UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23117
JPMorgan Trust IV
(Exact name of registrant as specified in charter)

277 Park Avenue
New York, NY 10172
(Address of principal executive offices) (Zip code)

Gregory S. Samuels
277 Park Avenue
New York, NY 10172
(Name and Address of Agent for Service)
With copies to:
Elizabeth A. Davin, Esq. JPMorgan Chase & Co. 1111 Polaris Parkway Columbus, OH 43240	Alison M. Fumai, Esq. Dechert LLP 1905 Avenue of the Americas New York, NY 10036
Registrant's telephone number, including area code:
(800) 480-4111
Date of fiscal year end:
Last Day of February
Date of reporting period:
August 31, 2025

Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)

JPMorgan Institutional Tax Free Money Market Fund

Agency Shares/Ticker: JOAXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Institutional Tax Free Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.  You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Institutional Tax Free Money Market Fund (Agency Shares)	$13	0.26%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$2,722,152
Total number of portfolio holdings	295
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	45.2
8–30 calendar days	54.8
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JOAXX-825
JPMorgan Institutional Tax Free Money Market Fund - Agency Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)

JPMorgan Institutional Tax Free Money Market Fund

Capital Shares/Ticker: JOCXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Institutional Tax Free Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.  You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Institutional Tax Free Money Market Fund (Capital Shares)	$9	0.18%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$2,722,152
Total number of portfolio holdings	295
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	45.2
8–30 calendar days	54.8
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JOCXX-825
JPMorgan Institutional Tax Free Money Market Fund - Capital Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)

JPMorgan Institutional Tax Free Money Market Fund

IM Shares/Ticker: JOIXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Institutional Tax Free Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/jpmfpages/imshares. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Institutional Tax Free Money Market Fund (IM Shares)	$7	0.13%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$2,722,152
Total number of portfolio holdings	295
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	45.2
8–30 calendar days	54.8
Availability of Additional Information
At www.jpmorganfunds.com/jpmfpages/imshares, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JOIXX-825
JPMorgan Institutional Tax Free Money Market Fund - IM Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)

JPMorgan Institutional Tax Free Money Market Fund

Institutional Class Shares/Ticker: JOFXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Institutional Tax Free Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Institutional Tax Free Money Market Fund (Institutional Class Shares)	$11	0.21%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$2,722,152
Total number of portfolio holdings	295
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	45.2
8–30 calendar days	54.8
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JOFXX-825
JPMorgan Institutional Tax Free Money Market Fund - Institutional Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)

JPMorgan Securities Lending Money Market Fund

Agency SL Shares/Ticker: VSLXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Securities Lending Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Securities Lending Money Market Fund (Agency SL Shares)	$3	0.06%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,712,787
Total number of portfolio holdings	67
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	88.0
8–30 calendar days	1.7
31–60 calendar days	4.0
61–90 calendar days	1.4
91–180 calendar days	4.0
181+ calendar days	0.9
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

VSLXX-825
JPMorgan Securities Lending Money Market Fund - Agency SL Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan Ultra-Short Municipal Fund
Class A Shares/Ticker: USMSX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Ultra-Short Municipal Fund (the "Fund") for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Ultra-Short Municipal Fund (Class A Shares)	$20	0.39%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$2,429,702
Total number of portfolio holdings	1,137
Portfolio turnover rate	27%
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

USMSX-825
JPMorgan Ultra-Short Municipal Fund - Class A

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan Ultra-Short Municipal Fund
Class I Shares/Ticker: USMTX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Ultra-Short Municipal Fund (the "Fund") for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Ultra-Short Municipal Fund (Class I Shares)	$10	0.19%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$2,429,702
Total number of portfolio holdings	1,137
Portfolio turnover rate	27%
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

USMTX-825
JPMorgan Ultra-Short Municipal Fund - Class I

ITEM 2. CODE OF ETHICS.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to a semi-annual report.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included in the financial statements filed under Item 7 of this Form.

Included in Item 7.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Semi-Annual Financial Statements
J.P. Morgan Money Market Funds
August 31, 2025 (Unaudited)
JPMorgan Prime Money Market Fund
JPMorgan Institutional Tax Free Money Market Fund
JPMorgan Liquid Assets Money Market Fund
JPMorgan Securities Lending Money Market Fund
JPMorgan U.S. Government Money Market Fund
JPMorgan U.S. Treasury Plus Money Market Fund
JPMorgan Federal Money Market Fund
JPMorgan 100% U.S. Treasury Securities Money Market Fund
JPMorgan Tax Free Money Market Fund
JPMorgan Municipal Money Market Fund
JPMorgan California Municipal Money Market Fund
JPMorgan New York Municipal Money Market Fund

The following disclosure applies to the JPMorgan Liquid Assets Money Market Fund, JPMorgan Tax Free Money Market Fund, JPMorgan Municipal Money Market Fund, JPMorgan California Municipal Money Market Fund and JPMorgan New York Municipal Money Market Fund.
You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. A Fund may impose a fee upon the sale of your shares. An investment in a Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor is not required to reimburse a Fund for losses, and you should not expect that the sponsor will provide financial support to the Funds at any time, including during periods of market stress.
The following disclosure applies to the JPMorgan Prime Money Market Fund and JPMorgan Institutional Tax Free Money Market Fund.
You could lose money by investing in a Fund. Because the share price of each Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. A Fund generally must impose a fee when net sales of Fund shares exceed certain levels. An investment in a Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor is not required to reimburse a Fund for losses, and you should not expect that the sponsor will provide financial support to the Funds at any time, including during periods of market stress.
Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares.
The following disclosure applies to the JPMorgan U.S. Government Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund, JPMorgan Federal Money Market Fund, JPMorgan 100% U.S. Treasury Securities Money Market Fund and, effective September 3, 2024, JPMorgan Securities Lending Money Market Fund.
You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor is not required to reimburse a Fund for losses, and you should not expect that the sponsor will provide financial support to the Funds at any time, including during periods of market stress.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 25.1%
Agency Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, 4.34%, dated 8/29/2025, due 9/2/2025, repurchase price $174,445. (a)	174,361	174,361
BMO Capital Markets Corp., 4.40%, dated 8/29/2025, due 9/2/2025, repurchase price $60,029, collateralized by Asset-Backed Securities, 1.00% - 12.83%, due 11/20/2026 - 7/26/2066, Collateralized Mortgage Obligations, 4.39% - 9.45%, due 7/15/2041 - 11/18/2048, Corporate Notes and Bonds, 1.32% - 8.00%, due 4/15/2026 - 6/1/2045 and FNMA, 3.27% - 5.30%, due 2/1/2028 - 1/25/2055, with a value of $64,472.	60,000	60,000
BMO Capital Markets Corp., 4.40%, dated 8/29/2025, due 9/2/2025, repurchase price $165,081, collateralized by Asset-Backed Securities, 0.00% - 8.67%, due 9/15/2027 - 10/25/2067, Collateralized Mortgage Obligations, 0.00% - 9.45%, due 5/25/2033 - 8/25/2070, Corporate Notes and Bonds, 3.45% - 12.25%, due 9/12/2026 - 6/1/2036 and FNMA, 5.26% - 14.20%, due 3/25/2042 - 3/25/2055, with a value of $176,761.	165,000	165,000
BMO Capital Markets Corp., 4.43%, dated 8/29/2025, due 9/5/2025, repurchase price $75,065, collateralized by Asset-Backed Securities, 0.00% - 11.59%, due 11/12/2027 - 4/25/2050, Collateralized Mortgage Obligations, 0.00% - 8.18%, due 4/25/2032 - 8/25/2070, Corporate Notes and Bonds, 4.00% - 9.00%, due 4/15/2026 - 8/15/2047, FHLMC, 6.00% - 6.50%, due 6/15/2031 - 8/25/2055, FNMA, 3.27% - 5.36%, due 2/1/2028 - 7/25/2055 and GNMA, 6.56%, due 5/20/2075, with a value of $80,096.	75,000	75,000
BMO Capital Markets Corp., 4.44%, dated 8/29/2025, due 9/5/2025, repurchase price $80,069, collateralized by Asset-Backed Securities, 5.10% - 11.11%, due 10/18/2030 - 11/25/2053, Collateralized Mortgage Obligations, 2.35% - 9.40%, due 8/25/2039 - 6/25/2055, Corporate Notes and Bonds, 1.65% - 9.75%, due 1/27/2026 - 4/15/2066, FNMA, 5.30%, due 1/25/2055 and GNMA, 5.45%, due 4/20/2054, with a value of $84,934.	80,000	80,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BMO Capital Markets Corp., 4.44%, dated 8/29/2025, due 9/5/2025, repurchase price $80,069, collateralized by Asset-Backed Securities, 5.15% - 11.85%, due 10/27/2025 - 3/20/2057, Collateralized Mortgage Obligations, 0.00% - 10.85%, due 3/25/2033 - 8/25/2070, Corporate Notes and Bonds, 4.45% - 9.25%, due 10/1/2025 - 5/9/2036, FNMA, 5.30%, due 1/25/2055 and GNMA, 6.56%, due 5/20/2075, with a value of $86,380.	80,000	80,000
BMO Capital Markets Corp., 4.47%, dated 8/29/2025, due 9/5/2025, repurchase price $90,078, collateralized by Asset-Backed Securities, 11.04%, due 10/20/2031, Collateralized Mortgage Obligations, 0.00% - 35.57%, due 4/25/2032 - 1/25/2067, Corporate Notes and Bonds, 3.40% - 8.50%, due 1/15/2027 - 3/1/2052, FHLMC, 4.00%, due 8/15/2039 and FNMA, 5.30%, due 1/25/2055, with a value of $96,846.	90,000	90,000
BMO Capital Markets Corp., 4.47%, dated 8/29/2025, due 9/5/2025, repurchase price $150,130, collateralized by Asset-Backed Securities, 0.00% - 17.13%, due 3/25/2032 - 3/25/2055, Collateralized Mortgage Obligations, 0.00% - 9.04%, due 5/25/2033 - 8/25/2070, Corporate Notes and Bonds, 2.88% - 12.25%, due 10/2/2026 - 7/15/2039 and FNMA, 5.20%, due 12/26/2041, with a value of $161,941.	150,000	150,000
BNP Paribas SA, 4.46%, dated 8/29/2025, due 9/3/2025, repurchase price $800,496, collateralized by Asset-Backed Securities, 4.20%, due 9/15/2028, Corporate Notes and Bonds, 0.00% - 12.50%, due 4/15/2026 - 3/7/2087^^ and Sovereign Government Securities, 0.00% - 7.25%, due 12/15/2035 - 3/5/2038, with a value of $864,770.	800,000	800,000
BNP Paribas SA, 4.49%, dated 8/29/2025, due 9/5/2025, repurchase price $463,404, collateralized by Asset-Backed Securities, 1.37% - 8.27%, due 8/10/2027 - 5/20/2038, Collateralized Mortgage Obligations, 1.49% - 7.21%, due 10/15/2035 - 5/25/2070, Corporate Notes and Bonds, 0.55% - 9.25%, due 9/1/2025 - 10/31/2082^^, FHLMC, 2.34% - 4.94%, due 7/25/2026 - 11/25/2030, FNMA, 6.65% - 13.85%, due 10/25/2041 - 5/26/2043 and Sovereign Government Securities, 5.20% - 6.75%, due 1/15/2030 - 9/23/2055, with a value of $491,252.	463,000	463,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	1

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
BNP Paribas SA, 4.57%, dated 8/29/2025, due 9/5/2025, repurchase price $537,477, collateralized by Asset-Backed Securities, 4.73% - 9.00%, due 4/1/2027 - 4/23/2038, Collateralized Mortgage Obligations, 0.00% - 5.63%, due 10/15/2035 - 7/25/2067, Corporate Notes and Bonds, 0.55% - 8.63%, due 9/8/2025 - 10/31/2082^^, FHLMC, 2.23% - 4.85%, due 9/25/2025 - 4/25/2034, FNMA, 7.10% - 13.85%, due 10/25/2041 - 5/27/2042 and Sovereign Government Securities, 3.10%, due 5/7/2041, with a value of $571,498.	537,000	537,000
BNP Paribas SA, 4.75%, dated 8/29/2025, due 10/3/2025, repurchase price $25,115, collateralized by Corporate Notes and Bonds, 1.70% - 14.00%, due 7/15/2027 - 3/7/2087, with a value of $27,532.	25,000	25,000
BNP Paribas SA, 4.75%, dated 8/29/2025, due 10/3/2025, repurchase price $502,309, collateralized by Asset-Backed Securities, 0.00% - 10.72%, due 10/21/2026 - 11/15/2032 and Corporate Notes and Bonds, 1.89% - 14.00%, due 6/15/2026 - 1/15/2084^^, with a value of $552,628.	500,000	500,000
BofA Securities, Inc., 4.76%, dated 8/29/2025, due 12/2/2025, repurchase price $541,720, collateralized by Asset-Backed Securities, 0.00% - 12.94%, due 7/7/2027 - 10/25/2063, Collateralized Mortgage Obligations, 0.00% - 12.23%, due 6/25/2028 - 10/25/2069, Corporate Notes and Bonds, 0.00%, due 9/1/2026 - 8/1/2044 and FNMA, 3.00% - 11.20%, due 10/25/2041 - 4/25/2062, with a value of $581,455.	535,000	535,000
Citigroup Global Markets Holdings, Inc., 4.39%, dated 8/29/2025, due 9/2/2025, repurchase price $1,000,488, collateralized by U.S. Treasury Securities, 1.13% - 4.75%, due 1/15/2034 - 11/15/2044, with a value of $1,020,000.	1,000,000	1,000,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Credit Agricole Corporate and Investment Bank, 4.39%, dated 8/29/2025, due 9/2/2025, repurchase price $50,024, collateralized by Asset-Backed Securities, 3.79% - 7.22%, due 8/15/2029 - 10/26/2054, Collateralized Mortgage Obligations, 3.70% - 8.54%, due 3/17/2036 - 11/17/2050, Commercial Paper, 0.00%, due 10/8/2025, Corporate Notes and Bonds, 0.00% - 10.75%, due 11/20/2025 - 1/15/2055 and Sovereign Government Securities, 3.75% - 4.75%, due 4/26/2028 - 3/5/2035, with a value of $53,513.	50,000	50,000
Credit Agricole Corporate and Investment Bank, 4.39%, dated 8/29/2025, due 9/3/2025, repurchase price $100,061, collateralized by Asset-Backed Securities, 2.79% - 6.62%, due 8/15/2029 - 9/15/2072, Collateralized Mortgage Obligations, 3.48% - 7.44%, due 3/17/2036 - 9/25/2067, Commercial Paper, 0.00%, due 10/8/2025 - 1/5/2026, Corporate Notes and Bonds, 3.50% - 10.75%, due 1/15/2027 - 9/30/2039^^ and Sovereign Government Securities, 0.63% - 5.50%, due 1/22/2026 - 1/13/2031, with a value of $106,116.	100,000	100,000
Credit Agricole Corporate and Investment Bank, 4.39%, dated 8/29/2025, due 9/3/2025, repurchase price $340,207, collateralized by Asset-Backed Securities, 2.68% - 7.10%, due 2/20/2029 - 4/20/2062, Collateralized Mortgage Obligations, 5.44%, due 9/25/2039, Commercial Paper, 0.00%, due 9/30/2025 - 1/5/2026, Corporate Notes and Bonds, 1.54% - 12.00%, due 5/15/2026 - 10/1/2054^^, Sovereign Government Securities, 0.63% - 6.60%, due 1/22/2026 - 6/13/2036 and U.S. Treasury Securities, 4.63%, due 4/30/2031, with a value of $362,346.	340,000	340,000
Fixed Income Clearing Corp., 4.33%, dated 8/29/2025, due 9/2/2025, repurchase price $250,120, collateralized by U.S. Treasury Securities, 4.00% - 4.25%, due 3/31/2030 - 2/15/2054, with a value of $255,000.	250,000	250,000
Fixed Income Clearing Corp., 4.33%, dated 8/29/2025, due 9/2/2025, repurchase price $2,251,082, collateralized by U.S. Treasury Securities, 0.13% - 3.88%, due 1/15/2026 - 8/15/2031, with a value of $2,295,000.	2,250,000	2,250,000
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Fixed Income Clearing Corp., 4.33%, dated 8/29/2025, due 9/2/2025, repurchase price $2,351,131, collateralized by U.S. Treasury Securities, 0.13% - 4.63%, due 5/31/2031 - 8/15/2032, with a value of $2,397,000.	2,350,000	2,350,000
Goldman Sachs & Co. LLC, 4.71%, dated 8/29/2025, due 10/27/2025, repurchase price $428,281, collateralized by Asset-Backed Securities, 3.70% - 10.43%, due 4/15/2027 - 12/25/2044, Collateralized Mortgage Obligations, 1.50% - 7.38%, due 8/15/2033 - 6/25/2064 and Corporate Notes and Bonds, 0.00% - 15.20%, due 10/8/2025 - 9/21/2047^^, with a value of $458,701.	425,000	425,000
Goldman Sachs & Co. LLC, 4.73%, dated 8/29/2025, due 10/27/2025, repurchase price $655,039, collateralized by Asset-Backed Securities, 0.00% - 13.22%, due 10/9/2026 - 7/25/2069, Collateralized Mortgage Obligations, 0.00% - 10.73%, due 11/12/2032 - 12/15/2056, Corporate Notes and Bonds, 0.00% - 14.50%, due 9/9/2025 - 6/15/2047 and Sovereign Government Securities, 0.00% - 9.65%, due 2/28/2029 - 11/21/2054, with a value of $700,276.	650,000	650,000
HSBC Securities USA, Inc., 4.43%, dated 8/29/2025, due 9/2/2025, repurchase price $20,010, collateralized by Asset-Backed Securities, 2.02% - 5.72%, due 2/20/2027 - 7/20/2038, with a value of $21,210.	20,000	20,000
HSBC Securities USA, Inc., 4.43%, dated 8/29/2025, due 9/2/2025, repurchase price $440,217, collateralized by Corporate Notes and Bonds, 1.25% - 7.66%, due 10/1/2025 - 11/26/2085^^, FHLMC, 3.00% - 6.00%, due 12/20/2038 - 9/1/2055, FNMA, 3.50% - 5.00%, due 4/25/2052 - 6/1/2063, GNMA, 3.00% - 5.00%, due 1/20/2030 - 12/20/2048 and Sovereign Government Securities, 4.00% - 7.88%, due 1/25/2026 - 6/30/2055, with a value of $462,138.	440,000	440,000
ING Financial Markets LLC, 4.40%, dated 8/29/2025, due 9/2/2025, repurchase price $100,049, collateralized by Corporate Notes and Bonds, 1.23% - 6.13%, due 8/17/2026 - 8/15/2055, with a value of $105,052.	100,000	100,000
ING Financial Markets LLC, 4.40%, dated 8/29/2025, due 9/2/2025, repurchase price $194,095, collateralized by Corporate Notes and Bonds, 0.95% - 6.90%, due 1/12/2026 - 10/15/2055, with a value of $203,801.	194,000	194,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

ING Financial Markets LLC, 4.40%, dated 8/29/2025, due 9/2/2025, repurchase price $220,108, collateralized by Common Stocks, with a value of $237,716.	220,000	220,000
ING Financial Markets LLC, 4.65%, dated 8/29/2025, due 10/14/2025, repurchase price $502,971, collateralized by Common Stocks, with a value of $543,906.	500,000	500,000
Mitsubishi UFJ Trust & Banking Corp., 4.45%, dated 8/29/2025, due 9/4/2025, repurchase price $1,000,742, collateralized by Corporate Notes and Bonds, 0.00% - 5.25%, due 1/15/2026 - 11/21/2032, with a value of $1,050,260.	1,000,000	1,000,000
MUFG Securities Americas, Inc., 4.41%, dated 8/29/2025, due 9/2/2025, repurchase price $300,147, collateralized by Corporate Notes and Bonds, 1.16% - 7.00%, due 1/9/2026 - 5/1/2079^^ and Municipal Debt Securities, 2.90% - 5.50%, due 1/1/2047 - 12/1/2054, with a value of $315,155.	300,000	300,000
Natixis SA, 4.44%, dated 8/29/2025, due 9/2/2025, repurchase price $100,049, collateralized by Asset-Backed Securities, 5.67% - 9.03%, due 7/23/2031 - 5/9/2039, Collateralized Mortgage Obligations, 2.00% - 6.95%, due 5/12/2034 - 2/25/2067, Corporate Notes and Bonds, 0.00% - 12.25%, due 6/15/2027 - 6/15/2053^^ and Sovereign Government Securities, 3.75%, due 9/12/2031, with a value of $106,800.	100,000	100,000
Natixis SA, 4.48%, dated 8/29/2025, due 9/2/2025, repurchase price $275,137, collateralized by Asset-Backed Securities, 3.01% - 12.94%, due 4/1/2028 - 5/9/2039, Collateralized Mortgage Obligations, 0.94% - 7.47%, due 8/17/2034 - 2/25/2067, Corporate Notes and Bonds, 2.50% - 9.88%, due 6/15/2027 - 12/31/2079^^ and Sovereign Government Securities, 3.75% - 7.25%, due 4/14/2026 - 1/3/2035, with a value of $294,678.	275,000	275,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	3

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Natixis SA, 4.49%, dated 8/29/2025, due 9/2/2025, repurchase price $500,249, collateralized by Asset-Backed Securities, 2.90% - 9.96%, due 2/15/2029 - 11/25/2053, Collateralized Mortgage Obligations, 2.00% - 8.75%, due 8/17/2034 - 4/25/2064, Corporate Notes and Bonds, 1.70% - 10.00%, due 5/27/2026 - 12/31/2079^^ and Sovereign Government Securities, 3.75% - 8.60%, due 9/24/2027 - 9/12/2031, with a value of $533,743.	500,000	500,000
Natixis SA, 4.46%, dated 8/29/2025, due 9/3/2025, repurchase price $200,124, collateralized by Common Stocks, with a value of $216,161.	200,000	200,000
Natixis SA, 4.44%, dated 8/29/2025, due 9/5/2025, repurchase price $125,108, collateralized by Asset-Backed Securities, 3.35% - 11.73%, due 9/17/2029 - 5/9/2039, Collateralized Mortgage Obligations, 2.00% - 6.45%, due 8/17/2034 - 2/25/2064, Corporate Notes and Bonds, 1.90% - 10.50%, due 1/12/2026 - 4/25/2053^^ and Sovereign Government Securities, 3.75% - 7.13%, due 9/12/2031 - 2/12/2032, with a value of $133,815.	125,000	125,000
Natixis SA, 4.44%, dated 8/29/2025, due 9/5/2025, repurchase price $389,336, collateralized by Asset-Backed Securities, 2.75% - 11.73%, due 9/17/2029 - 7/15/2039, Collateralized Mortgage Obligations, 1.05% - 10.13%, due 11/12/2036 - 2/25/2067 and Corporate Notes and Bonds, 1.90% - 12.25%, due 5/27/2026 - 12/31/2079^^, with a value of $417,560.	389,000	389,000
Natixis SA, 4.48%, dated 8/29/2025, due 9/5/2025, repurchase price $50,043, collateralized by Asset-Backed Securities, 5.25%, due 10/1/2030, Corporate Notes and Bonds, 6.00%, due 10/1/2036 and Sovereign Government Securities, 6.00%, due 4/7/2026, with a value of $54,032.	50,000	50,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Natixis SA, 4.48%, dated 8/29/2025, due 9/5/2025, repurchase price $140,122, collateralized by Asset-Backed Securities, 5.68% - 11.54%, due 9/17/2029 - 10/17/2039, Collateralized Mortgage Obligations, 1.05% - 6.06%, due 12/25/2035 - 2/25/2067, Corporate Notes and Bonds, 1.30% - 9.75%, due 1/8/2026 - 3/15/2082^^ and Sovereign Government Securities, 2.78% - 6.00%, due 9/12/2031 - 12/1/2060, with a value of $149,197.	140,000	140,000
Natixis SA, 4.48%, dated 8/29/2025, due 9/5/2025, repurchase price $375,327, collateralized by Asset-Backed Securities, 3.20% - 10.73%, due 4/1/2028 - 11/25/2053, Collateralized Mortgage Obligations, 1.05% - 8.75%, due 11/25/2035 - 12/26/2064, Corporate Notes and Bonds, 2.40% - 11.25%, due 5/15/2027 - 12/31/2079^^ and Sovereign Government Securities, 2.78% - 7.13%, due 9/12/2031 - 12/1/2060, with a value of $402,271.	375,000	375,000
Pershing LLC, 4.73%, dated 8/29/2025, due
11/6/2025, repurchase price $141,269,
collateralized by Asset-Backed Securities,
5.28% - 12.33%, due 8/15/2030 -
3/15/2072, Certificates of Deposit, 4.00% -
4.45%, due 8/26/2026 - 7/29/2030,
Collateralized Mortgage Obligations, 2.38%,
due 5/14/2053, Corporate Notes and Bonds,
2.63% - 12.25%, due 11/15/2026 -
7/24/2042^^, FHLMC, 6.50% - 7.50%, due
8/15/2030 - 4/15/2032, GNMA, 5.50% -
7.00%, due 9/20/2035 - 2/20/2055,
Municipal Debt Securities, 0.00% - 5.75%, due
11/1/2032 - 12/31/2065, Sovereign
Government Securities, 5.63%, due 5/13/2030
and U.S. Treasury Securities, 0.50% - 4.30%,
due 4/30/2027 - 5/15/2052, with a value of
$151,811.
	140,000	140,000
RBC Capital Markets LLC, 4.43%, dated 8/29/2025, due 9/3/2025, repurchase price $500,308, collateralized by Certificates of Deposit, 4.51% - 4.63%, due 10/9/2025 - 3/6/2026, Commercial Paper, 0.00%, due 9/2/2025 - 11/20/2025 and Corporate Notes and Bonds, 2.57% - 6.95%, due 9/9/2026 - 4/20/2067^^, with a value of $525,000.	500,000	500,000
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
RBC Capital Markets LLC, 4.43%, dated 8/29/2025, due 9/4/2025, repurchase price $120,089, collateralized by Certificates of Deposit, 0.00% - 5.35%, due 9/4/2025 - 9/15/2051 and Commercial Paper, 0.00%, due 9/15/2025 - 10/3/2025, with a value of $126,000.	120,000	120,000
Societe Generale SA, 4.40%, dated 8/29/2025, due 9/2/2025, repurchase price $210,103, collateralized by Asset-Backed Securities, 5.39% - 5.50%, due 1/25/2038 - 4/23/2038, Collateralized Mortgage Obligations, 3.05% - 4.08%, due 2/18/2053 - 9/25/2059, Corporate Notes and Bonds, 1.65% - 7.02%, due 3/25/2026 - 12/31/2079, Sovereign Government Securities, 0.55% - 4.88%, due 10/21/2025 - 6/10/2044 and U.S. Treasury Securities, 0.00% - 3.88%, due 2/15/2027 - 8/15/2038, with a value of $220,403.	210,000	210,000
Societe Generale SA, 4.40%, dated 8/29/2025, due 9/2/2025, repurchase price $250,122, collateralized by Asset-Backed Securities, 5.39%, due 4/20/2038, Collateralized Mortgage Obligations, 3.05%, due 2/18/2053, Corporate Notes and Bonds, 1.51% - 9.25%, due 12/15/2025 - 7/15/2064^^, Sovereign Government Securities, 1.75% - 6.88%, due 1/11/2026 - 1/17/2042 and U.S. Treasury Securities, 0.00%, due 2/15/2027 - 8/15/2054, with a value of $262,290.	250,000	250,000
Societe Generale SA, 4.47%, dated 8/29/2025, due 9/2/2025, repurchase price $140,069, collateralized by Asset-Backed Securities, 5.50%, due 3/31/2038, Collateralized Mortgage Obligations, 4.19% - 10.62%, due 9/28/2036 - 6/16/2042, Corporate Notes and Bonds, 3.38% - 9.88%, due 2/1/2027 - 2/4/2041 and Sovereign Government Securities, 5.25% - 9.38%, due 9/30/2027 - 1/17/2042, with a value of $151,269.	140,000	140,000
Societe Generale SA, 4.47%, dated 8/29/2025, due 9/2/2025, repurchase price $475,236, collateralized by Asset-Backed Securities, 4.94% - 5.41%, due 4/25/2037 - 4/23/2038, Collateralized Mortgage Obligations, 3.83% - 8.51%, due 9/15/2034 - 1/18/2039, Corporate Notes and Bonds, 1.51% - 13.50%, due 10/10/2025 - 8/15/2076^^, Sovereign Government Securities, 4.75% - 9.88%, due 1/15/2028 - 1/30/2060 and U.S. Treasury Securities, 0.00%, due 2/15/2027, with a value of $512,761.	475,000	475,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Societe Generale SA, 4.40%, dated 8/29/2025, due 9/4/2025, repurchase price $515,378, collateralized by Asset-Backed Securities, 5.26% - 10.24%, due 1/18/2029 - 4/20/2038, Collateralized Mortgage Obligations, 4.08% - 8.10%, due 9/25/2059 - 2/25/2068, Corporate Notes and Bonds, 1.65% - 9.40%, due 2/15/2026 - 12/15/2067^^, Sovereign Government Securities, 0.55% - 6.88%, due 10/21/2025 - 4/15/2070^^ and U.S. Treasury Securities, 0.00% - 4.63%, due 5/15/2028 - 8/15/2054, with a value of $541,276.	515,000	515,000
Societe Generale SA, 4.51%, dated 8/29/2025, due 10/8/2025, repurchase price $175,877, collateralized by Collateralized Mortgage Obligations, 7.36%, due 9/15/2034, Corporate Notes and Bonds, 1.51% - 10.75%, due 12/15/2025 - 4/21/2060^^, Sovereign Government Securities, 4.88% - 10.38%, due 10/9/2026 - 3/15/2035 and U.S. Treasury Securities, 0.00%, due 1/22/2026 - 8/15/2046, with a value of $186,557.	175,000	175,000
Societe Generale SA, 4.70%, dated 8/29/2025, due 11/3/2025, repurchase price $327,800, collateralized by Collateralized Mortgage Obligations, 7.40%, due 1/18/2039, Corporate Notes and Bonds, 3.20% - 12.25%, due 7/1/2026 - 8/12/2061^^, Sovereign Government Securities, 3.25% - 9.25%, due 1/26/2026 - 1/30/2060 and U.S. Treasury Securities, 4.63%, due 11/15/2044, with a value of $354,979.	325,000	325,000
TD Securities USA LLC, 4.40%, dated 8/29/2025, due 9/2/2025, repurchase price $225,110, collateralized by Municipal Debt Securities, 5.00% - 8.36%, due 2/15/2033 - 8/1/2049, with a value of $236,367.	225,000	225,000
TD Securities USA LLC, 4.44%, dated 8/29/2025, due 9/5/2025, repurchase price $700,604, collateralized by Asset-Backed Securities, 2.88% - 5.88%, due 10/11/2027 - 1/11/2036, Corporate Notes and Bonds, 1.09% - 7.30%, due 9/1/2026 - 8/15/2055 and Municipal Debt Securities, 1.85% - 8.00%, due 7/1/2029 - 4/1/2057, with a value of $740,800.	700,000	700,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	5

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
TD Securities USA LLC, 4.46%, dated 8/29/2025, due 9/5/2025, repurchase price $475,412, collateralized by Asset-Backed Securities, 3.70% - 5.44%, due 4/15/2027 - 6/25/2054, Collateralized Mortgage Obligations, 4.82% - 5.40%, due 6/25/2028 - 1/25/2029 and Corporate Notes and Bonds, 3.25% - 15.00%, due 12/15/2025 - 11/15/2066, with a value of $516,941.	475,000	475,000
TD Securities USA LLC, 4.68%, dated 8/29/2025, due 10/20/2025, repurchase price $226,521, collateralized by Corporate Notes and Bonds, 2.00% - 14.50%, due 12/15/2025 - 6/1/2065 and Municipal Debt Securities, 0.00% - 7.84%, due 12/1/2025 - 11/15/2063, with a value of $238,874.	225,000	225,000
UBS Securities LLC, 4.50%, dated 8/29/2025, due 9/5/2025, repurchase price $400,350, collateralized by Corporate Notes and Bonds, 1.38% - 12.25%, due 9/15/2025 - 3/15/2082^^ and Sovereign Government Securities, 1.00% - 10.13%, due 5/15/2027 - 7/9/2029, with a value of $422,700.	400,000	400,000
Wells Fargo Securities LLC, 4.40%, dated 8/29/2025, due 9/2/2025, repurchase price $55,027, collateralized by Commercial Paper, 0.00%, due 10/27/2025 - 8/14/2026 and Corporate Notes and Bonds, 2.38% - 5.90%, due 10/9/2030 - 4/1/2051, with a value of $57,799.	55,000	55,000
Wells Fargo Securities LLC, 4.43%, dated 8/29/2025, due 9/2/2025, repurchase price $300,148, collateralized by Corporate Notes and Bonds, 0.75% - 9.63%, due 9/1/2025 - 12/31/2079^^, with a value of $315,155.	300,000	300,000
Wells Fargo Securities LLC, 4.46%, dated 8/29/2025, due 9/3/2025, repurchase price $90,056, collateralized by Commercial Paper, 0.00%, due 9/5/2025 - 8/14/2026, with a value of $94,582.	90,000	90,000
Wells Fargo Securities LLC, 4.40%, dated 8/29/2025, due 9/4/2025, repurchase price $230,169, collateralized by Commercial Paper, 0.00%, due 10/9/2025 - 5/7/2026, with a value of $241,707.	230,000	230,000
Wells Fargo Securities LLC, 4.46%, dated 8/29/2025, due 9/5/2025, repurchase price $275,238, collateralized by Commercial Paper, 0.00%, due 9/5/2025 - 3/24/2026, with a value of $289,000.	275,000	275,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wells Fargo Securities LLC, 4.70%, dated 8/29/2025, due 10/17/2025, repurchase price $90,576, collateralized by Corporate Notes and Bonds, 1.75% - 8.13%, due 8/24/2026 - 1/15/2065, with a value of $95,240.	90,000	90,000
Wells Fargo Securities LLC, 4.78%, dated 8/29/2025, due 11/3/2025, repurchase price $332,892, collateralized by Commercial Paper, 0.00%, due 9/3/2025 - 5/28/2026, with a value of $350,641.	330,000	330,000
Wells Fargo Securities LLC, 4.78%, dated 8/29/2025, due 11/24/2025, repurchase price $303,465, collateralized by Corporate Notes and Bonds, 0.01% - 10.50%, due 9/9/2025 - 12/31/2079^^, with a value of $318,765.	300,000	300,000
Total Repurchase Agreements (Cost $22,622,361)		22,622,361
Municipal Bonds — 0.8%
Alaska — 0.1%
Alaska Housing Finance Corp., State Capital Project Series 2022A, Rev., VRDO, LOC : Barclays Bank plc, 4.35%, 9/8/2025 (b)	73,000	73,000
Colorado — 0.1%
Colorado Housing and Finance Authority, Single Family Mortgage
Series 2024E-2, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 4.35%, 9/8/2025 (b)	14,000	14,000
Series 2024G-2, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 4.35%, 9/8/2025 (b)	10,000	10,000
Series 2025L-2, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 4.35%, 9/8/2025 (b)	25,000	25,000
Total Colorado		49,000
Illinois — 0.0% ^
Illinois Finance Authority, University of Chicago Series 2025A, Rev., VRDO, LIQ : Northern Trust Co. (The), 4.35%, 9/8/2025 (b)	33,500	33,500
Iowa — 0.1%
Iowa Student Loan Liquidity Corp., Student Loan Series 2023-1, Rev., VRDO, LOC : Royal Bank of Canada, 4.37%, 9/8/2025 (b)	66,900	66,900
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Massachusetts — 0.0% ^
Massachusetts Housing Finance Agency, Single Family Series 244, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Royal Bank of Canada, 4.35%, 9/8/2025 (b)	20,000	20,000
Minnesota — 0.2%
Ecmc Group, Inc. Series 23-1, VRDO, 4.43%, 9/8/2025 (b)	83,518	83,518
Minnesota Housing Finance Agency, Residential Housing Finance
Series 2024Q, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : State Street Bank & Trust Co., 4.35%, 9/8/2025 (b)	17,000	17,000
Series 2024S, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : State Street Bank & Trust Co., 4.35%, 9/8/2025 (b)	7,490	7,490
Series 2024W, Rev., VRDO, LIQ : State Street Bank & Trust Co., 4.35%, 9/8/2025 (b)	20,000	20,000
Series 2025B, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 4.35%, 9/8/2025 (b)	5,000	5,000
Series 2025E, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 4.35%, 9/8/2025 (b)	17,000	17,000
Total Minnesota		150,008
New Hampshire — 0.2%
New Hampshire Business Finance Authority, Hanwa Q Cells USA, Inc., Project Series 2024A, Rev., VRDO, LOC : Kookmin Bank, 4.65%, 9/8/2025 (b) (c)	125,000	125,000
New Hampshire Business Finance Authority, University of Nevada Reno Project Series 2023, Rev., VRDO, LOC : Korea Development Bank, 4.52%, 9/8/2025 (b) (c)	27,705	27,705
Total New Hampshire		152,705
Pennsylvania — 0.0% ^
Pennsylvania Higher Education Assistance Agency Series 2024A, Rev., VRDO, LOC : Bank of America NA, 4.35%, 9/8/2025 (b)	32,294	32,294
Texas — 0.1%
North Texas Higher Education Authority, Inc. Series 2023-1, Rev., VRDO, LOC : Royal Bank of Canada, 4.37%, 9/8/2025 (b)	21,400	21,400
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
State of Texas, Public Finance Authority Series 2024A, GO, VRDO, LIQ : FHLB, 4.35%, 9/8/2025 (b)	44,500	44,500
State of Texas, Veterans Series 2023A, GO, VRDO, LIQ : Texas State Comptroller, 4.38%, 9/8/2025 (b)	33,300	33,300
Total Texas		99,200
Total Municipal Bonds (Cost $676,607)		676,607
Short Term Investments — 71.3%
Commercial Paper — 39.3%
Antalis SA (France)
4.40%, 10/20/2025 (c) (d)	140,600	139,720
4.34%, 3/3/2026 (c) (d)	42,000	41,092
Atlantic Asset Securitization LLC
4.34%, 9/8/2025 (c) (d)	70,000	69,915
4.50%, 10/22/2025 (c) (d)	50,000	49,676
Australia & New Zealand Banking Group Ltd. (Australia)
(SOFR + 0.14%), 4.48%, 9/2/2025 (c) (e)	25,000	25,000
(SOFR + 0.20%), 4.54%, 9/2/2025 (c) (e)	133,000	133,008
(SOFR + 0.20%), 4.54%, 9/2/2025 (c) (e)	110,000	110,015
(SOFR + 0.20%), 4.54%, 9/2/2025 (c) (e)	152,000	152,025
(SOFR + 0.26%), 4.60%, 9/2/2025 (c) (e)	100,000	100,026
4.34%, 10/27/2025 (c) (d)	125,000	124,125
4.33%, 10/29/2025 (c) (d)	59,000	58,573
4.33%, 10/31/2025 (c) (d)	88,000	87,343
4.35%, 3/2/2026 (c) (d)	100,000	97,901
4.25%, 3/19/2026 (c) (d)	40,000	39,086
4.33%, 4/20/2026 (c) (d)	43,805	42,654
4.33%, 4/28/2026 (c) (d)	200,000	194,576
4.15%, 5/11/2026 (c) (d)	100,000	97,154
Automatic Data Processing, Inc., 4.34%, 9/3/2025 (c) (d)	1,106,700	1,106,032
Banco Santander SA (Spain)
4.40%, 10/1/2025 (c) (d)	125,000	124,504
4.37%, 10/8/2025 (c) (d)	246,000	244,817
Bank of Montreal (Canada)
(SOFR + 0.28%), 4.62%, 9/2/2025 (c) (e)	132,000	132,020
(SOFR + 0.34%), 4.68%, 9/2/2025 (c) (e)	105,000	105,023
(SOFR + 0.35%), 4.69%, 9/2/2025 (e)	142,000	142,071
(SOFR + 0.37%), 4.71%, 9/2/2025 (c) (e)	123,000	123,042
4.39%, 9/3/2025 (d)	92,000	91,945
4.59%, 11/7/2025 (d)	172,000	170,578
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	7

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
4.48%, 11/21/2025 (d)	243,000	240,598
4.50%, 11/25/2025 (d)	51,000	50,472
4.40%, 2/3/2026 (d)	55,000	53,997
4.35%, 6/8/2026 (d)	63,000	61,028
4.29%, 7/7/2026 (d)	65,000	62,767
Bank of Nova Scotia (The) (Canada)
(SOFR + 0.28%), 4.62%, 9/2/2025 (c) (e)	76,000	76,019
(SOFR + 0.31%), 4.65%, 9/2/2025 (c) (e)	332,000	332,169
(SOFR + 0.32%), 4.66%, 9/2/2025 (c) (e)	41,000	41,020
4.67%, 9/2/2025 (c)	81,000	81,041
4.34%, 10/31/2025 (c) (d)	147,000	145,868
4.46%, 11/12/2025 (c) (d)	205,000	203,167
4.39%, 2/20/2026 (c) (d)	82,000	80,360
Barclays Bank plc (United Kingdom)
(SOFR + 0.20%), 4.54%, 9/2/2025 (c) (e)	80,000	80,005
4.34%, 10/7/2025 (c) (d)	120,000	119,433
4.48%, 10/20/2025 (c) (d)	170,000	168,934
Barton Capital SA (France), 4.28%, 2/19/2026 (c) (d)	50,000	48,992
Bedford Row Funding Corp.
4.34%, 9/2/2025 (c) (d)	100,000	99,952
4.19%, 5/14/2026 (c) (d)	52,000	50,482
BNP Paribas SA (France)
(SOFR + 0.16%), 4.50%, 9/2/2025 (e)	111,000	111,001
(SOFR + 0.17%), 4.51%, 9/2/2025 (e)	134,000	134,003
4.38%, 2/27/2026 (d)	100,000	97,902
4.43%, 3/3/2026 (d)	267,000	261,282
4.32%, 4/8/2026 (d)	87,000	84,798
4.26%, 5/1/2026 (d)	70,000	68,056
4.24%, 5/15/2026 (d)	65,000	63,099
BofA Securities, Inc.
(SOFR + 0.18%), 4.54%, 9/2/2025 (e)	78,000	78,003
4.29%, 2/20/2026 (d)	130,000	127,350
Britannia Funding Co. LLC
4.41%, 11/17/2025 (c) (d)	120,000	118,855
4.50%, 12/18/2025 (c) (d)	132,300	130,568
Caisse des Depots et Consignations (France), 4.36%, 9/16/2025 (c) (d)	91,000	90,803
Canadian Imperial Bank of Commerce (Canada)
(SOFR + 0.30%), 4.64%, 9/2/2025 (c) (e)	300,000	300,191
(SOFR + 0.34%), 4.68%, 9/2/2025 (c) (e)	187,000	187,039
4.05%, 10/3/2025 (c) (d)	152,000	151,365
4.29%, 10/17/2025 (c) (d)	207,000	205,797
4.33%, 10/31/2025 (c) (d)	177,000	175,685
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
4.46%, 11/12/2025 (c) (d)	145,000	143,722
4.24%, 4/24/2026 (c) (d)	191,000	185,907
4.35%, 6/5/2026 (c) (d)	223,000	216,071
4.35%, 6/10/2026 (c) (d)	126,000	122,021
4.27%, 7/7/2026 (c) (d)	226,000	218,245
Canadian Imperial Holdings, Inc. (Canada), 4.39%, 11/7/2025 (c) (d)	45,000	44,629
CDP Financial, Inc. (Canada)
4.53%, 2/4/2026 (c) (d)	50,000	49,083
4.20%, 7/1/2026 (c) (d)	85,000	82,097
4.20%, 7/2/2026 (c) (d)	25,000	24,144
Chesham Finance Ltd. (Cayman Islands)
Series 2, 4.38%, 9/2/2025 (c) (d)	365,000	364,824
Series 1, 4.43%, 9/5/2025 (c) (d)	250,000	249,788
Series 2, 4.42%, 9/9/2025 (c) (d)	50,000	49,933
China Construction Bank Corp. (China), 4.35%, 9/2/2025 (c) (d)	420,000	419,795
City of San Antonio Series E, 4.38%, 9/18/2025	50,000	50,001
Commonwealth Bank of Australia (Australia)
(SOFR + 0.20%), 4.54%, 9/2/2025 (c) (e)	50,000	50,006
(SOFR + 0.22%), 4.56%, 9/2/2025 (c) (e)	100,000	100,015
(SOFR + 0.28%), 4.62%, 9/2/2025 (c) (e)	185,000	185,039
Concord Minutemen Capital Co. LLC
Series C, (SOFR + 0.30%), 4.64%, 9/2/2025 (c) (e)	60,000	60,012
Series A, 4.38%, 9/5/2025 (c) (d)	250,000	249,788
Constellation Funding Co. LLC
4.40%, 10/9/2025 (c) (d)	90,000	89,553
4.48%, 11/12/2025 (c) (d)	50,000	49,550
4.43%, 11/13/2025 (c) (d)	116,000	114,942
4.50%, 12/3/2025 (c) (d)	66,000	65,246
Cooperatieve Rabobank UA (Netherlands), 4.33%, 9/2/2025 (d)	38,287	38,269
Credit Agricole Corporate and Investment Bank (France)
4.34%, 9/4/2025 (d)	96,000	95,931
4.34%, 9/5/2025 (d)	46,000	45,961
4.35%, 10/31/2025 (d)	91,000	90,332
4.37%, 11/5/2025 (d)	93,000	92,264
4.39%, 2/20/2026 (d)	64,000	62,718
4.34%, 4/20/2026 (d)	300,000	292,068
Credit Industriel et Commercial (France)
4.34%, 9/19/2025 (c) (d)	133,000	132,666
4.43%, 10/31/2025 (c) (d)	80,000	79,405
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
4.37%, 1/22/2026 (d)	25,000	24,578
Danske Bank A/S (Denmark)
4.40%, 11/3/2025 (c) (d)	300,000	297,635
4.41%, 11/4/2025 (c) (d)	126,000	124,992
4.35%, 11/10/2025 (c) (d)	8,000	7,930
DBS Bank Ltd. (Singapore)
4.36%, 11/7/2025 (c) (d)	150,000	148,756
4.30%, 11/21/2025 (c) (d)	78,000	77,227
Dexia Credit Local (Belgium), 4.39%, 10/23/2025 (c) (d)	100,000	99,346
DNB Bank ASA (Norway)
(SOFR + 0.21%), 4.55%, 9/2/2025 (c) (e)	54,000	54,011
4.24%, 9/10/2025 (c) (d)	267,000	266,619
4.27%, 9/22/2025 (c) (d)	132,000	131,627
4.35%, 2/9/2026 (c) (d)	146,000	143,269
4.35%, 2/17/2026 (c) (d)	182,000	178,435
4.36%, 2/23/2026 (c) (d)	52,000	50,947
4.32%, 3/17/2026 (c) (d)	100,000	97,739
4.34%, 3/18/2026 (c) (d)	40,000	39,091
DZ Bank AG (Germany)
4.39%, 2/3/2026 (c) (d)	180,000	176,702
4.37%, 2/4/2026 (c) (d)	225,000	220,852
4.24%, 2/19/2026 (c) (d)	150,000	146,981
4.25%, 2/23/2026 (c) (d)	69,000	67,580
Erste Finance Delaware LLC (Austria), 4.34%, 9/3/2025 (c) (d)	400,000	399,760
First Abu Dhabi Bank PJSC (United Arab Emirates)
4.45%, 10/9/2025 (c) (d)	200,000	199,024
4.34%, 11/19/2025 (c) (d)	181,000	179,231
4.29%, 2/27/2026 (c) (d)	620,000	607,000
Great Bear Funding LLC
(OBFR + 0.23%), 4.56%, 9/2/2025 (c) (e)	60,000	60,000
4.34%, 9/3/2025 (c) (d)	200,000	199,879
Industrial & Commercial Bank of China Ltd. (China), 4.35%, 9/2/2025 (c) (d)	220,000	219,894
ING US Funding LLC (Netherlands)
(SOFR + 0.22%), 4.58%, 9/2/2025 (c) (e)	125,000	125,017
(SOFR + 0.24%), 4.60%, 9/2/2025 (c) (e)	298,000	298,051
(SOFR + 0.25%), 4.61%, 9/2/2025 (e)	100,000	100,016
(SOFR + 0.25%), 4.61%, 9/2/2025 (e)	60,000	60,010
(SOFR + 0.30%), 4.66%, 9/2/2025 (e)	160,000	160,061
4.32%, 10/7/2025 (c) (d)	160,000	159,251
4.19%, 5/18/2026 (c) (d)	105,000	101,923
4.19%, 5/19/2026 (c) (d)	112,000	108,706
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
4.19%, 5/26/2026 (c) (d)	65,000	63,040
Ionic Funding LLC
Series IIIA, 4.47%, 9/12/2025 (d)	50,000	49,914
Series IIIA, 4.39%, 10/31/2025 (d)	125,000	124,056
Landesbank Baden-Wurttemberg (Germany), 4.34%, 9/2/2025 (d)	1,800,000	1,799,128
Lexington Parker Capital Co. LLC Series A, 4.38%, 9/4/2025 (c) (d)	150,000	149,891
Liberty Street Funding LLC
4.42%, 9/22/2025 (c) (d)	40,000	39,884
4.24%, 2/11/2026 (c) (d)	100,000	98,082
Lion Bay Funding LLC, (SOFR + 0.23%), 4.57%, 9/2/2025 (c) (e)	100,000	100,000
Lloyds Bank plc (United Kingdom)
4.39%, 10/9/2025 (d)	595,000	592,090
4.23%, 2/10/2026 (d)	32,000	31,390
LMA-Americas LLC
4.49%, 10/3/2025 (c) (d)	51,000	50,785
4.43%, 11/12/2025 (c) (d)	50,000	49,554
Longship Funding LLC (Ireland)
4.40%, 9/15/2025 (c) (d)	200,000	199,588
4.40%, 9/16/2025 (c) (d)	100,000	99,782
Mackinac Funding Co. LLC
4.43%, 12/4/2025 (c) (d)	90,000	88,967
4.30%, 2/4/2026 (c) (d)	105,300	103,356
Macquarie Bank Ltd. (Australia)
(SOFR + 0.20%), 4.56%, 9/2/2025 (c) (e)	90,000	90,009
(SOFR + 0.23%), 4.59%, 9/2/2025 (c) (e)	173,000	173,010
4.31%, 1/12/2026 (c) (d)	50,000	49,197
Mainbeach Funding LLC
4.35%, 9/2/2025 (c) (d)	100,000	99,952
(OBFR + 0.17%), 4.50%, 9/2/2025 (c) (e)	60,000	60,001
(OBFR + 0.17%), 4.50%, 9/2/2025 (c) (e)	45,000	45,000
Mitsubishi UFJ Trust & Banking Corp. (Japan), 4.34%, 1/12/2026 (c) (d)	123,000	121,039
National Australia Bank Ltd. (Australia)
Series B, (SOFR + 0.20%), 4.54%, 9/2/2025 (c) (e)	198,000	198,024
Series B, (SOFR + 0.27%), 4.61%, 9/2/2025 (c) (e)	88,000	88,033
Series B, (SOFR + 0.28%), 4.62%, 9/2/2025 (c) (e)	142,000	142,028
National Bank of Canada (Canada), (SOFR + 0.30%), 4.64%, 9/2/2025 (c) (e)	200,000	200,013
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	9

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
National Westminster Bank plc (United Kingdom)
4.34%, 9/3/2025 (c) (d)	200,000	199,880
4.42%, 11/3/2025 (c) (d)	150,000	148,826
Natixis SA (France)
4.38%, 10/10/2025 (d)	361,000	359,190
4.44%, 12/1/2025 (d)	195,000	192,857
4.39%, 1/7/2026 (d)	268,000	263,888
NatWest Markets plc (United Kingdom)Series G, 4.35%, 9/5/2025 (c) (d)	189,750	189,590
Nordea Bank Abp (Finland)
4.38%, 3/25/2026 (c) (d)	275,000	268,545
4.35%, 3/26/2026 (c) (d)	100,000	97,642
Norfina Ltd. (Australia), 4.49%, 10/8/2025 (c) (d)	100,000	99,525
Old Line Funding LLC
(SOFR + 0.21%), 4.57%, 9/2/2025 (c) (e)	90,000	89,975
(SOFR + 0.25%), 4.61%, 9/2/2025 (c) (e)	50,000	50,001
4.20%, 5/15/2026 (c) (d)	25,000	24,272
Oversea-Chinese Banking Corp. Ltd. (Singapore), (SOFR + 0.15%), 4.49%, 9/2/2025 (c) (e)	39,000	39,000
Paradelle Funding LLC
(SOFR + 0.33%), 4.67%, 9/2/2025 (e)	100,000	100,037
(SOFR + 0.38%), 4.72%, 9/2/2025 (e)	100,000	100,054
4.41%, 1/23/2026 (d)	300,000	294,877
Podium Funding Trust (Canada), 4.39%, 10/8/2025 (d)	45,000	44,784
Ridgefield Funding Co. LLC Series A-1, 4.49%, 10/21/2025 (c) (d)	150,000	149,049
Royal Bank of Canada (Canada)
(SOFR + 0.35%), 4.69%, 9/2/2025 (c) (e)	127,000	127,064
4.07%, 10/3/2025 (c) (d)	104,000	103,567
4.33%, 10/6/2025 (c) (d)	58,000	57,738
4.33%, 10/21/2025 (c) (d)	114,000	113,283
4.55%, 11/6/2025 (c) (d)	25,000	24,796
4.38%, 2/2/2026 (c) (d)	166,000	163,008
4.35%, 5/27/2026 (c) (d)	190,000	184,323
4.28%, 7/7/2026 (c) (d)	182,000	175,783
Santander UK plc (United Kingdom)
4.39%, 9/2/2025 (d)	88,000	87,958
4.42%, 10/7/2025 (d)	130,000	129,395
4.37%, 11/7/2025 (d)	200,000	198,334
Sheffield Receivables Co. LLC (United Kingdom)
4.27%, 9/8/2025 (c) (d)	60,000	59,927
4.35%, 9/10/2025 (c) (d)	180,000	179,738
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Skandinaviska Enskilda Banken AB (Sweden)
(SOFR + 0.33%), 4.69%, 9/2/2025 (c) (e)	50,000	50,030
4.09%, 10/3/2025 (c) (d)	260,000	258,907
4.32%, 10/7/2025 (c) (d)	175,000	174,181
4.50%, 10/8/2025 (c) (d)	52,430	52,178
4.37%, 11/19/2025 (c) (d)	25,000	24,759
4.35%, 4/1/2026 (c) (d)	120,000	117,058
4.34%, 4/2/2026 (c) (d)	69,000	67,301
4.18%, 5/20/2026 (c) (d)	51,000	49,479
4.27%, 7/8/2026 (c) (d)	77,000	74,327
Societe Generale SA (France)
4.42%, 11/4/2025 (c) (d)	134,000	132,922
4.36%, 11/7/2025 (c) (d)	49,000	48,589
4.41%, 2/2/2026 (c) (d)	195,000	191,416
Standard Chartered Bank (United Kingdom), 4.45%, 10/28/2025 (c) (d)	300,000	297,821
Starbird Funding Corp.
4.34%, 9/2/2025 (c) (d)	125,000	124,940
4.50%, 10/9/2025 (c) (d)	75,000	74,631
4.50%, 10/10/2025 (c) (d)	175,000	174,118
4.41%, 10/22/2025 (c) (d)	150,000	149,031
4.48%, 10/23/2025 (c) (d)	200,000	198,685
4.37%, 11/3/2025 (c) (d)	130,000	128,977
Sumitomo Mitsui Banking Corp. (Japan), (SOFR + 0.19%), 4.53%, 9/2/2025 (c) (e)	160,000	160,005
Sumitomo Mitsui Trust Bank Ltd. (Japan)
4.42%, 9/5/2025 (c) (d)	40,000	39,967
4.27%, 2/19/2026 (c) (d)	130,000	127,405
Sutter Health Series TA-A, 4.42%, 10/16/2025 (d)	45,000	44,735
Svenska Handelsbanken AB (Sweden)
(SOFR + 0.34%), 4.70%, 9/2/2025 (c) (e)	156,000	156,033
4.31%, 9/15/2025 (c) (d)	46,000	45,906
4.32%, 10/8/2025 (c) (d)	117,000	116,441
4.34%, 10/27/2025 (c) (d)	149,000	147,964
4.59%, 11/24/2025 (c) (d)	60,000	59,391
4.36%, 2/3/2026 (c) (d)	110,000	108,008
4.34%, 4/28/2026 (c) (d)	100,000	97,244
4.20%, 5/19/2026 (c) (d)	104,000	100,890
4.18%, 5/28/2026 (c) (d)	130,000	125,986
4.33%, 6/10/2026 (c) (d)	127,000	122,915
4.27%, 7/7/2026 (c) (d)	122,000	117,755
Swedbank AB (Sweden)
(SOFR + 0.20%), 4.56%, 9/2/2025 (c) (e)	98,000	98,002
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
4.24%, 9/10/2025 (c) (d)	113,000	112,837
4.34%, 11/10/2025 (c) (d)	91,000	90,225
4.34%, 5/1/2026 (c) (d)	229,000	222,767
4.19%, 5/11/2026 (c) (d)	52,000	50,530
4.17%, 5/26/2026 (c) (d)	78,000	75,673
Thunder Bay Funding LLC
(SOFR + 0.18%), 4.54%, 9/2/2025 (c) (e)	100,000	100,002
(SOFR + 0.25%), 4.61%, 9/2/2025 (c) (e)	100,000	100,010
(SOFR + 0.25%), 4.61%, 9/2/2025 (c) (e)	100,000	100,009
4.22%, 9/9/2025 (c) (d)	57,000	56,924
4.45%, 1/7/2026 (c) (d)	50,000	49,239
4.19%, 5/14/2026 (c) (d)	92,000	89,316
Toronto-Dominion Bank (The) (Canada)
(SOFR + 0.35%), 4.71%, 9/2/2025 (c) (e)	260,000	260,052
(SOFR + 0.35%), 4.71%, 9/2/2025 (c) (e)	128,000	128,064
(SOFR + 0.36%), 4.72%, 9/2/2025 (c) (e)	250,000	250,093
4.50%, 10/1/2025 (c) (d)	172,000	171,317
4.05%, 10/2/2025 (c) (d)	152,000	151,379
4.38%, 10/22/2025 (c) (d)	60,000	59,613
4.40%, 10/30/2025 (c) (d)	145,000	143,930
4.24%, 2/19/2026 (c) (d)	105,000	102,917
4.25%, 4/14/2026 (c) (d)	226,000	220,222
4.23%, 4/16/2026 (c) (d)	192,000	187,051
4.19%, 5/4/2026 (c) (d)	100,000	97,235
TotalEnergies Capital SA (France)
4.34%, 9/5/2025 (c) (d)	200,000	199,830
4.26%, 10/7/2025 (c) (d)	100,000	99,535
4.39%, 10/10/2025 (c) (d)	226,000	224,867
4.48%, 10/14/2025 (c) (d)	100,000	99,451
Toyota Motor Credit Corp.
(SOFR + 0.29%), 4.65%, 9/2/2025 (e)	43,000	43,002
4.44%, 11/6/2025 (d)	68,000	67,446
4.33%, 4/15/2026 (d)	50,000	48,696
UBS AG (Switzerland), 4.40%, 11/26/2025 (c) (d)	135,000	133,571
United Overseas Bank Ltd. (Singapore)
(SOFR + 0.19%), 4.55%, 9/2/2025 (c) (e)	100,000	99,995
(SOFR + 0.20%), 4.56%, 9/2/2025 (c) (e)	59,000	58,996
Westpac Banking Corp. (Australia)
(SOFR + 0.23%), 4.57%, 9/2/2025 (c) (e)	81,000	81,007
(SOFR + 0.27%), 4.61%, 9/2/2025 (c) (e)	50,000	50,015
(SOFR + 0.27%), 4.61%, 9/2/2025 (c) (e)	25,000	25,007
(SOFR + 0.28%), 4.62%, 9/2/2025 (c) (e)	100,000	100,021
(SOFR + 0.31%), 4.65%, 9/2/2025 (c) (e)	73,000	73,010
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
4.06%, 9/26/2025 (c) (d)	52,000	51,825
4.32%, 2/4/2026 (c) (d)	35,000	34,353
4.31%, 6/5/2026 (c) (d)	102,000	98,769
4.24%, 7/2/2026 (c) (d)	128,000	123,604
Total Commercial Paper (Cost $35,444,585)		35,443,308
Time Deposits — 15.2%
Agricultural Bank of China Ltd.
4.38%, 9/3/2025	175,000	175,000
4.38%, 9/5/2025	350,000	350,000
Australia & New Zealand Banking Group Ltd.
4.35%, 9/2/2025	250,000	250,000
4.35%, 9/3/2025	350,000	350,000
4.35%, 9/4/2025	350,000	350,000
Canadian Imperial Bank of Commerce
4.33%, 9/2/2025	455,000	455,000
4.33%, 9/2/2025	135,000	135,000
China Construction Bank Corp. 4.35%, 9/2/2025	100,000	100,000
Credit Agricole Corporate and Investment Bank 4.32%, 9/2/2025	150,000	150,000
DBS Bank Ltd.
4.35%, 9/3/2025	125,000	125,000
4.35%, 9/3/2025	100,000	100,000
4.35%, 9/4/2025	100,000	100,000
Erste Group Bank AG 4.33%, 9/2/2025	1,000,000	1,000,000
First Abu Dhabi Bank USA NV 4.33%, 9/2/2025	1,100,000	1,100,000
Industrial & Commercial Bank of China Ltd. 4.35%, 9/2/2025	750,000	750,000
ING Bank NV (Netherlands)
4.35%, 9/2/2025	100,000	100,000
4.35%, 9/3/2025	50,000	50,000
4.35%, 9/4/2025	850,000	850,000
KBC Bank NV 4.34%, 9/2/2025	500,000	500,000
Mizuho Bank Ltd.
4.33%, 9/2/2025	660,000	660,000
4.34%, 9/2/2025	500,000	500,000
National Bank of Canada (Canada)
4.37%, 9/2/2025 (b)	500,000	500,000
4.37%, 9/2/2025 (b)	140,000	140,000
NRW Bank
4.34%, 9/3/2025	700,000	700,000
4.34%, 9/4/2025	750,000	750,000
Royal Bank of Canada
4.33%, 9/2/2025	879,000	879,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	11

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Time Deposits — continued
4.34%, 9/3/2025	300,000	300,000
Skandinaviska Enskilda Banken AB
4.33%, 9/2/2025	1,200,000	1,200,000
4.34%, 9/2/2025	375,000	375,000
4.34%, 9/4/2025	700,000	700,000
Total Time Deposits (Cost $13,694,000)		13,694,000
Certificates of Deposits — 15.1%
ABN AMRO Bank NV (Netherlands) , 4.41%, 12/8/2025 (d)	300,000	296,435
Bank of America NA
4.36%, 1/5/2026	245,000	245,036
4.26%, 4/23/2026	230,000	230,043
4.20%, 5/28/2026	135,000	135,042
Bank of Montreal (Canada)
(SOFR + 0.35%), 4.69%, 9/2/2025 (e)	46,000	46,007
(SOFR + 0.38%), 4.72%, 9/2/2025 (e)	70,000	70,014
4.59%, 11/7/2025	32,000	32,007
4.42%, 5/21/2026	100,000	100,140
4.41%, 5/28/2026	40,000	40,066
4.32%, 7/22/2026	100,000	100,178
Barclays Bank plc (United Kingdom) , 4.48%, 11/14/2025	245,000	245,053
Canadian Imperial Bank of Commerce (Canada)
(SOFR + 0.34%), 4.68%, 9/2/2025 (e)	100,000	100,023
(SOFR + 0.35%), 4.69%, 9/2/2025 (e)	60,000	60,038
China Construction Bank Corp. (China)
4.38%, 9/2/2025	135,000	135,000
4.38%, 9/5/2025	150,000	150,000
Commerzbank AG (Germany) , 4.34%, 9/2/2025	500,000	500,000
Cooperatieve Rabobank UA (Netherlands)
4.60%, 11/13/2025	30,000	30,009
4.39%, 1/26/2026 (d)	50,000	49,136
4.38%, 2/4/2026 (d)	60,000	58,905
4.41%, 2/10/2026	60,000	60,044
4.40%, 3/10/2026	100,000	100,097
Credit Agricole Corporate and Investment Bank (France)
4.48%, 9/2/2025	200,000	200,002
4.35%, 9/4/2025	85,000	84,999
4.36%, 9/12/2025	280,000	279,996
4.44%, 3/12/2026	266,000	266,289
4.35%, 4/8/2026	131,000	131,121
4.19%, 5/26/2026	163,000	163,045
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposits — continued
Credit Agricole SA (France)
4.44%, 11/10/2025	200,000	200,036
4.21%, 5/14/2026 (d)	185,000	179,671
Credit Industriel et Commercial (France)
4.34%, 9/8/2025	73,000	72,998
4.26%, 9/11/2025 (d)	401,000	400,376
4.28%, 9/15/2025 (d)	50,000	49,898
4.45%, 10/23/2025 (d)	147,000	146,039
4.41%, 11/12/2025 (d)	180,000	178,403
4.33%, 1/2/2026	52,000	52,013
4.38%, 2/2/2026 (d)	100,000	98,178
DNB Bank ASA (Norway) , 4.32%, 1/26/2026	225,000	225,059
DZ Bank AG (Germany) , 4.48%, 9/15/2025	142,000	142,002
Industrial & Commercial Bank of China Ltd. (China)
4.51%, 9/2/2025	150,000	150,002
4.51%, 9/2/2025	150,000	150,002
4.51%, 9/2/2025	250,000	250,004
4.51%, 9/2/2025	80,000	80,001
4.50%, 9/29/2025	135,000	135,007
KBC Bank NV (Belgium) , 4.31%, 11/20/2025	100,000	100,004
Kookmin Bank (South Korea) (SOFR + 0.30%), 4.64%, 9/2/2025 (e)	100,000	100,007
Mitsubishi UFJ Trust & Banking Corp.
4.35%, 9/2/2025	200,000	200,000
(SOFR + 0.18%), 4.52%, 9/2/2025 (e)	71,000	71,002
(SOFR + 0.22%), 4.56%, 9/2/2025 (e)	81,000	81,000
(SOFR + 0.24%), 4.58%, 9/2/2025 (e)	131,000	131,015
(SOFR + 0.25%), 4.61%, 9/2/2025 (e)	185,000	185,028
4.35%, 9/4/2025	250,000	249,999
4.37%, 9/5/2025	156,000	155,997
4.50%, 11/3/2025	100,000	100,029
Mizuho Bank Ltd. (Japan)
(SOFR + 0.18%), 4.54%, 9/2/2025 (e)	173,000	173,006
(SOFR + 0.23%), 4.59%, 9/2/2025 (e)	204,000	204,008
(SOFR + 0.35%), 4.71%, 9/2/2025 (e)	148,000	148,043
4.36%, 9/4/2025	250,000	250,000
4.45%, 10/24/2025	143,000	143,003
4.36%, 1/5/2026	315,000	315,033
MUFG Bank Ltd. (Japan)
(SOFR + 0.16%), 4.52%, 9/2/2025 (e)	135,000	134,997
(SOFR + 0.19%), 4.55%, 9/2/2025 (e)	117,000	117,003
(SOFR + 0.23%), 4.59%, 9/2/2025 (e)	220,000	219,995
(SOFR + 0.23%), 4.59%, 9/2/2025 (e)	183,000	182,996
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Certificates of Deposits — continued
National Australia Bank Ltd. (Australia)
4.33%, 10/27/2025 (d)	210,000	208,510
4.33%, 1/5/2026	236,000	236,019
4.31%, 1/26/2026	135,000	134,998
4.40%, 2/5/2026	187,000	187,097
Nordea Bank Abp (Finland)
(SOFR + 0.15%), 4.49%, 9/2/2025 (e)	72,000	72,007
(SOFR + 0.26%), 4.60%, 9/2/2025 (e)	55,000	55,020
Norinchukin Bank (The) (Japan)
4.36%, 9/3/2025	100,000	100,000
4.36%, 9/4/2025	110,000	110,000
Skandinaviska Enskilda Banken AB (Sweden)
4.54%, 11/10/2025	121,000	121,023
4.32%, 12/29/2025	38,000	38,006
4.32%, 12/29/2025	100,000	100,004
4.55%, 2/18/2026	50,000	50,055
Societe Generale SA (France)
4.34%, 9/3/2025	12,500	12,500
4.48%, 10/22/2025	200,000	200,006
Standard Chartered Bank (United Kingdom)
(SOFR + 0.27%), 4.61%, 9/2/2025 (e)	135,000	135,002
4.47%, 10/21/2025	150,000	150,002
State Street Bank & Trust Co. (SOFR + 0.27%), 4.63%, 9/2/2025 (e)	280,000	280,052
Sumitomo Mitsui Banking Corp. (Japan)
(SOFR + 0.18%), 4.52%, 9/2/2025 (e)	210,000	210,005
(SOFR + 0.24%), 4.58%, 9/2/2025 (e)	50,000	50,005
(SOFR + 0.24%), 4.58%, 9/2/2025 (e)	92,000	92,018
(SOFR + 0.24%), 4.58%, 9/2/2025 (e)	128,000	128,026
(SOFR + 0.25%), 4.59%, 9/2/2025 (e)	220,000	220,052
(SOFR + 0.25%), 4.61%, 9/2/2025 (e)	75,000	75,018
(SOFR + 0.35%), 4.69%, 9/2/2025 (e)	50,000	50,013
Sumitomo Mitsui Trust Bank Ltd. (Japan)
(SOFR + 0.16%), 4.50%, 9/2/2025 (e)	326,000	326,000
(SOFR + 0.24%), 4.58%, 9/2/2025 (e)	125,000	125,039
Swedbank AB (Sweden) (SOFR + 0.21%), 4.57%, 9/2/2025 (e)	76,000	76,007
Wells Fargo Bank NA (SOFR + 0.31%), 4.65%, 9/2/2025 (e)	100,000	100,029
Woori Bank (South Korea) , 4.48%, 9/23/2025 (c)	300,000	300,011
Total Certificates of Deposit (Cost $13,621,278)		13,623,103
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

U.S. Treasury Obligations — 1.7%
U.S. Treasury Bills
4.10%, 10/2/2025 (d)	605,000	602,876
4.02%, 10/9/2025 (d)	526,000	523,732
3.97%, 4/16/2026 (d)	375,000	366,105
Total U.S. Treasury Obligations (Cost $1,492,485)		1,492,713
Total Short Term Investments (Cost $64,252,348)		64,253,124
Total Investments — 97.2% (Cost $87,551,316)		87,552,092
Other Assets in Excess of Liabilities — 2.8%		2,557,479
NET ASSETS — 100.0%		90,109,571

Percentages indicated are based on net assets.

Abbreviations
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
OBFR	Overnight Bank Funding Rate
PJSC	Public Joint Stock Company
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
^^
Certain securities are perpetual and thus, do not have
predetermined maturity dates. The coupon rates for
these securities are fixed for a period of time and may
be structured to adjust thereafter. The coupon rates
shown are the rates in effect as of August 31, 2025.

(a)
Agency Joint Trading Account II - At August 31, 2025,
the Fund had proportionate interests in the Agency
Joint Trading Account II with a maturity date of
September 2, 2025, as follows for JPMorgan Prime
Money Market Fund (amounts in thousands):

	Principal Amount	Repurchase Price	Collateral Value Allocation
Agency Joint Trading Account II	$174,361	$174,445	$177,848

SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	13

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
Repurchase Agreements - At August 31, 2025, the Principal Amounts of the Fund's interests in the Agency Joint Trading Account II were as follows (amounts in thousands):

Counterparty	Interest Rate	Prime Money Market Fund
Agency Joint Trading Account II
BofA Securities, Inc.	4.34%	$174,361

At August 31, 2025, the Agency Joint Trading Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Agency Joint Trading Account II
FHLMC	1.50%-7.00%	2/1/2026-9/1/2055
FNMA	1.50%-7.00%	9/1/2035-3/1/2061

(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2025.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	The rate shown is the effective yield as of August 31, 2025.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Money Market Funds	August 31, 2025

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 93.5%
Alabama — 0.4%
Mobile County Industrial Development Authority, Pollution Control, Exxon Mobil Corp. Project, Rev., VRDO, 3.90%, 9/2/2025 (a)	5,830	5,830
Tender Option Bond Trust Receipts/Certificates Series 2023-YX1319, Rev., VRDO, LOC : Barclays Bank plc, 2.77%, 9/8/2025 (a) (b)	4,050	4,050
Total Alabama		9,880
Alaska — 3.3%
Alaska Housing Finance Corp., Governmental Purpose Series 2009-A, Rev., VRDO, LIQ : FHLB, 2.68%, 9/8/2025 (a)	4,265	4,265
Alaska Housing Finance Corp., Home Mortgage
Series 2007A, Rev., VRDO, LIQ : FHLB, 2.68%, 9/8/2025 (a)	7,100	7,100
Series 2009B, Rev., VRDO, LIQ : FHLB, 2.70%, 9/8/2025 (a)	30,110	30,110
City of Valdez, Exxon Pipeline Co. Project
Series 1993A, Rev., VRDO, 3.90%, 9/2/2025 (a)	8,845	8,845
Series 1993B, Rev., VRDO, 3.90%, 9/2/2025 (a)	18,990	18,990
Series 1993C, Rev., VRDO, 3.90%, 9/2/2025 (a)	19,735	19,735
Total Alaska		89,045
Arizona — 4.6%
Arizona Board of Regents, State University Series 2025C, Rev., VRDO, 2.62%, 9/8/2025 (a)	84,345	84,345
Arizona Industrial Development Authority, 67 Flats Project Series 2023A, Rev., VRDO, LOC : Barclays Bank plc, 2.80%, 9/8/2025 (a)	28,595	28,595
Arizona Industrial Development Authority, Multi- Family Housing Townhomes On Earley Project Series 2025A, Rev., VRDO, LOC : Barclays Bank plc, 2.80%, 9/8/2025 (a)	6,930	6,930
Salt River Pima-Maricopa Indian Community, Rev., VRDO, LOC : Bank of America NA, 2.81%, 9/4/2025 (a)	360	360
Tender Option Bond Trust Receipts/Certificates
Series 2024-BAML6037, Rev., VRDO, LOC : Bank of America NA, 4.00%, 9/2/2025 (a) (b)	2,835	2,835
Series 2023-BAML6007, Rev., VRDO, LOC : Bank of America NA, 2.88%, 9/8/2025 (a) (b)	1,000	1,000
Total Arizona		124,065
California — 2.5%
Deutsche Bank Spears
Series DB-8144, GO, VRDO, LIQ : Deutsche Bank AG, 3.50%, 9/2/2025 (a) (b)	5,900	5,900
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
Series DB-8172A, GO, VRDO, LIQ : Deutsche Bank AG, 3.75%, 9/2/2025 (a) (b)	4,580	4,580
Tender Option Bond Trust Receipts/Certificates
Series 2022-XF3029, Rev., VRDO, LOC : Barclays Bank plc, 4.05%, 9/2/2025 (a) (b)	3,213	3,213
Series 2022-XF3030, Rev., VRDO, LOC : Barclays Bank plc, 4.05%, 9/2/2025 (a) (b)	28,880	28,880
Series 2023-ZF3175, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.74%, 9/8/2025 (a) (b)	1,200	1,200
Series 2022-XX1237, GO, VRDO, LIQ : Barclays Bank plc, 2.75%, 9/8/2025 (a) (b)	6,665	6,665
Series 2023-XL0501, GO, VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	2,375	2,375
Series XG0100, Rev., VRDO, AMBAC, LOC : Deutsche Bank AG, 2.77%, 9/8/2025 (a) (b)	9,715	9,715
Series 2025-CF7014, Rev., VRDO, LOC : Citibank NA, 2.85%, 9/8/2025 (a) (b)	5,015	5,015
Total California		67,543
Colorado — 2.5%
City of Colorado Springs, Utilities System Improvement Series 2009C, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 2.73%, 9/8/2025 (a)	35,835	35,835
Colorado Health Facilities Authority, Intermountain Healthcare Series 2024E, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/2/2025 (a)	10,000	10,000
County of Arapahoe, Multi-Family Rental Housing, Hunter's Run Holdings LP, Rev., VRDO, LOC : FHLMC, 2.75%, 9/8/2025 (a)	11,400	11,400
Tender Option Bond Trust Receipts/Certificates
Series 2022-XG0420, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	4,000	4,000
Series 2023-XF1619, Rev., VRDO, LIQ : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	4,000	4,000
University of Colorado, Hospital Authority Series 2018B, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/2/2025 (a)	4,300	4,300
Total Colorado		69,535
Connecticut — 1.4%
Connecticut Housing Finance Authority, Housing Mortgage Finance Program
Series 2022, Subseries E-2, Rev., VRDO, GNMA / FNMA / FHLMC COLL, LOC : Sumitomo Mitsui Banking Corp., 2.73%, 9/8/2025 (a)	26,000	26,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	15

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Connecticut — continued
Subseries 2020A-3, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 2.73%, 9/8/2025 (a)	10,000	10,000
Tender Option Bond Trust Receipts/Certificates Series 2022-YX1255, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	3,010	3,010
Total Connecticut		39,010
District of Columbia — 1.6%
District of Columbia Water and Sewer Authority, Subordinate Lien Series 2024B, Subseries B-2, Rev., VRDO, LIQ : TD Bank NA, 3.88%, 9/2/2025 (a)	17,950	17,950
District of Columbia, Progressive Life Center Series 2008A, Rev., VRDO, LOC : Truist Bank, 3.50%, 9/8/2025 (a)	655	655
Metropolitan Washington Airports Authority Aviation Series 2009D-2, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/2/2025 (a)	2,660	2,660
Tender Option Bond Trust Receipts/Certificates
Series 2025-XG0601, Rev., VRDO, LOC : Barclays Bank plc, 4.05%, 9/2/2025 (a) (b)	13,535	13,535
Series 2022-YX1195, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	1,790	1,790
Series 2023-ZL0506, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	1,360	1,360
Series 2025-XF3433, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (b)	2,415	2,415
Series 2024-XL0561, Rev., VRDO, LIQ : Bank of America NA, 2.78%, 9/8/2025 (a) (b)	2,500	2,500
Total District of Columbia		42,865
Florida — 6.5%
County of Escambia, Gulf Power Co., Project Series R, Rev., VRDO, 2.85%, 9/8/2025 (a)	10,000	10,000
County of St. Lucie, Power and Light Co., Project, Rev., VRDO, 2.75%, 9/8/2025 (a)	32,000	32,000
Deutsche Bank Spears Series DB-8160, Rev., VRDO, LIQ : Deutsche Bank AG, 2.76%, 9/8/2025 (a) (b)	6,015	6,015
Highlands County Health Facilities Authority, Adventist Health System Series 2012I-2, Rev., VRDO, 2.67%, 9/8/2025 (a)	6,375	6,375
JEA Water and Sewer System Series 2008A-1, Rev., VRDO, LIQ : US Bank NA, 3.85%, 9/2/2025 (a)	16,550	16,550
New Hampshire Business Finance Authority Series 2025-VRS101, Rev., VRDO, LOC : Bank of America NA, 4.00%, 9/2/2025 (a) (b)	14,900	14,900
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
Public Finance Authority
Series 2025-VRS202, Rev., VRDO, LOC : Bank of America NA, 4.00%, 9/2/2025 (a) (b)	16,000	16,000
Series 25-VRS214, Rev., VRDO, LOC : Bank of America NA, 2.79%, 9/8/2025 (a) (b)	10,000	10,000
Tender Option Bond Trust Receipts/Certificates
Series 2024-BAML6031, Rev., VRDO, LOC : Bank of America NA, 4.00%, 9/2/2025 (a) (b)	8,840	8,840
Series 2024-BAML6032, Rev., VRDO, LOC : Bank of America NA, 4.00%, 9/2/2025 (a) (b)	10,485	10,485
Series 2024-XF3223, Rev., VRDO, LOC : Barclays Bank plc, 4.05%, 9/2/2025 (a) (b)	8,000	8,000
Series 2025-XM1247, Rev., VRDO, LIQ : Barclays Bank plc, 2.75%, 9/8/2025 (a) (b)	4,435	4,435
Series 2021-XG0345, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	2,850	2,850
Series 2022-XL0324, Rev., VRDO, LIQ : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	4,650	4,650
Series 2023-XF3080, Rev., VRDO, LOC : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	5,995	5,995
Series 2023-ZL0485, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	2,500	2,500
Series 2025-XF1808, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (b)	2,670	2,670
Series 2025-ZF3457, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	3,945	3,945
Series 2023-XF1666, Rev., VRDO, LIQ : TD Bank NA, 2.78%, 9/8/2025 (a) (b)	4,960	4,960
Series 2024-BAML6018, Rev., VRDO, LOC : Bank of America NA, 2.85%, 9/8/2025 (a) (b)	7,240	7,240
Total Florida		178,410
Georgia — 1.9%
Development Authority of Monroe County (The), Gulf Power Co. Project Series 2002-1, Rev., VRDO, 2.88%, 9/8/2025 (a)	14,000	14,000
Roswell Development Authority, Wellsatar Healthcare, Inc. Series 2025A, Rev., VRDO, LOC : Truist Bank, 3.90%, 9/2/2025 (a)	3,200	3,200
Tender Option Bond Trust Receipts/Certificates
Series 2024-XF3232, Rev., VRDO, LOC : Barclays Bank plc, 4.05%, 9/2/2025 (a) (b)	10,000	10,000
Series 2024-XX1341, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	13,950	13,950
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Georgia — continued
Series 2025-ZF1829, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (b)	4,445	4,445
Series 2024-XF1786, Rev., VRDO, LIQ : TD Bank NA, 2.77%, 9/8/2025 (a) (b)	7,595	7,595
Total Georgia		53,190
Hawaii — 0.1%
Tender Option Bond Trust Receipts/Certificates Series 2025-XL0590, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	2,670	2,670
Idaho — 0.1%
Tender Option Bond Trust Receipts/Certificates Series 2023-ZF1654, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (b)	1,705	1,705
Illinois — 5.3%
Illinois Educational Facilities Authority, University of Chicago Medical Center Series 2009D-2, Rev., VRDO, LOC : TD Bank NA, 3.75%, 9/2/2025 (a)	1,925	1,925
Illinois Finance Authority, Northwestern University Series 2008-B, Rev., VRDO, 2.70%, 9/8/2025 (a)	23,240	23,240
Illinois Finance Authority, OSF Healthcare System Series 2018C, Rev., VRDO, LOC : PNC Bank NA, 3.75%, 9/2/2025 (a)	12,835	12,835
Illinois Finance Authority, The Wbez Alliance, Inc., Project, Rev., VRDO, LOC : BMO Harris Bank NA, 2.71%, 9/8/2025 (a)	3,525	3,525
Illinois Finance Authority, University of Chicago Medical Center (The) Series 2009E-1, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 2.75%, 9/8/2025 (a)	8,100	8,100
Public Finance Authority
Series 2025-VRS206, Rev., VRDO, LOC : Bank of America NA, 4.00%, 9/2/2025 (a) (b)	23,600	23,600
Series 2025-VRS207, Rev., VRDO, LOC : Bank of America NA, 4.00%, 9/2/2025 (a) (b)	20,000	20,000
Tender Option Bond Trust Receipts/Certificates
Series 2023-YX1326, Rev., VRDO, LOC : Barclays Bank plc, 2.77%, 9/8/2025 (a) (b)	4,565	4,565
Series 2022-XF3045, GO, VRDO, LOC : Barclays Bank plc, 2.79%, 9/8/2025 (a) (b)	27,310	27,310
Series 2022-XX1264, GO, VRDO, LOC : Barclays Bank plc, 2.79%, 9/8/2025 (a) (b)	7,065	7,065
Series 2017-XG0108, Rev., VRDO, LOC : Barclays Bank plc, 2.81%, 9/8/2025 (a) (b)	11,300	11,300
Total Illinois		143,465
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Indiana — 0.5%
Indiana Finance Authority, Duke Energy Indiana, Inc., Project Series 2009A-5, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 3.75%, 9/2/2025 (a)	13,265	13,265
Iowa — 2.2%
Iowa Finance Authority, CJ Bio America, Inc., Project, Rev., VRDO, LOC : Korea Development Bank, 3.00%, 9/8/2025 (a) (b)	3,100	3,100
Iowa Finance Authority, Midwestern Disaster Area, Cargill, Inc., Project Series 2011A, Rev., VRDO, 2.76%, 9/8/2025 (a)	29,300	29,300
Iowa Finance Authority, Single Family Mortgage-Backed Securities Program
Series 2021E, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 2.73%, 9/8/2025 (a)	6,650	6,650
Series 2022E, Rev., VRDO, GNMA / FNMA / FHLMC COLL, LIQ : FHLB, 2.73%, 9/8/2025 (a)	6,665	6,665
Series 2020B, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 2.78%, 9/8/2025 (a)	3,990	3,990
Tender Option Bond Trust Receipts/Certificates
Series 2023-XG0522, Rev., VRDO, GNMA / FNMA / FHLMC COLL, LIQ : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	4,300	4,300
Series 2025-XG0599, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (b)	5,625	5,625
Total Iowa		59,630
Kansas — 0.9%
Kansas Development Finance Authority, KU Health System Series 2011J, Rev., VRDO, LOC : US Bank NA, 3.90%, 9/2/2025 (a)	12,130	12,130
University of Kansas Hospital Authority, Health System, Rev., VRDO, LOC : US Bank NA, 3.90%, 9/2/2025 (a)	13,500	13,500
Total Kansas		25,630
Kentucky — 1.8%
Kentucky Economic Development Finance Authority, Goodwill Industries of Kentucky, Inc., Project, Rev., VRDO, LOC : PNC Bank NA, 2.70%, 9/8/2025 (a)	31,725	31,725
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	17

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Kentucky — continued
Public Finance Authority Series 2025-VRS203, Rev., VRDO, LOC : Bank of America NA, 4.00%, 9/2/2025 (a) (b)	10,950	10,950
Tender Option Bond Trust Receipts/Certificates Series 2024-XG0578, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (b)	5,470	5,470
Total Kentucky		48,145
Louisiana — 2.9%
East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project, Gulf Opportunity Zone
Series 2010, Rev., VRDO, 3.92%, 9/2/2025 (a)	8,550	8,550
Series 2010B, Rev., VRDO, 3.92%, 9/2/2025 (a)	40,200	40,200
Louisiana Public Facilities Authority Multifamily, Linlake Ventures Project Series 2006, Rev., VRDO, LIQ : FHLMC, 2.90%, 9/8/2025 (a)	4,750	4,750
Public Finance Authority Series 2025-VRS209, Rev., VRDO, LOC : Bank of America NA, 4.00%, 9/2/2025 (a) (b)	25,000	25,000
State of Louisiana, Gasoline and Fuels Tax, Second Lien Series 2023A-1, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/2/2025 (a)	685	685
Total Louisiana		79,185
Maryland — 0.2%
Tender Option Bond Trust Receipts/Certificates Series 2023-XF3152, Rev., VRDO, LOC : Barclays Bank plc, 2.77%, 9/8/2025 (a) (b)	5,615	5,615
Massachusetts — 0.6%
Deutsche Bank Spears Series 2024-DB-8145, GO, VRDO, LIQ : Deutsche Bank AG, 3.95%, 9/2/2025 (a) (b)	9,500	9,500
Tender Option Bond Trust Receipts/Certificates
Series 2022-ZL0339, GO, VRDO, LIQ : Morgan Stanley Bank NA, 2.75%, 9/8/2025 (a) (b)	4,500	4,500
Series 2024-XG0582, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (b)	1,215	1,215
Total Massachusetts		15,215
Michigan — 2.6%
Tender Option Bond Trust Receipts/Certificates
Series 2022-XX1259, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	3,605	3,605
Series 2023-XF1667, Rev., VRDO, LOC : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	4,550	4,550
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Michigan — continued
Series 2024-XL0550, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (b)	8,120	8,120
Series 2024-XM1171, Rev., VRDO, LIQ : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	2,500	2,500
Series 2025-XF1874, Rev., VRDO, LIQ : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	2,670	2,670
Series 2025-XF3362, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	3,560	3,560
Series 2025-XF3385, GO, VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	4,600	4,600
Series 2023-XF1581, Rev., VRDO, LIQ : TD Bank NA, 2.77%, 9/8/2025 (a) (b)	5,000	5,000
University of Michigan Series 2012-A, Rev., VRDO, 2.53%, 9/8/2025 (a)	36,010	36,010
Total Michigan		70,615
Minnesota — 0.3%
Midwest Consortium of Municipal Utilities, Draw Down Assignment Financing Program Series 2005B, Rev., VRDO, LOC : US Bank NA, 2.80%, 9/8/2025 (a)	3,905	3,905
Tender Option Bond Trust Receipts/Certificates Series 2024-CF7001, GO, VRDO, LIQ : Citibank NA, 2.75%, 9/8/2025 (a) (b)	3,400	3,400
Total Minnesota		7,305
Mississippi — 3.6%
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project
Series 2007B, Rev., VRDO, 3.75%, 9/2/2025 (a)	8,895	8,895
Series 2007C, Rev., VRDO, 3.75%, 9/2/2025 (a)	17,985	17,985
Series 2007E, Rev., VRDO, 3.75%, 9/2/2025 (a)	10,230	10,230
Series 2009A, Rev., VRDO, 3.75%, 9/2/2025 (a)	6,105	6,105
Series 2009B, Rev., VRDO, 3.75%, 9/2/2025 (a)	1,860	1,860
Series 2009C, Rev., VRDO, 3.75%, 9/2/2025 (a)	4,975	4,975
Series 2009E, Rev., VRDO, 3.75%, 9/2/2025 (a)	9,920	9,920
Series 2009F, Rev., VRDO, 3.75%, 9/2/2025 (a)	2,580	2,580
Series 2009G, Rev., VRDO, 3.75%, 9/2/2025 (a)	17,285	17,285
Series 2010I, Rev., VRDO, 3.75%, 9/2/2025 (a)	9,840	9,840
Series 2011G, Rev., VRDO, 3.75%, 9/2/2025 (a)	9,400	9,400
Total Mississippi		99,075
Missouri — 3.8%
City of Kansas City, H ROE Bartle Convention Center Series 2008E, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 2.76%, 9/8/2025 (a)	5,650	5,650
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Missouri — continued
Health and Educational Facilities Authority of the State of Missouri, BJC Health System Series C, Rev., VRDO, LIQ : BJC Health System, 2.67%, 9/8/2025 (a)	4,740	4,740
Industrial Development Authority of the City of St. Louis Missouri (The), Mid-America Transplant Services Project, Rev., VRDO, LOC : BMO Harris Bank NA, 3.99%, 9/2/2025 (a)	6,240	6,240
Industrial Development Authority of the City of St. Louis Missouri (The), Multi-Family Housing Minerva Place Apartments Series 2012, Rev., VRDO, LOC : FHLMC, 2.93%, 9/8/2025 (a)	1,330	1,330
Missouri Development Finance Board, Nelson Gallery Foundation (The)
Series 2004A, Rev., VRDO, LIQ : Northern Trust Co. (The), 3.75%, 9/2/2025 (a)	19,900	19,900
Series 2008-A, Rev., VRDO, LIQ : US Bank NA, 3.75%, 9/2/2025 (a)	25,000	25,000
Missouri Development Finance Board, St. Louis Convention Center Hotel Garage Project Series 2020C, Rev., VRDO, LOC : US Bank NA, 3.90%, 9/2/2025 (a)	1,025	1,025
RBC Municipal Products, Inc. Trust, Floater Certificates
Series C-23, Rev., VRDO, LOC : Royal Bank of Canada, 2.77%, 9/8/2025 (a) (b)	16,760	16,760
Series C-16, Rev., VRDO, LOC : Royal Bank of Canada, 2.78%, 9/8/2025 (a) (b)	11,450	11,450
St. Charles County Industrial Development Authority, Casalon Apartments Project Series 1995, Rev., VRDO, FNMA, LOC : FNMA, 2.78%, 9/8/2025 (a)	2,985	2,985
Tender Option Bond Trust Receipts/Certificates
Series 2024-ZF3236, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	5,000	5,000
Series 2025-XF1839, Rev., VRDO, LIQ : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	2,950	2,950
Total Missouri		103,030
Nebraska — 1.1%
County of Washington, Cargill, Inc., Recovery Zone Facility Project Series 2010B, Rev., VRDO, 2.76%, 9/8/2025 (a)	11,300	11,300
Tender Option Bond Trust Receipts/Certificates
Series 2023-ZF3191, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.75%, 9/8/2025 (a) (b)	2,660	2,660
Series 2023-ZF3168, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (b)	7,980	7,980
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Nebraska — continued
Series 2024-YX1335, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	1,910	1,910
Series 2025-XG0604, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (b)	5,120	5,120
Total Nebraska		28,970
New Jersey — 0.1%
Tender Option Bond Trust Receipts/Certificates Series 2025-XX1408, Rev., VRDO, LOC : Barclays Bank plc, 3.88%, 9/2/2025 (a) (b)	4,000	4,000
New Mexico — 0.4%
County of Sandoval, Multi-Family Sandoval Flats Project Series 2024A, Rev., VRDO, LOC : Barclays Bank plc, 2.80%, 9/8/2025 (a)	12,010	12,010
New York — 14.1%
City of New York, Fiscal Year 2013 Series 2013A-3, GO, VRDO, LOC : Mizuho Bank Ltd., 3.90%, 9/2/2025 (a)	9,500	9,500
City of New York, Fiscal Year 2017 Series 2017A-7, GO, VRDO, LOC : BMO Harris Bank NA, 3.97%, 9/2/2025 (a)	4,800	4,800
City of New York, Fiscal Year 2023
Series 2023A, Subseries A-3, GO, VRDO, LIQ : Bank of Montreal, 3.90%, 9/2/2025 (a)	45,115	45,115
Series 2023A, Subseries A-4, GO, VRDO, LIQ : TD Bank NA, 3.90%, 9/2/2025 (a)	11,175	11,175
City of New York, Fiscal Year 2025 Series 2025, Subseries G-3, GO, VRDO, LIQ : TD Bank NA, 3.90%, 9/2/2025 (a)	5,000	5,000
Deutsche Bank Spears
Series DB-8139, GO, VRDO, LIQ : Deutsche Bank AG, 3.85%, 9/2/2025 (a) (b)	1,900	1,900
Series DB-8164, Rev., VRDO, LIQ : Deutsche Bank AG, 3.85%, 9/2/2025 (a) (b)	22,795	22,795
Series DB-8175, GO, VRDO, LIQ : Deutsche Bank AG, 3.85%, 9/2/2025 (a) (b)	5,395	5,395
Metropolitan Transportation Authority Series 2002D, Subseries2B, Rev., VRDO, LOC : Truist Bank, 3.90%, 9/2/2025 (a)	7,810	7,810
Metropolitan Transportation Authority Dedicated Tax Fund
Series 2008A-1, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/2/2025 (a)	2,175	2,175
Series 2008A-2A, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/2/2025 (a)	1,900	1,900
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	19

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Nassau County Industrial Development Agency, Cold Spring Harbor Laboratory Project Series 2006, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/2/2025 (a)	16,790	16,790
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2025 Series 2025, Subseries EE-2, Rev., VRDO, LIQ : Bank of New York Mellon (The), 3.94%, 9/2/2025 (a)	10,000	10,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Series 2007, Subseries CC-2, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.90%, 9/2/2025 (a)	6,160	6,160
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2010 Series 2010CC, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.90%, 9/2/2025 (a)	39,190	39,190
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2014 Series AA-5, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.90%, 9/2/2025 (a)	6,260	6,260
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2017 Series 2017BB, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.70%, 9/2/2025 (a)	4,950	4,950
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023 Series 2023, Subseries BB-2, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.70%, 9/2/2025 (a)	8,165	8,165
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015 Series A-4, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.70%, 9/2/2025 (a)	12,625	12,625
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018 Series 2018C-7, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/2/2025 (a)	6,225	6,225
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023, Subseries A-2, Rev., VRDO, LIQ : UBS AG, 3.90%, 9/2/2025 (a)	44,800	44,800
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025 Series 2025H, Subseries H-1, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/2/2025 (a)	9,050	9,050
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2026 Series 2026, Subseries A-2, Rev., VRDO, LIQ : Bank of America NA, 3.90%, 9/2/2025 (a)	13,400	13,400
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E-120, Rev., VRDO, LOC : Royal Bank of Canada, 3.95%, 9/2/2025 (a) (b)	19,800	19,800
Series E-146, Rev., VRDO, LOC : Royal Bank of Canada, 2.76%, 9/4/2025 (a) (b)	3,275	3,275
Series E-159, GO, VRDO, LOC : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	2,675	2,675
Tender Option Bond Trust Receipts/Certificates
Series 2025-XX1389, Rev., VRDO, LIQ : Barclays Bank plc, 3.85%, 9/2/2025 (a) (b)	2,000	2,000
Series 2025-XG0624, Rev., VRDO, LIQ : Bank of America NA, 3.98%, 9/2/2025 (a) (b)	3,455	3,455
Series 2020-XF2878, Rev., VRDO, LOC : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	7,355	7,355
Series 2025-XL0617, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (b)	3,975	3,975
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2003B1, Rev., VRDO, LOC : US Bank NA, 3.85%, 9/2/2025 (a)	18,155	18,155
Series 2005B-4C, Rev., VRDO, LOC : US Bank NA, 3.85%, 9/2/2025 (a)	14,975	14,975
Series 2005B-4A, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/2/2025 (a)	13,260	13,260
Total New York		384,105
North Carolina — 0.0% ^
North Carolina Capital Facilities Finance Agency, Rocky Mountain Prep School Series 2007, Rev., VRDO, LOC : Truist Bank, 3.50%, 9/8/2025 (a)	960	960
Ohio — 3.0%
Cleveland-Cuyahoga County Port Authority, Museum of Natural History Project
Series 2005B, Rev., VRDO, LIQ : PNC Bank NA, 2.70%, 9/8/2025 (a)	14,250	14,250
Series D, Rev., VRDO, LIQ : PNC Bank NA, 2.70%, 9/8/2025 (a)	4,580	4,580
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System Series 2013B-3, Rev., VRDO, LIQ : US Bank NA, 3.85%, 9/2/2025 (a)	150	150
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — continued
Ohio Water Development Authority, Water Pollution Control Loan Fund Series 2024C, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/2/2025 (a)	150	150
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E132, Rev., VRDO, LOC : Royal Bank of Canada, 2.76%, 9/4/2025 (a) (b)	2,065	2,065
Series C-18, Rev., VRDO, LOC : Royal Bank of Canada, 2.77%, 9/8/2025 (a) (b)	9,000	9,000
Series C-22, Rev., VRDO, LOC : Royal Bank of Canada, 2.77%, 9/8/2025 (a) (b)	10,000	10,000
State of Ohio, Cleveland Clinic Health System Series 2019E, Rev., VRDO, LIQ : PNC Bank NA, 3.75%, 9/2/2025 (a)	22,625	22,625
Tender Option Bond Trust Receipts/Certificates
Series 2024-XG0570, Rev., VRDO, LOC : Barclays Bank plc, 4.05%, 9/2/2025 (a) (b)	4,625	4,625
Series 2022-ZL0355, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (b)	3,815	3,815
Series 2023-XG0525, Rev., VRDO, LOC : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	6,775	6,775
Series 2024-XF1711, Rev., VRDO, LIQ : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	3,950	3,950
Total Ohio		81,985
Oregon — 0.1%
Tender Option Bond Trust Receipts/Certificates Series 2025-XG0600, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (b)	1,535	1,535
Other — 0.4%
Tender Option Bond Trust Receipts/Certificates
Series 2024-CF7004, Rev., VRDO, LOC : Citibank NA, 2.85%, 9/8/2025 (a) (b)	5,885	5,885
Series 2024-CF7008, Rev., VRDO, LOC : Citibank NA, 2.85%, 9/8/2025 (a) (b)	4,000	4,000
Total Other		9,885
Pennsylvania — 5.0%
Delaware County Industrial Development Authority, United Parcel Service Project, Rev., VRDO, 3.90%, 9/2/2025 (a)	49,535	49,535
Delaware Valley Regional Finance Authority, Local Government
Series 2024B, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/2/2025 (a)	22,350	22,350
Series 2007B, Rev., VRDO, LOC : PNC Bank NA, 2.70%, 9/8/2025 (a)	5,800	5,800
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued
Pennsylvania Turnpike Commission Series 2023B, Rev., VRDO, LOC : TD Bank NA, 2.72%, 9/8/2025 (a)	5,900	5,900
Philadelphia Gas Works Co. Series C, Rev., VRDO, LOC : TD Bank NA, 2.72%, 9/8/2025 (a)	10,855	10,855
RIB Floater Trust Various States Series 2022-044, Rev., VRDO, LIQ : Barclays Bank plc, 3.88%, 9/2/2025 (a) (b)	2,180	2,180
Tender Option Bond Trust Receipts/Certificates
Series 2023-BAML5029, Rev., VRDO, LOC : Bank of America NA, 3.98%, 9/2/2025 (a) (b)	4,180	4,180
Series 2025-XL0673, Rev., VRDO, LIQ : Bank of America NA, 4.00%, 9/2/2025 (a) (b)	4,270	4,270
Series 2023-ZF3186, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	1,350	1,350
Series 2023-ZL0514, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	3,125	3,125
Series 2024-XF1769, Rev., VRDO, LOC : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	3,750	3,750
Series 2025-XF3360, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	2,935	2,935
Series 2025-XG0626, Rev., VRDO, LIQ : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	4,000	4,000
Series 2025-XM1218, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	910	910
Series 2025-XM1300, Rev., VRDO, A.G., LOC : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	2,500	2,500
Series 2025-ZF3365, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	1,875	1,875
Series 2025-ZF3366, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	1,885	1,885
Series 2024-XF1707, Rev., VRDO, LIQ : TD Bank NA, 2.77%, 9/8/2025 (a) (b)	5,330	5,330
Series 2022-XM1057, Rev., VRDO, LIQ : Bank of America NA, 2.78%, 9/8/2025 (a) (b)	2,500	2,500
Total Pennsylvania		135,230
South Dakota — 0.4%
South Dakota Housing Development Authority, Homeownership Mortgage Series 2022D, Rev., VRDO, LIQ : FHLB, 2.73%, 9/8/2025 (a)	12,110	12,110
Tennessee — 3.8%
Johnson City Health and Educational Facilities Board, Ballad Health Series 2022C, Rev., VRDO, LOC : Truist Bank, 2.77%, 9/8/2025 (a)	30,000	30,000
Metropolitan Knoxville Airport Authority, Rev., VRDO, LOC : Truist Bank, 3.90%, 9/2/2025 (a)	16,160	16,160
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	21

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Tennessee — continued
Public Building Authority of Sevier County, Local Government Public Improvement
Series VII-B-2, Rev., VRDO, LOC : Truist Bank, 3.90%, 9/2/2025 (a)	11,625	11,625
Series VII-Q-1, Rev., VRDO, LOC : Truist Bank, 3.90%, 9/2/2025 (a)	26,450	26,450
Tender Option Bond Trust Receipts/Certificates
Series 2022-XL0369, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (b)	5,000	5,000
Series 2025-XG0611, Rev., VRDO, LOC : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	1,970	1,970
Series 2018-XF2576, Rev., VRDO, LOC : Barclays Bank plc, 2.77%, 9/8/2025 (a) (b)	1,200	1,200
Series 2023-XF1625, Rev., VRDO, LIQ : TD Bank NA, 2.77%, 9/8/2025 (a) (b)	4,000	4,000
Series 2024-XG0548, Rev., VRDO, LOC : Barclays Bank plc, 2.77%, 9/8/2025 (a) (b)	2,400	2,400
Series 2024-XF1698, Rev., VRDO, LIQ : TD Bank NA, 2.78%, 9/8/2025 (a) (b)	3,720	3,720
Total Tennessee		102,525
Texas — 7.1%
Board of Regents of the University of Texas System Series 2008B, Rev., VRDO, LIQ : University of Texas Investment Management Co. (The), 2.60%, 9/8/2025 (a)	20,000	20,000
City of Austin, Texas Hotel Occupancy Tax, Subordinate Lien Series 2008A, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 2.73%, 9/8/2025 (a)	6,490	6,490
Deutsche Bank Spears Series 2025-DBE8159, Rev., VRDO, LOC : Deutsche Bank AG, 4.15%, 9/2/2025 (a) (b)	4,300	4,300
Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project
Rev., VRDO, 3.95%, 9/2/2025 (a)	1,480	1,480
Rev., VRDO, 3.95%, 9/2/2025 (a)	8,422	8,422
Lubbock Independent School District Series 2006, GO, VRDO, PSF-GTD, LIQ : Wells Fargo Bank NA, 2.78%, 9/8/2025 (a)	7,195	7,195
San Antonio Water System, Subordinate Lien Series 2024A, Rev., VRDO, LIQ : Truist Bank, 3.90%, 9/2/2025 (a)	9,975	9,975
Tender Option Bond Trust Receipts/Certificates
Series 2024-XF3259, Rev., VRDO, LIQ : UBS AG, 3.88%, 9/2/2025 (a) (b)	9,675	9,675
Series 2025-XX1393, Rev., VRDO, LIQ : Barclays Bank plc, 3.88%, 9/2/2025 (a) (b)	5,825	5,825
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Series 2023-XF3121, Rev., VRDO, LOC : Barclays Bank plc, 4.05%, 9/2/2025 (a) (b)	11,762	11,762
Series 2024-XG0588, Rev., VRDO, LOC : Barclays Bank plc, 4.05%, 9/2/2025 (a) (b)	8,175	8,175
Series 2023-XF3128, GO, VRDO, PSF-GTD, LIQ : UBS AG, 2.75%, 9/8/2025 (a) (b)	700	700
Series 2023-XF3165, GO, VRDO, PSF-GTD, LIQ : Morgan Stanley Bank NA, 2.75%, 9/8/2025 (a) (b)	2,000	2,000
Series 2023-ZF3201, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.75%, 9/8/2025 (a) (b)	3,000	3,000
Series 2022-XL0282, GO, VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (b)	3,440	3,440
Series 2022-XL0360, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	2,760	2,760
Series 2022-XM1050, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (b)	2,675	2,675
Series 2023-XF3154, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	2,000	2,000
Series 2023-XG0530, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	5,200	5,200
Series 2023-XG0534, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	5,335	5,335
Series 2023-XL0500, Rev., VRDO, LIQ : UBS AG, 2.76%, 9/8/2025 (a) (b)	4,340	4,340
Series 2023-XM1125, GO, VRDO, PSF-GTD, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	2,800	2,800
Series 2025-XF3431, GO, VRDO, PSF-GTD, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	1,800	1,800
Series 2025-XF3432, GO, VRDO, PSF-GTD, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	2,000	2,000
Series 2025-XF3437, GO, VRDO, PSF-GTD, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	2,670	2,670
Series 2025-XF8021, GO, VRDO, LIQ : TD Bank NA, 2.76%, 9/8/2025 (a) (b)	4,000	4,000
Series 2025-XG0596, GO, VRDO, PSF-GTD, LIQ : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	3,410	3,410
Series 2025-XL0686, GO, VRDO, LIQ : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	3,750	3,750
Series 2025-YX1412, GO, VRDO, PSF-GTD, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	3,035	3,035
Series 2025-ZF3369, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	2,500	2,500
Series 2025-ZF3370, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	2,500	2,500
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Series 2025-ZF3461, GO, VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (b)	4,250	4,250
Series 2023-XG0505, GO, VRDO, PSF-GTD, LIQ : TD Bank NA, 2.77%, 9/8/2025 (a) (b)	4,000	4,000
Series 2023-XF3147, GO, VRDO, LIQ : Wells Fargo Bank NA, 2.78%, 9/8/2025 (a) (b)	2,805	2,805
Texas Department of Transportation State Highway Fund, First Tier Series 2014-B, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 2.75%, 9/8/2025 (a)	29,825	29,825
Total Texas		194,094
Utah — 0.1%
County of Utah, IHC Health Services, Inc. Series 2014C, Rev., VRDO, LIQ : US Bank NA, 2.70%, 9/8/2025 (a)	2,460	2,460
Vermont — 0.1%
Vermont Educational and Health Buildings Financing Agency, Landmark College Project Series A, Rev., VRDO, LOC : TD Bank NA, 3.91%, 9/2/2025 (a)	2,675	2,675
Virginia — 4.0%
City of Norfolk Series 2007, GO, VRDO, LIQ : Bank of America NA, 2.73%, 9/8/2025 (a)	3,700	3,700
Loudoun County Economic Development Authority, Jack Kent Cooke Foundation Project Series 2004, Rev., VRDO, LOC : Northern Trust Co. (The), 2.75%, 9/8/2025 (a)	5,540	5,540
Public Finance Authority Series 2025-VRS204, Rev., VRDO, LOC : Bank of America NA, 2.79%, 9/8/2025 (a) (b)	5,950	5,950
RBC Municipal Products, Inc. Trust, Floater Certificates Series C-19, Rev., VRDO, LOC : Royal Bank of Canada, 2.77%, 9/8/2025 (a) (b)	5,000	5,000
Roanoke Economic Development Authority, Carilion Health System Obligated Group
Series 2005A, Rev., VRDO, LIQ : PNC Bank NA, 2.70%, 9/8/2025 (a)	47,320	47,320
Series 2020B, Rev., VRDO, LIQ : PNC Bank NA, 2.70%, 9/8/2025 (a)	20,215	20,215
Tender Option Bond Trust Receipts/Certificates
Series 2023-XL0489, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	1,800	1,800
Series 2024-XG0560, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (b)	9,130	9,130
Series 2024-XM1176, Rev., VRDO, LIQ : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	3,300	3,300
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Virginia — continued
Series 2024-XX1356, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	4,050	4,050
Series 2025-XX1394, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	4,125	4,125
Total Virginia		110,130
Washington — 0.8%
State of Washington Series 2023-0012, Class A, GO, VRDO, LIQ : Citibank NA, 2.77%, 9/8/2025 (a) (b)	6,000	6,000
Tender Option Bond Trust Receipts/Certificates
Series 2022-XG0400, GO, VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	10,520	10,520
Series 2023-ZL0490, GO, VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	1,670	1,670
Series 2023-ZL0491, GO, VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	1,670	1,670
Series 2025-ZF1820, GO, VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (b)	1,250	1,250
Total Washington		21,110
Wisconsin — 3.4%
Public Finance Authority Series 2025-VRS301, Rev., VRDO, LOC : Bank of America NA, 4.00%, 9/2/2025 (a) (b)	13,000	13,000
Tender Option Bond Trust Receipts/Certificates
Series 2024-XG0571, Rev., VRDO, LOC : Barclays Bank plc, 4.05%, 9/2/2025 (a) (b)	1,785	1,785
Series 2022-XL0296, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (b)	5,530	5,530
Series 2023-XF3076, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	3,895	3,895
Series 2023-XL0483, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	2,245	2,245
Series 2024-XF1696, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	4,440	4,440
Series 2024-XG0553, Rev., VRDO, LOC : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	1,455	1,455
Series 2024-XL0554, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	7,500	7,500
Wisconsin Health and Educational Facilities Authority, Froedtert Health, Inc., Obligated Group Series 2021B, Rev., VRDO, LIQ : US Bank NA, 3.90%, 9/2/2025 (a)	35,735	35,735
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	23

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wisconsin — continued
Wisconsin Health and Educational Facilities Authority, Medical College of Wisconsin, Inc., (The) Series 2008B, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/2/2025 (a)	875	875
Wisconsin Housing and Economic Development Authority Home Ownership Series 2016C, Rev., AMT, VRDO, FNMA COLL, LIQ : Royal Bank of Canada, 2.73%, 9/8/2025 (a)	2,290	2,290
Wisconsin Housing and Economic Development Authority Housing
Series 2022C, Rev., VRDO, LIQ : FHLB, 2.68%, 9/8/2025 (a)	4,650	4,650
Series 2023C, Rev., VRDO, LIQ : FHLB, 2.73%, 9/8/2025 (a)	10,000	10,000
Total Wisconsin		93,400
Total Municipal Bonds (Cost $2,545,277)		2,545,277
	SHARES (000)
Variable Rate Demand Preferred Shares — 6.3%
California — 0.3%
Nuveen California AMT - Free Quality Municipal Income Fund Series 6, LIQ : Sumitomo Mitsui Banking Corp., 2.76%, 9/8/2025# (b)	7,000	7,000
New York — 1.0%
Nuveen New York AMT - Free Quality Municipal Income Fund
Series 2, LIQ : Royal Bank of Canada, 2.78%, 9/8/2025# (b)	13,600	13,600
Series 5, LIQ : TD Bank NA, 2.80%, 9/8/2025# (b)	14,200	14,200
Total New York		27,800
Other — 5.0%
Nuveen AMT - Free Municipal Credit Income Fund
Series 6, LIQ : Sumitomo Mitsui Banking Corp., 2.78%, 9/8/2025# (b)	46,700	46,700
Series 5, LIQ : Societe Generale, 2.78%, 9/8/2025# (b)	17,400	17,400
Nuveen AMT - Free Quality Municipal Income Fund
Series 4-4895, LIQ : Barclays Bank plc, 2.81%, 9/4/2025# (b)	34,400	34,400
INVESTMENTS ††	SHARES (000)	VALUE ($000)

Other — continued
Series 5-1000, LOC : Sumitomo Mitsui Banking Corp., 2.79%, 9/8/2025# (b)	25,000	25,000
Series 3-PFD, LIQ : TD Bank NA, 2.82%, 9/8/2025# (b)	13,400	13,400
Total Other		136,900
Total Variable Rate Demand Preferred Shares (Cost $171,700)		171,700
Total Investments — 99.8% (Cost $2,716,977) *		2,716,977
Other Assets in Excess of Liabilities — 0.2%		5,175
NET ASSETS — 100.0%		2,722,152

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
COLL	Collateral
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
PSF-GTD	Permanent School Fund Guaranteed
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2025.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2025.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Money Market Funds	August 31, 2025

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 20.2%
BMO Capital Markets Corp., 4.40%, dated 8/29/2025, due 9/2/2025, repurchase price $40,020, collateralized by Asset-Backed Securities, 12.72%, due 3/25/2036, Collateralized Mortgage Obligations, 3.67% - 7.69%, due 5/15/2048 - 10/25/2063, Corporate Notes and Bonds, 4.25% - 6.63%, due 9/30/2026 - 4/1/2035, FHLMC, 1.11% - 5.16%, due 10/25/2030 - 5/25/2051, FNMA, 3.27% - 5.30%, due 2/1/2028 - 1/25/2055 and GNMA, 6.56%, due 5/20/2075, with a value of $42,996.	40,000	40,000
BMO Capital Markets Corp., 4.40%, dated 8/29/2025, due 9/2/2025, repurchase price $110,054, collateralized by Asset-Backed Securities, 1.97% - 10.82%, due 12/10/2028 - 5/25/2054, Collateralized Mortgage Obligations, 1.65% - 9.33%, due 12/15/2036 - 8/25/2070, Corporate Notes and Bonds, 2.45% - 9.63%, due 8/4/2026 - 9/15/2032, FHLMC, 1.11% - 5.16%, due 10/25/2030 - 2/25/2041 and FNMA, 5.30%, due 1/25/2055, with a value of $118,419.	110,000	110,000
BMO Capital Markets Corp., 4.43%, dated 8/29/2025, due 9/5/2025, repurchase price $50,043, collateralized by Asset-Backed Securities, 2.20% - 13.03%, due 12/15/2025 - 8/20/2055, Collateralized Mortgage Obligations, 0.31% - 6.56%, due 5/18/2042 - 7/17/2057, Corporate Notes and Bonds, 2.40% - 5.30%, due 3/15/2026 - 8/15/2052 and FNMA, 5.30%, due 1/25/2055, with a value of $54,483.	50,000	50,000
BMO Capital Markets Corp., 4.44%, dated 8/29/2025, due 9/5/2025, repurchase price $20,017, collateralized by Asset-Backed Securities, 4.86%, due 4/25/2037, Collateralized Mortgage Obligations, 5.43% - 7.17%, due 6/25/2036 - 8/25/2070, Corporate Notes and Bonds, 4.75% - 8.88%, due 1/15/2029 - 3/15/2033 and FNMA, 5.30%, due 1/25/2055, with a value of $21,669.	20,000	20,000
BMO Capital Markets Corp., 4.44%, dated 8/29/2025, due 9/5/2025, repurchase price $20,017, collateralized by Asset-Backed Securities, 4.95% - 11.54%, due 1/27/2031 - 6/25/2065, Corporate Notes and Bonds, 4.00% - 8.75%, due 7/15/2030 - 3/27/2036 and FNMA, 5.00% - 5.30%, due 1/25/2055 - 7/25/2055, with a value of $21,804.	20,000	20,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BNP Paribas SA, 4.49%, dated 8/29/2025, due 9/5/2025, repurchase price $317,277, collateralized by Asset-Backed Securities, 1.37% - 8.27%, due 7/21/2031 - 7/20/2038, Collateralized Mortgage Obligations, 2.50% - 6.00%, due 7/8/2031 - 5/25/2065, Corporate Notes and Bonds, 0.55% - 8.45%, due 9/1/2025 - 12/31/2079^^ and FHLMC, 3.34% - 4.85%, due 4/25/2028 - 9/25/2028, with a value of $335,887.	317,000	317,000
BNP Paribas SA, 4.57%, dated 8/29/2025, due 9/5/2025, repurchase price $375,333, collateralized by Asset-Backed Securities, 4.43% - 5.98%, due 9/27/2027 - 7/20/2038, Collateralized Mortgage Obligations, 0.00% - 7.50%, due 11/15/2027 - 10/25/2067, Corporate Notes and Bonds, 1.00% - 9.40%, due 9/15/2025 - 12/31/2079^^ and FHLMC, 2.72% - 4.94%, due 7/25/2026 - 11/25/2030, with a value of $399,064.	375,000	375,000
BNP Paribas SA, 4.75%, dated 8/29/2025, due 10/3/2025, repurchase price $115,531, collateralized by Corporate Notes and Bonds, 0.00% - 14.00%, due 10/31/2025 - 1/15/2084, with a value of $126,658.	115,000	115,000
BNP Paribas SA, 4.75%, dated 8/29/2025, due 10/3/2025, repurchase price $763,510, collateralized by Asset-Backed Securities, 8.37%, due 4/15/2050 and Corporate Notes and Bonds, 2.60% - 14.38%, due 9/17/2025 - 1/15/2084^^, with a value of $839,416.	760,000	760,000
BofA Securities, Inc., 4.76%, dated 8/29/2025, due 12/2/2025, repurchase price $810,049, collateralized by Asset-Backed Securities, 0.00% - 12.75%, due 1/19/2023 - 7/15/2069, Collateralized Mortgage Obligations, 0.00% - 5.61%, due 7/25/2032 - 6/25/2065, Commercial Paper, 0.00%, due 9/19/2025, Corporate Notes and Bonds, 0.00%, due 5/9/2026 - 5/29/2049^^, FNMA, 7.86% - 14.10%, due 10/25/2039 - 11/25/2053 and Sovereign Government Securities, 4.98% - 9.25%, due 9/15/2027 - 4/20/2055, with a value of $877,029.	800,000	800,000
Citigroup Global Markets Holdings, Inc., 4.39%, dated 8/29/2025, due 9/2/2025, repurchase price $700,342, collateralized by U.S. Treasury Securities, 0.13% - 4.63%, due 5/15/2030 - 3/31/2032, with a value of $714,000.	700,000	700,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	25

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Citigroup Global Markets Holdings, Inc., 4.39%, dated 8/29/2025, due 9/2/2025, repurchase price $750,366, collateralized by U.S. Treasury Securities, 0.13% - 4.50%, due 12/31/2031 - 8/15/2034, with a value of $765,000.	750,000	750,000
Credit Agricole Corporate and Investment Bank, 4.39%, dated 8/29/2025, due 9/3/2025, repurchase price $250,152, collateralized by Asset-Backed Securities, 4.96% - 6.90%, due 4/15/2030 - 3/25/2055, Collateralized Mortgage Obligations, 3.93% - 5.85%, due 2/12/2047 - 9/12/2047, Commercial Paper, 0.00%, due 9/30/2025 - 3/23/2026, Corporate Notes and Bonds, 2.96% - 10.63%, due 4/1/2026 - 2/15/2051, FHLMC, 4.48%, due 5/5/2027 and Sovereign Government Securities, 0.63% - 6.13%, due 1/22/2026 - 6/1/2050, with a value of $263,276.	250,000	250,000
Fixed Income Clearing Corp., 4.33%, dated 8/29/2025, due 9/2/2025, repurchase price $250,120, collateralized by U.S. Treasury Securities, 4.25%, due 2/15/2054, with a value of $255,000.	250,000	250,000
Fixed Income Clearing Corp., 4.33%, dated 8/29/2025, due 9/2/2025, repurchase price $1,750,842, collateralized by U.S. Treasury Securities, 0.63% - 4.63%, due 1/15/2026 - 2/15/2048, with a value of $1,785,000.	1,750,000	1,750,000
Fixed Income Clearing Corp., 4.33%, dated 8/29/2025, due 9/2/2025, repurchase price $4,502,165, collateralized by U.S. Treasury Securities, 0.13% - 4.63%, due 9/30/2030 - 5/31/2031, with a value of $4,590,000.	4,500,000	4,500,000
Goldman Sachs & Co. LLC, 4.71%, dated 8/29/2025, due 10/27/2025, repurchase price $377,895, collateralized by Asset-Backed Securities, 3.75% - 12.14%, due 4/15/2027 - 6/25/2065, Collateralized Mortgage Obligations, 0.50% - 6.59%, due 5/7/2030 - 12/16/2072 and Corporate Notes and Bonds, 0.00% - 14.40%, due 9/9/2025 - 6/15/2038^^, with a value of $404,491.	375,000	375,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Goldman Sachs & Co. LLC, 4.73%, dated 8/29/2025, due 10/27/2025, repurchase price $574,419, collateralized by Asset-Backed Securities, 0.00% - 12.78%, due 12/15/2025 - 5/25/2065, Collateralized Mortgage Obligations, 0.00% - 11.14%, due 8/17/2026 - 5/25/2061, Corporate Notes and Bonds, 0.00% - 11.88%, due 9/15/2025 - 1/28/2060 and Sovereign Government Securities, 9.50%, due 7/15/2052, with a value of $612,460.	570,000	570,000
ING Financial Markets LLC, 4.40%, dated 8/29/2025, due 9/2/2025, repurchase price $100,049, collateralized by Corporate Notes and Bonds, 2.13% - 5.90%, due 7/13/2026 - 3/2/2028, with a value of $105,052.	100,000	100,000
ING Financial Markets LLC, 4.40%, dated 8/29/2025, due 9/2/2025, repurchase price $180,088, collateralized by Common Stocks, with a value of $194,495.	180,000	180,000
ING Financial Markets LLC, 4.65%, dated 8/29/2025, due 10/14/2025, repurchase price $352,080, collateralized by Common Stocks, with a value of $380,734.	350,000	350,000
Natixis SA, 4.44%, dated 8/29/2025, due 9/2/2025, repurchase price $105,052, collateralized by Asset-Backed Securities, 4.15% - 11.73%, due 9/17/2029 - 5/9/2039, Collateralized Mortgage Obligations, 2.86% - 7.24%, due 5/12/2034 - 10/25/2065, Corporate Notes and Bonds, 2.59% - 11.25%, due 3/15/2027 - 12/31/2079 and Sovereign Government Securities, 6.00% - 7.13%, due 2/12/2032 - 10/20/2033, with a value of $112,518.	105,000	105,000
Natixis SA, 4.48%, dated 8/29/2025, due 9/2/2025, repurchase price $175,087, collateralized by Asset-Backed Securities, 3.01% - 12.94%, due 2/15/2029 - 4/20/2038, Collateralized Mortgage Obligations, 5.13% - 6.06%, due 8/15/2036 - 7/15/2044, Corporate Notes and Bonds, 2.62% - 10.00%, due 4/20/2027 - 3/30/2051 and Sovereign Government Securities, 4.25% - 7.13%, due 4/14/2026 - 1/3/2035, with a value of $187,607.	175,000	175,000
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Natixis SA, 4.49%, dated 8/29/2025, due 9/2/2025, repurchase price $425,212, collateralized by Asset-Backed Securities, 3.51% - 11.73%, due 10/23/2031 - 11/25/2053, Collateralized Mortgage Obligations, 1.96% - 6.95%, due 5/12/2034 - 4/25/2064, Corporate Notes and Bonds, 2.59% - 10.00%, due 2/1/2026 - 1/15/2067 and Sovereign Government Securities, 3.75% - 8.60%, due 4/7/2026 - 1/3/2035, with a value of $453,873.	425,000	425,000
Natixis SA, 4.46%, dated 8/29/2025, due 9/3/2025, repurchase price $100,062, collateralized by Common Stocks, with a value of $108,081.	100,000	100,000
Natixis SA, 4.44%, dated 8/29/2025, due 9/5/2025, repurchase price $100,086, collateralized by Asset-Backed Securities, 2.70% - 10.73%, due 10/17/2033 - 5/9/2039, Collateralized Mortgage Obligations, 2.83% - 6.85%, due 11/25/2035 - 2/25/2067, Corporate Notes and Bonds, 1.90% - 10.00%, due 5/15/2027 - 12/31/2079 and Sovereign Government Securities, 3.75%, due 9/12/2031, with a value of $107,162.	100,000	100,000
Natixis SA, 4.48%, dated 8/29/2025, due 9/5/2025, repurchase price $50,044, collateralized by Asset-Backed Securities, 5.78% - 5.82%, due 12/15/2032 - 4/23/2038, Collateralized Mortgage Obligations, 4.80% - 6.57%, due 2/12/2036 - 12/25/2046 and Corporate Notes and Bonds, 4.00% - 10.00%, due 11/1/2026 - 3/15/2082^^, with a value of $54,146.	50,000	50,000
Natixis SA, 4.48%, dated 8/29/2025, due 9/5/2025, repurchase price $140,122, collateralized by Asset-Backed Securities, 4.80% - 6.72%, due 2/15/2029 - 5/9/2039, Collateralized Mortgage Obligations, 2.34% - 6.27%, due 4/15/2032 - 2/25/2067, Corporate Notes and Bonds, 2.59% - 8.00%, due 1/20/2028 - 4/25/2053^^ and Sovereign Government Securities, 6.00% - 7.13%, due 4/7/2026 - 2/12/2032, with a value of $148,389.	140,000	140,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pershing LLC, 4.73%, dated 8/29/2025, due
11/6/2025, repurchase price $110,997,
collateralized by Asset-Backed Securities,
5.00% - 9.99%, due 12/16/2030 -
1/25/2065, Certificates of Deposit, 3.95% -
4.45%, due 7/5/2030 - 8/27/2030,
Collateralized Mortgage Obligations, 0.00%,
due 8/29/2029, Corporate Notes and Bonds,
0.00% - 9.50%, due 3/15/2026 -
9/15/2055^^, FNMA, 5.50%, due 7/25/2035,
GNMA, 5.50% - 7.00%, due 8/20/2039 -
1/20/2054, Municipal Debt Securities, 2.76% -
9.50%, due 1/1/2039 - 1/1/2065 and
U.S. Treasury Securities, 0.00% - 4.75%, due
9/15/2025 - 8/15/2048, with a value of
$117,841.
	110,000	110,000
RBC Capital Markets LLC, 4.43%, dated 8/29/2025, due 9/3/2025, repurchase price $350,215, collateralized by Commercial Paper, 0.00%, due 10/10/2025 - 10/27/2025, Corporate Notes and Bonds, 0.00% - 13.00%, due 10/31/2025 - 4/4/2051^^ and Sovereign Government Securities, 3.25%, due 8/12/2026, with a value of $367,714.	350,000	350,000
RBC Capital Markets LLC, 4.43%, dated 8/29/2025, due 9/4/2025, repurchase price $80,059, collateralized by Commercial Paper, 0.00%, due 10/9/2025 - 2/24/2026 and Corporate Notes and Bonds, 0.75% - 6.50%, due 1/6/2026 - 9/15/2059, with a value of $84,000.	80,000	80,000
Societe Generale SA, 4.40%, dated 8/29/2025, due 9/2/2025, repurchase price $100,049, collateralized by Asset-Backed Securities, 5.50%, due 1/25/2038, Corporate Notes and Bonds, 2.05% - 6.25%, due 3/4/2027 - 8/12/2061^^, Sovereign Government Securities, 0.55% - 5.50%, due 10/21/2025 - 7/2/2054 and U.S. Treasury Securities, 0.00% - 4.25%, due 11/30/2026 - 8/15/2053, with a value of $104,959.	100,000	100,000
Societe Generale SA, 4.40%, dated 8/29/2025, due 9/2/2025, repurchase price $150,073, collateralized by Asset-Backed Securities, 5.43% - 5.50%, due 1/25/2038 - 4/23/2038, Corporate Notes and Bonds, 1.43% - 7.13%, due 1/17/2027 - 12/31/2079, Sovereign Government Securities, 1.00% - 5.20%, due 9/16/2030 - 9/5/2049 and U.S. Treasury Securities, 0.00% - 1.88%, due 12/26/2025 - 2/15/2054, with a value of $157,598.	150,000	150,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	27

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Societe Generale SA, 4.47%, dated 8/29/2025, due 9/2/2025, repurchase price $60,030, collateralized by Asset-Backed Securities, 5.41% - 8.30%, due 7/17/2030 - 4/23/2038, Corporate Notes and Bonds, 2.63% - 11.00%, due 12/1/2026 - 11/13/2047 and Sovereign Government Securities, 5.95% - 9.38%, due 9/30/2027 - 3/15/2035, with a value of $64,130.	60,000	60,000
Societe Generale SA, 4.47%, dated 8/29/2025, due 9/2/2025, repurchase price $75,037, collateralized by Asset-Backed Securities, 5.82% - 8.30%, due 7/17/2030 - 3/17/2038, Collateralized Mortgage Obligations, 4.08% - 9.62%, due 4/17/2034 - 9/25/2059, Corporate Notes and Bonds, 1.25% - 10.50%, due 9/15/2025 - 11/15/2066^^ and Sovereign Government Securities, 4.88% - 9.88%, due 4/7/2026 - 1/27/2045, with a value of $80,805.	75,000	75,000
Societe Generale SA, 4.40%, dated 8/29/2025, due 9/4/2025, repurchase price $435,319, collateralized by Asset-Backed Securities, 5.34%, due 4/20/2038, Collateralized Mortgage Obligations, 4.56%, due 12/17/2049, Corporate Notes and Bonds, 1.43% - 8.13%, due 12/8/2025 - 12/31/2079^^, Sovereign Government Securities, 1.75% - 5.20%, due 8/1/2028 - 9/18/2034 and U.S. Treasury Securities, 0.00% - 1.75%, due 3/31/2026 - 8/15/2054, with a value of $456,649.	435,000	435,000
Societe Generale SA, 4.51%, dated 8/29/2025, due 10/8/2025, repurchase price $125,626, collateralized by Asset-Backed Securities, 8.30%, due 7/17/2030, Collateralized Mortgage Obligations, 4.19% - 7.40%, due 9/28/2036 - 1/18/2039, Corporate Notes and Bonds, 3.88% - 11.50%, due 1/15/2028 - 11/15/2066^^, Sovereign Government Securities, 5.00% - 9.88%, due 4/7/2026 - 5/11/2047 and U.S. Treasury Securities, 0.00%, due 2/15/2039 - 8/15/2054, with a value of $136,024.	125,000	125,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Societe Generale SA, 4.70%, dated 8/29/2025, due 11/3/2025, repurchase price $302,585, collateralized by Asset-Backed Securities, 3.08% - 10.59%, due 7/17/2030 - 3/17/2038, Collateralized Mortgage Obligations, 3.05% - 10.62%, due 4/17/2034 - 1/16/2060, Corporate Notes and Bonds, 3.02% - 12.50%, due 3/6/2026 - 11/15/2066^^, Sovereign Government Securities, 1.25% - 9.88%, due 4/7/2026 - 7/23/2060 and U.S. Treasury Securities, 0.00% - 1.63%, due 9/30/2025 - 2/15/2054, with a value of $326,296.	300,000	300,000
TD Securities USA LLC, 4.40%, dated 8/29/2025, due 9/2/2025, repurchase price $175,086, collateralized by Municipal Debt Securities, 5.00% - 5.25%, due 3/1/2034 - 2/15/2055, with a value of $183,841.	175,000	175,000
TD Securities USA LLC, 4.44%, dated 8/29/2025, due 9/5/2025, repurchase price $400,345, collateralized by Municipal Debt Securities, 1.81% - 8.00%, due 9/1/2030 - 12/1/2054, with a value of $423,215.	400,000	400,000
TD Securities USA LLC, 4.46%, dated 8/29/2025, due 9/5/2025, repurchase price $125,108, collateralized by Municipal Debt Securities, 5.00% - 5.25%, due 6/1/2037 - 1/1/2054, with a value of $132,259.	125,000	125,000
TD Securities USA LLC, 4.68%, dated 8/29/2025, due 10/20/2025, repurchase price $75,507, collateralized by Corporate Notes and Bonds, 2.30% - 8.25%, due 2/11/2026 - 4/1/2056 and Municipal Debt Securities, 3.08% - 5.50%, due 3/1/2027 - 12/1/2054, with a value of $79,582.	75,000	75,000
Wells Fargo Securities LLC, 4.40%, dated 8/29/2025, due 9/2/2025, repurchase price $25,012, collateralized by Commercial Paper, 0.00%, due 9/2/2025 - 6/10/2026, with a value of $26,273.	25,000	25,000
Wells Fargo Securities LLC, 4.46%, dated 8/29/2025, due 9/3/2025, repurchase price $40,025, collateralized by Certificates of Deposit, 0.00% - 4.93%, due 9/18/2025 - 1/2/2029, with a value of $42,037.	40,000	40,000
Wells Fargo Securities LLC, 4.40%, dated 8/29/2025, due 9/4/2025, repurchase price $170,125, collateralized by Commercial Paper, 0.00%, due 9/29/2025 - 3/25/2026, with a value of $178,653.	170,000	170,000
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Wells Fargo Securities LLC, 4.46%, dated 8/29/2025, due 9/5/2025, repurchase price $225,195, collateralized by Certificates of Deposit, 0.00% - 5.10%, due 9/8/2025 - 8/6/2030, with a value of $236,455.	225,000	225,000
Wells Fargo Securities LLC, 4.70%, dated 8/29/2025, due 10/17/2025, repurchase price $110,704, collateralized by Commercial Paper, 0.00%, due 9/9/2025 - 4/1/2026, with a value of $116,405.	110,000	110,000
Wells Fargo Securities LLC, 4.78%, dated 8/29/2025, due 11/3/2025, repurchase price $70,613, collateralized by Commercial Paper, 0.00%, due 9/5/2025 - 11/14/2025, with a value of $74,378.	70,000	70,000
Wells Fargo Securities LLC, 4.78%, dated 8/29/2025, due 11/24/2025, repurchase price $202,310, collateralized by Commercial Paper, 0.00%, due 9/8/2025 - 6/10/2026, with a value of $212,510.	200,000	200,000
Total Repurchase Agreements (Cost $16,877,000)		16,877,000
Corporate Bonds — 0.7%
Banks — 0.7%
Bank of America NA
(SOFR + 0.24%), 4.60%, 9/2/2025 (a)	75,000	75,000
4.26%, 2/19/2026	177,000	177,000
Barclays Bank plc (United Kingdom)
(OBFR + 0.20%), 4.53%, 9/2/2025 (a) (b)	50,000	50,000
(OBFR + 0.20%), 4.53%, 9/2/2025 (a) (b)	148,000	148,000
(OBFR + 0.25%), 4.58%, 9/2/2025 (a) (b)	135,000	135,000
Total Corporate Bonds (Cost $585,000)		585,000
Municipal Bonds — 0.3%
Colorado — 0.0% ^
Colorado Housing and Finance Authority, Single Family Mortgage
Series 2023N-2, Rev., VRDO, GNMA COLL, LIQ : Royal Bank of Canada, 4.35%, 9/8/2025 (c)	8,000	8,000
Series 2025C, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Zions Bancorp. NA, 4.35%, 9/8/2025 (c)	15,355	15,355
Total Colorado		23,355
Illinois — 0.0% ^
Illinois Housing Development Authority Series 2023M, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 4.35%, 9/8/2025 (c)	20,000	20,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Iowa — 0.1%
Iowa Student Loan Liquidity Corp., Student Loan Series 2023-1, Rev., VRDO, LOC : Royal Bank of Canada, 4.37%, 9/8/2025 (c)	33,300	33,300
New Hampshire — 0.1%
New Hampshire Business Finance Authority, Hanwa Q Cells USA, Inc., Project Series 2024A, Rev., VRDO, LOC : Kookmin Bank, 4.65%, 9/8/2025 (b) (c)	89,000	89,000
Texas — 0.1%
North Texas Higher Education Authority, Inc. Series 2023-1, Rev., VRDO, LOC : Royal Bank of Canada, 4.37%, 9/8/2025 (c)	14,500	14,500
State of Texas, Veterans Series 2023A, GO, VRDO, LIQ : Texas State Comptroller, 4.38%, 9/8/2025 (c)	20,100	20,100
State of Texas, Veterans Lands Series 2025A, GO, VRDO, LIQ : Texas State Comptroller, 4.35%, 9/8/2025 (c)	25,000	25,000
Total Texas		59,600
Utah — 0.0% ^
Utah Housing Corp., Single Family Mortgage Series 2024K, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 4.35%, 9/8/2025 (c)	14,000	14,000
Total Municipal Bonds (Cost $239,255)		239,255
Short Term Investments — 76.3%
Commercial Paper — 38.7%
Albion Capital Corp. SA (Luxembourg), 4.44%, 10/28/2025 (d)	105,000	104,267
Antalis SA (France)
4.50%, 9/2/2025 (b) (d)	55,000	54,993
4.40%, 10/20/2025 (b) (d)	122,000	121,274
4.34%, 3/3/2026 (b) (d)	39,000	38,157
Atlantic Asset Securitization LLC, 4.19%, 5/21/2026 (b) (d)	25,000	24,261
Australia & New Zealand Banking Group Ltd. (Australia)
(SOFR + 0.14%), 4.48%, 9/2/2025 (a) (b)	25,000	25,000
(SOFR + 0.20%), 4.54%, 9/2/2025 (a) (b)	120,000	120,000
(SOFR + 0.20%), 4.54%, 9/2/2025 (a) (b)	100,000	100,000
(SOFR + 0.20%), 4.54%, 9/2/2025 (a) (b)	138,000	138,000
(SOFR + 0.22%), 4.56%, 9/2/2025 (a) (b)	180,000	180,000
(SOFR + 0.26%), 4.60%, 9/2/2025 (a) (b)	100,000	100,000
4.34%, 10/27/2025 (b) (d)	100,000	99,330
4.33%, 10/29/2025 (b) (d)	47,000	46,674
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	29

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
4.33%, 10/31/2025 (b) (d)	71,000	70,491
4.35%, 3/2/2026 (b) (d)	100,000	97,846
4.25%, 3/19/2026 (b) (d)	36,000	35,173
4.15%, 5/11/2026 (b) (d)	100,000	97,179
Automatic Data Processing, Inc., 4.34%, 9/3/2025 (b) (d)	350,000	349,916
Banco Santander SA (Spain)
4.38%, 9/16/2025 (b) (d)	100,000	99,821
4.37%, 10/8/2025 (b) (d)	4,000	3,982
4.29%, 10/10/2025 (b) (d)	220,000	218,982
4.42%, 11/7/2025 (b) (d)	50,000	49,598
Bank of Montreal (Canada)
(SOFR + 0.28%), 4.62%, 9/2/2025 (a) (b)	113,000	113,000
(SOFR + 0.34%), 4.68%, 9/2/2025 (a) (b)	100,000	100,000
(SOFR + 0.35%), 4.69%, 9/2/2025 (a)	116,000	116,000
(SOFR + 0.35%), 4.69%, 9/2/2025 (a) (b)	50,000	50,000
(SOFR + 0.37%), 4.71%, 9/2/2025 (a) (b)	119,000	119,000
4.39%, 9/3/2025 (d)	98,000	97,976
4.48%, 11/21/2025 (d)	116,000	114,842
4.50%, 11/25/2025 (d)	40,000	39,580
4.40%, 2/3/2026 (d)	47,000	46,127
4.35%, 6/8/2026 (d)	62,000	59,970
4.29%, 7/7/2026 (d)	60,000	57,868
Bank of New Zealand (New Zealand), 4.47%, 10/2/2025 (b) (d)	75,000	74,716
Bank of Nova Scotia (The) (Canada)
(SOFR + 0.31%), 4.65%, 9/2/2025 (a) (b)	210,000	210,000
(SOFR + 0.32%), 4.66%, 9/2/2025 (a) (b)	34,000	34,000
4.67%, 9/2/2025 (b)	70,000	70,000
4.34%, 10/31/2025 (b) (d)	118,000	117,152
4.46%, 11/12/2025 (b) (d)	163,000	161,561
4.39%, 2/20/2026 (b) (d)	70,000	68,560
Barclays Bank plc (United Kingdom)
(SOFR + 0.20%), 4.54%, 9/2/2025 (a) (b)	30,000	30,000
4.34%, 10/7/2025 (b) (d)	105,000	104,554
4.43%, 12/10/2025 (b) (d)	50,000	49,392
Barton Capital SA (France)
4.33%, 9/2/2025 (b) (d)	150,000	149,982
4.45%, 9/3/2025 (b) (d)	37,865	37,856
4.42%, 9/19/2025 (b) (d)	75,000	74,838
4.47%, 11/14/2025 (b) (d)	50,000	49,551
Bedford Row Funding Corp.
4.45%, 1/7/2026 (b) (d)	50,000	49,228
4.19%, 5/14/2026 (b) (d)	50,000	48,559
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
BNP Paribas SA (France)
(SOFR + 0.16%), 4.50%, 9/2/2025 (a)	96,000	96,000
(SOFR + 0.17%), 4.51%, 9/2/2025 (a)	117,000	117,000
4.38%, 2/27/2026 (d)	100,000	97,867
4.43%, 3/3/2026 (d)	257,000	251,409
4.32%, 4/8/2026 (d)	83,000	80,874
4.26%, 5/1/2026 (d)	100,000	97,257
4.24%, 5/15/2026 (d)	62,000	60,210
BofA Securities, Inc.
(SOFR + 0.18%), 4.54%, 9/2/2025 (a)	67,000	67,000
4.29%, 2/20/2026 (d)	123,000	120,532
BPCE SA (France), 4.27%, 2/2/2026 (b) (d)	100,000	98,208
Britannia Funding Co. LLC, 4.41%, 11/17/2025 (b) (d)	71,800	71,130
Caisse d'Amortissement de la Dette Sociale (France), 4.39%, 9/5/2025 (b) (d)	250,000	249,879
Caisse des Depots et Consignations (France), 4.36%, 9/16/2025 (b) (d)	84,000	83,848
Canadian Imperial Bank of Commerce (Canada)
(SOFR + 0.30%), 4.64%, 9/2/2025 (a) (b)	200,000	200,000
4.05%, 10/3/2025 (b) (d)	120,000	119,570
4.29%, 10/17/2025 (b) (d)	164,000	163,107
4.33%, 10/31/2025 (b) (d)	141,000	139,990
4.46%, 11/12/2025 (b) (d)	117,000	115,966
4.24%, 4/24/2026 (b) (d)	170,000	165,422
4.35%, 6/5/2026 (b) (d)	215,000	208,035
4.35%, 6/10/2026 (b) (d)	129,000	124,744
4.27%, 7/7/2026 (b) (d)	212,000	204,503
4.35%, 8/3/2026 (d)	55,000	52,852
Canadian Imperial Holdings, Inc. (Canada), 4.39%, 11/7/2025 (b) (d)	36,000	35,709
CDP Financial, Inc. (Canada)
4.53%, 2/4/2026 (b) (d)	25,000	24,531
4.20%, 7/1/2026 (b) (d)	50,000	48,304
4.20%, 7/2/2026 (b) (d)	25,000	24,149
Chesham Finance Ltd. (Cayman Islands)
Series 2, 4.38%, 9/2/2025 (b) (d)	100,000	99,988
Series 1, 4.35%, 9/3/2025 (b) (d)	100,000	99,976
Series 2, 4.42%, 9/9/2025 (b) (d)	50,000	49,951
China Construction Bank Corp. (China), 4.35%, 9/2/2025 (b) (d)	200,000	199,976
Commonwealth Bank of Australia (Australia)
(SOFR + 0.20%), 4.54%, 9/2/2025 (a) (b)	50,000	50,000
(SOFR + 0.28%), 4.62%, 9/2/2025 (a) (b)	150,000	150,000
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
Concord Minutemen Capital Co. LLC
Series C, 4.35%, 9/2/2025 (b) (d)	100,000	99,988
Series C, 4.35%, 9/3/2025 (b) (d)	50,086	50,074
Constellation Funding Co. LLC
4.40%, 10/9/2025 (b) (d)	85,000	84,607
4.43%, 11/13/2025 (b) (d)	106,000	105,056
4.50%, 12/3/2025 (b) (d)	65,000	64,253
Cooperatieve Rabobank UA (Netherlands), 4.33%, 9/2/2025 (d)	1,100,000	1,099,868
Credit Agricole Corporate and Investment Bank (France)
4.32%, 9/2/2025 (d)	25,000	24,997
4.34%, 9/5/2025 (d)	118,000	117,944
4.35%, 10/31/2025 (d)	83,000	82,402
4.37%, 11/5/2025 (d)	84,000	83,343
4.39%, 2/20/2026 (d)	62,000	60,726
Credit Industriel et Commercial (France)
4.34%, 9/19/2025 (b) (d)	120,000	119,740
4.43%, 10/31/2025 (b) (d)	72,000	71,480
4.37%, 1/22/2026 (d)	25,000	24,573
Danske Bank A/S (Denmark)
4.41%, 11/7/2025 (b) (d)	120,000	119,037
4.35%, 11/10/2025 (b) (d)	154,000	152,709
DBS Bank Ltd. (Singapore)
4.35%, 11/5/2025 (b) (d)	30,000	29,767
4.36%, 11/7/2025 (b) (d)	100,000	99,198
4.30%, 11/21/2025 (b) (d)	25,000	24,760
Dexia Credit Local (Belgium), 4.39%, 10/23/2025 (b) (d)	100,000	99,372
DNB Bank ASA (Norway)
(SOFR + 0.21%), 4.55%, 9/2/2025 (a) (b)	47,000	47,000
4.24%, 9/10/2025 (b) (d)	233,000	232,753
4.27%, 9/22/2025 (b) (d)	120,000	119,702
4.42%, 11/24/2025 (b) (d)	200,000	197,984
4.35%, 2/9/2026 (b) (d)	127,000	124,576
4.35%, 2/17/2026 (b) (d)	166,000	162,676
4.36%, 2/23/2026 (b) (d)	49,000	47,983
4.32%, 3/17/2026 (b) (d)	125,000	122,172
4.34%, 3/18/2026 (b) (d)	36,000	35,176
4.31%, 7/31/2026 (b) (d)	75,000	72,121
DZ Bank AG (Germany)
(SOFR + 4.62%), 4.56%, 9/2/2025 (a)	50,000	50,000
4.39%, 2/3/2026 (b) (d)	170,000	166,845
4.37%, 2/4/2026 (b) (d)	100,000	98,141
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
4.24%, 2/19/2026 (b) (d)	16,000	15,685
4.24%, 2/20/2026 (b) (d)	100,000	98,017
Erste Finance Delaware LLC (Austria), 4.34%, 9/3/2025 (b) (d)	390,000	389,906
Federation des caisses Desjardins du Quebec (Canada), 4.45%, 10/14/2025 (b) (d)	100,000	99,480
First Abu Dhabi Bank PJSC (United Arab Emirates)
4.48%, 10/24/2025 (b) (d)	200,000	198,696
4.34%, 11/19/2025 (b) (d)	173,000	171,368
4.29%, 2/27/2026 (b) (d)	60,000	58,749
General Dynamics Corp., 4.37%, 9/12/2025 (b) (d)	125,000	124,834
Glencove Funding LLC, 4.44%, 12/3/2025 (b) (d)	153,000	151,285
Gotham Funding Corp., 4.39%, 9/4/2025 (b) (d)	75,000	74,973
Great Bear Funding LLC
(OBFR + 0.23%), 4.56%, 9/2/2025 (a) (b)	187,500	187,500
(OBFR + 0.23%), 4.56%, 9/2/2025 (a) (b)	225,000	225,000
ING US Funding LLC (Netherlands)
(SOFR + 0.20%), 4.56%, 9/2/2025 (a) (b)	150,000	150,000
(SOFR + 0.22%), 4.58%, 9/2/2025 (a) (b)	183,000	183,000
(SOFR + 0.24%), 4.60%, 9/2/2025 (a) (b)	277,000	277,000
(SOFR + 0.25%), 4.61%, 9/2/2025 (a)	200,000	200,000
(SOFR + 0.25%), 4.61%, 9/2/2025 (a)	67,000	67,000
(SOFR + 0.30%), 4.66%, 9/2/2025 (a)	145,000	145,000
4.32%, 10/7/2025 (b) (d)	127,000	126,454
4.44%, 11/4/2025 (d)	100,000	99,225
4.19%, 5/18/2026 (b) (d)	100,000	97,072
4.19%, 5/19/2026 (b) (d)	106,000	102,884
4.19%, 5/26/2026 (b) (d)	61,000	59,163
Ionic Funding LLC
Series IIIA, 4.47%, 9/12/2025 (d)	50,000	49,933
Series IIIA, 4.39%, 10/31/2025 (d)	50,000	49,637
Landesbank Baden-Wurttemberg (Germany), 4.34%, 9/2/2025 (d)	1,400,000	1,399,831
Lexington Parker Capital Co. LLC
Series A, 4.38%, 9/4/2025 (b) (d)	150,000	149,945
Series A, 4.38%, 9/5/2025 (b) (d)	200,000	199,903
Liberty Street Funding LLC
4.42%, 9/22/2025 (b) (d)	30,000	29,924
4.48%, 10/22/2025 (b) (d)	75,000	74,533
4.24%, 2/9/2026 (b) (d)	75,000	73,608
Lion Bay Funding LLC, 4.33%, 9/2/2025 (b) (d)	772,000	771,907
Lloyds Bank plc (United Kingdom)
(SOFR + 0.18%), 4.54%, 9/2/2025 (a)	150,000	150,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	31

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
(SOFR + 0.20%), 4.56%, 9/2/2025 (a)	300,000	300,000
4.40%, 12/1/2025 (d)	250,000	247,264
4.23%, 2/10/2026 (d)	30,000	29,440
LMA-Americas LLC
4.33%, 9/2/2025 (b) (d)	429,100	429,048
4.43%, 9/18/2025 (b) (d)	50,000	49,898
LVMH Moet Hennessy Louis Vuitton SE (France), 4.32%, 3/16/2026 (b) (d)	50,000	48,873
Mackinac Funding Co. LLC, 4.43%, 12/4/2025 (b) (d)	84,200	83,237
Macquarie Bank Ltd. (Australia)
(SOFR + 0.20%), 4.56%, 9/2/2025 (a) (b)	82,000	82,000
(SOFR + 0.23%), 4.59%, 9/2/2025 (a) (b)	161,000	161,000
(SOFR + 0.23%), 4.59%, 9/2/2025 (a) (b)	170,000	170,000
4.31%, 1/12/2026 (b) (d)	48,000	47,248
Mainbeach Funding LLC
4.35%, 9/2/2025 (b) (d)	100,000	99,988
(OBFR + 0.17%), 4.50%, 9/2/2025 (a) (b)	100,000	100,000
(OBFR + 0.17%), 4.50%, 9/2/2025 (a) (b)	30,000	30,000
Mitsubishi UFJ Trust & Banking Corp. (Japan), 4.34%, 1/12/2026 (b) (d)	120,000	118,107
National Australia Bank Ltd. (Australia)
Series B, (SOFR + 0.20%), 4.54%, 9/2/2025 (a) (b)	179,000	179,000
Series B, (SOFR + 0.20%), 4.54%, 9/2/2025 (a) (b)	50,000	50,000
Series B, (SOFR + 0.23%), 4.57%, 9/2/2025 (a) (b)	100,000	99,992
Series B, (SOFR + 0.27%), 4.61%, 9/2/2025 (a) (b)	74,000	74,000
Series B, (SOFR + 0.28%), 4.62%, 9/2/2025 (a) (b)	115,000	115,000
National Bank of Canada (Canada), (SOFR + 0.30%), 4.64%, 9/2/2025 (a) (b)	300,000	300,000
National Westminster Bank plc (United Kingdom)
4.34%, 9/3/2025 (b) (d)	200,000	199,952
4.42%, 11/3/2025 (b) (d)	50,000	49,618
Natixis SA (France)
4.38%, 10/10/2025 (d)	339,000	337,399
4.44%, 12/1/2025 (d)	181,000	178,991
4.39%, 1/7/2026 (d)	254,000	250,099
Old Line Funding LLC
(SOFR + 0.18%), 4.54%, 9/2/2025 (a) (b)	70,000	70,000
(SOFR + 0.18%), 4.54%, 9/2/2025 (a) (b)	50,000	50,000
(SOFR + 0.21%), 4.57%, 9/2/2025 (a) (b)	90,000	90,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
4.45%, 12/5/2025 (b) (d)	100,000	98,852
4.20%, 5/15/2026 (b) (d)	25,000	24,276
Oversea-Chinese Banking Corp. Ltd. (Singapore)
4.45%, 9/2/2025 (b) (d)	104,000	103,987
(SOFR + 0.15%), 4.49%, 9/2/2025 (a) (b)	33,000	33,000
(SOFR + 0.17%), 4.51%, 9/2/2025 (a) (b)	200,000	200,000
Paradelle Funding LLC
(SOFR + 0.33%), 4.67%, 9/2/2025 (a)	70,000	70,000
(SOFR + 0.38%), 4.72%, 9/2/2025 (a)	50,000	50,000
Podium Funding Trust (Canada), 4.39%, 10/8/2025 (d)	42,000	41,811
Ridgefield Funding Co. LLC Series A-1, 4.49%, 10/21/2025 (b) (d)	40,000	39,756
Royal Bank of Canada (Canada)
(SOFR + 0.33%), 4.67%, 9/2/2025 (a) (b)	120,000	120,000
(SOFR + 0.35%), 4.69%, 9/2/2025 (a) (b)	105,000	105,000
4.07%, 10/3/2025 (b) (d)	82,000	81,705
4.33%, 10/6/2025 (b) (d)	46,000	45,807
4.33%, 10/21/2025 (b) (d)	90,000	89,462
4.55%, 11/6/2025 (b) (d)	10,000	9,920
4.38%, 2/2/2026 (b) (d)	140,000	137,422
4.35%, 5/27/2026 (b) (d)	183,000	177,258
4.28%, 7/7/2026 (b) (d)	172,000	165,903
Santander UK plc (United Kingdom)
4.39%, 9/2/2025 (d)	86,000	85,990
4.42%, 10/7/2025 (d)	120,000	119,472
4.37%, 11/7/2025 (d)	181,000	179,541
Sheffield Receivables Co. LLC (United Kingdom)
4.27%, 9/8/2025 (b) (d)	160,000	159,867
4.35%, 9/10/2025 (b) (d)	20,000	19,979
Skandinaviska Enskilda Banken AB (Sweden)
(SOFR + 0.26%), 4.62%, 9/2/2025 (a) (b)	100,000	100,000
4.09%, 10/3/2025 (b) (d)	212,000	211,233
4.32%, 10/7/2025 (b) (d)	138,000	137,406
4.37%, 11/19/2025 (b) (d)	95,000	94,097
4.35%, 4/1/2026 (b) (d)	40,000	39,001
4.34%, 4/2/2026 (b) (d)	64,000	62,398
4.18%, 5/20/2026 (b) (d)	49,000	47,561
4.27%, 7/8/2026 (b) (d)	73,000	70,410
Societe Generale SA (France)
4.42%, 11/4/2025 (b) (d)	166,000	164,724
4.45%, 11/26/2025 (b) (d)	175,000	173,161
4.41%, 2/2/2026 (b) (d)	180,000	176,670
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
Standard Chartered Bank (United Kingdom), 4.45%, 10/28/2025 (b) (d)	100,000	99,311
Starbird Funding Corp.
4.50%, 10/9/2025 (b) (d)	50,000	49,768
4.47%, 10/14/2025 (b) (d)	100,000	99,478
4.41%, 10/22/2025 (b) (d)	50,000	49,690
4.37%, 11/3/2025 (b) (d)	90,000	89,316
Sumitomo Mitsui Banking Corp. (Japan), (SOFR + 0.19%), 4.53%, 9/2/2025 (a) (b)	110,000	110,000
Sumitomo Mitsui Trust Bank Ltd. (Japan)
4.47%, 9/4/2025 (b) (d)	100,000	99,963
4.42%, 9/5/2025 (b) (d)	100,000	99,951
4.29%, 2/3/2026 (b) (d)	92,706	91,026
4.27%, 2/19/2026 (b) (d)	123,000	120,558
Svenska Handelsbanken AB (Sweden)
(SOFR + 0.20%), 4.56%, 9/2/2025 (a) (b)	300,000	300,000
(SOFR + 0.30%), 4.66%, 9/2/2025 (a) (b)	100,000	100,000
(SOFR + 0.34%), 4.70%, 9/2/2025 (a) (b)	120,000	120,000
4.31%, 9/15/2025 (b) (d)	42,000	41,930
4.32%, 10/8/2025 (b) (d)	92,000	91,593
4.34%, 10/27/2025 (b) (d)	118,000	117,209
4.59%, 11/24/2025 (b) (d)	46,000	45,529
4.36%, 2/3/2026 (b) (d)	93,000	91,286
4.20%, 5/19/2026 (b) (d)	98,000	95,119
4.18%, 5/28/2026 (b) (d)	121,000	117,338
4.33%, 6/10/2026 (b) (d)	124,000	119,930
4.27%, 7/7/2026 (b) (d)	115,000	110,933
Swedbank AB (Sweden)
(SOFR + 0.16%), 4.52%, 9/2/2025 (a) (b)	150,000	150,000
(SOFR + 0.20%), 4.56%, 9/2/2025 (a) (b)	92,000	92,000
4.24%, 9/10/2025 (b) (d)	98,000	97,896
4.34%, 11/10/2025 (b) (d)	83,000	82,305
4.34%, 5/1/2026 (b) (d)	213,000	206,958
4.19%, 5/11/2026 (b) (d)	49,000	47,604
4.17%, 5/26/2026 (b) (d)	73,000	70,810
Thunder Bay Funding LLC
4.22%, 9/9/2025 (b) (d)	50,000	49,953
4.45%, 1/7/2026 (b) (d)	50,000	49,228
4.20%, 5/15/2026 (b) (d)	85,000	82,540
Toronto-Dominion Bank (The) (Canada)
(SOFR + 0.35%), 4.71%, 9/2/2025 (a) (b)	104,000	104,000
(SOFR + 0.36%), 4.72%, 9/2/2025 (a) (b)	240,000	240,000
4.50%, 10/1/2025 (b) (d)	123,000	122,558
4.05%, 10/2/2025 (b) (d)	120,000	119,584
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
4.38%, 10/22/2025 (b) (d)	47,000	46,710
4.40%, 10/30/2025 (b) (d)	115,000	114,176
4.24%, 2/19/2026 (b) (d)	100,000	98,024
4.25%, 4/14/2026 (b) (d)	214,000	208,463
4.23%, 4/16/2026 (b) (d)	170,000	165,584
4.19%, 5/4/2026 (b) (d)	100,000	97,230
TotalEnergies Capital SA (France)
4.34%, 9/5/2025 (b) (d)	181,000	180,913
4.26%, 10/7/2025 (b) (d)	75,000	74,682
4.39%, 10/10/2025 (b) (d)	212,000	210,996
Toyota Motor Credit Corp.
(SOFR + 0.29%), 4.65%, 9/2/2025 (a)	35,000	35,000
4.44%, 11/6/2025 (d)	63,000	62,492
UBS AG (Switzerland), 4.40%, 11/26/2025 (b) (d)	125,000	123,701
United Overseas Bank Ltd. (Singapore)
(SOFR + 0.19%), 4.55%, 9/2/2025 (a) (b)	47,000	47,000
(SOFR + 0.20%), 4.56%, 9/2/2025 (a) (b)	100,000	100,000
(SOFR + 0.20%), 4.56%, 9/2/2025 (a) (b)	55,000	55,000
Vanderbilt University (The), 4.38%, 11/3/2025 (d)	25,000	24,810
Versailles Commercial Paper LLC
4.43%, 9/4/2025 (d)	200,000	199,927
4.50%, 10/6/2025 (d)	100,000	99,572
Westpac Banking Corp. (Australia)
(SOFR + 0.23%), 4.57%, 9/2/2025 (a) (b)	70,000	70,000
(SOFR + 0.27%), 4.61%, 9/2/2025 (a) (b)	15,000	15,000
(SOFR + 0.27%), 4.61%, 9/2/2025 (a) (b)	25,000	25,000
(SOFR + 0.28%), 4.62%, 9/2/2025 (a) (b)	33,000	33,000
(SOFR + 0.31%), 4.65%, 9/2/2025 (a) (b)	54,000	54,000
4.06%, 9/26/2025 (b) (d)	41,000	40,885
4.32%, 2/4/2026 (b) (d)	35,000	34,357
4.31%, 6/5/2026 (b) (d)	99,000	95,820
4.24%, 7/2/2026 (b) (d)	121,000	116,801
Total Commercial Paper (Cost $32,210,108)		32,210,108
Certificates of Deposits — 18.4%
ABN AMRO Bank NV (Netherlands) , 4.41%, 12/8/2025 (d)	300,000	296,443
Banco Santander SA (Spain)
4.38%, 9/17/2025	100,000	100,000
4.40%, 10/1/2025	125,000	125,000
Bank of America NA
4.36%, 1/5/2026	230,000	230,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	33

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Certificates of Deposits — continued
4.26%, 4/23/2026	170,000	170,000
4.26%, 4/27/2026	35,000	35,000
4.20%, 5/28/2026	126,000	126,000
Bank of Montreal (Canada)
(SOFR + 0.35%), 4.69%, 9/2/2025 (a)	36,000	36,000
(SOFR + 0.38%), 4.72%, 9/2/2025 (a)	60,000	60,000
4.59%, 11/7/2025	162,000	162,000
4.42%, 5/21/2026	75,000	75,000
4.41%, 5/28/2026	39,000	39,000
Bank of Nova Scotia (The) (Canada) (SOFR + 0.31%), 4.65%, 9/2/2025 (a)	60,000	60,000
Barclays Bank plc (United Kingdom) , 4.48%, 11/14/2025	230,000	230,000
Canadian Imperial Bank of Commerce (Canada)
(SOFR + 0.30%), 4.64%, 9/2/2025 (a)	60,000	60,000
(SOFR + 0.35%), 4.69%, 9/2/2025 (a)	48,000	48,000
China Construction Bank Corp. (China)
4.38%, 9/2/2025	125,000	125,000
4.38%, 9/5/2025	150,000	150,000
4.51%, 9/12/2025	25,000	25,000
Commerzbank AG (Germany) , 4.34%, 9/2/2025	500,000	500,000
Cooperatieve Rabobank UA (Netherlands)
(SOFR + 0.23%), 4.57%, 9/2/2025 (a)	25,000	25,000
4.60%, 11/13/2025	20,000	20,000
4.38%, 2/4/2026 (d)	50,000	49,067
4.41%, 2/10/2026	40,000	40,000
4.40%, 3/10/2026	100,000	100,000
4.36%, 5/29/2026 (d)	100,000	96,827
Credit Agricole Corporate and Investment Bank (France)
4.35%, 9/4/2025	74,000	74,000
4.36%, 9/12/2025	220,000	220,000
4.39%, 9/17/2025	100,000	100,000
4.44%, 3/12/2026	260,000	260,000
4.35%, 4/8/2026	127,000	127,000
4.19%, 5/26/2026	152,000	152,000
Credit Agricole SA (France) , 4.44%, 11/10/2025	180,000	180,000
Credit Industriel et Commercial (France)
4.34%, 9/8/2025	63,000	63,000
4.26%, 9/11/2025 (d)	350,000	349,586
4.28%, 9/15/2025 (d)	300,000	299,501
4.45%, 10/23/2025 (d)	137,000	136,126
4.41%, 11/12/2025 (d)	164,000	162,567
4.45%, 12/10/2025	129,000	129,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposits — continued
4.33%, 1/2/2026	63,000	63,000
Deutsche Bank AG (Germany) (SOFR + 0.29%), 4.65%, 9/2/2025 (a)	50,000	50,015
DNB Bank ASA (Norway)
4.32%, 1/26/2026	200,000	200,000
4.35%, 3/12/2026 (d)	120,000	117,275
DZ Bank AG (Germany) , 4.48%, 9/15/2025	120,000	120,000
Industrial & Commercial Bank of China Ltd. (China)
4.51%, 9/2/2025	150,000	150,000
4.51%, 9/2/2025	250,000	250,000
4.51%, 9/2/2025	65,000	65,000
4.50%, 9/29/2025	126,000	126,000
KBC Bank NV (Belgium) , 4.43%, 9/22/2025	135,000	135,000
Kookmin Bank (South Korea) (SOFR + 0.33%), 4.67%, 9/2/2025 (a)	100,000	100,000
Landesbank Baden-Wurttemberg (Germany)
4.34%, 9/2/2025	1,000,000	1,000,000
4.34%, 9/3/2025	1,000,000	1,000,000
Mitsubishi UFJ Trust & Banking Corp.
4.35%, 9/2/2025	200,000	200,000
(SOFR + 0.18%), 4.52%, 9/2/2025 (a)	61,000	61,000
(SOFR + 0.22%), 4.56%, 9/2/2025 (a)	77,000	77,000
(SOFR + 0.24%), 4.58%, 9/2/2025 (a)	127,000	127,000
4.35%, 9/4/2025	250,000	250,000
4.37%, 9/5/2025	134,000	134,000
Mizuho Bank Ltd. (Japan)
(SOFR + 0.18%), 4.54%, 9/2/2025 (a)	147,000	147,000
(SOFR + 0.19%), 4.55%, 9/2/2025 (a)	75,000	75,000
(SOFR + 0.23%), 4.59%, 9/2/2025 (a)	50,000	50,000
(SOFR + 0.23%), 4.59%, 9/2/2025 (a)	191,500	191,500
(SOFR + 0.35%), 4.71%, 9/2/2025 (a)	139,000	139,000
4.36%, 9/4/2025	230,000	230,000
4.45%, 10/24/2025	128,000	128,000
4.47%, 12/11/2025	115,000	115,000
4.36%, 1/2/2026	250,000	250,000
4.36%, 1/5/2026	305,000	305,000
MUFG Bank Ltd. (Japan)
(SOFR + 0.16%), 4.52%, 9/2/2025 (a)	126,000	126,000
(SOFR + 0.19%), 4.55%, 9/2/2025 (a)	100,000	100,000
National Australia Bank Ltd. (Australia)
4.36%, 9/15/2025	200,000	200,000
4.33%, 10/27/2025 (d)	170,000	168,864
4.33%, 1/5/2026	230,000	230,000
4.40%, 2/5/2026	183,000	183,000
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Certificates of Deposits — continued
Nordea Bank Abp (Finland)
(SOFR + 0.15%), 4.49%, 9/2/2025 (a)	60,000	60,000
(SOFR + 0.26%), 4.60%, 9/2/2025 (a)	50,000	50,000
4.37%, 3/25/2026	100,000	100,000
Norinchukin Bank (The) (Japan)
4.36%, 9/3/2025	150,000	150,000
4.36%, 9/4/2025	140,000	140,000
Skandinaviska Enskilda Banken AB (Sweden)
4.54%, 11/10/2025	79,000	79,000
4.54%, 11/12/2025	18,000	18,000
4.32%, 12/29/2025	33,000	33,000
4.32%, 12/29/2025	88,000	88,000
4.55%, 2/18/2026	40,000	40,000
4.37%, 8/5/2026	35,000	35,000
Societe Generale SA (France) , 4.34%, 9/3/2025	262,500	262,500
Standard Chartered Bank (United Kingdom)
(SOFR + 0.27%), 4.61%, 9/2/2025 (a)	130,000	130,000
4.47%, 10/21/2025	100,000	100,000
State Street Bank & Trust Co. (SOFR + 0.27%), 4.63%, 9/2/2025 (a)	235,000	235,000
Sumitomo Mitsui Banking Corp. (Japan)
(SOFR + 0.18%), 4.52%, 9/2/2025 (a)	40,000	40,000
(SOFR + 0.18%), 4.52%, 9/2/2025 (a)	154,000	154,000
(SOFR + 0.19%), 4.53%, 9/2/2025 (a)	28,000	28,000
(SOFR + 0.24%), 4.58%, 9/2/2025 (a)	160,000	160,000
(SOFR + 0.24%), 4.58%, 9/2/2025 (a)	89,000	89,000
(SOFR + 0.24%), 4.58%, 9/2/2025 (a)	121,000	121,000
(SOFR + 0.35%), 4.69%, 9/2/2025 (a)	250,000	250,000
(SOFR + 0.35%), 4.69%, 9/2/2025 (a)	100,000	100,000
Sumitomo Mitsui Trust Bank Ltd. (Japan)
(SOFR + 0.16%), 4.50%, 9/2/2025 (a)	124,000	124,000
(SOFR + 0.18%), 4.52%, 9/2/2025 (a)	100,000	100,000
(SOFR + 0.24%), 4.58%, 9/2/2025 (a)	120,000	120,000
Svenska Handelsbanken AB (Sweden)
(SOFR + 0.20%), 4.54%, 9/2/2025 (a)	100,000	100,000
4.36%, 4/16/2026	55,000	55,002
Swedbank AB (Sweden) (SOFR + 0.21%), 4.57%, 9/2/2025 (a)	69,000	69,000
Wells Fargo Bank NA (SOFR + 0.31%), 4.65%, 9/2/2025 (a)	100,000	100,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposits — continued
Westpac Banking Corp. (Australia)
(SOFR + 0.27%), 4.61%, 9/2/2025 (a)	85,000	85,000
(SOFR + 0.28%), 4.62%, 9/2/2025 (a)	48,000	48,000
Total Certificates of Deposit (Cost $15,363,273)		15,363,273
Time Deposits — 17.8%
Agricultural Bank of China Ltd.
4.38%, 9/3/2025	175,000	175,000
4.38%, 9/5/2025	150,000	150,000
Australia & New Zealand Banking Group Ltd.
4.35%, 9/2/2025	50,000	50,000
4.35%, 9/3/2025	900,000	900,000
4.35%, 9/3/2025	350,000	350,000
4.35%, 9/4/2025	250,000	250,000
Canadian Imperial Bank of Commerce 4.33%, 9/2/2025	335,000	335,000
China Construction Bank Corp. 4.35%, 9/2/2025	490,000	490,000
Credit Agricole Corporate and Investment Bank 4.32%, 9/2/2025	250,000	250,000
DBS Bank Ltd.
4.35%, 9/3/2025	150,000	150,000
4.35%, 9/3/2025	125,000	125,000
4.35%, 9/4/2025	200,000	200,000
4.35%, 9/4/2025	100,000	100,000
4.35%, 9/5/2025	100,000	100,000
Erste Group Bank AG 4.33%, 9/2/2025	1,000,000	1,000,000
First Abu Dhabi Bank USA NV 4.33%, 9/2/2025	1,000,000	1,000,000
Industrial & Commercial Bank of China Ltd. 4.35%, 9/2/2025	950,000	950,000
ING Bank NV (Netherlands)
4.35%, 9/2/2025	450,000	450,000
4.35%, 9/3/2025	450,000	450,000
4.35%, 9/4/2025	350,000	350,000
KBC Bank NV 4.34%, 9/2/2025	300,000	300,000
Landesbank Hessen-Thueringen Girozentrale
4.34%, 9/2/2025	50,000	50,000
4.34%, 9/3/2025	300,000	300,000
Mizuho Bank Ltd.
4.33%, 9/2/2025	165,000	165,000
4.34%, 9/2/2025	800,000	800,000
National Bank of Canada (Canada)
4.37%, 9/2/2025 (c)	150,000	150,000
4.37%, 9/2/2025 (c)	125,000	125,000
4.34%, 9/5/2025	500,000	500,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	35

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Time Deposits — continued
NRW Bank
4.34%, 9/2/2025	250,000	250,000
4.34%, 9/3/2025	300,000	300,000
4.34%, 9/4/2025	750,000	750,000
Royal Bank of Canada
4.33%, 9/2/2025	625,000	625,000
4.34%, 9/3/2025	700,000	700,000
Skandinaviska Enskilda Banken AB
4.33%, 9/2/2025	1,000,000	1,000,000
4.34%, 9/2/2025	325,000	325,000
4.34%, 9/4/2025	625,000	625,000
Total Time Deposits (Cost $14,790,000)		14,790,000
U.S. Treasury Obligations — 1.4%
U.S. Treasury Bills
4.10%, 10/2/2025 (d)	435,000	433,470
4.02%, 10/9/2025 (d)	488,000	485,939
3.96%, 4/16/2026 (d)	255,000	248,781
Total U.S. Treasury Obligations (Cost $1,168,190)		1,168,190
Total Short Term Investments (Cost $63,531,571)		63,531,571
Total Investments — 97.5% (Cost $81,232,826) *		81,232,826
Other Assets in Excess of Liabilities — 2.5%		2,065,903
NET ASSETS — 100.0%		83,298,729

Percentages indicated are based on net assets.

Abbreviations
COLL	Collateral
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
OBFR	Overnight Bank Funding Rate
PJSC	Public Joint Stock Company
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
^^
Certain securities are perpetual and thus, do not have
predetermined maturity dates. The coupon rates for
these securities are fixed for a period of time and may
be structured to adjust thereafter. The coupon rates
shown are the rates in effect as of August 31, 2025.

(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2025.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2025.

(d)	The rate shown is the effective yield as of August 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Money Market Funds	August 31, 2025

JPMorgan Securities Lending Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 74.8%
Agency Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 4.34%, dated 8/29/2025, due 9/2/2025, repurchase price $150,072. (a)	150,000	150,000
Agency Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, 4.34%, dated 8/29/2025, due 9/2/2025, repurchase price $196,390. (a)	196,295	196,295
Agency Joint Trading Account III, J.P. Morgan Investment Management Inc., as agent, 4.34%, dated 8/29/2025, due 9/2/2025, repurchase price $110,053. (a)	110,000	110,000
Banco Santander SA, 4.34%, dated 8/29/2025, due 9/2/2025, repurchase price $50,024, collateralized by FHLMC, 2.50% - 6.00%, due 2/25/2052 - 11/1/2053, with a value of $51,035.	50,000	50,000
Canadian Imperial Bank of Commerce, 4.33%, dated 8/29/2025, due 9/2/2025, repurchase price $50,024, collateralized by U.S. Treasury Securities, 1.75% - 4.63%, due 7/15/2027 - 2/15/2035, with a value of $51,025.	50,000	50,000
Citigroup Global Markets Holdings, Inc., 4.34%, dated 8/29/2025, due 9/2/2025, repurchase price $125,060, collateralized by GNMA, 4.75%, due 1/15/2060 and U.S. Treasury Securities, 1.38% - 6.75%, due 7/31/2026 - 9/15/2026, with a value of $127,500.	125,000	125,000
Credit Agricole Corporate and Investment Bank, 4.34%, dated 8/29/2025, due 9/2/2025, repurchase price $100,048, collateralized by U.S. Treasury Securities, 4.00%, due 6/30/2032, with a value of $102,000.	100,000	100,000
Fixed Income Clearing Corp., 4.33%, dated 8/29/2025, due 9/2/2025, repurchase price $150,072, collateralized by U.S. Treasury Securities, 4.63%, due 5/31/2031, with a value of $153,000.	150,000	150,000
HSBC Securities USA, Inc., 4.34%, dated 8/29/2025, due 9/2/2025, repurchase price $100,049, collateralized by FHLMC, 4.00% - 6.00%, due 8/1/2048 - 7/1/2053 and FNMA, 4.00% - 6.00%, due 11/1/2047 - 10/1/2053, with a value of $102,049.	100,000	100,000
ING Financial Markets LLC, 4.34%, dated 8/29/2025, due 9/2/2025, repurchase price $125,060, collateralized by FHLMC, 5.50% - 6.00%, due 8/1/2053 - 4/1/2055 and FNMA, 4.50%, due 7/1/2052, with a value of $127,561.	125,000	125,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Societe Generale SA, 4.33%, dated 8/29/2025, due 9/2/2025, repurchase price $50,024, collateralized by U.S. Treasury Securities, 3.88%, due 2/15/2043, with a value of $51,000.	50,000	50,000
Treasury Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, 4.33%, dated 8/29/2025, due 9/2/2025, repurchase price $75,036. (a)	75,000	75,000
Total Repurchase Agreements (Cost $1,281,295)		1,281,295
U.S. Government Agency Securities — 18.5%
FFCB
DN, 4.28%, 9/18/2025 (b)	10,000	9,980
DN, 4.28%, 9/23/2025 (b)	5,000	4,987
DN, 4.28%, 9/26/2025 (b)	5,000	4,985
DN, 4.26%, 9/29/2025 (b)	10,000	9,967
DN, 4.26%, 10/2/2025 (b)	10,000	9,963
DN, 4.24%, 10/22/2025 (b)	10,000	9,940
DN, 4.21%, 10/23/2025 (b)	10,000	9,940
DN, 4.28%, 11/4/2025 (b)	5,000	4,962
DN, 4.28%, 11/7/2025 (b)	10,000	9,921
DN, 4.29%, 11/19/2025 (b)	10,000	9,907
DN, 4.19%, 12/10/2025 (b)	5,000	4,942
DN, 4.17%, 12/15/2025 (b)	5,000	4,940
DN, 4.26%, 12/22/2025 (b)	5,000	4,935
DN, 4.12%, 1/23/2026 (b)	10,000	9,838
FFCB Funding Corp.
(SOFR + 0.02%), 4.36%, 9/2/2025 (c)	5,000	5,000
(SOFR + 0.04%), 4.38%, 9/2/2025 (c)	10,000	10,000
(SOFR + 0.04%), 4.38%, 9/2/2025 (c)	10,000	10,000
(SOFR + 0.04%), 4.38%, 9/2/2025 (c)	10,000	10,000
(SOFR + 0.05%), 4.39%, 9/2/2025 (c)	10,000	10,000
(US Federal Funds Effective Rate (continuous series) + 0.07%), 4.39%, 9/2/2025 (c)	10,000	10,000
(SOFR + 0.08%), 4.42%, 9/2/2025 (c)	5,000	5,000
(SOFR + 0.09%), 4.43%, 9/2/2025 (c)	5,000	5,000
(SOFR + 0.09%), 4.43%, 9/2/2025 (c)	10,000	10,000
(SOFR + 0.09%), 4.43%, 9/2/2025 (c)	10,000	10,000
(SOFR + 0.11%), 4.44%, 9/2/2025 (c)	10,000	10,000
(SOFR + 0.12%), 4.46%, 9/2/2025 (c)	5,000	5,000
(SOFR + 0.13%), 4.47%, 9/2/2025 (c)	5,000	5,000
(SOFR + 0.14%), 4.48%, 9/2/2025 (c)	5,000	5,000
(SOFR + 0.14%), 4.48%, 9/2/2025 (c)	5,000	5,000
(SOFR + 0.08%), 4.48%, 9/2/2025 (c)	10,000	10,000
(SOFR + 0.14%), 4.50%, 9/2/2025 (c)	5,000	5,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	37

JPMorgan Securities Lending Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — continued
(SOFR + 0.33%), 4.67%, 9/2/2025 (c)	1,500	1,501
FHLB
(SOFR + 0.08%), 4.42%, 9/2/2025 (c)	10,000	10,000
(SOFR + 0.11%), 4.45%, 9/2/2025 (c)	10,000	10,000
(SOFR + 0.13%), 4.47%, 9/2/2025 (c)	10,000	10,001
(SOFR + 0.14%), 4.48%, 9/2/2025 (c)	5,000	5,000
DN, 4.28%, 9/10/2025 (b)	10,000	9,989
DN, 4.24%, 10/7/2025 (b)	19,480	19,398
FHLMC, 4.48%, 9/2/2025 (c)	8,000	8,000
FNMA, 4.48%, 9/2/2025 (c)	4,000	4,000
Total U.S. Government Agency Securities (Cost $317,096)		317,096
U.S. Treasury Obligations — 3.5%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + 0.10%), 4.24%, 9/2/2025 (c)	10,000	9,999
(US Treasury 3 Month Bill Money Market Yield + 0.16%), 4.30%, 9/2/2025 (c)	15,000	15,002
(US Treasury 3 Month Bill Money Market Yield + 0.16%), 4.30%, 9/2/2025 (c)	10,000	9,996
(US Treasury 3 Month Bill Money Market Yield + 0.18%), 4.33%, 9/2/2025 (c)	17,000	16,993
(US Treasury 3 Month Bill Money Market Yield + 0.21%), 4.35%, 9/2/2025 (c)	8,000	8,000
Total U.S. Treasury Obligations (Cost $59,990)		59,990
Short Term Investments — 4.0%
U.S. Treasury Obligations — 4.0%
U.S. Treasury Bills
4.26%, 10/21/2025 (b)	10,000	9,941
4.22%, 11/28/2025 (b)	9,000	8,908
4.19%, 12/4/2025 (b)	5,000	4,946
4.21%, 12/18/2025 (b)	10,000	9,875
4.17%, 12/26/2025 (b)	5,000	4,934
4.17%, 1/2/2026 (b)	10,000	9,860
4.19%, 1/15/2026 (b)	5,000	4,922
3.91%, 4/16/2026 (b)	5,000	4,880
4.04%, 5/14/2026 (b)	5,000	4,861
4.06%, 7/9/2026 (b)	5,000	4,830
Total U.S. Treasury Obligations (Cost $67,957)		67,957
Total Short Term Investments (Cost $67,957)		67,957
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Total Investments — 100.8% (Cost $1,726,338) *		1,726,338
Liabilities in Excess of Other Assets — (0.8)%		(13,551)
NET ASSETS — 100.0%		1,712,787

Percentages indicated are based on net assets.

Abbreviations
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
SOFR	Secured Overnight Financing Rate

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Agency Joint Trading Account I, II, III and Treasury
Joint Trading Account II - At August 31, 2025, the
Fund had proportionate interests in the Agency Joint
Trading Account I, II, III and Treasury Joint Trading
Account II with a maturity date of September 2, 2025,
as follows for JPMorgan Securities Lending Money
Market Fund (amounts in thousands):

	Principal Amount	Repurchase Price	Collateral Value Allocation
Agency Joint Trading Account I	$150,000	$150,072	$154,642
Agency Joint Trading Account II	196,295	196,390	200,221
Agency Joint Trading Account III	110,000	110,053	112,296
Treasury Joint Trading Account II	75,000	75,036	76,500

Repurchase Agreements - At August 31, 2025, the Principal Amounts of the
Fund's interests in the Agency Joint Trading Account I, II, III and Treasury Joint
Trading Account II were as follows (amounts in thousands):

Counterparty	Interest Rate	Securities Lending Money Market Fund
Agency Joint Trading Account I
TD Securities USA LLC	4.34%	$150,000
Agency Joint Trading Account II
BofA Securities, Inc.	4.34%	196,295
Agency Joint Trading Account III
BNP Paribas SA	4.34%	110,000
Treasury Joint Trading Account II
Credit Agricole Corporate and Investment Bank	4.33%	75,000

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Money Market Funds	August 31, 2025

At August 31, 2025, the Agency Joint Trading Account I, II, III and Treasury Joint Trading Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Agency Joint Trading Account I
FHLMC	3.50%-6.50%	1/25/2029-7/1/2055
GNMA	3.00%-6.00%	12/20/2040-11/20/2054
U.S. Treasury Securities	0.00%	10/7/2025
Agency Joint Trading Account II
FHLMC	1.50%-7.00%	2/1/2026-9/1/2055
FNMA	1.50%-7.00%	9/1/2035-3/1/2061
Agency Joint Trading Account III
FHLMC	2.00%-6.50%	4/25/2026-9/1/2055
FNMA	1.58%-7.50%	6/25/2026-8/1/2055
Treasury Joint Trading Account II
U.S. Treasury Securities	0.00%-4.88%	11/15/2025-2/15/2055

(b)	The rate shown is the effective yield as of August 31, 2025.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	39

JPMorgan U.S. Government Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 33.9%
Agency Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 4.34%, dated 8/29/2025, due 9/2/2025, repurchase price $650,313. (a)	650,000	650,000
Agency Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, 4.34%, dated 8/29/2025, due 9/2/2025, repurchase price $1,180,026. (a)	1,179,457	1,179,457
Agency Joint Trading Account III, J.P. Morgan Investment Management Inc., as agent, 4.34%, dated 8/29/2025, due 9/2/2025, repurchase price $90,261. (a)	90,217	90,217
Banco Santander SA, 4.33%, dated 8/29/2025, due 9/2/2025, repurchase price $750,361, collateralized by U.S. Treasury Securities, 0.13% - 4.75%, due 7/15/2026 - 2/15/2054, with a value of $765,368.	750,000	750,000
Banco Santander SA, 4.34%, dated 8/29/2025, due 9/2/2025, repurchase price $1,200,579, collateralized by FHLMC, 2.00% - 6.00%, due 7/1/2028 - 5/1/2054, FNMA, 2.00% - 5.50%, due 6/1/2043 - 8/1/2056, GNMA, 2.00% - 7.00%, due 5/20/2029 - 11/15/2066 and U.S. Treasury Securities, 0.00%, due 10/2/2025 - 12/11/2025, with a value of $1,224,718.	1,200,000	1,200,000
Bank of America NA, 4.34%, dated 8/29/2025, due 9/2/2025, repurchase price $1,200,579, collateralized by FHLMC, 3.00% - 4.00%, due 2/1/2042 - 8/1/2048 and FNMA, 2.00% - 4.50%, due 12/1/2041 - 12/1/2050, with a value of $1,224,000.	1,200,000	1,200,000
Bank of Montreal, 4.35%, dated 8/29/2025, due 9/4/2025, repurchase price $1,401,015, collateralized by FHLMC, 2.00% - 7.50%, due 12/1/2031 - 9/25/2055, FNMA, 2.00% - 7.50%, due 3/1/2032 - 9/25/2055 and GNMA, 2.00% - 4.50%, due 8/20/2040 - 4/20/2052, with a value of $1,432,532.	1,400,000	1,400,000
BMO Capital Markets Corp., 4.34%, dated 8/29/2025, due 9/2/2025, repurchase price $750,362, collateralized by FHLMC, 1.50% - 6.50%, due 5/15/2027 - 1/25/2055, FNMA, 5.36%, due 4/25/2032, GNMA, 3.50% - 5.60%, due 6/20/2048 - 9/16/2067 and U.S. Treasury Securities, 0.25% - 5.00%, due 8/31/2025 - 8/15/2035, with a value of $766,720.	750,000	750,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BNP Paribas SA, 4.33%, dated 8/29/2025, due 9/5/2025, repurchase price $2,001,684, collateralized by FFCB, 1.73% - 3.70%, due 9/10/2035 - 3/24/2042, FHLMC, 2.00% - 7.00%, due 7/25/2026 - 9/1/2055, FNMA, 0.00% - 7.58%, due 9/25/2026 - 9/1/2055, GNMA, 0.13% - 7.50%, due 8/20/2035 - 4/20/2065 and U.S. Treasury Securities, 3.88%, due 3/31/2027, with a value of $2,072,293.	2,000,000	2,000,000
BNP Paribas SA, 4.35%, dated 8/29/2025, due 9/5/2025, repurchase price $1,601,353, collateralized by U.S. Treasury Securities, 0.00% - 6.13%, due 11/6/2025 - 2/15/2050, with a value of $1,650,144.	1,600,000	1,600,000
BNP Paribas SA, 4.36%, dated 8/29/2025, due 9/5/2025, repurchase price $750,636, collateralized by U.S. Treasury Securities, 0.25% - 6.00%, due 8/31/2025 - 6/30/2028, with a value of $776,398.	750,000	750,000
BNP Paribas SA, 4.37%, dated 8/29/2025, due 9/5/2025, repurchase price $1,000,850, collateralized by FFCB, 2.31% - 3.70%, due 7/14/2036 - 3/24/2042, FHLMC, 1.00% - 7.52%, due 4/25/2026 - 9/1/2055, FNMA, 1.53% - 8.00%, due 1/1/2026 - 9/1/2055, GNMA, 1.50% - 7.00%, due 1/20/2032 - 4/20/2065 and U.S. Treasury Securities, 0.00%, due 8/15/2038 - 11/15/2051, with a value of $1,037,038.	1,000,000	1,000,000
BNP Paribas SA, 4.37%, dated 8/29/2025, due 9/5/2025, repurchase price $2,001,699, collateralized by FHLMC, 1.00% - 7.50%, due 9/25/2025 - 9/1/2055, FNMA, 1.75% - 7.50%, due 4/1/2028 - 8/1/2055 and GNMA, 2.00% - 7.50%, due 5/20/2031 - 8/20/2055, with a value of $2,073,365.	2,000,000	2,000,000
BNP Paribas SA, 4.44%, dated 8/29/2025, due 9/5/2025, repurchase price $1,501,295, collateralized by U.S. Treasury Securities, 0.00% - 6.00%, due 8/31/2025 - 2/15/2055, with a value of $1,597,668.	1,500,000	1,500,000
BNP Paribas SA, 4.44%, dated 8/29/2025, due 9/5/2025, repurchase price $1,501,295, collateralized by U.S. Treasury Securities, 0.00% - 5.00%, due 8/31/2025 - 5/15/2053, with a value of $1,597,479.	1,500,000	1,500,000
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
BofA Securities, Inc., 4.32%, dated 8/29/2025, due 9/2/2025, repurchase price $250,120, collateralized by U.S. Treasury Securities, 0.00% - 6.38%, due 8/15/2027 - 2/15/2052, with a value of $255,000.	250,000	250,000
BofA Securities, Inc., 4.37%, dated 8/29/2025, due 9/5/2025, repurchase price $500,425, collateralized by FHLMC, 2.50% - 7.00%, due 5/1/2027 - 8/1/2055, FNMA, 1.50% - 7.00%, due 10/1/2033 - 7/1/2055 and GNMA, 3.00%, due 7/20/2047, with a value of $510,256.	500,000	500,000
BofA Securities, Inc., 4.38%, dated 8/29/2025, due 9/5/2025, repurchase price $1,501,278, collateralized by FHLMC, 1.50% - 7.00%, due 7/15/2033 - 10/25/2063, FNMA, 1.50% - 7.00%, due 6/1/2027 - 8/1/2055 and GNMA, 3.30% - 6.66%, due 8/16/2039 - 12/20/2065, with a value of $1,530,670.	1,500,000	1,500,000
BofA Securities, Inc., 4.45%, dated 8/29/2025, due 9/5/2025, repurchase price $500,433, collateralized by FHLMC, 2.00% - 7.50%, due 7/15/2027 - 10/25/2059, FNMA, 2.00% - 7.00%, due 9/1/2029 - 8/1/2055 and GNMA, 2.00% - 5.50%, due 10/20/2033 - 9/20/2066, with a value of $510,702.	500,000	500,000
Canadian Imperial Bank of Commerce, 4.33%, dated 8/29/2025, due 9/2/2025, repurchase price $450,217, collateralized by U.S. Treasury Securities, 0.00% - 4.63%, due 9/18/2025 - 5/15/2054, with a value of $459,221.	450,000	450,000
Citigroup Global Markets Holdings, Inc., 4.34%, dated 8/29/2025, due 9/2/2025, repurchase price $2,376,145, collateralized by FNMA, 0.00%, due 7/15/2037, GNMA, 3.00% - 6.00%, due 6/20/2028 - 10/20/2049, Tennessee Valley Authority, 0.00%, due 9/15/2036 - 9/15/2065 and U.S. Treasury Securities, 0.00% - 4.88%, due 5/31/2026 - 8/15/2055, with a value of $2,422,565.	2,375,000	2,375,000
Citigroup Global Markets Holdings, Inc., 4.33%, dated 8/29/2025, due 9/5/2025, repurchase price $1,501,263, collateralized by GNMA, 4.75%, due 1/15/2060 and U.S. Treasury Securities, 0.13% - 6.75%, due 8/15/2026 - 11/15/2026, with a value of $1,530,000.	1,500,000	1,500,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Citigroup Global Markets Holdings, Inc., 4.38%, dated 8/29/2025, due 10/3/2025, repurchase price $2,008,517, collateralized by FHLMC, 2.00% - 6.00%, due 4/1/2026 - 5/25/2052, FNMA, 2.60% - 4.88%, due 12/1/2025 - 9/1/2028 and GNMA, 1.75% - 7.50%, due 11/16/2051 - 4/20/2072, with a value of $2,056,427.	2,000,000	2,000,000
Citigroup Global Markets Holdings, Inc., 4.38%, dated 8/29/2025, due 10/15/2025, repurchase price $3,017,155, collateralized by FHLMC, 2.00% - 7.50%, due 7/1/2045 - 6/1/2054, FNMA, 2.00% - 7.27%, due 7/1/2045 - 6/1/2054 and GNMA, 2.50% - 7.50%, due 2/20/2051 - 8/20/2055, with a value of $3,060,000.	3,000,000	3,000,000
Citigroup Global Markets Holdings, Inc., 4.39%, dated 8/29/2025, due 10/16/2025, repurchase price $2,011,693, collateralized by FHLMC, 1.00% - 14.27%, due 6/15/2027 - 11/25/2061, FNMA, 1.25% - 15.06%, due 5/25/2026 - 1/25/2057 and GNMA, 2.25% - 5.91%, due 6/20/2041 - 8/20/2065, with a value of $2,058,177.	2,000,000	2,000,000
Citigroup Global Markets Holdings, Inc., 4.46%, dated 8/29/2025, due 11/3/2025, repurchase price $3,528,618, collateralized by FHLMC, 1.50% - 8.50%, due 9/1/2028 - 7/1/2045 and FNMA, 1.41% - 7.35%, due 8/1/2028 - 7/1/2045, with a value of $3,570,001.	3,500,000	3,500,000
Credit Agricole Corporate and Investment Bank, 4.34%, dated 8/29/2025, due 9/2/2025, repurchase price $300,145, collateralized by FHLMC, 3.50% - 5.70%, due 3/15/2033 - 10/25/2054, FNMA, 1.25% - 5.70%, due 12/25/2030 - 8/25/2055 and GNMA, 5.45%, due 10/20/2054, with a value of $309,000.	300,000	300,000
Credit Agricole Corporate and Investment Bank, 4.35%, dated 8/29/2025, due 9/5/2025, repurchase price $750,634, collateralized by U.S. Treasury Securities, 0.75% - 4.00%, due 3/31/2026 - 4/30/2032, with a value of $765,000.	750,000	750,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	41

JPMorgan U.S. Government Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Daiwa Capital Markets America, Inc., 4.34%, dated 8/29/2025, due 9/2/2025, repurchase price $3,001,447, collateralized by FHLMC, 2.00% - 7.50%, due 11/1/2033 - 8/25/2055, FNMA, 1.50% - 8.00%, due 9/1/2027 - 8/1/2055, GNMA, 1.50% - 7.50%, due 9/20/2041 - 8/20/2065 and U.S. Treasury Securities, 0.88% - 1.25%, due 9/30/2026 - 4/30/2028, with a value of $3,068,878.	3,000,000	3,000,000
Deutsche Bank Securities, Inc., 4.33%, dated 8/29/2025, due 9/2/2025, repurchase price $2,751,323, collateralized by U.S. Treasury Securities, 0.00% - 2.38%, due 1/15/2026 - 7/15/2035, with a value of $2,805,000.	2,750,000	2,750,000
Fixed Income Clearing Corp., 4.33%, dated 8/29/2025, due 9/2/2025, repurchase price $500,241, collateralized by U.S. Treasury Securities, 4.13%, due 7/31/2031, with a value of $510,000.	500,000	500,000
Goldman Sachs & Co. LLC, 4.34%, dated 8/29/2025, due 9/2/2025, repurchase price $8,754,219, collateralized by FHLMC, 1.50% - 7.00%, due 2/1/2027 - 8/1/2055, FNMA, 1.50% - 7.00%, due 1/1/2032 - 8/1/2056, GNMA, 1.25% - 7.00%, due 3/20/2027 - 7/15/2066 and U.S. Treasury Securities, 0.00% - 5.00%, due 11/15/2025 - 11/15/2052, with a value of $8,926,658.	8,750,000	8,750,000
Goldman Sachs & Co. LLC, 4.39%, dated 8/29/2025, due 9/2/2025, repurchase price $2,251,098, collateralized by FHLMC, 2.00% - 6.50%, due 1/1/2030 - 3/1/2055, FNMA, 1.50% - 7.00%, due 12/1/2029 - 7/1/2055 and GNMA, 1.50% - 6.52%, due 8/20/2035 - 12/15/2064, with a value of $2,297,074.	2,250,000	2,250,000
Goldman Sachs & Co. LLC, 4.35%, dated 8/29/2025, due 9/5/2025, repurchase price $500,423, collateralized by U.S. Treasury Securities, 0.00% - 2.25%, due 4/15/2027 - 2/15/2052, with a value of $510,000.	500,000	500,000
Goldman Sachs & Co. LLC, 4.35%, dated 8/29/2025, due 9/5/2025, repurchase price $2,752,326, collateralized by U.S. Treasury Securities, 0.00% - 4.25%, due 6/30/2031 - 8/15/2050, with a value of $2,805,000.	2,750,000	2,750,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Goldman Sachs & Co. LLC, 4.35%, dated 8/29/2025, due 9/5/2025, repurchase price $3,002,537, collateralized by FHLMC, 1.50% - 6.50%, due 10/1/2031 - 8/1/2055, FNMA, 1.50% - 6.50%, due 11/1/2029 - 7/1/2055 and GNMA, 2.00% - 6.50%, due 7/15/2027 - 6/15/2064, with a value of $3,061,648.	3,000,000	3,000,000
Goldman Sachs & Co. LLC, 4.36%, dated 8/29/2025, due 9/5/2025, repurchase price $1,000,848, collateralized by FHLMC, 2.00% - 6.50%, due 4/1/2037 - 6/1/2055, FNMA, 1.50% - 6.50%, due 2/1/2032 - 3/1/2060 and GNMA, 2.00% - 8.20%, due 1/20/2034 - 6/16/2066, with a value of $1,024,977.	1,000,000	1,000,000
Goldman Sachs & Co. LLC, 4.50%, dated 8/29/2025, due 10/15/2025, repurchase price $1,508,812, collateralized by FHLMC, 1.00% - 10.59%, due 1/25/2027 - 9/25/2055, FNMA, 0.13% - 6.00%, due 11/25/2031 - 6/25/2057 and GNMA, 3.50% - 5.74%, due 8/20/2036 - 8/20/2055, with a value of $1,545,000.	1,500,000	1,500,000
ING Financial Markets LLC, 4.34%, dated 8/29/2025, due 9/2/2025, repurchase price $275,133, collateralized by FNMA, 3.50% - 6.50%, due 4/1/2052 - 9/1/2057, with a value of $280,635.	275,000	275,000
Metropolitan Life Insurance Co., 4.33%, dated 8/29/2025, due 9/2/2025, repurchase price $1,000,481, collateralized by U.S. Treasury Securities, 0.00% - 3.50%, due 1/31/2028 - 8/15/2051, with a value of $1,020,123.	1,000,000	1,000,000
Mitsubishi UFJ Trust & Banking Corp., 4.38%, dated 8/29/2025, due 9/2/2025, repurchase price $500,243, collateralized by GNMA, 3.00% - 6.00%, due 8/15/2038 - 6/20/2055, with a value of $510,248.	500,000	500,000
Natixis SA, 4.33%, dated 8/29/2025, due 9/2/2025, repurchase price $750,361, collateralized by U.S. Treasury Securities, 0.00% - 4.88%, due 9/4/2025 - 11/15/2054, with a value of $765,368.	750,000	750,000
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Natixis SA, 4.36%, dated 8/29/2025, due 9/5/2025, repurchase price $2,001,696, collateralized by FHLB, 4.08%, due 5/25/2033, FHLMC, 2.00% - 7.00%, due 7/1/2029 - 8/1/2055, FNMA, 1.27% - 7.00%, due 7/1/2028 - 8/1/2055, GNMA, 2.00% - 6.50%, due 11/20/2033 - 4/20/2075 and U.S. Treasury Securities, 0.00% - 4.88%, due 1/31/2026 - 8/15/2055, with a value of $2,055,614.	2,000,000	2,000,000
Natixis SA, 4.36%, dated 8/29/2025, due 9/5/2025, repurchase price $2,001,696, collateralized by FFCB, 1.73% - 1.95%, due 9/10/2035 - 8/13/2040, FHLB, 4.10% - 4.15%, due 10/24/2033 - 6/1/2038, FHLMC, 2.00% - 7.00%, due 7/1/2029 - 8/1/2055, FNMA, 1.27% - 7.00%, due 7/1/2028 - 8/1/2055, Tennessee Valley Authority, 0.00%, due 1/15/2038 - 9/15/2065 and U.S. Treasury Securities, 0.00% - 6.50%, due 9/11/2025 - 8/15/2055, with a value of $2,052,106.	2,000,000	2,000,000
Norinchukin Bank (The), 4.38%, dated 8/29/2025, due 9/3/2025, repurchase price $300,183, collateralized by U.S. Treasury Securities, 4.13%, due 11/30/2031, with a value of $306,000.	300,000	300,000
Prudential Insurance Co. of America (The), 4.33%, dated 8/29/2025, due 9/2/2025, repurchase price $800,385, collateralized by U.S. Treasury Securities, 0.00% - 4.75%, due 7/31/2026 - 11/15/2054, with a value of $816,098.	800,000	800,000
Prudential Legacy Insurance Co. of New Jersey, 4.33%, dated 8/29/2025, due 9/2/2025, repurchase price $550,265, collateralized by U.S. Treasury Securities, 0.00% - 4.75%, due 3/31/2029 - 11/15/2054, with a value of $561,067.	550,000	550,000
RBC Capital Markets LLC, 4.35%, dated 8/29/2025, due 9/5/2025, repurchase price $3,603,045, collateralized by FFCB, 1.00% - 5.63%, due 8/14/2026 - 3/12/2040, FHLB, 1.42% - 6.00%, due 6/9/2027 - 11/25/2044, FHLMC, 0.75% - 8.00%, due 9/15/2025 - 2/1/2055, FNMA, 1.00% - 6.50%, due 11/1/2025 - 12/1/2054, GNMA, 0.75% - 8.00%, due 9/20/2026 - 3/20/2064 and U.S. Treasury Securities, 0.00% - 4.63%, due 10/15/2025 - 2/15/2055, with a value of $3,694,010.	3,600,000	3,600,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Royal Bank of Canada, 4.11%, dated 8/29/2025, due 9/5/2025, repurchase price $1,000,799, collateralized by FHLMC, 2.00% - 7.50%, due 10/1/2029 - 7/25/2055, FNMA, 0.50% - 6.50%, due 2/25/2026 - 3/1/2062 and U.S. Treasury Securities, 4.39%, due 1/31/2026, with a value of $1,037,619.	1,000,000	1,000,000
Royal Bank of Canada, 4.25%, dated 8/29/2025, due 9/5/2025, repurchase price $1,000,826, collateralized by FHLMC, 2.00% - 6.00%, due 1/1/2032 - 4/1/2055, FNMA, 1.50% - 7.50%, due 2/1/2027 - 8/1/2055 and U.S. Treasury Securities, 0.25% - 4.50%, due 1/31/2026 - 2/15/2045, with a value of $1,031,052.	1,000,000	1,000,000
Royal Bank of Canada, 4.28%, dated 8/29/2025, due 9/5/2025, repurchase price $2,001,664, collateralized by FHLMC, 2.00% - 3.50%, due 12/1/2051 - 6/1/2052, FNMA, 7.50%, due 12/1/2053 and U.S. Treasury Securities, 0.38% - 4.25%, due 4/30/2027 - 11/15/2034, with a value of $2,058,190.	2,000,000	2,000,000
Royal Bank of Canada, 4.33%, dated 8/29/2025, due 9/5/2025, repurchase price $2,001,684, collateralized by FHLMC, 2.00% - 7.00%, due 3/1/2033 - 8/1/2055, FNMA, 1.50% - 7.00%, due 2/1/2027 - 3/1/2062 and U.S. Treasury Securities, 0.13% - 2.38%, due 1/15/2027 - 2/15/2055, with a value of $2,055,900.	2,000,000	2,000,000
Societe Generale SA, 4.38%, dated 8/29/2025, due 9/2/2025, repurchase price $2,000,973, collateralized by U.S. Treasury Securities, 0.13% - 4.63%, due 11/15/2025 - 2/15/2055, with a value of $2,040,000.	2,000,000	2,000,000
Societe Generale SA, 4.38%, dated 8/29/2025, due 9/3/2025, repurchase price $2,501,521, collateralized by FFCB, 4.53%, due 2/25/2030, FHLMC, 1.50% - 7.00%, due 6/1/2029 - 9/1/2055, FNMA, 2.00% - 7.00%, due 11/1/2026 - 7/1/2055 and GNMA, 1.50% - 7.50%, due 1/20/2026 - 7/20/2075, with a value of $2,550,023.	2,500,000	2,500,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	43

JPMorgan U.S. Government Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Societe Generale SA, 4.35%, dated 8/29/2025, due 9/4/2025, repurchase price $400,290, collateralized by U.S. Treasury Securities, 3.00% - 4.25%, due 8/15/2044 - 8/15/2054, with a value of $408,000.	400,000	400,000
Sumitomo Mitsui Banking Corp., 4.33%, dated 8/29/2025, due 9/2/2025, repurchase price $700,337, collateralized by U.S. Treasury Securities, 0.50% - 4.63%, due 9/30/2025 - 2/15/2033, with a value of $714,344.	700,000	700,000
The Northwestern Mutual Life Insurance Co., 4.34%, dated 8/29/2025, due 9/2/2025, repurchase price $1,500,723, collateralized by FHLMC, 2.00% - 6.00%, due 9/1/2042 - 9/1/2053, FNMA, 0.00% - 6.50%, due 12/1/2039 - 8/1/2053 and GNMA, 4.50%, due 9/20/2052, with a value of $1,530,184.	1,500,000	1,500,000
Treasury Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 4.33%, dated 8/29/2025, due 9/2/2025, repurchase price $975,469. (a)	975,000	975,000
UBS Securities LLC, 4.34%, dated 8/29/2025, due 9/2/2025, repurchase price $200,096, collateralized by FNMA, 3.50% - 5.50%, due 6/1/2027 - 9/1/2043, GNMA, 4.50% - 8.00%, due 2/20/2026 - 6/20/2040 and U.S. Treasury Securities, 3.50% - 4.50%, due 4/30/2030 - 11/15/2033, with a value of $204,000.	200,000	200,000
UBS Securities LLC, 4.39%, dated 8/29/2025, due 9/3/2025, repurchase price $200,122, collateralized by FHLMC, 2.00% - 8.50%, due 10/1/2025 - 10/1/2053, FNMA, 2.00% - 9.00%, due 9/25/2025 - 10/1/2052, GNMA, 2.50% - 9.00%, due 9/15/2025 - 9/20/2054 and U.S. Treasury Securities, 2.13% - 4.50%, due 2/28/2027 - 1/15/2035, with a value of $204,000.	200,000	200,000
Wells Fargo Bank NA, 4.33%, dated 8/29/2025, due 9/2/2025, repurchase price $250,120, collateralized by U.S. Treasury Securities, 0.63% - 2.13%, due 2/15/2041 - 2/15/2044, with a value of $255,123.	250,000	250,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wells Fargo Bank NA, 4.39%, dated 8/29/2025, due 9/2/2025, repurchase price $4,001,951, collateralized by GNMA, 5.45%, due 8/20/2055 and U.S. Treasury Securities, 0.00% - 4.75%, due 10/21/2025 - 5/15/2050, with a value of $4,083,633.	4,000,000	4,000,000
Wells Fargo Bank NA, 4.35%, dated 8/29/2025, due 9/5/2025, repurchase price $3,002,538, collateralized by FHLMC, 2.50% - 6.20%, due 10/20/2027 - 2/1/2053, FNMA, 3.00% - 6.00%, due 11/1/2034 - 8/1/2054, GNMA, 2.50% - 5.45%, due 9/20/2051 - 8/20/2055 and U.S. Treasury Securities, 0.00% - 4.88%, due 10/21/2025 - 2/15/2054, with a value of $3,062,620.	3,000,000	3,000,000
Wells Fargo Securities LLC, 4.33%, dated 8/29/2025, due 9/2/2025, repurchase price $250,120, collateralized by U.S. Treasury Securities, 0.63% - 4.13%, due 5/15/2026 - 6/30/2030, with a value of $255,123.	250,000	250,000
Wells Fargo Securities LLC, 4.34%, dated 8/29/2025, due 9/2/2025, repurchase price $2,000,964, collateralized by GNMA, 2.00% - 7.50%, due 12/20/2026 - 8/20/2055, with a value of $2,040,984.	2,000,000	2,000,000
Wells Fargo Securities LLC, 4.39%, dated 8/29/2025, due 9/3/2025, repurchase price $2,501,524, collateralized by FNMA, 1.50% - 7.50%, due 6/1/2026 - 1/1/2059, with a value of $2,552,177.	2,500,000	2,500,000
Wells Fargo Securities LLC, 4.35%, dated 8/29/2025, due 9/4/2025, repurchase price $1,000,725, collateralized by FNMA, 1.50% - 7.50%, due 11/1/2027 - 2/1/2057, with a value of $1,020,863.	1,000,000	1,000,000
Wells Fargo Securities LLC, 4.28%, dated 8/29/2025, due 11/12/2025, repurchase price $2,017,833, collateralized by FNMA, 1.50% - 8.00%, due 7/1/2026 - 1/1/2059, with a value of $2,062,071.	2,000,000	2,000,000
Total Repurchase Agreements (Cost $103,444,674)		103,444,674
U.S. Government Agency Securities — 17.9%
FFCB Funding Corp.
(US Treasury 3 Month Bill Money Market Yield + 0.21%), 4.35%, 9/2/2025 (b)	75,000	75,000
(SOFR + 0.07%), 4.41%, 9/2/2025 (b)	305,000	305,000
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — continued
(SOFR + 0.08%), 4.42%, 9/2/2025 (b)	365,000	365,000
(SOFR + 0.08%), 4.42%, 9/2/2025 (b)	210,000	210,000
(SOFR + 0.08%), 4.42%, 9/2/2025 (b)	530,000	530,000
(SOFR + 0.10%), 4.43%, 9/2/2025 (b)	125,000	125,000
(SOFR + 0.09%), 4.43%, 9/2/2025 (b)	80,000	80,000
(SOFR + 0.09%), 4.43%, 9/2/2025 (b)	375,000	375,000
(SOFR + 0.10%), 4.44%, 9/2/2025 (b)	200,000	200,000
(SOFR + 0.13%), 4.47%, 9/2/2025 (b)	110,000	110,000
(SOFR + 0.13%), 4.47%, 9/2/2025 (b)	398,000	398,000
(SOFR + 0.14%), 4.48%, 9/2/2025 (b)	275,000	275,000
(SOFR + 0.14%), 4.48%, 9/2/2025 (b)	75,000	75,000
(SOFR + 0.14%), 4.48%, 9/2/2025 (b)	275,000	275,000
(SOFR + 0.16%), 4.49%, 9/2/2025 (b)	600,000	600,000
(SOFR + 0.15%), 4.49%, 9/2/2025 (b)	185,000	185,000
(SOFR + 0.16%), 4.50%, 9/2/2025 (b)	155,000	155,000
(SOFR + 0.16%), 4.50%, 9/2/2025 (b)	135,000	135,000
(SOFR + 0.16%), 4.50%, 9/2/2025 (b)	140,000	140,000
(SOFR + 0.16%), 4.50%, 9/2/2025 (b)	140,000	140,000
FHLB
DN, 4.15%, 9/2/2025 (c)	149,039	149,022
4.34%, 9/2/2025 (d)	75,000	75,000
4.34%, 9/2/2025 (d)	100,000	100,000
4.34%, 9/2/2025 (d)	650,000	650,000
(SOFR + (0.01)%), 4.34%, 9/2/2025 (b)	440,000	440,000
(SOFR + (0.01)%), 4.34%, 9/2/2025 (b)	1,150,000	1,150,000
(SOFR + (0.01)%), 4.34%, 9/2/2025 (b)	100,000	100,000
(SOFR + (0.01)%), 4.34%, 9/2/2025 (b)	1,250,000	1,250,000
4.34%, 9/2/2025 (d)	1,000,000	1,000,000
(SOFR + (0.01)%), 4.34%, 9/2/2025 (b)	750,000	750,000
(SOFR + (0.01)%), 4.34%, 9/2/2025 (b)	1,000,000	1,000,000
4.34%, 9/2/2025 (d)	800,000	800,000
4.34%, 9/2/2025 (d)	450,000	450,000
(SOFR + (0.01)%), 4.34%, 9/2/2025 (b)	700,000	700,000
(SOFR + 0.01%), 4.34%, 9/2/2025 (b)	1,895,000	1,895,000
4.34%, 9/2/2025 (d)	400,000	400,000
(SOFR + 0.02%), 4.35%, 9/2/2025 (b)	1,000,000	1,000,000
(SOFR + 0.02%), 4.35%, 9/2/2025 (b)	1,000,000	1,000,000
(SOFR + 0.02%), 4.35%, 9/2/2025 (b)	250,000	250,000
(SOFR + 0.01%), 4.35%, 9/2/2025 (b)	1,000,000	1,000,000
(SOFR + 0.02%), 4.35%, 9/2/2025 (b)	500,000	500,000
(SOFR + 0.02%), 4.36%, 9/2/2025 (b)	105,000	105,000
(SOFR + 0.02%), 4.36%, 9/2/2025 (b)	250,000	250,000
(SOFR + 0.05%), 4.39%, 9/2/2025 (b)	247,000	247,000
(SOFR + 0.05%), 4.39%, 9/2/2025 (b)	194,000	194,000
(SOFR + 0.07%), 4.40%, 9/2/2025 (b)	300,000	300,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

(SOFR + 0.07%), 4.40%, 9/2/2025 (b)	54,000	54,000
(SOFR + 0.07%), 4.41%, 9/2/2025 (b)	250,000	250,000
(SOFR + 0.08%), 4.42%, 9/2/2025 (b)	1,000,000	1,000,000
(SOFR + 0.09%), 4.43%, 9/2/2025 (b)	500,000	500,000
(SOFR + 0.14%), 4.48%, 9/2/2025 (b)	1,495,000	1,495,000
(SOFR + 0.16%), 4.49%, 9/2/2025 (b)	1,225,000	1,225,000
(SOFR + 0.16%), 4.49%, 9/2/2025 (b)	250,000	250,000
(SOFR + 0.16%), 4.49%, 9/2/2025 (b)	925,000	925,000
(SOFR + 0.16%), 4.49%, 9/2/2025 (b)	950,000	950,000
(SOFR + 0.16%), 4.50%, 9/2/2025 (b)	1,000,000	1,000,000
(SOFR + 0.16%), 4.50%, 9/2/2025 (b)	1,000,000	1,000,000
(SOFR + 0.16%), 4.50%, 9/2/2025 (b)	125,000	125,000
(SOFR + 0.16%), 4.50%, 9/2/2025 (b)	700,000	700,000
(SOFR + 0.16%), 4.50%, 9/2/2025 (b)	225,000	225,000
(SOFR + 0.16%), 4.50%, 9/2/2025 (b)	175,000	175,000
(SOFR + 0.16%), 4.50%, 9/2/2025 (b)	500,000	500,000
(SOFR + 0.19%), 4.52%, 9/2/2025 (b)	1,400,000	1,400,000
(SOFR + 0.19%), 4.52%, 9/2/2025 (b)	2,000,000	2,000,000
(SOFR + 0.19%), 4.53%, 9/2/2025 (b)	1,000,000	1,000,000
(SOFR + 0.19%), 4.53%, 9/2/2025 (b)	1,000,000	1,000,000
DN, 4.31%, 9/26/2025 (c)	300,000	299,104
DN, 4.28%, 10/31/2025 (c)	95,000	94,327
DN, 4.22%, 11/4/2025 (c)	100,000	99,255
DN, 4.22%, 11/5/2025 (c)	100,000	99,244
DN, 4.23%, 1/8/2026 (c)	500,000	492,538
DN, 4.07%, 2/5/2026 (c)	1,750,000	1,719,510
4.37%, 2/6/2026	1,000,000	1,000,000
4.37%, 2/6/2026	862,500	862,500
4.37%, 2/6/2026	800,000	800,000
DN, 4.02%, 2/11/2026 (c)	1,260,000	1,237,465
DN, 4.00%, 2/23/2026 (c)	250,000	245,263
DN, 4.00%, 2/24/2026 (c)	250,000	245,236
DN, 4.00%, 3/3/2026 (c)	1,000,000	980,073
4.40%, 3/13/2026	822,255	822,255
4.40%, 3/17/2026	500,000	500,000
4.35%, 4/17/2026	953,750	953,750
4.35%, 4/17/2026	1,000,000	1,000,000
FHLMC
(SOFR + 0.08%), 4.42%, 9/2/2025 (b)	970,000	970,000
(SOFR + 0.10%), 4.43%, 9/2/2025 (b)	1,980,000	1,980,000
(SOFR + 0.11%), 4.45%, 9/2/2025 (b)	790,000	790,000
(SOFR + 0.14%), 4.48%, 9/2/2025 (b)	1,500,000	1,500,000
FNMA
(SOFR + 0.14%), 4.48%, 9/2/2025 (b)	1,206,000	1,206,000
(SOFR + 0.14%), 4.48%, 9/2/2025 (b)	362,000	362,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	45

JPMorgan U.S. Government Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — continued
(SOFR + 0.14%), 4.48%, 9/2/2025 (b)	275,000	275,000
Total U.S. Government Agency Securities (Cost $54,815,542)		54,815,542
U.S. Treasury Obligations — 8.0%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + 0.15%), 4.29%, 9/2/2025 (b)	2,906,280	2,906,307
(US Treasury 3 Month Bill Money Market Yield + 0.16%), 4.30%, 9/2/2025 (b)	6,067,200	6,064,102
(US Treasury 3 Month Bill Money Market Yield + 0.17%), 4.31%, 9/2/2025 (b)	440,000	439,992
(US Treasury 3 Month Bill Money Market Yield + 0.18%), 4.33%, 9/2/2025 (b)	5,575,300	5,573,825
U.S. Treasury Notes
0.25%, 9/30/2025	300,000	299,044
5.00%, 9/30/2025	1,300,000	1,300,673
2.25%, 11/15/2025	600,000	597,522
4.50%, 11/15/2025	100,000	100,009
0.38%, 11/30/2025	520,000	515,062
2.88%, 11/30/2025	632,456	630,239
4.88%, 11/30/2025	365,000	365,500
4.25%, 12/31/2025	1,050,000	1,049,881
0.50%, 2/28/2026	500,000	490,829
4.63%, 2/28/2026	745,000	746,272
2.25%, 3/31/2026	400,000	395,606
4.88%, 4/30/2026	719,200	723,042
1.63%, 5/15/2026	925,000	908,982
3.63%, 5/15/2026	470,000	468,181
1.88%, 6/30/2026	200,000	196,300
1.38%, 8/31/2026	50,000	48,764
3.75%, 8/31/2026	500,000	499,140
Total U.S. Treasury Obligations (Cost $24,319,272)		24,319,272
Short Term Investments — 38.2%
U.S. Treasury Obligations — 38.2%
U.S. Treasury Bills
4.14%, 9/4/2025 (c)	1,488,500	1,487,987
4.28%, 9/9/2025 (c)	200	200
4.12%, 9/11/2025 (c)	867,000	866,008
4.25%, 9/16/2025 (c)	5,441,020	5,431,411
4.12%, 9/18/2025 (c)	1,367,000	1,364,344
4.10%, 9/25/2025 (c)	1,490,000	1,485,942
4.30%, 9/30/2025 (c)	4,414,800	4,399,543
4.02%, 10/2/2025 (c)	1,106,400	1,102,584
4.24%, 10/7/2025 (c)	11,643,800	11,594,638
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

U.S. Treasury Obligations — continued
4.01%, 10/9/2025 (c)	6,425,800	6,398,688
4.24%, 10/14/2025 (c)	2,991,200	2,976,123
4.08%, 10/16/2025 (c)	1,488,300	1,480,747
4.25%, 10/21/2025 (c)	5,957,600	5,922,620
4.07%, 10/23/2025 (c)	2,896,500	2,879,556
4.19%, 10/28/2025 (c)	4,856,300	4,824,692
4.11%, 10/30/2025 (c)	1,948,500	1,935,449
4.19%, 11/4/2025 (c)	938,000	931,058
4.18%, 11/6/2025 (c)	4,048,700	4,017,896
4.26%, 11/18/2025 (c)	654,000	648,020
4.18%, 11/20/2025 (c)	1,483,000	1,469,356
4.25%, 11/25/2025 (c)	1,160,000	1,148,462
4.22%, 11/28/2025 (c)	3,081,000	3,049,525
4.25%, 12/2/2025 (c)	6,115,000	6,049,209
4.20%, 12/4/2025 (c)	1,486,975	1,470,844
4.15%, 12/9/2025 (c)	6,022,500	5,954,514
4.20%, 12/11/2025 (c)	1,488,200	1,470,873
4.10%, 12/16/2025 (c)	2,999,000	2,963,237
4.21%, 12/18/2025 (c)	2,888,825	2,852,816
4.17%, 12/26/2025 (c)	2,966,200	2,926,822
4.17%, 1/2/2026 (c)	2,936,200	2,894,968
4.20%, 1/8/2026 (c)	2,400,000	2,364,353
4.19%, 1/15/2026 (c)	3,011,200	2,964,276
4.18%, 1/29/2026 (c)	200,000	196,577
4.05%, 2/5/2026 (c)	1,136,200	1,116,479
4.04%, 2/12/2026 (c)	2,975,000	2,921,195
3.99%, 2/26/2026 (c)	2,962,000	2,904,663
3.93%, 4/16/2026 (c)	7,003,200	6,833,579
4.04%, 5/14/2026 (c)	1,433,000	1,393,109
4.06%, 6/11/2026 (c)	3,026,200	2,932,470
4.06%, 7/9/2026 (c)	400,000	386,437
3.90%, 8/6/2026 (c)	744,000	717,657
Total U.S. Treasury Obligations (Cost $116,728,927)		116,728,927
Total Short Term Investments (Cost $116,728,927)		116,728,927
Total Investments — 98.0% (Cost $299,308,415) *		299,308,415
Other Assets in Excess of Liabilities — 2.0%		6,170,224
NET ASSETS — 100.0%		305,478,639

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Money Market Funds	August 31, 2025

Abbreviations
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
SOFR	Secured Overnight Financing Rate

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Agency Joint Trading Account I, II, III and Treasury
Joint Trading Account I - At August 31, 2025, the
Fund had proportionate interests in the Agency Joint
Trading Account I, II, III and Treasury Joint Trading
Account I with a maturity date of September 2, 2025,
as follows for JPMorgan U.S. Government Money
Market Fund (amounts in thousands):

	Principal Amount	Repurchase Price	Collateral Value Allocation
Agency Joint Trading Account I	$650,000	$650,313	$670,117
Agency Joint Trading Account II	1,179,457	1,180,026	1,203,046
Agency Joint Trading Account III	90,217	90,261	92,100
Treasury Joint Trading Account I	975,000	975,469	994,963

Repurchase Agreements - At August 31, 2025, the Principal Amounts of the
Fund's interests in the Agency Joint Trading Account I, II, III and Treasury Joint
Trading Account I were as follows (amounts in thousands):

Counterparty	Interest Rate	U.S. Government Money Market Fund
Agency Joint Trading Account I
TD Securities USA LLC	4.34%	$650,000
Agency Joint Trading Account II
BofA Securities, Inc.	4.34%	1,179,457
Agency Joint Trading Account III
BNP Paribas SA	4.34%	90,217
Treasury Joint Trading Account I
BNP Paribas SA	4.33%	691,935
Citibank NA	4.33%	31,452
Wells Fargo Securities LLC	4.33%	251,613
Total		975,000

At August 31, 2025, the Agency Joint Trading Account I, II, III and Treasury Joint Trading Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Agency Joint Trading Account I
FHLMC	3.50%-6.50%	1/25/2029-7/1/2055
GNMA	3.00%-6.00%	12/20/2040-11/20/2054
U.S. Treasury Securities	0.00%	10/7/2025
Agency Joint Trading Account II
FHLMC	1.50%-7.00%	2/1/2026-9/1/2055
FNMA	1.50%-7.00%	9/1/2035-3/1/2061
Agency Joint Trading Account III
FHLMC	2.00%-6.50%	4/25/2026-9/1/2055
FNMA	1.58%-7.50%	6/25/2026-8/1/2055
Treasury Joint Trading Account I
U.S. Treasury Securities	0.00%-6.63%	8/31/2025-5/15/2055

(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2025.
(c)	The rate shown is the effective yield as of August 31, 2025.
(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2025.

SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	47

JPMorgan U.S. Treasury Plus Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 41.6%
BNP Paribas SA, 4.35%, dated 8/29/2025, due 9/5/2025, repurchase price $400,338, collateralized by U.S. Treasury Securities, 0.00% - 4.63%, due 10/15/2026 - 5/15/2054, with a value of $412,536.	400,000	400,000
BNP Paribas SA, 4.36%, dated 8/29/2025, due 9/5/2025, repurchase price $250,212, collateralized by U.S. Treasury Securities, 0.00% - 3.75%, due 4/15/2028 - 2/15/2045, with a value of $258,799.	250,000	250,000
BNP Paribas SA, 4.37%, dated 8/29/2025, due 9/5/2025, repurchase price $500,425, collateralized by U.S. Treasury Securities, 0.00% - 5.00%, due 9/30/2025 - 2/15/2055, with a value of $517,713.	500,000	500,000
BNP Paribas SA, 4.44%, dated 8/29/2025, due 9/5/2025, repurchase price $1,000,863, collateralized by U.S. Treasury Securities, 0.00% - 6.63%, due 2/15/2026 - 2/15/2045, with a value of $1,065,112.	1,000,000	1,000,000
BofA Securities, Inc., 4.36%, dated 8/29/2025, due 9/5/2025, repurchase price $1,000,848, collateralized by U.S. Treasury Securities, 0.00% - 4.13%, due 11/30/2029 - 11/15/2043, with a value of $1,020,000.	1,000,000	1,000,000
Citigroup Global Markets Holdings, Inc., 4.33%, dated 8/29/2025, due 9/2/2025, repurchase price $1,250,602, collateralized by U.S. Treasury Securities, 0.13% - 4.38%, due 11/30/2029 - 2/28/2030, with a value of $1,275,000.	1,250,000	1,250,000
Citigroup Global Markets Holdings, Inc., 4.36%, dated 8/29/2025, due 9/4/2025, repurchase price $225,164, collateralized by U.S. Treasury Securities, 0.13% - 4.38%, due 11/30/2029 - 2/28/2030, with a value of $229,500.	225,000	225,000
Citigroup Global Markets Holdings, Inc., 4.36%, dated 8/29/2025, due 9/18/2025, repurchase price $501,211, collateralized by U.S. Treasury Securities, 0.13% - 4.38%, due 9/30/2029 - 1/15/2030, with a value of $510,000.	500,000	500,000
Citigroup Global Markets Holdings, Inc., 4.37%, dated 8/29/2025, due 10/10/2025, repurchase price $502,549, collateralized by U.S. Treasury Securities, 0.63% - 4.38%, due 5/15/2041 - 8/15/2043, with a value of $510,094.	500,000	500,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Citigroup Global Markets Holdings, Inc., 4.36%, dated 8/29/2025, due 10/15/2025, repurchase price $351,992, collateralized by U.S. Treasury Securities, 0.00% - 4.38%, due 9/2/2025 - 8/15/2043, with a value of $357,000.	350,000	350,000
Citigroup Global Markets Holdings, Inc., 4.24%, dated 8/29/2025, due 11/20/2025, repurchase price $504,888, collateralized by U.S. Treasury Securities, 0.00% - 4.38%, due 9/2/2025 - 8/15/2043, with a value of $510,000.	500,000	500,000
Credit Agricole Corporate and Investment Bank, 4.34%, dated 8/29/2025, due 9/5/2025, repurchase price $300,253, collateralized by U.S. Treasury Securities, 2.25% - 4.88%, due 2/15/2027 - 10/31/2028, with a value of $306,000.	300,000	300,000
Credit Agricole Corporate and Investment Bank, 4.35%, dated 8/29/2025, due 9/5/2025, repurchase price $250,211, collateralized by U.S. Treasury Securities, 4.38%, due 7/31/2026, with a value of $255,000.	250,000	250,000
Fixed Income Clearing Corp., 4.33%, dated 8/29/2025, due 9/2/2025, repurchase price $1,000,481, collateralized by U.S. Treasury Securities, 4.00% - 4.38%, due 7/15/2027 - 5/31/2030, with a value of $1,020,000.	1,000,000	1,000,000
Fixed Income Clearing Corp., 4.33%, dated 8/29/2025, due 9/2/2025, repurchase price $3,001,443, collateralized by U.S. Treasury Securities, 1.38% - 4.38%, due 3/15/2027 - 2/15/2044, with a value of $3,060,000.	3,000,000	3,000,000
Goldman Sachs & Co. LLC, 4.35%, dated 8/29/2025, due 9/5/2025, repurchase price $250,211, collateralized by U.S. Treasury Securities, 4.63%, due 9/15/2026, with a value of $255,000.	250,000	250,000
Goldman Sachs & Co. LLC, 4.35%, dated 8/29/2025, due 9/5/2025, repurchase price $500,423, collateralized by U.S. Treasury Securities, 0.00% - 6.13%, due 8/31/2025 - 2/15/2055, with a value of $510,000.	500,000	500,000
ING Financial Markets LLC, 4.33%, dated 8/29/2025, due 9/2/2025, repurchase price $300,144, collateralized by U.S. Treasury Securities, 0.38% - 4.50%, due 12/31/2025 - 11/15/2033, with a value of $306,147.	300,000	300,000
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
ING Financial Markets LLC, 4.34%, dated 8/29/2025, due 9/4/2025, repurchase price $400,289, collateralized by U.S. Treasury Securities, 0.50% - 4.88%, due 4/30/2026 - 8/15/2035, with a value of $408,344.	400,000	400,000
Norinchukin Bank (The), 4.38%, dated 8/29/2025, due 9/3/2025, repurchase price $200,122, collateralized by U.S. Treasury Securities, 4.13%, due 11/30/2031, with a value of $204,000.	200,000	200,000
Societe Generale SA, 4.35%, dated 8/29/2025, due 9/4/2025, repurchase price $100,073, collateralized by U.S. Treasury Securities, 3.38% - 4.75%, due 8/15/2042 - 11/15/2043, with a value of $102,000.	100,000	100,000
TD Securities USA LLC, 4.33%, dated 8/29/2025, due 9/2/2025, repurchase price $750,361, collateralized by U.S. Treasury Securities, 0.00% - 6.25%, due 2/26/2026 - 8/15/2052, with a value of $765,368.	750,000	750,000
Treasury Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 4.33%, dated 8/29/2025, due 9/2/2025, repurchase price $3,501,684. (a)	3,500,000	3,500,000
Wells Fargo Bank NA, 4.33%, dated 8/29/2025, due 9/2/2025, repurchase price $1,250,601, collateralized by U.S. Treasury Securities, 0.00% - 3.88%, due 6/15/2028 - 2/15/2037, with a value of $1,275,614.	1,250,000	1,250,000
Wells Fargo Securities LLC, 4.33%, dated 8/29/2025, due 9/2/2025, repurchase price $3,001,443, collateralized by U.S. Treasury Securities, 0.00% - 4.88%, due 10/31/2025 - 8/15/2034, with a value of $3,061,472.	3,000,000	3,000,000
Total Repurchase Agreements (Cost $21,275,000)		21,275,000
U.S. Treasury Obligations — 19.9%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + 0.10%), 4.24%, 9/2/2025 (b)	1,218,000	1,218,016
(US Treasury 3 Month Bill Money Market Yield + 0.15%), 4.29%, 9/2/2025 (b)	502,000	501,980
(US Treasury 3 Month Bill Money Market Yield + 0.16%), 4.30%, 9/2/2025 (b)	240,000	240,056
(US Treasury 3 Month Bill Money Market Yield + 0.16%), 4.30%, 9/2/2025 (b)	750,000	749,654
(US Treasury 3 Month Bill Money Market Yield + 0.17%), 4.31%, 9/2/2025 (b)	1,650,000	1,649,883
(US Treasury 3 Month Bill Money Market Yield + 0.18%), 4.33%, 9/2/2025 (b)	850,000	849,777
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

(US Treasury 3 Month Bill Money Market Yield + 0.21%), 4.35%, 9/2/2025 (b)	1,166,000	1,166,186
(US Treasury 3 Month Bill Money Market Yield + 0.25%), 4.39%, 9/2/2025 (b)	800,000	800,000
U.S. Treasury Notes
0.25%, 9/30/2025	440,000	438,596
3.00%, 9/30/2025	40,000	39,957
5.00%, 9/30/2025	120,000	120,063
0.25%, 10/31/2025	260,000	258,303
5.00%, 10/31/2025	60,000	60,065
4.25%, 12/31/2025	440,000	440,003
4.25%, 1/31/2026	250,000	249,991
4.63%, 2/28/2026	320,000	320,535
4.88%, 4/30/2026	200,000	201,114
1.63%, 5/15/2026	124,000	121,856
0.75%, 5/31/2026	19,000	18,546
4.13%, 6/15/2026	13,000	13,018
0.88%, 6/30/2026	131,000	127,590
1.88%, 6/30/2026	50,000	49,075
4.63%, 6/30/2026	562,000	564,504
Total U.S. Treasury Obligations (Cost $10,198,768)		10,198,768
Short Term Investments — 37.1%
U.S. Treasury Obligations — 37.1%
U.S. Treasury Bills
4.25%, 9/16/2025 (c)	650,000	648,850
4.28%, 9/30/2025 (c)	445,000	443,471
4.05%, 10/2/2025 (c)	273,000	272,051
4.24%, 10/7/2025 (c)	950,000	945,987
4.21%, 10/14/2025 (c)	500,000	497,501
4.08%, 10/16/2025 (c)	225,000	223,858
4.25%, 10/21/2025 (c)	1,000,000	994,128
4.17%, 10/23/2025 (c)	800,000	795,215
4.24%, 10/28/2025 (c)	950,000	943,787
4.10%, 10/30/2025 (c)	350,000	347,663
4.22%, 11/4/2025 (c)	480,000	476,429
4.22%, 11/12/2025 (c)	1,405,000	1,393,232
4.14%, 11/13/2025 (c)	450,000	446,254
4.26%, 11/18/2025 (c)	580,000	574,691
4.18%, 11/20/2025 (c)	230,000	227,884
4.23%, 11/28/2025 (c)	200,000	197,952
4.16%, 12/2/2025 (c)	245,000	242,420
4.20%, 12/4/2025 (c)	234,000	231,462
4.15%, 12/9/2025 (c)	480,000	474,581
4.10%, 12/16/2025 (c)	400,000	395,230
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	49

JPMorgan U.S. Treasury Plus Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
U.S. Treasury Obligations — continued
4.21%, 12/18/2025 (c)	450,000	444,391
4.10%, 12/23/2025 (c)	500,000	493,644
4.19%, 12/26/2025 (c)	930,000	917,606
4.07%, 12/30/2025 (c)	500,000	493,356
4.17%, 1/2/2026 (c)	960,000	946,519
4.20%, 1/8/2026 (c)	480,000	472,871
4.19%, 1/15/2026 (c)	585,000	575,884
4.15%, 1/22/2026 (c)	480,000	472,206
4.05%, 2/5/2026 (c)	240,000	235,834
4.04%, 2/12/2026 (c)	500,000	490,957
4.02%, 2/19/2026 (c)	250,000	245,315
3.99%, 2/26/2026 (c)	500,000	490,321
3.92%, 4/16/2026 (c)	965,000	941,690
4.04%, 5/14/2026 (c)	225,000	218,737
4.06%, 6/11/2026 (c)	450,000	436,062
4.06%, 7/9/2026 (c)	208,000	200,947
3.90%, 8/6/2026 (c)	120,000	115,751
Total U.S. Treasury Obligations (Cost $18,964,737)		18,964,737
Total Short Term Investments (Cost $18,964,737)		18,964,737
Total Investments — 98.6% (Cost $50,438,505) *		50,438,505
Other Assets in Excess of Liabilities — 1.4%		737,873
NET ASSETS — 100.0%		51,176,378

Percentages indicated are based on net assets.

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Treasury Joint Trading Account I - At August 31,
2025, the Fund had proportionate interests in the
Treasury Joint Trading Account I with a maturity date
of September 2, 2025, as follows for JPMorgan
U.S. Treasury Plus Money Market Fund (amounts in
thousands):

	Principal Amount	Repurchase Price	Collateral Value Allocation
Treasury Joint Trading Account I	$3,500,000	$3,501,684	$3,571,662

Repurchase Agreements - At August 31, 2025, the Principal Amounts of the Fund's interests in the Treasury Joint Trading Account I were as follows (amounts in thousands):

Counterparty	Interest Rate	U.S. Treasury Plus Money Market Fund
Treasury Joint Trading Account I
BNP Paribas SA	4.33%	$2,483,871
Citibank NA	4.33%	112,903
Wells Fargo Securities LLC	4.33%	903,226
Total		3,500,000

At August 31, 2025, the Treasury Joint Trading Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Treasury Joint Trading Account I
U.S. Treasury Securities	0.00%-6.63%	8/31/2025-5/15/2055

(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2025.
(c)	The rate shown is the effective yield as of August 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Money Market Funds	August 31, 2025

JPMorgan Federal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — 38.8%
FFCB
DN, 4.13%, 9/9/2025 (a)	25,000	24,977
DN, 4.29%, 9/18/2025 (a)	200,000	199,596
DN, 4.10%, 12/17/2025 (a)	50,000	49,398
DN, 4.10%, 12/30/2025 (a)	50,000	49,327
DN, 4.01%, 2/5/2026 (a)	30,000	29,484
DN, 4.12%, 3/4/2026 (a)	25,000	24,484
DN, 4.13%, 3/11/2026 (a)	25,000	24,464
FFCB Funding Corp.
(US Treasury 3 Month Bill Money Market Yield + 0.21%), 4.35%, 9/2/2025 (b)	25,000	25,000
(SOFR + 0.14%), 4.48%, 9/2/2025 (b)	100,000	100,000
(Federal Reserve Bank Prime Loan Rate US + (3.01)%), 4.49%, 9/2/2025 (b)	25,000	25,000
(SOFR + 0.15%), 4.49%, 9/2/2025 (b)	25,000	25,000
(SOFR + 0.16%), 4.50%, 9/2/2025 (b)	25,000	25,000
FHLB
DN, 4.15%, 9/2/2025 (a)	1,000	1,000
(SOFR + 0.01%), 4.34%, 9/2/2025 (b)	250,000	250,000
4.34%, 9/2/2025 (c)	200,000	200,000
4.34%, 9/2/2025 (c)	200,000	200,001
(SOFR + (0.01)%), 4.34%, 9/2/2025 (b)	250,000	250,000
4.34%, 9/2/2025 (c)	250,000	250,002
(SOFR + (0.01)%), 4.34%, 9/2/2025 (b)	250,000	250,000
4.34%, 9/2/2025 (c)	250,000	250,000
(SOFR + 0.02%), 4.36%, 9/2/2025 (b)	200,000	200,000
(SOFR + 0.16%), 4.49%, 9/2/2025 (b)	25,000	25,000
(SOFR + 0.16%), 4.49%, 9/2/2025 (b)	25,000	25,000
(SOFR + 0.19%), 4.52%, 9/2/2025 (b)	100,000	100,000
(SOFR + 0.19%), 4.53%, 9/2/2025 (b)	150,000	150,000
DN, 4.23%, 9/16/2025 (a)	100,000	99,824
DN, 4.12%, 12/4/2025 (a)	100,000	98,935
DN, 4.04%, 12/26/2025 (a)	100,000	98,716
DN, 4.16%, 1/5/2026 (a)	100,000	98,563
4.37%, 2/6/2026	47,917	47,917
DN, 4.02%, 2/11/2026 (a)	50,000	49,106
DN, 4.07%, 5/15/2026 (a)	28,000	27,211
DN, 4.13%, 7/31/2026 (a)	32,000	30,819
Total U.S. Government Agency Securities (Cost $3,303,824)		3,303,824
U.S. Treasury Obligations — 3.8%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + 0.17%), 4.31%, 9/2/2025 (b)	200,000	200,036
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

(US Treasury 3 Month Bill Money Market Yield + 0.21%), 4.35%, 9/2/2025 (b)	100,000	100,005
U.S. Treasury Notes, 0.88%, 6/30/2026	25,000	24,336
Total U.S. Treasury Obligations (Cost $324,377)		324,377
Short Term Investments — 54.4%
U.S. Treasury Obligations — 54.4%
U.S. Treasury Bills
4.30%, 9/2/2025 (a)	100,000	99,988
4.14%, 9/4/2025 (a)	50,000	49,983
4.28%, 9/11/2025 (a)	250,000	249,703
4.26%, 9/16/2025 (a)	50,000	49,912
4.24%, 9/18/2025 (a)	150,000	149,700
4.30%, 9/23/2025 (a)	100,000	99,738
4.10%, 9/25/2025 (a)	50,000	49,864
4.28%, 9/30/2025 (a)	300,000	298,969
4.22%, 10/2/2025 (a)	300,000	298,913
4.22%, 10/7/2025 (a)	100,000	99,579
4.19%, 10/9/2025 (a)	350,000	348,458
4.24%, 10/14/2025 (a)	100,000	99,496
4.24%, 10/16/2025 (a)	300,000	298,420
4.26%, 10/21/2025 (a)	100,000	99,412
4.23%, 10/23/2025 (a)	300,000	298,176
4.24%, 10/28/2025 (a)	200,000	198,691
4.23%, 10/30/2025 (a)	325,000	322,764
4.12%, 11/6/2025 (a)	100,000	99,250
4.14%, 11/13/2025 (a)	100,000	99,168
4.18%, 11/20/2025 (a)	100,000	99,080
4.18%, 11/28/2025 (a)	225,000	222,725
4.25%, 12/2/2025 (a)	100,000	98,924
4.19%, 12/4/2025 (a)	50,000	49,458
4.15%, 12/9/2025 (a)	100,000	98,871
4.20%, 12/11/2025 (a)	50,000	49,418
4.10%, 12/16/2025 (a)	100,000	98,807
4.21%, 12/18/2025 (a)	100,000	98,753
4.16%, 12/26/2025 (a)	75,000	74,008
4.19%, 1/2/2026 (a)	100,000	98,587
4.20%, 1/8/2026 (a)	50,000	49,257
4.19%, 1/15/2026 (a)	25,000	24,610
4.13%, 1/22/2026 (a)	50,000	49,192
4.19%, 1/29/2026 (a)	25,000	24,571
4.04%, 2/12/2026 (a)	25,000	24,548
4.02%, 2/19/2026 (a)	25,000	24,532
3.99%, 2/26/2026 (a)	25,000	24,516
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	51

JPMorgan Federal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
U.S. Treasury Obligations — continued
4.04%, 5/14/2026 (a)	50,000	48,606
4.06%, 6/11/2026 (a)	25,000	24,226
4.06%, 7/9/2026 (a)	25,000	24,152
3.90%, 8/6/2026 (a)	25,000	24,115
Total U.S. Treasury Obligations (Cost $4,641,140)		4,641,140
Total Short Term Investments (Cost $4,641,140)		4,641,140
Total Investments — 97.0% (Cost $8,269,341) *		8,269,341
Other Assets in Excess of Liabilities — 3.0%		253,092
NET ASSETS — 100.0%		8,522,433

Percentages indicated are based on net assets.

Abbreviations
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
SOFR	Secured Overnight Financing Rate

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)	The rate shown is the effective yield as of August 31, 2025.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2025.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2025.

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Money Market Funds	August 31, 2025

JPMorgan 100% U.S. Treasury Securities Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 16.2%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + 0.10%), 4.24%, 9/2/2025 (a)	6,025,000	6,025,075
(US Treasury 3 Month Bill Money Market Yield + 0.15%), 4.29%, 9/2/2025 (a)	2,359,000	2,358,906
(US Treasury 3 Month Bill Money Market Yield + 0.16%), 4.30%, 9/2/2025 (a)	3,635,000	3,635,303
(US Treasury 3 Month Bill Money Market Yield + 0.16%), 4.30%, 9/2/2025 (a)	3,750,000	3,748,269
(US Treasury 3 Month Bill Money Market Yield + 0.17%), 4.31%, 9/2/2025 (a)	5,783,438	5,783,338
(US Treasury 3 Month Bill Money Market Yield + 0.18%), 4.33%, 9/2/2025 (a)	6,145,000	6,142,480
(US Treasury 3 Month Bill Money Market Yield + 0.21%), 4.35%, 9/2/2025 (a)	3,877,000	3,877,978
(US Treasury 3 Month Bill Money Market Yield + 0.25%), 4.39%, 9/2/2025 (a)	3,880,000	3,880,884
U.S. Treasury Notes
0.25%, 9/30/2025	1,125,000	1,121,349
0.25%, 10/31/2025	70,000	69,543
5.00%, 10/31/2025	140,000	140,154
0.38%, 12/31/2025	150,000	148,138
4.25%, 12/31/2025	1,123,000	1,123,056
0.38%, 1/31/2026	103,275	101,655
0.50%, 2/28/2026	380,000	373,030
4.63%, 2/28/2026	905,000	906,506
3.75%, 4/15/2026	150,000	149,763
0.75%, 4/30/2026	40,000	39,156
4.88%, 4/30/2026	250,000	251,392
1.63%, 5/15/2026	636,000	625,001
0.75%, 5/31/2026	108,000	105,419
4.13%, 6/15/2026	73,384	73,486
0.88%, 6/30/2026	108,000	105,282
4.63%, 6/30/2026	892,000	896,821
Total U.S. Treasury Obligations (Cost $41,681,984)		41,681,984
Short Term Investments — 86.6%
U.S. Treasury Obligations — 86.6%
U.S. Treasury Bills
4.29%, 9/2/2025 (b)	13,250,000	13,248,422
4.24%, 9/4/2025 (b)	8,200,000	8,197,102
4.30%, 9/9/2025 (b)	5,250,000	5,244,992
4.28%, 9/11/2025 (b)	8,250,000	8,240,215
4.27%, 9/16/2025 (b)	10,200,000	10,181,889
4.30%, 9/18/2025 (b)	8,250,000	8,233,268
4.30%, 9/23/2025 (b)	11,250,000	11,220,544
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

U.S. Treasury Obligations — continued
4.22%, 9/25/2025 (b)	4,225,000	4,213,134
4.29%, 9/30/2025 (b)	9,004,720	8,974,359
4.23%, 10/2/2025 (b)	16,176,000	16,117,345
4.25%, 10/7/2025 (b)	12,450,000	12,397,348
4.15%, 10/9/2025 (b)	12,676,000	12,620,714
4.22%, 10/14/2025 (b)	15,020,000	14,944,754
4.21%, 10/16/2025 (b)	3,720,000	3,700,543
4.25%, 10/21/2025 (b)	12,450,000	12,376,926
4.17%, 10/23/2025 (b)	4,900,000	4,870,649
4.23%, 10/28/2025 (b)	8,925,000	8,866,982
4.17%, 10/30/2025 (b)	3,200,000	3,178,284
4.22%, 11/4/2025 (b)	2,450,000	2,431,772
4.15%, 11/6/2025 (b)	6,100,000	6,053,916
4.14%, 11/13/2025 (b)	2,400,000	2,380,022
4.18%, 11/20/2025 (b)	2,200,000	2,179,749
4.21%, 11/28/2025 (b)	4,045,000	4,003,750
4.20%, 12/4/2025 (b)	1,205,000	1,191,928
4.15%, 12/9/2025 (b)	1,250,000	1,235,889
4.20%, 12/11/2025 (b)	1,250,000	1,235,446
4.10%, 12/16/2025 (b)	1,500,000	1,482,113
4.21%, 12/18/2025 (b)	2,450,000	2,419,461
4.10%, 12/23/2025 (b)	2,500,000	2,468,219
4.16%, 12/26/2025 (b)	4,016,688	3,963,544
4.07%, 12/30/2025 (b)	2,500,000	2,466,779
4.20%, 1/8/2026 (b)	1,250,000	1,231,434
4.19%, 1/15/2026 (b)	2,500,000	2,461,042
4.13%, 1/22/2026 (b)	3,010,000	2,961,429
4.19%, 1/29/2026 (b)	2,475,000	2,432,512
4.05%, 2/5/2026 (b)	1,250,000	1,228,303
4.04%, 2/12/2026 (b)	1,875,000	1,841,090
4.03%, 2/19/2026 (b)	1,471,000	1,443,325
3.99%, 2/26/2026 (b)	2,500,000	2,451,606
3.93%, 4/16/2026 (b)	2,400,000	2,341,926
4.04%, 5/14/2026 (b)	1,200,000	1,166,595
4.06%, 6/11/2026 (b)	1,840,000	1,783,010
4.06%, 7/9/2026 (b)	1,250,000	1,207,615
3.90%, 8/6/2026 (b)	630,000	607,694
Total U.S. Treasury Obligations (Cost $223,497,639)		223,497,639
Total Short Term Investments (Cost $223,497,639)		223,497,639
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	53

JPMorgan 100% U.S. Treasury Securities Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Total Investments — 102.8% (Cost $265,179,623) *		265,179,623
Liabilities in Excess of Other Assets — (2.8)%		(7,137,042)
NET ASSETS — 100.0%		258,042,581

Percentages indicated are based on net assets.

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2025.
(b)	The rate shown is the effective yield as of August 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Money Market Funds	August 31, 2025

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 61.7%
Alabama — 1.0%
Tender Option Bond Trust Receipts/Certificates
Series 2025-BAML5061, Rev., VRDO, LOC : Bank of America NA, 4.04%, 9/2/2025 (a) (b)	12,285	12,285
Series 2025-BAML5063, Rev., VRDO, LOC : Bank of America NA, 2.93%, 9/8/2025 (a) (b)	100,000	100,000
Total Alabama		112,285
Alaska — 0.6%
Alaska Housing Finance Corp., Home Mortgage Series 2007B, Rev., VRDO, LIQ : FHLB, 2.70%, 9/8/2025 (b)	14,800	14,800
City of Valdez, Exxon Pipeline Co. Project
Series 1993A, Rev., VRDO, 3.90%, 9/2/2025 (b)	8,700	8,700
Series 1993B, Rev., VRDO, 3.90%, 9/2/2025 (b)	16,275	16,275
Series 1993C, Rev., VRDO, 3.90%, 9/2/2025 (b)	21,060	21,060
Tender Option Bond Trust Receipts/Certificates Series 2023-XG0518, Rev., VRDO, LOC : Royal Bank of Canada, 2.85%, 9/8/2025 (a) (b)	4,305	4,305
Total Alaska		65,140
Arizona — 0.5%
Arizona Industrial Development Authority, 67 Flats Project Series 2023A, Rev., VRDO, LOC : Barclays Bank plc, 2.80%, 9/8/2025 (b)	735	735
Deutsche Bank Spears Series DB-8166, Rev., VRDO, LIQ : Deutsche Bank AG, 2.76%, 9/8/2025 (a) (b)	7,010	7,010
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-147, Rev., VRDO, LOC : Royal Bank of Canada, 2.76%, 9/4/2025 (a) (b)	21,000	21,000
Salt River Pima-Maricopa Indian Community, Rev., VRDO, LOC : Bank of America NA, 2.81%, 9/4/2025 (b)	5,685	5,685
Tender Option Bond Trust Receipts/Certificates
Series 2025-XF8042, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (b)	2,670	2,670
Series 2025-XL0609, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (b)	20,625	20,625
Total Arizona		57,725
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arkansas — 0.3%
Arkansas Development Finance Authority, Green Bay Packaging, Inc., Project, Rev., AMT, VRDO, LOC : Wells Fargo Bank NA, 2.78%, 9/8/2025 (a) (b)	37,500	37,500
California — 1.6%
Deutsche Bank Spears Series DB-8144, GO, VRDO, LIQ : Deutsche Bank AG, 3.50%, 9/2/2025 (a) (b)	5,975	5,975
Public Finance Authority
Series 2025-VRS212, Rev., VRDO, LOC : Bank of America NA, 4.00%, 9/2/2025 (a) (b)	32,250	32,250
Series 25-VRS213, Rev., VRDO, LOC : Bank of America NA, 4.00%, 9/2/2025 (a) (b)	74,490	74,490
Tender Option Bond Trust Receipts/Certificates
Series 2024-BAML5060, Rev., VRDO, LOC : Bank of America NA, 3.83%, 9/2/2025 (a) (b)	4,835	4,835
Series 2024-BAML6023, Rev., VRDO, LOC : Bank of America NA, 3.98%, 9/2/2025 (a) (b)	16,920	16,920
Series 2022-XF3028, Rev., VRDO, LOC : Barclays Bank plc, 4.05%, 9/2/2025 (a) (b)	17,650	17,650
Series 2023-XG0502, Rev., VRDO, LIQ : Barclays Bank plc, 2.75%, 9/8/2025 (a) (b)	5,185	5,185
Series 2025-XF3334, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (b)	5,925	5,925
Series XG0100, Rev., VRDO, AMBAC, LOC : Deutsche Bank AG, 2.77%, 9/8/2025 (a) (b)	1,350	1,350
Series 2025- CF7005, Rev., VRDO, LOC : Citibank NA, 2.85%, 9/8/2025 (a) (b)	7,425	7,425
Total California		172,005
Colorado — 0.3%
Colorado Health Facilities Authority, Intermountain Healthcare Series 2024E, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/2/2025 (b)	2,300	2,300
Deutsche Bank Spears
Series DB-8148, Rev., VRDO, LIQ : Deutsche Bank AG, 3.95%, 9/2/2025 (a) (b)	8,595	8,595
Series 2025-DB-8167, Rev., VRDO, LIQ : Deutsche Bank AG, 2.76%, 9/8/2025 (a) (b)	8,960	8,960
Tender Option Bond Trust Receipts/Certificates
Series 2022-YX1254, Rev., VRDO, LOC : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	3,905	3,905
Series 2024-XL0549, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (b)	3,750	3,750
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	55

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
Series 2024-XX1354, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	4,900	4,900
Series 2025-XF8032, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (b)	2,665	2,665
Total Colorado		35,075
Connecticut — 1.8%
City of Bristol, GO, BAN, 3.75%, 11/6/2025	35,000	35,043
City of New London Series A, GO, BAN, 4.00%, 3/12/2026	24,954	25,114
City of Torrington, GO, BAN, 4.00%, 3/12/2026	22,350	22,491
Connecticut Housing Finance Authority, Housing Mortgage Finance Program Series 2022, Subseries E-2, Rev., VRDO, GNMA / FNMA / FHLMC COLL, LOC : Sumitomo Mitsui Banking Corp., 2.73%, 9/8/2025 (b)	2,000	2,000
Connecticut State Health and Educational Facilities Authority, Yale University Series 2017A-2, Rev., VRDO, 2.37%, 9/8/2025 (b)	50,000	50,000
Tender Option Bond Trust Receipts/Certificates
Series 2017-YX1077, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	22,760	22,760
Series 2024-XG0558, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (b)	5,705	5,705
Series 2024-XX1346, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	10,400	10,400
Town of Manchester, GO, 4.00%, 2/12/2026	13,632	13,703
Town of Windham, GO, BAN, 4.00%, 9/26/2025	8,890	8,897
Total Connecticut		196,113
District of Columbia — 1.5%
Deutsche Bank Spears Series 2025-DB8211, Rev., VRDO, LIQ : Deutsche Bank AG, 2.76%, 9/8/2025 (a) (b)	4,750	4,750
District of Columbia Water and Sewer Authority, Subordinate Lien Series 2025 C-1, Rev., VRDO, LIQ : Bank of America NA, 3.80%, 9/2/2025 (b)	15,225	15,225
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-108, GO, VRDO, LOC : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	50,000	50,000
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF3133, Rev., VRDO, LOC : Barclays Bank plc, 4.05%, 9/2/2025 (a) (b)	40,000	40,000
Series 2022-ZL0319, Rev., VRDO, LIQ : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	10,000	10,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

District of Columbia — continued
Series 2025-CF7046, GO, VRDO, LIQ : Citibank NA, 2.76%, 9/8/2025 (a) (b)	17,360	17,360
Series 2025-XF8012, Rev., VRDO, LIQ : TD Bank NA, 2.76%, 9/8/2025 (a) (b)	8,000	8,000
Series 2025-XX1403, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	3,990	3,990
Series 2025-ZF3379, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	3,270	3,270
Series 2025-ZF3380, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	4,660	4,660
Total District of Columbia		157,255
Florida — 3.4%
Alachua County Housing Finance Authority, Multi-Family, Santa Fe Apartments Project Series 2008, Rev., VRDO, LOC : FNMA, 2.75%, 9/8/2025 (b)	1,350	1,350
County of Broward, Power and Light Co. Project, Rev., VRDO, 3.05%, 9/8/2025 (b)	43,600	43,600
County of Martin, Florida Power and Light Co., Project, Rev., VRDO, 2.88%, 9/8/2025 (b)	43,900	43,900
County of St. Lucie, Power and Light Co., Project, Rev., VRDO, 2.75%, 9/8/2025 (b)	20,000	20,000
Deutsche Bank Spears Series DB-8165, Rev., VRDO, LIQ : Deutsche Bank AG, 2.76%, 9/8/2025 (a) (b)	12,435	12,435
Florida Housing Finance Corp., Multi-Family Mortgage, Kings Terrace LLC Series 2013B, Rev., VRDO, LIQ : FHLMC, 2.73%, 9/8/2025 (b)	12,000	12,000
JEA Water and Sewer System Series 2008A-1, Rev., VRDO, LIQ : US Bank NA, 3.85%, 9/2/2025 (b)	3,810	3,810
Lee County Industrial Development Authority, Florida Power and Light Co., Project Series 2016B, Rev., AMT, VRDO, 2.90%, 9/8/2025 (b)	15,000	15,000
Miami-Dade County Industrial Development Authority, Florida Power and Light Co. Project
Series 2024A, Rev., AMT, VRDO, 2.90%, 9/8/2025 (b)	20,000	20,000
Series 2024B, Rev., AMT, VRDO, 2.90%, 9/8/2025 (b)	32,500	32,500
Orange County Health Facilities Authority, The Nemours Foundation Project
Series 2009C-1, Rev., VRDO, LOC : TD Bank NA, 2.77%, 9/8/2025 (b)	200	200
Series 2009C-2, Rev., VRDO, LOC : TD Bank NA, 2.77%, 9/8/2025 (b)	130	130
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Pinellas County Housing Finance Authority, Booker Creek Apartments, Rev., VRDO, LOC : FHLMC, 2.75%, 9/8/2025 (b)	3,770	3,770
Public Finance Authority
Series 2025-VRS202, Rev., VRDO, LOC : Bank of America NA, 4.00%, 9/2/2025 (a) (b)	40,000	40,000
Series 25-VRS214, Rev., VRDO, LOC : Bank of America NA, 2.79%, 9/8/2025 (a) (b)	16,660	16,660
Sumter County Industrial Development Authority, Solid Waste Disposal, American Cement Co., LLC Project, Rev., VRDO, LOC : Bank of America NA, 2.97%, 9/8/2025 (b)	6,350	6,350
Tender Option Bond Trust Receipts/Certificates
Series 2024-BAML6040, Rev., VRDO, LOC : Bank of America NA, 4.00%, 9/2/2025 (a) (b)	8,000	8,000
Series 2024-BAML6041, Rev., VRDO, LOC : Bank of America NA, 4.00%, 9/2/2025 (a) (b)	2,560	2,560
Series 2021-XG0345, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	1,775	1,775
Series 2022-XX1279, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	8,845	8,845
Series 2022-YX1182, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	22,105	22,105
Series 2023-XF3100, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	4,265	4,265
Series 2023-XM1155, Rev., VRDO, LOC : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	10,000	10,000
Series 2024-XL0548, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (b)	5,625	5,625
Series 2024-YX1350, Rev., VRDO, LOC : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	9,100	9,100
Series 2025-XM1210, Rev., VRDO, A.G., LOC : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	3,590	3,590
Series 2025-ZL0675, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (b)	3,335	3,335
Series 2025-CF7017, Rev., VRDO, LOC : Citibank NA, 2.85%, 9/8/2025 (a) (b)	4,590	4,590
Series 2025-CF7027, Rev., VRDO, LOC : Citibank NA, 2.85%, 9/8/2025 (a) (b)	9,515	9,515
Total Florida		365,010
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Georgia — 2.6%
Bartow-Cartersville Joint Development Authority, Hanwha Q Cells USA, Inc., Project Series 2023A, Rev., AMT, VRDO, LOC : Korea Development Bank, 3.01%, 9/8/2025 (a) (b)	222,000	222,000
Cobb County Kennestone Hospital Authority, Wellstar Health System, Inc., Project Series 2025A, Rev., VRDO, LOC : Bank of America NA, 2.83%, 9/8/2025 (b)	3,200	3,200
Deutsche Bank Spears Series 2025-DB8171, Rev., VRDO, LIQ : Deutsche Bank AG, 3.95%, 9/2/2025 (a) (b)	7,455	7,455
Development Authority of Monroe County (The), Florida Power and Light Co. Project, Rev., AMT, VRDO, 2.93%, 9/8/2025 (b)	30,000	30,000
Roswell Development Authority, Wellsatar Healthcare, Inc. Series 2025A, Rev., VRDO, LOC : Truist Bank, 3.90%, 9/2/2025 (b)	7,975	7,975
Tender Option Bond Trust Receipts/Certificates
Series 2025-BAML6042, Rev., VRDO, LOC : Bank of America NA, 4.00%, 9/2/2025 (a) (b)	8,220	8,220
Series 2024-XX1341, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	2,640	2,640
Total Georgia		281,490
Idaho — 0.0% ^
Tender Option Bond Trust Receipts/Certificates Series 2024-XG0565, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	150	150
Illinois — 4.7%
County of Kane, Glenwood School for Boys, Rev., VRDO, LOC : Northern Trust Co. (The), 2.93%, 9/8/2025 (b)	3,450	3,450
County of Lake, A L Hansen Manufacturing Co., Project, Rev., VRDO, LOC : BMO Harris Bank NA, 2.77%, 9/4/2025 (b)	140	140
Illinois Finance Authority, American Youth Hostels Project, Rev., VRDO, LOC : BMO Harris Bank NA, 2.73%, 9/8/2025 (b)	1,500	1,500
Illinois Finance Authority, University of Chicago Medical Center (The)
Series 2006E-2, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 2.75%, 9/8/2025 (b)	5,000	5,000
Series 2009E-1, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 2.75%, 9/8/2025 (b)	50,600	50,600
Illinois Finance Authority, University of Wesleyan, Rev., VRDO, LOC : PNC Bank NA, 2.80%, 9/8/2025 (b)	10,400	10,400
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	57

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Illinois Housing Development Authority, Alden Gardens Bloomingdale, Rev., VRDO, LOC : BMO Harris Bank NA, 2.73%, 9/8/2025 (b)	6,300	6,300
Illinois Housing Development Authority, Homeowner Mortgage Series C-3, Rev., AMT, VRDO, LIQ : FHLB, 2.85%, 9/8/2025 (b)	3,535	3,535
Public Finance Authority
Series 2025-VRS206, Rev., VRDO, LOC : Bank of America NA, 4.00%, 9/2/2025 (a) (b)	80,825	80,825
Series 2025-VRS207, Rev., VRDO, LOC : Bank of America NA, 4.00%, 9/2/2025 (a) (b)	147,800	147,800
Tender Option Bond Trust Receipts/Certificates
Series 2024-YX1338, GO, VRDO, LOC : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	3,960	3,960
Series 2025-XF1962, Rev., VRDO, LOC : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	4,000	4,000
Series 2020-XL0145, Rev., VRDO, LOC : Barclays Bank plc, 2.77%, 9/8/2025 (a) (b)	1,710	1,710
Series 2019-XL0105, GO, VRDO, LOC : Barclays Bank plc, 2.79%, 9/8/2025 (a) (b)	23,320	23,320
Series 2022-XF3042, GO, VRDO, LOC : Barclays Bank plc, 2.79%, 9/8/2025 (a) (b)	18,470	18,470
Series 2022-XF3045, GO, VRDO, LOC : Barclays Bank plc, 2.79%, 9/8/2025 (a) (b)	55,790	55,790
Series 2022-XX1264, GO, VRDO, LOC : Barclays Bank plc, 2.79%, 9/8/2025 (a) (b)	31,035	31,035
Series 2017-XG0108, Rev., VRDO, LOC : Barclays Bank plc, 2.81%, 9/8/2025 (a) (b)	62,300	62,300
Total Illinois		510,135
Indiana — 0.1%
Indiana Finance Authority, Parkview Health System, Inc. Series 2009D, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/2/2025 (b)	4,525	4,525
Tender Option Bond Trust Receipts/Certificates Series 2022-XX1220, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	9,750	9,750
Total Indiana		14,275
Iowa — 1.5%
Iowa Finance Authority, Chevron USA, Inc., Project Series 2024, Rev., AMT, VRDO, 3.95%, 9/2/2025 (b)	48,355	48,355
Iowa Finance Authority, CJ Bio America, Inc., Project, Rev., VRDO, LOC : Korea Development Bank, 3.00%, 9/8/2025 (a) (b)	117,800	117,800
Total Iowa		166,155
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Kansas — 0.1%
Kansas Development Finance Authority, KU Health System Series 2011J, Rev., VRDO, LOC : US Bank NA, 3.90%, 9/2/2025 (b)	5,550	5,550
Kentucky — 1.2%
Kentucky Economic Development Finance Authority, Goodwill Industries of Kentucky, Inc., Project, Rev., VRDO, LOC : PNC Bank NA, 2.70%, 9/8/2025 (b)	12,275	12,275
Kentucky Higher Education Student Loan Corp., Student Loan Series 2023-1A-1, Rev., AMT, VRDO, LOC : Bank of America NA, 2.93%, 9/8/2025 (b)	72,835	72,835
Public Finance Authority Series 2025-VRS203, Rev., VRDO, LOC : Bank of America NA, 4.00%, 9/2/2025 (a) (b)	39,000	39,000
Total Kentucky		124,110
Louisiana — 2.8%
East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project, Gulf Opportunity Zone
Series 2010, Rev., VRDO, 3.92%, 9/2/2025 (b)	73,640	73,640
Series 2010B, Rev., VRDO, 3.92%, 9/2/2025 (b)	78,350	78,350
Louisiana Public Facilities Authority, Chevron USA, Inc., Projects, Rev., AMT, VRDO, 3.95%, 9/2/2025 (b)	15,855	15,855
Louisiana Public Facilities Authority, Children Medical Center Project Series 2017B, Rev., VRDO, LOC : UBS AG, 2.73%, 9/8/2025 (b)	10,000	10,000
Public Finance Authority Series 2025-VRS209, Rev., VRDO, LOC : Bank of America NA, 4.00%, 9/2/2025 (a) (b)	75,000	75,000
State of Louisiana, Gasoline and Fuels Tax, Second Lien Series 2023A-1, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/2/2025 (b)	50,040	50,040
Tender Option Bond Trust Receipts/Certificates Series 2025-XF1971, Rev., VRDO, LOC : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	2,750	2,750
Total Louisiana		305,635
Maine — 0.1%
Tender Option Bond Trust Receipts/Certificates Series 2024-XX1348, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	5,500	5,500
Maryland — 0.4%
County of Montgomery Series 2017A, GO, 5.00%, 11/1/2025	500	502
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Maryland — continued
Deutsche Bank Spears Series 2025-DB-8177, GO, VRDO, LIQ : Deutsche Bank AG, 2.76%, 9/8/2025 (a) (b)	3,865	3,865
Tender Option Bond Trust Receipts/Certificates
Series 2024-BAML6033, Rev., VRDO, LOC : Bank of America NA, 4.05%, 9/2/2025 (a) (b)	16,125	16,125
Series 2024-BAML6034, Rev., VRDO, LOC : Bank of America NA, 4.05%, 9/2/2025 (a) (b)	10,100	10,100
Series 2024-BAML6035, Rev., VRDO, LOC : Bank of America NA, 4.05%, 9/2/2025 (a) (b)	5,510	5,510
Series 2024-XF3258, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (b)	10,445	10,445
Total Maryland		46,547
Massachusetts — 1.5%
City of Somerville, GO, BAN, 4.00%, 2/20/2026	14,200	14,278
City of Waltham, GO, BAN, 3.75%, 6/18/2026	15,543	15,639
City of Westfield Series A, GO, BAN, 4.00%, 6/4/2026	15,956	16,073
Dennis-Yarmouth Regional School District, GO, BAN, 3.75%, 11/14/2025	12,000	12,017
Deutsche Bank Spears
Series 2025-DB8199, Rev., VRDO, LIQ : Deutsche Bank AG, 2.84%, 9/2/2025 (a) (b)	5,935	5,935
Series 2025-DB-8154, GO, VRDO, LIQ : Deutsche Bank AG, 2.76%, 9/8/2025 (a) (b)	6,790	6,790
Massachusetts Health and Educational Facilities Authority, Capital Asset Program Series 2002M-2, Rev., VRDO, LOC : Bank of America NA, 2.72%, 9/8/2025 (b)	220	220
Northborough-Southborough Regional School District, GO, BAN, 3.75%, 7/23/2026	7,500	7,556
Public Finance Authority Series 202A, Rev., VRDO, LOC : Bank of America NA, 4.00%, 9/2/2025 (a) (b)	5,000	5,000
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-148, GO, VRDO, LOC : Royal Bank of Canada, 2.76%, 9/4/2025 (a) (b)	10,000	10,000
Tender Option Bond Trust Receipts/Certificates Series 2024-XF3218, Rev., VRDO, LOC : Barclays Bank plc, 4.05%, 9/2/2025 (a) (b)	9,275	9,275
Town of Braintree, GO, BAN, 4.00%, 2/26/2026	1,190	1,196
Town of Hatfield, GO, BAN, 4.00%, 10/31/2025	6,158	6,169
Town of Needham, GO, BAN, 3.50%, 10/30/2025	11,126	11,136
Town of Plymouth, GO, BAN, 4.00%, 4/24/2026	16,175	16,292
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Massachusetts — continued
Town of Sharon, GO, BAN, 4.00%, 2/20/2026	6,000	6,033
Town of Southbridge, GO, BAN, 4.00%, 5/28/2026	9,127	9,192
Town of West Springfield, GO, BAN, 4.00%, 6/18/2026	14,196	14,307
Total Massachusetts		167,108
Michigan — 0.7%
Michigan Finance Authority Series 2025A-1, Rev., 5.00%, 7/20/2026	3,600	3,669
Michigan Strategic Fund, Chevron USA, Inc., Project Series 2024, Rev., VRDO, 3.95%, 9/2/2025 (b)	11,050	11,050
RIB Floater Trust Various States Series 2025-001, Rev., VRDO, LOC : Barclays Bank plc, 2.98%, 10/3/2025 (a) (b)	14,385	14,385
Tender Option Bond Trust Receipts/Certificates
Series 2024-XL0573, Rev., VRDO, LIQ : UBS AG, 3.88%, 9/2/2025 (a) (b)	3,565	3,565
Series 2018-ZF2716, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (b)	3,615	3,615
Series 2023-XM1130, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	14,250	14,250
Series 2023-YX1320, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	14,130	14,130
Series 2024-XF3221, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	1,755	1,755
Series 2025-XF1967, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	4,940	4,940
Total Michigan		71,359
Minnesota — 0.9%
City of Minneapolis Series 2020, GO, 3.00%, 12/1/2025	4,740	4,739
City of Rochester, Health Care Facilities, Mayo Clinic Series 2008A, Rev., VRDO, 2.65%, 9/8/2025 (b)	30,000	30,000
County of Hennepin Series 2020A, GO, 5.00%, 12/1/2025	1,000	1,006
Minnesota Housing Finance Agency, Residential Housing Finance
Series 2017F, Rev., AMT, VRDO, GNMA / FNMA / FHLMC, LIQ : Royal Bank of Canada, 2.73%, 9/8/2025 (b)	3,760	3,760
Series 2016F, Rev., AMT, VRDO, GNMA / FNMA / FHLMC COLL, LIQ : FHLB, 2.78%, 9/8/2025 (b)	33,945	33,945
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	59

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Minnesota — continued
Tender Option Bond Trust Receipts/Certificates
Series 2024-BAML6027, Rev., VRDO, LOC : Bank of America NA, 4.00%, 9/2/2025 (a) (b)	8,600	8,600
Series 2025-XF1876, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (b)	1,435	1,435
Series 2023-XG0523, Rev., VRDO, LOC : Barclays Bank plc, 2.77%, 9/8/2025 (a) (b)	9,665	9,665
Series 2023-BAML6016, Rev., VRDO, LOC : Bank of America NA, 2.85%, 9/8/2025 (a) (b)	3,900	3,900
Total Minnesota		97,050
Mississippi — 1.8%
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project
Series 2007B, Rev., VRDO, 3.75%, 9/2/2025 (b)	7,525	7,525
Series 2007C, Rev., VRDO, 3.75%, 9/2/2025 (b)	14,940	14,940
Series 2007E, Rev., VRDO, 3.75%, 9/2/2025 (b)	4,640	4,640
Series 2009A, Rev., VRDO, 3.75%, 9/2/2025 (b)	20,635	20,635
Series 2009B, Rev., VRDO, 3.75%, 9/2/2025 (b)	15,295	15,295
Series 2009C, Rev., VRDO, 3.75%, 9/2/2025 (b)	13,900	13,900
Series 2009E, Rev., VRDO, 3.75%, 9/2/2025 (b)	4,890	4,890
Series 2009F, Rev., VRDO, 3.75%, 9/2/2025 (b)	9,230	9,230
Series 2009G, Rev., VRDO, 3.75%, 9/2/2025 (b)	5,100	5,100
Series 2010I, Rev., VRDO, 3.75%, 9/2/2025 (b)	17,350	17,350
Series 2011G, Rev., VRDO, 3.75%, 9/2/2025 (b)	9,040	9,040
Series 2007A, Rev., VRDO, 3.90%, 9/2/2025 (b)	14,450	14,450
Series 2007D, Rev., VRDO, 3.90%, 9/2/2025 (b)	9,700	9,700
Series 2009D, Rev., VRDO, 3.90%, 9/2/2025 (b)	4,700	4,700
Series 2010J, Rev., VRDO, 3.90%, 9/2/2025 (b)	35,400	35,400
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Mississippi — continued
Series 2011F, Rev., VRDO, 3.90%, 9/2/2025 (b)	2,400	2,400
Mississippi Development Bank, Jackson County Industrial Water System Project Series 2009, Rev., VRDO, 3.75%, 9/2/2025 (b)	2,080	2,080
Tender Option Bond Trust Receipts/Certificates Series 2023-XG0546, COP, VRDO, LOC : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	1,540	1,540
Total Mississippi		192,815
Missouri — 1.0%
Industrial Development Authority of the City of St. Louis Missouri (The), St. Luke's Preservation Partners LP, Rev., VRDO, LOC : FHLMC, 2.75%, 9/8/2025 (b)	1,550	1,550
Missouri Development Finance Board, Nelson Gallery Foundation (The) Series 2008-A, Rev., VRDO, LIQ : US Bank NA, 3.75%, 9/2/2025 (b)	2,950	2,950
Missouri Development Finance Board, St. Louis Convention Center Hotel Garage Project Series 2020C, Rev., VRDO, LOC : US Bank NA, 3.90%, 9/2/2025 (b)	2,460	2,460
RBC Municipal Products, Inc. Trust, Floater Certificates
Series 2022-E154, Rev., VRDO, LOC : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	21,600	21,600
Series C-23, Rev., VRDO, LOC : Royal Bank of Canada, 2.77%, 9/8/2025 (a) (b)	12,000	12,000
Series C-16, Rev., VRDO, LOC : Royal Bank of Canada, 2.78%, 9/8/2025 (a) (b)	43,250	43,250
Tender Option Bond Trust Receipts/Certificates
Series 2022-XG0382, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	10,640	10,640
Series 2024-ZF1744, Rev., VRDO, LOC : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	3,445	3,445
Series 2022-YX1193, Rev., VRDO, LOC : Barclays Bank plc, 2.77%, 9/8/2025 (a) (b)	6,605	6,605
Total Missouri		104,500
Montana — 0.1%
Tender Option Bond Trust Receipts/Certificates Series 2025-XF3447, Rev., VRDO, LOC : Barclays Bank plc, 4.00%, 9/2/2025 (a) (b)	10,000	10,000
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Nebraska — 0.2%
Tender Option Bond Trust Receipts/Certificates
Series 2025-XX1431, Rev., VRDO, LIQ : Barclays Bank plc, 3.88%, 9/2/2025 (a) (b)	10,975	10,975
Series 2023-ZF3191, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.75%, 9/8/2025 (a) (b)	6,675	6,675
Total Nebraska		17,650
Nevada — 0.2%
Tender Option Bond Trust Receipts/Certificates
Series 2025-XL0660, GO, VRDO, LIQ : Bank of America NA, 3.98%, 9/2/2025 (a) (b)	6,375	6,375
Series 2023-XF3103, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (b)	6,660	6,660
Series 2025-XF1954, GO, VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (b)	2,900	2,900
Series 2025-XG0627, GO, VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (b)	5,135	5,135
Series 2025-ZF3413, GO, VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (b)	5,000	5,000
Total Nevada		26,070
New Hampshire — 1.0%
City of Manchester Series 2024-1, GO, BAN, 3.75%, 11/14/2025	28,300	28,339
City of Portsmouth, GO, BAN, 4.25%, 6/18/2026	7,131	7,200
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-157, Rev., VRDO, LOC : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	50,925	50,925
Tender Option Bond Trust Receipts/Certificates Series 2022-YX1190, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	21,715	21,715
Total New Hampshire		108,179
New Jersey — 4.0%
Borough of Fairview, GO, BAN, 4.00%, 8/21/2026	14,468	14,666
Borough of Raritan Series 2025A, GO, BAN, 4.00%, 7/8/2026	11,558	11,650
Borough of South Plainfield Series 2025A, GO, BAN, 4.00%, 4/9/2026	8,866	8,923
Borough of South River, General Improvement water Utility Series 2024A, GO, BAN, 4.00%, 12/10/2025	10,843	10,873
Borough of Woodland Park, GO, BAN, 4.00%, 4/30/2026	9,840	9,881
City of Cape May, GO, BAN, 3.75%, 9/11/2025	15,214	15,217
City of East Orange, GO, BAN, 3.50%, 10/16/2025	25,406	25,424
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — continued
City of Linden, GO, BAN, 4.00%, 6/12/2026	10,927	11,009
City of Ocean City, GO, BAN, 3.75%, 10/14/2025	30,000	30,033
City of Woodbury, Capital Improvement Water and Sewer Utility Series 2024A, GO, BAN, 3.75%, 12/11/2025	5,500	5,513
RIB Floater Trust Various States Series 20, Rev., VRDO, LIQ : Barclays Bank plc, 2.79%, 9/8/2025 (a) (b)	37,200	37,200
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF1480, Rev., VRDO, LOC : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	5,440	5,440
Series 2023-XL0470, Rev., VRDO, LOC : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	5,185	5,185
Series 2025-CF7019, Rev., VRDO, LOC : Citibank NA, 2.83%, 9/8/2025 (a) (b)	9,935	9,935
Series 2024-CF7010, Rev., VRDO, LOC : Citibank NA, 2.85%, 9/8/2025 (a) (b)	7,920	7,920
Town of Phillipsburg, GO, BAN, 4.00%, 10/28/2025	16,505	16,530
Township of Berkeley Series 2025B, GO, BAN, 4.00%, 8/20/2026	18,549	18,803
Township of Bordentown, GO, BAN, 4.00%, 3/27/2026	25,000	25,154
Township of Branchburg Series 2024B, GO, BAN, 3.75%, 10/8/2025	12,600	12,611
Township of Bridgewater, Water Utility Series 2025A, GO, BAN, 4.00%, 7/29/2026	24,476	24,724
Township of Hamilton Series 2024B, GO, BAN, 3.50%, 10/9/2025	25,000	25,018
Township of Hillsborough Series 2024B, GO, BAN, 4.00%, 11/13/2025	13,225	13,250
Township of Monroe Series 2024A, GO, BAN, 4.00%, 9/9/2025	13,863	13,866
Township of Robbinsville Series 2025A, GO, BAN, 4.00%, 7/8/2026	4,074	4,106
Township of South Orange Village, GO, BAN, 4.00%, 6/24/2026	32,805	33,076
Township of Verona Series 2025A, GO, BAN, 4.00%, 2/26/2026	15,062	15,146
Township of Voorhees Series 2024A, GO, BAN, 4.00%, 9/23/2025	18,337	18,350
Total New Jersey		429,503
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	61

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Mexico — 0.0% ^
County of Sandoval, Multi-Family Sandoval Flats Project Series 2024A, Rev., VRDO, LOC : Barclays Bank plc, 2.80%, 9/8/2025 (b)	1,670	1,670
University of New Mexico (The), Subordinate Lien System Series 2002C, Rev., VRDO, LIQ : US Bank NA, 2.70%, 9/8/2025 (b)	2,500	2,500
Total New Mexico		4,170
New York — 13.8%
City of New York, Fiscal Year 2013 Series 2013, Subseries A-2, GO, VRDO, LOC : Mizuho Bank Ltd., 3.90%, 9/2/2025 (b)	9,330	9,330
City of New York, Fiscal Year 2014 Series 2014D-4, GO, VRDO, LOC : TD Bank NA, 3.90%, 9/2/2025 (b)	15,795	15,795
City of New York, Fiscal Year 2017 Series 2017A-7, GO, VRDO, LOC : BMO Harris Bank NA, 3.97%, 9/2/2025 (b)	5,200	5,200
City of New York, Fiscal Year 2022
Series 2022D, Subseries D-3, GO, VRDO, LIQ : State Street Bank & Trust Co., 3.90%, 9/2/2025 (b)	13,600	13,600
Subseries D-4, GO, VRDO, LIQ : State Street Bank & Trust Co., 3.95%, 9/2/2025 (b)	36,050	36,050
City of New York, Fiscal Year 2023
Series 2023A, Subseries A-3, GO, VRDO, LIQ : Bank of Montreal, 3.90%, 9/2/2025 (b)	56,505	56,505
Series 2023A, Subseries A-4, GO, VRDO, LIQ : TD Bank NA, 3.90%, 9/2/2025 (b)	6,390	6,390
City of New York, Fiscal Year 2025 Series 2025, Subseries G-3, GO, VRDO, LIQ : TD Bank NA, 3.90%, 9/2/2025 (b)	24,700	24,700
Deutsche Bank Spears
Series 2024-DB-8147, Rev., VRDO, LIQ : Deutsche Bank AG, 3.85%, 9/2/2025 (a) (b)	9,815	9,815
Series DB-8151, Rev., VRDO, LIQ : Deutsche Bank AG, 2.76%, 9/8/2025 (a) (b)	7,355	7,355
Falconer Central School District, GO, BAN, 4.00%, 7/15/2026	14,750	14,874
Hamburg Central School District, GO, BAN, 4.00%, 5/28/2026	35,125	35,351
Long Island Power Authority, Electric System Series 2025C, Rev., VRDO, LOC : Royal Bank of Canada, 2.75%, 9/8/2025 (b)	25,000	25,000
Medina Central School District, GO, BAN, 4.00%, 6/25/2026	31,607	31,845
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Metropolitan Transportation Authority Dedicated Tax Fund Series 2008A-2A, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/2/2025 (b)	1,065	1,065
Nassau County Industrial Development Agency, Cold Spring Harbor Laboratory Project Series 2006, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/2/2025 (b)	100	100
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2014 Series 2014AA-4, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.90%, 9/2/2025 (b)	3,800	3,800
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2025 Series 2025, Subseries EE-2, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/2/2025 (b)	19,300	19,300
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Series 2009BB-2, Rev., VRDO, LIQ : UBS AG, 3.90%, 9/2/2025 (b)	33,025	33,025
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2010 Series 2010CC, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.90%, 9/2/2025 (b)	34,660	34,660
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2011
Series DD-3A, Rev., VRDO, LIQ : US Bank NA, 3.85%, 9/2/2025 (b)	15,360	15,360
Series DD-1, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/2/2025 (b)	49,160	49,160
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2014 Series AA-5, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.90%, 9/2/2025 (b)	68,755	68,755
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series 2015BB-3, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 2.73%, 9/8/2025 (b)	9,750	9,750
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2017 Series 2017BB, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.70%, 9/2/2025 (b)	10,420	10,420
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2021 Series 2021, Subseries EE2, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.85%, 9/2/2025 (b)	15,000	15,000
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015 Series A-4, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.70%, 9/2/2025 (b)	10,000	10,000
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018 Series 2018C-7, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/2/2025 (b)	58,650	58,650
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series B-5, Rev., VRDO, LIQ : US Bank NA, 3.85%, 9/2/2025 (b)	10,225	10,225
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023
Series 2023, Subseries A-2, Rev., VRDO, LIQ : UBS AG, 3.90%, 9/2/2025 (b)	83,450	83,450
Series 2023, Subseries A-3, Rev., VRDO, LIQ : Bank of New York Mellon (The), 3.95%, 9/2/2025 (b)	12,300	12,300
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025
Series 2025H, Subseries H-1, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/2/2025 (b)	46,000	46,000
Series 2025 Subseries C-4, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 2.74%, 9/8/2025 (b)	69,360	69,360
Port Byron Central School District, GO, BAN, 3.75%, 6/26/2026	13,845	13,927
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E-118, GO, VRDO, LOC : Royal Bank of Canada, 3.95%, 9/2/2025 (a) (b)	37,500	37,500
Series 2018-E129, Rev., VRDO, LOC : Royal Bank of Canada, 2.76%, 9/4/2025 (a) (b)	35,000	35,000
Series E-146, Rev., VRDO, LOC : Royal Bank of Canada, 2.76%, 9/4/2025 (a) (b)	43,050	43,050
Series E-86, GO, VRDO, LOC : Royal Bank of Canada, 2.76%, 9/4/2025 (a) (b)	19,165	19,165
Series E-87, GO, VRDO, LOC : Royal Bank of Canada, 2.76%, 9/4/2025 (a) (b)	14,600	14,600
Series E-88, GO, VRDO, LOC : Royal Bank of Canada, 2.76%, 9/4/2025 (a) (b)	25,835	25,835
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 2025-E-166, GO, VRDO, LOC : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	17,000	17,000
Series E-159, GO, VRDO, LOC : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	62,050	62,050
Rome City School District, GO, BAN, 4.00%, 6/25/2026	17,198	17,334
Sachem Central School District, GO, TAN, 3.75%, 6/25/2026 (c)	72,000	72,715
Sherburne Earlville Central School District, GO, BAN, 4.00%, 7/16/2026	26,520	26,740
South Jefferson Central School District, GO, BAN, 4.00%, 6/26/2026	17,475	17,621
South Lewis Central School District, GO, BAN, 4.00%, 7/24/2026	15,000	15,136
Tender Option Bond Trust Receipts/Certificates
Series 2025-ZF3418, GO, VRDO, LIQ : Morgan Stanley Bank NA, 2.75%, 9/8/2025 (a) (b)	5,000	5,000
Series 2022-XF1444, GO, VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (b)	3,750	3,750
Series 2022-XM1009, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (b)	4,445	4,445
Series 2023-XF0524, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	4,110	4,110
Series 2023-XF1507, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (b)	11,110	11,110
Series 2023-XF1644, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (b)	6,470	6,470
Series 2023-XL0434, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (b)	9,025	9,025
Series 2023-XL0441, GO, VRDO, LIQ : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	3,800	3,800
Series 2025-XF1882, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (b)	3,000	3,000
Series 2025-XF1932, Rev., VRDO, LIQ : TD Bank NA, 2.76%, 9/8/2025 (a) (b)	2,000	2,000
Series 2025-XF1942, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (b)	3,520	3,520
Series 2025-XF1967, GO, VRDO, LIQ : TD Bank NA, 2.76%, 9/8/2025 (a) (b)	2,000	2,000
Series 2025-XF3320, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	400	400
Series 2025-XF3438, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (b)	3,375	3,375
Series 2025-XF3456, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (b)	5,000	5,000
Series 2025-XM1261, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (b)	2,500	2,500
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	63

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2025-XM1262, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (b)	1,250	1,250
Town of Colonie Series 2025A, GO, BAN, 4.00%, 3/6/2026	2,507	2,522
Town of Oyster Bay, GO, BAN, 4.00%, 8/21/2026	99,845	101,262
Union Endicott Central School District, GO, BAN, 4.00%, 6/26/2026	19,843	20,000
Yorkshire-Pioneer Central School District, GO, BAN, 4.00%, 6/18/2026	32,151	32,391
Total New York		1,486,793
North Carolina — 0.3%
North Carolina Housing Finance Agency, Homeownership-1998 Trust Series 52-C, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 3.90%, 9/2/2025 (b)	4,190	4,190
Person County Industrial Facilities and Pollution Control Financing Authority, Recovery Zone Facility, Certainteed Gypsum, Inc., Rev., VRDO, LOC : Credit Industriel et Commercial, 2.80%, 9/8/2025 (b)	23,985	23,985
Total North Carolina		28,175
Ohio — 1.9%
Akron City School District, Unlimited Tax, GO, 4.00%, 8/6/2026	5,350	5,406
City of Sidney, Limited Tax Various Purpose, GO, BAN, 3.75%, 10/8/2025	20,620	20,639
Cleveland-Cuyahoga County Port Authority, Museum of Natural History Project Series 2005B, Rev., VRDO, LIQ : PNC Bank NA, 2.70%, 9/8/2025 (b)	5,750	5,750
Ohio State University (The) Series 2023A-1, Rev., VRDO, 2.75%, 9/8/2025 (b)	9,335	9,335
Ohio Water Development Authority, Water Pollution Control Loan Fund Series 2024C, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/2/2025 (b)	8,230	8,230
Public Finance Authority Series 2025-VRS210, Rev., VRDO, LOC : Bank of America NA, 4.00%, 9/2/2025 (a) (b)	5,000	5,000
RBC Municipal Products, Inc. Trust, Floater Certificates
Series 2019-E134, Rev., VRDO, LOC : Royal Bank of Canada, 2.76%, 9/4/2025 (a) (b)	20,280	20,280
Series E132, Rev., VRDO, LOC : Royal Bank of Canada, 2.76%, 9/4/2025 (a) (b)	42,350	42,350
Series C-18, Rev., VRDO, LOC : Royal Bank of Canada, 2.77%, 9/8/2025 (a) (b)	8,000	8,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued
State of Ohio Series 2018-1, Rev., 5.00%, 12/15/2025	945	952
State of Ohio, Cleveland Clinic Health System Series 2019E, Rev., VRDO, LIQ : PNC Bank NA, 3.75%, 9/2/2025 (b)	6,650	6,650
Tender Option Bond Trust Receipts/Certificates
Series 2024-XG0570, Rev., VRDO, LOC : Barclays Bank plc, 4.05%, 9/2/2025 (a) (b)	9,470	9,470
Series 2024-XG0586, Rev., VRDO, LOC : Barclays Bank plc, 4.05%, 9/2/2025 (a) (b)	39,590	39,590
Series 2022-XX1247, Rev., VRDO, LOC : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	11,250	11,250
Series 2023-XG0507, Rev., VRDO, LIQ : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	2,800	2,800
Series 2024-XL0553, Rev., VRDO, A.G., LOC : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	3,635	3,635
Series 2024-XM1198, Rev., VRDO, LIQ : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	5,625	5,625
Series 2025-XM1208, GO, VRDO, LIQ : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	5,200	5,200
Total Ohio		210,162
Oklahoma — 0.3%
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-140, Rev., VRDO, LOC : Royal Bank of Canada, 2.76%, 9/4/2025 (a) (b)	24,405	24,405
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF1572, Rev., VRDO, LIQ : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	2,220	2,220
Series 2025-XF3305, Rev., VRDO, A.G., LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	2,000	2,000
Total Oklahoma		28,625
Oregon — 0.2%
RIB Floater Trust Various States Series 2025-003, Rev., VRDO, LOC : Barclays Bank plc, 3.03%, 9/4/2025 (a) (b)	15,000	15,000
Tender Option Bond Trust Receipts/Certificates Series 2025-XF1929, GO, VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (b)	4,000	4,000
Total Oregon		19,000
Other — 0.4%
Tender Option Bond Trust Receipts/Certificates
Series 2024-CF7004, Rev., VRDO, LOC : Citibank NA, 2.85%, 9/8/2025 (a) (b)	20,000	20,000
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Other — continued
Series 2024-CF7008, Rev., VRDO, LOC : Citibank NA, 2.85%, 9/8/2025 (a) (b)	15,000	15,000
Series 2024-CF7009, Rev., VRDO, LOC : Citibank NA, 2.85%, 9/8/2025 (a) (b)	7,475	7,475
Total Other		42,475
Pennsylvania — 0.9%
Commonwealth of Pennsylvania Series 2022-1, GO, 5.00%, 10/1/2025	500	501
Delaware Valley Regional Finance Authority, Local Government Series 2024B, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/2/2025 (b)	2,500	2,500
Deutsche Bank Spears Series DB-8161, Rev., VRDO, LOC : Deutsche Bank AG, 4.15%, 9/2/2025 (a) (b)	19,950	19,950
Montgomery County Redevelopment Authority, Multi-Family Housing, Brookside Manors Apartments Project Series 2001A, Rev., VRDO, LOC : FNMA, 2.73%, 9/8/2025 (b)	12,610	12,610
Montgomery County Redevelopment Authority, Multi-Family Housing, Kingswood Apartments Project Series 2001A, Rev., VRDO, LOC : FNMA, 2.76%, 9/8/2025 (b)	12,120	12,120
RIB Floater Trust Various States Series 2022-044, Rev., VRDO, LIQ : Barclays Bank plc, 3.88%, 9/2/2025 (a) (b)	3,640	3,640
Tender Option Bond Trust Receipts/Certificates
Series 2024-XG0594, Rev., VRDO, LIQ : UBS AG, 3.88%, 9/2/2025 (a) (b)	2,330	2,330
Series 2024-XG0595, Rev., VRDO, LIQ : UBS AG, 3.88%, 9/2/2025 (a) (b)	3,500	3,500
Series 025-ZF3407, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (b)	3,500	3,500
Series 2023-ZF3186, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	2,600	2,600
Series 2024-XF1700, Rev., VRDO, LIQ : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	10,260	10,260
Series 2024-ZF1772, Rev., VRDO, A.G., LOC : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	3,580	3,580
Series 2025-XF1939, Rev., VRDO, A.G. - CR, LOC : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	6,855	6,855
Series 2025-XF3344, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	2,000	2,000
Series 2025-XX1404, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	12,375	12,375
Total Pennsylvania		98,321
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Rhode Island — 0.0% ^
Rhode Island Health and Educational Building Corp., Educational Institution, International Institute of Rhode Island, Rev., VRDO, LOC : Bank of America NA, 2.83%, 9/8/2025 (b)	810	810
South Carolina — 0.7%
Lexington and Richland School District No. 5 Series 2025B, GO, SCSDE, 3.75%, 2/27/2026	15,000	15,061
Public Finance Authority Series 2025-VRS208, Rev., VRDO, LOC : Bank of America NA, 4.00%, 9/2/2025 (a) (b)	49,200	49,200
South Carolina Jobs-Economic Development Authority, Prisma Health Obligated Group Series 2018C, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/2/2025 (b)	10,000	10,000
Total South Carolina		74,261
Tennessee — 0.3%
Deutsche Bank Spears Series 2025-DB8180, GO, VRDO, LIQ : Deutsche Bank AG, 2.76%, 9/8/2025 (a) (b)	8,440	8,440
Tender Option Bond Trust Receipts/Certificates
Series 2022-XL0369, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (b)	10,000	10,000
Series 2018-XF2576, Rev., VRDO, LOC : Barclays Bank plc, 2.77%, 9/8/2025 (a) (b)	10,335	10,335
Total Tennessee		28,775
Texas — 4.3%
City of Austin, Texas Hotel Occupancy Tax, Subordinate Lien
Series 2008A, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 2.73%, 9/8/2025 (b)	12,700	12,700
Series 2008-B, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 2.74%, 9/8/2025 (b)	150	150
City of Plano, GO, 3.00%, 9/1/2025	1,000	1,000
Collin County Housing Finance Corp., Multi-Family Housing, Huntington Apartments Project, Rev., VRDO, LOC : Northern Trust Co. (The), 2.80%, 9/4/2025 (b)	12,305	12,305
Dallas-Fort Worth International Airport Facility Improvement Corp., United Parcel SVC, Inc., Rev., VRDO, 3.93%, 9/2/2025 (b)	7,825	7,825
Deutsche Bank Spears
Series 2025-DBE8158, Rev., VRDO, LOC : Deutsche Bank AG, 4.15%, 9/2/2025 (a) (b)	12,435	12,435
Series 2025-DB-8156, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 2.76%, 9/8/2025 (a) (b)	5,645	5,645
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	65

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Series 2025-DB8198, GO, VRDO, LIQ : Deutsche Bank AG, 2.76%, 9/8/2025 (a) (b)	5,935	5,935
Series DB-8186, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 2.76%, 9/8/2025 (a) (b)	3,165	3,165
Series DB-8187, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 2.76%, 9/8/2025 (a) (b)	4,000	4,000
Series DB-8212, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 2.76%, 9/8/2025 (a) (b)	11,870	11,870
Gulf Coast Authority, American Acryl LP Project, Rev., AMT, VRDO, LOC : Bank of Tokyo-Mitsubishi UFJ Ltd., 2.78%, 9/8/2025 (b)	12,000	12,000
Gulf Coast Authority, Waste Disposal Environmental Facilities, ExxonMobil Project, Rev., VRDO, 3.98%, 9/2/2025 (b)	1,525	1,525
Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project
Rev., VRDO, 3.95%, 9/2/2025 (b)	2,055	2,055
Rev., VRDO, 3.95%, 9/2/2025 (b)	3,220	3,220
Lubbock Independent School District Series 2005A, GO, VRDO, PSF-GTD, LIQ : Wells Fargo Bank NA, 2.78%, 9/8/2025 (b)	6,965	6,965
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E-149, Rev., VRDO, LOC : Royal Bank of Canada, 2.76%, 9/4/2025 (a) (b)	9,800	9,800
Series E-150, Rev., VRDO, LOC : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	5,000	5,000
RIB Floater Trust Various States Series 2025-1004, Rev., VRDO, LOC : Barclays Bank plc, 3.08%, 10/3/2025 (a) (b)	4,975	4,975
San Antonio Water System, Subordinate Lien Series 2024A, Rev., VRDO, LIQ : Truist Bank, 3.90%, 9/2/2025 (b)	82,335	82,335
State of Texas, GO, 5.00%, 10/1/2025	550	551
Tender Option Bond Trust Receipts/Certificates
Series 2024-XF3272, Rev., VRDO, LIQ : UBS AG, 3.88%, 9/2/2025 (a) (b)	2,800	2,800
Series 2025-BAML6036, Rev., VRDO, LOC : Bank of America NA, 4.00%, 9/2/2025 (a) (b)	7,560	7,560
Series 2025-BAML6043, Rev., VRDO, LOC : Bank of America NA, 4.00%, 9/2/2025 (a) (b)	7,050	7,050
Series 2024-XG0588, Rev., VRDO, LOC : Barclays Bank plc, 4.05%, 9/2/2025 (a) (b)	7,450	7,450
Series 2025-XG0610, Rev., VRDO, LOC : Barclays Bank plc, 4.05%, 9/2/2025 (a) (b)	20,210	20,210
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Series 2023-XG0535, Rev., VRDO, LIQ : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	8,000	8,000
Series 2023-XL0446, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	5,905	5,905
Series 2023-XM1105, Rev., VRDO, A.G., LOC : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	6,265	6,265
Series 2025-CF7036, GO, VRDO, LIQ : Citibank NA, 2.76%, 9/8/2025 (a) (b)	11,625	11,625
Series 2025-XF1997, GO, VRDO, PSF-GTD, LIQ : TD Bank NA, 2.76%, 9/8/2025 (a) (b)	2,650	2,650
Series 2025-XF3414, GO, VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	2,665	2,665
Series 2025-XG0616, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (b)	1,600	1,600
Series 2025-XG0622, GO, VRDO, PSF-GTD, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (b)	4,000	4,000
Series 2025-XL0593, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (b)	5,000	5,000
Series 2025-XL0668, GO, VRDO, PSF-GTD, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (b)	4,330	4,330
Series 2025-ZL0661, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	1,360	1,360
Series 2025-ZL0662, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	1,640	1,640
Series 2025-XF1902, GO, VRDO, LIQ : TD Bank NA, 2.77%, 9/8/2025 (a) (b)	7,685	7,685
Series 2023-XL0455, GO, VRDO, LIQ : Wells Fargo Bank NA, 2.78%, 9/8/2025 (a) (b)	7,435	7,435
Series 2023-BAML6013, Rev., VRDO, LOC : Bank of America NA, 2.86%, 9/8/2025 (a) (b)	7,200	7,200
Texas Department of Transportation State Highway Fund, First Tier Series 2014-B, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 2.75%, 9/8/2025 (b)	131,975	131,975
Total Texas		459,861
Virginia — 0.5%
City of Norfolk Series 2007, GO, VRDO, LIQ : Bank of America NA, 2.73%, 9/8/2025 (b)	1,565	1,565
Public Finance Authority Series 2025-VRS204, Rev., VRDO, LOC : Bank of America NA, 2.79%, 9/8/2025 (a) (b)	33,725	33,725
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Virginia — continued
RBC Municipal Products, Inc. Trust, Floater Certificates Series 2022C-20, Rev., VRDO, LOC : Royal Bank of Canada, 2.77%, 9/8/2025 (a) (b)	6,000	6,000
Roanoke Economic Development Authority, Carilion Health System Obligated Group Series 2020B, Rev., VRDO, LIQ : PNC Bank NA, 2.70%, 9/8/2025 (b)	2,065	2,065
Tender Option Bond Trust Receipts/Certificates
Series 2024-BAML6039, Rev., VRDO, LOC : Bank of America NA, 4.05%, 9/2/2025 (a) (b)	7,560	7,560
Series 2024-XX1356, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	3,950	3,950
Series 2018-XF0606, Rev., VRDO, LIQ : Bank of America NA, 2.79%, 9/8/2025 (a) (b)	1,705	1,705
Total Virginia		56,570
Washington — 0.5%
City of Seattle, Municipal Light and Power Series 2023B, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/2/2025 (b)	18,800	18,800
Deutsche Bank Spears
Series 2025-DB8163, GO, VRDO, LIQ : Deutsche Bank AG, 2.76%, 9/8/2025 (a) (b)	11,875	11,875
Series DB-8162, GO, VRDO, LIQ : Deutsche Bank AG, 2.76%, 9/8/2025 (a) (b)	9,495	9,495
RIB Floater Trust Various States Series 2025-1000, Rev., VRDO, LIQ : Barclays Bank plc, 2.81%, 9/8/2025 (a) (b)	4,875	4,875
Tender Option Bond Trust Receipts/Certificates
Series 2025-ZF1963, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (b)	3,750	3,750
Series 025-XF1955, Rev., VRDO, LIQ : TD Bank NA, 2.77%, 9/8/2025 (a) (b)	8,000	8,000
Total Washington		56,795
Wisconsin — 1.5%
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF3117, Rev., VRDO, LOC : Barclays Bank plc, 4.05%, 9/2/2025 (a) (b)	18,385	18,385
Series 2024-XG0571, Rev., VRDO, LOC : Barclays Bank plc, 4.05%, 9/2/2025 (a) (b)	8,995	8,995
Series 2024-XG0576, Rev., VRDO, LOC : Barclays Bank plc, 4.05%, 9/2/2025 (a) (b)	5,925	5,925
Series 2024-XL0570, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	3,500	3,500
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wisconsin — continued
Series 2025-XM1216, Rev., VRDO, LOC : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	4,000	4,000
Series 2024-XF1779, Rev., VRDO, LIQ : Royal Bank of Canada, 2.77%, 9/8/2025 (a) (b)	4,360	4,360
Series 2024-XL0533, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.78%, 9/8/2025 (a) (b)	4,095	4,095
University of Wisconsin Hospitals and Clinics Series 2018C, Rev., VRDO, LIQ : BMO Harris Bank NA, 3.80%, 9/2/2025 (b)	3,875	3,875
Wisconsin Health and Educational Facilities Authority, Froedtert Thedacare Health Series 2025D, Rev., VRDO, 2.75%, 9/8/2025 (b)	30,000	30,000
Wisconsin Health and Educational Facilities Authority, Hospital Sisters Credit Group Series 2025B, Rev., VRDO, LOC : Truist Bank, 2.78%, 9/8/2025 (b)	37,880	37,880
Wisconsin Health and Educational Facilities Authority, Medical College of Wisconsin, Inc., (The) Series 2008B, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/2/2025 (b)	15,540	15,540
Wisconsin Housing and Economic Development Authority, Home Ownership
Series 2019B, Rev., VRDO, FNMA COLL, LIQ : FHLB, 2.73%, 9/8/2025 (b)	17,400	17,400
Series 2021B, Rev., VRDO, LIQ : FHLB, 2.73%, 9/8/2025 (b)	4,000	4,000
Series 2025C, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 2.73%, 9/8/2025 (b)	9,000	9,000
Total Wisconsin		166,955
Wyoming — 0.2%
Tender Option Bond Trust Receipts/Certificates Series 2025-XG0598, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	5,105	5,105
Wyoming Community Development Authority
Series 2023-2, Rev., VRDO, GNMA / FNMA / FHLMC COLL, LIQ : TD Bank NA, 2.73%, 9/8/2025 (b)	3,200	3,200
Series 2024-2, Rev., VRDO, LIQ : Royal Bank of Canada, 2.73%, 9/8/2025 (b)	9,000	9,000
Total Wyoming		17,305
Total Municipal Bonds (Cost $6,660,942)		6,660,942
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	67

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	SHARES (000)	VALUE ($000)
Variable Rate Demand Preferred Shares — 9.7%
California — 1.3%
Nuveen California AMT - Free Quality Municipal Income Fund Series 6, LIQ : Sumitomo Mitsui Banking Corp., 2.76%, 9/8/2025# (a)	7,500	7,500
Nuveen California Quality Municipal Income Fund
Series 7, LIQ : Royal Bank of Canada, 2.80%, 9/8/2025# (a)	21,000	21,000
Series 4, LIQ : Royal Bank of Canada, 2.80%, 9/8/2025# (a)	72,500	72,500
Series 1-1362, LIQ : Societe Generale, 2.82%, 9/8/2025# (a)	41,200	41,200
Total California		142,200
New Jersey — 0.2%
BlackRock MuniHoldings New Jersey Quality Fund, Inc. Series W-7-1727, LIQ : Bank of America NA, 2.89%, 9/8/2025# (a)	25,000	25,000
Other — 8.2%
AllianceBernstein National Municipal Income Fund, Inc. Series LIQ : Bank of America NA, 2.89%, 9/8/2025# (a)	22,500	22,500
BlackRock Municipal 2030 Target Term Trust Series W-7, LIQ : Barclays Bank plc, 2.88%, 9/8/2025# (a)	15,000	15,000
BlackRock MuniYield Quality Fund, Inc.
Series W-7A, LIQ : Royal Bank of Canada, 2.87%, 9/8/2025# (a)	50,000	50,000
Series W-7, LIQ : TD Bank NA, 2.89%, 9/8/2025# (a)	31,100	31,100
Nuveen AMT - Free Municipal Credit Income Fund
Series 6, LIQ : Sumitomo Mitsui Banking Corp., 2.78%, 9/8/2025# (a)	190,300	190,300
Series 5, LIQ : Societe Generale, 2.78%, 9/8/2025# (a)	110,200	110,200
Nuveen AMT - Free Quality Municipal Income Fund
Series 4-4895, LIQ : Barclays Bank plc, 2.81%, 9/4/2025# (a)	25,000	25,000
Series 3-PFD, LIQ : TD Bank NA, 2.82%, 9/8/2025# (a)	211,000	211,000
Nuveen AMT-Free Quality Municipal Income Fund Series LIQ : Bank of America NA, 2.80%, 9/8/2025# (a)	20,000	20,000
INVESTMENTS ††	SHARES (000)	VALUE ($000)

Other — continued
Nuveen Quality Municipal Income Fund
Series 2-2525, LIQ : Barclays Bank plc, 2.88%, 9/4/2025# (a)	151,900	151,900
Series 1-2118, LIQ : Barclays Bank plc, 2.88%, 9/8/2025# (a)	51,600	51,600
Total Other		878,600
Total Variable Rate Demand Preferred Shares (Cost $1,045,800)		1,045,800
	PRINCIPAL AMOUNT ($000)
Short Term Investments — 29.0%
Commercial Paper — 29.0%
Board of Regents of the University of Texas System
Series A, 2.90%, 9/3/2025	5,000	5,000
Series A, 2.97%, 9/4/2025	20,000	20,000
Series C-2, 3.00%, 9/10/2025	25,000	25,000
Series A, 2.87%, 9/11/2025	25,000	25,000
Series C-2, 3.00%, 9/18/2025	12,500	12,500
Series A, 2.90%, 9/23/2025	25,000	25,000
Series A, 2.93%, 9/24/2025	25,000	25,000
Series C-1, 2.72%, 10/1/2025	25,000	25,000
Series A, 2.92%, 10/1/2025	20,500	20,500
Series A, 2.90%, 10/14/2025	23,299	23,299
Series A, 2.90%, 10/15/2025	25,000	25,000
Series A, 2.89%, 10/27/2025	18,000	18,000
Series A, 2.86%, 10/30/2025	25,000	25,000
Series A, 2.79%, 11/10/2025	10,000	10,000
Series A, 2.78%, 12/4/2025	5,000	5,000
Series A, 2.80%, 12/29/2025	10,900	10,900
Series A, 2.74%, 1/8/2026	25,000	25,000
Series A, 2.74%, 1/12/2026	25,000	25,000
Series A, 2.74%, 1/14/2026	25,000	25,000
Series A, 2.77%, 1/15/2026	10,000	10,000
Series A, 2.77%, 1/22/2026	10,000	10,000
Series A, 2.74%, 2/2/2026	25,000	25,000
Series A, 2.71%, 3/4/2026	12,500	12,500
Board of Trustees Michigan State University Series TE-H, 2.73%, 11/5/2025	4,891	4,891
Boston Water & Sewer Commission Series A, 2.97%, 10/7/2025	35,000	35,000
California State University Series A-1, 2.75%, 10/6/2025	18,900	18,900
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
California Statewide Communities Development Authority
Series 9B-3, 2.67%, 12/4/2025	9,000	9,000
Series 06-D, 2.65%, 1/7/2026	4,500	4,500
Series 08-C, 2.65%, 1/7/2026	35,865	35,865
Series 09-D, 2.65%, 1/7/2026	11,495	11,495
City and County of San Francisco Series A-2, 2.62%, 11/6/2025	55,500	55,500
City of Atlanta Series P-1, 2.85%, 9/17/2025	13,342	13,342
City of Atlanta Water and Wastewater
Series A-2, 3.00%, 9/3/2025	11,524	11,524
2.80%, 9/11/2025	48,070	48,070
City of Cape Coral
Series A, 2.94%, 9/9/2025	7,000	7,000
Series A, 2.76%, 9/18/2025	13,000	13,000
City of Dallas Waterworks and Sewer System
Series G, 2.85%, 10/21/2025	10,100	10,100
Series G, 2.78%, 11/3/2025	10,000	10,000
City of Garland Water and Sewer System Series 2015, 2.75%, 10/15/2025	10,000	10,000
City of Houston
Series A, 2.95%, 9/3/2025	8,875	8,875
Series E-1, 2.78%, 9/30/2025	20,000	20,000
Series H-2, 2.78%, 9/30/2025	45,000	45,000
Series G-2, 2.78%, 9/30/2025	25,000	25,000
Series E-1, 2.80%, 9/30/2025	10,000	10,000
Series G-2, 2.80%, 9/30/2025	20,000	20,000
City of Jacksonville
Series 2016, 2.70%, 10/16/2025	121,000	121,000
Series 92, 2.92%, 11/12/2025	28,300	28,300
City of Memphis Series A, 2.75%, 10/2/2025	65,000	65,000
City of Philadelphia Water and Wastewater Series B, 3.10%, 9/10/2025	7,280	7,280
City of Rochester
Series 2014, 2.97%, 10/2/2025	25,000	25,000
Series 08-C, 2.70%, 10/16/2025	50,000	50,000
Series 2011, 2.98%, 10/16/2025	88,000	88,000
City of San Antonio
Series A, 2.78%, 9/2/2025	100,000	100,000
Series A, 2.80%, 9/23/2025	50,000	50,000
County of Harris
Series K-2, 2.80%, 9/9/2025	1,315	1,315
Series K-2, 2.80%, 9/9/2025	180	180
Series K-2, 2.75%, 10/16/2025	24,600	24,600
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Series A-1, 2.95%, 12/4/2025	40,910	40,910
County of King
Series A, 2.93%, 9/9/2025	6,250	6,250
Series A, 2.92%, 9/16/2025	16,200	16,200
Series A, 2.93%, 9/18/2025	6,050	6,050
Series A, 2.88%, 10/6/2025	34,200	34,200
County of Maricopa
2.97%, 10/8/2025	46,550	46,550
2.90%, 11/5/2025	9,000	9,000
County of Montgomery Series 10-A, 2.75%, 11/4/2025	50,000	50,000
Dormitory of The State, 2.75%, 9/11/2025	10,000	10,000
Health and Educational Facilities Authority of the State of Missouri
Series 14-B, 2.95%, 9/9/2025	50,000	50,000
Series 14-D, 2.93%, 9/11/2025	50,000	50,000
Series 14-E, 2.75%, 10/14/2025	50,000	50,000
Series 14-C, 2.75%, 10/16/2025	50,000	50,000
Indiana Finance Authority Series D-2, 2.75%, 2/6/2026	100,325	100,325
Louisville and Jefferson County Metropolitan Sewer District
Series A-1, 2.79%, 9/22/2025	102,435	102,435
Series A-1, 2.85%, 11/17/2025	10,000	10,000
Lower Colorado River Authority Series B, 2.75%, 9/23/2025	9,873	9,873
Maricopa County Industrial Development Authority, 2.90%, 10/15/2025	14,000	14,000
Michigan State University Series G, 2.87%, 10/2/2025	23,989	23,989
Municipal Improvement Series A-3, 2.55%, 10/3/2025	8,750	8,750
Omaha Public Power District
Series A, 3.00%, 9/22/2025	12,050	12,050
Series A, 2.96%, 10/2/2025	14,950	14,950
Series A, 2.98%, 10/9/2025	15,000	15,000
Series A, 2.78%, 10/14/2025	11,000	11,000
Series A, 2.78%, 10/15/2025	11,000	11,000
Series A, 2.99%, 10/16/2025	14,300	14,300
Series A, 2.95%, 10/22/2025	13,700	13,700
Series A, 2.78%, 10/23/2025	2,500	2,500
Series A, 3.01%, 11/4/2025	15,000	15,000
Series A, 2.92%, 11/6/2025	12,500	12,500
Series A, 2.88%, 11/18/2025	15,000	15,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	69

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
Pennsylvania Higher Educational Facilities Authority
2.92%, 9/9/2025	10,000	10,000
2.94%, 9/18/2025	25,000	25,000
2.75%, 11/4/2025	25,000	25,000
2.75%, 11/12/2025	20,000	20,000
Rhode Island Health and Educational Building Corp.
2.90%, 10/16/2025	25,000	25,000
2.95%, 10/30/2025	11,593	11,593
2.80%, 11/6/2025	7,794	7,794
Southwestern Illinois Development Authority
Series 17-B, 2.86%, 9/22/2025	49,870	49,870
Series 17-B, 2.79%, 10/1/2025	15,000	15,000
State of California Series A-1, 2.55%, 11/3/2025	12,550	12,550
State of Oregon Department of Transportation
Series A-2, 3.05%, 9/4/2025	65,357	65,357
Series A-1, 2.92%, 10/2/2025	24,246	24,246
Texas Public Finance Authority
Series 19, 2.75%, 11/5/2025	62,885	62,885
Series 19, 2.75%, 11/6/2025	65,000	65,000
Series 19, 2.76%, 12/3/2025	49,400	49,400
University of California
Series A, 2.65%, 9/11/2025	5,000	5,000
Series A, 2.70%, 9/23/2025	16,655	16,655
Series A, 2.70%, 9/30/2025	8,000	8,000
Series A, 2.80%, 10/6/2025	12,000	12,000
Series A, 2.75%, 11/3/2025	20,000	20,000
Series A, 2.75%, 11/19/2025	15,000	15,000
University of Houston
Series TE-A, 2.89%, 10/23/2025	3,340	3,340
Series TE-A, 2.71%, 11/17/2025	11,000	11,000
University of Massachusetts Building Authority Series 13B-1, 2.88%, 11/5/2025	52,817	52,817
University of Michigan
Series B, 2.95%, 9/2/2025	42,460	42,460
Series B, 2.88%, 11/4/2025	20,500	20,500
University of Minnesota
Series H, 2.99%, 9/8/2025	10,000	10,000
Series H, 3.00%, 9/8/2025	6,300	6,300
Series F, 2.92%, 10/1/2025	27,100	27,100
Series H, 2.79%, 10/2/2025	44,000	44,000
Series G, 2.89%, 10/15/2025	5,146	5,146
Series H, 2.72%, 10/21/2025	7,300	7,300
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Series 07-B, 2.86%, 10/21/2025	3,100	3,100
Series 07-C, 2.86%, 10/21/2025	5,000	5,000
Series H, 2.86%, 10/21/2025	22,100	22,100
Series H, 2.88%, 10/21/2025	3,300	3,300
Series H, 2.76%, 11/3/2025	14,300	14,300
University of North Carolina System
Series D, 2.87%, 10/21/2025	10,000	10,000
Series D, 2.78%, 10/23/2025	19,000	19,000
Series D, 2.80%, 10/23/2025	5,000	5,000
University of Pittsburgh-of the Commonwealth System of Higher Education Series B-2, 2.85%, 9/4/2025	23,000	23,000
Total Commercial Paper (Cost $3,126,081)		3,126,081
Total Short Term Investments (Cost $3,126,081)		3,126,081
Total Investments — 100.4% (Cost $10,832,823) *		10,832,823
Liabilities in Excess of Other Assets — (0.4)%		(42,132)
NET ASSETS — 100.0%		10,790,691

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
PSF-GTD	Permanent School Fund Guaranteed
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
TAN	Tax Anticipation Note
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Money Market Funds	August 31, 2025

#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2025.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2025.

(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	71

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 84.4%
Alabama — 1.1%
Tender Option Bond Trust Receipts/Certificates
Series 2023-XM1131, Rev., VRDO, LOC : Royal Bank of Canada, 2.78%, 9/8/2025 (a) (b)	4,000	4,000
Series 2025-BAML5063, Rev., VRDO, LOC : Bank of America NA, 2.93%, 9/8/2025 (a) (b)	24,600	24,600
Total Alabama		28,600
Alaska — 1.0%
Alaska Housing Finance Corp., Home Mortgage Series 2002A, Rev., AMT, VRDO, LIQ : FHLB, 3.80%, 9/2/2025 (b)	18,630	18,630
State of Alaska International Airports System Series 2021C, Rev., AMT, 5.00%, 10/1/2025	2,500	2,504
Tender Option Bond Trust Receipts/Certificates Series 2024-XF1788, Rev., VRDO, LOC : Royal Bank of Canada, 2.79%, 9/8/2025 (a) (b)	5,625	5,625
Total Alaska		26,759
Arizona — 0.1%
Tender Option Bond Trust Receipts/Certificates Series 2023-YX1272, Rev., VRDO, LOC : Barclays Bank plc, 2.78%, 9/8/2025 (a) (b)	2,755	2,755
Arkansas — 2.3%
Arkansas Development Finance Authority, Green Bay Packaging, Inc., Project, Rev., AMT, VRDO, LOC : Wells Fargo Bank NA, 2.78%, 9/8/2025 (a) (b)	60,000	60,000
California — 4.8%
Alameda County Industrial Development Authority, Plyproperties Project Series 1997A, Rev., VRDO, LOC : Wells Fargo Bank NA, 2.76%, 9/8/2025 (b)	2,900	2,900
City of Los Angeles Department of Airports Series 2016A, Rev., AMT, 5.00%, 5/15/2026	950	962
City of San Jose, Multi-Family Housing, Almaden Lake Village Apartments
Series 1997A, Rev., VRDO, LOC : FNMA, 2.72%, 9/8/2025 (b)	8,500	8,500
Series 2000A, Rev., VRDO, LOC : FNMA, 2.72%, 9/8/2025 (b)	2,000	2,000
Deutsche Bank Spears Series 2025-DB-8169, Rev., VRDO, LIQ : Deutsche Bank AG, 2.82%, 9/8/2025 (a) (b)	5,000	5,000
Mizuho Floater Series 2023-MIZ9122, Rev., VRDO, LIQ : Mizuho Capital Markets LLC, 4.45%, 9/2/2025 (a) (b)	18,780	18,780
San Diego Housing Authority, Multi-Family Housing Series 2006B, Rev., VRDO, LOC : Citibank NA, 2.81%, 9/8/2025 (b)	5,830	5,830
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
Tender Option Bond Trust Receipts/Certificates
Series 2025-XL0643, Rev., VRDO, LIQ : Bank of America NA, 3.85%, 9/2/2025 (a) (b)	3,570	3,570
Series 2024-BAML6024, Rev., VRDO, LOC : Bank of America NA, 3.93%, 9/2/2025 (a) (b)	17,955	17,955
Series 2025-BAML6045, Rev., VRDO, LOC : Bank of America NA, 3.93%, 9/2/2025 (a) (b)	15,000	15,000
Series 2024-BAML6023, Rev., VRDO, LOC : Bank of America NA, 3.98%, 9/2/2025 (a) (b)	12,000	12,000
Series 2022-XF3029, Rev., VRDO, LOC : Barclays Bank plc, 4.05%, 9/2/2025 (a) (b)	16,025	16,025
Series 2022-XF3030, Rev., VRDO, LOC : Barclays Bank plc, 4.05%, 9/2/2025 (a) (b)	4,660	4,660
Series 2025-ZF3388, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.78%, 9/8/2025 (a) (b)	1,540	1,540
Series 2025-ZF3389, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.78%, 9/8/2025 (a) (b)	2,010	2,010
Series 2025- CF7005, Rev., VRDO, LOC : Citibank NA, 2.85%, 9/8/2025 (a) (b)	9,815	9,815
Total California		126,547
Colorado — 3.9%
County of Arapahoe, Multi-Family Rental Housing, Hunter's Run Holdings LP, Rev., VRDO, LOC : FHLMC, 2.75%, 9/8/2025 (b)	310	310
RIB Floater Trust Various States
Series 2025-1005, Rev., VRDO, LIQ : Barclays Bank plc, 2.81%, 9/8/2025 (a) (b)	11,075	11,075
Series 2023-017, Rev., VRDO, LOC : Barclays Bank plc, 3.03%, 10/3/2025 (a) (b)	20,000	20,000
Tender Option Bond Trust Receipts/Certificates
Series 2025-ZF1826, Rev., VRDO, LOC : Royal Bank of Canada, 2.77%, 9/8/2025 (a) (b)	4,430	4,430
Series 2016-ZF0467, Rev., VRDO, LOC : Royal Bank of Canada, 2.78%, 9/8/2025 (a) (b)	6,875	6,875
Series 2022-XF3053, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.78%, 9/8/2025 (a) (b)	10,125	10,125
Series 2022-XG0424, Rev., VRDO, LIQ : Royal Bank of Canada, 2.78%, 9/8/2025 (a) (b)	4,800	4,800
Series 2022-XX1260, Rev., VRDO, LIQ : Barclays Bank plc, 2.78%, 9/8/2025 (a) (b)	9,120	9,120
Series 2022-ZF3061, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.78%, 9/8/2025 (a) (b)	1,745	1,745
Series 2023-XM1151, Rev., VRDO, LOC : UBS AG, 2.78%, 9/8/2025 (a) (b)	3,750	3,750
Series 2024-ZF1771, Rev., VRDO, LOC : Royal Bank of Canada, 2.78%, 9/8/2025 (a) (b)	1,670	1,670
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
Series 2025-CF7028, Rev., VRDO, LIQ : Citibank NA, 2.78%, 9/8/2025 (a) (b)	20,610	20,610
Series XX1261, Rev., VRDO, LIQ : Barclays Bank plc, 2.78%, 9/8/2025 (a) (b)	3,750	3,750
Series 2025-ZF3300, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.81%, 9/8/2025 (a) (b)	1,000	1,000
Series 2023-XF1621, Rev., VRDO, LIQ : Bank of America NA, 2.84%, 9/8/2025 (a) (b)	3,750	3,750
Total Colorado		103,010
Connecticut — 0.6%
Town of Killingly, GO, BAN, 4.50%, 11/12/2025	15,000	15,029
District of Columbia — 2.1%
Metropolitan Washington Airports Authority Aviation
Series 2020A, Rev., AMT, 5.00%, 10/1/2025	9,470	9,484
Series 2021A, Rev., AMT, 5.00%, 10/1/2025	3,000	3,005
Tender Option Bond Trust Receipts/Certificates
Series 2025-XL0650, Rev., VRDO, LIQ : Bank of America NA, 4.05%, 9/2/2025 (a) (b)	4,960	4,960
Series 025-XF1957, Rev., VRDO, LIQ : Royal Bank of Canada, 2.78%, 9/8/2025 (a) (b)	4,000	4,000
Series 025-XL0652, Rev., VRDO, LIQ : Royal Bank of Canada, 2.78%, 9/8/2025 (a) (b)	3,375	3,375
Series 025-XM1287, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.78%, 9/8/2025 (a) (b)	3,750	3,750
Series 025-XM1288, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.78%, 9/8/2025 (a) (b)	6,995	6,995
Series 2023-XL0454, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.78%, 9/8/2025 (a) (b)	4,935	4,935
Series 2023-ZF3209, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.78%, 9/8/2025 (a) (b)	9,835	9,835
Series 025-ZF3422, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.81%, 9/8/2025 (a) (b)	4,575	4,575
Total District of Columbia		54,914
Florida — 8.7%
Alachua County Housing Finance Authority, Multi-Family, Santa Fe Apartments Project, Rev., VRDO, LOC : Citibank NA, 2.76%, 9/8/2025 (b)	2,425	2,425
Collier County Industrial Development Authority, Ave Maria Utility Co. Project Series 2024, Rev., AMT, VRDO, LOC : Northern Trust Co. (The), 2.82%, 9/8/2025 (b)	35,000	35,000
County of Broward, Power and Light Co., Project Series 2018A, Rev., AMT, VRDO, 2.80%, 9/8/2025 (b)	20,000	20,000
County of St. Lucie, Power and Light Co., Project, Rev., VRDO, 2.80%, 9/8/2025 (b)	25,000	25,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
Florida Housing Finance Corp., College Park Holdings Ltd. Project Series 2006D, Rev., VRDO, LIQ : FHLMC, 2.75%, 9/8/2025 (b)	6,375	6,375
Florida Housing Finance Corp., Valencia Village Apartments Series 1999G-1, Rev., VRDO, FNMA, LIQ : FNMA, 2.75%, 9/8/2025 (b)	5,745	5,745
Hillsborough County, Housing Finance Authority, Multi-Family Housing, Brandywine Apartments, Rev., VRDO, LOC : Citibank NA, 2.76%, 9/8/2025 (b)	45	45
Miami-Dade County Industrial Development Authority, Florida Power and Light Co. Project Series 2024A, Rev., AMT, VRDO, 2.90%, 9/8/2025 (b)	23,500	23,500
Public Finance Authority Series 2025-VRS202, Rev., VRDO, LOC : Bank of America NA, 4.00%, 9/2/2025 (a) (b)	5,000	5,000
Tender Option Bond Trust Receipts/Certificates
Series 2024-XF3223, Rev., VRDO, LOC : Barclays Bank plc, 4.05%, 9/2/2025 (a) (b)	9,195	9,195
Series 2025-XL0644, Rev., VRDO, LIQ : Bank of America NA, 4.05%, 9/2/2025 (a) (b)	5,335	5,335
Series 2025-YX1371, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/2/2025 (a) (b)	4,280	4,280
Series 2024-XF3239, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (b)	8,915	8,915
Series 2024-XF3242, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (b)	3,340	3,340
Series 2023-XL0430, Rev., VRDO, LOC : Barclays Bank plc, 2.77%, 9/8/2025 (a) (b)	3,750	3,750
Series 2025-XF1849, Rev., VRDO, LOC : Royal Bank of Canada, 2.77%, 9/8/2025 (a) (b)	3,430	3,430
Series 2025-XG0614, Rev., VRDO, LOC : Royal Bank of Canada, 2.77%, 9/8/2025 (a) (b)	3,330	3,330
Series 2025-XL0592, Rev., VRDO, LOC : Royal Bank of Canada, 2.77%, 9/8/2025 (a) (b)	5,350	5,350
Series 2025-ZF1836, Rev., VRDO, LOC : Royal Bank of Canada, 2.77%, 9/8/2025 (a) (b)	6,660	6,660
Series 2023-XX1322, Rev., VRDO, LOC : Barclays Bank plc, 2.78%, 9/8/2025 (a) (b)	4,085	4,085
Series 2023-XF1523, Rev., VRDO, LOC : Royal Bank of Canada, 2.79%, 9/8/2025 (a) (b)	2,440	2,440
Series 2023-XF1637, Rev., VRDO, LOC : Royal Bank of Canada, 2.79%, 9/8/2025 (a) (b)	3,400	3,400
Series 2022-XF3004, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.81%, 9/8/2025 (a) (b)	7,500	7,500
Series 2025-ZF3294, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.81%, 9/8/2025 (a) (b)	8,025	8,025
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	73

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Series 2025-ZF3383, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.81%, 9/8/2025 (a) (b)	4,980	4,980
Series 2023-ZF3205, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.83%, 9/8/2025 (a) (b)	5,000	5,000
Series 2025-ZF1872, Rev., VRDO, LIQ : Bank of America NA, 2.83%, 9/8/2025 (a) (b)	4,690	4,690
Series 2022-XL0290, Rev., VRDO, LIQ : Deutsche Bank AG, 2.87%, 9/8/2025 (a) (b)	13,190	13,190
Total Florida		229,985
Georgia — 3.6%
Bartow-Cartersville Joint Development Authority, Hanwha Q Cells USA, Inc., Project Series 2023A, Rev., AMT, VRDO, LOC : Korea Development Bank, 3.01%, 9/8/2025 (a) (b)	66,000	66,000
Development Authority of Monroe County (The), Florida Power and Light Co. Project Series 2019, Rev., AMT, VRDO, 2.90%, 9/8/2025 (b)	2,720	2,720
Development Authority of Monroe County (The), Gulf Power Co. Project, Rev., AMT, VRDO, 2.93%, 9/8/2025 (b)	20,000	20,000
Tender Option Bond Trust Receipts/Certificates
Series 2025-XF1967, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	4,000	4,000
Series 2025-XF1967, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.78%, 9/8/2025 (a) (b)	3,330	3,330
Total Georgia		96,050
Hawaii — 0.9%
Tender Option Bond Trust Receipts/Certificates
Series 2025-XM1308, Rev., VRDO, LIQ : Royal Bank of Canada, 2.78%, 9/2/2025 (a) (b)	2,440	2,440
Series 025-XM1289, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.78%, 9/8/2025 (a) (b)	4,305	4,305
Series 2025-XL0589, Rev., VRDO, LIQ : Barclays Bank plc, 2.78%, 9/8/2025 (a) (b)	2,000	2,000
Series 2025-XL0631, Rev., VRDO, LIQ : Royal Bank of Canada, 2.78%, 9/8/2025 (a) (b)	4,220	4,220
Series 2025-YX1376, Rev., VRDO, LIQ : Barclays Bank plc, 2.78%, 9/8/2025 (a) (b)	2,730	2,730
Series 2025-YX1377, Rev., VRDO, LIQ : Barclays Bank plc, 2.78%, 9/8/2025 (a) (b)	2,220	2,220
Series 2025-XF8031, Rev., VRDO, LIQ : Bank of America NA, 2.81%, 9/8/2025 (a) (b)	3,000	3,000
Series 2025-ZF1831, Rev., VRDO, LIQ : Bank of America NA, 2.81%, 9/8/2025 (a) (b)	1,805	1,805
Total Hawaii		22,720
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Idaho — 0.2%
Idaho Housing and Finance Association, Single Family Mortgage Series 2016A-3, Class I, Rev., AMT, VRDO, LIQ : FHLB, 2.80%, 9/8/2025 (b)	5,165	5,165
Illinois — 3.7%
Chicago O'Hare International Airport, General Airport, Senior Lien Series 2024C, Rev., AMT, 5.00%, 1/1/2026	2,765	2,782
Illinois Educational Facilities Authority, University of Chicago Medical Center Series 2009D-2, Rev., VRDO, LOC : TD Bank NA, 3.75%, 9/2/2025 (b)	395	395
Public Finance Authority Series 2025-VRS206, Rev., VRDO, LOC : Bank of America NA, 4.00%, 9/2/2025 (a) (b)	5,000	5,000
RIB Floater Trust Various States Series 2025-002, Rev., VRDO, LOC : Barclays Bank plc, 3.03%, 10/3/2025 (a) (b)	6,420	6,420
State of Illinois
Series 2024B, GO, 5.00%, 10/1/2025	7,700	7,713
GO, 5.00%, 11/1/2025	2,040	2,047
Series 2017D, GO, 5.00%, 11/1/2025	28,500	28,601
Tender Option Bond Trust Receipts/Certificates
Series 2025-XF3311, GO, VRDO, LIQ : UBS AG, 3.88%, 9/2/2025 (a) (b)	7,080	7,080
Series 2023-XG0434, GO, VRDO, LOC : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	2,750	2,750
Series 2022-XX1243, Rev., VRDO, LOC : Barclays Bank plc, 2.77%, 9/8/2025 (a) (b)	5,625	5,625
Series 2025-ZF1923, Rev., VRDO, LOC : Royal Bank of Canada, 2.78%, 9/8/2025 (a) (b)	2,500	2,500
Series 2022-XX1264, GO, VRDO, LOC : Barclays Bank plc, 2.79%, 9/8/2025 (a) (b)	10,000	10,000
Series 2023-XG0538, Rev., VRDO, LOC : Royal Bank of Canada, 2.79%, 9/8/2025 (a) (b)	3,765	3,765
Series 2017-XG0108, Rev., VRDO, LOC : Barclays Bank plc, 2.81%, 9/8/2025 (a) (b)	14,400	14,400
Total Illinois		99,078
Indiana — 0.5%
Gary Chicago International Airport Authority, Special Purpose Facilities, Jet Center Project, Rev., VRDO, LOC : BMO Harris Bank NA, 2.77%, 9/8/2025 (b)	1,370	1,370
Indiana Finance Authority, Parkview Health System, Inc. Series 2009D, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/2/2025 (b)	4,900	4,900
Indiana Finance Authority, Solid Waste Disposal, Four-Leaf Clover Dairy LLC, Rev., VRDO, LOC : Bank of America NA, 3.24%, 9/8/2025 (b)	4,100	4,100
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Indiana — continued
Indiana Finance Authority, Solid Waste Disposal, New Holland Dairy Leasing, Rev., VRDO, LOC : Bank of America NA, 3.22%, 9/8/2025 (b)	2,000	2,000
Indiana Housing and Community Development Authority, Single Family Series 2017B-3, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/2/2025 (b)	100	100
Total Indiana		12,470
Iowa — 1.5%
Iowa Finance Authority, Chevron USA, Inc., Project Series 2024, Rev., AMT, VRDO, 3.95%, 9/2/2025 (b)	40,800	40,800
Kentucky — 3.9%
Kentucky Higher Education Student Loan Corp., Student Loan Series 2023-1A-1, Rev., AMT, VRDO, LOC : Bank of America NA, 2.93%, 9/8/2025 (b)	31,990	31,990
Louisville Regional Airport Authority, UPS Worldwide Forwarding, Inc.
Series 1999A, Rev., VRDO, 3.80%, 9/2/2025 (b)	26,600	26,600
Series 1999B, Rev., VRDO, 3.80%, 9/2/2025 (b)	16,500	16,500
Series 1999C, Rev., VRDO, 3.80%, 9/2/2025 (b)	24,200	24,200
Tender Option Bond Trust Receipts/Certificates Series 2023-XF3181, Rev., VRDO, LOC : Barclays Bank plc, 2.77%, 9/8/2025 (a) (b)	4,380	4,380
Total Kentucky		103,670
Louisiana — 2.2%
Consolidated Government of the City of Baton Rouge and Parish of East Baton Rouge, Exxon Mobil Corp., Rev., VRDO, 3.98%, 9/2/2025 (b)	9,000	9,000
Louisiana Public Facilities Authority, Chevron USA, Inc., Projects, Rev., AMT, VRDO, 3.95%, 9/2/2025 (b)	22,450	22,450
State of Louisiana, Gasoline and Fuels Tax, Second Lien Series 2023A-1, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/2/2025 (b)	25,545	25,545
Tender Option Bond Trust Receipts/Certificates Series 2025-XG0612, Rev., VRDO, A.G. - CR, LOC : Royal Bank of Canada, 2.77%, 9/8/2025 (a) (b)	2,000	2,000
Total Louisiana		58,995
Maryland — 1.6%
Deutsche Bank Spears Series 2023-DB-8096, Rev., VRDO, LIQ : Deutsche Bank AG, 3.95%, 9/2/2025 (a) (b)	5,600	5,600
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Maryland — continued
Maryland Community Development Administration, Housing and Community Development
Series 2006G, Rev., AMT, VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (b)	4,750	4,750
Series 2006J, Rev., AMT, VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (b)	28,860	28,860
Montgomery County Housing Opportunities Commission, Single Family Mortgage Series 2018B, Rev., AMT, VRDO, LOC : PNC Bank NA, 2.77%, 9/8/2025 (b)	4,030	4,030
Total Maryland		43,240
Massachusetts — 1.4%
City of Beverly, GO, BAN, 4.00%, 6/26/2026	5,750	5,785
City of Lowell, GO, BAN, 4.00%, 10/24/2025	4,433	4,438
City of Pittsfield, GO, BAN, 4.25%, 2/20/2026	4,537	4,558
Commonwealth of Massachusetts Series 2021A, GO, 5.00%, 9/1/2025	2,400	2,400
Deutsche Bank Spears Series 2025-DBE-8183, GO, VRDO, LIQ : Deutsche Bank AG, 2.76%, 9/8/2025 (a) (b)	4,765	4,765
RIB Floater Trust Various States Series 39, Rev., VRDO, LIQ : Barclays Bank plc, 3.88%, 9/2/2025 (a) (b)	1,235	1,235
Tender Option Bond Trust Receipts/Certificates Series 2024-XF3218, Rev., VRDO, LOC : Barclays Bank plc, 4.05%, 9/2/2025 (a) (b)	3,775	3,775
Town of Groveland, GO, BAN, 4.25%, 5/29/2026	4,317	4,348
Town of Templeton, GO, BAN, 4.00%, 2/19/2026	2,430	2,441
Town of Topsfield, GO, BAN, 4.00%, 4/15/2026	3,000	3,018
Total Massachusetts		36,763
Michigan — 1.0%
Michigan State Housing Development Authority, Rental Housing Series 2016C, Rev., AMT, VRDO, LIQ : FHLB, 2.78%, 9/8/2025 (b)	12,850	12,850
Michigan State Housing Development Authority, Single Family Mortgage Series 2008A, Rev., AMT, VRDO, LIQ : FHLB, 2.80%, 9/8/2025 (b)	6,420	6,420
Tender Option Bond Trust Receipts/Certificates Series 2021-XF1115, Rev., VRDO, LIQ : Deutsche Bank AG, 2.79%, 9/8/2025 (a) (b)	7,990	7,990
Total Michigan		27,260
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	75

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Minnesota — 0.3%
Minnesota Health and Education Facilities Authority, Concordia University, St. Paul Series 6Q, Rev., VRDO, LOC : US Bank NA, 3.99%, 9/2/2025 (b)	5,720	5,720
Minnesota Housing Finance Agency, Residential Housing Finance Series 2017C, Rev., AMT, VRDO, GNMA / FNMA / FHLMC COLL, LIQ : FHLB, 2.78%, 9/8/2025 (b)	2,600	2,600
Total Minnesota		8,320
Mississippi — 1.5%
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project
Series 2007C, Rev., VRDO, 3.75%, 9/2/2025 (b)	1,415	1,415
Series 2009F, Rev., VRDO, 3.75%, 9/2/2025 (b)	2,350	2,350
Series 2009G, Rev., VRDO, 3.75%, 9/2/2025 (b)	1,945	1,945
Series 2007A, Rev., VRDO, 3.90%, 9/2/2025 (b)	14,125	14,125
Series 2007D, Rev., VRDO, 3.90%, 9/2/2025 (b)	11,475	11,475
Series 2011E, Rev., VRDO, 3.90%, 9/2/2025 (b)	7,375	7,375
Total Mississippi		38,685
Montana — 0.4%
Tender Option Bond Trust Receipts/Certificates Series 2025-XF3447, Rev., VRDO, LOC : Barclays Bank plc, 4.00%, 9/2/2025 (a) (b)	10,000	10,000
Nebraska — 1.0%
County of Washington, Rev., AMT, VRDO, Zero Coupon, 9/8/2025 (b)	11,665	11,665
Deutsche Bank Spears Series DB-8193, Rev., VRDO, LIQ : Deutsche Bank AG, 3.95%, 9/2/2025 (a) (b)	5,625	5,625
Douglas County Hospital Authority No. 2, Health Facilities Series 2008A, Rev., VRDO, LOC : US Bank NA, 3.90%, 9/2/2025 (b)	7,770	7,770
Total Nebraska		25,060
Nevada — 0.2%
Deutsche Bank Spears Series 2025-DB-8190, GO, VRDO, 2.76%, 9/8/2025 (a) (b)	5,930	5,930
New Hampshire — 0.2%
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-157, Rev., VRDO, LOC : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	4,075	4,075
New Jersey — 3.9%
Borough of Hopatcong, GO, BAN, 4.00%, 7/15/2026	4,341	4,368
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — continued
Borough of Seaside Heights Series 2025A, GO, BAN, 4.00%, 3/24/2026	6,752	6,787
Borough of Seaside Park Series 2025A, GO, BAN, 4.00%, 4/10/2026	2,925	2,940
Borough of Stone Harbor, GO, BAN, 4.00%, 7/24/2026	6,942	6,991
Borough of Wood-Ridge, GO, BAN, 3.75%, 2/23/2026	8,000	8,028
City of Burlington Series 2025A, GO, BAN, 4.25%, 6/4/2026	9,678	9,754
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Immediate Delivery Series 2025-2, Rev., AMT, 4.88%, 6/2/2026 (b)	18,000	18,208
Penns Grove-Carneys Point Regional School District, GO, GAN, 4.00%, 7/2/2026	6,478	6,504
RIB Floater Trust Various States Series 20, Rev., VRDO, LIQ : Barclays Bank plc, 2.79%, 9/8/2025 (a) (b)	4,785	4,785
Tender Option Bond Trust Receipts/Certificates
Series 2020-XF0957, Rev., VRDO, LOC : Royal Bank of Canada, 2.79%, 9/8/2025 (a) (b)	2,500	2,500
Series 2025-CF7019, Rev., VRDO, LOC : Citibank NA, 2.83%, 9/8/2025 (a) (b)	5,700	5,700
Township of Mendham, GO, BAN, 5.00%, 4/28/2026	4,754	4,798
Township of Pennsauken Series 2025A, GO, BAN, 4.75%, 5/22/2026	18,719	18,914
Township of Pequannock, GO, BAN, 4.00%, 3/27/2026	3,005	3,021
Total New Jersey		103,298
New York — 15.2%
Arlington Central School District, GO, BAN, 4.00%, 10/30/2025	3,000	3,004
Candor Central School District, GO, BAN, 4.00%, 6/26/2026	3,000	3,021
City of Albany, GO, BAN, 4.00%, 3/20/2026	10,000	10,045
City of Geneva, GO, BAN, 4.75%, 4/30/2026	6,500	6,552
City of New York, Fiscal Year 2013 Series 2013, Subseries A-2, GO, VRDO, LOC : Mizuho Bank Ltd., 3.90%, 9/2/2025 (b)	9,950	9,950
City of New York, Fiscal Year 2014
Series 2014I, Subseries I-3, GO, VRDO, LIQ : US Bank NA, 3.85%, 9/2/2025 (b)	8,200	8,200
Series 2014D-4, GO, VRDO, LOC : TD Bank NA, 3.90%, 9/2/2025 (b)	4,600	4,600
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
City of New York, Fiscal Year 2017 Series 2017A, Subseries A-4, GO, VRDO, LIQ : State Street Bank & Trust Co., 3.88%, 9/2/2025 (b)	10,800	10,800
City of New York, Fiscal Year 2018 Series 2018E, GO, VRDO, LOC : TD Bank NA, 3.90%, 9/2/2025 (b)	2,025	2,025
City of New York, Fiscal Year 2022 Subseries D-4, GO, VRDO, LIQ : State Street Bank & Trust Co., 3.95%, 9/2/2025 (b)	4,175	4,175
City of Newburgh Series 2025A, GO, BAN, 4.00%, 3/5/2026	4,000	4,018
City of Olean Series 2025A, GO, BAN, 3.75%, 7/22/2026	8,867	8,883
City of Rome, GO, BAN, 4.00%, 6/10/2026	7,475	7,522
Cuba-Rushford Central School District, GO, BAN, 4.00%, 6/26/2026	4,880	4,904
Deutsche Bank Spears
Series 2025-DB-8217, GO, VRDO, LIQ : Deutsche Bank AG, 3.85%, 9/2/2025 (a) (b)	3,165	3,165
Series 2025-DBE-8213, Rev., VRDO, LIQ : Deutsche Bank AG, 3.85%, 9/2/2025 (a) (b)	4,735	4,735
Series DB-8185, Rev., VRDO, LIQ : Deutsche Bank AG, 3.85%, 9/2/2025 (a) (b)	16,230	16,230
Dundee Central School District, GO, BAN, 4.00%, 6/18/2026	3,615	3,634
Enlarged City School District of the City of Troy, GO, BAN, 4.00%, 6/5/2026	8,000	8,050
Gananda Central School District, GO, BAN, 3.50%, 6/26/2026 (c)	5,000	5,032
Hoosic Valley Central School District, GO, BAN, 4.00%, 6/24/2026	9,769	9,829
Hunter-Tannersville Central School District, GO, BAN, 4.00%, 6/25/2026	3,850	3,871
Maine-Endwell Central School District, GO, BAN, 4.00%, 9/26/2025	2,129	2,130
Nanuet Union Free School District Series 2025B, GO, BAN, 3.75%, 12/18/2025	5,366	5,375
New York City Housing Development Corp., Markham Gardens Apartment Series 2006A, Rev., VRDO, LOC : FHLMC, 3.15%, 9/8/2025 (b)	16,000	16,000
New York City Housing Development Corp., Multi Family Housing, Westport Development Series 2004A, Rev., VRDO, LOC : FNMA, 2.95%, 9/8/2025 (b)	15,975	15,975
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2025 Series 2025, Subseries EE-2, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/2/2025 (b)	13,125	13,125
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Series 2009BB-1, Rev., VRDO, LIQ : UBS AG, 3.90%, 9/2/2025 (b)	20,950	20,950
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2010 Series 2010CC, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.90%, 9/2/2025 (b)	18,705	18,705
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2011
Series DD-3A, Rev., VRDO, LIQ : US Bank NA, 3.85%, 9/2/2025 (b)	550	550
Series DD-1, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/2/2025 (b)	2,200	2,200
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2014
Series 2014AA-3, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/2/2025 (b)	2,365	2,365
Series AA-5, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.90%, 9/2/2025 (b)	2,875	2,875
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014 Series D-3, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.85%, 9/2/2025 (b)	13,125	13,125
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025 Series 2025H, Subseries H-1, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/2/2025 (b)	3,755	3,755
New York State Housing Finance Agency, 363 West 30th Street Housing, Rev., VRDO, LOC : FHLMC, 3.15%, 9/8/2025 (b)	10,000	10,000
New York State Housing Finance Agency, 435 East 13th Street Housing Series 2016A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 2.80%, 9/8/2025 (b)	100	100
New York State Housing Finance Agency, Tribeca Park Series ADJ A, Rev., AMT, VRDO, LOC : FNMA, 2.80%, 9/8/2025 (b)	15,000	15,000
Oswego City School District Series 2025B, GO, BAN, 4.00%, 7/17/2026	4,690	4,720
Penn Yan Central School District Series 2025B, GO, BAN, 4.00%, 9/11/2026 (c)	1,260	1,275
Pine Valley Central School District, GO, BAN, 3.75%, 8/20/2026	7,360	7,426
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	77

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-118, GO, VRDO, LOC : Royal Bank of Canada, 3.95%, 9/2/2025 (a) (b)	8,575	8,575
Schoharie Central School District Series 2025A, GO, BAN, 4.00%, 7/10/2026	10,025	10,096
Springville-Griffith Institute Central School District Series 2025A, GO, BAN, 4.00%, 8/14/2026	2,030	2,048
Susquehanna Valley Central School District, Conklin Broome County, GO, BAN, 4.00%, 9/19/2025	1,712	1,713
Tender Option Bond Trust Receipts/Certificates
Series 025-YX1418, Rev., VRDO, A.G., LOC : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	7,900	7,900
Series 025-ZF1989, Rev., VRDO, LIQ : Bank of America NA, 2.79%, 9/8/2025 (a) (b)	2,625	2,625
Town of Greece, GO, BAN, 4.00%, 10/10/2025	1,500	1,501
Town of Lansing, GO, BAN, 3.50%, 12/18/2025	1,770	1,772
Town of Union, GO, BAN, 3.75%, 2/20/2026	3,942	3,955
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels Series 2005B-4A, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/2/2025 (b)	1,285	1,285
Union Endicott Central School District, Broome and Tioga Counties, GO, BAN, 3.75%, 10/17/2025	1,818	1,819
Valley Central School District, GO, BAN, 4.00%, 6/23/2026 (c)	7,700	7,781
Village of Freeport Series 2025C, GO, BAN, 4.75%, 4/24/2026	6,000	6,047
Village of Hamburg, GO, BAN, 4.00%, 9/18/2025	2,000	2,000
Village of Hempstead Series 2025A, GO, BAN, 4.75%, 5/1/2026	20,000	20,160
Village of Lake Success Series 2025A, GO, BAN, 4.00%, 6/12/2026	2,000	2,011
Village of Nyack, GO, BAN, 4.00%, 2/13/2026	7,400	7,432
Village of Port Jefferson, GO, BAN, 3.75%, 10/10/2025	2,300	2,302
Village of Sleepy Hollow, GO, BAN, 3.75%, 11/14/2025	1,896	1,897
Warrensburg Central School District, GO, BAN, 4.00%, 6/23/2026	7,000	7,038
West Genesee Central School District Series 2025B, GO, BAN, 4.00%, 7/17/2026	5,357	5,396
Total New York		403,249
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

North Carolina — 0.2%
North Carolina Housing Finance Agency, Homeownership-1998 Trust Series 52-C, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 3.90%, 9/2/2025 (b)	1,250	1,250
Tender Option Bond Trust Receipts/Certificates Series 2022-XM1011, Rev., VRDO, A.G., LOC : Royal Bank of Canada, 2.79%, 9/8/2025 (a) (b)	4,200	4,200
Total North Carolina		5,450
Ohio — 1.2%
Ohio Water Development Authority, Water Pollution Control Loan Fund Series 2024C, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/2/2025 (b)	4,600	4,600
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-164 29, Rev., VRDO, LOC : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	8,650	8,650
Tender Option Bond Trust Receipts/Certificates
Series 2024-YX1342, Rev., VRDO, LOC : Barclays Bank plc, 2.77%, 9/8/2025 (a) (b)	2,815	2,815
Series 2025-XL0588, Rev., VRDO, LOC : Royal Bank of Canada, 2.77%, 9/8/2025 (a) (b)	7,500	7,500
Series 2025-XL0595, Rev., VRDO, LOC : Barclays Bank plc, 2.77%, 9/8/2025 (a) (b)	535	535
Series 2025-ZF1835, Rev., VRDO, LOC : Royal Bank of Canada, 2.77%, 9/8/2025 (a) (b)	4,000	4,000
Series 2025-ZF1973, Rev., VRDO, LOC : Royal Bank of Canada, 2.77%, 9/8/2025 (a) (b)	2,500	2,500
Total Ohio		30,600
Oklahoma — 0.1%
Tender Option Bond Trust Receipts/Certificates Series 2024-XG0581, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	3,615	3,615
Oregon — 1.6%
Marion County Housing Authority, Residence at Marian, Rev., VRDO, LOC : US Bank NA, 3.33%, 9/8/2025 (b)	255	255
Port of Portland, International Airport
Subseries 18A, Rev., AMT, VRDO, LOC : Industrial & Commercial Bank of China, 2.80%, 9/3/2025 (b)	3,100	3,100
Series Subseries18B, Rev., AMT, VRDO, LOC : Industrial & Commercial Bank of China, 3.11%, 9/3/2025 (b)	3,395	3,395
Port of Portland, Special Obligation, Horizon Air Industries, Inc., Project, Rev., VRDO, LOC : Bank of America NA, 4.00%, 9/2/2025 (b)	6,325	6,325
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oregon — continued
RBC Municipal Products, Inc. Trust, Floater Certificates Series 2025-E-163, Rev., VRDO, LOC : Royal Bank of Canada, 2.76%, 9/4/2025 (a) (b)	12,475	12,475
Tender Option Bond Trust Receipts/Certificates
Series 2023-ZL0472, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.78%, 9/8/2025 (a) (b)	6,355	6,355
Series 2025-XF1873, Rev., VRDO, LIQ : Royal Bank of Canada, 2.79%, 9/8/2025 (a) (b)	3,160	3,160
Series 2023-ZL0520, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.83%, 9/8/2025 (a) (b)	4,190	4,190
Series 2025-ZF3386, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.83%, 9/8/2025 (a) (b)	2,975	2,975
Total Oregon		42,230
Other — 0.4%
FHLMC, Multi-Family VRD Certificates
Series M025, Rev., VRDO, LIQ : FHLMC, 3.41%, 9/8/2025 (a) (b)	4,230	4,230
Series M026, Rev., VRDO, LIQ : FHLMC, 3.41%, 9/8/2025 (a) (b)	6,515	6,515
Total Other		10,745
Pennsylvania — 1.7%
Delaware Valley Regional Finance Authority, Local Government Series 2024B, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/2/2025 (b)	1,975	1,975
RIB Floater Trust Various States Series 2023-013, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	8,805	8,805
Tender Option Bond Trust Receipts/Certificates
Series 2022-XG0412, Rev., VRDO, LIQ : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	3,115	3,115
Series 2023-XG0536, GO, VRDO, LOC : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	2,500	2,500
Series 2025-XF1911, Rev., VRDO, A.G., LOC : Royal Bank of Canada, 2.77%, 9/8/2025 (a) (b)	5,475	5,475
Series 2025-XF1912, Rev., VRDO, LOC : Royal Bank of Canada, 2.77%, 9/8/2025 (a) (b)	1,995	1,995
Series 2025-ZF1832, Rev., VRDO, LOC : Royal Bank of Canada, 2.77%, 9/8/2025 (a) (b)	2,225	2,225
Series 2022-XG0437, Rev., VRDO, LOC : Barclays Bank plc, 2.78%, 9/8/2025 (a) (b)	5,000	5,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued
Series 2023-XF1634, Rev., VRDO, A.G., LOC : Royal Bank of Canada, 2.79%, 9/8/2025 (a) (b)	2,665	2,665
Series 2022-XM1083, Rev., VRDO, A.G., LOC : Royal Bank of Canada, 2.81%, 9/8/2025 (a) (b)	11,375	11,375
Total Pennsylvania		45,130
South Carolina — 0.3%
Tender Option Bond Trust Receipts/Certificates
Series 2025-XF1810, Rev., VRDO, LOC : TD Bank NA, 2.77%, 9/8/2025 (a) (b)	6,300	6,300
Series 2024-XG0552, Rev., VRDO, LOC : Royal Bank of Canada, 2.79%, 9/8/2025 (a) (b)	2,590	2,590
Total South Carolina		8,890
Tennessee — 0.9%
Montgomery County Public Building Authority, Pooled Financing, Tennessee Country Pool Series 2006, Rev., VRDO, LOC : Bank of America NA, 3.95%, 9/2/2025 (b)	8,515	8,515
Montgomery County Public Building Authority, Tenn County Pool, Rev., VRDO, LOC : Bank of America NA, 3.95%, 9/2/2025 (b)	5,100	5,100
Tender Option Bond Trust Receipts/Certificates
Series 2023-YX1289, Rev., VRDO, LOC : Barclays Bank plc, 2.78%, 9/8/2025 (a) (b)	5,210	5,210
Series 2022-XL0382, Rev., VRDO, LOC : Royal Bank of Canada, 2.79%, 9/8/2025 (a) (b)	5,055	5,055
Total Tennessee		23,880
Texas — 6.4%
Dallas-Fort Worth International Airport Facility Improvement Corp., United Parcel SVC, Inc., Rev., VRDO, 3.93%, 9/2/2025 (b)	21,225	21,225
Deutsche Bank Spears
Series 2025-DB-8194, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 3.95%, 9/2/2025 (a) (b)	5,000	5,000
Series 2025-DB-8195, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 3.95%, 9/2/2025 (a) (b)	5,205	5,205
Series 2025-DBE8158, Rev., VRDO, LOC : Deutsche Bank AG, 4.15%, 9/2/2025 (a) (b)	6,000	6,000
Series 2025-DBE8159, Rev., VRDO, LOC : Deutsche Bank AG, 4.15%, 9/2/2025 (a) (b)	9,780	9,780
Series 2025-DB8157, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 2.76%, 9/8/2025 (a) (b)	4,010	4,010
Series 2025-DB-8189, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 2.76%, 9/8/2025 (a) (b)	3,560	3,560
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	79

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Series 2025-DB-8191, Rev., VRDO, LIQ : Deutsche Bank AG, 2.76%, 9/8/2025 (a) (b)	5,995	5,995
Series 2025-DB-8216, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 2.76%, 9/8/2025 (a) (b)	3,480	3,480
Series 2025-DBE-8214, GO, VRDO, LIQ : Deutsche Bank AG, 2.76%, 9/8/2025 (a) (b)	11,705	11,705
Series DB-8174, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 2.76%, 9/8/2025 (a) (b)	4,495	4,495
Series DB-8188, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 2.76%, 9/8/2025 (a) (b)	5,935	5,935
Gilmer Industrial Development Corp., Duoline Technologies LP Series 2008-A, Rev., VRDO, LOC : Wells Fargo Bank NA, 2.83%, 9/8/2025 (b)	3,910	3,910
Harris County Industrial Development Corp., Exxon Corp. Project, Rev., VRDO, 3.98%, 9/2/2025 (b)	7,700	7,700
Lower Neches Valley Authority Industrial Development Corp., Exxon Capital Ventures, Inc. Series B-4, Rev., VRDO, 3.98%, 9/2/2025 (b)	7,825	7,825
Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project
Rev., VRDO, 3.95%, 9/2/2025 (b)	700	700
Rev., VRDO, 3.95%, 9/2/2025 (b)	645	645
Series 2001B3, Rev., VRDO, 3.98%, 9/2/2025 (b)	5,835	5,835
RIB Floater Trust Various States Series 2022-006, Rev., VRDO, LOC : Barclays Bank plc, 3.03%, 10/10/2025 (a) (b)	28,280	28,280
State of Texas, Veterans
Series 2012B, GO, VRDO, LIQ : State Street Bank & Trust Co., 2.75%, 9/8/2025 (b)	11,915	11,915
GO, AMT, VRDO, LIQ : State Street Bank & Trust Co., 2.80%, 9/8/2025 (b)	4,830	4,830
Tender Option Bond Trust Receipts/Certificates
Series 2025-BAML6043, Rev., VRDO, LOC : Bank of America NA, 4.00%, 9/2/2025 (a) (b)	600	600
Series 2024-XG0588, Rev., VRDO, LOC : Barclays Bank plc, 4.05%, 9/2/2025 (a) (b)	725	725
Series 2022-XM1050, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (b)	950	950
Series 2022-XF1140, Rev., VRDO, LOC : Deutsche Bank AG, 2.77%, 9/8/2025 (a) (b)	9,750	9,750
Total Texas		170,055
Utah — 0.7%
Tender Option Bond Trust Receipts/Certificates
Series 2022-XX1249, Rev., VRDO, LOC : Barclays Bank plc, 2.77%, 9/8/2025 (a) (b)	2,920	2,920
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Utah — continued
Series 2025-ZF1833, Rev., VRDO, LOC : Royal Bank of Canada, 2.77%, 9/8/2025 (a) (b)	2,225	2,225
Series 2025-ZF1848, Rev., VRDO, LOC : Royal Bank of Canada, 2.77%, 9/8/2025 (a) (b)	3,285	3,285
Series 2023-XM1146, Rev., VRDO, LOC : UBS AG, 2.78%, 9/8/2025 (a) (b)	6,750	6,750
Series 2025-XL0577, Rev., VRDO, LOC : Royal Bank of Canada, 2.78%, 9/8/2025 (a) (b)	3,500	3,500
Total Utah		18,680
Virginia — 0.0% ^
Public Finance Authority Series 2025-VRS204, Rev., VRDO, LOC : Bank of America NA, 2.79%, 9/8/2025 (a) (b)	275	275
Washington — 1.7%
Deutsche Bank Spears
Series 2025-DB-81, Rev., VRDO, LIQ : Deutsche Bank AG, 2.76%, 9/8/2025 (a) (b)	5,580	5,580
Series 2025-DBE-8219, Rev., VRDO, LIQ : Deutsche Bank AG, 2.82%, 9/8/2025 (a) (b)	5,695	5,695
Port of Seattle, First Lien Series 2021, Rev., AMT, 5.00%, 9/1/2025	1,600	1,600
Tender Option Bond Trust Receipts/Certificates
Series 2025-XL0647, Rev., VRDO, LIQ : Bank of America NA, 4.05%, 9/2/2025 (a) (b)	3,500	3,500
Series 2025-XL0648, Rev., VRDO, LIQ : Bank of America NA, 4.05%, 9/2/2025 (a) (b)	2,240	2,240
Series 2023-ZL0513, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.78%, 9/8/2025 (a) (b)	2,745	2,745
Series 2025-XF1967, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.78%, 9/8/2025 (a) (b)	4,490	4,490
Series 2025-XF3452, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.78%, 9/8/2025 (a) (b)	6,375	6,375
Series 2025-XM1307, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.78%, 9/8/2025 (a) (b)	3,750	3,750
Series 2025-ZF3352, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.78%, 9/8/2025 (a) (b)	2,160	2,160
Series 2025-ZF3364, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.78%, 9/8/2025 (a) (b)	4,375	4,375
Series 2025-ZF3455, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.78%, 9/8/2025 (a) (b)	3,735	3,735
Total Washington		46,245
Wisconsin — 1.4%
Tender Option Bond Trust Receipts/Certificates
Series 2023-XL0447, Rev., VRDO, LOC : Barclays Bank plc, 2.77%, 9/8/2025 (a) (b)	6,750	6,750
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wisconsin — continued
Series 2025-XL0679, Rev., VRDO, LOC : Royal Bank of Canada, 2.83%, 9/8/2025 (a) (b)	7,500	7,500
Series 2025-XL0680, Rev., VRDO, LOC : Royal Bank of Canada, 2.83%, 9/8/2025 (a) (b)	15,000	15,000
University of Wisconsin Hospitals and Clinics Series 2018C, Rev., VRDO, LIQ : BMO Harris Bank NA, 3.80%, 9/2/2025 (b)	6,975	6,975
Wisconsin Housing and Economic Development Authority Housing Series 2007G, Rev., AMT, VRDO, LOC : Bank of America NA, 2.86%, 9/8/2025 (b)	2,020	2,020
Total Wisconsin		38,245
Total Municipal Bonds (Cost $2,236,467)		2,236,467
	SHARES (000)
Variable Rate Demand Preferred Shares — 8.3%
Other — 8.3%
BlackRock MuniAssets Fund, Inc. Series LIQ : Bank of America NA, 2.89%, 9/8/2025# (a)	45,000	45,000
BlackRock Municipal 2030 Target Term Trust Series W-7, LIQ : Barclays Bank plc, 2.88%, 9/8/2025# (a)	66,500	66,500
BlackRock MuniYield Quality Fund, Inc.
Series W-7A, LIQ : Royal Bank of Canada, 2.87%, 9/8/2025# (a)	30,000	30,000
Series W-7, LIQ : TD Bank NA, 2.89%, 9/8/2025# (a)	30,000	30,000
Nuveen AMT - Free Municipal Credit Income Fund Series 6, LIQ : Sumitomo Mitsui Banking Corp., 2.78%, 9/8/2025# (a)	20,000	20,000
Nuveen AMT - Free Quality Municipal Income Fund Series 3-PFD, LIQ : TD Bank NA, 2.82%, 9/8/2025# (a)	7,500	7,500
Nuveen Quality Municipal Income Fund Series 2-2525, LIQ : Barclays Bank plc, 2.88%, 9/4/2025# (a)	20,000	20,000
Total Variable Rate Demand Preferred Shares (Cost $219,000)		219,000
	PRINCIPAL AMOUNT ($000)
Short Term Investments — 7.5%
Commercial Paper — 7.5%
Board of Regents of the University of Texas System
Series A, 2.80%, 11/10/2025	7,500	7,500
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Series A, 2.78%, 12/18/2025	12,500	12,500
Series A, 2.77%, 1/15/2026	15,000	15,000
Series A, 2.77%, 1/21/2026	8,000	8,000
Series A, 2.74%, 2/4/2026	12,500	12,500
City and County of San Francisco
Series A-2, 2.62%, 11/6/2025	20,000	20,000
Series A-6, 2.65%, 11/6/2025	12,000	12,000
City of Atlanta Series P-1, 2.85%, 9/17/2025	15,000	15,000
City of Memphis Series A, 2.75%, 10/2/2025	10,000	10,000
County of Harris
Series J-1, 2.75%, 10/16/2025	10,360	10,360
Series C, 2.95%, 12/4/2025	2,010	2,010
General Authority of Southcentral Pennsylvania, 2.77%, 10/15/2025	37,800	37,800
Health Care Authority of the City of Huntsville (The)
2.83%, 9/25/2025	12,000	12,000
2.80%, 9/29/2025	13,000	13,000
Louisville and Jefferson County Metropolitan Sewer District Series A-1, 2.78%, 12/11/2025	10,000	10,000
Total Commercial Paper (Cost $197,670)		197,670
Total Short Term Investments (Cost $197,670)		197,670
Total Investments — 100.2% (Cost $2,653,137) *		2,653,137
Liabilities in Excess of Other Assets — (0.2)%		(4,664)
NET ASSETS — 100.0%		2,648,473

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
CR	Custodial Receipts
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes
GNMA	Government National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	81

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
PSF-GTD	Permanent School Fund Guaranteed
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2025.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2025.

(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan Money Market Funds	August 31, 2025

JPMorgan California Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 70.0%
California — 70.0%
Anaheim Housing and Public Improvements Authority, Electric Utility Distribution System Series 2024A, Rev., 5.00%, 10/1/2025	2,275	2,280
Anaheim Housing and Public Improvements Authority, Water System Project Second Lien Series 2024A, Rev., VRDO, LOC : Bank of America NA, 3.60%, 9/2/2025 (a)	3,000	3,000
Bay Area Toll Authority, Toll Bridge
Series 2024D, Rev., VRDO, LOC : TD Bank NA, 3.30%, 9/2/2025 (a)	4,055	4,055
Series 2024I, Rev., VRDO, LOC : TD Bank NA, 3.40%, 9/2/2025 (a)	1,700	1,700
Series 2007A-2, Rev., VRDO, LOC : PNC Bank NA, 1.45%, 9/8/2025 (a)	1,150	1,150
California Educational Facilities Authority, California Institute of Technology Series A, Rev., VRDO, 1.58%, 9/8/2025 (a)	2,050	2,050
California Health Facilities Financing Authority, EL Camino Health Series 2025B, Rev., VRDO, LOC : US Bank NA, 3.35%, 9/2/2025 (a)	1,940	1,940
California Infrastructure and Economic Development Bank, Industrial Development, Silva Corks USA LLC Project, Rev., VRDO, LOC : Bank of America NA, 2.86%, 9/8/2025 (a)	780	780
California Municipal Finance Authority, Multi-Family Housing, Pacific Meadows Apartments Series 2010A, Rev., VRDO, LIQ : FHLMC, 2.73%, 9/8/2025 (a)	580	580
California Municipal Finance Authority, Recovery Zone Facility, Chevron USA, Inc., Project Series 2010C, Rev., VRDO, 3.00%, 9/2/2025 (a)	5,295	5,295
California Public Finance Authority, Sharp Healthcare Series 2024E, Rev., VRDO, LOC : TD Bank NA, 3.30%, 9/2/2025 (a)	395	395
California Statewide Communities Development Authority, Rady Children's Hospital Series 2008A, Rev., VRDO, LOC : US Bank NA, 3.25%, 9/2/2025 (a)	2,225	2,225
California Statewide Communities Development Authority, Sweep Loan Program, Scripps Health Obligated Group Series 2007A, Rev., VRDO, LOC : US Bank NA, 1.20%, 9/8/2025 (a)	100	100
City of Irvine, Assessment District No. 07-22, Limited Obligation Improvement Series A, VRDO, LOC : Sumitomo Mitsui Banking Corp., 3.45%, 9/2/2025 (a)	951	951
City of Irvine, Assessment District No. 93-14, Limited Obligation Improvement, VRDO, LOC : Sumitomo Mitsui Banking Corp., 3.45%, 9/2/2025 (a)	800	800
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
City of Modesto, Multi-Family Housing Westdale Commons Series 2002A, Rev., VRDO, LOC : FNMA, 1.82%, 9/8/2025 (a)	2,200	2,200
County of San Bernardino, Somerset Apartments LLC Series 1999A, Rev., VRDO, LOC : FNMA, 2.43%, 9/8/2025 (a)	950	950
County of San Diego, Museum of Art, COP, VRDO, LOC : Wells Fargo Bank NA, 1.81%, 9/8/2025 (a)	2,200	2,200
Deutsche Bank Spears
Series 2025-DB-8176, Rev., VRDO, LIQ : Deutsche Bank AG, 3.75%, 9/2/2025 (a) (b)	3,415	3,415
Series 2025-DB8181, GO, VRDO, LIQ : Deutsche Bank AG, 3.75%, 9/2/2025 (a) (b)	5,815	5,815
Series 2025-DBE-8182, Rev., VRDO, LIQ : Deutsche Bank AG, 3.75%, 9/2/2025 (a) (b)	3,825	3,825
Series 2025-DB-8169, Rev., VRDO, LIQ : Deutsche Bank AG, 2.82%, 9/8/2025 (a) (b)	2,280	2,280
Metropolitan Water District of Southern California, Waterworks
Series 2016B-2, Rev., VRDO, LIQ : TD Bank NA, 3.30%, 9/2/2025 (a)	1,240	1,240
Series 2024B-1, Rev., VRDO, LIQ : Bank of America NA, 2.18%, 9/8/2025 (a)	3,000	3,000
Mizuho Floater Series 2023-MIZ9122, Rev., VRDO, LIQ : Mizuho Capital Markets LLC, 4.45%, 9/2/2025 (a) (b)	3,100	3,100
Modesto Public Financing Authority, Rev., VRDO, LOC : BMO Harris Bank NA, 1.65%, 9/8/2025 (a)	2,055	2,055
Rancho Water District Community Facilities District No. 89-5, VRDO, LOC : Wells Fargo Bank NA, 1.62%, 9/8/2025 (a)	300	300
RBC Municipal Products, Inc. Trust, Floater Certificates Series C-21, Rev., VRDO, LOC : Royal Bank of Canada, 2.73%, 9/8/2025 (a) (b)	7,250	7,250
Regents of the University of California Medical Center Pooled
Series 2013K, Rev., VRDO, 3.20%, 9/2/2025 (a)	600	600
Series 2020O-1, Rev., VRDO, 3.20%, 9/2/2025 (a)	5,000	5,000
RIB Floater Trust Various States
Series 2022-010, Rev., VRDO, LOC : Barclays Bank plc, 3.80%, 9/2/2025 (a) (b)	1,975	1,975
Series 2022-015, Rev., VRDO, LOC : Barclays Bank plc, 2.98%, 10/3/2025 (a) (b)	5,670	5,670
Sacramento County Housing Authority, Multi-Family Housing, Ashford Park Apartments Series 1996D, Rev., VRDO, FNMA, LIQ : FNMA, 2.15%, 9/8/2025 (a)	2,240	2,240
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	83

JPMorgan California Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Sacramento County Housing Authority, River Terrace Apartments Series C, Rev., VRDO, FNMA, LIQ : FNMA, 2.15%, 9/8/2025 (a)	765	765
Tender Option Bond Trust Receipts/Certificates
Series 2025-XM1245, Rev., VRDO, LIQ : UBS AG, 3.73%, 9/2/2025 (a) (b)	7,375	7,375
Series 2024-BAML5060, Rev., VRDO, LOC : Bank of America NA, 3.83%, 9/2/2025 (a) (b)	3,000	3,000
Series 2024-BAML6030, Rev., VRDO, LOC : Bank of America NA, 3.83%, 9/2/2025 (a) (b)	4,000	4,000
Series 2025-XF1879, Rev., VRDO, LIQ : Bank of America NA, 3.88%, 9/2/2025 (a) (b)	2,400	2,400
Series 2025-XF1899, GO, VRDO, LIQ : Bank of America NA, 3.88%, 9/2/2025 (a) (b)	1,500	1,500
Series 2025-XF1967, Rev., VRDO, LIQ : Bank of America NA, 3.88%, 9/2/2025 (a) (b)	2,250	2,250
Series 2022-XF3028, Rev., VRDO, LOC : Barclays Bank plc, 4.05%, 9/2/2025 (a) (b)	1,850	1,850
Series 2022-XF3030, Rev., VRDO, LOC : Barclays Bank plc, 4.05%, 9/2/2025 (a) (b)	2,315	2,315
Series 2022-XM1007, Rev., VRDO, LIQ : Royal Bank of Canada, 2.75%, 9/4/2025 (a) (b)	3,840	3,840
Series 2022-XF1376, Rev., VRDO, LIQ : Bank of America NA, 2.71%, 9/8/2025 (a) (b)	2,500	2,500
Series 2025-XF3448, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.73%, 9/8/2025 (a) (b)	2,945	2,945
Series 2025-XM1231, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.73%, 9/8/2025 (a) (b)	2,000	2,000
Series 2023-ZF3175, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.74%, 9/8/2025 (a) (b)	6,595	6,595
Series 2023-ZF3187, GO, VRDO, LIQ : Morgan Stanley Bank NA, 2.74%, 9/8/2025 (a) (b)	5,535	5,535
Series 2022-XX1239, GO, VRDO, LIQ : Barclays Bank plc, 2.75%, 9/8/2025 (a) (b)	4,675	4,675
Series 2022-XX1262, Rev., VRDO, LIQ : Barclays Bank plc, 2.75%, 9/8/2025 (a) (b)	1,875	1,875
Series 2022-XX1263, Rev., VRDO, LIQ : Barclays Bank plc, 2.75%, 9/8/2025 (a) (b)	1,875	1,875
Series 2022-YX1200, Rev., VRDO, LIQ : Barclays Bank plc, 2.75%, 9/8/2025 (a) (b)	1,600	1,600
Series 2023-XG0502, Rev., VRDO, LIQ : Barclays Bank plc, 2.75%, 9/8/2025 (a) (b)	2,800	2,800
Series 2024-XG0587, Rev., VRDO, LIQ : Bank of America NA, 2.75%, 9/8/2025 (a) (b)	1,800	1,800
Series 2025-ZF1809, Rev., VRDO, LOC : Royal Bank of Canada, 2.75%, 9/8/2025 (a) (b)	2,675	2,675
Series 2022-XF1415, Rev., VRDO, LIQ : TD Bank NA, 2.76%, 9/8/2025 (a) (b)	1,705	1,705
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
Series 2022-XG0393, GO, VRDO, LOC : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	2,400	2,400
Series 2022-XG0430, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	3,105	3,105
Series 2022-XL0384, GO, VRDO, LOC : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	1,900	1,900
Series 2025-XF3334, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (b)	10,010	10,010
Series 2024-ZF1773, Rev., VRDO, LOC : Royal Bank of Canada, 2.77%, 9/8/2025 (a) (b)	1,670	1,670
Series XG0100, Rev., VRDO, AMBAC, LOC : Deutsche Bank AG, 2.77%, 9/8/2025 (a) (b)	3,300	3,300
Series 2025-XM1302, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.78%, 9/8/2025 (a) (b)	2,560	2,560
Series 2025-CF7014, Rev., VRDO, LOC : Citibank NA, 2.85%, 9/8/2025 (a) (b)	5,000	5,000
Series 2023-007, Rev., VRDO, LOC : Barclays Bank plc, 2.98%, 10/3/2025 (a) (b)	7,700	7,700
University of California
Series 2013AL-3, Rev., VRDO, 3.45%, 9/2/2025 (a)	3,245	3,245
Series 2013AL-1, Rev., VRDO, 3.55%, 9/2/2025 (a)	450	450
Series 2023BP - 2, Rev., VRDO, 2.66%, 9/8/2025 (a)	3,525	3,525
Western Municipal Water District Facilities Authority Series 2012A, Rev., VRDO, LOC : TD Bank NA, 1.65%, 9/8/2025 (a)	565	565
Total California		193,721
Total Municipal Bonds (Cost $193,721)		193,721
	SHARES (000)
Variable Rate Demand Preferred Shares — 13.4%
California — 13.4%
Nuveen California AMT - Free Quality Municipal Income Fund Series 6, LIQ : Sumitomo Mitsui Banking Corp., 2.76%, 9/8/2025# (b)	12,000	12,000
Nuveen California Quality Municipal Income Fund Series 1-1362, LIQ : Societe Generale, 2.82%, 9/8/2025# (b)	25,000	25,000
Total Variable Rate Demand Preferred Shares (Cost $37,000)		37,000
SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — 16.0%
Commercial Paper — 16.0%
California Statewide Communities Development Authority
Series B-6, 2.87%, 11/4/2025	3,000	3,000
Series 9B-1, 2.58%, 1/6/2026	4,000	3,999
Series 09-D, 2.65%, 1/7/2026	2,000	2,000
City and County of San Francisco
Series A-4, 2.62%, 11/4/2025	3,000	3,000
Series A-2, 2.62%, 11/6/2025	2,500	2,500
East Bay Municipal Utility District Series A-1, 2.80%, 10/1/2025	5,000	5,000
Los Angeles County Capital Asset Leasing Corp. Series A-TE, 2.50%, 9/11/2025	5,000	5,000
Municipal Improvement Corp. of Los Angeles
Series A-1, 2.72%, 9/3/2025	5,000	5,000
Series A-3, 2.75%, 9/4/2025	4,400	4,400
Series A-3, 2.55%, 10/1/2025	1,000	1,000
Santa Clara Valley Water District Series A, 2.70%, 10/2/2025	1,563	1,563
State of California
Series A-7, 2.80%, 9/2/2025	1,700	1,700
Series 11A-5, 2.55%, 10/1/2025	1,998	1,998
University of California
Series A, 2.75%, 9/24/2025	2,000	2,000
Series A, 2.70%, 9/30/2025	2,000	2,000
Total Commercial Paper (Cost $44,160)		44,160
Total Short Term Investments (Cost $44,160)		44,160
Total Investments — 99.4% (Cost $274,881) *		274,881
Other Assets in Excess of Liabilities — 0.6%		1,654
NET ASSETS — 100.0%		276,535

Percentages indicated are based on net assets.

Abbreviations
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
COP	Certificate of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2025.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2025.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	85

JPMorgan New York Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 90.4%
New York — 90.4%
Akron Central School District Series 2025A, GO, BAN, 4.00%, 8/13/2026	1,501	1,515
Albany Industrial Development Agency, Civic Facility, Living Resources Corp., Project Series 2007A, Rev., VRDO, LOC : HSBC Bank USA NA, 2.75%, 9/8/2025 (a)	4,580	4,580
Amherst Development Corp., Student Housing Facility, South Lake Village Project Series 2010B, Rev., VRDO, LOC : HSBC Bank USA NA, 2.83%, 9/8/2025 (a)	9,095	9,095
Arlington Central School District, GO, BAN, 4.00%, 10/30/2025	3,265	3,269
Battery Park City Authority Series 2019D-1, Rev., VRDO, LIQ : TD Bank NA, 3.78%, 9/2/2025 (a)	13,100	13,100
Canton Central School District, GO, BAN, 3.75%, 9/4/2026 (b)	1,783	1,800
Canton Central School District, St. Lawrence County Series 2024B, GO, BAN, 4.00%, 9/5/2025	932	932
Cato-Meridian Central School District, GO, BAN, 3.75%, 7/29/2026	4,488	4,527
Cazenovia Central School District, GO, BAN, 4.00%, 7/17/2026	4,000	4,025
City of Albany, GO, BAN, 4.00%, 3/20/2026	16,312	16,385
City of Geneva, GO, BAN, 4.75%, 4/30/2026	5,000	5,040
City of New York, Fiscal Year 2013 Series 2013, Subseries A-2, GO, VRDO, LOC : Mizuho Bank Ltd., 3.90%, 9/2/2025 (a)	2,495	2,495
City of New York, Fiscal Year 2017 Series 2017A-7, GO, VRDO, LOC : BMO Harris Bank NA, 3.97%, 9/2/2025 (a)	5,915	5,915
City of New York, Fiscal Year 2022 Subseries D-4, GO, VRDO, LIQ : State Street Bank & Trust Co., 3.95%, 9/2/2025 (a)	3,710	3,710
City of New York, Fiscal Year 2023 Series 2023A, Subseries A-3, GO, VRDO, LIQ : Bank of Montreal, 3.90%, 9/2/2025 (a)	3,490	3,490
City of New York, Fiscal Year 2025 Series 2025, Subseries G-3, GO, VRDO, LIQ : TD Bank NA, 3.90%, 9/2/2025 (a)	10,525	10,525
City of Newburgh Series 2025A, GO, BAN, 4.00%, 3/5/2026	4,000	4,018
City of Oneida, GO, BAN, 4.00%, 3/27/2026	245	247
City of Peekskill, GO, TAN, 3.75%, 11/4/2025	3,000	3,004
City of Rome, GO, BAN, 4.00%, 6/10/2026	13,650	13,737
Deutsche Bank Spears
Series 2025-DB-8179, Rev., VRDO, LIQ : Deutsche Bank AG, 3.85%, 9/2/2025 (a) (c)	2,135	2,135
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 2025-DB8210, Rev., VRDO, LIQ : Deutsche Bank AG, 3.85%, 9/2/2025 (a) (c)	6,500	6,500
Series 2025-DB-8215, Rev., VRDO, LIQ : Deutsche Bank AG, 3.85%, 9/2/2025 (a) (c)	3,955	3,955
Series DB-8149, Rev., VRDO, LIQ : Deutsche Bank AG, 3.85%, 9/2/2025 (a) (c)	3,800	3,800
Series 2025-DB8173 A, Rev., VRDO, LIQ : Deutsche Bank AG, 2.76%, 9/8/2025 (a) (c)	5,080	5,080
Enlarged City School District of the City of Troy, GO, BAN, 4.00%, 6/5/2026	15,583	15,680
Erie County Industrial Development Agency (The), Our Lady Victory Corp. Series 2007A, Rev., VRDO, LOC : HSBC Bank USA NA, 2.76%, 9/8/2025 (a)	1,975	1,975
Gananda Central School District, GO, BAN, 3.50%, 6/26/2026 (b)	6,000	6,038
Hunter-Tannersville Central School District, GO, BAN, 4.00%, 6/25/2026	3,000	3,016
Hyde Park Central School District, GO, BAN, 4.25%, 6/12/2026	1,970	1,985
Long Island Power Authority, Electric System
Series 2023D, Rev., VRDO, LOC : Barclays Bank plc, 2.70%, 9/8/2025 (a)	16,970	16,970
Series 2025C, Rev., VRDO, LOC : Royal Bank of Canada, 2.75%, 9/8/2025 (a)	25,000	25,000
Metropolitan Transportation Authority
Series 2012G-1, Rev., VRDO, LOC : Barclays Bank plc, 3.85%, 9/2/2025 (a)	2,235	2,235
Series 2015E-1, Rev., VRDO, LOC : Barclays Bank plc, 3.85%, 9/2/2025 (a)	5,755	5,755
Series 2002D, Subseries2B, Rev., VRDO, LOC : Truist Bank, 3.90%, 9/2/2025 (a)	40,770	40,770
Metropolitan Transportation Authority Dedicated Tax Fund
Series 2008A-1, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/2/2025 (a)	8,335	8,335
Series 2008A-2A, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/2/2025 (a)	5,225	5,225
Series 2008A-2B, Rev., VRDO, LOC : PNC Bank NA, 2.70%, 9/8/2025 (a)	15,100	15,100
Middle Country Central School District At Centereach, GO, TAN, 4.00%, 6/24/2026	10,000	10,107
Miller Place Union Free School District, GO, TAN, 3.75%, 6/24/2026 (b)	13,000	13,113
Nanuet Union Free School District Series 2025B, GO, BAN, 3.75%, 12/18/2025	3,000	3,005
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Nassau County Industrial Development Agency, Cold Spring Harbor Laboratory Project Series 2006, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/2/2025 (a)	17,625	17,625
Nassau County Local Economic Assistance Corp., Cold Harbor Laboratory Project Series 2024B, Rev., VRDO, LIQ : TD Bank NA, 2.75%, 9/8/2025 (a)	260	260
New York City Health and Hospitals Corp., Health System Series 2008B, Rev., VRDO, LOC : TD Bank NA, 2.78%, 9/8/2025 (a)	6,100	6,100
New York City Housing Development Corp., 92nd Realty LLC Series 1999A, Rev., VRDO, FNMA, LOC : FNMA, 3.15%, 9/8/2025 (a)	16,400	16,400
New York City Housing Development Corp., Multi Family Housing, Westport Development Series 2004A, Rev., VRDO, LOC : FNMA, 2.95%, 9/8/2025 (a)	16,425	16,425
New York City Housing Development Corp., Multi-Family Mortgage, Manhattan Court Series 2004A, Rev., VRDO, LOC : Citibank NA, 2.76%, 9/8/2025 (a)	6,920	6,920
New York City Housing Development Corp., Multi-Family Rent Housing, Gold Street Series 2006A, Rev., VRDO, LOC : FNMA, 2.70%, 9/8/2025 (a)	15,400	15,400
New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development
Series 2006A, Rev., VRDO, LOC : FNMA, 2.75%, 9/8/2025 (a)	29,050	29,050
Series 2000A, Rev., VRDO, LOC : FNMA, 2.80%, 9/8/2025 (a)	30	30
New York City Housing Development Corp., Multi-Family, 201 Pearl LLC Series 2006A, Rev., VRDO, LOC : FNMA, 2.70%, 9/8/2025 (a)	3,550	3,550
New York City Housing Development Corp., Multi-Family, La Fontaine Owners LLC Series 2005A, Rev., VRDO, LOC : Citibank NA, 2.76%, 9/8/2025 (a)	1,450	1,450
New York City Industrial Development Agency, Washington LLC Project, Rev., VRDO, LOC : Bank of China Ltd., 3.90%, 9/2/2025 (a)	28,115	28,115
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2014 Series 2014AA-4, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.90%, 9/2/2025 (a)	3,900	3,900
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Series 2009BB-1, Rev., VRDO, LIQ : UBS AG, 3.90%, 9/2/2025 (a)	4,525	4,525
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2010 Series 2010CC, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.90%, 9/2/2025 (a)	30,845	30,845
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2017 Series 2017BB, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.70%, 9/2/2025 (a)	11,370	11,370
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023 Series 2023, Subseries BB-2, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.70%, 9/2/2025 (a)	14,110	14,110
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013
Series 2013A-7, Rev., VRDO, LIQ : State Street Bank & Trust Co., 2.70%, 9/8/2025 (a)	1,525	1,525
Series 2013C-5, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 2.75%, 9/8/2025 (a)	2,400	2,400
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015 Series A-4, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.70%, 9/2/2025 (a)	7,975	7,975
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023, Subseries A-2, Rev., VRDO, LIQ : UBS AG, 3.90%, 9/2/2025 (a)	10,000	10,000
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025
Series 2025H, Subseries H-1, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/2/2025 (a)	6,000	6,000
Series 2025 Subseries C-4, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 2.74%, 9/8/2025 (a)	5,000	5,000
New York State Dormitory Authority Series C, Rev., 5.00%, 10/1/2025	1,210	1,212
New York State Dormitory Authority, Columbia University Series 2003B, Rev., VRDO, 2.67%, 9/8/2025 (a)	12,462	12,462
New York State Dormitory Authority, Fordham University Series 2008A-1, Rev., VRDO, LOC : Bank of America NA, 2.74%, 9/8/2025 (a)	4,800	4,800
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	87

JPMorgan New York Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York State Energy Research and Development Authority, Consolidated Edison Co. of New York, Inc., Project
Series 2005A-1, Rev., VRDO, LOC : Mizuho Bank Ltd., 2.65%, 9/8/2025 (a)	600	600
Series 2005A-3, Rev., VRDO, LOC : Mizuho Bank Ltd., 2.70%, 9/8/2025 (a)	5,300	5,300
Series 2005A-3, Rev., VRDO, LOC : Mizuho Bank Ltd., 2.70%, 9/8/2025 (a)	9,600	9,600
Series 2004C-2, Rev., VRDO, LOC : Mizuho Bank Ltd., 2.75%, 9/8/2025 (a)	11,400	11,400
New York State Housing Finance Agency, 10 Barclay Street Series 2004A, Rev., VRDO, LOC : FNMA, 2.75%, 9/8/2025 (a)	35,000	35,000
New York State Housing Finance Agency, 160 Madison Avenue LLC
Series 2013A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 3.88%, 9/2/2025 (a)	41,025	41,025
Series 2014A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 3.88%, 9/2/2025 (a)	20,200	20,200
New York State Housing Finance Agency, 316 Eleventh Avenue Housing Series 2009A, Rev., VRDO, LOC : FNMA, 2.75%, 9/8/2025 (a)	5,550	5,550
New York State Housing Finance Agency, 330 West 39th Street Housing Series 2010A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 2.85%, 9/8/2025 (a)	1,640	1,640
New York State Housing Finance Agency, 350 West 43rd Street Housing Series 2001A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 3.97%, 9/2/2025 (a)	11,000	11,000
New York State Housing Finance Agency, 360 West 43rd Street Housing, Rev., VRDO, LOC : FNMA, 2.80%, 9/8/2025 (a)	2,400	2,400
New York State Housing Finance Agency, 435 East 13th Street Housing Series 2016A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 2.80%, 9/8/2025 (a)	7,220	7,220
New York State Housing Finance Agency, Historic Front Street Series 2003A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 2.77%, 9/8/2025 (a)	10,300	10,300
New York State Housing Finance Agency, Housing Related Taconic Series 2009A, Rev., VRDO, LOC : FNMA, 2.75%, 9/8/2025 (a)	41,130	41,130
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York State Housing Finance Agency, Liberty Street Realty LLC Series 2003A, Rev., VRDO, LOC : FHLMC, 3.06%, 9/8/2025 (a)	5,200	5,200
New York State Housing Finance Agency, Maiden Lane Properties LLC Series 2004A, Rev., VRDO, LOC : FNMA, 2.70%, 9/8/2025 (a)	500	500
New York State Housing Finance Agency, North End Series 2004A, Rev., VRDO, LOC : FNMA, 2.77%, 9/8/2025 (a)	400	400
New York State Housing Finance Agency, Prospect Plaza Apartments Project Series 2007, Rev., VRDO, LOC : Citibank NA, 2.80%, 9/8/2025 (a)	7,200	7,200
New York State Housing Finance Agency, Theater Row Tower Housing Series 2001A, Rev., VRDO, LIQ : FHLMC, 2.80%, 9/8/2025 (a)	10,000	10,000
New York State Housing Finance Agency, Tribeca Park Series ADJ A, Rev., AMT, VRDO, LOC : FNMA, 2.80%, 9/8/2025 (a)	7,000	7,000
New York State Housing Finance Agency, Weyant Green Apartments Series 2007A, Rev., VRDO, LOC : FNMA, 2.80%, 9/8/2025 (a)	100	100
North Merrick Union Free School District, GO, TAN, 4.00%, 5/28/2026 (b)	2,000	2,019
Oneonta City School District, GO, BAN, 4.00%, 6/26/2026	4,730	4,756
Penn Yan Central School District, GO, BAN, 4.00%, 9/12/2025	1,103	1,103
Port Authority of New York and New Jersey Series 2023-0009, Rev., VRDO, LIQ : Citibank NA, 2.76%, 9/8/2025 (a) (c)	7,500	7,500
Port Authority of New York and New Jersey, Consolidated Series 193, Rev., AMT, 5.00%, 10/15/2025	4,015	4,026
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E-118, GO, VRDO, LOC : Royal Bank of Canada, 3.95%, 9/2/2025 (a) (c)	42,320	42,320
Series E-120, Rev., VRDO, LOC : Royal Bank of Canada, 3.95%, 9/2/2025 (a) (c)	5,300	5,300
Series E-146, Rev., VRDO, LOC : Royal Bank of Canada, 2.76%, 9/4/2025 (a) (c)	10,000	10,000
Series 2025-E-166, GO, VRDO, LOC : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (c)	5,000	5,000
Series E-159, GO, VRDO, LOC : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (c)	6,025	6,025
Series 2022-E154, Rev., VRDO, LOC : Royal Bank of Canada, 2.83%, 9/8/2025 (a) (c)	20,325	20,325
SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
RIB Floater Trust Various States
Series 2022-011, Rev., VRDO, LIQ : Barclays Bank plc, 2.75%, 9/8/2025 (a) (c)	3,300	3,300
Series 2022-012, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (c)	11,760	11,760
Series 2025-1003, Rev., VRDO, LIQ : Barclays Bank plc, 2.80%, 9/8/2025 (a) (c)	4,365	4,365
Series 2022-008, Rev., VRDO, LOC : Barclays Bank plc, 2.98%, 10/3/2025 (a) (c)	60,000	60,000
Series 2024-002, Rev., VRDO, LOC : Barclays Bank plc, 2.98%, 10/3/2025 (a) (c)	12,500	12,500
Riverhead Central School District Series A, GO, TAN, 3.50%, 2/10/2026 (b)	10,000	10,036
Roslyn Union Free School District, GO, BAN, 3.75%, 8/26/2026	1,804	1,820
Schoharie Central School District
Series 2025B, GO, BAN, 4.00%, 6/25/2026	2,750	2,765
Series 2025A, GO, BAN, 4.00%, 7/10/2026	11,000	11,077
State of New York Mortgage Agency Homeowner Mortgage
Series 207, Rev., VRDO, LIQ : Royal Bank of Canada, 2.70%, 9/8/2025 (a)	200	200
Series 234, Rev., VRDO, LIQ : UBS AG, 2.70%, 9/8/2025 (a)	19,250	19,250
Tender Option Bond Trust Receipts/Certificates
Series 2025-XX1424, Rev., VRDO, LIQ : Barclays Bank plc, 3.85%, 9/2/2025 (a) (c)	3,250	3,250
Series 2025-XX1430, Rev., VRDO, LIQ : Barclays Bank plc, 3.85%, 9/2/2025 (a) (c)	11,250	11,250
Series 2024-XG0590, Rev., VRDO, A.G., LOC : Barclays Bank plc, 3.88%, 9/2/2025 (a) (c)	9,795	9,795
Series 2025-XF8014, Rev., VRDO, LIQ : Bank of America NA, 3.98%, 9/2/2025 (a) (c)	10,665	10,665
Series 2025-XF8037, Rev., VRDO, LIQ : Bank of America NA, 3.98%, 9/2/2025 (a) (c)	5,330	5,330
Series 2025-XL0601, Rev., VRDO, LIQ : Bank of America NA, 3.98%, 9/2/2025 (a) (c)	3,175	3,175
Series 2025-XF8005, Rev., VRDO, LIQ : Bank of America NA, 4.00%, 9/2/2025 (a) (c)	6,665	6,665
Series 2025-YX1372, Rev., VRDO, LOC : Barclays Bank plc, 4.05%, 9/2/2025 (a) (c)	22,075	22,075
Series 2024-BAML6026, Rev., VRDO, LOC : Bank of America NA, 4.09%, 9/2/2025 (a) (c)	3,420	3,420
Series 2022-ZF1417, Rev., VRDO, LIQ : Royal Bank of Canada, 2.76%, 9/4/2025 (a) (c)	1,635	1,635
Series 2022-XM1058, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.75%, 9/8/2025 (a) (c)	2,870	2,870
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 2022-XM1070, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.75%, 9/8/2025 (a) (c)	3,280	3,280
Series 2023-XF3182, Rev., VRDO, LIQ : Barclays Bank plc, 2.75%, 9/8/2025 (a) (c)	2,755	2,755
Series 2023-XF3185, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.75%, 9/8/2025 (a) (c)	5,930	5,930
Series 2023-XM1142, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.75%, 9/8/2025 (a) (c)	10,070	10,070
Series 2023-XX1323, Rev., VRDO, LIQ : Barclays Bank plc, 2.75%, 9/8/2025 (a) (c)	6,000	6,000
Series 2025-ZF3373, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.75%, 9/8/2025 (a) (c)	3,530	3,530
Series 025-ZF1987, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (c)	4,835	4,835
Series 025-ZF1994, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (c)	2,290	2,290
Series 025-ZF1995, GO, VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (c)	2,530	2,530
Series 2019-XF0847, Rev., VRDO, LOC : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (c)	7,220	7,220
Series 2020-XF2868, Rev., VRDO, LOC : Barclays Bank plc, 2.76%, 9/8/2025 (a) (c)	1,900	1,900
Series 2020-XG0276, Rev., VRDO, LOC : Bank of America NA, 2.76%, 9/8/2025 (a) (c)	1,545	1,545
Series 2022-XF1339, GO, VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (c)	4,090	4,090
Series 2022-XF1383, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (c)	3,050	3,050
Series 2022-XF1393, Rev., VRDO, LIQ : TD Bank NA, 2.76%, 9/8/2025 (a) (c)	3,500	3,500
Series 2022-XF1399, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (c)	1,835	1,835
Series 2022-XF3002, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (c)	10,700	10,700
Series 2022-XF3016, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (c)	19,705	19,705
Series 2022-XF3021, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (c)	3,600	3,600
Series 2022-XF3047, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (c)	2,400	2,400
Series 2022-XG0405, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (c)	1,875	1,875
Series 2022-XL0322, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (c)	6,700	6,700
Series 2022-XL0353, GO, VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (c)	2,860	2,860
Series 2022-XL0381, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (c)	1,875	1,875
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	89

JPMorgan New York Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2022-XM1006, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (c)	2,400	2,400
Series 2022-XM1010, Rev., VRDO, LIQ : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (c)	2,950	2,950
Series 2022-XM1015, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (c)	18,750	18,750
Series 2022-XM1031, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (c)	3,750	3,750
Series 2022-XM1052, Rev., VRDO, LIQ : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (c)	5,625	5,625
Series 2022-XM1069, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (c)	2,445	2,445
Series 2022-XX1282, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (c)	4,970	4,970
Series 2022-YX1208, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (c)	12,050	12,050
Series 2022-YX1242, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (c)	5,630	5,630
Series 2022-YX1250, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (c)	1,730	1,730
Series 2022-YX1257, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (c)	3,440	3,440
Series 2022-YX1277, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (c)	2,985	2,985
Series 2022-ZL0263, Rev., VRDO, LIQ : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (c)	2,985	2,985
Series 2022-ZL0350, GO, VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (c)	5,000	5,000
Series 2022-ZL0393, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (c)	2,050	2,050
Series 2023-XF1495, Rev., VRDO, LIQ : TD Bank NA, 2.76%, 9/8/2025 (a) (c)	1,565	1,565
Series 2023-XF1505, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (c)	3,350	3,350
Series 2023-XF1506, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (c)	8,900	8,900
Series 2023-XF1614, Rev., VRDO, LOC : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (c)	1,245	1,245
Series 2023-XF1622, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (c)	1,875	1,875
Series 2023-XF1633, Rev., VRDO, LIQ : TD Bank NA, 2.76%, 9/8/2025 (a) (c)	3,880	3,880
Series 2023-XF1643, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (c)	2,905	2,905
Series 2023-XF1652, Rev., VRDO, LIQ : TD Bank NA, 2.76%, 9/8/2025 (a) (c)	3,750	3,750
Series 2023-XF1665, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (c)	3,310	3,310
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 2023-XF3161, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (c)	3,840	3,840
Series 2023-XF3169, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (c)	14,835	14,835
Series 2023-XF3184, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (c)	11,575	11,575
Series 2023-XL0434, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (c)	10,975	10,975
Series 2023-XL0441, GO, VRDO, LIQ : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (c)	2,000	2,000
Series 2023-XL0463, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (c)	5,210	5,210
Series 2023-XX1281, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (c)	8,290	8,290
Series 2023-ZF1656, Rev., VRDO, LIQ : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (c)	3,210	3,210
Series 2023-ZF3167, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (c)	2,500	2,500
Series 2023-ZF3171, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (c)	2,130	2,130
Series 2023-ZL0494, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (c)	5,330	5,330
Series 2023-ZL0517, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (c)	1,670	1,670
Series 2024-XF3229, Rev., VRDO, A.G., LOC : Barclays Bank plc, 2.76%, 9/8/2025 (a) (c)	6,275	6,275
Series 2024-XF3273, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (c)	4,125	4,125
Series 2024-XG0561, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (c)	2,360	2,360
Series 2024-XL0568, Rev., VRDO, A.G., LOC : TD Bank NA, 2.76%, 9/8/2025 (a) (c)	160	160
Series 2024-XM1181, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (c)	2,165	2,165
Series 2024-XX1358, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (c)	1,080	1,080
Series 2024-YX1344, Rev., VRDO, LOC : Barclays Bank plc, 2.76%, 9/8/2025 (a) (c)	5,750	5,750
Series 2024-YX1347, Rev., VRDO, LOC : Barclays Bank plc, 2.76%, 9/8/2025 (a) (c)	3,375	3,375
Series 2025-CF7021, Rev., VRDO, LIQ : Citibank NA, 2.76%, 9/8/2025 (a) (c)	13,215	13,215
Series 2025-CF7025, Rev., VRDO, LIQ : Citibank NA, 2.76%, 9/8/2025 (a) (c)	5,895	5,895
Series 2025-XF1967, GO, VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (c)	2,665	2,665
Series 2025-XF3320, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (c)	500	500
SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2025-XF3384, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (c)	830	830
Series 2025-XL0676, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (c)	7,455	7,455
Series 2025-XM1306, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (c)	6,000	6,000
Series 2025-ZF1844, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (c)	1,875	1,875
Series 2025-ZF1861, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (c)	3,725	3,725
Series 2025-ZF1862, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (c)	1,675	1,675
Series 2025-ZF1883, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (c)	2,500	2,500
Series 2025-ZF1897, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (c)	3,810	3,810
Series 2025-ZF1906, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (c)	1,875	1,875
Series 2025-ZF1907, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (c)	1,875	1,875
Series 2025-ZF1936, GO, VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (c)	2,110	2,110
Series 2025-ZF3323, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (c)	3,520	3,520
Series 2025-ZF3391, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (c)	2,810	2,810
Series 2025-ZF3408, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (c)	2,500	2,500
Series 2025-ZF8024, Rev., VRDO, LIQ : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (c)	3,370	3,370
Series 2022-XF3065, Rev., VRDO, LOC : Barclays Bank plc, 2.77%, 9/8/2025 (a) (c)	5,995	5,995
Series 2022-ZL0270, Rev., VRDO, LIQ : Barclays Bank plc, 2.77%, 9/8/2025 (a) (c)	2,070	2,070
Series 2023-XL0526, Rev., VRDO, LOC : Royal Bank of Canada, 2.77%, 9/8/2025 (a) (c)	3,635	3,635
Series 2024-XM1196, Rev., VRDO, A.G., LOC : Royal Bank of Canada, 2.77%, 9/8/2025 (a) (c)	5,100	5,100
Series 2023-XF1496, Rev., VRDO, LIQ : TD Bank NA, 2.78%, 9/8/2025 (a) (c)	2,150	2,150
Series 2025-XG0623, Rev., VRDO, A.G., LOC : Bank of America NA, 2.78%, 9/8/2025 (a) (c)	5,060	5,060
Series 2025-ZF3319, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.78%, 9/8/2025 (a) (c)	6,665	6,665
Series 025-ZF1991, Rev., VRDO, LIQ : Bank of America NA, 2.79%, 9/8/2025 (a) (c)	4,685	4,685
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 2022-XG0379, Rev., VRDO, LIQ : Bank of America NA, 2.79%, 9/8/2025 (a) (c)	3,565	3,565
Series 2022-XG0394, Rev., VRDO, LIQ : Bank of America NA, 2.79%, 9/8/2025 (a) (c)	5,040	5,040
Series 2022-XG0438, Rev., VRDO, LIQ : Bank of America NA, 2.79%, 9/8/2025 (a) (c)	2,145	2,145
Series 2023-XG0526, Rev., VRDO, LIQ : Bank of America NA, 2.79%, 9/8/2025 (a) (c)	3,200	3,200
Town of Bethlehem, GO, BAN, 5.00%, 5/1/2026	5,960	6,017
Town of DeWitt, GO, BAN, 3.75%, 10/13/2025	16,000	16,014
Town of Hamburg, GO, BAN, 4.25%, 6/17/2026	3,000	3,022
Town of LaGrange, GO, BAN, 4.00%, 9/11/2025	929	929
Town of Oyster Bay, GO, BAN, 4.00%, 3/6/2026	13,779	13,865
Town of Pembroke, GO, BAN, 4.00%, 3/26/2026	4,000	4,023
Town of Skaneateles, GO, BAN, 4.25%, 5/22/2026	2,827	2,844
Town of Vestal, GO, BAN, 4.00%, 6/4/2026	4,292	4,319
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2005B-4C, Rev., VRDO, LOC : US Bank NA, 3.85%, 9/2/2025 (a)	7,875	7,875
Series 2003B-2, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/2/2025 (a)	12,910	12,910
Series 2005B-4A, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/2/2025 (a)	24,160	24,160
Series 2025B-2B, Rev., VRDO, LOC : State Street Bank & Trust Co., 2.69%, 9/8/2025 (a)	600	600
Series 2023A, Rev., 5.00%, 11/15/2025	500	502
Trust for Cultural Resources of The City of New York (The), American Museum of Natural History
Series 2014B2, Rev., VRDO, 2.76%, 12/29/2025 (a)	10,190	10,190
Series 2014B-1, Rev., VRDO, 2.77%, 5/5/2026 (a)	5,225	5,225
Trust for Cultural Resources of The City of New York (The), The Museum of Modern Art Series 2006A-2, Rev., VRDO, 2.69%, 9/8/2025 (a)	27,875	27,875
Union Springs Central School District, GO, BAN, 3.75%, 7/17/2026	1,056	1,063
Valley Central School District, GO, BAN, 4.00%, 6/23/2026 (b)	10,000	10,105
Village of Freeport
Series 2024D, GO, BAN, 4.00%, 10/17/2025	9,500	9,510
Series 2025A, GO, BAN, 3.75%, 2/27/2026	1,713	1,718
Series 2025C, GO, BAN, 4.75%, 4/24/2026	6,925	6,979
Village of Hamburg, GO, BAN, 4.00%, 9/18/2025	2,000	2,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	91

JPMorgan New York Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Village of Haverstraw
Series 2024A, GO, BAN, 4.00%, 9/12/2025	2,245	2,245
Series 2025B, GO, BAN, 4.00%, 9/11/2026 (b)	2,197	2,225
Village of Hempstead Series 2025A, GO, BAN, 4.75%, 5/1/2026	6,000	6,048
Village of Highland Falls Series 2024A, GO, BAN, 4.00%, 3/11/2026	4,375	4,397
Village of Lake Success Series 2024B, GO, BAN, 3.75%, 10/29/2025	2,090	2,092
Village of New Paltz
Series 2024C, GO, BAN, 4.00%, 9/12/2025	3,855	3,856
Series 2025C, GO, BAN, 4.00%, 9/11/2026 (b)	3,250	3,291
Village of Pelham, GO, BAN, 4.00%, 2/13/2026	2,241	2,251
Village of Penn Yan, GO, BAN, 4.00%, 7/16/2026	7,583	7,630
Village of Port Chester, GO, BAN, 4.00%, 5/1/2026	5,000	5,008
Warrensburg Central School District, GO, BAN, 4.00%, 6/23/2026	3,900	3,921
West Genesee Central School District Series 2025B, GO, BAN, 4.00%, 7/17/2026	4,000	4,029
Total New York		1,777,702
Total Municipal Bonds (Cost $1,777,702)		1,777,702
	SHARES (000)
Variable Rate Demand Preferred Shares — 9.0%
New York — 9.0%
BlackRock MuniHoldings New York Quality Fund, Inc. Series W-7-2436, LIQ : Bank of America NA, 2.87%, 9/8/2025#	28,200	28,200
Nuveen New York AMT - Free Quality Municipal Income Fund
Series 1, LIQ : Societe Generale, 2.78%, 9/8/2025# (c)	18,600	18,600
Series 2, LIQ : Royal Bank of Canada, 2.78%, 9/8/2025# (c)	26,800	26,800
Series 3, LIQ : Sumitomo Mitsui Banking Corp., 2.78%, 9/8/2025# (c)	43,200	43,200
Series 5, LIQ : TD Bank NA, 2.80%, 9/8/2025# (c)	40,000	40,000
Nuveen New York Quality Municipal Income Fund Series 1-PFD, LIQ : TD Bank NA, 2.89%, 9/8/2025# (c)	20,500	20,500
Total Variable Rate Demand Preferred Shares (Cost $177,300)		177,300
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — 2.7%
Commercial Paper — 2.7%
Dormitory of The State
2.75%, 9/11/2025	12,500	12,500
2.74%, 9/18/2025	40,000	40,000
Total Commercial Paper (Cost $52,500)		52,500
Total Short Term Investments (Cost $52,500)		52,500
Total Investments — 102.1% (Cost $2,007,502) *		2,007,502
Liabilities in Excess of Other Assets — (2.1)%		(41,889)
NET ASSETS — 100.0%		1,965,613

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
Rev.	Revenue
TAN	Tax Anticipation Note
VRDO	Variable Rate Demand Obligation

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2025.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2025.

(b)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. Morgan Money Market Funds	August 31, 2025

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2025 (Unaudited)
(Amounts in thousands, except per share amounts)

	JPMorgan Prime Money Market Fund	JPMorgan Institutional Tax Free Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$64,929,731	$2,716,977
Repurchase agreements, at value	22,622,361	—
Cash	2,600,001	12
Receivables:
Investment securities sold	—	105
Investment securities sold — delayed delivery securities	—	1,250
Interest from non-affiliates	161,824	9,432
Total Assets	90,313,917	2,727,776
LIABILITIES:
Payables:
Distributions	190,937	5,238
Accrued liabilities:
Investment advisory fees	5,910	190
Administration fees	2,313	75
Distribution fees	1	—
Service fees	4,888	48
Custodian and accounting fees	54	38
Trustees’ and Chief Compliance Officer’s fees	—	2
Other	243	33
Total Liabilities	204,346	5,624
Net Assets	$90,109,571	$2,722,152
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	93

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2025 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Prime Money Market Fund	JPMorgan Institutional Tax Free Money Market Fund
NET ASSETS:
Paid-in-Capital	$90,114,767	$2,722,146
Total distributable earnings (loss)	(5,196)	6
Total Net Assets	$90,109,571	$2,722,152
Net Assets:
Academy	$1,376,442	$—
Agency	3,080,458	60,961
Capital	50,087,497	372,229
Empower	719,755	—
IM	12,020,930	1,885,800
Institutional Class	19,231,542	403,162
Morgan	701,569	—
Premier	2,888,392	—
Reserve	2,986	—
Total	$90,109,571	$2,722,152
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Academy	1,376,265	—
Agency	3,077,831	60,948
Capital	50,076,817	372,133
Empower	719,630	—
IM	12,018,040	1,885,631
Institutional Class	19,226,426	403,098
Morgan	700,583	—
Premier	2,887,282	—
Reserve	2,984	—
Net Asset Value offering and redemption price per share
Academy	$1.0001	$—
Agency	1.0009	1.0002
Capital	1.0002	1.0003
Empower	1.0002	—
IM	1.0002	1.0001
Institutional Class	1.0003	1.0002
Morgan	1.0014	—
Premier	1.0004	—
Reserve	1.0005	—
Cost of investments in non-affiliates	$64,928,955	$2,716,977
Cost of repurchase agreements	22,622,361	—
SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. Morgan Money Market Funds	August 31, 2025

	JPMorgan Liquid Assets Money Market Fund	JPMorgan Securities Lending Money Market Fund	JPMorgan U.S. Government Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$64,355,826	$445,043	$195,863,741
Repurchase agreements, at value	16,877,000	1,281,295	103,444,674
Cash	2,137,095	1	10,551,687
Receivables:
Interest from non-affiliates	154,792	1,562	776,199
Total Assets	83,524,713	1,727,901	310,636,301
LIABILITIES:
Payables:
Distributions	102,419	5,017	630,758
Investment securities purchased	100,000	10,000	4,470,785
Accrued liabilities:
Investment advisory fees	5,593	45	20,376
Administration fees	2,188	4	8,161
Distribution fees	815	—	1,403
Service fees	14,258	—	24,204
Custodian and accounting fees	247	7	597
Trustees’ and Chief Compliance Officer’s fees	— (a)	— (a)	55
Other	464	41	1,323
Total Liabilities	225,984	15,114	5,157,662
Net Assets	$83,298,729	$1,712,787	$305,478,639

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	95

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2025 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Liquid Assets Money Market Fund	JPMorgan Securities Lending Money Market Fund	JPMorgan U.S. Government Money Market Fund
NET ASSETS:
Paid-in-Capital	$83,298,724	$1,712,769	$305,543,599
Total distributable earnings (loss)	5	18	(64,960)
Total Net Assets	$83,298,729	$1,712,787	$305,478,639
Net Assets:
Academy	$—	$—	$4,382,136
Agency	4,737,568	—	16,718,728
Agency SL	—	1,712,787	—
Capital	21,612,731	—	182,898,133
Empower	—	—	9,806,666
IM	—	—	11,683,614
Institutional Class	11,721,763	—	43,166,341
Investor	10,078	—	3,674,719
Morgan	9,594,021	—	15,176,212
Premier	35,605,103	—	17,835,653
Reserve	17,465	—	34,892
Service	—	—	101,545
Total	$83,298,729	$1,712,787	$305,478,639
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Academy	—	—	4,383,066
Agency	4,737,557	—	16,722,284
Agency SL	—	1,712,798	—
Capital	21,612,685	—	182,937,008
Empower	—	—	9,808,748
IM	—	—	11,686,102
Institutional Class	11,721,738	—	43,175,520
Investor	10,078	—	3,675,499
Morgan	9,594,001	—	15,179,441
Premier	35,605,027	—	17,839,445
Reserve	17,465	—	34,899
Service	—	—	101,567
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00
Cost of investments in non-affiliates	$64,355,826	$445,043	$195,863,741
Cost of repurchase agreements	16,877,000	1,281,295	103,444,674
SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. Morgan Money Market Funds	August 31, 2025

	JPMorgan U.S. Treasury Plus Money Market Fund	JPMorgan Federal Money Market Fund	JPMorgan 100% U.S. Treasury Securities Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$29,163,505	$8,269,341	$265,179,623
Repurchase agreements, at value	21,275,000	—	—
Cash	1,727,218	352,879	6,344,591
Receivables:
Interest from non-affiliates	113,319	17,367	169,348
Total Assets	52,279,042	8,639,587	271,693,562
LIABILITIES:
Payables:
Distributions	101,405	15,667	692,652
Investment securities purchased	990,132	99,355	12,911,662
Accrued liabilities:
Investment advisory fees	3,396	573	16,904
Administration fees	1,329	224	6,799
Distribution fees	524	32	785
Service fees	5,408	1,156	21,362
Custodian and accounting fees	124	29	372
Trustees’ and Chief Compliance Officer’s fees	2	1	30
Other	344	117	415
Total Liabilities	1,102,664	117,154	13,650,981
Net Assets	$51,176,378	$8,522,433	$258,042,581
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	97

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2025 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan U.S. Treasury Plus Money Market Fund	JPMorgan Federal Money Market Fund	JPMorgan 100% U.S. Treasury Securities Money Market Fund
NET ASSETS:
Paid-in-Capital	$51,176,263	$8,522,332	$258,043,148
Total distributable earnings (loss)	115	101	(567)
Total Net Assets	$51,176,378	$8,522,433	$258,042,581
Net Assets:
Academy	$114,787	$—	$366,585
Agency	3,259,255	602,143	17,900,397
Capital	20,114,883	—	139,769,647
Empower	177,485	—	936,245
IM	494,199	—	136,310
Institutional Class	16,118,844	5,221,648	69,407,729
Investor	17,332	—	—
Morgan	4,987,132	385,250	6,711,081
Premier	5,328,258	2,313,392	21,776,959
Reserve	564,203	—	1,037,628
Total	$51,176,378	$8,522,433	$258,042,581
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Academy	114,787	—	366,586
Agency	3,259,248	602,135	17,900,430
Capital	20,114,838	—	139,769,905
Empower	177,485	—	936,247
IM	494,198	—	136,311
Institutional Class	16,118,808	5,221,582	69,407,857
Investor	17,332	—	—
Morgan	4,987,121	385,245	6,711,093
Premier	5,328,246	2,313,363	21,777,000
Reserve	564,202	—	1,037,629
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00
Cost of investments in non-affiliates	$29,163,505	$8,269,341	$265,179,623
Cost of repurchase agreements	21,275,000	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. Morgan Money Market Funds	August 31, 2025

	JPMorgan Tax Free Money Market Fund	JPMorgan Municipal Money Market Fund	JPMorgan California Municipal Money Market Fund	JPMorgan New York Municipal Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$10,832,823	$2,653,137	$274,881	$2,007,502
Cash	34	9	9	—
Receivables:
Investment securities sold	7,510	—	—	—
Investment securities sold — delayed delivery securities	400	10,505	765	790
Interest from non-affiliates	46,620	13,202	1,387	9,956
Total Assets	10,887,387	2,676,853	277,042	2,018,248
LIABILITIES:
Payables:
Due to custodian	—	—	—	3
Distributions	19,057	1,957	399	3,556
Investment securities purchased	2,405	11,665	—	—
Investment securities purchased — delayed delivery securities	72,715	14,088	—	48,626
Accrued liabilities:
Investment advisory fees	744	182	13	125
Administration fees	291	71	3	49
Distribution fees	129	8	1	4
Service fees	1,212	339	35	195
Custodian and accounting fees	32	22	10	19
Trustees’ and Chief Compliance Officer’s fees	— (a)	1	—	—
Other	111	47	46	58
Total Liabilities	96,696	28,380	507	52,635
Net Assets	$10,790,691	$2,648,473	$276,535	$1,965,613

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	99

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2025 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Tax Free Money Market Fund	JPMorgan Municipal Money Market Fund	JPMorgan California Municipal Money Market Fund	JPMorgan New York Municipal Money Market Fund
NET ASSETS:
Paid-in-Capital	$10,790,718	$2,648,430	$276,549	$1,965,629
Total distributable earnings (loss)	(27)	43	(14)	(16)
Total Net Assets	$10,790,691	$2,648,473	$276,535	$1,965,613
Net Assets:
Agency	$353,855	$184,576	$15,804	$194,623
Institutional Class	8,487,450	1,700,375	170,170	1,453,882
Morgan	90,734	93,168	4,131	43,678
Premier	1,291,780	670,344	86,420	272,071
Reserve	566,872	—	—	1,349
Service	—	10	10	10
Total	$10,790,691	$2,648,473	$276,535	$1,965,613
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Agency	353,838	184,563	15,798	194,620
Institutional Class	8,487,027	1,700,251	170,109	1,453,862
Morgan	90,729	93,161	4,130	43,678
Premier	1,291,716	670,294	86,390	272,068
Reserve	566,844	—	—	1,349
Service	—	10	10	10
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00	$1.00
Cost of investments in non-affiliates	$10,832,823	$2,653,137	$274,881	$2,007,502
SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. Morgan Money Market Funds	August 31, 2025

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2025 (Unaudited)
(Amounts in thousands)

	JPMorgan Prime Money Market Fund	JPMorgan Institutional Tax Free Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$1,869,676	$31,074
Interest income from affiliates	56,160	— (a)
Total investment income	1,925,836	31,074
EXPENSES:
Investment advisory fees	34,248	916
Administration fees	13,577	363
Distribution fees (See Note 4)	4	—
Service fees (See Note 4)	28,737	364
Custodian and accounting fees	612	98
Interest expense to affiliates	—	— (a)
Professional fees	214	31
Trustees’ and Chief Compliance Officer’s fees	106	16
Printing and mailing costs	42	13
Registration and filing fees	307	41
Transfer agency fees (See Note 2.F.)	734	66
Other	489	22
Total expenses	79,070	1,930
Less fees waived	(785)	(105)
Less expense reimbursements	(10)	—
Net expenses	78,275	1,825
Net investment income (loss)	1,847,561	29,249
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	87	—
Change in net unrealized appreciation/depreciation on investments in non-affiliates	(10,914)	—
Net realized/unrealized gains (losses)	(10,827)	—
Change in net assets resulting from operations	$1,836,734	$29,249

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	101

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2025 (Unaudited) (continued)
(Amounts in thousands)

	JPMorgan Liquid Assets Money Market Fund	JPMorgan Securities Lending Money Market Fund	JPMorgan U.S. Government Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$1,753,116	$30,661	$6,369,194
Interest income from affiliates	46,264	—	219,356
Income from interfund lending (net)	96	—	—
Total investment income	1,799,476	30,661	6,588,550
EXPENSES:
Investment advisory fees	32,047	558	120,554
Administration fees	12,705	221	47,795
Distribution fees (See Note 4)	4,745	—	8,172
Service fees (See Note 4)	83,110	—	141,838
Custodian and accounting fees	782	87	1,437
Professional fees	173	29	527
Trustees’ and Chief Compliance Officer’s fees	101	14	355
Printing and mailing costs	257	15	578
Registration and filing fees	801	13	824
Transfer agency fees (See Note 2.F.)	495	4	1,934
Other	256	23	646
Total expenses	135,472	964	324,660
Less fees waived	(726)	(545)	(4,191)
Net expenses	134,746	419	320,469
Net investment income (loss)	1,664,730	30,242	6,268,081
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	13	2	5,738
Change in net assets resulting from operations	$1,664,743	$30,244	$6,273,819
SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. Morgan Money Market Funds	August 31, 2025

	JPMorgan U.S. Treasury Plus Money Market Fund	JPMorgan Federal Money Market Fund	JPMorgan 100% U.S. Treasury Securities Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$1,011,333	$172,712	$5,230,266
Interest income from affiliates	33,603	9,303	153,404
Total investment income	1,044,936	182,015	5,383,670
EXPENSES:
Investment advisory fees	19,184	3,361	99,653
Administration fees	7,605	1,332	39,505
Distribution fees (See Note 4)	2,982	187	4,806
Service fees (See Note 4)	31,279	7,171	125,985
Custodian and accounting fees	416	84	1,128
Professional fees	120	39	373
Trustees’ and Chief Compliance Officer’s fees	68	23	293
Printing and mailing costs	68	26	123
Registration and filing fees	161	173	520
Transfer agency fees (See Note 2.F.)	298	61	1,384
Other	131	30	592
Total expenses	62,312	12,487	274,362
Less fees waived	(605)	(336)	(4,590)
Net expenses	61,707	12,151	269,772
Net investment income (loss)	983,229	169,864	5,113,898
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	1,152	49	1,811
Change in net assets resulting from operations	$984,381	$169,913	$5,115,709
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	103

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2025 (Unaudited) (continued)
(Amounts in thousands)

	JPMorgan Tax Free Money Market Fund	JPMorgan Municipal Money Market Fund	JPMorgan California Municipal Money Market Fund	JPMorgan New York Municipal Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$159,920	$38,245	$3,834	$27,151
Interest income from affiliates	5	1	—	1
Total investment income	159,925	38,246	3,834	27,152
EXPENSES:
Investment advisory fees	4,486	1,060	117	760
Administration fees	1,779	420	46	301
Distribution fees (See Note 4)	784	53	9	26
Service fees (See Note 4)	7,727	2,169	258	1,334
Custodian and accounting fees	133	62	27	52
Interest expense to affiliates	1	6	— (a)	10
Professional fees	51	34	26	30
Trustees’ and Chief Compliance Officer’s fees	25	16	12	15
Printing and mailing costs	24	66	12	14
Registration and filing fees	82	86	30	39
Transfer agency fees (See Note 2.F.)	68	18	4	22
Other	59	8	6	10
Total expenses	15,219	3,998	547	2,613
Less fees waived	(437)	(220)	(99)	(163)
Net expenses	14,782	3,778	448	2,450
Net investment income (loss)	145,143	34,468	3,386	24,702
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	64	38	—	9
Change in net assets resulting from operations	$145,207	$34,506	$3,386	$24,711

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. Morgan Money Market Funds	August 31, 2025

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,847,561	$4,194,147	$29,249	$51,994
Net realized gain (loss)	87	153	—	11
Change in net unrealized appreciation/depreciation	(10,914)	(2,807)	—	(18)
Change in net assets resulting from operations	1,836,734	4,191,493	29,249	51,987
DISTRIBUTIONS TO SHAREHOLDERS:
Academy	(22,501)	(49,184)	—	—
Agency	(61,616)	(140,556)	(982)	(2,471)
Capital	(1,014,069)	(2,053,917)	(5,124)	(13,726)
Empower	(13,562)	(27,914)	—	—
IM	(277,721)	(741,074)	(17,926)	(26,221)
Institutional Class	(386,920)	(932,908)	(5,217)	(9,581)
Morgan	(12,274)	(111,146)	—	—
Premier	(58,842)	(137,314)	—	—
Reserve	(56)	(135)	—	—
Total distributions to shareholders	(1,847,561)	(4,194,148)	(29,249)	(51,999)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	2,140,617	1,676,719	746,145	561,386
NET ASSETS:
Change in net assets	2,129,790	1,674,064	746,145	561,374
Beginning of period	87,979,781	86,305,717	1,976,007	1,414,633
End of period	$90,109,571	$87,979,781	$2,722,152	$1,976,007
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	105

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Liquid Assets Money Market Fund		JPMorgan Securities Lending Money Market Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,664,730	$3,259,352	$30,242	$67,152
Net realized gain (loss)	13	30	2	134
Change in net unrealized appreciation/depreciation	—	—	—	(517)
Change in net assets resulting from operations	1,664,743	3,259,382	30,244	66,769
DISTRIBUTIONS TO SHAREHOLDERS:
Agency	(98,256)	(191,544)	—	—
Agency SL	—	—	(30,242)	(67,152)
Capital	(423,568)	(799,862)	—	—
Institutional Class	(245,247)	(513,747)	—	—
Investor	(209)	(369)	—	—
Morgan	(185,366)	(372,490)	—	—
Premier	(711,791)	(1,380,628)	—	—
Reserve	(293)	(712)	—	—
Total distributions to shareholders	(1,664,730)	(3,259,352)	(30,242)	(67,152)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	7,031,616	14,271,968	357,685	(1,161,080)
NET ASSETS:
Change in net assets	7,031,629	14,271,998	357,687	(1,161,463)
Beginning of period	76,267,100	61,995,102	1,355,100	2,516,563
End of period	$83,298,729	$76,267,100	$1,712,787	$1,355,100
SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. Morgan Money Market Funds	August 31, 2025

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$6,268,081	$13,115,669	$983,229	$2,019,717
Net realized gain (loss)	5,738	2,573	1,152	1,959
Change in net assets resulting from operations	6,273,819	13,118,242	984,381	2,021,676
DISTRIBUTIONS TO SHAREHOLDERS:
Academy	(90,126)	(339,820)	(6,419)	(62,398)
Agency	(346,986)	(712,924)	(65,357)	(132,419)
Capital	(3,805,430)	(7,784,861)	(400,247)	(806,488)
Empower	(216,094)	(417,083)	(3,594)	(3,086)
IM	(226,191)	(455,485)	(8,687)	(15,083)
Institutional Class	(875,869)	(1,998,445)	(297,260)	(552,602)
Investor	(70,294)	(112,497)	(338)	(661)
Morgan	(288,836)	(536,858)	(87,156)	(183,521)
Premier	(344,574)	(715,817)	(104,094)	(234,539)
Reserve	(644)	(32,567)	(10,077)	(28,920)
Service	(3,037)	(9,312)	—	—
Total distributions to shareholders	(6,268,081)	(13,115,669)	(983,229)	(2,019,717)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	996,270	36,980,461	4,191,044	6,016,979
NET ASSETS:
Change in net assets	1,002,008	36,983,034	4,192,196	6,018,938
Beginning of period	304,476,631	267,493,597	46,984,182	40,965,244
End of period	$305,478,639	$304,476,631	$51,176,378	$46,984,182
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	107

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$169,864	$364,067	$5,113,898	$9,847,387
Net realized gain (loss)	49	252	1,811	3,163
Change in net assets resulting from operations	169,913	364,319	5,115,709	9,850,550
DISTRIBUTIONS TO SHAREHOLDERS:
Academy	—	—	(4,771)	(6,694)
Agency	(12,672)	(30,423)	(346,917)	(721,622)
Capital	—	—	(2,791,959)	(5,043,503)
Empower	—	—	(19,828)	(55,515)
IM	—	—	(2,800)	(11,877)
Institutional Class	(104,264)	(221,647)	(1,380,667)	(2,842,668)
Morgan	(7,021)	(14,736)	(130,393)	(274,488)
Premier	(45,907)	(97,261)	(417,010)	(836,573)
Reserve	—	—	(19,553)	(54,447)
Total distributions to shareholders	(169,864)	(364,067)	(5,113,898)	(9,847,387)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(75,623)	1,366,364	14,804,324	59,593,804
NET ASSETS:
Change in net assets	(75,574)	1,366,616	14,806,135	59,596,967
Beginning of period	8,598,007	7,231,391	243,236,446	183,639,479
End of period	$8,522,433	$8,598,007	$258,042,581	$243,236,446
SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. Morgan Money Market Funds	August 31, 2025

	JPMorgan Tax Free Money Market Fund		JPMorgan Municipal Money Market Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$145,143	$321,874	$34,468	$63,291
Net realized gain (loss)	64	326	38	59
Change in net assets resulting from operations	145,207	322,200	34,506	63,350
DISTRIBUTIONS TO SHAREHOLDERS:
Agency	(4,796)	(13,731)	(2,432)	(4,477)
Institutional Class	(116,806)	(254,146)	(22,583)	(41,846)
Morgan	(1,003)	(2,035)	(1,048)	(2,244)
Premier	(16,038)	(36,260)	(8,382)	(14,652)
Reserve	(6,500)	(15,857)	—	—
Service	—	—	(24)	(114)
Total distributions to shareholders	(145,143)	(322,029)	(34,469)	(63,333)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(629,509)	1,173,229	246,273	764,807
NET ASSETS:
Change in net assets	(629,445)	1,173,400	246,310	764,824
Beginning of period	11,420,136	10,246,736	2,402,163	1,637,339
End of period	$10,790,691	$11,420,136	$2,648,473	$2,402,163
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	109

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$3,386	$10,525	$24,702	$68,036
Net realized gain (loss)	—	23	9	85
Change in net assets resulting from operations	3,386	10,548	24,711	68,121
DISTRIBUTIONS TO SHAREHOLDERS:
Agency	(238)	(876)	(2,641)	(7,062)
Institutional Class	(2,001)	(6,162)	(18,220)	(49,361)
Morgan	(52)	(164)	(522)	(1,320)
Premier	(1,078)	(3,266)	(3,301)	(10,305)
Reserve	—	—	(14)	(57)
Service	(17)	(76)	(4)	(17)
Total distributions to shareholders	(3,386)	(10,544)	(24,702)	(68,122)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(40,982)	(89,252)	73,709	(429,650)
NET ASSETS:
Change in net assets	(40,982)	(89,248)	73,718	(429,651)
Beginning of period	317,517	406,765	1,891,895	2,321,546
End of period	$276,535	$317,517	$1,965,613	$1,891,895
SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. Morgan Money Market Funds	August 31, 2025

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CAPITAL TRANSACTIONS:
Academy
Proceeds from shares issued	$689,834	$4,265,641	$—	$—
Distributions reinvested	18,323	40,569	—	—
Cost of shares redeemed	(380,569)	(4,043,308)	—	—
Change in net assets resulting from Academy capital transactions	327,588	262,902	—	—
Agency
Proceeds from shares issued	4,642,669	97,631,285	120,138	222,201
Distributions reinvested	15,729	29,423	81	229
Cost of shares redeemed	(4,342,220)	(98,176,443)	(127,097)	(250,695)
Change in net assets resulting from Agency capital transactions	316,178	(515,735)	(6,878)	(28,265)
Capital
Proceeds from shares issued	86,705,487	156,444,898	964,358	1,366,611
Distributions reinvested	547,132	1,065,375	1,227	3,449
Cost of shares redeemed	(82,014,865)	(155,448,791)	(936,027)	(1,234,733)
Change in net assets resulting from Capital capital transactions	5,237,754	2,061,482	29,558	135,327
Empower
Proceeds from shares issued	1,171,461	1,428,776	—	—
Distributions reinvested	10,751	24,123	—	—
Cost of shares redeemed	(1,060,927)	(1,317,599)	—	—
Change in net assets resulting from Empower capital transactions	121,285	135,300	—	—
IM
Proceeds from shares issued	48,840,920	75,400,044	4,695,985	6,912,664
Distributions reinvested	8,532	13,437	—	—
Cost of shares redeemed	(54,024,359)	(71,522,065)	(4,076,000)	(6,410,318)
Change in net assets resulting from IM capital transactions	(5,174,907)	3,891,416	619,985	502,346
Institutional Class
Proceeds from shares issued	40,938,058	84,234,732	996,417	984,498
Distributions reinvested	86,763	212,701	1,091	1,273
Cost of shares redeemed	(39,613,364)	(85,107,534)	(894,028)	(1,033,793)
Change in net assets resulting from Institutional Class capital transactions	1,411,457	(660,101)	103,480	(48,022)
Morgan
Proceeds from shares issued	539,254	419,376,376	—	—
Distributions reinvested	7,473	16,943	—	—
Cost of shares redeemed	(566,104)	(422,851,245)	—	—
Change in net assets resulting from Morgan capital transactions	(19,377)	(3,457,926)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	111

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CAPITAL TRANSACTIONS: (continued)
Premier
Proceeds from shares issued	$3,122,977	$9,740,433	$—	$—
Distributions reinvested	7,541	16,246	—	—
Cost of shares redeemed	(3,209,921)	(9,796,971)	—	—
Change in net assets resulting from Premier capital transactions	(79,403)	(40,292)	—	—
Reserve
Proceeds from shares issued	83	303	—	—
Distributions reinvested	13	36	—	—
Cost of shares redeemed	(54)	(666)	—	—
Change in net assets resulting from Reserve capital transactions	42	(327)	—	—
Total change in net assets resulting from capital transactions	$2,140,617	$1,676,719	$746,145	$561,386
SHARE TRANSACTIONS:
Academy
Issued	689,699	4,264,697	—	—
Reinvested	18,321	40,556	—	—
Redeemed	(380,478)	(4,042,328)	—	—
Change in Academy Shares	327,542	262,925	—	—
Agency
Issued	4,638,585	97,549,387	120,112	222,164
Reinvested	15,716	29,395	81	229
Redeemed	(4,338,428)	(98,093,846)	(127,070)	(250,653)
Change in Agency Shares	315,873	(515,064)	(6,877)	(28,260)
Capital
Issued	86,686,819	156,396,848	964,038	1,366,334
Reinvested	547,023	1,065,013	1,227	3,448
Redeemed	(81,997,301)	(155,400,607)	(935,717)	(1,234,478)
Change in Capital Shares	5,236,541	2,061,254	29,548	135,304
Empower
Issued	1,171,232	1,428,385	—	—
Reinvested	10,748	24,115	—	—
Redeemed	(1,060,723)	(1,317,236)	—	—
Change in Empower Shares	121,257	135,264	—	—
IM
Issued	48,829,491	75,375,370	4,695,499	6,912,048
Reinvested	8,530	13,432	—	—
Redeemed	(54,011,381)	(71,498,784)	(4,075,574)	(6,409,739)
Change in IM Shares	(5,173,360)	3,890,018	619,925	502,309
SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. Morgan Money Market Funds	August 31, 2025

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
SHARE TRANSACTIONS: (continued)
Institutional Class
Issued	40,927,000	84,205,708	996,208	984,322
Reinvested	86,736	212,622	1,091	1,273
Redeemed	(39,602,477)	(85,078,157)	(893,836)	(1,033,606)
Change in Institutional Class Shares	1,411,259	(659,827)	103,463	(48,011)
Morgan
Issued	538,495	418,885,709	—	—
Reinvested	7,461	16,921	—	—
Redeemed	(565,294)	(422,353,652)	—	—
Change in Morgan Shares	(19,338)	(3,451,022)	—	—
Premier
Issued	3,121,746	9,735,979	—	—
Reinvested	7,537	16,237	—	—
Redeemed	(3,208,648)	(9,792,434)	—	—
Change in Premier Shares	(79,365)	(40,218)	—	—
Reserve
Issued	82	303	—	—
Reinvested	13	36	—	—
Redeemed	(53)	(665)	—	—
Change in Reserve Shares	42	(326)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	113

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Liquid Assets Money Market Fund		JPMorgan Securities Lending Money Market Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$4,444,939	$7,886,576	$—	$—
Distributions reinvested	21,980	40,054	—	—
Cost of shares redeemed	(4,255,854)	(7,279,060)	—	—
Change in net assets resulting from Agency capital transactions	211,065	647,570	—	—
Agency SL
Proceeds from shares issued	—	—	12,664,693	17,653,616
Cost of shares redeemed	—	—	(12,307,008)	(18,814,696)
Change in net assets resulting from Agency SL capital transactions	—	—	357,685	(1,161,080)
Capital
Proceeds from shares issued	15,126,669	23,329,079	—	—
Distributions reinvested	277,239	529,572	—	—
Cost of shares redeemed	(12,236,532)	(20,384,307)	—	—
Change in net assets resulting from Capital capital transactions	3,167,376	3,474,344	—	—
Institutional Class
Proceeds from shares issued	9,657,088	18,166,028	—	—
Distributions reinvested	31,658	67,820	—	—
Cost of shares redeemed	(9,341,154)	(17,118,218)	—	—
Change in net assets resulting from Institutional Class capital transactions	347,592	1,115,630	—	—
Investor
Proceeds from shares issued	512	11,261	—	—
Distributions reinvested	209	369	—	—
Cost of shares redeemed	(1,023)	(7,881)	—	—
Change in net assets resulting from Investor capital transactions	(302)	3,749	—	—
Morgan
Proceeds from shares issued	4,913,831	9,885,883	—	—
Distributions reinvested	184,912	371,559	—	—
Cost of shares redeemed	(4,566,284)	(8,297,722)	—	—
Change in net assets resulting from Morgan capital transactions	532,459	1,959,720	—	—
Premier
Proceeds from shares issued	23,126,116	40,352,696	—	—
Distributions reinvested	569,949	1,083,614	—	—
Cost of shares redeemed	(20,925,646)	(34,361,927)	—	—
Change in net assets resulting from Premier capital transactions	2,770,419	7,074,383	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. Morgan Money Market Funds	August 31, 2025

	JPMorgan Liquid Assets Money Market Fund		JPMorgan Securities Lending Money Market Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CAPITAL TRANSACTIONS: (continued)
Reserve
Proceeds from shares issued	$5,793	$2,604	$—	$—
Distributions reinvested	291	706	—	—
Cost of shares redeemed	(3,077)	(6,738)	—	—
Change in net assets resulting from Reserve capital transactions	3,007	(3,428)	—	—
Total change in net assets resulting from capital transactions	$7,031,616	$14,271,968	$357,685	$(1,161,080)
SHARE TRANSACTIONS:
Agency
Issued	4,444,936	7,886,573	—	—
Reinvested	21,980	40,054	—	—
Redeemed	(4,255,851)	(7,279,056)	—	—
Change in Agency Shares	211,065	647,571	—	—
Agency SL
Issued	—	—	12,664,692	17,652,978
Redeemed	—	—	(12,307,008)	(18,813,765)
Change in Agency SL Shares	—	—	357,684	(1,160,787)
Capital
Issued	15,126,662	23,329,068	—	—
Reinvested	277,239	529,572	—	—
Redeemed	(12,236,527)	(20,384,296)	—	—
Change in Capital Shares	3,167,374	3,474,344	—	—
Institutional Class
Issued	9,657,085	18,166,021	—	—
Reinvested	31,658	67,820	—	—
Redeemed	(9,341,150)	(17,118,209)	—	—
Change in Institutional Class Shares	347,593	1,115,632	—	—
Investor
Issued	513	11,260	—	—
Reinvested	209	369	—	—
Redeemed	(1,023)	(7,881)	—	—
Change in Investor Shares	(301)	3,748	—	—
Morgan
Issued	4,913,830	9,885,879	—	—
Reinvested	184,912	371,559	—	—
Redeemed	(4,566,282)	(8,297,720)	—	—
Change in Morgan Shares	532,460	1,959,718	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	115

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Liquid Assets Money Market Fund		JPMorgan Securities Lending Money Market Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
SHARE TRANSACTIONS: (continued)
Premier
Issued	23,126,109	40,352,688	—	—
Reinvested	569,949	1,083,614	—	—
Redeemed	(20,925,640)	(34,361,920)	—	—
Change in Premier Shares	2,770,418	7,074,382	—	—
Reserve
Issued	5,793	2,603	—	—
Reinvested	291	706	—	—
Redeemed	(3,077)	(6,738)	—	—
Change in Reserve Shares	3,007	(3,429)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. Morgan Money Market Funds	August 31, 2025

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CAPITAL TRANSACTIONS:
Academy
Proceeds from shares issued	$15,264,752	$61,046,148	$3,400,038	$17,905,787
Distributions reinvested	68,828	157,422	6,071	59,483
Cost of shares redeemed	(17,468,967)	(62,216,187)	(4,073,907)	(19,307,492)
Change in net assets resulting from Academy capital transactions	(2,135,387)	(1,012,617)	(667,798)	(1,342,222)
Agency
Proceeds from shares issued	956,125,091	1,712,446,960	94,216,666	175,686,074
Distributions reinvested	68,430	165,059	8,108	19,074
Cost of shares redeemed	(955,515,401)	(1,711,656,218)	(94,059,375)	(175,226,380)
Change in net assets resulting from Agency capital transactions	678,120	955,801	165,399	478,768
Capital
Proceeds from shares issued	953,662,286	1,852,220,667	86,407,745	157,502,521
Distributions reinvested	1,732,708	3,481,197	147,162	330,848
Cost of shares redeemed	(954,585,676)	(1,834,572,783)	(85,639,718)	(153,234,273)
Change in net assets resulting from Capital capital transactions	809,318	21,129,081	915,189	4,599,096
Empower
Proceeds from shares issued	54,658,288	87,842,085	75,000	91,547
Distributions reinvested	144,621	223,759	3,594	3,086
Cost of shares redeemed	(54,394,589)	(86,467,411)	(25,001)	(33,830)
Change in net assets resulting from Empower capital transactions	408,320	1,598,433	53,593	60,803
IM
Proceeds from shares issued	40,792,857	62,858,680	1,681,945	2,642,708
Distributions reinvested	12,939	32,156	5,717	8,704
Cost of shares redeemed	(40,579,604)	(59,882,710)	(1,497,826)	(2,525,509)
Change in net assets resulting from IM capital transactions	226,192	3,008,126	189,836	125,903
Institutional Class
Proceeds from shares issued	277,324,250	463,031,247	35,203,285	77,894,986
Distributions reinvested	293,854	674,386	152,433	201,789
Cost of shares redeemed	(278,517,674)	(460,848,083)	(32,674,286)	(76,386,283)
Change in net assets resulting from Institutional Class capital transactions	(899,570)	2,857,550	2,681,432	1,710,492
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	117

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CAPITAL TRANSACTIONS: (continued)
Investor
Proceeds from shares issued	$2,913,269	$4,352,060	$109,300	$121,588
Distributions reinvested	70,293	112,497	140	217
Cost of shares redeemed	(2,865,554)	(2,964,116)	(107,620)	(122,274)
Change in net assets resulting from Investor capital transactions	118,008	1,500,441	1,820	(469)
Morgan
Proceeds from shares issued	1,430,745,877	2,167,302,318	459,807,625	801,602,312
Distributions reinvested	60,426	133,781	10,906	24,731
Cost of shares redeemed	(1,430,383,947)	(2,160,497,945)	(459,135,912)	(800,918,939)
Change in net assets resulting from Morgan capital transactions	422,356	6,938,154	682,619	708,104
Premier
Proceeds from shares issued	110,599,803	220,322,944	6,905,093	11,094,761
Distributions reinvested	117,750	222,695	70,819	156,710
Cost of shares redeemed	(109,246,036)	(217,685,033)	(6,835,363)	(10,878,180)
Change in net assets resulting from Premier capital transactions	1,471,517	2,860,606	140,549	373,291
Reserve
Proceeds from shares issued	11,898	2,580,243	394,632	1,573,527
Distributions reinvested	644	25,631	10,076	27,432
Cost of shares redeemed	(9,269)	(5,420,379)	(376,303)	(2,297,746)
Change in net assets resulting from Reserve capital transactions	3,273	(2,814,505)	28,405	(696,787)
Service
Proceeds from shares issued	16,862	34,316	—	—
Distributions reinvested	3,037	9,312	—	—
Cost of shares redeemed	(125,776)	(84,237)	—	—
Change in net assets resulting from Service capital transactions	(105,877)	(40,609)	—	—
Total change in net assets resulting from capital transactions	$996,270	$36,980,461	$4,191,044	$6,016,979
SHARE TRANSACTIONS:
Academy
Issued	15,262,452	61,035,666	3,400,001	17,904,800
Reinvested	68,828	157,422	6,071	59,483
Redeemed	(17,467,174)	(62,206,183)	(4,073,874)	(19,306,593)
Change in Academy Shares	(2,135,894)	(1,013,095)	(667,802)	(1,342,310)
SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. Morgan Money Market Funds	August 31, 2025

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
SHARE TRANSACTIONS: (continued)
Agency
Issued	956,121,426	1,712,439,269	94,216,640	175,685,512
Reinvested	68,430	165,059	8,108	19,074
Redeemed	(955,511,580)	(1,711,648,798)	(94,059,350)	(175,225,810)
Change in Agency Shares	678,276	955,530	165,398	478,776
Capital
Issued	953,650,115	1,852,197,306	86,407,680	157,500,974
Reinvested	1,732,708	3,481,197	147,162	330,848
Redeemed	(954,573,460)	(1,834,549,709)	(85,639,656)	(153,232,616)
Change in Capital Shares	809,363	21,128,794	915,186	4,599,206
Empower
Issued	54,656,000	87,836,261	75,000	91,539
Reinvested	144,621	223,759	3,594	3,086
Redeemed	(54,392,197)	(86,461,462)	(25,000)	(33,822)
Change in Empower Shares	408,424	1,598,558	53,594	60,803
IM
Issued	40,789,048	62,851,655	1,681,939	2,642,628
Reinvested	12,939	32,156	5,717	8,704
Redeemed	(40,575,766)	(59,875,252)	(1,497,820)	(2,525,420)
Change in IM Shares	226,221	3,008,559	189,836	125,912
Institutional Class
Issued	277,315,706	463,014,923	35,203,241	77,893,831
Reinvested	293,854	674,386	152,433	201,789
Redeemed	(278,509,383)	(460,832,438)	(32,674,241)	(76,385,137)
Change in Institutional Class Shares	(899,823)	2,856,871	2,681,433	1,710,483
Investor
Issued	2,912,587	4,351,087	109,299	121,579
Reinvested	70,293	112,498	140	217
Redeemed	(2,864,845)	(2,962,852)	(107,619)	(122,265)
Change in Investor Shares	118,035	1,500,733	1,820	(469)
Morgan
Issued	1,430,743,931	2,167,298,911	459,807,611	801,601,832
Reinvested	60,426	133,781	10,906	24,731
Redeemed	(1,430,381,909)	(2,160,493,130)	(459,135,896)	(800,918,436)
Change in Morgan Shares	422,448	6,939,562	682,621	708,127
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	119

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
SHARE TRANSACTIONS: (continued)
Premier
Issued	110,594,831	220,311,023	6,905,079	11,094,343
Reinvested	117,750	222,695	70,819	156,710
Redeemed	(109,240,735)	(217,672,868)	(6,835,347)	(10,877,764)
Change in Premier Shares	1,471,846	2,860,850	140,551	373,289
Reserve
Issued	11,893	2,578,704	394,630	1,573,371
Reinvested	644	25,631	10,076	27,432
Redeemed	(9,264)	(5,419,609)	(376,300)	(2,297,641)
Change in Reserve Shares	3,273	(2,815,274)	28,406	(696,838)
Service
Issued	16,825	34,254	—	—
Reinvested	3,037	9,311	—	—
Redeemed	(125,760)	(84,193)	—	—
Change in Service Shares	(105,898)	(40,628)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. Morgan Money Market Funds	August 31, 2025

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CAPITAL TRANSACTIONS:
Academy
Proceeds from shares issued	$—	$—	$694,703	$1,759,824
Distributions reinvested	—	—	4,237	2,130
Cost of shares redeemed	—	—	(362,462)	(1,880,976)
Change in net assets resulting from Academy capital transactions	—	—	336,478	(119,022)
Agency
Proceeds from shares issued	445,282	955,379	364,062,350	743,236,777
Distributions reinvested	1,571	3,822	53,654	124,721
Cost of shares redeemed	(455,860)	(1,082,617)	(362,711,914)	(740,539,127)
Change in net assets resulting from Agency capital transactions	(9,007)	(123,416)	1,404,090	2,822,371
Capital
Proceeds from shares issued	—	—	201,229,108	386,692,990
Distributions reinvested	—	—	674,679	1,370,815
Cost of shares redeemed	—	—	(190,818,831)	(354,532,681)
Change in net assets resulting from Capital capital transactions	—	—	11,084,956	33,531,124
Empower
Proceeds from shares issued	—	—	442,111	1,056,799
Distributions reinvested	—	—	18,904	53,902
Cost of shares redeemed	—	—	(599,692)	(1,119,645)
Change in net assets resulting from Empower capital transactions	—	—	(138,677)	(8,944)
IM
Proceeds from shares issued	—	—	330,709	1,365,423
Distributions reinvested	—	—	2,780	11,772
Cost of shares redeemed	—	—	(300,495)	(1,512,648)
Change in net assets resulting from IM capital transactions	—	—	32,994	(135,453)
Institutional Class
Proceeds from shares issued	4,905,032	10,715,397	103,376,357	202,296,469
Distributions reinvested	34,120	80,633	182,031	411,050
Cost of shares redeemed	(4,965,108)	(9,823,619)	(102,252,494)	(185,430,970)
Change in net assets resulting from Institutional Class capital transactions	(25,956)	972,411	1,305,894	17,276,549
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	121

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CAPITAL TRANSACTIONS: (continued)
Morgan
Proceeds from shares issued	$225,033	$470,008	$573,039,983	$1,043,256,192
Distributions reinvested	6,981	14,656	31,145	68,900
Cost of shares redeemed	(203,209)	(417,408)	(573,219,325)	(1,041,039,804)
Change in net assets resulting from Morgan capital transactions	28,805	67,256	(148,197)	2,285,288
Premier
Proceeds from shares issued	1,409,352	2,946,797	32,111,712	62,813,558
Distributions reinvested	33,649	66,382	184,007	357,625
Cost of shares redeemed	(1,512,466)	(2,563,066)	(31,288,177)	(58,749,375)
Change in net assets resulting from Premier capital transactions	(69,465)	450,113	1,007,542	4,421,808
Reserve
Proceeds from shares issued	—	—	3,516,978	6,845,722
Distributions reinvested	—	—	302	1,398
Cost of shares redeemed	—	—	(3,598,036)	(7,327,037)
Change in net assets resulting from Reserve capital transactions	—	—	(80,756)	(479,917)
Total change in net assets resulting from capital transactions	$(75,623)	$1,366,364	$14,804,324	$59,593,804
SHARE TRANSACTIONS:
Academy
Issued	—	—	694,702	1,759,787
Reinvested	—	—	4,237	2,130
Redeemed	—	—	(362,459)	(1,880,942)
Change in Academy Shares	—	—	336,480	(119,025)
Agency
Issued	445,280	955,366	364,062,324	743,236,493
Reinvested	1,571	3,822	53,654	124,721
Redeemed	(455,857)	(1,082,608)	(362,711,886)	(740,538,862)
Change in Agency Shares	(9,006)	(123,420)	1,404,092	2,822,352
Capital
Issued	—	—	201,229,029	386,692,251
Reinvested	—	—	674,679	1,370,815
Redeemed	—	—	(190,818,743)	(354,531,945)
Change in Capital Shares	—	—	11,084,965	33,531,121
SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. Morgan Money Market Funds	August 31, 2025

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
SHARE TRANSACTIONS: (continued)
Empower
Issued	—	—	442,107	1,056,773
Reinvested	—	—	18,904	53,902
Redeemed	—	—	(599,689)	(1,119,624)
Change in Empower Shares	—	—	(138,678)	(8,949)
IM
Issued	—	—	330,708	1,365,394
Reinvested	—	—	2,780	11,772
Redeemed	—	—	(300,494)	(1,512,622)
Change in IM Shares	—	—	32,994	(135,456)
Institutional Class
Issued	4,905,024	10,715,364	103,376,299	202,295,931
Reinvested	34,120	80,633	182,031	411,050
Redeemed	(4,965,100)	(9,823,586)	(102,252,446)	(185,430,394)
Change in Institutional Class Shares	(25,956)	972,411	1,305,884	17,276,587
Morgan
Issued	225,032	470,005	573,039,960	1,043,256,067
Reinvested	6,981	14,656	31,145	68,900
Redeemed	(203,208)	(417,404)	(573,219,303)	(1,041,039,656)
Change in Morgan Shares	28,805	67,257	(148,198)	2,285,311
Premier
Issued	1,409,346	2,946,775	32,111,695	62,813,337
Reinvested	33,649	66,382	184,007	357,625
Redeemed	(1,512,460)	(2,563,042)	(31,288,159)	(58,749,165)
Change in Premier Shares	(69,465)	450,115	1,007,543	4,421,797
Reserve
Issued	—	—	3,516,973	6,845,658
Reinvested	—	—	302	1,398
Redeemed	—	—	(3,598,032)	(7,326,992)
Change in Reserve Shares	—	—	(80,757)	(479,936)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	123

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Tax Free Money Market Fund		JPMorgan Municipal Money Market Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$267,712	$607,319	$176,526	$296,993
Distributions reinvested	369	1,502	621	1,388
Cost of shares redeemed	(260,948)	(804,635)	(165,030)	(291,291)
Change in net assets resulting from Agency capital transactions	7,133	(195,814)	12,117	7,090
Institutional Class
Proceeds from shares issued	12,176,494	28,260,117	9,506,818	15,788,017
Distributions reinvested	8,817	19,250	14,343	26,872
Cost of shares redeemed	(12,771,452)	(26,975,097)	(9,314,885)	(15,374,815)
Change in net assets resulting from Institutional Class capital transactions	(586,141)	1,304,270	206,276	440,074
Morgan
Proceeds from shares issued	72,030	102,652	56,351	96,810
Distributions reinvested	994	2,013	1,009	2,200
Cost of shares redeemed	(64,264)	(90,790)	(51,853)	(78,134)
Change in net assets resulting from Morgan capital transactions	8,760	13,875	5,507	20,876
Premier
Proceeds from shares issued	833,428	1,810,511	621,330	1,002,950
Distributions reinvested	8,667	17,114	6,196	10,457
Cost of shares redeemed	(906,288)	(1,691,942)	(601,073)	(714,818)
Change in net assets resulting from Premier capital transactions	(64,193)	135,683	26,453	298,589
Reserve
Proceeds from shares issued	2,631,916	6,433,216	—	—
Distributions reinvested	357	933	—	—
Cost of shares redeemed	(2,627,341)	(6,518,934)	—	—
Change in net assets resulting from Reserve capital transactions	4,932	(84,785)	—	—
Service
Proceeds from shares issued	—	—	12	131
Distributions reinvested	—	—	23	114
Cost of shares redeemed	—	—	(4,115)	(2,067)
Change in net assets resulting from Service capital transactions	—	—	(4,080)	(1,822)
Total change in net assets resulting from capital transactions	$(629,509)	$1,173,229	$246,273	$764,807
SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. Morgan Money Market Funds	August 31, 2025

	JPMorgan Tax Free Money Market Fund		JPMorgan Municipal Money Market Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
SHARE TRANSACTIONS:
Agency
Issued	267,701	607,298	176,513	296,970
Reinvested	369	1,502	621	1,388
Redeemed	(260,937)	(804,607)	(165,017)	(291,263)
Change in Agency Shares	7,133	(195,807)	12,117	7,095
Institutional Class
Issued	12,176,432	28,259,985	9,506,772	15,787,948
Reinvested	8,817	19,250	14,343	26,872
Redeemed	(12,771,387)	(26,974,978)	(9,314,843)	(15,374,741)
Change in Institutional Class Shares	(586,138)	1,304,257	206,272	440,079
Morgan
Issued	72,027	102,649	56,347	96,802
Reinvested	994	2,013	1,009	2,200
Redeemed	(64,262)	(90,787)	(51,849)	(78,126)
Change in Morgan Shares	8,759	13,875	5,507	20,876
Premier
Issued	833,401	1,810,459	621,299	1,002,896
Reinvested	8,667	17,114	6,196	10,457
Redeemed	(906,261)	(1,691,889)	(601,039)	(714,772)
Change in Premier Shares	(64,193)	135,684	26,456	298,581
Reserve
Issued	2,631,866	6,433,123	—	—
Reinvested	357	933	—	—
Redeemed	(2,627,293)	(6,518,836)	—	—
Change in Reserve Shares	4,930	(84,780)	—	—
Service
Issued	—	—	12	131
Reinvested	—	—	23	114
Redeemed	—	—	(4,115)	(2,067)
Change in Service Shares	—	—	(4,080)	(1,822)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	125

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$6,610	$87,364	$177,707	$343,649
Distributions reinvested	34	146	35	149
Cost of shares redeemed	(17,139)	(90,946)	(189,214)	(411,463)
Change in net assets resulting from Agency capital transactions	(10,495)	(3,436)	(11,472)	(67,665)
Institutional Class
Proceeds from shares issued	73,795	274,321	1,604,093	2,481,458
Distributions reinvested	405	1,585	250	1,531
Cost of shares redeemed	(88,320)	(317,194)	(1,499,729)	(2,714,616)
Change in net assets resulting from Institutional Class capital transactions	(14,120)	(41,288)	104,614	(231,627)
Morgan
Proceeds from shares issued	3,891	2,500	15,429	12,385
Distributions reinvested	46	161	447	1,199
Cost of shares redeemed	(4,162)	(6,879)	(17,565)	(21,891)
Change in net assets resulting from Morgan capital transactions	(225)	(4,218)	(1,689)	(8,307)
Premier
Proceeds from shares issued	91,400	203,592	162,794	516,131
Distributions reinvested	215	650	224	455
Cost of shares redeemed	(104,617)	(243,476)	(180,071)	(637,861)
Change in net assets resulting from Premier capital transactions	(13,002)	(39,234)	(17,053)	(121,275)
Reserve
Proceeds from shares issued	—	—	291	1,936
Distributions reinvested	—	—	14	56
Cost of shares redeemed	—	—	(313)	(2,497)
Change in net assets resulting from Reserve capital transactions	—	—	(8)	(505)
Service
Proceeds from shares issued	10	—	10	—
Distributions reinvested	16	76	4	17
Cost of shares redeemed	(3,166)	(1,152)	(697)	(288)
Change in net assets resulting from Service capital transactions	(3,140)	(1,076)	(683)	(271)
Total change in net assets resulting from capital transactions	$(40,982)	$(89,252)	$73,709	$(429,650)
SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. Morgan Money Market Funds	August 31, 2025

	JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
SHARE TRANSACTIONS:
Agency
Issued	6,606	87,335	177,705	343,646
Reinvested	34	146	35	149
Redeemed	(17,132)	(90,918)	(189,212)	(411,458)
Change in Agency Shares	(10,492)	(3,437)	(11,472)	(67,663)
Institutional Class
Issued	73,773	274,262	1,604,087	2,481,448
Reinvested	405	1,585	250	1,531
Redeemed	(88,302)	(317,138)	(1,499,725)	(2,714,606)
Change in Institutional Class Shares	(14,124)	(41,291)	104,612	(231,627)
Morgan
Issued	3,888	2,498	15,429	12,384
Reinvested	46	161	447	1,199
Redeemed	(4,160)	(6,876)	(17,565)	(21,890)
Change in Morgan Shares	(226)	(4,217)	(1,689)	(8,307)
Premier
Issued	91,379	203,545	162,792	516,125
Reinvested	215	650	224	455
Redeemed	(104,596)	(243,426)	(180,068)	(637,855)
Change in Premier Shares	(13,002)	(39,231)	(17,052)	(121,275)
Reserve
Issued	—	—	291	1,936
Reinvested	—	—	14	56
Redeemed	—	—	(313)	(2,497)
Change in Reserve Shares	—	—	(8)	(505)
Service
Issued	11	—	10	—
Reinvested	16	76	4	18
Redeemed	(3,165)	(1,152)	(697)	(290)
Change in Service Shares	(3,138)	(1,076)	(683)	(272)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	127

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Prime Money Market Fund
Academy
Six Months Ended August 31, 2025 (Unaudited)	$1.0003	$0.0218	$— (d)	$0.0218	$(0.0218)	$—	$(0.0218)
Year Ended February 28, 2025	1.0005	0.0501	(0.0002)	0.0499	(0.0501)	—	(0.0501)
Year Ended February 29, 2024	1.0006	0.0527	(0.0001)	0.0526	(0.0527)	—	(0.0527)
Year Ended February 28, 2023	1.0003	0.0240	0.0003	0.0243	(0.0240)	—	(0.0240)
Year Ended February 28, 2022	1.0006	0.0007	(0.0003)	0.0004	(0.0007)	—	(0.0007)
Year Ended February 28, 2021	1.0006	0.0036	— (d)	0.0036	(0.0036)	— (d)	(0.0036)
Agency
Six Months Ended August 31, 2025 (Unaudited)	1.0010	0.0214	— (d)	0.0214	(0.0214)	—	(0.0214)
Year Ended February 28, 2025	1.0009	0.0492	0.0001	0.0493	(0.0492)	—	(0.0492)
Year Ended February 29, 2024	1.0009	0.0518	— (d)	0.0518	(0.0518)	—	(0.0518)
Year Ended February 28, 2023	1.0005	0.0231	0.0004	0.0235	(0.0231)	—	(0.0231)
Year Ended February 28, 2022	1.0008	0.0001	(0.0003)	(0.0002)	(0.0001)	—	(0.0001)
Year Ended February 28, 2021	1.0007	0.0028	0.0001	0.0029	(0.0028)	— (d)	(0.0028)
Capital
Six Months Ended August 31, 2025 (Unaudited)	1.0003	0.0218	— (d)	0.0218	(0.0218)	—	(0.0218)
Year Ended February 28, 2025	1.0004	0.0501	(0.0001)	0.0500	(0.0501)	—	(0.0501)
Year Ended February 29, 2024	1.0005	0.0527	(0.0001)	0.0526	(0.0527)	—	(0.0527)
Year Ended February 28, 2023	1.0003	0.0240	0.0002	0.0242	(0.0240)	—	(0.0240)
Year Ended February 28, 2022	1.0005	0.0007	(0.0002)	0.0005	(0.0007)	—	(0.0007)
Year Ended February 28, 2021	1.0005	0.0036	— (d)	0.0036	(0.0036)	— (d)	(0.0036)
Empower
Six Months Ended August 31, 2025 (Unaudited)	1.0003	0.0218	— (d)	0.0218	(0.0218)	—	(0.0218)
Year Ended February 28, 2025	1.0004	0.0501	(0.0001)	0.0500	(0.0501)	—	(0.0501)
Year Ended February 29, 2024	1.0005	0.0526	(0.0001)	0.0525	(0.0526)	—	(0.0526)
Year Ended February 28, 2023	1.0002	0.0240	0.0003	0.0243	(0.0240)	—	(0.0240)
Year Ended February 28, 2022	1.0005	0.0007	(0.0003)	0.0004	(0.0007)	—	(0.0007)
February 23, 2021 (f) through February 28, 2021	1.0005	— (d)	— (d)	— (d)	— (d)	—	— (d)
IM
Six Months Ended August 31, 2025 (Unaudited)	1.0004	0.0221	— (d)	0.0221	(0.0221)	—	(0.0221)
Year Ended February 28, 2025	1.0005	0.0506	(0.0001)	0.0505	(0.0506)	—	(0.0506)
Year Ended February 29, 2024	1.0005	0.0532	— (d)	0.0532	(0.0532)	—	(0.0532)
Year Ended February 28, 2023	1.0003	0.0244	0.0002	0.0246	(0.0244)	—	(0.0244)
Year Ended February 28, 2022	1.0006	0.0007	(0.0003)	0.0004	(0.0007)	—	(0.0007)
Year Ended February 28, 2021	1.0006	0.0039	— (d)	0.0039	(0.0039)	— (d)	(0.0039)
Institutional Class
Six Months Ended August 31, 2025 (Unaudited)	1.0004	0.0216	— (d)	0.0216	(0.0216)	—	(0.0216)
Year Ended February 28, 2025	1.0005	0.0497	(0.0001)	0.0496	(0.0497)	—	(0.0497)
Year Ended February 29, 2024	1.0005	0.0523	— (d)	0.0523	(0.0523)	—	(0.0523)
Year Ended February 28, 2023	1.0003	0.0237	0.0002	0.0239	(0.0237)	—	(0.0237)
Year Ended February 28, 2022	1.0005	0.0005	(0.0002)	0.0003	(0.0005)	—	(0.0005)
Year Ended February 28, 2021	1.0005	0.0033	— (d)	0.0033	(0.0033)	— (d)	(0.0033)
SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. Morgan Money Market Funds	August 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.0003	2.18%	$1,376,442	0.17%	4.33%	0.17%
1.0003	5.09	1,048,990	0.17 (e)	4.99	0.17
1.0005	5.38	786,157	0.18	5.23	0.18
1.0006	2.46	618,235	0.17 (e)	2.30	0.19
1.0003	0.04	918,415	0.10 (e)	0.07	0.19
1.0006	0.36	1,011,973	0.17 (e)	0.38	0.19

1.0010	2.14	3,080,458	0.26	4.24	0.27
1.0010	5.03	2,764,683	0.26 (e)	4.93	0.27
1.0009	5.30	3,279,975	0.26	5.19	0.28
1.0009	2.38	2,766,889	0.26 (e)	2.64	0.29
1.0005	(0.02)	1,403,993	0.16 (e)	0.01	0.29
1.0008	0.29	1,492,906	0.24 (e)	0.30	0.29

1.0003	2.19	50,087,497	0.17	4.33	0.17
1.0003	5.12	44,855,575	0.17 (e)	4.99	0.17
1.0004	5.38	42,797,560	0.17	5.26	0.18
1.0005	2.45	41,621,459	0.17 (e)	2.43	0.19
1.0003	0.05	40,505,885	0.10 (e)	0.07	0.18
1.0005	0.36	42,867,638	0.16 (e)	0.31	0.19

1.0003	2.19	719,755	0.17	4.33	0.17
1.0003	5.10	598,550	0.17 (e)	4.98	0.18
1.0004	5.38	463,298	0.18	5.28	0.18
1.0005	2.46	355,132	0.16 (e)	2.15	0.19
1.0002	0.04	564,948	0.10 (e)	0.07	0.20
1.0005	0.00 (g)	25	0.12 (e)	0.10	0.19

1.0004	2.21	12,020,930	0.12	4.38	0.12
1.0004	5.16	17,197,596	0.12 (e)	5.03	0.12
1.0005	5.45	13,307,523	0.13	5.36	0.13
1.0005	2.48	6,054,242	0.13 (e)	2.32	0.14
1.0003	0.04	9,524,945	0.10 (e)	0.07	0.13
1.0006	0.39	7,515,957	0.13 (e)	0.35	0.14

1.0004	2.17	19,231,542	0.21	4.29	0.22
1.0004	5.07	17,822,266	0.21 (e)	4.97	0.22
1.0005	5.36	18,483,874	0.21	5.24	0.23
1.0005	2.41	14,307,780	0.20 (e)	2.38	0.24
1.0003	0.03	14,794,803	0.12 (e)	0.05	0.23
1.0005	0.33	19,063,596	0.19 (e)	0.30	0.24
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	129

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Prime Money Market Fund (continued)
Morgan
Six Months Ended August 31, 2025 (Unaudited)	$1.0015	$0.0201	$— (d)	$0.0201	$(0.0201)	$—	$(0.0201)
Year Ended February 28, 2025	1.0011	0.0469	0.0004	0.0473	(0.0469)	—	(0.0469)
Year Ended February 29, 2024	1.0010	0.0496	0.0001	0.0497	(0.0496)	—	(0.0496)
Year Ended February 28, 2023	1.0007	0.0209	0.0003	0.0212	(0.0209)	—	(0.0209)
Year Ended February 28, 2022	1.0011	0.0001	(0.0004)	(0.0003)	(0.0001)	—	(0.0001)
Year Ended February 28, 2021	1.0008	0.0016	0.0003	0.0019	(0.0016)	— (d)	(0.0016)
Premier
Six Months Ended August 31, 2025 (Unaudited)	1.0005	0.0206	— (d)	0.0206	(0.0206)	—	(0.0206)
Year Ended February 28, 2025	1.0006	0.0476	(0.0001)	0.0475	(0.0476)	—	(0.0476)
Year Ended February 29, 2024	1.0007	0.0501	(0.0001)	0.0500	(0.0501)	—	(0.0501)
Year Ended February 28, 2023	1.0004	0.0214	0.0003	0.0217	(0.0214)	—	(0.0214)
Year Ended February 28, 2022	1.0007	0.0001	(0.0003)	(0.0002)	(0.0001)	—	(0.0001)
Year Ended February 28, 2021	1.0006	0.0019	0.0001	0.0020	(0.0019)	— (d)	(0.0019)
Reserve
Six Months Ended August 31, 2025 (Unaudited)	1.0007	0.0192	— (d)	0.0192	(0.0192)	—	(0.0192)
Year Ended February 28, 2025	1.0008	0.0448	(0.0001)	0.0447	(0.0448)	—	(0.0448)
Year Ended February 29, 2024	1.0008	0.0474	— (d)	0.0474	(0.0474)	—	(0.0474)
Year Ended February 28, 2023	1.0006	0.0192	0.0002	0.0194	(0.0192)	—	(0.0192)
Year Ended February 28, 2022	1.0009	0.0001	(0.0003)	(0.0002)	(0.0001)	—	(0.0001)
Year Ended February 28, 2021	1.0007	0.0010	0.0002	0.0012	(0.0010)	— (d)	(0.0010)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.00005.
(e)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Academy	—	— *	—	0.01%	0.08%	0.01%
Agency	—	— *	—	— *	0.10%	0.02%
Capital	—	— *	—	0.01%	0.08%	0.02%
Empower	—	0.01%	—	0.02%	0.08%	— *
IM	—	— *	—	— *	0.04%	0.01%
Institutional Class	—	— *	—	0.01%	0.09%	0.02%
Morgan	—	— *	—	0.02%	0.34%	0.12%
Premier	—	— *	—	0.01%	0.27%	0.09%
Reserve	—	— *	—	0.05%	0.54%	0.16%
* Amount rounds to less than 0.005%.

(f)	Commencement of offering of class of shares.

(g)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. Morgan Money Market Funds	August 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.0015	2.02%	$701,569	0.51%	3.99%	0.51%
1.0015	4.82	721,023	0.48 (e)	4.94	0.48
1.0011	5.08	4,175,385	0.48	5.00	0.48
1.0010	2.14	1,857,527	0.48 (e)	2.41	0.50
1.0007	(0.03)	877,230	0.17 (e)	0.01	0.50
1.0011	0.19	1,353,316	0.38 (e)	0.22	0.50

1.0005	2.06	2,888,392	0.42	4.08	0.42
1.0005	4.84	2,968,154	0.42 (e)	4.76	0.42
1.0006	5.12	3,008,674	0.43	5.02	0.43
1.0007	2.19	2,287,879	0.43 (e)	2.55	0.44
1.0004	(0.02)	1,007,946	0.16 (e)	0.01	0.44
1.0007	0.20	1,337,044	0.35 (e)	0.22	0.44

1.0007	1.91	2,986	0.70	3.80	1.64
1.0007	4.55	2,944	0.69 (e)	4.49	1.63
1.0008	4.84	3,271	0.70	4.74	1.56
1.0008	1.96	3,295	0.65 (e)	1.97	1.14
1.0006	(0.02)	2,852	0.16 (e)	0.01	2.42
1.0009	0.12	1,084	0.53 (e)	0.33	2.00
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	131

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Institutional Tax Free Money Market Fund
Agency
Six Months Ended August 31, 2025 (Unaudited)	$1.0002	$0.0126	$—	$0.0126	$(0.0126)	$—	$(0.0126)
Year Ended February 28, 2025	1.0002	0.0291	— (d)	0.0291	(0.0291)	— (d)	(0.0291)
Year Ended February 29, 2024	1.0002	0.0310	— (d)	0.0310	(0.0310)	—	(0.0310)
Year Ended February 28, 2023	1.0003	0.0136	— (d)	0.0136	(0.0136)	(0.0001)	(0.0137)
Year Ended February 28, 2022	1.0005	0.0001	(0.0002)	(0.0001)	(0.0001)	— (d)	(0.0001)
Year Ended February 28, 2021	1.0001	0.0023	0.0004	0.0027	(0.0023)	— (d)	(0.0023)
Capital
Six Months Ended August 31, 2025 (Unaudited)	1.0003	0.0130	—	0.0130	(0.0130)	—	(0.0130)
Year Ended February 28, 2025	1.0003	0.0299	— (d)	0.0299	(0.0299)	— (d)	(0.0299)
Year Ended February 29, 2024	1.0002	0.0318	0.0001	0.0319	(0.0318)	—	(0.0318)
Year Ended February 28, 2023	1.0003	0.0144	— (d)	0.0144	(0.0144)	(0.0001)	(0.0145)
Year Ended February 28, 2022	1.0006	0.0002	(0.0003)	(0.0001)	(0.0002)	— (d)	(0.0002)
Year Ended February 28, 2021	1.0000	0.0028	0.0006	0.0034	(0.0028)	— (d)	(0.0028)
IM
Six Months Ended August 31, 2025 (Unaudited)	1.0001	0.0133	—	0.0133	(0.0133)	—	(0.0133)
Year Ended February 28, 2025	1.0001	0.0303	— (d)	0.0303	(0.0303)	— (d)	(0.0303)
Year Ended February 29, 2024	1.0002	0.0321	(0.0001)	0.0320	(0.0321)	—	(0.0321)
Year Ended February 28, 2023	1.0003	0.0147	— (d)	0.0147	(0.0147)	(0.0001)	(0.0148)
Year Ended February 28, 2022	1.0005	0.0002	(0.0002)	— (d)	(0.0002)	— (d)	(0.0002)
Year Ended February 28, 2021	1.0000	0.0030	0.0005	0.0035	(0.0030)	— (d)	(0.0030)
Institutional Class
Six Months Ended August 31, 2025 (Unaudited)	1.0002	0.0129	—	0.0129	(0.0129)	—	(0.0129)
Year Ended February 28, 2025	1.0002	0.0296	— (d)	0.0296	(0.0296)	— (d)	(0.0296)
Year Ended February 29, 2024	1.0002	0.0315	— (d)	0.0315	(0.0315)	—	(0.0315)
Year Ended February 28, 2023	1.0003	0.0141	— (d)	0.0141	(0.0141)	(0.0001)	(0.0142)
Year Ended February 28, 2022	1.0005	0.0001	(0.0002)	(0.0001)	(0.0001)	— (d)	(0.0001)
Year Ended February 28, 2021	1.0000	0.0026	0.0005	0.0031	(0.0026)	— (d)	(0.0026)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.00005.
(e)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Agency	—	—	—	— *	0.16%	0.02%
Capital	—	—	—	— *	0.09%	— *
IM	—	—	—	—	0.07%	0.01%
Institutional Class	—	—	—	— *	0.12%	0.01%
* Amount rounds to less than 0.005%.

(f)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. Morgan Money Market Funds	August 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.0002	1.27%	$60,961	0.26%	2.51%	0.32%
1.0002	2.94	67,838	0.26	2.94	0.32
1.0002	3.14	96,104	0.26	3.10	0.32
1.0002	1.36	108,719	0.26 (e)	1.81	0.35
1.0003	(0.01)	17,084	0.11 (e)	0.01	0.44
1.0005	0.27	23,163	0.24 (e)	0.25	0.36

1.0003	1.31	372,229	0.18	2.55	0.19
1.0003	3.03	342,671	0.18	3.03	0.19
1.0003	3.24	207,333	0.18	3.16	0.21
1.0002	1.44	399,560	0.18 (e)	1.78	0.21
1.0003	(0.01)	182,500	0.09 (e)	0.02	0.22
1.0006	0.34	37,889	0.18 (e)	0.41	0.22

1.0001	1.33	1,885,800	0.13	2.56	0.13
1.0001	3.07	1,265,816	0.14	2.96	0.14
1.0001	3.25	763,488	0.15	3.18	0.15
1.0002	1.47	601,785	0.15	1.36	0.15
1.0003	0.00 (f)	723,312	0.08 (e)	0.02	0.15
1.0005	0.35	665,960	0.15 (e)	0.18	0.16

1.0002	1.29	403,162	0.21	2.55	0.24
1.0002	3.00	299,682	0.21	2.99	0.25
1.0002	3.20	347,708	0.21	3.15	0.25
1.0002	1.41	397,559	0.21 (e)	1.48	0.26
1.0003	(0.01)	355,017	0.09 (e)	0.01	0.26
1.0005	0.31	478,239	0.20 (e)	0.23	0.26
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	133

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Liquid Assets Money Market Fund
Agency
Six Months Ended August 31, 2025 (Unaudited)	$1.00	$0.02	$— (e)	$0.02	$(0.02)	$—	$(0.02)
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Capital
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Institutional Class
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Investor
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Morgan
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Premier
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. Morgan Money Market Funds	August 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	2.15%	$4,737,568	0.26%	4.23%	0.27%
1.00	5.03	4,526,502	0.26	4.90	0.28
1.00	5.28	3,878,930	0.26	5.17	0.29
1.00	2.32	3,045,257	0.26 (f)	3.07	0.29
1.00	0.01	691,008	0.17 (f)	0.01	0.30
1.00	0.29	1,234,800	0.24 (f)	0.27	0.29

1.00	2.20	21,612,731	0.17	4.32	0.17
1.00	5.11	18,445,351	0.18	4.97	0.18
1.00	5.37	14,970,998	0.18	5.27	0.19
1.00	2.40	9,633,984	0.18 (f)	3.32	0.19
1.00	0.04	1,804,197	0.15 (f)	0.04	0.19
1.00	0.35	4,806,805	0.18 (f)	0.25	0.19

1.00	2.18	11,721,763	0.21	4.28	0.22
1.00	5.08	11,374,169	0.21	4.96	0.23
1.00	5.33	10,258,535	0.21	5.22	0.24
1.00	2.37	8,277,974	0.21 (f)	3.19	0.24
1.00	0.02	1,763,092	0.16 (f)	0.02	0.25
1.00	0.32	3,055,814	0.21 (f)	0.30	0.24

1.00	2.04	10,078	0.47	4.02	0.47
1.00	4.79	10,380	0.49	4.70	0.49
1.00	5.04	6,631	0.49	5.05	0.50
1.00	2.10	3,013	0.48 (f)	2.43	0.49
1.00	0.01	1,804	0.17 (f)	0.01	0.50
1.00	0.17	6,189	0.34 (f)	0.16	0.58

1.00	1.99	9,594,021	0.57	3.92	0.57
1.00	4.69	9,061,560	0.58	4.57	0.58
1.00	4.94	7,101,838	0.59	4.90	0.60
1.00	2.02	2,177,582	0.56 (f)	2.79	0.60
1.00	0.01	453,086	0.17 (f)	0.01	0.61
1.00	0.14	627,541	0.40 (f)	0.14	0.60

1.00	2.07	35,605,103	0.42	4.07	0.42
1.00	4.85	32,834,680	0.43	4.72	0.43
1.00	5.10	25,760,284	0.44	5.02	0.44
1.00	2.15	12,312,271	0.43 (f)	3.20	0.44
1.00	0.01	1,532,491	0.17 (f)	0.01	0.45
1.00	0.19	2,373,258	0.35 (f)	0.19	0.44
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	135

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Liquid Assets Money Market Fund (continued)
Reserve
Six Months Ended August 31, 2025 (Unaudited)	$1.00	$0.02	$— (e)	$0.02	$(0.02)	$—	$(0.02)
Year Ended February 28, 2025	1.00	0.04	— (e)	0.04	(0.04)	—	(0.04)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Agency	—	—	—	— *	0.09%	0.02%
Capital	—	—	—	— *	0.03%	— *
Institutional Class	—	—	—	— *	0.05%	— *
Investor	—	—	—	0.02%	0.32%	0.16%
Morgan	—	—	—	0.02%	0.42%	0.19%
Premier	—	—	—	— *	0.28%	0.10%
Reserve	—	—	—	0.04%	0.53%	0.29%
* Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. Morgan Money Market Funds	August 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	1.94%	$17,465	0.68%	3.81%	0.68%
1.00	4.58	14,458	0.69	4.51	0.69
1.00	4.84	17,886	0.69	4.71	0.69
1.00	1.94	28,700	0.66 (f)	2.58	0.69
1.00	0.01	4,231	0.17 (f)	0.01	0.70
1.00	0.11	5,661	0.40 (f)	0.11	0.88

SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	137

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Securities Lending Money Market Fund*
Agency SL
Six Months Ended August 31, 2025 (Unaudited)	$1.00	$0.02 (d)	$— (e)	$0.02	$(0.02)	$—	$(0.02)
Year Ended February 28, 2025	1.00	0.05 (d)	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.0004	0.0537	(0.0001)	0.0536	(0.0537)	—	(0.0537)
Year Ended February 28, 2023	0.9996	0.0241	0.0008	0.0249	(0.0241)	—	(0.0241)
Year Ended February 28, 2022	1.0001	0.0010	(0.0005)	0.0005	(0.0010)	— (f)	(0.0010)
Year Ended February 28, 2021	1.0002	0.0045	(0.0001)	0.0044	(0.0045)	— (f)	(0.0045)

*	The JPMorgan Securities Lending Money Market Fund began utilizing a stable $1.00 share price calculated to two decimal places on September 3, 2024. See Note 1.
(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.005.
(f)	Amount rounds to less than $0.00005.

138

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	2.20%	$1,712,787	0.06%	4.33%	0.14%
1.00	5.16	1,355,100	0.06	5.10	0.15
1.0003	5.49	2,516,563	0.06	5.38	0.14
1.0004	2.52	2,071,723	0.06	2.35	0.15
0.9996	0.05	1,921,994	0.06	0.10	0.14
1.0001	0.44	2,168,587	0.06	0.48	0.15

139

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan U.S. Government Money Market Fund
Academy
Six Months Ended August 31, 2025 (Unaudited)	$1.00	$0.02	$— (e)	$0.02	$(0.02)	$1.00
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Agency
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Capital
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Empower
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
February 23, 2021 (g) through February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
IM
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Institutional Class
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00

140

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

2.14%	$4,382,136	0.16%	4.21%	0.17%
4.99	6,517,448	0.17 (f)	4.86	0.17
5.19	7,529,994	0.18	5.12	0.18
2.20	4,267,302	0.15 (f)	1.79	0.18
0.03	10,734,174	0.04 (f)	0.03	0.18
0.14	3,689,489	0.14 (f)	0.07	0.18

2.09	16,718,728	0.26	4.11	0.27
4.90	16,040,283	0.26 (f)	4.77	0.27
5.10	15,084,344	0.26	5.01	0.28
2.11	10,098,820	0.24 (f)	2.11	0.28
0.01	8,485,249	0.06 (f)	0.01	0.28
0.09	16,148,773	0.20 (f)	0.08	0.28

2.14	182,898,133	0.16	4.21	0.17
4.99	182,085,385	0.17 (f)	4.86	0.17
5.19	160,954,781	0.18	5.08	0.18
2.20	119,811,381	0.15 (f)	1.97	0.18
0.03	166,488,233	0.04 (f)	0.03	0.18
0.14	143,184,525	0.15 (f)	0.13	0.19

2.14	9,806,666	0.16	4.21	0.17
4.99	9,398,144	0.17 (f)	4.87	0.17
5.19	7,799,631	0.18	5.10	0.18
2.20	5,393,885	0.15 (f)	2.45	0.19
0.03	4,160,732	0.04 (f)	0.03	0.18
0.00 (h)	500,028	0.06 (f)	0.04	0.19

2.17	11,683,614	0.11	4.26	0.12
5.05	11,457,218	0.12 (f)	4.92	0.12
5.24	8,449,005	0.13	5.09	0.13
2.23	9,457,598	0.12 (f)	2.22	0.13
0.03	10,046,645	0.04 (f)	0.03	0.13
0.17	7,317,310	0.12 (f)	0.16	0.14

2.12	43,166,341	0.21	4.16	0.22
4.95	44,065,112	0.21 (f)	4.83	0.22
5.15	41,207,185	0.21	5.05	0.23
2.17	29,664,717	0.18 (f)	2.15	0.24
0.01	27,455,761	0.06 (f)	0.01	0.23
0.12	39,608,624	0.17 (f)	0.11	0.23

141

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan U.S. Government Money Market Fund (continued)
Investor
Six Months Ended August 31, 2025 (Unaudited)	$1.00	$0.02	$— (e)	$0.02	$(0.02)	$1.00
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Morgan
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2025	1.00	0.04	— (e)	0.04	(0.04)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Premier
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Reserve
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2025	1.00	0.04	— (e)	0.04	(0.04)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Service
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2025	1.00	0.04	— (e)	0.04	(0.04)	1.00
Year Ended February 29, 2024	1.00	0.04	— (e)	0.04	(0.04)	1.00
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Academy	—	— *	—	0.03%	0.13%	0.04%
Agency	—	— *	—	0.02%	0.20%	0.06%
Capital	—	— *	—	0.03%	0.13%	0.03%
Empower	—	— *	—	0.03%	0.13%	— *
IM	—	— *	—	0.01%	0.09%	0.01%
Institutional Class	—	— *	—	0.03%	0.15%	0.04%
Investor	—	— *	—	0.03%	0.41%	0.25%
Morgan	—	— *	—	0.04%	0.51%	0.33%
Premier	—	— *	—	0.03%	0.37%	0.21%
Reserve	—	— *	—	0.11%	0.61%	0.47%
Service	—	— *	—	0.16%	0.96%	0.74%
* Amount rounds to less than 0.005%.

(g)	Commencement of offering of class of shares.

(h)	Amount rounds to less than 0.005%.

142

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

1.99%	$3,674,719	0.46%	3.91%	0.47%
4.68	3,556,639	0.47 (f)	4.49	0.47
4.87	2,056,169	0.48	4.76	0.48
1.90	2,406,713	0.46 (f)	1.98	0.48
0.00 (h)	1,858,457	0.07 (f)	0.00 (h)	0.48
0.05	842,931	0.24 (f)	0.04	0.48

1.93	15,176,212	0.56	3.81	0.57
4.58	14,753,566	0.57 (f)	4.43	0.57
4.77	7,815,291	0.58	4.71	0.58
1.81	4,027,309	0.54 (f)	2.08	0.59
0.00 (h)	1,956,424	0.07 (f)	0.00 (h)	0.59
0.05	1,870,723	0.25 (f)	0.05	0.59

2.01	17,835,653	0.41	3.96	0.42
4.73	16,363,800	0.42 (f)	4.61	0.42
4.92	13,503,049	0.43	4.86	0.43
1.94	6,543,879	0.41 (f)	1.97	0.44
0.01	5,330,175	0.06 (f)	0.01	0.43
0.06	5,020,827	0.22 (f)	0.05	0.43

1.88	34,892	0.67	3.70	0.67
4.47	31,619	0.67 (f)	4.67	0.67
4.66	2,846,123	0.68	4.62	0.68
1.73	3,350,896	0.58 (f)	1.44	0.69
0.00 (h)	7,409,330	0.07 (f)	0.00 (h)	0.68
0.04	27,414	0.22 (f)	0.03	0.69

1.70	101,545	1.01	3.36	1.02
4.11	207,417	1.02 (f)	4.05	1.02
4.30	248,025	1.03	4.20	1.03
1.45	325,011	0.88 (f)	1.33	1.03
0.00 (h)	433,435	0.07 (f)	0.00 (h)	1.03
0.03	514,476	0.29 (f)	0.03	1.03

143

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan U.S. Treasury Plus Money Market Fund
Academy
Six Months Ended August 31, 2025 (Unaudited)	$1.00	$0.02	$— (e)	$0.02	$(0.02)	$1.00
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
September 30, 2020 (g) through February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Agency
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Capital
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Empower
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
February 23, 2021 (g) through February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
IM
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Institutional Class
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00

144

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

2.13%	$114,787	0.17%	4.20%	0.17%
4.97	782,572	0.17	4.88	0.17
5.18	2,124,743	0.18	5.18	0.18
2.18	153,500	0.15 (f)	2.60	0.19
0.01	100	0.04 (f)	0.01	0.19
0.01	17,600	0.07 (f)	0.03	0.23

2.08	3,259,255	0.26	4.10	0.27
4.88	3,093,782	0.26	4.76	0.27
5.09	2,614,882	0.26	4.99	0.28
2.09	1,745,265	0.24 (f)	2.19	0.29
0.01	914,835	0.06 (f)	0.01	0.28
0.09	1,865,281	0.20 (f)	0.09	0.29

2.13	20,114,883	0.17	4.19	0.17
4.97	19,199,227	0.17	4.83	0.17
5.18	14,599,378	0.18	5.07	0.18
2.18	12,166,783	0.16 (f)	2.12	0.19
0.01	10,784,903	0.06 (f)	0.01	0.18
0.14	13,539,346	0.16 (f)	0.13	0.19

2.13	177,485	0.17	4.19	0.17
4.97	123,889	0.17	4.82	0.18
5.18	63,083	0.18	4.82	0.18
2.18	1,206,832	0.17 (f)	2.94	0.19
0.01	112,014	0.05 (f)	0.01	0.18
0.00 (h)	25	0.06 (f)	0.02	0.18

2.16	494,199	0.12	4.24	0.12
5.03	304,355	0.12	4.87	0.12
5.23	178,436	0.13	5.27	0.13
2.17	142	0.15 (f)	2.89	0.16
0.01	30	0.05 (f)	0.02	0.14
0.17	24,276	0.12 (f)	0.19	0.14

2.11	16,118,844	0.21	4.15	0.22
4.93	13,437,078	0.21	4.80	0.22
5.15	11,726,034	0.21	5.05	0.23
2.15	8,222,799	0.19 (f)	2.05	0.24
0.01	7,963,115	0.06 (f)	0.01	0.24
0.12	12,055,194	0.17 (f)	0.13	0.24

145

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan U.S. Treasury Plus Money Market Fund (continued)
Investor
Six Months Ended August 31, 2025 (Unaudited)	$1.00	$0.02	$— (e)	$0.02	$(0.02)	$1.00
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Morgan
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2025	1.00	0.04	— (e)	0.04	(0.04)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Premier
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Reserve
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2025	1.00	0.04	— (e)	0.04	(0.04)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Academy	—	—	—	0.03%	0.14%	0.05%
Agency	—	—	—	0.02%	0.20%	0.06%
Capital	—	—	—	0.02%	0.12%	0.02%
Empower	—	—	—	0.01%	0.13%	— *
IM	—	—	—	0.01%	0.09%	0.01%
Institutional Class	—	—	—	0.02%	0.15%	0.04%
Investor	—	—	—	0.04%	0.42%	0.22%
Morgan	—	—	—	0.04%	0.52%	0.31%
Premier	—	—	—	0.03%	0.38%	0.19%
Reserve	—	—	—	0.08%	0.61%	0.35%
* Amount rounds to less than 0.005%.

(g)	Commencement of offering of class of shares.

(h)	Amount rounds to less than 0.005%.

146

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

1.98%	$17,332	0.47%	3.89%	0.47%
4.66	15,511	0.47	4.55	0.47
4.86	15,980	0.48	4.74	0.48
1.88	15,976	0.45 (f)	1.90	0.49
0.00 (h)	16,665	0.07 (f)	0.00 (h)	0.48
0.04	16,604	0.27 (f)	0.05	0.54

1.93	4,987,132	0.57	3.79	0.57
4.56	4,304,404	0.57	4.45	0.57
4.76	3,596,110	0.58	4.73	0.58
1.80	1,110,743	0.55 (f)	2.21	0.59
0.00 (h)	350,701	0.06 (f)	0.00 (h)	0.59
0.04	436,183	0.28 (f)	0.05	0.59

2.00	5,328,258	0.42	3.94	0.42
4.71	5,187,580	0.42	4.60	0.42
4.91	4,814,054	0.43	4.84	0.43
1.92	2,659,992	0.41 (f)	2.02	0.44
0.01	2,032,795	0.06 (f)	0.01	0.44
0.05	1,694,724	0.25 (f)	0.04	0.44

1.87	564,203	0.67	3.69	0.67
4.45	535,784	0.67	4.42	0.67
4.65	1,232,544	0.68	4.61	0.68
1.71	425,906	0.61 (f)	2.34	0.69
0.00 (h)	244,357	0.07 (f)	0.00 (h)	0.68
0.03	4,562	0.34 (f)	0.03	0.74

147

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Federal Money Market Fund
Agency
Six Months Ended August 31, 2025 (Unaudited)	$1.00	$0.02	$— (e)	$0.02	$(0.02)	$—	$(0.02)
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Institutional Class
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Morgan
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2025	1.00	0.04	— (e)	0.04	(0.04)	—	(0.04)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Premier
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Agency	—	—	—	0.01%	0.20%	0.06%
Institutional Class	—	—	—	0.01%	0.16%	0.04%
Morgan	—	—	—	0.04%	0.53%	0.36%
Premier	—	—	—	0.01%	0.39%	0.21%

(g)	Amount rounds to less than 0.005%.

148

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	2.07%	$602,143	0.26%	4.07%	0.27%
1.00	4.89	611,145	0.26	4.79	0.28
1.00	5.09	734,542	0.26	5.00	0.29
1.00	2.09	417,945	0.26 (f)	2.40	0.31
1.00	0.01	217,942	0.06 (f)	0.01	0.31
1.00	0.11	318,757	0.20 (f)	0.10	0.30

1.00	2.10	5,221,648	0.21	4.12	0.22
1.00	4.94	5,247,575	0.21	4.81	0.23
1.00	5.14	4,275,012	0.21	5.03	0.24
1.00	2.14	3,070,971	0.21 (f)	2.50	0.26
1.00	0.01	1,322,211	0.06 (f)	0.01	0.25
1.00	0.13	2,344,288	0.17 (f)	0.14	0.25

1.00	1.91	385,250	0.58	3.75	0.58
1.00	4.55	356,443	0.58	4.44	0.58
1.00	4.74	289,176	0.59	4.69	0.60
1.00	1.81	135,312	0.55 (f)	2.16	0.63
1.00	0.00 (g)	55,291	0.06 (f)	0.00 (g)	0.64
1.00	0.06	53,546	0.23 (f)	0.05	0.63

1.00	1.99	2,313,392	0.42	3.91	0.42
1.00	4.71	2,382,844	0.43	4.59	0.43
1.00	4.90	1,932,661	0.44	4.83	0.44
1.00	1.93	1,002,392	0.44 (f)	2.97	0.46
1.00	0.01	123,328	0.06 (f)	0.01	0.46
1.00	0.08	198,516	0.24 (f)	0.08	0.45

149

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan 100% U.S. Treasury Securities Money Market Fund
Academy
Six Months Ended August 31, 2025 (Unaudited)	$1.00	$0.02	$— (e)	$0.02	$(0.02)	$—	$(0.02)
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
September 30, 2020 (g) through February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Agency
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Capital
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Empower
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
February 23, 2021 (g) through February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
IM
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Institutional Class
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)

150

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	2.11%	$366,585	0.17%	4.14%	0.17%
1.00	4.97	30,106	0.17	4.96	0.17
1.00	5.14	149,126	0.17	5.06	0.18
1.00	2.10	100,272	0.18 (f)	2.20	0.19
1.00	0.01	131,020	0.05 (f)	0.01	0.18
1.00	0.00 (h)	17,600	0.10 (f)	0.01	0.21

1.00	2.07	17,900,397	0.26	4.06	0.27
1.00	4.88	16,496,183	0.26	4.75	0.27
1.00	5.05	13,673,580	0.26	5.00	0.28
1.00	2.02	5,528,371	0.26 (f)	2.19	0.29
1.00	0.01	3,173,164	0.05 (f)	0.01	0.28
1.00	0.10	4,187,912	0.20 (f)	0.09	0.29

1.00	2.11	139,769,647	0.16	4.16	0.17
1.00	4.97	128,683,730	0.17	4.82	0.17
1.00	5.14	95,150,995	0.18	5.06	0.18
1.00	2.10	47,631,670	0.18 (f)	2.01	0.18
1.00	0.01	57,422,062	0.05 (f)	0.01	0.18
1.00	0.13	58,366,269	0.16 (f)	0.11	0.19

1.00	2.11	936,245	0.16	4.16	0.17
1.00	4.97	1,074,915	0.17	4.84	0.17
1.00	5.14	1,083,842	0.18	5.11	0.18
1.00	2.10	218,952	0.18 (f)	3.29	0.19
1.00	0.01	29,519	0.04 (f)	0.01	0.18
1.00	0.00 (h)	25	0.07 (f)	0.01	0.20

1.00	2.14	136,310	0.11	4.21	0.12
1.00	5.02	103,316	0.12	4.96	0.12
1.00	5.19	238,766	0.13	5.19	0.13
1.00	2.14	38,265	0.13 (f)	3.39	0.13
1.00	0.01	224	0.04 (f)	0.01	0.18
1.00	0.16	227	0.13 (f)	0.11	0.14

1.00	2.09	69,407,729	0.21	4.11	0.22
1.00	4.93	68,101,333	0.21	4.79	0.22
1.00	5.10	50,823,877	0.21	5.02	0.23
1.00	2.07	28,965,801	0.21 (f)	2.15	0.24
1.00	0.01	23,076,533	0.05 (f)	0.01	0.23
1.00	0.12	24,097,829	0.18 (f)	0.11	0.24

151

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan 100% U.S. Treasury Securities Money Market Fund (continued)
Morgan
Six Months Ended August 31, 2025 (Unaudited)	$1.00	$0.02	$— (e)	$0.02	$(0.02)	$—	$(0.02)
Year Ended February 28, 2025	1.00	0.04	— (e)	0.04	(0.04)	—	(0.04)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Premier
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Reserve
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2025	1.00	0.04	— (e)	0.04	(0.04)	—	(0.04)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Academy	—	—	—	— *	0.12%	0.08%
Agency	—	—	—	— *	0.21%	0.05%
Capital	—	—	—	— *	0.12%	0.02%
Empower	—	—	—	— *	0.13%	0.12%
IM	—	—	—	— *	0.14%	— *
Institutional Class	—	—	—	— *	0.16%	0.03%
Morgan	—	—	—	0.05%	0.52%	0.34%
Premier	—	—	—	0.02%	0.38%	0.19%
Reserve	—	—	—	0.09%	0.62%	0.44%
* Amount rounds to less than 0.005%.

(g)	Commencement of offering of class of shares.

(h)	Amount rounds to less than 0.005%.

152

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	1.91%	$6,711,081	0.57%	3.76%	0.57%
1.00	4.55	6,859,226	0.57	4.42	0.57
1.00	4.72	4,573,844	0.58	4.66	0.58
1.00	1.73	2,329,156	0.53 (f)	1.70	0.59
1.00	0.00 (h)	2,206,039	0.06 (f)	0.00 (h)	0.58
1.00	0.05	2,251,619	0.24 (f)	0.05	0.59

1.00	1.99	21,776,959	0.41	3.91	0.42
1.00	4.71	20,769,262	0.42	4.59	0.42
1.00	4.87	16,347,175	0.43	4.83	0.43
1.00	1.86	5,755,805	0.42 (f)	2.37	0.44
1.00	0.01	1,947,356	0.05 (f)	0.01	0.43
1.00	0.06	1,999,999	0.25 (f)	0.06	0.44

1.00	1.86	1,037,628	0.66	3.66	0.67
1.00	4.45	1,118,375	0.67	4.39	0.67
1.00	4.61	1,598,274	0.68	4.52	0.68
1.00	1.65	1,422,097	0.59 (f)	1.33	0.68
1.00	0.00 (h)	3,821,500	0.06 (f)	0.00 (h)	0.68
1.00	0.04	2,893,380	0.25 (f)	0.03	0.69

153

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Tax Free Money Market Fund
Agency
Six Months Ended August 31, 2025 (Unaudited)	$1.00	$0.01	$— (e)	$0.01	$(0.01)	$—	$(0.01)
Year Ended February 28, 2025	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Institutional Class
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2025	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Morgan
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2025	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Premier
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2025	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Reserve
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2025	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Agency	—	—	—	— *	0.16%	0.03%
Institutional Class	—	—	—	—	0.12%	0.01%
Morgan	—	—	—	0.02%	0.49%	0.29%
Premier	—	—	—	— *	0.33%	0.14%
Reserve	—	—	—	0.07%	0.59%	0.39%
* Amount rounds to less than 0.005%.

154

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	1.31%	$353,855	0.26%	2.59%	0.27%
1.00	3.05	346,720	0.26	3.03	0.28
1.00	3.18	542,528	0.26	3.13	0.28
1.00	1.39	581,661	0.26 (f)	1.52	0.29
1.00	0.01	281,075	0.10 (f)	0.01	0.29
1.00	0.26	372,457	0.23 (f)	0.33	0.29

1.00	1.34	8,487,450	0.21	2.64	0.22
1.00	3.10	9,073,540	0.21	3.04	0.23
1.00	3.23	7,769,137	0.21	3.18	0.23
1.00	1.44	8,190,503	0.21	1.54	0.24
1.00	0.02	5,135,738	0.09 (f)	0.02	0.24
1.00	0.29	6,858,653	0.20 (f)	0.33	0.24

1.00	1.15	90,734	0.58	2.26	0.58
1.00	2.72	81,974	0.59	2.67	0.59
1.00	2.85	68,097	0.59	2.82	0.60
1.00	1.09	43,671	0.56 (f)	1.31	0.60
1.00	0.01	17,140	0.10 (f)	0.01	0.62
1.00	0.19	22,830	0.30 (f)	0.12	0.61

1.00	1.23	1,291,780	0.42	2.42	0.42
1.00	2.88	1,355,965	0.43	2.83	0.43
1.00	3.01	1,220,261	0.43	2.97	0.43
1.00	1.22	871,759	0.43 (f)	1.49	0.44
1.00	0.01	338,064	0.10 (f)	0.01	0.44
1.00	0.21	498,856	0.29 (f)	0.26	0.44

1.00	1.10	566,872	0.67	2.20	0.67
1.00	2.62	561,937	0.67	2.59	0.67
1.00	2.75	646,713	0.68	2.71	0.68
1.00	1.01	761,834	0.62 (f)	0.80	0.69
1.00	0.01	1,807,835	0.10 (f)	0.01	0.69
1.00	0.18	1,574,145	0.29 (f)	0.16	0.69

155

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Municipal Money Market Fund
Agency
Six Months Ended August 31, 2025 (Unaudited)	$1.00	$0.01	$— (e)	$0.01	$(0.01)	$—	$(0.01)
Year Ended February 28, 2025	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Institutional Class
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2025	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Morgan
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2025	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Premier
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2025	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Service
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2025	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 29, 2024	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2023	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Agency	— *	—	—	— *	0.13%	0.01%
Institutional Class	— *	—	—	— *	0.09%	0.01%
Morgan	— *	—	—	0.02%	0.46%	0.24%
Premier	— *	—	—	— *	0.32%	0.10%
Service	—	—	—	0.19%	0.92%	0.60%
* Amount rounds to less than 0.005%.

156

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	1.34%	$184,576	0.26%(f)	2.62%	0.28%
1.00	3.10	172,457	0.26	3.05	0.29
1.00	3.21	165,365	0.26	3.16	0.29
1.00	1.38	154,048	0.26 (f)	1.53	0.31
1.00	0.01	38,272	0.13 (f)	0.01	0.32
1.00	0.31	60,879	0.25 (f)	0.38	0.31

1.00	1.36	1,700,375	0.21 (f)	2.67	0.23
1.00	3.16	1,494,076	0.21	3.08	0.24
1.00	3.26	1,053,991	0.21	3.22	0.24
1.00	1.43	836,112	0.21 (f)	1.37	0.26
1.00	0.02	879,357	0.12 (f)	0.02	0.27
1.00	0.35	834,116	0.20 (f)	0.38	0.26

1.00	1.17	93,168	0.59 (f)	2.30	0.59
1.00	2.77	87,660	0.59	2.71	0.59
1.00	2.87	66,784	0.59	2.85	0.60
1.00	1.07	36,619	0.57 (f)	1.16	0.62
1.00	0.01	24,236	0.13 (f)	0.01	0.63
1.00	0.22	43,853	0.35 (f)	0.16	0.62

1.00	1.25	670,344	0.43 (f)	2.46	0.43
1.00	2.92	643,880	0.44	2.83	0.44
1.00	3.02	345,287	0.44	3.00	0.44
1.00	1.20	156,828	0.44 (f)	1.51	0.46
1.00	0.01	37,902	0.13 (f)	0.01	0.47
1.00	0.23	69,237	0.35 (f)	0.28	0.47

1.00	0.93	10	1.05	1.96	1.05
1.00	2.30	4,090	1.04	2.31	1.05
1.00	2.41	5,912	1.04	2.36	1.05
1.00	0.75	8,796	0.86 (f)	0.62	1.06
1.00	0.01	19,679	0.13 (f)	0.01	1.06
1.00	0.16	28,684	0.44 (f)	0.21	1.06

157

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan California Municipal Money Market Fund
Agency
Six Months Ended August 31, 2025 (Unaudited)	$1.00	$0.01	$—	$0.01	$(0.01)	$—	$(0.01)
Year Ended February 28, 2025	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Institutional Class
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2025	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Morgan
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2025	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 29, 2024	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Premier
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2025	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Service
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2025	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 29, 2024	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Agency	—	—	—	— *	0.14%	0.04%
Institutional Class	—	—	—	— *	0.12%	0.01%
Morgan	—	—	—	0.02%	0.49%	0.31%
Premier	—	—	—	0.01%	0.36%	0.18%
Service	—	—	—	0.21%	0.95%	0.68%
* Amount rounds to less than 0.005%.

158

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	1.20%	$15,804	0.26%	2.38%	0.34%
1.00	2.92	26,298	0.26	2.86	0.34
1.00	2.84	29,734	0.26	2.72	0.33
1.00	1.29	78,257	0.26 (f)	1.78	0.32
1.00	0.02	2,527	0.12 (f)	0.01	0.37
1.00	0.23	21,715	0.22 (f)	0.24	0.33

1.00	1.22	170,170	0.21	2.41	0.29
1.00	2.97	184,291	0.21	2.95	0.29
1.00	2.89	225,576	0.21	2.82	0.28
1.00	1.34	183,670	0.21 (f)	1.69	0.28
1.00	0.03	87,260	0.09 (f)	0.02	0.32
1.00	0.25	156,740	0.20 (f)	0.30	0.28

1.00	1.03	4,131	0.59	2.08	0.67
1.00	2.58	4,357	0.59	2.64	0.67
1.00	2.50	8,575	0.59	2.46	0.63
1.00	0.98	8,762	0.57 (f)	1.26	0.68
1.00	0.02	3,744	0.10 (f)	0.01	0.69
1.00	0.17	7,122	0.28 (f)	0.12	0.63

1.00	1.10	86,420	0.45	2.18	0.49
1.00	2.72	99,422	0.45	2.72	0.49
1.00	2.64	138,655	0.45	2.58	0.48
1.00	1.10	181,845	0.44 (f)	1.26	0.49
1.00	0.02	126,122	0.09 (f)	0.01	0.52
1.00	0.19	101,991	0.27 (f)	0.20	0.48

1.00	0.79	10	1.05	1.68	1.10
1.00	2.11	3,149	1.05	2.12	1.09
1.00	2.03	4,225	1.05	1.98	1.08
1.00	0.66	6,519	0.84 (f)	0.59	1.09
1.00	0.02	9,622	0.10 (f)	0.01	1.12
1.00	0.12	12,065	0.37 (f)	0.16	1.08

159

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan New York Municipal Money Market Fund
Agency
Six Months Ended August 31, 2025 (Unaudited)	$1.00	$0.01	$— (e)	$0.01	$(0.01)	$—	$(0.01)
Year Ended February 28, 2025	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Institutional Class
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2025	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Morgan
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2025	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Premier
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2025	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Reserve
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2025	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Service
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2025	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 29, 2024	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Agency	— *	—	—	— *	0.14%	0.01%
Institutional Class	— *	—	—	—	0.09%	— *
Morgan	— *	—	—	0.04%	0.46%	0.27%
Premier	— *	—	—	— *	0.33%	0.11%
Reserve	— *	—	—	0.06%	0.58%	0.35%
Service	—	—	—	0.20%	0.92%	0.63%
* Amount rounds to less than 0.005%.

160

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	1.31%	$194,623	0.26%(f)	2.59%	0.28%
1.00	3.03	206,094	0.26	3.01	0.28
1.00	3.16	273,757	0.26	3.10	0.29
1.00	1.40	268,303	0.26 (f)	1.84	0.30
1.00	0.01	50,157	0.12 (f)	0.01	0.32
1.00	0.30	72,812	0.25 (f)	0.44	0.30

1.00	1.33	1,453,882	0.21 (f)	2.65	0.23
1.00	3.08	1,349,262	0.21	3.06	0.23
1.00	3.21	1,580,890	0.21	3.15	0.24
1.00	1.45	1,780,316	0.21	1.85	0.25
1.00	0.03	425,093	0.12 (f)	0.02	0.27
1.00	0.34	532,580	0.21 (f)	0.41	0.25

1.00	1.14	43,678	0.59 (f)	2.25	0.62
1.00	2.70	45,367	0.59	2.67	0.61
1.00	2.82	53,674	0.59	2.78	0.62
1.00	1.10	50,655	0.55 (f)	1.08	0.63
1.00	0.01	50,015	0.13 (f)	0.01	0.65
1.00	0.23	59,934	0.32 (f)	0.20	0.64

1.00	1.22	272,071	0.43 (f)	2.41	0.43
1.00	2.86	289,122	0.43	2.84	0.43
1.00	2.97	410,398	0.44	2.92	0.44
1.00	1.22	492,280	0.44 (f)	1.68	0.45
1.00	0.01	97,415	0.12 (f)	0.01	0.47
1.00	0.25	91,945	0.34 (f)	0.38	0.45

1.00	1.09	1,349	0.69 (f)	2.16	0.69
1.00	2.59	1,357	0.69	2.54	0.72
1.00	2.71	1,862	0.70	2.62	0.76
1.00	1.01	1,975	0.64 (f)	1.01	0.71
1.00	0.01	2,142	0.12 (f)	0.01	0.72
1.00	0.21	1,498	0.34 (f)	0.20	0.70

1.00	0.90	10	1.04	1.90	1.06
1.00	2.24	693	1.03	2.24	1.03
1.00	2.36	965	1.04	2.29	1.04
1.00	0.78	1,846	0.85 (f)	0.71	1.06
1.00	0.01	2,551	0.13 (f)	0.01	1.07
1.00	0.18	3,729	0.41 (f)	0.21	1.11

161

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I”), JPMorgan Trust II (“JPM II”) and JPMorgan Trust IV (“JPM IV”) (collectively, the “Trusts”) were formed on November 12, 2004 for JPM I and JPM II and November 11, 2015 for JPM IV, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 12 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan Prime Money Market Fund	Academy, Agency, Capital, Empower, IM, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
JPMorgan Institutional Tax Free Money Market Fund	Agency, Capital, IM and Institutional Class	JPM IV	Diversified
JPMorgan Liquid Assets Money Market Fund	Agency, Capital, Institutional Class, Investor, Morgan, Premier and Reserve	JPM II	Diversified
JPMorgan Securities Lending Money Market Fund	Agency SL	JPM IV	Diversified
JPMorgan U.S. Government Money Market Fund	Academy, Agency, Capital, Empower, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM II	Diversified
JPMorgan U.S. Treasury Plus Money Market Fund	Academy, Agency, Capital, Empower, IM, Institutional Class, Investor, Morgan, Premier and Reserve	JPM II	Diversified
JPMorgan Federal Money Market Fund	Agency, Institutional Class, Morgan and Premier	JPM I	Diversified
JPMorgan 100% U.S. Treasury Securities Money Market Fund	Academy, Agency, Capital, Empower, IM, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
JPMorgan Tax Free Money Market Fund	Agency, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
JPMorgan Municipal Money Market Fund	Agency, Institutional Class, Morgan, Premier and Service	JPM II	Diversified
JPMorgan California Municipal Money Market Fund	Agency, Institutional Class, Morgan, Premier and Service	JPM I	Diversified
JPMorgan New York Municipal Money Market Fund	Agency, Institutional Class, Morgan, Premier, Reserve and Service	JPM I	Diversified
The investment objective of JPMorgan Prime Money Market Fund (“Prime Money Market Fund”) is to seek current income while maintaining liquidity and a low volatility of principal.
The investment objective of JPMorgan Institutional Tax Free Money Market Fund (“Institutional Tax Free Money Market Fund”) is to seek to provide current income that is exempt from federal personal income taxes, while maintaining liquidity and a low volatility of principal.
The investment objective of JPMorgan Liquid Assets Money Market Fund (“Liquid Assets Money Market Fund”), JPMorgan Securities Lending Money Market Fund ("Securities Lending Money Market Fund") and JPMorgan U.S. Treasury Plus Money Market Fund (“U.S. Treasury Plus Money Market Fund”) is to seek current income with liquidity and stability of principal.
The investment objective of JPMorgan U.S. Government Money Market Fund (“U.S. Government Money Market Fund”) is to seek high current income with liquidity and stability of principal.
The investment objective of JPMorgan Federal Money Market Fund (“Federal Money Market Fund”) is to aim to provide current income while maintaining liquidity and stability of principal.
The investment objective of JPMorgan 100% U.S. Treasury Securities Money Market Fund (“100% U.S. Treasury Securities Money Market Fund”) is to seek to provide current income while maintaining liquidity and stability of principal.
The investment objective of JPMorgan Tax Free Money Market Fund (“Tax Free Money Market Fund”) is to seek to provide current income that is exempt from federal personal income taxes while maintaining liquidity and stability of principal.
The investment objective of JPMorgan Municipal Money Market Fund (“Municipal Money Market Fund”) is to seek as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.
The investment objective of JPMorgan California Municipal Money Market Fund (“California Municipal Money Market Fund”) is to seek to provide current income that is exempt from federal and California personal income taxes, while maintaining liquidity and stability of principal.

162	J.P. Morgan Money Market Funds	August 31, 2025

The investment objective of JPMorgan New York Municipal Money Market Fund (“New York Municipal Money Market Fund”) is to seek to provide current income that is exempt from federal, New York State and New York City personal income taxes, while maintaining liquidity and stability of principal.
Liquid Assets Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund seek to qualify as retail money market funds in accordance with criteria established by the Securities and Exchange Commission (“SEC”). Under applicable SEC rules, these Funds are ordinarily permitted to utilize amortized cost accounting to value their portfolio securities and transact at a stable $1.00 share price.
Prime Money Market Fund and Institutional Tax Free Money Market Fund do not seek to qualify as a retail or government money market fund and transact utilizing a floating net asset value (“NAV”) calculated to four decimal places. Prior to September 3, 2024, Securities Lending Money Market Fund did not seek to qualify as a retail or government money market fund and transacted utilizing a floating NAV calculated to four decimal places.
U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, Federal Money Market Fund, Securities Lending Money Market Fund (effective September 3, 2024) and 100% U.S. Treasury Securities Money Market Fund seek to qualify as government money market funds in accordance with criteria established by the SEC. Under applicable SEC rules, these Funds are ordinarily permitted to utilize amortized cost accounting to value their portfolio securities and transact at a stable $1.00 share price.
All share classes of California Municipal Money Market Fund and New York Municipal Money Market Fund are publicly offered on a limited basis. Investors are not eligible to purchase shares of California Municipal Money Market Fund and New York Municipal Money Market Fund unless they meet certain requirements as described in the Funds' prospectuses.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met, with the exception of the Prime Money Market Fund, Institutional Tax Free Money Market Fund and Securities Lending Money Market Fund (prior to September 3, 2024).
The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can generally be expected to vary inversely with changes in prevailing interest rates. Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations.
Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations. This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. This also includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based NAV of the Funds. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
For Prime Money Market Fund, Institutional Tax Free Money Market Fund and Securities Lending Money Market Fund (prior to September 3, 2024), fixed income instruments for which market quotations are not readily available are fair valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market

August 31, 2025	J.P. Morgan Money Market Funds	163

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•
Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”):
Prime Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$87,552,092	$—	$87,552,092

(a)	Please refer to the SOI for specifics of portfolio holdings.

Institutional Tax Free Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$2,716,977	$—	$2,716,977

(a)	Please refer to the SOI for specifics of portfolio holdings.

Liquid Assets Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$81,232,826	$—	$81,232,826

(a)	Please refer to the SOI for specifics of portfolio holdings.

Securities Lending Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$1,726,338	$—	$1,726,338

(a)	Please refer to the SOI for specifics of portfolio holdings.

164	J.P. Morgan Money Market Funds	August 31, 2025

U.S. Government Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$299,308,415	$—	$299,308,415

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Treasury Plus Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$50,438,505	$—	$50,438,505

(a)	Please refer to the SOI for specifics of portfolio holdings.

Federal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$8,269,341	$—	$8,269,341

(a)	Please refer to the SOI for specifics of portfolio holdings.

100% U.S. Treasury Securities Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$265,179,623	$—	$265,179,623

(a)	Please refer to the SOI for specifics of portfolio holdings.

Tax Free Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$10,832,823	$—	$10,832,823

(a)	Please refer to the SOI for specifics of portfolio holdings.

Municipal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$2,653,137	$—	$2,653,137

(a)	Please refer to the SOI for specifics of portfolio holdings.

August 31, 2025	J.P. Morgan Money Market Funds	165

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
California Municipal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$274,881	$—	$274,881

(a)	Please refer to the SOI for specifics of portfolio holdings.

New York Municipal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$2,007,502	$—	$2,007,502

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of August 31, 2025, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Repurchase Agreements— Prime Money Market Fund, Institutional Tax Free Money Market Fund, Securities Lending Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund and New York Municipal Money Market Fund may enter into repurchase agreement transactions that meet the credit guidelines of JPMIM. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Repurchase agreement collateral may be held in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, or in segregated accounts maintained by an unaffiliated third-party custodian. Securities Lending Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Plus Money Market Fund or their affiliates may transfer uninvested cash into joint accounts, which are utilized by multiple accounts or funds managed by the Adviser or its affiliates, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties and collateral (collateral may also be held overnight in segregated custodial sub-accounts established in the name of each participating Fund).
The Funds' repurchase agreements are not subject to master netting arrangements.
D. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— Institutional Tax Free Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund and New York Municipal Money Market Fund purchased when-issued securities, including To-Be-Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
Institutional Tax Free Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund had when-issued securities, delayed delivery securities or forward commitments outstanding as of August 31, 2025, which are shown as a Receivable for Investment securities sold — delayed delivery securities and/or a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at August 31, 2025 are detailed on the SOIs, if any.

166	J.P. Morgan Money Market Funds	August 31, 2025

E. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
F. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended August 31, 2025, are as follows:
	Prime Money Market Fund	Institutional Tax Free Money Market Fund	Liquid Assets Money Market Fund	Securities Lending Money Market Fund	U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund	Federal Money Market Fund	100% U.S. Treasury Securities Money Market Fund	Tax Free Money Market Fund	Municipal Money Market Fund	California Municipal Money Market Fund	New York Municipal Money Market Fund
Academy	$19	n/a	n/a	n/a	$29	$2	n/a	$6	n/a	n/a	n/a	n/a
Agency	37	$14	$35	n/a	107	19	$4	98	$2	$1	$— (a)	$1
Agency SL	n/a	n/a	n/a	$4	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Capital	268	18	96	n/a	1,177	111	n/a	650	n/a	n/a	n/a	n/a
Empower	17	n/a	n/a	n/a	53	1	n/a	8	n/a	n/a	n/a	n/a
IM	81	16	n/a	n/a	50	1	n/a	1	n/a	n/a	n/a	n/a
Institutional Class	129	18	75	n/a	260	85	30	370	49	10	1	8
Investor	n/a	n/a	— (a)	n/a	18	— (a)	n/a	n/a	n/a	n/a	n/a	n/a
Morgan	130	n/a	119	n/a	131	44	13	119	5	3	1	10
Premier	38	n/a	169	n/a	106	31	14	126	9	4	2	3
Reserve	15	n/a	1	n/a	1	4	n/a	6	3	n/a	n/a	— (a)
Service	n/a	n/a	n/a	n/a	2	n/a	n/a	n/a	n/a	— (a)	— (a)	— (a)
Total	$734	$66	$495	$4	$1,934	$298	$61	$1,384	$68	$18	$4	$22

(a)	Amount rounds to less than one thousand.
G. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of August 31, 2025, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
H. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

August 31, 2025	J.P. Morgan Money Market Funds	167

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
I. Segment Reporting — The Funds adopted FASB Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The adoption of this new standard impacted financial statement disclosures only and did not affect the Funds' financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
J. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.08% of each Fund’s respective average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.07% of the first $150 billion of the average daily net assets of all money market funds in the J.P. Morgan Funds Complex covered by the Administration Agreement, plus 0.05% of the average daily net assets between $150 billion and $300 billion, plus 0.03% of the average daily net assets between $300 billion and $400 billion, plus 0.01% of the average daily net assets in excess of $400 billion. For the six months ended August 31, 2025, the effective annualized rate was 0.04% of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMCB serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Morgan, Reserve and Service Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Academy, Agency, Agency SL, Capital, Empower, IM, Institutional Class, Investor and Premier Shares of the Funds do not participate in the Distribution Plan. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
	Morgan	Reserve	Service
Prime Money Market Fund	n/a	0.25%	n/a
Liquid Assets Money Market Fund	0.10%	0.25	n/a
U.S. Government Money Market Fund	0.10	0.25	0.60%
U.S. Treasury Plus Money Market Fund	0.10	0.25	n/a
Federal Money Market Fund	0.10	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	0.10	0.25	n/a
Tax Free Money Market Fund	0.10	0.25	n/a
Municipal Money Market Fund	0.10	n/a	0.60
California Municipal Money Market Fund	0.10	n/a	0.60
New York Municipal Money Market Fund	0.10	0.25	0.60
JPMDS waived distribution fees as outlined in Note 3.F.
In addition, JPMDS is entitled to receive the CDSC from redemptions of Morgan and Reserve Shares. For the six months ended August 31, 2025, JPMDS retained the following:
	Front-End Sales Charge	CDSC
U.S. Government Money Market Fund	$—	$— (a)

168	J.P. Morgan Money Market Funds	August 31, 2025

	Front-End Sales Charge	CDSC
100% U.S. Treasury Securities Money Market Fund	$—	$— (a)

(a)	Amount rounds to less than one thousand.
D. Service Fees— The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Agency SL and IM Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Academy	Agency	Capital	Empower	Institutional Class	Investor
Prime Money Market Fund	0.05%	0.15%	0.05%	0.05%	0.10%	n/a
Institutional Tax Free Money Market Fund	n/a	0.15	0.05	n/a	0.10	n/a
Liquid Assets Money Market Fund	n/a	0.15	0.05	n/a	0.10	0.35%
Securities Lending Money Market Fund	n/a	n/a	n/a	n/a	n/a	n/a
U.S. Government Money Market Fund	0.05	0.15	0.05	0.05	0.10	0.35
U.S. Treasury Plus Money Market Fund	0.05	0.15	0.05	0.05	0.10	0.35
Federal Money Market Fund	n/a	0.15	n/a	n/a	0.10	n/a
100% U.S. Treasury Securities Money Market Fund	0.05	0.15	0.05	0.05	0.10	n/a
Tax Free Money Market Fund	n/a	0.15	n/a	n/a	0.10	n/a
Municipal Money Market Fund	n/a	0.15	n/a	n/a	0.10	n/a
California Municipal Money Market Fund	n/a	0.15	n/a	n/a	0.10	n/a
New York Municipal Money Market Fund	n/a	0.15	n/a	n/a	0.10	n/a

	Morgan	Premier	Reserve	Service
Prime Money Market Fund	0.35%	0.30%	0.30%	n/a
Institutional Tax Free Money Market Fund	n/a	n/a	n/a	n/a
Liquid Assets Money Market Fund	0.35	0.30	0.30	n/a
Securities Lending Money Market Fund	n/a	n/a	n/a	n/a
U.S. Government Money Market Fund	0.35	0.30	0.30	0.30%
U.S. Treasury Plus Money Market Fund	0.35	0.30	0.30	n/a
Federal Money Market Fund	0.35	0.30	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	0.35	0.30	0.30	n/a
Tax Free Money Market Fund	0.35	0.30	0.30	n/a
Municipal Money Market Fund	0.35	0.30	n/a	0.30
California Municipal Money Market Fund	0.35	0.30	n/a	0.30
New York Municipal Money Market Fund	0.35	0.30	0.30	0.30

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

August 31, 2025	J.P. Morgan Money Market Funds	169

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
F. Waivers and Reimbursements— The Adviser, Administrator and JPMDS have contractually agreed to waive fees and/or reimburse the Funds except IM Shares of Prime Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund and 100% U.S. Treasury Securities Money Market Fund, to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Academy	Agency	Agency SL	Capital	Empower
Prime Money Market Fund	0.18%	0.26%	n/a	0.18%	0.18%
Institutional Tax Free Money Market Fund	n/a	0.26	n/a	0.18	n/a
Liquid Assets Money Market Fund	n/a	0.26	n/a	0.18	n/a
Securities Lending Money Market Fund	n/a	n/a	0.06%	n/a	n/a
U.S. Government Money Market Fund	0.18	0.26	n/a	0.18	0.18
U.S. Treasury Plus Money Market Fund	0.18	0.26	n/a	0.18	0.18
Federal Money Market Fund	n/a	0.26	n/a	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	0.18	0.26	n/a	0.18	0.18
Tax Free Money Market Fund	n/a	0.26	n/a	n/a	n/a
Municipal Money Market Fund	n/a	0.26	n/a	n/a	n/a
California Municipal Money Market Fund	n/a	0.26	n/a	n/a	n/a
New York Municipal Money Market Fund	n/a	0.26	n/a	n/a	n/a

	IM	Institutional	Investor	Morgan	Premier	Reserve	Service
Prime Money Market Fund	n/a	0.21%	n/a	0.52%	0.45%	0.70%	n/a
Institutional Tax Free Money Market Fund	0.16%	0.21	n/a	n/a	n/a	n/a	n/a
Liquid Assets Money Market Fund	n/a	0.21	0.51%	0.59	0.45	0.70	n/a
Securities Lending Money Market Fund	n/a	n/a	n/a	n/a	n/a	n/a	n/a
U.S. Government Money Market Fund	n/a	0.21	0.51	0.59	0.45	0.70	1.05%
U.S. Treasury Plus Money Market Fund	n/a	0.21	0.51	0.59	0.45	0.70	n/a
Federal Money Market Fund	n/a	0.21	n/a	0.59	0.45	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	n/a
Tax Free Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	n/a
Municipal Money Market Fund	n/a	0.21	n/a	0.59	0.45	n/a	1.05
California Municipal Money Market Fund	n/a	0.21	n/a	0.59	0.45	n/a	1.05
New York Municipal Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	1.05

The expense limitation agreements were in effect for the six months ended August 31, 2025 and the contractual expense limitation percentages in the table above are in place until at least June 30, 2026. In addition, the Funds’ service providers have voluntarily waived fees during the six months ended August 31, 2025. However, the Funds’ service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.
Effective November 1, 2024, the Adviser contractually agreed to waive 0.01% of its advisory fee on the 100% U.S. Treasury Money Market Fund’s average daily assets in excess of $200 billion and contractually waive 0.01% of its advisory fee on the U.S. Government Money Market Fund’s average daily assets in excess of $250 billion. These waivers are in effect through November 1, 2026, at which time it will be determined whether such waiver will be renewed or revised.

170	J.P. Morgan Money Market Funds	August 31, 2025

For the six months ended August 31, 2025, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Prime Money Market Fund	$—	$—	$785	$785	$10
Institutional Tax Free Money Market Fund	—	—	105	105	—
Liquid Assets Money Market Fund	—	—	726	726	—
Securities Lending Money Market Fund	337	208	—	545	—
U.S. Government Money Market Fund	2,466	—	1,725	4,191	—
U.S. Treasury Plus Money Market Fund	—	—	605	605	—
Federal Money Market Fund	—	—	336	336	—
100% U.S. Treasury Securities Money Market Fund	2,374	—	2,216	4,590	—
Tax Free Money Market Fund	—	—	437	437	—
Municipal Money Market Fund	—	—	219	219	—
California Municipal Money Market Fund	37	25	37	99	—
New York Municipal Money Market Fund	—	—	163	163	—

	Voluntary Waivers
	Investment Advisory Fees	Administration Fees	Total
Municipal Money Market Fund	$1	$— (a)	$1
New York Municipal Money Market Fund	—	— (a)	—

(a)	Amount rounds to less than one thousand.
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
Certain Funds earn interest on certain uninvested cash balances held at the custodian, which is included in the Interest income from affiliates on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the six months ended August 31, 2025, California Municipal Money Market Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
The Funds are permitted to effect purchase and sale transactions with affiliated Funds under procedures adopted by the Boards. The procedures have been designed to seek to ensure that any such security transaction complies with certain conditions of Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2025, the Funds below engaged in such transactions in the following amounts:
	Purchases	Sales	Realized Gain (Loss)
Institutional Tax Free Money Market Fund	$1,488,595	$837,505	$—
Liquid Assets Money Market Fund	315,705	—	—
Tax Free Money Market Fund	1,219,610	1,780,875	—
Municipal Money Market Fund	590,755	1,096,365	—
California Municipal Money Market Fund	86,130	107,570	—

August 31, 2025	J.P. Morgan Money Market Funds	171

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
	Purchases	Sales	Realized Gain (Loss)
New York Municipal Money Market Fund	$932,470	$810,950	$—
4. Class-Specific Expenses
The Funds' class specific gross expenses for the six months ended August 31, 2025 were as follows:
	Distribution	Service
Prime Money Market Fund
Academy	$—	$260
Agency	—	2,182
Capital	—	11,706
Empower	—	157
Institutional Class	—	9,023
Morgan	—	1,078
Premier	—	4,327
Reserve	4	4
	$4	$28,737
Institutional Tax Free Money Market Fund
Agency	$—	$59
Capital	—	100
Institutional Class	—	205
	$—	$364
Liquid Assets Money Market Fund
Agency	$—	$3,482
Capital	—	4,899
Institutional Class	—	5,727
Investor	—	18
Morgan	4,726	16,541
Premier	—	52,420
Reserve	19	23
	$4,745	$83,110
U.S. Government Money Market Fund
Academy	$—	$1,070
Agency	—	12,656
Capital	—	45,219
Empower	—	2,568
Institutional Class	—	21,032
Investor	—	6,293
Morgan	7,586	26,559
Premier	—	26,118
Reserve	44	52
Service	542	271
	$8,172	$141,838

172	J.P. Morgan Money Market Funds	August 31, 2025

	Distribution	Service
U.S. Treasury Plus Money Market Fund
Academy	$—	$77
Agency	—	2,393
Capital	—	4,775
Empower	—	43
Institutional Class	—	7,168
Investor	—	30
Morgan	2,300	8,050
Premier	—	7,924
Reserve	682	819
	$2,982	$31,279
Federal Money Market Fund
Agency	$—	$467
Institutional Class	—	2,529
Morgan	187	654
Premier	—	3,521
	$187	$7,171
100% U.S. Treasury Securities Money Market Fund
Academy	$—	$58
Agency	—	12,805
Capital	—	33,570
Empower	—	238
Institutional Class	—	33,558
Morgan	3,470	12,146
Premier	—	32,007
Reserve	1,336	1,603
	$4,806	$125,985
Tax Free Money Market Fund
Agency	$—	$278
Institutional Class	—	4,420
Morgan	44	155
Premier	—	1,986
Reserve	740	888
	$784	$7,727
Municipal Money Market Fund
Agency	$—	$139
Institutional Class	—	845
Morgan	46	160
Premier	—	1,021
Service	7	4
	$53	$2,169
California Municipal Money Market Fund
Agency	$—	$15
Institutional Class	—	83
Morgan	3	9
Premier	—	148
Service	6	3
	$9	$258

August 31, 2025	J.P. Morgan Money Market Funds	173

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
	Distribution	Service
New York Municipal Money Market Fund
Agency	$—	$153
Institutional Class	—	687
Morgan	23	81
Premier	—	410
Reserve	2	2
Service	1	1
	$26	$1,334
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated tax cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2025 generally equals their book cost and unrealized appreciation (depreciation) in value of investments.
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Prime Money Market Fund	$87,551,316	$7,818	$7,042	$776
Estimated tax cost and unrealized appreciation (depreciation) in value of investments for the Funds equals their book cost and unrealized appreciation (depreciation) in value of investments.
At February 28, 2025, the following Funds had net capital loss carryforwards, which are available to offset future realized gains as follows:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Prime Money Market Fund	$6,056	$—
Liquid Assets Money Market Fund	10	—
U.S. Government Money Market Fund	69,578	1,120
U.S. Treasury Plus Money Market Fund	916	124
100% U.S. Treasury Securities Money Market Fund	2,377	—
During the year ended February 28, 2025, the following Funds utilized capital loss carryforwards as follows:
Capital Loss Utilized
Short-Term
Prime Money Market Fund	$125
Liquid Assets Money Market Fund	17
Securities Lending Money Market Fund	115
U.S. Government Money Market Fund	2,605
U.S. Treasury Plus Money Market Fund	1,962
100% U.S. Treasury Securities Money Market Fund	3,163
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

174	J.P. Morgan Money Market Funds	August 31, 2025

As of August 31, 2025, the Funds had no borrowings outstanding from another fund or loans outstanding to another fund. Average loans made to another fund under the Facility for the six months ended August 31, 2025, were as follows:
	Average Loans	Number of Days Outstanding	Interest Earned
Liquid Assets Money Market Fund	$21,319	48	$96
Interest earned as a result of lending money to another fund for the six months ended August 31, 2025, if any, is included in Income from interfund lending (net) on the Statements of Operations.
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 28, 2025.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2025.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of August 31, 2025, the following Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Prime Money Market Fund	—	— %	1	52.5%
Institutional Tax Free Money Market Fund	1	92.2	—	—
Liquid Assets Money Market Fund	2	52.7	2	43.7
Securities Lending Money Market Fund	—	—	1	100.0
U.S. Government Money Market Fund	1	38.6	—	—
U.S. Treasury Plus Money Market Fund	1	41.3	1	11.7
Federal Money Market Fund	2	62.0	1	17.4
100% U.S. Treasury Securities Money Market Fund	1	60.6	—	—
Tax Free Money Market Fund	1	49.5	1	35.5
Municipal Money Market Fund	2	73.9	1	15.6
California Municipal Money Market Fund	1	65.2	1	13.0
New York Municipal Money Market Fund	1	94.5	—	—
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
The Funds are subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Funds may invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Funds are subject to credit risk. The Funds' investments are subject to the risk that an issuer and/or a counterparty will not make payments when due or default completely. Prices of the Funds' investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Funds' securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an

August 31, 2025	J.P. Morgan Money Market Funds	175

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Institutional Tax Free Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund invest primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. California Municipal Money Market Fund and New York Municipal Money Market Fund primarily invest in issuers in the states of California and New York, respectively. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Funds’ ability to collect principal and interest, in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.
The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers cannot repay their loans.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.
The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the period. Such concentrations may subject each of these Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
As of August 31, 2025, the following Funds had non-U.S. country allocations representing greater than 10% of total investments (excluding investment of cash collateral from securities loaned) as follows:
	Prime Money Market Fund	Liquid Assets Money Market Fund	Securities Lending Money Market Fund	U.S. Treasury Plus Money Market Fund
France	15.6%	13.4%	19.4%	10.5%

176	J.P. Morgan Money Market Funds	August 31, 2025

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2025. All rights reserved. August 2025.
SAN-MMKT-825

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreements
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements. The Board also met for the specific purpose of considering investment advisory agreement annual renewals. The Board held meetings June 24-25, 2025 and August 12-14, 2025, at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) (the “1940 Act”) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 14, 2025.
As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Funds’ performance as compared to the performance of their peers and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar, Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Funds’ objectives, benchmarks, and peers. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the
Funds and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year, as well as materials furnished specifically in connection with the annual review process. The Trustees also considered information provided with respect to the amount of time and resources the Adviser dedicated to ensuring the Funds comply with amendments to Rule 2a-7 under the 1940 Act as approved by the Securities and Exchange Commission. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund, including personnel changes, if any;
•
The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
•
Information about the structure and distribution strategy for each Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser in its role as Administrator;
•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Funds;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.
The Trustees also considered that JPMorgan Distribution Services, Inc. (“JPMDS”), an affiliate of the Adviser, and the Adviser earn fees from the Funds for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor, and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Funds.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints or revise the breakpoints on the administration fee schedule. The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”), which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale. The Trustees also noted that certain other Funds that had achieved scale as asset levels had increased, no longer had Fee Caps in place for some or all of their share classes, but shared economies of scale through lower average expenses. The Trustees further noted that the Adviser and JPMDS had previously implemented additional voluntary waivers in connection with a low interest rate environment. In addition, the Trustees noted that, for each of the U.S. Government Money Market Fund and 100% U.S. Treasury Securities Money Market Fund, the Adviser made a commitment to waive 0.01% of its fee on assets in excess of

$250 billion and $200 billion, respectively, for two years effective November 1, 2024. The Trustees informed management that they would continue to analyze potential economies of scale as the Funds increase in assets. The Trustees noted that the fees remain fair and reasonable relative to peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the Adviser’s and JPMDS’s ongoing investments in their business in support of the Funds, including the Adviser’s and/or JPMDS’s investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees also noted that the Adviser expects to make significant near-term investments to support the Funds in response to regulatory initiatives and industry developments that specifically impact the Funds’ operations. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of a Fund at competitive levels, was reasonable. The Trustees concluded that, for Funds with Fee Caps in place for some or all of their share classes, the relevant Funds’ shareholders received the benefits of potential economies of scale through the Fee Caps and, for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Funds’ shareholders benefited from lower average expenses resulting from increased assets. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.
Independent Written Evaluation of the Funds’ Senior Officer
The Trustees noted that, upon their direction, the Senior Officer for the Prime Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, 100% U.S. Treasury Securities Money Market Fund and Municipal Money Market Fund, had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about each Fund’s performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe comprised of funds’ selected share classes with the same Broadridge investment classification and objective (the “Universe”) by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe and noted that Universe quintile rankings were not calculated if the number of funds in the Universe did not meet a predetermined minimum. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative share classes to assist the Trustees in their review. As part of this review, the Trustees also considered the performance information provided for the Funds at regular Board meetings by the Adviser. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative share classes are summarized below:
The Trustees noted that the Prime Money Market Fund’s performance for the Institutional shares was in the third, second and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for the Premier shares was in the fourth quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2024. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with members of the Money Market and Alternative Products Committee at each of their regular meetings over the course of the next year.
The Trustees noted that the Institutional Tax Free Money Market Fund’s performance for the Institutional shares was in the third quintile of the Universe for each of the one-, three and five-year periods ended December 31, 2024. The Trustees discussed the performance and investment strategy of the Fund with the Adviser, including the adoption of a non-fundamental policy to ordinarily invest, under normal circumstances, 100% of its total assets in weekly liquid assets (as defined under Rule 2a-7), and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the Securities Lending Money Market Fund’s performance for the Agency SL shares was in the first quintile of the Universe for each of the one-, three and five-year periods ended December 31, 2024. The Trustees discussed the performance and investment strategy of the Fund with the Adviser, including the conversion of the Fund to qualify as a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, effective September 3, 2024, and, based upon this discussion and various other factors, the Trustees concluded that the performance was satisfactory.
The Trustees noted that the Liquid Assets Money Market Fund’s performance for the Institutional shares was in the second, second and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for the Premier shares was in the third quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2024. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with members of the Money Market and Alternative Products Committee at each of their regular meetings over the course of the next year.
The Trustees noted that the U.S. Government Money Market Fund’s performance for the Institutional shares was in the second quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2024. The Trustees noted that the performance for the Premier shares was in the fourth quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2024. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with members of the Money Market and Alternative Products Committee at each of their regular meetings over the course of the next year.
The Trustees noted that the U.S. Treasury Plus Money Market Fund’s performance for the Institutional shares was in the third, second and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for the Premier shares was in the third quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2024. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the Federal Money Market Fund’s performance for the Institutional shares was in the third, second and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for the Premier shares was in the fourth quintile of the Universe for each of the one-, three-, and five-year periods ended December 31, 2024. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the 100% U.S. Treasury Securities Money Market Fund’s performance for the Institutional shares was in the third, third and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for the Premier shares was in the fourth quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2024. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with members of the Money Market and Alternative Products Committee at each of their regular meetings over the course of the next year.
The Trustees noted that the Tax Free Money Market Fund’s performance for the Institutional shares was in the second, first and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for the Premier shares was in the fourth quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2024. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the Municipal Money Market Fund’s performance for the Institutional shares was in the first quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2024. The Trustees noted that the performance for the Premier shares was in the fourth quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2024. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the California Municipal Money Market Fund’s performance for the Institutional shares was in the third, fourth and fourth quintiles of the Universe for the one-, three and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for the Premier shares was in the fifth quintile of the Universe for each of the one-, three- and five- year periods ended December 31, 2024. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the New York Municipal Money Market Fund’s performance for the Institutional shares was in the second quintile of the Universe for each of the one-, three and five-year periods ended December 31, 2024. The Trustees noted that the performance for the Premier shares was in the fifth quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2024. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds’ selected share classes in the Universe, as well as a subset of funds within the Universe (the “Peer Group”). The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. For each Fund that had a Fee Cap in place, the Trustees considered the net advisory fee rate and net expense ratio for each share class, as applicable, taking into account any waivers and/or reimbursements. The Trustees also considered any proposed changes to a Fee Cap, and, where deemed appropriate by the Trustees, additional waivers and/or reimbursements. The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative share classes are summarized below:
The Trustees noted that the Prime Money Market Fund’s net advisory fee for the Institutional shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for the Institutional shares were in the fifth and third quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for the Premier shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for the Premier shares were in the fifth quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Institutional Tax Free Money Market Fund’s net advisory fee and actual total expenses for the Institutional shares were in the second and third quintiles, respectively, of the Universe. Broadridge did not calculate quintile rankings of the Peer Group due to the limited number of funds in the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Securities Lending Money Market Fund’s net advisory fee and actual total expenses for the Agency SL shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund and the services that will be provided to the Fund following its conversion to a government money market fund.
The Trustees noted that the Liquid Assets Money Market Fund’s net advisory fee for the Institutional shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for the Institutional shares were in the fifth and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for the Premier shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for the Premier shares were in the fourth and third quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the U.S. Government Money Market Fund’s net advisory fee for the Institutional shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for the Institutional shares were in the fourth and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for the Premier shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for the Premier shares were in the fifth and fourth quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, including, as noted above, the Adviser’s commitment to waive 0.01% of its fee on assets in excess of $250 billion for two years effective November 1, 2024, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the U.S. Treasury Plus Money Market Fund’s net advisory fee for the Institutional shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for the Institutional shares were in the third and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for the Premier shares was in the second and first quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for the Premier shares were in the fourth and third quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Federal Money Market Fund’s net advisory fee for the Institutional shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for the Institutional shares were in the third quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for the Premier shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for the Premier shares were in the fourth quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the 100% U.S. Treasury Securities Money Market Fund’s net advisory fee for the Institutional shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for the Institutional shares were in the fourth and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for the Premier shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for the Premier shares were in the fifth and fourth quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, including, as noted above, the Adviser’s commitment to waive 0.01% of its fee on assets in excess of $200 billion for two years effective November 1, 2024, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Tax Free Money Market Fund’s net advisory fee for the Institutional shares was in the third and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for the Institutional shares were in the third and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for the Premier shares was in the third and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for the Premier shares were in the fourth quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Municipal Money Market Fund’s net advisory fee and actual total expenses for the Institutional shares were in the third and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for the Premier shares was in the third and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for the Premier shares were in the fifth a quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the California Municipal Money Market Fund’s net advisory fee and actual total expenses for the Institutional shares were in the first and third quintiles of the Universe, respectively. The Trustees noted that the net advisory fee and actual total expenses for the Premier shares were in the first and fifth quintiles of the Universe, respectively. Broadridge did not calculate quintile rankings of the Peer Groups due to the limited number of funds in the Peer Groups.

After considering the factors identified above, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the New York Municipal Money Market Fund’s net advisory fee and actual total expenses for the Institutional shares were in the third quintile of the Universe. The Trustees noted that the net advisory fee and actual total expenses for the Premier shares were in the third and fifth quintiles of the Universe, respectively. Broadridge did not calculate quintile rankings of the Peer Groups due to the limited number of funds in the Peer Groups. After considering the factors identified above, the Trustees concluded that the advisory was fair and reasonable in light of the services provided to the Fund.

Semi-Annual Financial Statements
J.P. Morgan Municipal Bond Funds
August 31, 2025 (Unaudited)
JPMorgan California Tax Free Bond Fund
JPMorgan National Municipal Income Fund
JPMorgan New York Tax Free Bond Fund
JPMorgan Short-Intermediate Municipal Bond Fund
JPMorgan Tax Free Bond Fund
JPMorgan Ultra-Short Municipal Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds—88.7% (a)
Alabama—1.9%
Industrial Development Revenue/Pollution Control Revenue—0.2%
Baldwin County Industrial Development Authority, Novelis Corp., Project Series 2025A, Rev., AMT, 5.00%, 6/1/2032 (b) (c)	1,000	1,002
Utility—1.7%
Black Belt Energy Gas District, Gas Project Series 2024D, Rev., 5.00%, 11/1/2034 (c)	3,750	3,953
Energy Southeast A Cooperative District Series 2024B, Rev., 5.25%, 6/1/2032 (c)	1,500	1,610
Southeast Alabama Gas Supply District (The), Project No. 2 Series 2024B, Rev., 5.00%, 5/1/2032 (c)	1,000	1,064
		6,627
Total Alabama		7,629
California—79.9%
Certificate of Participation/Lease—0.1%
County of San Diego, County Public Health and Capital Improvement Series 2023, COP, 5.00%, 10/1/2037	425	476
Education—5.7%
California Educational Facilities Authority, University of Southern California Series 2025A, Rev., 5.00%, 10/1/2035	1,860	2,201
California Enterprise Development Authority, Riverside County, Rocketship Public Schools-Obligated Group No. 2 Series 2022A, Rev., 4.00%, 6/1/2031 (b)	1,250	1,214
California Enterprise Development Authority, Rocklin Academy Project Series 2024, Rev., 5.00%, 6/1/2054 (b)	1,250	1,118
California Infrastructure and Economic Development Bank, California Academy of Science Series 2024A, Rev., 3.25%, 8/1/2029	3,000	3,043
California Infrastructure and Economic Development Bank, Equitable School Revolving Fund LLC
Series 2024B, Rev., 5.00%, 11/1/2029	4,400	4,718
Series 2024B, Rev., 5.00%, 11/1/2041	1,175	1,192
California School Finance Authority, Green Dot Public School Project Series 2022A, Rev., 5.00%, 8/1/2032 (b)	300	313
California State University, Systemwide Series 2025A, Rev., 5.00%, 11/1/2040	1,000	1,096
Palmdale Elementary School District
Series 2023, 5.00%, 8/1/2041	250	265
Series 2023, 4.00%, 8/1/2043	1,000	939
Series 2023, 5.00%, 8/1/2044	800	838
INVESTMENTS	Principal Amount ($000)	Value ($000)

Education — continued
University of California
Series 2020BE, Rev., 5.00%, 5/15/2034	1,065	1,162
Series 2016AR, Rev., 5.00%, 5/15/2035	1,500	1,520
Series 2025CC, Rev., 5.00%, 5/15/2043	2,975	3,132
		22,751
General Obligation—15.0%
Alvord Unified School District, 2007 Election Series 2011B, GO, A.G., Zero Coupon, 8/1/2036	5,750	3,586
Chico Unified School District, Election of 2024 Series 2024A, GO, 4.50%, 8/1/2049	1,500	1,439
Cupertino Union School District, Election of 2024 Series A, GO, 5.75%, 8/1/2050	1,000	1,103
Desert Community College District, Election of 2016 , GO, 4.00%, 8/1/2051	4,000	3,470
Desert Sands Unified School District, Election of 2024 , GO, 4.00%, 8/1/2050	1,500	1,308
Foothill-De Anza Community College District, Election of 2020 Series 2020D, GO, 5.00%, 8/1/2042	1,200	1,299
Grossmont Healthcare District Series 2025F, GO, 5.00%, 7/15/2040	3,000	3,256
Los Alamitos Unified School District, School Facilities Improvement District, Election of 2018 Series C, GO, 4.00%, 8/1/2045	1,235	1,137
Los Angeles Unified School District, Dedicated Unlimited Ad Valorem Property Tax
Series 2024A, GO, 5.00%, 7/1/2034	1,295	1,520
Series 2023 QRR, GO, 5.25%, 7/1/2040	1,000	1,096
Series 2024 QRR, GO, 5.25%, 7/1/2049	1,000	1,044
Menlo Park City School District, Capital Appreciation
GO, Zero Coupon, 7/1/2031	500	399
GO, Zero Coupon, 7/1/2032	880	672
Modesto High School District, Election of 2022
Series B, GO, 5.00%, 8/1/2039	850	939
Series B, GO, 5.00%, 8/1/2040	1,000	1,093
Mount Diablo Unified School District
GO, 5.00%, 8/1/2032	750	871
GO, 5.00%, 8/1/2033	700	819
Napa Valley Unified School District, Election of 2006 Series 2010A, GO, Zero Coupon, 8/1/2027	2,000	1,909
Napa Valley Unified School District, Election of 2024 Series A, GO, 4.50%, 8/1/2055	1,000	944
New Haven Unified School District, Election of 2024 Series A, GO, 4.50%, 8/1/2054	1,000	954
Palo Alto Unified School District, Election of 2008 Series 2008-2, GO, Zero Coupon, 8/1/2026	1,790	1,755
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	1

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
General Obligation — continued
Redondo Beach Unified School District, Election of 2024 Series 2024A, GO, 4.63%, 8/1/2055	1,000	975
Rio Hondo Community College District, Election of 2024 Series 2025A, GO, 4.38%, 8/1/2055	1,750	1,616
San Diego Unified School District, Election of 1998
Series G-1, GO, A.G., 5.25%, 7/1/2028 (d)	385	418
Series G-1, GO, A.G., 5.25%, 7/1/2028	2,115	2,308
San Dieguito Union High School District , GO, 5.00%, 8/1/2037	1,700	1,936
San Francisco Bay Area Rapid Transit District Series 2025E-1, GO, 5.00%, 8/1/2042 (e)	1,500	1,608
San Jose Evergreen Community College District
Series C, GO, 4.00%, 9/1/2041	650	639
Series C, GO, 4.00%, 9/1/2043	1,490	1,423
San Jose Unified School District, Election of 2002 Series C, GO, NATL - RE, Zero Coupon, 6/1/2031	3,035	2,601
San Mateo County Community College District, Election of 2005
Series A, GO, NATL - RE, Zero Coupon, 9/1/2026	1,100	1,077
Series A, GO, NATL - RE, Zero Coupon, 9/1/2029	2,000	1,822
Series 2006B, GO, NATL - RE, Zero Coupon, 9/1/2034	1,000	748
San Rafael City Elementary School District, Election of 2002 Series 2004B, GO, NATL - RE, Zero Coupon, 8/1/2029	2,000	1,796
South San Francisco Unified School District, Measure J, Dedicated Unlimited Ad Valorem Property Tax Series 2016C, GO, Zero Coupon, 9/1/2028	1,800	1,654
State of California, Various Purpose
GO, 5.00%, 8/1/2037	820	909
GO, 4.00%, 10/1/2041	5,000	4,868
Ventura Unified School District, Election of 2022 Series 2022B, GO, 4.25%, 8/1/2051	1,000	922
William S Hart Union High School District, Capital Appreciation Election 2001 Series 2005B, GO, A.G., Zero Coupon, 9/1/2029	2,500	2,261
		60,194
Hospital—9.2%
California Health Facilities Financing Authority
Series 2025A, Rev., 5.00%, 2/1/2044	1,000	1,029
Series 2025A, Rev., 5.25%, 2/1/2048	1,750	1,816
California Health Facilities Financing Authority, Adventist Health System Series 2016A, Rev., 4.00%, 3/1/2029	2,165	2,173
INVESTMENTS	Principal Amount ($000)	Value ($000)

Hospital — continued
California Health Facilities Financing Authority, Cedars-Sinai Medical Center
Rev., 5.00%, 11/15/2030	250	251
Rev., 5.00%, 11/15/2032	400	402
Series 2021A, Rev., 4.00%, 8/15/2048	2,000	1,762
California Health Facilities Financing Authority, Children's Hospital of Orange County
Series 2024B, Rev., 5.00%, 5/1/2031 (c)	1,000	1,127
Series 2024A, Rev., 5.00%, 11/1/2054	1,500	1,523
California Health Facilities Financing Authority, CommonSpirit Health Series 2024A, Rev., 5.00%, 12/1/2025	100	100
California Health Facilities Financing Authority, PIH Health Series 2020A, Rev., 4.00%, 6/1/2050	1,500	1,239
California Health Facilities Financing Authority, Scripps Health Series 2024B-2, Rev., 5.00%, 2/4/2031 (c)	1,800	2,023
California Health Facilities Financing Authority, St. Joseph Health System Series 2019C, Rev., 5.00%, 10/1/2025 (c)	3,000	3,006
California Health Facilities Financing Authority, Stanford Health Care Series 2025B, Rev., 5.00%, 8/15/2035	1,120	1,320
California Health Facilities Financing Authority, Sutter Health
Series 2018A, Rev., 5.00%, 11/15/2025	500	502
Series 2017A, Rev., 5.00%, 11/15/2034	1,500	1,558
Series 2017A, Rev., 4.00%, 11/15/2048	1,000	843
California Municipal Finance Authority, Multi-Family Housing, View At San Bruno Series 2024A-1, Rev., 5.00%, 7/1/2028 (c)	3,000	3,183
California Public Finance Authority, Health Care Hazelden Betty Ford Foundation Project
Series 2025, Rev., 5.00%, 11/1/2049	750	723
Series 2025, Rev., 5.00%, 11/1/2054	2,000	1,892
California Public Finance Authority, PIH Health Series 2024A, Rev., 5.00%, 6/1/2035	1,790	1,957
California Statewide Communities Development Authority, John Muir Health
Series 2024E-2, Rev., 5.00%, 10/1/2027 (c)	675	706
Series 2024A, Rev., 5.00%, 12/1/2027	450	476
Series 2024A, Rev., 5.25%, 12/1/2054	1,000	1,021
California Statewide Communities Development Authority, Kaiser Permanente Series 2009C-2, Rev., 5.00%, 11/1/2029 (c)	2,000	2,194
California Statewide Communities Development Authority, Loma Linda University Medical Center
Series 2016A, Rev., 5.25%, 12/1/2056 (b)	1,000	911
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Municipal Bond Funds	August 31, 2025

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Hospital — continued
Series 2018A, Rev., 5.50%, 12/1/2058 (b)	1,000	961
Regents of the University of California Medical Center Pooled Series 2022P, Rev., 5.00%, 5/15/2037	2,105	2,270
		36,968
Housing—5.4%
California Enterprise Development Authority, Pamona Properties LLC Project
Series 2024A, Rev., 5.00%, 1/15/2039	3,220	3,328
Series 2024A, Rev., 5.00%, 1/15/2045	1,500	1,482
California Municipal Finance Authority, Caritas Projects
Series 2024A, Rev., 5.00%, 8/15/2026	450	460
Series 2024A, Rev., 5.00%, 8/15/2027	575	600
Series 2024A, Rev., 5.00%, 8/15/2029	820	886
Series 2024A, Rev., 5.00%, 8/15/2031	540	593
Series 2024A, Rev., 5.00%, 8/15/2054	1,000	974
California Municipal Finance Authority, Linxs Apartments Project, Senior Lien Series 2018A, Rev., AMT, 5.00%, 12/31/2028	1,750	1,823
California Municipal Finance Authority, Martha Gardens Apartments Series 2025A-2, Rev., 3.45%, 12/1/2028 (c)	1,500	1,525
California Municipal Finance Authority, Terracina At Westpark Apartments Series 2024A, Rev., 3.20%, 8/1/2027 (c)	2,500	2,504
California Public Finance Authority, Senior Living The James Series 2024A, Rev., 6.50%, 6/1/2054 (b)	1,000	920
California Statewide Communities Development Authority, Heritage Park Apartments Project Series 2025A, Rev., FNMA COLL, 3.70%, 4/1/2035	2,500	2,509
California Statewide Communities Development Authority, Sequoia Living Projects Series 2025A, Rev., 5.00%, 7/1/2039	1,735	1,866
City of San Jose, Multi-Family Housing Parkmoor Series 2023F2, Rev., 5.00%, 6/1/2026 (c)	2,000	2,032
		21,502
Industrial Development Revenue/Pollution Control Revenue—4.7%
California Infrastructure and Economic Development Bank, Segerstrom Center for the Arts Series 2024, Rev., 5.00%, 1/1/2032	2,000	2,214
California Infrastructure and Economic Development Bank, The J. Paul Getty Trust Series 2023B, Rev., 5.00%, 10/1/2026 (c)	3,000	3,070
California Municipal Finance Authority, Republic Services, Inc., Project Series 2024A, Rev., AMT, 3.88%, 3/1/2034 (c)	2,985	2,912
INVESTMENTS	Principal Amount ($000)	Value ($000)

Industrial Development Revenue/Pollution Control Revenue — continued
California Municipal Finance Authority, Waste Management, Inc., Project Series 2009A, Rev., 3.30%, 2/1/2028 (b) (c)	2,000	1,987
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project , Rev., AMT, 5.00%, 7/1/2035 (b)	2,105	2,228
California Pollution Control Financing Authority, Solid Waste Disposal, Republic Services, Inc., Project Series 2017A-2, Rev., AMT, 3.85%, 10/15/2025 (b) (c)	1,000	1,000
California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc., Project Series B-1, Rev., AMT, 3.00%, 11/1/2025	1,500	1,500
Rancho Cucamonga Redevelopment Agency Successor Agency Series 2024, Rev., 5.00%, 9/1/2026	1,000	1,027
Rialto Public Financing Authority, Police Station Project
Series 2023A, Rev., 5.00%, 6/1/2036	450	489
Series 2023A, Rev., 5.00%, 6/1/2038	400	427
Series 2023A, Rev., 5.00%, 6/1/2048	2,000	2,044
		18,898
Other Revenue—12.1%
California Community Choice Financing Authority, Green Bond Series 2022A-1, Rev., 4.00%, 8/1/2026	1,000	1,010
California County Tobacco Securitization Agency Series 2006A, Rev., Zero Coupon, 6/1/2046	3,000	645
California County Tobacco Securitization Agency, Golden Gate Tobacco Funding Corp. Series A, Rev., 5.00%, 6/1/2047	1,500	1,312
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.
Series 2020A, Rev., 5.00%, 6/1/2030	1,095	1,150
Series 2020A, Rev., 4.00%, 6/1/2049	1,150	945
Series 2020B-2, Rev., Zero Coupon, 6/1/2055	4,000	701
California County Tobacco Securitization Agency, Sonoma County Securitization Corp.
Series 2020A, Rev., 4.00%, 6/1/2049	1,000	831
Series 2020B-2, Rev., Zero Coupon, 6/1/2055	5,250	958
California Municipal Finance Authority
Series 2024A, Rev., 5.00%, 4/1/2026	450	455
Series 2024A, Rev., 5.00%, 4/1/2027	365	376
Series 2024A, Rev., 5.00%, 4/1/2028	310	325
Series 2024A, Rev., 5.00%, 4/1/2029	250	266
Series 2024A, Rev., 5.00%, 4/1/2030	200	215
Series 2024A, Rev., 5.00%, 4/1/2031	265	286
Series 2024A, Rev., 5.00%, 4/1/2032	310	336
Rev., 3.44%, 2/20/2041 (c)	997	877
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	3

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Other Revenue — continued
Series 2024A, Rev., 5.00%, 4/1/2044	1,415	1,384
Series 2024A, Rev., 5.00%, 4/1/2049	1,300	1,227
California Municipal Finance Authority, Eskaton Properties, Inc. Obligated Group
Series 2024, Rev., 5.00%, 11/15/2027	1,360	1,411
Series 2024, Rev., 5.00%, 11/15/2044	1,500	1,466
California Municipal Finance Authority, Humangood California Obligated Group Series 2025A, Rev., 5.00%, 10/1/2036	1,000	1,061
California Municipal Finance Authority, Waste Management, Inc., Project Series 2020B, Rev., AMT, 3.85%, 6/1/2026 (c)	3,500	3,503
California Statewide Communities Development Authority, Southern California Edison Co. Series 2006C, Rev., 4.50%, 11/1/2033	1,100	1,129
City of Los Angeles , Rev., TRAN, 5.00%, 6/25/2026	5,000	5,120
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
Series 2021B, Rev., 3.00%, 6/1/2046	1,580	1,400
Series 2021B-2, Rev., Zero Coupon, 6/1/2066	22,700	2,107
Jurupa Public Financing Authority Series 2024, A.G., 5.00%, 9/1/2035	2,000	2,273
Long Beach Bond Finance Authority Series 2007A, Rev., 5.00%, 11/15/2035	2,875	3,070
Los Angeles County Public Works Financing Authority Series 2022G, Rev., 5.00%, 12/1/2037	1,500	1,613
M-S-R Energy Authority Series 2009B, Rev., 7.00%, 11/1/2034	2,000	2,389
Municipal Improvement Corp. of Los Angeles, Real Property
Series 2016B, Rev., 4.00%, 11/1/2035	2,000	1,984
Series 2023A, Rev., 5.00%, 5/1/2043	1,000	1,045
Ontario Public Financing Authority
Series 2025A, Rev., 5.00%, 11/1/2032	300	342
Series 2025A, Rev., 5.00%, 11/1/2033	475	542
Pasadena Public Financing Authority, Rose Bowl Renovation Series 2024, Rev., Zero Coupon, 6/1/2042	1,200	541
Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corp. Series 2021B-1, Rev., 4.00%, 6/1/2049	1,445	1,352
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization Corp.
Series 2019A, Rev., 5.00%, 6/1/2029	1,035	1,103
INVESTMENTS	Principal Amount ($000)	Value ($000)

Other Revenue — continued
Series 2019A, Rev., 5.00%, 6/1/2037	1,000	1,022
Series 2019A, Rev., 5.00%, 6/1/2048	1,000	946
		48,718
Prerefunded—1.3%
Campbell Union High School District, Election of 2016 Series B, GO, 5.00%, 8/1/2026 (d)	2,370	2,433
State of California Department of Water Resources, Central Valley Project, Water System Series AW, Rev., 5.00%, 12/1/2026 (d)	2,600	2,693
		5,126
Transportation—7.8%
Bay Area Toll Authority, Toll Bridge Series 2025F-2, Rev., 5.00%, 4/1/2043	1,295	1,378
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series 2024B, Rev., AMT, A.G., 4.38%, 7/1/2049	795	711
California Infrastructure and Economic Development Bank, Academy of Motion Picture Series 2023A, Rev., 5.00%, 11/1/2034	1,000	1,141
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2025A, Rev., AMT, 9.50%, 1/1/2035 (b) (c)	3,795	3,488
California Municipal Finance Authority, United Airlined, Inc. Los Angeles Internation Airport Projects Series 2019, Rev., AMT, 4.00%, 7/15/2029	1,000	995
City of Los Angeles Department of Airports
Series 2025A, Rev., AMT, 5.00%, 5/15/2027	2,000	2,079
Series 2020A, Rev., 5.00%, 5/15/2039	2,000	2,087
Series 2022B, Rev., 4.00%, 5/15/2041	1,755	1,681
City of Los Angeles Department of Airports, International Airport Subordinate Series 2022G, Rev., AMT, 5.00%, 5/15/2033	1,250	1,347
Foothill Eastern Transportation Corridor Agency, Capital Appreciation, Senior Lien Series 1995A, Rev., Zero Coupon, 1/1/2026 (d)	1,795	1,781
Norman Y Mineta San Jose International Airport SJC Series 2021A, Rev., AMT, 5.00%, 3/1/2032	2,000	2,142
Port of Los Angeles, Harbor Department
Series 2019B, Rev., 5.00%, 8/1/2026	3,420	3,507
Series 2024A 1, Rev., AMT, 5.00%, 8/1/2032	1,000	1,113
San Diego County Regional Airport Authority, Senior Private Activity
Series 2023B, Rev., AMT, 5.25%, 7/1/2037	1,500	1,615
Series 2025B, Rev., AMT, 5.25%, 7/1/2045	3,000	3,079
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Municipal Bond Funds	August 31, 2025

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Transportation — continued
San Francisco City and County Airport Commission, San Francisco International Airport Series 2019A, Rev., AMT, 5.00%, 5/1/2037	1,500	1,530
San Francisco City and County Airport Comm-San Francisco International Airport Series 2016B, Rev., AMT, 5.00%, 5/1/2046	1,750	1,718
		31,392
Utility—7.4%
California Community Choice Financing Authority, Clean Energy Project
Series 2023G-1, Rev., 5.25%, 4/1/2030 (c)	2,175	2,328
Series 2024A, Rev., 5.00%, 4/1/2032 (c)	2,000	2,136
Series 2024D, Rev., 5.00%, 9/1/2032 (c)	5,000	5,383
Series 2024H, Rev., 5.00%, 8/1/2033 (c)	1,250	1,359
City of Glendale Electric
Series 2024-2, Rev., 5.00%, 2/1/2045	1,000	1,031
Series 2024-2, Rev., A.G. - CR, 5.00%, 2/1/2047	1,220	1,243
Series 2024, Rev., 5.00%, 2/1/2049	3,000	3,031
Sacramento Municipal Utility District Series 2023D, Rev., 5.00%, 10/15/2030 (c)	3,500	3,894
San Joaquin Valley Clean Energy Authority Series 2025A, Rev., 5.50%, 7/1/2035 (c)	1,000	1,109
Southern California Public Power Authority, Canyon Power Project Series 2025A, Rev., 5.00%, 7/1/2032	1,000	1,098
Southern California Public Power Authority, Transmission System Renewal Project Series 2023-1, Rev., 5.00%, 7/1/2042	3,000	3,076
Vista Joint Powers Financing Authority
Series 2025A, Rev., 5.00%, 5/1/2033	750	858
Series 2025A, Rev., 5.00%, 5/1/2034	1,000	1,147
Series 2025A, Rev., 5.00%, 5/1/2035	750	860
Series 2025A, Rev., 5.00%, 5/1/2037	885	987
		29,540
Water & Sewer—11.2%
Antelope Valley-East Kern Water Agency Financing Authority Series 2025B, Rev., 5.00%, 4/1/2028 (c)	1,000	1,034
California Infrastructure and Economic Development Bank, Clean Water State Revolving Fund , Rev., 4.00%, 10/1/2040	2,000	2,009
City of Bakersfield, Wastewater Series 2015A, Rev., 5.00%, 9/25/2025	2,000	2,003
City of Los Angeles, Wastewater System
Series 2018A, Rev., 5.00%, 6/1/2034	1,000	1,055
Series 2018A, Rev., 5.00%, 6/1/2035	1,500	1,575
INVESTMENTS	Principal Amount ($000)	Value ($000)

Water & Sewer — continued
City of Los Angeles, Wastewater System, Subordinate
Series 2025C, Rev., 5.00%, 6/1/2030	2,000	2,262
Series 2025C, Rev., 5.00%, 6/1/2040	2,000	2,178
City of San Francisco, Public Utilities Commission Water Series 2020, Subseries C-10, Rev., 4.00%, 11/1/2040	2,650	2,581
City of San Francisco, Public Utilities Commission Water, Hetch Hetchy water Series 2025, Subseries F-1, Rev., 5.00%, 11/1/2038	1,500	1,685
East Bay Municipal Utility District Wastewater System Series 2025B, Rev., 5.00%, 6/1/2037	1,000	1,148
East Bay Municipal Utility District Water System Series 2025A, Rev., 5.00%, 6/1/2050	1,000	1,038
Eastern Municipal Water District, Water and Wastewater Series 2016A, Rev., 5.00%, 7/1/2035	2,885	2,931
Goleta Water District
Series 2023A, Rev., 5.00%, 9/1/2025	300	300
Series 2023A, Rev., 5.00%, 9/1/2027	450	475
Series 2023A, Rev., 5.00%, 9/1/2029	260	287
Los Angeles Department of Water and Power System
Series 2017C, Rev., 5.00%, 7/1/2026	1,105	1,127
Series 2024C, Rev., 5.00%, 7/1/2026	1,000	1,020
Series 2016A, Rev., 5.00%, 7/1/2031	1,610	1,619
Series 2021B, Rev., 5.00%, 7/1/2041	680	696
Series 2022D, Rev., 5.00%, 7/1/2041	270	279
Series 2023D, Rev., 5.00%, 7/1/2042	520	533
Series 2017A, Rev., 4.00%, 7/1/2047	3,000	2,616
Series 2022D, Rev., 5.00%, 7/1/2052	3,000	3,000
Metropolitan Water District of Southern California Series 2024B3, Rev., 5.00%, 7/1/2031 (c)	1,000	1,114
Metropolitan Water District of Southern California, Waterworks Series 2024B-2, Rev., 5.00%, 7/1/2029 (c)	2,240	2,405
San Francisco City and County Public Utilities Commission Wastewater
Series 2018B, Rev., 5.00%, 10/1/2026 (d)	440	454
Series 2018B, Rev., 5.00%, 10/1/2026	635	656
Series 2018B, Rev., 5.00%, 10/1/2036	1,675	1,744
Santa Clara Valley Water District, Water System Series 2023A, Rev., 5.00%, 6/1/2042	1,665	1,759
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	5

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Water & Sewer — continued
Southern California Water Replenishment District , Rev., 5.00%, 8/1/2038	1,250	1,291
State of California Department of Water Resources, Central Valley Project Series BF, Rev., 5.00%, 12/1/2035	2,000	2,262
		45,136
Total California		320,701
Florida—0.0% ^
Transportation—0.0% ^
Florida Development Finance Corp., Brightline Florida Passenger Rail Project Series 2024, Rev., AMT, 5.50%, 7/1/2053	250	206
Georgia—1.9%
Utility—1.9%
Main Street Natural Gas, Inc., Gas Supply
Series 2024D, Rev., 5.00%, 4/1/2031 (c)	2,000	2,131
Series 2024A, Rev., 5.00%, 9/1/2031 (c)	1,150	1,228
Series 2024E, Rev., 5.00%, 12/1/2032 (c)	3,940	4,216
		7,575
Guam—0.3%
Other Revenue—0.3%
Territory of Guam Series 2025G, Rev., 5.00%, 1/1/2036	1,250	1,330
Idaho—0.3%
Housing—0.3%
Idaho Housing and Finance Association, Single Family Mortgage Series 2025C, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2056	1,000	1,127
Iowa—0.2%
Other Revenue—0.2%
Iowa Tobacco Settlement Authority, Subordinate Senior Capital Appreciation Asset Backed Series 2021-B-2, Rev., Zero Coupon, 6/1/2065	6,265	866
North Carolina—0.2%
Housing—0.2%
North Carolina Housing Finance Agency, Homeownership-1998 Trust Series 55-C, Rev., GNMA / FNMA / FHLMC, 3.20%, 1/15/2026 (c)	1,000	1,000
INVESTMENTS	Principal Amount ($000)	Value ($000)

Housing — continued
Ohio—0.7%
Other Revenue—0.4%
Buckeye Tobacco Settlement Financing Authority
Series 2020B-2, Rev., 5.00%, 6/1/2055	1,750	1,414
Series 2020B-3, Rev., Zero Coupon, 6/1/2057	3,215	281
		1,695
Transportation—0.3%
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	1,000	1,002
Total Ohio		2,697
Pennsylvania—0.3%
Housing—0.3%
Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2024-146A, Rev., 6.25%, 10/1/2054	980	1,080
Puerto Rico—1.5%
General Obligation—0.5%
Commonwealth of Puerto Rico Series 2022A-1, GO, 5.63%, 7/1/2027	2,000	2,068
Other Revenue—1.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax
Series A-1, Rev., Zero Coupon, 7/1/2029	1,000	877
Series A-1, Rev., Zero Coupon, 7/1/2046	2,935	922
Series A-1, Rev., 5.00%, 7/1/2058	2,400	2,195
		3,994
Total Puerto Rico		6,062
South Dakota—0.4%
Housing—0.4%
South Dakota Housing Development Authority
Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.25%, 11/1/2055	500	559
Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.50%, 11/1/2055	1,000	1,137
		1,696
Utah—0.3%
Housing—0.3%
Utah Housing Corp., Single Family Mortgage Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.50%, 7/1/2055	995	1,116
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Municipal Bond Funds	August 31, 2025

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Housing — continued
Wisconsin—0.8%
Housing—0.3%
Wisconsin Housing and Economic Development Authority, Home Ownership Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	975	1,056
Transportation—0.5%
Public Finance Authority, Senior Lien
Rev., AMT, 5.50%, 7/1/2044	1,000	984
Rev., AMT, 5.75%, 7/1/2049	1,000	994
		1,978
Total Wisconsin		3,034
Total Municipal Bonds (Cost $359,032)		356,119
	Shares (000)
Short-Term Investments—10.5%
Investment Companies—10.5%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.13% (f) (g)(Cost $41,929)	41,926	41,930
Total Investments—99.2% (Cost $400,961)		398,049
Assets in Excess of Other Liabilities—0.8%		3,289
Net Assets—100.0%		401,338

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMT	Alternative Minimum Tax
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue
TRAN	Tax & Revenue Anticipation Note

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2025.

(d)	Security is prerefunded or escrowed to maturity.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of August 31, 2025.
Futures contracts outstanding as of August 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury Long Bond	37	12/19/2025	USD	4,227	1
Short Contracts
U.S. Treasury 10 Year Ultra Note	(26)	12/19/2025	USD	(2,975)	(14)
U.S. Treasury Ultra Bond	(12)	12/19/2025	USD	(1,397)	6
					(8)
					(7)

SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	7

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Municipal Bond Funds	August 31, 2025

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 92.7% (a)
Alabama — 2.4%
Baldwin County Industrial Development Authority, Novelis Corp., Project Series 2025A, Rev., AMT, 5.00%, 6/1/2032 (b) (c)	7,000	7,010
Black Belt Energy Gas District, Gas Project
Series 2022B-1, Rev., 4.00%, 10/1/2027 (c)	8,455	8,544
Series 2024D, Rev., 5.00%, 11/1/2034 (c)	13,590	14,325
County of Jefferson sewer, Rev., 5.00%, 10/1/2037	4,000	4,242
Mobile County Industrial Development Authority, Calvert LLC Project Series 2024B, Rev., AMT, 4.75%, 12/1/2054	3,500	3,040
Selma Industrial Development Board, International Paper Co. Projects Series 2019A, Rev., 3.45%, 10/1/2031 (c)	1,225	1,217
Southeast Energy Authority A Cooperative District, Project No. 2 Series 2021B, Rev., 4.00%, 12/1/2031 (c)	6,705	6,677
Total Alabama		45,055
Alaska — 0.1%
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Senior Capital Appreciation Series 2021B-2, Class 2, Rev., Zero Coupon, 6/1/2066	10,385	1,170
Arizona — 1.9%
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC
Series 2022A, Rev., 5.00%, 11/1/2034	1,550	1,653
Series 2022A, Rev., 5.00%, 11/1/2036	1,775	1,856
Series 2024A, Rev., 5.00%, 11/1/2043	1,000	982
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2025A-2, Rev., 5.13%, 1/1/2059	6,665	6,004
Arizona Industrial Development Authority, National Charter School Revolving Loan Fund Series 2023A, Rev., 5.00%, 11/1/2028	1,500	1,579
City of Buckeye, Excise Tax, Rev., 5.00%, 7/1/2038 (d)	1,250	1,352
City of Lake Havasu City Wastewater System, Senior Lien, GO, 5.00%, 7/1/2039	1,300	1,408
City of Mesa Utility System
Rev., A.G., 5.00%, 7/1/2034	2,000	2,275
Rev., A.G., 5.00%, 7/1/2035	1,000	1,133
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2028	700	728
Series 2018A, Rev., 5.00%, 7/1/2029	1,300	1,349
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued
Maricopa County Industrial Development Authority, Honorhealth Series 2019A, Rev., 5.00%, 9/1/2037	1,250	1,280
Maricopa County Industrial Development Authority, HonorHealth Series 2019A, Rev., 5.00%, 9/1/2034	1,000	1,040
Maricopa County Industrial Development Authority, Ottawa University, Rev., 5.13%, 10/1/2030 (b)	215	207
Maricopa County Industrial Development Authority, Valley Christian Schools Project Series 2023A, Rev., 6.00%, 7/1/2043 (b)	940	894
Maricopa County Union High School District No. 216 Agua Fria, Project of 2023 and 2024, GO, 5.00%, 7/1/2036	1,250	1,387
Salt River Project Agricultural Improvement and Power District, Arizona Electric System
Series 2017A, Rev., 5.00%, 1/1/2033	3,000	3,132
Series 2017A, Rev., 5.00%, 1/1/2034	6,000	6,243
Scottsdale Municipal Property Corp., Excise Tax, Rev., 5.00%, 7/1/2026	1,570	1,603
Total Arizona		36,105
California — 6.0%
Alvord Unified School District, 2007 Election Series 2011B, GO, A.G., Zero Coupon, 8/1/2036	1,500	936
California Community Choice Financing Authority, Clean Energy Project
Series 2021B-1, Rev., 4.00%, 8/1/2031 (c)	19,915	20,000
Series 2024H, Rev., 5.00%, 8/1/2033 (c)	5,750	6,250
California County Tobacco Securitization Agency Series 2006A, Rev., Zero Coupon, 6/1/2046	9,500	2,042
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.
Series 2020A, Rev., 5.00%, 6/1/2027	400	413
Series 2020B-2, Rev., Zero Coupon, 6/1/2055	10,000	1,753
California Health Facilities Financing Authority, PIH Health Series 2020A, Rev., 4.00%, 6/1/2050	2,000	1,652
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2025A, Rev., AMT, 9.50%, 1/1/2035 (b) (c)	16,260	14,943
California Municipal Finance Authority Series 2021A, Rev., AMT, 3.75%, 10/1/2025 (c)	3,000	3,000
California Municipal Finance Authority, Community Health System Series 2021A, Rev., A.G. - CR, 3.00%, 2/1/2046	5,000	3,720
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	9

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project
Rev., AMT, 5.00%, 7/1/2036 (b)	1,095	1,147
Rev., AMT, 5.00%, 7/1/2037 (b)	1,100	1,144
Rev., AMT, 5.00%, 11/21/2045 (b)	1,000	989
California Public Finance Authority, Senior Living The James Series 2024A, Rev., 6.50%, 6/1/2054 (b)	3,355	3,085
California Statewide Communities Development Authority, Loma Linda University Medical Center Series 2016A, Rev., 5.25%, 12/1/2056 (b)	2,000	1,821
City of Los Angeles, Wastewater System, Subordinate Series 2025A, Rev., 5.00%, 6/1/2055	2,000	2,036
Desert Sands Unified School District, Election of 2024, GO, 4.00%, 8/1/2050	1,000	872
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series 2021B-2, Rev., Zero Coupon, 6/1/2066	40,000	3,712
Grossmont-Cuyamaca Community College District, Election of 2002 Series 2008C, GO, A.G., Zero Coupon, 8/1/2026	19,585	19,163
Los Angeles Department of Water and Power System
Series 2024C, Rev., 5.00%, 7/1/2026	3,500	3,568
Series 2017A, Rev., 4.00%, 7/1/2047	1,000	872
Series 2025A, Rev., 5.00%, 7/1/2055	1,500	1,501
Menlo Park City School District, Capital Appreciation
GO, Zero Coupon, 7/1/2036	1,150	732
GO, Zero Coupon, 7/1/2037	1,950	1,184
GO, Zero Coupon, 7/1/2041	1,250	606
Mountain View-Los Altos Union High School District, Election of 2010 Series C, GO, Zero Coupon, 8/1/2027	1,000	957
Ontario Public Financing Authority Series 2025A, Rev., 4.50%, 11/1/2055	2,000	1,864
River Islands Public Financing Authority, Facilities District No. 2003 Series 2022A-1, A.G., 5.00%, 9/1/2042	1,000	1,035
San Diego County Regional Airport Authority Series 2021B, Rev., AMT, 5.00%, 7/1/2051	5,180	5,101
San Diego County Regional Airport Authority, Senior Private Activity Series 2020C, Rev., AMT, 5.25%, 7/1/2043	4,400	4,561
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
San Jose Evergreen Community College District Series C, GO, 4.00%, 9/1/2042	2,000	1,934
West Hills Community College District, GO, A.G., 4.00%, 8/1/2037	1,650	1,666
Total California		114,259
Colorado — 3.2%
Baseline Metropolitan District No. 1 Series 2024A, GO, A.G., 5.00%, 12/1/2030	1,500	1,645
City and County of Denver, Airport System
Series 2018A, Rev., AMT, 5.00%, 12/1/2035	10,000	10,255
Series 2022A, Rev., AMT, 5.00%, 11/15/2037	8,750	9,127
Series 2022A, Rev., AMT, 5.50%, 11/15/2038	5,000	5,377
Clear Creek Transit Metropolitan District No. 2, Limited Tax Series 2021A, GO, 5.00%, 12/1/2041	574	438
Colorado Health Facilities Authority, Children's Hospital Colorado Project Series 2019A-2, Rev., 5.00%, 8/1/2039	1,225	1,247
Colorado Health Facilities Authority, CommonSpirit Health
Series 2019A-2, Rev., 5.00%, 8/1/2031	1,000	1,064
Series 2019A-2, Rev., 5.00%, 8/1/2032	2,000	2,115
Series 2019A-2, Rev., 5.00%, 8/1/2044	10,000	9,837
Colorado Health Facilities Authority, School Health System Series 2019A, Rev., 4.00%, 1/1/2037	2,605	2,569
Dominion Water and Sanitation District, Rev., 5.25%, 12/1/2032	1,905	1,938
Raindance Metropolitan District No. 1, Non-Potable Water System, Rev., 5.00%, 12/1/2040	746	700
Rocky Mountain Rail Park Metropolitan District, Limited Tax
Series 2021A, GO, 5.00%, 12/1/2031 (b)	750	754
Series 2021A, GO, 5.00%, 12/1/2041 (b)	750	702
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado Series 2025A, GO, 5.00%, 4/1/2035 (b)	6,000	6,370
State of Colorado
Series 2020A, COP, 4.00%, 12/15/2039	1,445	1,369
Series 2021A, COP, 4.00%, 12/15/2039	3,100	2,938
Third Creek Metropolitan District No. 1, Limited Tax Series 2022A-1, GO, 4.75%, 12/1/2051	1,515	1,119
Verve Metropolitan District No. 1, GO, 5.75%, 12/1/2033	2,000	2,022
Total Colorado		61,586
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Municipal Bond Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Connecticut — 0.2%
City of Stamford, Water Pollution Control System and Facility Series 2013A, Rev., 5.00%, 8/15/2029	300	301
State of Connecticut Series 2022E, GO, 5.00%, 11/15/2035	2,815	3,098
Total Connecticut		3,399
Delaware — 0.1%
Delaware State Economic Development Authority, Newark Charter School, Inc., Project, Rev., 5.00%, 9/1/2040	1,550	1,546
District of Columbia — 1.1%
Washington Metropolitan Area Transit Authority Series 2017B, Rev., 5.00%, 7/1/2032	5,750	5,949
Washington Metropolitan Area Transit Authority Dedicated Series 2024A, Rev., 4.38%, 7/15/2056	10,690	9,733
Washington Metropolitan Area Transit Authority Dedicated, Second Lien Series 2025A, Rev., 5.25%, 7/15/2055	5,000	5,134
Total District of Columbia		20,816
Florida — 2.5%
City of Jacksonville, Health Care Facilities, Brooks Rehabilitation Project, Rev., 4.00%, 11/1/2045	6,500	5,454
City of South Miami Health Facilities Authority, Inc., Baptist Health South Series 2025B, Rev., 5.00%, 8/15/2030 (c)	4,250	4,587
County of Miami-Dade, Rev., Zero Coupon, 10/1/2040	5,000	2,497
County of Miami-Dade, Building Better Communities Program Series 2016A, GO, 5.00%, 7/1/2034	5,355	5,433
Florida Atlantic University Finance Corp., Student Housing Project Series 2024, Rev., 5.00%, 7/1/2049	2,000	2,014
Florida Development Finance Corp., Brightline Florida Passenger Rail Project Series 2024, Rev., AMT, 5.50%, 7/1/2053	3,500	2,886
Florida Housing Finance Corp., Homeowner Mortgage
Series 2022 1, Rev., GNMA / FNMA / FHLMC, 3.50%, 7/1/2052	1,105	1,110
Series 2024-5, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	3,225	3,565
Florida Local Government Finance Commission, Bridgeprep Academy Project Series 2025A, Rev., 6.25%, 6/15/2055 (b)	3,000	2,992
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
Hillsborough County Housing Finance Authority, Multi- Family Tampa 47th Street Apartments Series 2025A, Rev., FNMA COLL, 5.00%, 12/1/2042	1,000	1,000
Hillsborough County Industrial Development Authority, Baycare Health System Series 2024E, Rev., VRDO, LIQ : Royal Bank of Canada, 2.62%, 9/2/2025 (c)	3,000	3,000
Lee County School Board (The) Series 2023A, COP, 5.00%, 8/1/2042	6,725	6,901
Middleton Community Development District A, City of Wildwood, Florida Special Assessment, 5.85%, 5/1/2037	740	777
Peace River Manasota Regional Water Supply Authority, Utility System Series 2025A, Rev., 5.25%, 10/1/2046	2,000	2,093
Southeast Overtown Park West Community Redevelopment Agency, Flag Tax Increment Series 2025A, Rev., A.G., 5.00%, 3/1/2034	1,500	1,663
State of Florida, Department of Transportation Turnpike System Series 2024D, Rev., 4.00%, 7/1/2048	1,390	1,217
Village Community Development District No. 15, 4.85%, 5/1/2038 (b)	1,000	1,008
Total Florida		48,197
Georgia — 5.3%
Bartow County Development Authority, Georgia Power Co. Plant Series 2009-1, Rev., 3.95%, 3/8/2028 (c)	2,000	2,047
County of DeKalb, Water and Sewerage Series 2006B, Rev., 5.25%, 10/1/2026	5,500	5,673
Fayette County Development Authority, United States Soccer Federation, Inc. Project Series 2024, Rev., 5.00%, 10/1/2042	1,100	1,113
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc., Project, Rev., RAN, 5.00%, 10/15/2030	2,105	2,328
George L Smith II Congress Center Authority, Convention Center Hotel First Series 2021A, Rev., 4.00%, 1/1/2054	2,005	1,604
Georgia Higher Education Facilities Authority, USG Real Estate Foundation II LLC Projects
Rev., 3.00%, 6/15/2032	1,175	1,116
Rev., 4.00%, 6/15/2037	1,500	1,478
Rev., 4.00%, 6/15/2039	1,785	1,718
Georgia State Road and Tollway Authority, Managed Lane System Series 2021A, Rev., GTD, 4.00%, 7/15/2038	2,380	2,380
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	11

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Georgia — continued
Henry County, Water and Sewerage Authority, Rev., A.G. - CR, BHAC - CR, NATL - RE, 5.25%, 2/1/2028	5,000	5,348
Main Street Natural Gas, Inc., Gas Supply
Series 2021C, Rev., 4.00%, 12/1/2028 (c)	2,500	2,536
Series 2022B, Rev., 5.00%, 6/1/2029 (c)	28,490	29,841
Series 2023B, Rev., 5.00%, 3/1/2030 (c)	9,430	9,986
Series 2023A, Rev., 5.00%, 6/1/2030 (c)	1,175	1,244
Series 2024D, Rev., 5.00%, 4/1/2031 (c)	8,440	8,993
Series 2024A, Rev., 5.00%, 9/1/2031 (c)	8,690	9,281
Series 2024E, Rev., 5.00%, 12/1/2032 (c)	2,000	2,140
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4 Project
Series 2019A, Rev., 5.00%, 1/1/2049	3,000	2,943
Series 2019A, Rev., 5.00%, 1/1/2049	1,000	989
Roswell Development Authority, Wellsatar Healthcare, Inc. Series 2025A, Rev., VRDO, LOC : Truist Bank, 3.90%, 9/2/2025 (c)	9,500	9,500
Total Georgia		102,258
Idaho — 0.5%
Idaho Health Facilities Authority, St. Luke's Health System Project
Series 2025B, Rev., 5.00%, 3/1/2032 (c)	2,000	2,172
Series 2025C, Rev., 5.00%, 3/1/2035 (c)	3,000	3,229
Idaho Housing and Finance Association, Federal Highway Trust Series 2015A, Rev., 5.00%, 7/15/2026	4,800	4,912
Total Idaho		10,313
Illinois — 8.0%
Chicago Midway International Airport, Senior Lien
Series 2023A, Rev., AMT, 5.00%, 1/1/2030	1,455	1,565
Series 2023A, Rev., AMT, 5.75%, 1/1/2048	1,000	1,044
Chicago O'Hare International Airport, General Airport, Senior Lien
Series 2024D, Rev., 5.00%, 1/1/2026	1,000	1,008
Series 2024B, Rev., 5.00%, 1/1/2048	2,000	2,009
Chicago Transit Authority Sales Tax Receipts Fund Series 2024A, Rev., 5.00%, 12/1/2049	5,500	5,419
City of Chicago
Series 2025B, GO, 5.50%, 1/1/2041	2,500	2,555
Series 2019A, GO, 5.50%, 1/1/2049	2,000	1,909
Series 2025A, GO, 6.00%, 1/1/2050	1,000	1,018
City of Chicago, Waterworks, Second Lien
Series 2001, Rev., AMBAC, 5.75%, 11/1/2030	5,500	5,880
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
Series 2023B, Rev., A.G., 5.00%, 11/1/2039	3,160	3,287
Cook County Community Consolidated School District No. 15 Palatine, GO, 4.00%, 12/1/2041	750	704
County of Cook, Sales Tax, Rev., 5.00%, 11/15/2031	3,600	3,761
DuPage and Cook Counties, Community Unit School District No. 205 Elmhurst Series 2022, GO, 4.00%, 9/15/2042	1,060	953
Illinois Finance Authority, Centerpointjoliet Terminal
Series 2020, Rev., AMT, 4.13%, 12/31/2034 (b) (c)	2,750	2,641
Rev., AMT, 4.80%, 7/2/2035 (b) (c)	1,000	1,001
Illinois Finance Authority, Northwestern Memorial Healthcare Series 2021B, Rev., VRDO, LIQ : Royal Bank of Canada, 2.60%, 9/2/2025 (c)	1,250	1,250
Illinois Finance Authority, Silver Cross Hospital and Medical Centers Series 2025B-2, Rev., 5.00%, 8/15/2035 (c)	3,500	3,723
Illinois Housing Development Authority
Series 2024E, Rev., GNMA / FNMA / FHLMC, 6.25%, 10/1/2055	3,235	3,566
Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 10/1/2055	1,000	1,129
Park Ridge Park District Series 2023B, GO, 4.00%, 12/1/2042	1,030	944
Sales Tax Securitization Corp.
Series 2018C, Rev., 5.50%, 1/1/2030	10,000	10,813
Series 2018C, Rev., 5.50%, 1/1/2032	22,820	24,441
Series 2018C, Rev., 5.25%, 1/1/2034	13,520	14,244
Series 2018C, Rev., 5.25%, 1/1/2035	9,000	9,441
State of Illinois
GO, 5.00%, 2/1/2026	4,900	4,949
Series 2017D, GO, 5.00%, 11/1/2026	5,175	5,315
Series 2022B, GO, 5.00%, 10/1/2032	10,000	11,070
Series 2022A, GO, 5.00%, 3/1/2034	5,765	6,243
Series 2022A, GO, 5.00%, 3/1/2035	12,000	12,852
Series 2019C, GO, 4.00%, 11/1/2042	5,880	5,048
Series 2023B, GO, 5.50%, 5/1/2047	1,125	1,146
Village of Bolingbrook, Will and Dupage Counties, Special Service Areas Numbers 2001-1, 2001-2, 2001-3, and 2002-1, Rev., A.G., 4.00%, 3/1/2028	995	1,014
Will County Community Unit School District No. 365-U Valley View, GO, 3.00%, 7/1/2036	1,700	1,567
Total Illinois		153,509
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Municipal Bond Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Indiana — 1.0%
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (b)	750	611
City of Jeffersonville, Vivera Senior Living of Jeffersonville Project Series 2020A, Rev., 5.25%, 11/1/2040 (b)	4,560	3,904
City of Valparaiso, Green Oaks of Valparaiso Project, Rev., 5.38%, 12/1/2041 (b)	1,550	1,333
Indiana Finance Authority, CHF- Tippecanoe LLC- Student Housing Project
Series 2023A, Rev., 5.00%, 6/1/2038	400	406
Series 2023A, Rev., 5.00%, 6/1/2053	210	195
Indiana Finance Authority, Indiana University Health Obligated Group Series 2023B1, Rev., 5.00%, 7/1/2028 (c)	3,000	3,169
Indiana Finance Authority, State Revolving Fund Program Series 2025C, Rev., 5.00%, 2/1/2034	1,000	1,143
Indiana Housing and Community Development Authority, Vita of Marion Project Series 2021A, Rev., 5.25%, 4/1/2041 (b)	1,875	1,553
Indiana Housing and Community Development Authority, Vita of New Whiteland Project, Rev., 6.75%, 1/1/2043	5,000	4,588
Indianapolis Local Public Improvement Bond Bank, Indianapolis Public Transportation Corp. Project
Series 2025A, Rev., 5.00%, 1/15/2031	600	666
Series 2025A, Rev., 5.00%, 7/15/2040	800	844
Series 2025A, Rev., 5.00%, 7/15/2042	1,650	1,707
Total Indiana		20,119
Iowa — 0.2%
Iowa Finance Authority, Senior Living Facility, Sunrise Retirement Community Project
Rev., 5.00%, 9/1/2026	85	85
Rev., 5.00%, 9/1/2028	200	198
Rev., 5.00%, 9/1/2030	110	108
Rev., 5.00%, 9/1/2031	100	97
Rev., 5.00%, 9/1/2036	440	394
Iowa Tobacco Settlement Authority, Subordinate Senior Capital Appreciation Asset Backed Series 2021-B-2, Class 2, Rev., Zero Coupon, 6/1/2065	19,280	2,666
Total Iowa		3,548
Kansas — 0.9%
Johnson and Miami Counties Unified School District No. 230 Spring Hills Series 2018A, GO, 4.00%, 9/1/2033	2,965	2,972
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Kansas — continued
Kansas Development Finance Authority
Series 2025A, Rev., 4.00%, 5/1/2039	6,765	6,563
Series 2025A, Rev., 4.00%, 5/1/2040	6,415	6,125
State of Kansas, Department of Transportation Series 2025A, Rev., 5.00%, 9/1/2043	2,315	2,422
Total Kansas		18,082
Kentucky — 1.2%
County of Boone, Duke Energy Kentucky, Inc. Series 2008A, Rev., 3.70%, 8/1/2027	5,220	5,277
County of Carroll, Kentucky Environmental Facilities
Series 2008A, Rev., AMT, 2.00%, 2/1/2032	11,025	9,556
Series 2006B, Rev., AMT, 2.13%, 10/1/2034	7,440	5,981
Kentucky Economic Development Finance Authority, CommonSpirit Health Obligated Group Series 2019A-1, Rev., 5.00%, 8/1/2031	1,250	1,327
Total Kentucky		22,141
Louisiana — 0.9%
Louisiana Public Facilities Authority, Mentorship Steam Academy Project
Series 2021A, Rev., 5.00%, 6/1/2036 (b)	385	357
Series 2021A, Rev., 5.00%, 6/1/2042 (b)	440	372
Series 2021A, Rev., 5.00%, 6/1/2051 (b)	705	547
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project
Series 2025B, Rev., 5.00%, 5/15/2030	5,000	5,463
Series 2025A, Rev., 5.25%, 5/15/2055	5,250	5,309
Series 2025A, Rev., 5.50%, 5/15/2055	3,500	3,614
State of Louisiana, Gasoline and Fuels Tax, Second Lien Series 2025A, Rev., 5.00%, 5/1/2039	2,000	2,151
Total Louisiana		17,813
Maine — 0.1%
Maine Municipal Bond Bank Series 2025A, Rev., 5.00%, 11/1/2029	1,000	1,102
Maryland — 1.3%
City of Baltimore, Consolidated Public Improvement Series 2017B, GO, 5.00%, 10/15/2027	2,000	2,113
Maryland Community Development Administration, Multi- Family, Villages at Marley Station Series 2024D-2, Rev., 3.30%, 1/1/2029	1,000	1,015
Maryland Health and Higher Educational Facilities Authority, Lifebridge Health Issue
Rev., 4.00%, 7/1/2035	1,000	1,001
Rev., 4.00%, 7/1/2036	1,000	994
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	13

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Maryland — continued
Maryland Stadium Authority, Built to Learn, Rev., 5.00%, 6/1/2054	3,500	3,507
Washington Suburban Sanitary Commission
Rev., GTD, 4.00%, 6/1/2045	13,035	11,865
Rev., GTD, 4.00%, 6/1/2048	5,430	4,792
Total Maryland		25,287
Massachusetts — 0.8%
Commonwealth of Massachusetts, Consolidated Loan Series E, GO, AMBAC, 5.00%, 11/1/2025	5,000	5,021
Massachusetts Bay Transportation Authority, Sales Tax Series 2006A, Rev., 5.25%, 7/1/2029	5,000	5,552
Massachusetts Development Finance Agency, Lasell Village, Inc. Issue, Rev., 5.00%, 7/1/2029	1,000	1,064
Massachusetts Development Finance Agency, PRG Medford Properties, Inc. Issue Tufts University Student Housing Program, Rev., 5.50%, 6/1/2050	1,500	1,556
Massachusetts Water Resources Authority, Green Bond Series 2016C, Rev., 4.00%, 8/1/2040	2,000	1,909
Total Massachusetts		15,102
Michigan — 0.9%
City of Detroit, Unlimited Tax Series 2021A, GO, 5.00%, 4/1/2037	475	494
Michigan Finance Authority, Henry Ford Health System, Rev., 4.00%, 11/15/2036	1,900	1,824
Michigan Finance Authority, Trinity Health Credit Group
Series 2016MI, Rev., 5.00%, 12/1/2035	4,600	4,641
Series 2013MI-4, Rev., 4.00%, 12/1/2038	1,000	969
Michigan State Hospital Finance Authority, Corewell Health Series 2025B-2, Rev., 5.00%, 6/1/2035 (c)	1,000	1,079
Michigan State Housing Development Authority Series 2023B, Rev., 5.75%, 6/1/2054	1,000	1,077
Michigan Strategic Fund, Graphic Packaging International, LLC Coated Recycled Board Machine Project, Rev., AMT, 4.00%, 10/1/2026 (c)	1,125	1,119
State of Michigan, Trunk Line Series 2020B, Rev., 4.00%, 11/15/2037	5,150	5,123
West Ottawa Public Schools, Unlimited Tax, GO, A.G., 4.00%, 11/1/2039	1,055	1,031
Total Michigan		17,357
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Minnesota — 0.6%
City of Center City, Health Care Facilities, Hazelden Betty Ford Foundation Project Series 2025, Rev., 5.00%, 11/1/2047	1,000	973
City of Minneapolis, Health Care System, Fairview Health Services
Series 2018A, Rev., 4.00%, 11/15/2037	6,230	5,907
Series 2018A, Rev., 4.00%, 11/15/2038	750	699
Series 2018A, Rev., 5.00%, 11/15/2049	1,000	960
Minnesota Housing Finance Agency, Residential Housing Series 2024O, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	2,225	2,494
Total Minnesota		11,033
Mississippi — 1.0%
State of Mississippi
Series 2018A, GO, 4.00%, 11/1/2026 (e)	5,030	5,124
Series 2018A, GO, 4.00%, 11/1/2038	14,500	14,222
Total Mississippi		19,346
Missouri — 0.7%
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects
Series 2019C, Rev., 4.00%, 2/1/2030	1,500	1,514
Series 2016B, Rev., 5.00%, 2/1/2035	1,000	1,001
Series 2019A, Rev., 5.00%, 2/1/2042	1,000	969
Health and Educational Facilities Authority of the State of Missouri, St. Louis University Series 2008B, Rev., VRDO, LOC : Wells Fargo Bank NA, 2.75%, 9/2/2025 (c)	500	500
Health and Educational Facilities Authority of the State of Missouri, Wright Memorial Hospital, Rev., 5.00%, 9/1/2028	1,355	1,395
Kansas City Industrial Development Authority, Airport Terminal Modernization Project Series 2019B, Rev., AMT, 5.00%, 3/1/2039	4,710	4,736
Missouri State Environmental Improvement and Energy Resources Authority, Union Improvement Co. Project Series 1998C, Rev., 2.75%, 9/1/2033	3,500	3,165
Total Missouri		13,280
Montana — 0.1%
County of Gallatin, Bozeman Fiber Project Series 2021A, Rev., 4.00%, 10/15/2036 (b)	2,000	1,583
Nebraska — 0.8%
Douglas County School District No. 001, Omaha Public, GO, 4.00%, 12/15/2041	10,000	9,414
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Municipal Bond Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Nebraska — continued
Nebraska Educational Health Cultural and Social Services Finance Authority, Immanuel Retirement Communities Obligated Group Series 2019A, Rev., 4.00%, 1/1/2034	2,000	1,971
Nebraska Investment Finance Authority, Single Family Housing Series 2024G, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	990	1,101
Omaha Public Power District Series 2025A, Rev., 5.00%, 2/1/2043	1,425	1,481
Omaha Public Power District, Electric System Series 2024C, Rev., 5.00%, 2/1/2042	2,150	2,249
Total Nebraska		16,216
Nevada — 0.2%
City of North Las Vegas, Water and Wastewater Reclamation, System Ltd. Tax Series 2024B, GO, 5.00%, 6/1/2036	1,000	1,109
Clark County School District, Limited Tax Series 2020A, GO, A.G., 4.00%, 6/15/2039	1,065	1,014
Nye County School District Series 2023, GO, PSF-GTD, 5.00%, 5/1/2035	1,360	1,510
Total Nevada		3,633
New Hampshire — 0.7%
New Hampshire Business Finance Authority, Tamarron Project Series 2024, Rev., 5.25%, 12/1/2035 (b)	1,700	1,699
New Hampshire Business Finance Authority, University of Nevada Reno Project Series 2023A, Rev., 5.25%, 6/1/2051	4,000	4,076
New Hampshire Business Finance Authority, Winston Salem Sustainable Energy Partners
Series 2025A, Rev., 5.00%, 12/1/2035	1,000	1,072
Series 2025A, Rev., 5.50%, 6/1/2050	2,000	2,033
New Hampshire Health and Education Facilities Authority Act, Rev., 5.25%, 8/1/2055	5,400	5,425
Total New Hampshire		14,305
New Jersey — 3.6%
New Jersey Economic Development Authority, School Facilities Construction
Series 2019LLL, Rev., 5.00%, 6/15/2034	1,000	1,062
Series 2018EEE, Rev., 5.00%, 6/15/2043	1,255	1,263
New Jersey Economic Development Authority, Transit Transportation Project Series 2020A, Rev., 4.00%, 11/1/2038	3,250	3,064
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series 2018A, Rev., 5.00%, 6/15/2030	9,585	9,746
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — continued
Series A, Rev., 5.00%, 6/15/2031	11,500	11,677
New Jersey Transportation Trust Fund Authority, Transportation Program
Series 2019BB, Rev., 5.00%, 6/15/2032	2,000	2,123
Series 2024CC, Rev., 5.00%, 6/15/2034	3,000	3,352
Series 2020AA, Rev., 4.00%, 6/15/2036	2,750	2,716
Series 2022A, Rev., 4.00%, 6/15/2042	3,000	2,692
Series 2024CC, Rev., 5.00%, 6/15/2044	3,000	3,030
Series 2024CC, Rev., 4.13%, 6/15/2050	1,250	1,081
Series 2024CC, Rev., 5.25%, 6/15/2055	1,500	1,521
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2026	6,300	6,398
Series 2018A, Rev., 5.00%, 6/1/2027	8,005	8,277
Series 2018A, Rev., 5.00%, 6/1/2036	3,000	3,054
Series 2018A, Rev., 4.00%, 6/1/2037	1,450	1,376
Series 2018A, Rev., 5.00%, 6/1/2046	6,255	6,025
Township of North Brunswick, General Improvement, GO, 4.00%, 7/1/2039	1,040	1,042
Total New Jersey		69,499
New Mexico — 0.0% ^
County of Bernalillo Gross Receipts Tax Series 1996B, Rev., NATL - RE - IBC, 5.70%, 4/1/2027	345	363
New York — 17.1%
Build NYC Resource Corp., Grand Concourse Academy Charter School Series 2022A, Rev., 5.00%, 7/1/2052	350	318
Build NYC Resource Corp., Urban Resource Institute Project Series 2025A, Rev., 5.50%, 12/1/2051	1,100	1,123
City of New York, Fiscal Year 2018 Series 2018B-1, GO, 4.00%, 10/1/2041	6,450	5,912
City of New York, Fiscal Year 2024
Series 2024D, GO, 5.50%, 4/1/2048	3,000	3,157
Series 2024D, GO, 5.50%, 4/1/2049	3,105	3,257
City of New York, Fiscal Year 2025 Series 2025G, Subseries G-1, GO, 5.00%, 2/1/2042	2,530	2,639
Empire State Development Corp., State Sales Tax Series 2019A, Rev., 4.00%, 3/15/2042	10,080	9,252
Long Island Power Authority, Electric System
Series 2025B, Rev., VRDO, 3.00%, 9/1/2028 (c)	3,000	3,000
Series 2024B, Rev., 3.00%, 9/1/2029 (c)	18,775	18,738
Series 2018, Rev., 5.00%, 9/1/2034	5,000	5,245
Series 2018, Rev., 5.00%, 9/1/2035	3,000	3,131
Metropolitan Transportation Authority Series 2024B, Rev., 5.00%, 11/15/2041	2,000	2,050
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	15

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Metropolitan Transportation Authority, Climate Bond
Series 2025A, Rev., 5.25%, 11/15/2043	2,000	2,058
Series 2019B, Rev., 4.00%, 11/15/2050	1,000	804
Series 2020C-1, Rev., 5.00%, 11/15/2050	1,500	1,468
Monroe County Industrial Development Corp., Academy of Health Sciences Charter School Project
Series 2022A, Rev., 5.00%, 7/1/2032 (b)	250	255
Series 2022A, Rev., 5.63%, 7/1/2042 (b)	1,385	1,332
New York City Housing Development Corp. Series 2025A, Rev., FHLMC COLL, 5.20%, 2/1/2055	3,000	3,031
New York City Housing Development Corp., Multi-Family Mortgage, 8 Spruce Street Project Series 2024, Class F, Rev., 5.25%, 12/15/2031	1,300	1,334
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2025 Series 2025DD, Rev., 5.50%, 6/15/2039	1,500	1,697
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Series 2009BB-2, Rev., VRDO, LIQ : UBS AG, 3.90%, 9/2/2025 (c)	2,000	2,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2017 Series 2017EE, Rev., 5.00%, 6/15/2036	5,000	5,124
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2020
Series 2020CC-1, Rev., 4.00%, 6/15/2038	10,000	9,849
Series 2020CC-2, Rev., 4.00%, 6/15/2042	5,000	4,580
New York City Transitional Finance Authority Building Aid Series 2026, S-1, Rev., 5.00%, 7/15/2041	3,405	3,594
New York City Transitional Finance Authority Future Tax Secured Series 2025, Subseries G-1, Rev., 5.00%, 5/1/2052	3,000	3,020
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017
Series C, Rev., 5.00%, 11/1/2033	6,500	6,695
Series 2017E1, Rev., 5.00%, 2/1/2035	3,000	3,069
Series B, Rev., 5.00%, 8/1/2036	6,445	6,526
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series 2019A-1, Rev., 5.00%, 8/1/2040	2,100	2,146
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2020 Series 2020B-1, Rev., 4.00%, 11/1/2038	3,770	3,647
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2021 Series 2021A, Rev., 4.00%, 11/1/2038	10,575	10,068
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2022
Series 2022F, Subseries F-1, Rev., 4.00%, 2/1/2038	1,700	1,657
Series 2022C, Subseries C-1, Rev., 4.00%, 2/1/2047	7,750	6,712
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025
Series 2025E, Rev., 5.00%, 11/1/2047	3,000	3,033
Series 2025J, Subseries J-1, Rev., 5.50%, 5/1/2053	1,000	1,049
New York Convention Center Development Corp., Subordinate Lien, Hotel Unit Fee Secured
Series B, Rev., Zero Coupon, 11/15/2032	2,000	1,522
Series B, Rev., Zero Coupon, 11/15/2033	2,150	1,553
Series B, Rev., A.G. - CR, Zero Coupon, 11/15/2049	9,315	2,657
New York Liberty Development Corp., Secured by Port Authority
Series 1WTC-2021, Rev., A.G. - CR, 3.00%, 2/15/2042	3,345	2,634
Series 1WTC-2021, Rev., 2.75%, 2/15/2044	2,000	1,405
New York Liberty Development Corp., World Trade Centre Series 1WTC-2021, Rev., 2.25%, 2/15/2041	4,500	3,193
New York Power Authority, Green Bonds Series 2024A, Rev., 4.00%, 11/15/2049	3,200	2,771
New York Power Authority, Green Transmission Project
Series 2023A, Rev., A.G., 5.00%, 11/15/2053	3,000	3,021
Series 2023A, Rev., A.G., 5.13%, 11/15/2058	3,250	3,290
New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center Series 2025 2-B, Rev., 5.00%, 7/1/2032 (c)	2,000	2,185
New York State Dormitory Authority, Mount Sinai Obligated Group, Rev., 5.25%, 7/1/2050	5,250	5,073
New York State Dormitory Authority, Pace University Series 2024A, Rev., 5.50%, 5/1/2049	1,050	1,045
New York State Dormitory Authority, Personal Income Tax
Series 2021A, Rev., 4.00%, 3/15/2037	2,300	2,278
Series 2019D, Rev., 4.00%, 2/15/2047	1,500	1,303
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Municipal Bond Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York State Dormitory Authority, School Districts Financing Program Series 2025A, Rev., A.G., 5.00%, 10/1/2034	2,160	2,477
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2022A, Rev., 4.00%, 3/15/2038	4,680	4,590
Series 2021E, Rev., 4.00%, 3/15/2042	7,000	6,362
Series 2020A, Rev., 4.00%, 3/15/2047	18,070	15,709
New York State Dormitory Authority, State Sales Tax Series 2018C, Rev., 5.00%, 3/15/2036	8,020	8,318
New York State Dormitory Authority, White Plains Hospital, Rev., A.G., 5.50%, 10/1/2054	1,000	1,020
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution
Series 2021A, Rev., 4.00%, 6/15/2038	7,515	7,582
Series 2024A, Rev., 5.25%, 6/15/2053	3,000	3,105
New York State Thruway Authority Series O, Rev., 4.00%, 1/1/2043	3,900	3,517
New York State Thruway Authority, Personal Income Tax Series 2022A, Rev., 5.00%, 3/15/2042	12,000	12,385
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 5.00%, 1/1/2029	1,400	1,439
Series 2018, Rev., AMT, 5.00%, 1/1/2030	6,230	6,390
Series 2018, Rev., AMT, 5.00%, 1/1/2031	3,500	3,578
Rev., AMT, 5.00%, 1/1/2034	9,885	10,015
Rev., AMT, 5.00%, 10/1/2035	3,920	3,975
Rev., AMT, 5.00%, 10/1/2040	5,350	5,312
Rev., AMT, 4.38%, 10/1/2045	1,690	1,466
New York Transportation Development Corp., JFK Airport Terminal 6 Redevelopment Project, Green Bonds Series 2024A, Rev., AMT, 5.50%, 12/31/2054	3,000	2,915
New York Transportation Development Corp., JFK International Airport New Terminal One Project, Green Bonds
Series 2023, Rev., AMT, A.G., 5.50%, 6/30/2042	1,750	1,792
Series 2023, Rev., AMT, A.G., 5.50%, 6/30/2043	2,250	2,294
Series 2023, Rev., AMT, A.G., 5.50%, 6/30/2044	2,250	2,286
Series 2023, Rev., AMT, A.G., 5.00%, 6/30/2049	1,500	1,443
Rev., AMT, A.G., 5.50%, 6/30/2059	1,000	1,002
Onondaga Civic Development Corp., Syracuse University Project, Rev., 4.50%, 12/1/2050	3,000	2,824
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Port Authority of New York and New Jersey, Consolidated
Series 223, Rev., AMT, 4.00%, 7/15/2039	2,975	2,776
Series 248, Rev., 5.00%, 1/15/2042	1,635	1,716
Series 248, Rev., 5.00%, 1/15/2050	3,250	3,302
Series 93, Rev., 6.13%, 6/1/2094	6,000	6,010
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2012B, Rev., Zero Coupon, 11/15/2032	8,860	6,971
Series 2025A-1, Rev., 5.00%, 11/15/2037	2,300	2,540
Series 2018D, Rev., 4.00%, 11/15/2038	4,000	3,910
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, Real Estate Transfer Tax, TBTA Capital Lockbox
Series 2025A, Rev., 5.25%, 12/1/2054	1,000	1,022
Series 2025A, Rev., A.G., 4.50%, 12/1/2056	1,000	911
Utility Debt Securitization Authority, Rev., 5.00%, 12/15/2037	5,250	5,269
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project Series 2021A, Rev., 5.00%, 7/1/2041 (b)	5,450	5,123
Total New York		327,846
North Carolina — 1.9%
County of Buncombe, Limited Tax, Rev., 5.00%, 6/1/2033	750	853
County of Harnett, Limited Tax, Rev., 5.00%, 4/1/2034	1,000	1,125
North Carolina Housing Finance Agency, Homeownership-1998 Trust
Series 55-C, Rev., GNMA / FNMA / FHLMC, 3.20%, 1/15/2026 (c)	4,000	4,000
Series 55-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 7/1/2055	6,980	7,734
Series 58-A, Rev., GNMA / FNMA / FHLMC, 6.50%, 1/1/2056	5,000	5,704
North Carolina Medical Care Commission, Twin Lakes Community Series 2025A, Rev., 5.25%, 1/1/2055	1,000	947
State of North Carolina, Rev., 5.00%, 3/1/2033	15,345	16,365
Total North Carolina		36,728
North Dakota — 0.1%
North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2025A, Rev., 6.00%, 1/1/2056	1,750	1,936
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	17

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — 2.8%
Buckeye Tobacco Settlement Financing Authority
Series 2020A-2, Rev., 4.00%, 6/1/2037	4,000	3,786
Series 2020B-2, Rev., 5.00%, 6/1/2055	13,270	10,719
Series 2020B-3, Rev., Zero Coupon, 6/1/2057	20,400	1,785
County of Allen, Hospital Facilities, Bon Secours Mercy Health, Inc. Series 2025A, Rev., 5.00%, 11/1/2040	1,960	2,055
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	9,105	9,124
Ohio Air Quality Development Authority, Duke Energy Corp. Series 2022A, Rev., AMT, 4.25%, 6/1/2027 (c)	1,000	1,018
Ohio Water Development Authority, Drinking Water Assistance Series 2025A, Rev., 5.00%, 12/1/2041	2,000	2,127
Ohio Water Development Authority, Water Pollution Control Loan Fund
Series 2024C, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/2/2025 (c)	1,100	1,100
Series 2019A, Rev., 5.00%, 6/1/2029	16,390	17,841
Port of Greater Cincinnati Development Authority, Duke Energy Convention Center Project
Series 2024B, Rev., 5.00%, 12/1/2041	875	904
Series 2024B, Rev., 5.00%, 12/1/2042	1,000	1,023
Series 2024B, Rev., 5.00%, 12/1/2044	900	909
State of Ohio, University Hospitals Health System, Inc. Series 2021E, Rev., 4.00%, 1/15/2038	1,700	1,614
Total Ohio		54,005
Oklahoma — 0.1%
Oklahoma Capitol Improvement Authority, Oklahoma Department of Transportation Project Series 2025A, Rev., 5.00%, 7/1/2034	1,050	1,196
Oregon — 0.8%
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow Series B, GO, Zero Coupon, 6/15/2035	7,000	4,568
Multnomah County School District No. 40
Series A, GO, Zero Coupon, 6/15/2034	1,250	893
Series A, GO, Zero Coupon, 6/15/2036	1,000	633
Oregon State Facilities Authority, Peacehealth Series 2018A, Rev., VRDO, LOC : US Bank NA, 2.70%, 9/2/2025 (c)	9,875	9,875
Total Oregon		15,969
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — 3.3%
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group
Series 2018A, Rev., 5.00%, 4/1/2030	5,000	5,259
Series 2018A, Rev., 5.00%, 4/1/2031	3,800	3,978
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2026	1,120	1,140
Rev., 5.00%, 6/1/2028	2,620	2,794
Rev., 5.00%, 6/1/2029	1,120	1,191
Commonwealth of Pennsylvania Series 2024B, GO, 4.00%, 8/15/2041	1,870	1,759
Delaware River Port Authority, Rev., 5.00%, 1/1/2037	3,500	3,865
Erie City Water Authority Series 2019B, Rev., A.G., 5.00%, 12/1/2032	1,235	1,333
Montgomery County Higher Education and Health Authority Series 2022B, Rev., 5.00%, 5/1/2057	2,000	1,902
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Series 2018A, Rev., 4.00%, 9/1/2038	2,950	2,749
Montgomery County Industrial Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group Series 2020C, Rev., 4.00%, 11/15/2043	300	258
Montgomery County Industrial Development Authority, Constellation Energy Generation Series 2023A, Rev., 4.10%, 4/3/2028 (c)	12,050	12,329
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges, Rev., AMT, A.G., 5.00%, 12/31/2057	5,645	5,384
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 2023-141A, Rev., 5.75%, 10/1/2053	3,450	3,674
Series 2024 -147A, Rev., 6.25%, 10/1/2054	1,000	1,110
Series 2024-146A, Rev., 6.25%, 10/1/2054	980	1,080
Series 2025-150A, Rev., 6.25%, 10/1/2055 (d)	5,000	5,617
Pennsylvania Turnpike Commission, Subordinate
Series 2021B, Rev., 4.00%, 12/1/2038	1,500	1,454
Series 2021B, Rev., 4.00%, 12/1/2039	2,250	2,148
Series 2023, Rev., 5.00%, 12/1/2040	1,000	1,050
Redevelopment Authority of the City of Philadelphia, Service Agreement Series 2024B, Rev., 5.00%, 9/1/2043	1,100	1,129
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Municipal Bond Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
School District of the City of Erie (The), Limited Tax Series 2019A, GO, A.G., 4.00%, 4/1/2033	1,150	1,170
Wilkes-Barre Area School District, GO, 3.75%, 4/15/2044	1,500	1,320
Total Pennsylvania		63,693
Puerto Rico — 1.5%
Puerto Rico Public Finance Corp. Series 2001E, Rev., A.G. - CR, 6.00%, 8/1/2026 (e)	10,000	10,299
Puerto Rico Sales Tax Financing Corp. Sales Tax (Puerto Rico)
Series A-2, Rev., 4.33%, 7/1/2040	3,500	3,238
Series A-1, Rev., Zero Coupon, 7/1/2046	14,000	4,398
Series A-1, Rev., 5.00%, 7/1/2058	12,391	11,331
Total Puerto Rico		29,266
Rhode Island — 0.3%
Rhode Island Housing and Mortgage Finance Corp., Homeowenership Series 84-A, Rev., GNMA COLL, 5.00%, 4/1/2044	705	705
Tobacco Settlement Financing Corp. Series B, Rev., 5.00%, 6/1/2050	5,000	4,799
Total Rhode Island		5,504
South Carolina — 0.5%
South Carolina Jobs-Economic Development Authority, Foothill Affordable Housing Series 2025, Rev., 4.00%, 3/1/2035 (c)	1,000	990
South Carolina Jobs-Economic Development Authority, Novant Health Obligated Group Series 2024A, Rev., 5.50%, 11/1/2054	1,000	1,027
South Carolina Public Service Authority, Santee Cooper Series 2024A, Rev., 5.25%, 12/1/2049	2,000	2,037
South Carolina State Housing Finance and Development Authority Series 2025B, Rev., GNMA / FNMA / FHLMC, 6.50%, 7/1/2055	5,000	5,690
Total South Carolina		9,744
South Dakota — 0.1%
South Dakota Housing Development Authority Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.50%, 11/1/2055	1,000	1,137
Tennessee — 5.4%
Metropolitan Government of Nashville and Davidson County, GO, 4.00%, 7/1/2036	11,800	11,813
Metropolitan Government of Nashville and Davidson County, Water and Sewer, Rev., 5.00%, 7/1/2038	1,000	1,086
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tennessee — continued
Metropolitan Nashville Airport Authority (The)
Series 2022B, Rev., AMT, 5.50%, 7/1/2041	1,875	1,966
Series 2022B, Rev., AMT, 5.50%, 7/1/2042	2,000	2,082
Series 2022B, Rev., AMT, 5.25%, 7/1/2047	9,470	9,546
Metropolitan Nashville Airport Authority (The), Subordinate Airport
Series 2019A, Rev., 5.00%, 7/1/2049	1,680	1,683
Series 2019B, Rev., AMT, 5.00%, 7/1/2054	5,000	4,844
Shelby County Health Educational and Housing Facilities Board, Baptism Memorial Health Obligated Group Series 2024B, Rev., 5.00%, 9/1/2029 (c)	3,605	3,845
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019A, Rev., 5.75%, 10/1/2059	7,940	5,395
Tennergy Corp., Gas Supply Series 2021A, Rev., 4.00%, 9/1/2028 (c)	10,330	10,488
Tennessee Energy Acquisition Corp., Gas Project
Series 2018, Rev., 4.00%, 11/1/2025 (c)	33,150	33,230
Series 2023A-1, Rev., 5.00%, 5/1/2028 (c)	14,065	14,598
Tennessee Housing Development Agency Series 2025-1A, Rev., GNMA / FNMA / FHLMC, 6.00%, 1/1/2056	2,600	2,878
Total Tennessee		103,454
Texas — 6.4%
Central Texas Regional Mobility Authority, Senior Lien Series 2021B, Rev., 4.00%, 1/1/2041	1,000	933
Central Texas Turnpike System, First Tier
Series 2024B, Rev., 5.00%, 5/15/2030 (c)	2,000	2,155
Series 2024A, Rev., 5.00%, 8/15/2032	1,000	1,122
Central Texas Turnpike System, Second Tier
Series 2024C, Rev., 5.00%, 8/15/2033	3,000	3,357
Series 2024C, Rev., 5.00%, 8/15/2034	2,040	2,282
City of Dallas Housing Finance Corp., Rosemont at Ash Creek Apartments Series 2023, Rev., FHA, 5.00%, 12/1/2025 (c)	1,375	1,382
City of Houston Airport System, United Airlines, Inc., Terminal Improvement Projects
Series 2020C, Rev., AMT, 5.00%, 7/15/2027	3,500	3,549
Series 2024B, Rev., AMT, 5.25%, 7/15/2033	6,250	6,582
City of Houston, Combined Utility System, Junior Lien Series 2002A, Rev., A.G., 5.75%, 12/1/2032 (e)	2,000	2,373
City of Mesquite, Combination Tax and Ltd., Surplus, GO, 4.13%, 2/15/2040	1,665	1,578
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	19

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
City of Pflugerville, Combination Tax Series 2023A, GO, 4.13%, 8/1/2053	2,260	1,930
City of San Antonio Electric and Gas Systems Series 2024C, Rev., 5.50%, 2/1/2049	2,000	2,100
Clifton Higher Education Finance Corp., Idea Public Schools Series 2019, Rev., PSF-GTD, 4.00%, 8/15/2037	1,860	1,829
Coastal Water Authority, City of Houston Projects, Rev., 5.00%, 12/15/2025	5,115	5,123
County of Fort Bend Toll Road, Senior Lien, Rev., A.G., 5.00%, 3/1/2045	2,000	2,039
County of Harris, First Lien Series 2024A, Rev., 5.00%, 8/15/2039	1,500	1,597
County of Harris, Unlimited Tax Series 2023A, GO, 4.25%, 9/15/2048	2,000	1,825
Cypress-Fairbanks Independent School District, Unlimited Tax Series 2022A, GO, PSF-GTD, 5.00%, 2/15/2043	2,000	2,058
Dallas Area Rapid Transit, Sales Tax, Senior Lien Series 2016A, Rev., 5.00%, 12/1/2025 (e)	9,905	9,966
Denison Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 4.00%, 8/1/2045	2,865	2,570
Grand Parkway Transportation Corp., Grand Parkway System Subordinate Tier
Series 2018A, Rev., 5.00%, 10/1/2043	4,000	4,041
Series 2020C, Rev., 4.00%, 10/1/2045	5,100	4,440
Series 2020C, Rev., 4.00%, 10/1/2049	1,100	928
Housing Options, Inc., The Culbreath, Rev., 3.75%, 11/1/2028 (c)	2,000	2,036
Little Elm Independent School District Series 2024, GO, PSF-GTD, 4.00%, 8/15/2054	1,000	842
Lower Colorado River Authority, Rev., 5.00%, 5/15/2040	4,750	4,958
Mansfield Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2044	1,500	1,540
Series 2024, GO, PSF-GTD, 4.00%, 2/15/2054	1,200	994
Mission Economic Development Corp., Graphic Packaging International LLC Project, Rev., AMT, 5.00%, 6/1/2030 (c)	1,500	1,524
North Texas Tollway Authority, First Tier Series 2020A, Rev., 4.00%, 1/2/2038	5,000	4,987
Pasadena Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2048	5,000	5,089
Round Rock Independent School District Series 2025B, GO, PSF-GTD, 5.00%, 8/1/2039	1,450	1,563
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Tarrant County Cultural Education Facilities Finance Corp., Health Resources System Series 2025C, Rev., 5.00%, 11/15/2032 (c)	5,000	5,514
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project Series 2020B-1, Rev., 4.00%, 11/15/2027	2,490	2,450
Texas Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Series 2023B, Rev., 5.50%, 1/1/2034 (c)	6,135	6,710
Texas Municipal Gas Acquisition and Supply Corp. V, Gas Supply Series 2024, Rev., 5.00%, 1/1/2034 (c)	9,000	9,575
Texas Water Development Board, State Water Implementation Fund Series 2018B, Rev., 5.00%, 4/15/2030	7,000	7,489
Trinity River Authority of Texas, Livingston Regional Water Supply System Project Series 2023, Rev., 5.00%, 8/1/2038	1,220	1,293
Total Texas		122,323
Utah — 2.6%
City of Salt Lake City, International Airport Series 2025A, Rev., AMT, 5.25%, 7/1/2043	1,500	1,542
County of Utah, IHC Health Services, Inc. Series 2018C, Rev., VRDO, LIQ : TD Bank NA, 2.70%, 9/2/2025 (c)	35,000	35,000
Downtown Revitalization Public Infrastructure District, Second Lien Sales Tax SEG Redevelopment Project Series 2025B, Rev., A.G., 5.50%, 6/1/2050	1,000	1,047
Intermountain Power Agency, Utah Powe Supply Series 2022A, Rev., 5.00%, 7/1/2037	3,855	4,032
Intermountain Power Agency, Utah Power Supply Series 2023A, Rev., 5.00%, 7/1/2037	2,305	2,437
Utah Housing Corp., Single Family Mortgage Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.50%, 7/1/2055	1,990	2,233
Utah Infrastructure Agency, Clearfield City Project, Rev., 4.00%, 10/15/2040	915	858
Utah Infrastructure Agency, Tax-Exempt Telecommunications
Series 2018A, Rev., 5.00%, 10/15/2025	745	746
Series 2018A, Rev., 5.00%, 10/15/2028	1,000	1,032
Rev., 4.00%, 10/15/2038	1,560	1,520
Total Utah		50,447
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Municipal Bond Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Virginia — 0.4%
Fairfax County Industrial Development Authority, Rev., 4.00%, 5/15/2042	1,650	1,514
Prince William County Service Authority, Water and Sewer System, Rev., 5.00%, 7/15/2038	1,000	1,101
Virginia College Building Authority, Educational Facilities, Washington and Lee University Project, Rev., NATL - RE, 5.25%, 1/1/2026	1,120	1,131
Virginia Port Authority, Rev., 5.00%, 7/1/2044	1,365	1,401
Virginia Public School Authority, 1997 Resolution Series 2025A, Rev., 5.00%, 8/1/2038	2,210	2,431
Total Virginia		7,578
Washington — 1.5%
Chelan County Public Utility District No. 1 Series 2020A, Rev., 4.00%, 7/1/2038	1,670	1,645
County of Snohomish, Limited Tax, GO, 4.00%, 12/1/2039	1,470	1,451
Energy Northwest, Project 1
Series 2025A, Rev., 5.00%, 7/1/2034	2,500	2,844
Series 2025A, Rev., 5.00%, 7/1/2035	2,000	2,273
King and Pierce Counties Valley Regional Fire Authority, Unlimited Tax
Series 2024, GO, A.G., 5.00%, 12/1/2036	1,525	1,695
Series 2024, GO, A.G., 5.00%, 12/1/2037	1,000	1,100
Series 2024, GO, A.G., 5.00%, 12/1/2038	1,300	1,414
Series 2024, GO, A.G., 5.00%, 12/1/2039	1,085	1,170
Series 2024, GO, A.G., 5.00%, 12/1/2040	1,055	1,126
Vancouver Housing Authority Series 2025, Rev., 4.25%, 2/1/2038	3,000	2,917
Washington State Housing Finance Commission, Blakeley and Laurel Villages Portfolio
Series 2025A, Rev., 5.50%, 7/1/2050 (b)	2,405	2,325
Series 2025A, Rev., 5.75%, 7/1/2060 (b)	5,000	4,868
Washington State Housing Finance Commission, Rockwood Retirement Communities Project
Series 2020A, Rev., 5.00%, 1/1/2032 (b)	1,920	1,954
Series 2020A, Rev., 5.00%, 1/1/2041 (b)	2,000	1,870
Total Washington		28,652
West Virginia — 0.2%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Commercial Metal Co. Project, Rev., AMT, 4.63%, 5/15/2032 (c)	3,000	2,950
Wisconsin — 0.6%
Public Finance Authority, Ascend Leadership Academy Project Series 2021A, Rev., 5.00%, 6/15/2041 (b)	1,035	861
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wisconsin — continued
Public Finance Authority, Cone Health Series 2022A, Rev., 5.00%, 10/1/2052	6,530	6,427
Public Finance Authority, Senior Lien, Rev., AMT, 5.50%, 7/1/2044	2,000	1,968
Wisconsin Housing and Economic Development Authority, Home Ownership
Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	925	1,002
Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.00%, 3/1/2055	985	1,077
Total Wisconsin		11,335
Wyoming — 0.8%
County of Campbell, Solid Waste Facilities, Basin Electric Power Co-operative, Dry Fork Station Facilities Series 2019A, Rev., 3.63%, 7/15/2039	13,570	11,823
Wyoming Community Development Authority Series 2023-1, Rev., 5.75%, 6/1/2053	2,690	2,856
Total Wyoming		14,679
Total Municipal Bonds (Cost $1,781,946)		1,776,464
	SHARES (000)
Short-Term Investments — 6.6%
Investment Companies — 6.6%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.13% (f) (g) (Cost $126,686)	126,678	126,691
Total Investments — 99.3% (Cost $1,908,632)		1,903,155
Other Assets in Excess of Liabilities — 0.7%		14,113
NET ASSETS — 100.0%		1,917,268

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BHAC	Insured by Berkshire Hathaway Assurance Corp.
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	21

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
IBC	Insured Bond Certificates
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RAN	Revenue Anticipation Note
RE	Reinsured
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2025.

(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of August 31, 2025.
Futures contracts outstanding as of August 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury Long Bond	192	12/19/2025	USD	21,936	6
Short Contracts
U.S. Treasury 10 Year Ultra Note	(132)	12/19/2025	USD	(15,104)	(70)
U.S. Treasury Ultra Bond	(65)	12/19/2025	USD	(7,566)	30
					(40)
					(34)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Municipal Bond Funds	August 31, 2025

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds—95.1% (a)
Alabama—1.0%
Utility—1.0%
Black Belt Energy Gas District, Gas Project Series 2024D, Rev., 5.00%, 11/1/2034 (b)	2,750	2,899
Southeast Alabama Gas Supply District (The), Project No. 2 Series 2024B, Rev., 5.00%, 5/1/2032 (b)	1,000	1,064
		3,963
California—1.0%
Other Revenue—0.1%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series 2021B-2, Rev., Zero Coupon, 6/1/2066	3,650	339
Transportation—0.9%
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2025A, Rev., AMT, 9.50%, 1/1/2035 (b) (c)	3,795	3,487
Total California		3,826
Florida—0.0% ^
Transportation—0.0% ^
Florida Development Finance Corp., Brightline Florida Passenger Rail Project Series 2024, Rev., AMT, 5.50%, 7/1/2053	250	206
Georgia—1.9%
Utility—1.9%
Main Street Natural Gas, Inc., Gas Supply
Series 2021C, Rev., 4.00%, 12/1/2028 (b)	2,750	2,789
Series 2024D, Rev., 5.00%, 4/1/2031 (b)	2,000	2,131
Series 2024A, Rev., 5.00%, 9/1/2031 (b)	2,360	2,521
		7,441
Guam—0.3%
Other Revenue—0.3%
Territory of Guam Series 2025G, Rev., 5.00%, 1/1/2036	1,250	1,330
Kentucky—0.4%
Utility—0.4%
Kentucky Public Energy Authority, Gas Supply Series 2024A, Rev., 5.00%, 7/1/2030 (b)	1,500	1,586
New York—87.2%
Education—6.8%
Build NYC Resource Corp., Bay Ridge Preparatory School Project Series 2024, Rev., 5.00%, 9/1/2044 (c)	1,270	1,154
Build NYC Resource Corp., Success Academy Charter School Project Series 2025, Rev., 5.00%, 9/1/2033	1,000	1,080
INVESTMENTS	Principal Amount ($000)	Value ($000)

Education — continued
Clinton County Capital Resource Corp., CVCES Boces Project Series 2025, Rev., 5.00%, 7/1/2046 (c)	750	741
Madison County Capital Resource Corp., Colgate University Refunding Project , Rev., 5.00%, 7/1/2041	1,150	1,230
Monroe County Industrial Development Corp., Eugenio Maria De Hostos Charter School Project Series 2024A, Rev., 5.00%, 7/1/2044 (c)	1,320	1,168
New York State Dormitory Authority Series 2024, Rev., 5.25%, 7/1/2054	3,000	3,007
New York State Dormitory Authority, Brooklyn Law School Series 2019A, Rev., 5.00%, 7/1/2033	2,400	2,489
New York State Dormitory Authority, Court Facilities Lease Series 2005A, Rev., AMBAC, 5.50%, 5/15/2026	5,000	5,107
New York State Dormitory Authority, Pace University Series 2024A, Rev., 5.25%, 5/1/2035	1,000	1,073
New York State Dormitory Authority, School Districts Financing Program Series 2025A, Rev., A.G., 5.00%, 10/1/2036	2,110	2,322
New York State Dormitory Authority, State Supported Debt University Facilities Series 2020A, Rev., 4.00%, 7/1/2050	2,000	1,690
New York State Dormitory Authority, The New School Series 2025A, Rev., 4.25%, 7/1/2050	1,500	1,278
Onondaga Civic Development Corp., Syracuse University Project , Rev., 4.50%, 12/1/2050	2,000	1,883
Saratoga County Capital Resource Corp., WSWHE Boces Project
Rev., 5.00%, 7/1/2033 (d)	470	528
Rev., 5.00%, 7/1/2034 (d)	300	336
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project Series 2021A, Rev., 5.00%, 7/1/2046 (c)	2,000	1,757
		26,843
General Obligation—14.9%
Chappaqua Central School District , GO, 4.00%, 7/15/2039	1,015	1,016
City of Jamestown , GO, BAN, 4.25%, 5/15/2026	5,670	5,723
City of New York, Fiscal Year 2008 Series 2008L-4, GO, VRDO, 2.75%, 9/2/2025 (b)	2,000	2,000
City of New York, Fiscal Year 2022 Series 2022D, Subseries D-1, GO, 5.25%, 5/1/2039	1,500	1,600
City of New York, Fiscal Year 2023 Series 2023A, Subseries A-4, GO, VRDO, 3.90%, 9/2/2025 (b)	935	935
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	23

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
General Obligation — continued
City of New York, Fiscal Year 2024 Series 2024A, GO, 5.00%, 8/1/2045	3,850	3,907
City of New York, Fiscal Year 2025
Series 2025G, Subseries G-1, GO, 5.00%, 2/1/2042	1,000	1,043
Series 2025G, Subseries G-1, GO, 5.25%, 2/1/2050	1,000	1,027
City of Yonkers
Series 2024A, GO, A.G., 5.00%, 2/15/2041	1,000	1,049
Series 2024B, GO, A.G., 5.00%, 2/15/2041	1,000	1,050
Series 2024A, GO, A.G., 5.00%, 2/15/2042	1,505	1,571
Series 2024B, GO, A.G., 5.00%, 2/15/2042	1,000	1,044
County of Albany Series 2022A, GO, 4.00%, 6/1/2036	1,080	1,102
County of Erie, Buffalo Bills Stadium Project
Series 2024B, GO, 4.00%, 9/15/2047	1,360	1,227
Series 2024B, GO, 5.25%, 9/15/2048	1,500	1,573
County of Nassau
Series 2021A, GO, A.G., 4.00%, 4/1/2036	2,000	2,054
Series 2022A, GO, 4.25%, 4/1/2052	2,000	1,796
County of Nassau, General Improvement Series 2023A, GO, A.G., 4.00%, 4/1/2042	1,500	1,409
County of Onondaga
Series 2022, GO, 4.00%, 6/15/2037	2,000	2,028
Series 2024, GO, 4.00%, 8/1/2043	1,565	1,423
County of Suffolk Series 2017D, GO, 4.00%, 10/15/2028	3,375	3,483
State of New York Series 2023A, GO, 5.00%, 3/15/2041	1,000	1,071
Town of Clarkstown Series 2023, GO, 4.00%, 11/15/2039	990	975
Town of Hempstead
Series 2025A, GO, 4.00%, 6/1/2041	2,000	1,923
GO, 4.00%, 5/1/2043	1,725	1,619
Town of Huntington, Public Improvement Series 2022A, GO, 4.00%, 6/15/2037	1,385	1,398
Town of Oyster Bay , GO, BAN, 4.00%, 8/21/2026	6,000	6,083
Town of Webster , GO, BAN, 4.00%, 8/25/2026	4,000	4,055
Uniondale Union Free School District
GO, 4.00%, 1/15/2038	2,000	2,024
GO, 4.00%, 1/15/2041	2,000	1,935
		59,143
Hospital—5.4%
Build NYC Resource Corp., Urban Resource Institute Project Series 2025A, Rev., 5.00%, 12/1/2041	1,000	1,021
New York City Health and Hospitals Corp., Health System Series 2025A, Rev., 5.00%, 2/15/2035	3,500	3,906
INVESTMENTS	Principal Amount ($000)	Value ($000)

Hospital — continued
New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center
Series 2025 2-B, Rev., 5.00%, 7/1/2032 (b)	1,000	1,093
Series 2025 1, Rev., 5.00%, 7/1/2035	1,655	1,886
Series 2022 1-B, Rev., 4.00%, 7/1/2051	1,300	1,110
Series 2025 1, Rev., 5.25%, 7/1/2054	515	530
New York State Dormitory Authority, Mount Sinai Obligated Group , Rev., 5.00%, 7/1/2045	2,000	1,930
New York State Dormitory Authority, Northwell Health Obligated Group
Series 2025A, Rev., 5.00%, 5/1/2035	1,000	1,097
Series 2022A, Rev., 4.25%, 5/1/2052	1,595	1,362
Series 2022A, Rev., 5.00%, 5/1/2052	2,000	1,952
New York State Dormitory Authority, Rosewell Park Cancer Institute Obligated Group
Series 2025A, Rev., A.G., 5.25%, 7/1/2043	500	516
Series 2025A, Rev., A.G., 5.50%, 7/1/2050	1,250	1,300
New York State Dormitory Authority, White Plains Hospital , Rev., A.G., 5.50%, 10/1/2054	2,000	2,040
Oneida County Local Development Corp., Mohawk Valley Health System Project Series 2019A, Rev., A.G., 4.00%, 12/1/2049	1,785	1,521
		21,264
Housing—3.1%
New York City Housing Development Corp. Series 2025A, Rev., FHLMC COLL, 5.20%, 2/1/2055	1,170	1,182
New York City Housing Development Corp., Multi-Family Mortgage, 8 Spruce Street Project Series 2024, Rev., 5.25%, 12/15/2031	3,900	4,002
New York State Housing Finance Agency, 160 Madison Avenue LLC Series 2013A, Rev., VRDO, 3.88%, 9/2/2025 (b)	4,225	4,225
New York State Housing Finance Agency, 160 West 62nd Street Housing Series 2011A-2, Rev., FHLMC COLL, 3.60%, 4/1/2032 (b)	2,000	2,012
Onondaga County Trust for Cultural Resources, Abby Lane Housing Corp. Series 2017, Rev., 5.00%, 5/1/2040	1,000	986
		12,407
Industrial Development Revenue/Pollution Control Revenue—2.9%
New York City Industrial Development Agency, Queens Baseball Stadium Project Series 2021A, Rev., A.G., 5.00%, 1/1/2031	1,250	1,377
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Municipal Bond Funds	August 31, 2025

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Industrial Development Revenue/Pollution Control Revenue — continued
New York City Industrial Development Agency, Yankee Stadium Project Series 2020A, Rev., A.G., 5.00%, 3/1/2029	2,500	2,695
New York Liberty Development Corp., Goldman Sachs Headquarters LLC Series 2005, Rev., 5.25%, 10/1/2035	2,460	2,768
New York State Environmental Facilities Corp., Solid Waste Disposal, Waste Management, Inc. Project , Rev., AMT, 3.85%, 11/3/2025 (b)	3,500	3,500
New York State Environmental Facilities Corp., State Revolving Funds, Master Financing Program Series 2021B, Rev., 4.00%, 8/15/2039	1,380	1,370
		11,710
Other Revenue—20.0%
Battery Park City Authority
Series 2019D-1, Rev., VRDO, 3.78%, 9/2/2025 (b)	13,600	13,600
Series 2019B, Rev., 5.00%, 11/1/2040	2,000	2,074
Series 2023A, Rev., 5.00%, 11/1/2053	1,335	1,359
Build NYC Resource Corp., The Young Men's and Women's Hebrew Association Project
Series 2024, Rev., 5.00%, 12/1/2027	1,000	1,053
Series 2024, Rev., 5.00%, 12/1/2032	3,620	4,039
Chautauqua Tobacco Asset Securitization Corp. Series 2014, Rev., 5.00%, 6/1/2048	3,200	2,425
New York City Transitional Finance Authority Building Aid Series 2026, S-1, Rev., 5.00%, 7/15/2037	1,000	1,098
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2019
Series 2019S-2A, Rev., 5.00%, 7/15/2034	2,000	2,099
Series 2019S-3A, Rev., 5.00%, 7/15/2034	4,000	4,198
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2011 Series 2011A-4, Rev., VRDO, 2.65%, 9/2/2025 (b)	2,000	2,000
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017 Series 2017E1, Rev., 5.00%, 2/1/2035	2,000	2,046
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series 2019C-4, Rev., VRDO, 2.65%, 9/2/2025 (b)	1,100	1,100
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2022 Series 2022F, Subseries F-1, Rev., 4.00%, 2/1/2038	2,000	1,949
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023F, Rev., 5.00%, 2/1/2042	2,000	2,064
INVESTMENTS	Principal Amount ($000)	Value ($000)

Other Revenue — continued
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2024
Series 2024B, Rev., 5.00%, 5/1/2042	1,000	1,035
Series 2024F, Subseries F-1, Rev., 4.25%, 2/1/2054	1,000	889
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2025 Series 2025D, Rev., 5.00%, 5/1/2044	1,000	1,028
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2019 Series B-1, Rev., 5.00%, 8/1/2034	1,535	1,604
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025 Series 2025J, Subseries J-1, Rev., 5.50%, 5/1/2053	2,000	2,098
New York Convention Center Development Corp., Hotel Unit Fee Secured , Rev., 5.00%, 11/15/2045	2,170	2,156
New York Convention Center Development Corp., Senior Lien, Hotel Unit Fee Secured Series A, Rev., Zero Coupon, 11/15/2047	1,600	512
New York Convention Center Development Corp., Subordinate Lien, Hotel Unit Fee Secured Series B, Rev., Zero Coupon, 11/15/2033	4,090	2,955
New York State Dormitory Authority, State Sales Tax
Series 2015B, Rev., 5.00%, 3/15/2030	5,000	5,009
Series 2016A, Rev., 5.00%, 3/15/2031	2,000	2,047
Series 2018E-2, Rev., 5.00%, 3/15/2033	2,000	2,113
Series 2017A, Rev., 5.00%, 3/15/2034	2,000	2,053
Series 2023A-1, Rev., 4.00%, 3/15/2043	1,110	1,005
Suffolk Regional Off-Track Betting Corp. Series 2024, Rev., 5.75%, 12/1/2044	1,000	1,000
Suffolk Tobacco Asset Securitization Corp.
Series 2021A-2, Rev., 5.00%, 6/1/2029	2,250	2,397
Series 2021B-2, Rev., Zero Coupon, 6/1/2066	3,000	244
TSASC, Inc.
Series A, Rev., 5.00%, 6/1/2035	2,000	2,009
Series A, Rev., 5.00%, 6/1/2036	2,000	2,005
Series B, Rev., 5.00%, 6/1/2048	2,350	1,992
Westchester County Local Development Corp., Kendal on Hudson Project Series 2022B, Rev., 5.00%, 1/1/2032	240	254
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	25

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Other Revenue — continued
Westchester Tobacco Asset Securitization Corp., Tobacco Settlement
Series B, Rev., 5.00%, 6/1/2033	1,775	1,811
Series B, Rev., 5.00%, 6/1/2034	2,000	2,032
		79,352
Special Tax—4.3%
Empire State Development Corp., State Personal Income Tax, General Purpose
Series 2020C, Rev., 4.00%, 3/15/2037	1,000	999
Series 2020A, Rev., 4.00%, 3/15/2040	3,000	2,830
Series 2020E, Rev., 4.00%, 3/15/2045	1,500	1,330
Empire State Development Corp., State Sales Tax Series 2021A, Rev., 4.00%, 3/15/2044	5,000	4,451
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2020A, Rev., 4.00%, 3/15/2047	1,700	1,478
New York State Housing Finance Agency, State Personal Income Tax
Series 2024B-2, Rev., 3.30%, 12/15/2028 (b)	1,500	1,504
Series 2024C, Rev., 4.55%, 12/15/2054	1,000	902
New York State Thruway Authority, Personal Income Tax
Series 2021A-1, Rev., 4.00%, 3/15/2038	1,500	1,464
Series 2021A-1, Rev., 4.00%, 3/15/2042	2,500	2,298
		17,256
Transportation—17.3%
Hudson Yards Infrastructure Corp., Second Indenture
Series 2017A, Rev., 5.00%, 2/15/2031	1,585	1,635
Series 2017A, Rev., 5.00%, 2/15/2037	2,500	2,547
Series 2017A, Rev., 5.00%, 2/15/2038	2,125	2,161
Series 2022A, Rev., 4.00%, 2/15/2040	1,730	1,676
Series 2022A, Rev., 4.00%, 2/15/2043	2,100	1,917
Metropolitan Transportation Authority
Series 2016B, Rev., 5.00%, 11/15/2025	3,480	3,495
Series 2024B, Rev., 5.00%, 11/15/2041	4,000	4,099
Series 2020C-1, Rev., 5.25%, 11/15/2055	2,200	2,190
Metropolitan Transportation Authority Dedicated Tax Fund
Series 2012A, Rev., Zero Coupon, 11/15/2030	4,000	3,414
Series 2016A, Rev., 5.25%, 11/15/2034	1,020	1,043
New York State Thruway Authority
Series L, Rev., 5.00%, 1/1/2032	2,250	2,354
Series N, Rev., 4.00%, 1/1/2041	2,500	2,314
INVESTMENTS	Principal Amount ($000)	Value ($000)

Transportation — continued
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Series 2018, Rev., AMT, 5.00%, 1/1/2026	4,000	4,016
Series 2018, Rev., AMT, 5.00%, 1/1/2031	2,155	2,203
Series 2018, Rev., AMT, 4.00%, 1/1/2036	2,315	2,161
New York Transportation Development Corp., JFK Airport Terminal 6 Redevelopment Project, Green Bonds Series 2024A, Rev., AMT, A.G., 5.25%, 12/31/2054	1,000	985
New York Transportation Development Corp., JFK International Airport New Terminal One Project, Green Bonds
Rev., AMT, A.G., 6.00%, 6/30/2045	1,000	1,064
Rev., AMT, 5.50%, 6/30/2054	1,500	1,454
Series 2024B, Rev., AMT, A.G., 0.0%, 12/31/2054	2,000	1,183
New York Transportation Development Corp., JFK International Airport Project , Rev., AMT, 3.00%, 8/1/2031	2,000	1,847
Port Authority of New York and New Jersey, Consolidated
Series 221, Rev., AMT, 4.00%, 7/15/2039	1,355	1,264
Series 244, Rev., 5.00%, 7/15/2042	2,000	2,095
Series 248, Rev., 5.00%, 1/15/2050	2,000	2,032
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2013A, Rev., Zero Coupon, 11/15/2032	3,000	2,344
Series B, Rev., 5.00%, 11/15/2033	1,500	1,547
Series 2019C, Rev., 4.00%, 11/15/2042	1,375	1,253
Series 2025L-2, Rev., 5.00%, 11/15/2043	1,250	1,298
Series 2020A, Rev., 5.00%, 11/15/2054	1,500	1,492
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, Payroll Mobility Tax, Senior Lien Series 2022A, Rev., 4.00%, 5/15/2041	2,040	1,917
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, Payroll Mobility Tax, Senior Lien, Green Bonds
Series 2024B,SubseriesB-3, Rev., 5.00%, 11/15/2025 (b)	5,000	5,023
Series 2023A, Rev., 4.00%, 11/15/2037	1,600	1,615
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Municipal Bond Funds	August 31, 2025

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Transportation — continued
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, Real Estate Transfer Tax, TBTA Capital Lockbox Series 2025A, Rev., 5.25%, 12/1/2054	2,000	2,044
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, Sales Tax, TBTA Capital Lockbox Series 2023A, Rev., 4.25%, 5/15/2058	1,000	880
		68,562
Utility—6.6%
Long Island Power Authority, Electric System
Series 2024B, Rev., 3.00%, 9/1/2029 (b)	3,500	3,493
Series 2019A, Rev., 4.00%, 9/1/2034	2,725	2,746
Series 2018, Rev., 5.00%, 9/1/2035	2,000	2,087
Series 2021A, Rev., 4.00%, 9/1/2041	2,030	1,922
New York Power Authority, Green Bonds Series 2024A, Rev., 5.00%, 11/15/2041	1,500	1,598
New York Power Authority, Green Transmission Project Series 2022A, Rev., A.G., 5.00%, 11/15/2035	840	919
New York Power Authority, Tax Exempt Series 2020A, Rev., 4.00%, 11/15/2045	3,000	2,677
New York State Energy Research and Development Authority, Rochester Gas and Electric Corp., Project
Series 2004B, Rev., AMT, 4.00%, 5/15/2032	1,000	1,010
Series 1997B, Rev., 3.80%, 8/1/2032	4,000	4,072
Utility Debt Securitization Authority Series 2016A, Rev., 5.00%, 12/15/2034	3,250	3,302
Utility Debt Securitization Authority, Restructuring Bond Series 2016B, Rev., 5.00%, 12/15/2035	2,450	2,487
		26,313
Water & Sewer—5.9%
New York City Municipal Water Finance Authority, Second General Resolution Series 2025BB, Rev., 5.00%, 6/15/2048	1,000	1,016
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2025
Series 2025DD, Rev., 5.50%, 6/15/2039	1,000	1,131
Series 2025CC, Rev., 5.00%, 6/15/2046	2,000	2,044
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2018 Series 2018CC-1, Rev., 4.00%, 6/15/2037	1,150	1,134
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2020
Series 2020CC-1, Rev., 4.00%, 6/15/2041	2,000	1,870
Subseries 202DD-3, Rev., 4.00%, 6/15/2042	2,500	2,289
INVESTMENTS	Principal Amount ($000)	Value ($000)

Water & Sewer — continued
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2025 Series 2025AA, Subseries AA-1, Rev., 5.25%, 6/15/2053	1,000	1,032
New York City Water and Sewer System, Second General Resolution Series BB 1B, Rev., VRDO, 2.70%, 9/2/2025 (b)	6,000	6,000
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution
Series 2017E, Rev., 5.00%, 6/15/2038	1,240	1,264
Series 2025C, Rev., 5.00%, 6/15/2050	1,000	1,018
Series 2024A, Rev., 5.25%, 6/15/2053	1,000	1,035
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Pooled Financing Program Series 2005B, Rev., 5.50%, 10/15/2025 (e)	3,535	3,547
		23,380
Total New York		346,230
North Carolina—0.2%
Housing—0.2%
North Carolina Housing Finance Agency, Homeownership-1998 Trust Series 55-C, Rev., GNMA / FNMA / FHLMC, 3.20%, 1/15/2026 (b)	1,000	1,000
Ohio—0.7%
Other Revenue—0.4%
Buckeye Tobacco Settlement Financing Authority
Series 2020B-2, Rev., 5.00%, 6/1/2055	1,750	1,414
Series 2020B-3, Rev., Zero Coupon, 6/1/2057	3,900	341
		1,755
Transportation—0.3%
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	1,000	1,002
Total Ohio		2,757
Pennsylvania—0.3%
Housing—0.3%
Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2024-146A, Rev., 6.25%, 10/1/2054	980	1,080
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	27

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Housing — continued
Puerto Rico—1.7%
General Obligation—0.5%
Commonwealth of Puerto Rico Series 2022A-1, GO, 5.63%, 7/1/2027	2,000	2,068
Other Revenue—1.2%
Children's Trust Fund, Tobacco Settlement Asset-Backed Series 2005A, Rev., Zero Coupon, 5/15/2050	3,750	722
Puerto Rico Sales Tax Financing Corp. Sales Tax
Series A-1, Rev., Zero Coupon, 7/1/2046	4,500	1,414
Series A-1, Rev., 5.00%, 7/1/2058	2,800	2,561
		4,697
Total Puerto Rico		6,765
Texas—0.4%
Utility—0.4%
Texas Municipal Gas Acquisition and Supply Corp. V, Gas Supply Series 2024, Rev., 5.00%, 1/1/2034 (b)	1,500	1,596
Total Municipal Bonds (Cost $382,844)		377,780
	Shares (000)
Short-Term Investments—4.0%
Investment Companies—4.0%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.13% (f) (g)(Cost $15,823)	15,823	15,824
Total Investments—99.1% (Cost $398,667)		393,604
Assets in Excess of Other Liabilities—0.9%		3,629
Net Assets—100.0%		397,233

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
MTA	Metropolitan Transportation Authority
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2025.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of August 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Municipal Bond Funds	August 31, 2025

Futures contracts outstanding as of August 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury Long Bond	38	12/19/2025	USD	4,341	1
Short Contracts
U.S. Treasury 10 Year Ultra Note	(26)	12/19/2025	USD	(2,975)	(14)
U.S. Treasury Ultra Bond	(13)	12/19/2025	USD	(1,513)	6
					(8)
					(7)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	29

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 91.1% (a)
Alabama — 2.5%
Baldwin County Industrial Development Authority, Novelis Corp., Project Series 2025A, Rev., AMT, 5.00%, 6/1/2032 (b) (c)	2,500	2,504
Black Belt Energy Gas District, Gas Prepay Project No. 7 Series 2021C-1, Rev., 4.00%, 12/1/2026 (c)	7,515	7,592
Black Belt Energy Gas District, Gas Project Series 2022B-1, Rev., 4.00%, 10/1/2027 (c)	2,500	2,526
County of Jefferson sewer
Series 2024, Rev., 5.00%, 10/1/2025	1,700	1,703
Series 2024, Rev., 5.00%, 10/1/2026	1,095	1,123
Southeast Energy Authority A Cooperative District, Project No. 4 Series 2022B-1, Rev., 5.00%, 8/1/2028 (c)	5,000	5,210
Total Alabama		20,658
Alaska — 0.1%
Borough of Matanuska-Susitna, Goose Creek Correctional Center Project Series 2025A, Rev., 5.00%, 9/1/2029	1,000	1,091
Arizona — 3.9%
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Series 2024A, Rev., 5.00%, 11/1/2029	2,500	2,672
Arizona Industrial Development Authority, National Charter School Revolving Loan Fund Series 2023A, Rev., 5.00%, 11/1/2028	6,000	6,318
Arizona Sports and Tourism Authority, Senior Lien Multipurpose Stadium Facility Project Series 2022, Rev., 5.00%, 7/1/2030	5,000	5,495
City of Glendale Excise Tax, Rev., 5.00%, 7/1/2028	2,850	3,060
Maricopa County Industrial Development Authority, Banner Health
Series 2023A-1, Rev., 5.00%, 5/15/2026 (c)	1,235	1,250
Series 2023A-2, Rev., 5.00%, 5/15/2028 (c)	1,925	2,024
Series 2023A3, Rev., 5.00%, 11/1/2030 (c)	3,050	3,335
Maricopa County Pollution Control Corp., Palo Verde Project
Series 2010A, Rev., 0.88%, 10/1/2026 (c)	4,500	4,374
Series 2010B, Rev., 0.88%, 10/1/2026 (c)	2,150	2,090
Maricopa County Union High School District No. 210-Phoenix, Project of 2023 Series 2025B, GO, 5.00%, 7/1/2030	1,000	1,118
Total Arizona		31,736
Arkansas — 0.1%
Arkansas Development Finance Authority, Department of Community Correction Project, Rev., 5.00%, 11/1/2026	325	334
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arkansas — continued
University of Central Arkansas, Student Housing System
Series 2019C, Rev., A.G., 4.00%, 11/1/2025	110	110
Series 2019C, Rev., A.G., 4.00%, 11/1/2026	240	242
Series 2019C, Rev., A.G., 4.00%, 11/1/2027	180	182
Total Arkansas		868
California — 2.4%
California Community Choice Financing Authority, Clean Energy Project
Series 2023B-1, Rev., 5.00%, 8/1/2029 (c)	2,500	2,637
Series 2023E-1, Rev., 5.00%, 3/1/2031 (c)	2,500	2,658
California Statewide Communities Development Authority, Marin General Hospital Project Series 2018A, Rev., 5.00%, 8/1/2028	250	261
City of Los Angeles Department of Airports, International Airport Subordinate Series 2018B, Rev., AMT, 5.00%, 5/15/2030	2,950	3,100
Los Angeles Community College District, Election of 2016 Series C-1, GO, 5.00%, 8/1/2026	150	154
Los Angeles Department of Water and Power System
Series 2025A, Rev., 5.00%, 7/1/2028	2,000	2,107
Series 2016A, Rev., 5.00%, 7/1/2029	500	504
State of California, Various Purpose
GO, 4.00%, 8/1/2028	4,000	4,049
GO, 4.00%, 8/1/2029	4,180	4,229
Total California		19,699
Colorado — 1.9%
Colorado Health Facilities Authority, Adventist Health System
Series 2024A-1, Rev., 5.00%, 11/15/2029 (c)	1,000	1,085
Series 2025A, Rev., 5.00%, 11/15/2030 (c)	2,000	2,189
Colorado Health Facilities Authority, Intermountain Healthcare Series 2022C, Rev., 5.00%, 8/15/2028 (c)	2,800	2,976
Colorado Housing and Finance Authority, Single Family Mortgage Series 2023L, Class III, Rev., GNMA COLL, 5.75%, 11/1/2053	2,920	3,137
Colorado School of Mines Series 2022D, Rev., (SIFMA Municipal Swap Index Yield + 0.87%), 3.50%, 9/11/2025 (d)	1,410	1,410
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Municipal Bond Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado Series 2025A, GO, 5.00%, 4/1/2035 (b)	2,500	2,654
State of Colorado Series 2018A, COP, 5.00%, 12/15/2029	2,140	2,300
Total Colorado		15,751
Connecticut — 0.4%
State of Connecticut
Series 2020A, GO, 5.00%, 1/15/2028	725	770
Series 2025B, GO, 5.00%, 12/1/2028	1,000	1,083
Series 2025B, GO, 5.00%, 12/1/2029	1,000	1,105
Total Connecticut		2,958
District of Columbia — 1.7%
District of Columbia Series 2019A, GO, 5.00%, 10/15/2028	1,440	1,556
District of Columbia, Georgetown University Issue Series 2025A, Rev., 5.00%, 4/3/2035 (c)	3,750	4,074
Metropolitan Washington Airports Authority Aviation
Series 2023A, Rev., AMT, 5.00%, 10/1/2025	875	876
Series 2021A, Rev., AMT, 5.00%, 10/1/2028	5,000	5,320
Series 2024A, Rev., AMT, 5.00%, 10/1/2030	1,000	1,093
Washington Metropolitan Area Transit Authority Series 2017B, Rev., 5.00%, 7/1/2029	1,120	1,169
Total District of Columbia		14,088
Florida — 2.5%
City of Lakeland, Department of Electric Utilities Series 2010A, Rev., A.G., 5.25%, 10/1/2028	1,000	1,080
City of South Miami Health Facilities Authority, Inc., Baptist Health South Series 2025B, Rev., 5.00%, 8/15/2030 (c)	1,000	1,079
City of Tallahassee, Energy System, Rev., 5.00%, 10/1/2025 (e)	300	301
County of Miami-Dade, Water and Sewer System Series 2017B, Rev., 5.00%, 10/1/2029	1,815	1,899
Florida Development Finance Corp., GFL Solid Waste Southeast LLC Project Series 2024A, Rev., AMT, 4.38%, 10/1/2031 (b) (c)	1,000	994
Florida Housing Finance Corp., Homeowner Mortgage Series 2025 1, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2056	2,000	2,225
Florida Local Government Finance Commission, Fleet Landing at Nocatee Project Series 2025B-3, Rev., 4.20%, 11/15/2030 (b) (f)	1,200	1,205
Florida Municipal Power Agency, St. Lucie Project Series 2021B, Rev., 5.00%, 10/1/2030	2,540	2,720
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
Fort Pierce Utilities Authority
Series 2022A, Rev., A.G., 5.00%, 10/1/2028	400	428
Series 2022A, Rev., A.G., 5.00%, 10/1/2029	475	518
Highlands County Health Facilities Authority, Adventhealth Obligated Group Series 2024C, Rev., 5.00%, 11/15/2031 (c)	1,000	1,107
JEA Water and Sewer System Series 2017A, Rev., 5.00%, 10/1/2025	365	366
Mid-Bay Bridge Authority Series A, Rev., 5.00%, 10/1/2025	2,000	2,004
Pasco County School Board Series 2022A, COP, 5.00%, 8/1/2026	1,155	1,181
Polk County Housing Finance Authority, Episcopal Catholic Apartments Series 2023, Rev., 4.15%, 6/1/2026 (c)	750	756
Polk County School District, Sales Tax, Rev., 5.00%, 10/1/2030	1,020	1,108
State of Florida, Department of Transportation Turnpike System Series 2025A, Rev., 5.00%, 7/1/2029	1,000	1,097
State of Florida, Full Faith and Credit, Board of Education, Public Education Capital Outlay Series 2020B, GO, 5.00%, 6/1/2028	500	536
Total Florida		20,604
Georgia — 2.7%
Columbia County Hospital Authority, Wellstart Health System Inc., Project
Series 2023B, Rev., 5.00%, 4/1/2026	400	406
Series 2023B, Rev., 5.00%, 4/1/2027	350	363
Series 2023B, Rev., 5.00%, 4/1/2028	750	798
Columbus Medical Center Hospital Authority, Piedmont Healthcare Inc., Project Series 2019B, Rev., 5.00%, 7/1/2029 (c)	1,480	1,581
Dahlonega Downtown Development Authority, North Georgia MAC, LLC Project
Rev., 5.00%, 7/1/2026	275	280
Rev., 5.00%, 7/1/2028	375	390
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project Series 2012-2, Rev., 3.30%, 8/21/2029 (c)	1,000	1,005
Main Street Natural Gas, Inc., Gas Supply
Series 2024C, Rev., 5.00%, 12/1/2027	1,000	1,040
Series 2024C, Rev., 5.00%, 12/1/2028	1,000	1,054
Series 2024C, Rev., 5.00%, 12/1/2029	1,500	1,596
Series 2023B, Rev., 5.00%, 3/1/2030 (c)	3,250	3,442
Series 2024D, Rev., 5.00%, 4/1/2031 (c)	4,000	4,262
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	31

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Georgia — continued
Series 2024C, Rev., 5.00%, 12/1/2031 (c)	3,745	3,979
State of Georgia Series 2016F, GO, 5.00%, 7/1/2028	2,000	2,072
Total Georgia		22,268
Guam — 0.1%
Territory of Guam Series 2025G, Rev., 5.00%, 1/1/2030	905	969
Illinois — 8.2%
Champaign County Community Unit School District No. 4
GO, 4.00%, 6/1/2029	1,000	1,046
GO, 4.00%, 6/1/2030	180	188
Series 2019, GO, 4.00%, 6/1/2034	1,160	1,173
Chicago Midway International Airport, Senior Lien
Series 2023A, Rev., AMT, 5.00%, 1/1/2027	1,000	1,025
Series 2023A, Rev., AMT, 5.00%, 1/1/2028	3,400	3,559
Series 2023C, Rev., AMT, 5.00%, 1/1/2028	7,115	7,447
Chicago Transit Authority Capital Grant Receipts Series 2021, Rev., 5.00%, 6/1/2027	2,085	2,154
City of Chicago, Capital Appreciation City College Series 1999, GO, NATL - RE, Zero Coupon, 1/1/2028 (e)	1,000	937
City of Springfield Electric, Senior Lien
Rev., 5.00%, 3/1/2030	5,000	5,443
Rev., 5.00%, 3/1/2031	2,000	2,196
City of Waukegan
Series 2018B, GO, A.G., 5.00%, 12/30/2026	1,125	1,162
Series 2018B, GO, A.G., 5.00%, 12/30/2027	1,185	1,225
City of Waukegan, First Lien, Water and Sewer System
Series 2018C, Rev., A.G., 5.00%, 12/30/2026	680	703
Series 2018C, Rev., A.G., 5.00%, 12/30/2027	710	734
Cook County Community Unit School District No. 401 Elmwood Park Series 2021A, GO, A.G., 4.00%, 12/1/2030	1,220	1,284
Effingham Community Unit School District No. 40 Series 2019A, GO, 4.00%, 12/1/2028	565	585
Glenview Park District
GO, 5.00%, 12/1/2026	300	310
GO, 5.00%, 12/1/2029	350	361
Grundy and Kendall Counties Consolidated Grade School District No. 60-C, GO, 4.00%, 2/1/2030	1,145	1,198
Illinois Finance Authority, DePaul University, Rev., 5.00%, 10/1/2025	300	300
Illinois Finance Authority, Lake Zurich Community Unit School District No. 95 Project, Rev., 4.00%, 1/15/2032	2,120	2,155
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
Illinois Finance Authority, University of Chicago Medical Center (The) Series 2025A-1, Rev., 5.00%, 8/15/2030 (c)	3,500	3,814
Illinois Housing Development Authority
Series 2022E, Rev., GNMA / FNMA / FHLMC COLL, 5.25%, 10/1/2052	1,555	1,637
Series 2024E, Rev., GNMA / FNMA / FHLMC, 6.25%, 10/1/2055	4,875	5,373
Kane and DeKalb Counties Community Unit School District No. 301 Burlington, GO, 5.00%, 1/1/2027	355	367
Madison-Macoupin Etc. Counties Community College District No. 536, Lewis and Clark Community, GO, A.G., 4.00%, 5/1/2029	2,000	2,035
Peoria County Community Unit School District No. 309 Brimfield
GO, A.G., 4.00%, 4/1/2028	410	421
GO, A.G., 4.00%, 4/1/2029	240	248
GO, A.G., 4.00%, 4/1/2030	375	386
Peoria Public Building Commission Series 2019A, Rev., A.G., 5.00%, 12/1/2028	1,455	1,530
State of Illinois
Series 2017A, GO, 5.00%, 12/1/2026	2,000	2,058
Series 2017D, GO, 5.00%, 11/1/2027	1,000	1,049
Series 2023B, GO, 5.00%, 5/1/2028	1,025	1,087
Series 2024B, GO, 5.00%, 5/1/2028	1,500	1,591
Series 2018A, GO, 5.00%, 10/1/2028	25	27
Series 2024B, GO, 5.00%, 5/1/2029	4,095	4,420
Series 2017C, GO, 5.00%, 11/1/2029	1,000	1,047
GO, 5.50%, 5/1/2030	1,525	1,648
Village of Skokie, GO, 5.00%, 12/1/2028	1,550	1,673
Will County Forest Preservation District, Limited Tax, GO, 5.00%, 12/15/2027	805	852
Total Illinois		66,448
Indiana — 1.7%
Indiana Finance Authority, Community Foundation of Northern Indiana Obligated Group, Rev., 5.00%, 9/1/2028	1,000	1,023
Indiana Finance Authority, Indiana University Health Obligated Group
Series 2023B1, Rev., 5.00%, 7/1/2028 (c)	1,000	1,056
Series 2025D-1, Rev., 5.00%, 10/1/2029 (c)	2,500	2,687
Series 2023B-2, Rev., 5.00%, 7/1/2030 (c)	2,000	2,187
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Municipal Bond Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Indiana — continued
Indiana Finance Authority, Indianapolis Power and Light Co. Project Series 2021A, Rev., 1.40%, 8/1/2029	7,000	6,394
Indiana Finance Authority, State Revolving Fund Program Series 2021A, Rev., 5.00%, 2/1/2031	180	202
Total Indiana		13,549
Kansas — 1.2%
City of Wichita, Sales Tax, River District Stadium Star Bond Project
Series 2018, Rev., 5.00%, 9/1/2025	300	300
Series 2018, Rev., 5.00%, 9/1/2026	465	476
State of Kansas, Department of Transportation
Series 2024A, Rev., 5.00%, 9/1/2028	3,500	3,776
Series 2025A, Rev., 5.00%, 9/1/2029	3,725	4,103
Wyandotte County Unified School District No. 202 Turner
Series 2019A, GO, A.G., 5.00%, 9/1/2025	495	495
Series 2019A, GO, A.G., 5.00%, 9/1/2026	320	327
Series 2019A, GO, A.G., 5.00%, 9/1/2028	400	422
Total Kansas		9,899
Kentucky — 1.1%
Kentucky Public Energy Authority, Gas Supply Series 2023A-1, Rev., 5.25%, 2/1/2032 (c)	3,335	3,592
Kentucky State Property and Building Commission, Project No. 113 Series 2024B, Rev., 5.00%, 11/1/2027	2,005	2,116
Kentucky State Property and Building Commission, Project No. 124 Series A, Rev., A.G., 5.00%, 11/1/2030	500	556
Kentucky State Property and Building Commission, Project No. 130 Series 2024B, Rev., 5.00%, 11/1/2028	1,510	1,631
Kentucky State Property and Building Commission, Project No. 131 Series A, Rev., 5.00%, 10/1/2029	685	753
Total Kentucky		8,648
Louisiana — 0.8%
Louisiana Public Facilities Authority, Tulane University of Louisiana Project
Series 2017A, Rev., 5.00%, 12/15/2025	250	252
Series 2023A, Rev., 5.00%, 10/15/2028	175	188
Series 2023A, Rev., 5.00%, 10/15/2029	175	191
Series 2023A, Rev., 5.00%, 10/15/2030	200	222
Parish of St. John the Baptist, Marathon Oil Corp., Project Series 2017C, Rev., 3.30%, 7/3/2028 (c)	4,000	4,035
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Louisiana — continued
State of Louisiana
Series 2024E, GO, 5.00%, 9/1/2029	700	768
Series 2023A, GO, 5.00%, 2/1/2031	1,085	1,214
Total Louisiana		6,870
Maine — 0.1%
Maine Turnpike Authority, Rev., 5.00%, 7/1/2029	1,000	1,095
Maryland — 0.6%
County of Prince George's, Consolidated Public Improvement Series 2020A, GO, 5.00%, 7/15/2032	1,000	1,058
Maryland Community Development Administration, Multi- Family, Villages at Marley Station Series 2024D-2, Rev., 3.30%, 1/1/2029	1,500	1,523
State of Maryland Series 2021-2, GO, 5.00%, 8/1/2030	2,000	2,234
Total Maryland		4,815
Massachusetts — 0.2%
Massachusetts Department of Transportation Series 1997A, Rev., NATL - RE, Zero Coupon, 1/1/2029	1,560	1,429
Michigan — 0.4%
City of Royal Oak, Limited Tax, Capital Improvement
GO, 5.00%, 4/1/2027	625	650
GO, 5.00%, 4/1/2028	245	260
Michigan State Hospital Finance Authority, Trinity Health Credit Group Series 2008C, Rev., 5.00%, 12/1/2029	1,525	1,601
Northville Public Schools, School Building and Site
Series 2019-II, GO, 5.00%, 5/1/2028	600	640
Series 2019-II, GO, 5.00%, 5/1/2029	250	272
Total Michigan		3,423
Minnesota — 0.3%
Duluth Independent School District No. 709
Series 2019B, COP, 5.00%, 2/1/2027	185	191
Series 2019B, COP, 5.00%, 2/1/2028	175	185
Series 2019C, COP, 5.00%, 2/1/2028	350	369
Housing and Redevelopment Authority of The City of St. Paul Minnesota, Healtheast Care System Series 2015A, Rev., 5.00%, 11/15/2025 (e)	570	573
State of Minnesota, Various Purpose Series 2018A, GO, 5.00%, 8/1/2030	1,000	1,075
Total Minnesota		2,393
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	33

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Mississippi — 1.0%
County of Warren, Gulf Opportunity Zone, International Paper Co., Project, Rev., 4.00%, 9/1/2032	1,000	1,015
Jackson State University Educational Building Corp. Series 2021A, Rev., 1.40%, 3/1/2034	1,000	837
Mississippi Business Finance Corp., Pollution Control, Power Co., Project, Rev., 3.20%, 9/1/2028	4,000	4,001
Mississippi Development Bank, Desoto County Mississippi Highway Project Series 2024A, Rev., 5.00%, 1/1/2029	1,000	1,078
State of Mississippi, Gaming Tax Series 2019A, Rev., 5.00%, 10/15/2028	1,400	1,492
Total Mississippi		8,423
Missouri — 2.8%
City of St. Louis Airport Series 2007A, Rev., A.G., 5.25%, 7/1/2026	2,635	2,696
Curators of the University of Missouri (The)
Series 2024, Rev., 5.00%, 11/1/2029	1,000	1,105
Series 2020B, Rev., 5.00%, 11/1/2030	5,705	6,403
Health and Educational Facilities Authority of the State of Missouri Series 2021C, Rev., 5.00%, 5/1/2028 (c)	7,500	7,960
Jackson County School District No. R-IV Blue Springs, Missouri Direct Deposit Program Series 2019, GO, 5.50%, 3/1/2029	1,280	1,409
Missouri Highway and Transportation Commission Series 2022A, Rev., 4.00%, 5/1/2033	2,685	2,879
Total Missouri		22,452
Montana — 0.1%
Montana Board of Housing, Single Family Mortgage Series 2024A, Rev., 6.00%, 12/1/2054	860	938
Nebraska — 0.9%
Nebraska Investment Finance Authority, Single Family Housing Series 2023C, Rev., GNMA / FNMA / FHLMC COLL, 5.50%, 9/1/2053	4,255	4,522
Omaha School District Series 2016, GO, 5.00%, 12/15/2028	1,000	1,029
Southeast Community College Area, Tax Supported
COP, 5.00%, 12/15/2026	275	284
COP, 5.00%, 12/15/2027	495	523
COP, 5.00%, 12/15/2028	540	576
Total Nebraska		6,934
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Nevada — 0.5%
State of Nevada, Department of Business and Industry, Brighline West Passenger Rail Project Series 2025A, Rev., AMT, 9.50%, 1/1/2033 (b) (c)	4,000	3,676
New Hampshire — 0.3%
New Hampshire Municipal Bond Bank Series 2020A, Rev., 5.00%, 2/15/2029	1,870	2,036
New Jersey — 4.2%
New Jersey Economic Development Authority, School Facilities Construction
Series 2024SSS, Rev., 5.00%, 6/15/2026	2,320	2,364
Series 2019GGG, Rev., 5.25%, 9/1/2026 (b)	5,500	5,648
New Jersey Housing and Mortgage Finance Agency, Multi- Family Series 2024B, Rev., 3.50%, 5/1/2029	1,000	1,017
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series A, Rev., 5.00%, 6/15/2028	3,000	3,057
Series A, Rev., 5.00%, 6/15/2029	5,350	5,445
Series A, Rev., 5.00%, 6/15/2031	4,750	4,823
New Jersey Transportation Trust Fund Authority, Transportation System Series 2006C, Rev., NATL - RE, Zero Coupon, 12/15/2030	3,000	2,544
Passaic Valley Sewerage Commission, Sewer System Series J, Rev., A.G., 3.00%, 12/1/2030	2,740	2,745
State of New Jersey, COVID-19 Emergency Bonds Series 2020A, GO, 5.00%, 6/1/2026	4,255	4,336
Tobacco Settlement Financing Corp. Series 2018A, Rev., 5.00%, 6/1/2028	2,230	2,346
Total New Jersey		34,325
New Mexico — 1.2%
City of Farmington, San Juan Project Series 2010A, Rev., 0.88%, 10/1/2026 (c)	4,000	3,889
County of Sandoval, GO, 5.00%, 8/1/2026	650	664
New Mexico Finance Authority, State Transportation, Subordinate Lien Series 2018A, Rev., 5.00%, 6/15/2029	5,080	5,418
Total New Mexico		9,971
New York — 8.0%
City of New York, Fiscal Year 2026 Series 2026B, Subseries B-1, GO, 5.00%, 8/1/2031	1,800	2,001
Empire State Development Corp., State Personal Income Tax Series 2017C, Rev., 5.00%, 3/15/2032	1,115	1,162
Long Island Power Authority, Electric System
Rev., 5.00%, 9/1/2027	500	527
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Municipal Bond Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2025B, Rev., VRDO, 3.00%, 9/1/2028 (c)	2,000	2,000
Metropolitan Transportation Authority Dedicated Tax Fund Series B-2, Rev., 4.00%, 11/15/2032	4,000	4,037
Metropolitan Transportation Authority, Green Bond
Series 2017C-1, Rev., 5.00%, 11/15/2026	2,610	2,689
Series 2018B, Rev., 5.00%, 11/15/2026	1,000	1,030
New York City Industrial Development Agency, Yankee Stadium LLC Project Series 2020A, Rev., A.G., 5.00%, 3/1/2030	1,600	1,748
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2021 Series 2021, Subseries CC-2, Rev., 5.00%, 6/15/2028	3,410	3,524
New York City Transitional Finance Authority Future Tax Secured Series 2024G, Subseries G-1, Rev., 5.00%, 5/1/2027	600	627
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2025 Series 2025A, Subseries A-1, Rev., 5.00%, 11/1/2030	2,250	2,512
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025
Series 2025-J, Subseries J-1, Rev., 5.00%, 11/1/2029	3,000	3,304
Series 2025F, Subseries F-1, Rev., 5.00%, 11/1/2030	1,000	1,117
Series 2025H, Sub H-1, Rev., 5.00%, 11/1/2030	1,000	1,117
New York State Dormitory Authority Series 2024A, Rev., A.G., 5.00%, 10/1/2028	5,800	6,267
New York State Dormitory Authority, Personal Income Tax Series 2017B-2, Rev., 5.00%, 2/15/2030	1,875	1,961
New York State Dormitory Authority, Sales Tax Series 2024B, Rev., 5.00%, 3/15/2030	6,140	6,815
New York State Dormitory Authority, School Districts Financing Program
Series 2025A, Rev., A.G., 5.00%, 10/1/2029	2,000	2,205
Series 2020A, Rev., A.G., 5.00%, 10/1/2031	5,065	5,378
New York State Dormitory Authority, St. John's University Series 2021A, Rev., 4.00%, 7/1/2030	875	922
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2021A, Rev., 5.00%, 3/15/2031	535	599
New York State Housing Finance Agency, State Personal Income Tax Series 2024B-2, Rev., 3.35%, 12/15/2029 (c)	1,500	1,511
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Port Authority of New York and New Jersey, Consolidated Series 246, Rev., AMT, 5.00%, 9/1/2027	5,000	5,212
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, Payroll Mobility Tax Series 2024B, Rev., BAN, 5.00%, 3/15/2027	7,000	7,276
Total New York		65,541
North Carolina — 1.7%
North Carolina Housing Finance Agency Series 2024, Rev., 5.00%, 4/1/2028 (c)	3,825	4,039
North Carolina Housing Finance Agency, Homeownership-1998 Trust
Series 57-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2056	1,500	1,683
Series 58-A, Rev., GNMA / FNMA / FHLMC, 6.50%, 1/1/2056	7,000	7,985
Total North Carolina		13,707
North Dakota — 0.1%
North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2025A, Rev., 6.00%, 1/1/2056	1,000	1,106
Ohio — 3.1%
City of Cleveland, Income Tax, Subordinate Lien, Public Facilities Improvements
Series 2018A, Rev., 5.00%, 10/1/2025	150	150
Series 2018A, Rev., 5.00%, 10/1/2027	250	264
Series 2018A, Rev., 5.00%, 10/1/2028	250	265
Series 2017B-1, Rev., 5.00%, 10/1/2030	2,510	2,656
City of Columbus, Unlimited Tax Series 2024-1, GO, 5.00%, 2/15/2030	1,500	1,665
City of Dublin, Various Purpose, GO, 4.00%, 12/1/2025	200	201
City of Toledo Series 2023, GO, 5.00%, 12/1/2026	445	459
County of Van Wert, Ohio Hospital Facilities, Rev., 6.13%, 12/1/2029 (e)	3,000	3,352
Cuyahoga Community College District, Facilities Construction Improvement, Unlimited Tax, GO, 5.00%, 12/1/2028	2,300	2,343
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	2,790	2,796
Ohio Turnpike and Infrastructure Commission Series 2018A, Rev., 5.00%, 2/15/2032	1,000	1,050
State of Ohio, Common School Series 2023A, GO, 5.00%, 3/15/2027	7,870	8,197
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	35

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — continued
State of Ohio, Infrastructure Improvement
Series 2025A, GO, 5.00%, 3/1/2029	1,000	1,092
Series 2025A, GO, 5.00%, 3/1/2030	1,000	1,110
Total Ohio		25,600
Oklahoma — 2.7%
Carter County Public Facilities Authority, Educational Facilities Lease, Ardmore City Schools Project
Rev., 5.00%, 9/1/2025	365	365
Rev., 5.00%, 9/1/2026	820	834
Rev., 5.00%, 9/1/2027	1,250	1,293
Cleveland County Educational Facilities Authority, Moore Public School Project
Series 2021, Rev., 4.00%, 6/1/2026	7,015	7,076
Series 2021, Rev., 4.00%, 6/1/2028	5,080	5,258
Cleveland County Educational Facilities Authority, Norman Public Schools Project Series 2023A, Rev., 5.00%, 6/1/2028	2,000	2,124
Grady County School Finance Authority, Educational Facilities Lease, Minco Public Schools Project
Rev., 5.00%, 9/1/2028	375	397
Rev., 5.00%, 9/1/2029	1,175	1,244
Oklahoma County Independent School District No. 52 Midwest City-Del City Series 2024, GO, 4.00%, 7/1/2028	2,000	2,071
Tulsa County Independent School District No. 1 Tulsa Series 2025A, GO, 4.00%, 4/1/2030	1,000	1,053
Total Oklahoma		21,715
Oregon — 0.0% ^
Port of Portland, International Airport Series 26A, Rev., 5.00%, 7/1/2026	335	342
Pennsylvania — 7.5%
Allegheny County Airport Authority, Pittsburgh International Airport
Series 2023A, Rev., AMT, A.G., 5.00%, 1/1/2026	350	352
Series 2023A, Rev., AMT, A.G., 5.00%, 1/1/2027	850	872
Allegheny County Higher Education Building Authority, Carnegie Mellon University Series 2022A, Rev., (SOFR + 0.29%), 3.36%, 9/8/2025 (d)	2,500	2,493
Bethlehem Area School District Series 2021, GO, 5.00%, 11/15/2026	4,165	4,281
City of Philadelphia Series 2025C, GO, 5.00%, 8/1/2030	1,000	1,112
Commonwealth Financing Authority Series 2019B, Rev., 5.00%, 6/1/2029	500	543
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2029	2,680	2,850
Rev., 5.00%, 6/1/2030	3,900	4,126
Rev., 5.00%, 6/1/2031	1,100	1,159
Commonwealth of Pennsylvania
Series 2025A, GO, 5.00%, 8/15/2028	1,000	1,076
Series 2023, GO, 5.00%, 9/1/2029	650	714
Series 2024-1, GO, 5.00%, 8/15/2030	5,875	6,542
Series 2024-1, GO, 5.00%, 8/15/2031	4,000	4,495
County of Northampton Series 2019A, GO, 4.00%, 10/1/2028	920	927
Geisinger Authority, Health System Series 2020C, Rev., 5.00%, 4/1/2030 (c)	1,000	1,079
General Authority of Southcentral Pennsylvania, Hanover Hospital, Inc., Rev., 5.00%, 12/1/2026	1,400	1,407
Montgomery County Industrial Development Authority, Constellation Energy Generation Series 2023B, Rev., 4.10%, 6/1/2029	5,200	5,399
Panther Valley School District
GO, 2.00%, 10/15/2026	750	741
GO, 2.00%, 10/15/2027	680	663
GO, 2.00%, 10/15/2028	300	289
GO, 2.00%, 10/15/2029	300	285
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project Series 2021A-2, Rev., 4.60%, 10/1/2026 (c)	5,000	5,017
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 2023-141A, Rev., 5.75%, 10/1/2053	1,135	1,209
Series 2024 -147A, Rev., 6.25%, 10/1/2054	1,000	1,110
Series 2024-146A, Rev., 6.25%, 10/1/2054	2,940	3,241
Series 2025-150A, Rev., 6.25%, 10/1/2055 (f)	1,000	1,123
Pennsylvania Turnpike Commission Series 2019, Rev., 5.00%, 12/1/2030	3,900	4,152
Pennsylvania Turnpike Commission, Motor License Fund, Enhanced, Subordinate Series 2017-3, Rev., 5.00%, 12/1/2028	1,370	1,444
Pennsylvania Turnpike Commission, Subordinate Series 2021B, Rev., 5.00%, 12/1/2027	1,025	1,083
Southeastern Pennsylvania Transportation Authority, Asset Improvement Program, Rev., 5.00%, 6/1/2032	100	113
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Municipal Bond Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Upper St. Clair Township School District
Series 2019B, GO, 4.00%, 10/1/2028	575	584
Series 2019B, GO, 4.00%, 10/1/2029	420	426
Total Pennsylvania		60,907
Puerto Rico — 0.6%
Commonwealth of Puerto Rico Series 2022A-1, GO, 5.63%, 7/1/2027	1,045	1,080
Puerto Rico Sales Tax Financing Corp. Sales Tax Series A-1, Rev., Zero Coupon, 7/1/2029	4,500	3,947
Total Puerto Rico		5,027
Rhode Island — 0.0% ^
Rhode Island Commerce Corp., Department of Transportation Series 2016B, Rev., 5.00%, 6/15/2026	50	51
South Carolina — 1.6%
Charleston Educational Excellence Finance Corp., Installment Purchase, Charleston County School District, South Carolina Project Series 2024, Rev., 5.00%, 12/1/2029	1,025	1,130
County Square Redevelopment Corp., Greenville South Carolina Project, Rev., 5.00%, 4/1/2030	2,100	2,334
Patriots Energy Group Financing Agency Series 2023 Subseries B-1, Rev., 5.25%, 3/1/2031 (c)	3,665	3,962
South Carolina Jobs-Economic Development Authority, Bon Secours Mercy Health, Inc. Series 2025B-1, Rev., 5.00%, 11/1/2030 (c)	3,000	3,280
South Carolina Jobs-Economic Development Authority, Mcleod Health Projects, Rev., 5.00%, 11/1/2031	1,030	1,079
South Carolina Public Service Authority, Santee Cooper Series 2022B, Rev., A.G. - CR, 4.00%, 12/1/2029	1,000	1,049
Total South Carolina		12,834
South Dakota — 0.2%
South Dakota Housing Development Authority Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.25%, 11/1/2055	1,495	1,671
Tennessee — 2.5%
City of Chattanooga Electric, Rev., 5.00%, 9/1/2028	2,000	2,157
Health Educational and Housing Facility Board of the City of Memphis (The), Arbors Hickory Ridge Project Series 2012, Rev., 6.25%, 1/1/2029 (e)	5,000	5,753
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Northview Project Series 2023B, Rev., 3.60%, 2/1/2028 (c)	1,000	1,018
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tennessee — continued
Metropolitan Government of Nashville and Davidson County, Water and Sewer, Rev., 5.00%, 7/1/2045	3,875	4,011
Shelby County Health Educational and Housing Facilities Board, Baptism Memorial Health Obligated Group Series 2025B, Rev., 5.00%, 9/1/2030 (c)	1,000	1,078
Tennergy Corp., Gas Supply Series 2021A, Rev., 4.00%, 9/1/2028 (c)	6,500	6,600
Total Tennessee		20,617
Texas — 12.6%
Abilene Independent School District, Unlimited Tax School Building, GO, PSF-GTD, 4.00%, 2/15/2029	2,000	2,061
Arlington Higher Education Finance Corp., Uplift Education Series 2017A, Rev., PSF-GTD, 4.00%, 12/1/2029	1,000	1,016
Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project
Series 2018C, Rev., 5.00%, 8/1/2026	250	256
Series 2018C, Rev., 5.00%, 8/1/2027	200	210
Series 2018C, Rev., 5.00%, 8/1/2029	325	340
Bastrop Independent School District, Unlimited Tax Series 2024, GO, PSF-GTD, 5.00%, 2/15/2030	3,530	3,884
Bridge City Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2033	520	570
City of Austin Water and Wastewater System Series 2024, Rev., 5.00%, 11/15/2028	2,500	2,700
City of Austin, Airport System Series 2017A, Rev., 5.00%, 11/15/2028	1,130	1,161
City of Austin, Public Property Finance Contractual Obligation, GO, 5.00%, 5/1/2030	2,190	2,429
City of Houston Series 2024A, GO, 5.00%, 3/1/2030	500	549
City of Houston Combined Utility System Series 2016B, Rev., 5.00%, 11/15/2027	940	968
City of Houston, Combined Utility System, First Lien
Series 2024A, Rev., 5.00%, 11/15/2026	6,000	6,191
Series 2024A, Rev., 5.00%, 11/15/2027	4,150	4,383
City of Lubbock, Electric Light and Power System Series 2022, Rev., A.G., 5.00%, 4/15/2028	1,120	1,193
City of San Antonio Series 2024, GO, 5.00%, 2/1/2030	600	660
City of San Antonio Electric and Gas Systems Series 2024D, Rev., 5.00%, 2/1/2030	1,000	1,100
City of Waco, Combination Tax
Series 2024A, GO, 5.00%, 2/1/2028	1,920	2,034
Series 2024A, GO, 5.00%, 2/1/2029	2,000	2,161
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	37

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Conroe Independent School District, Unlimited Tax Series 2019, GO, PSF-GTD, 5.00%, 8/15/2028	1,000	1,076
County of Bastrop, Combination Tax, GO, 5.00%, 8/1/2030	1,145	1,267
County of Ector, GO, 5.00%, 2/15/2029	1,975	2,125
Cypress-Fairbanks Independent School District, Unlimited Tax
Series 2023A, GO, PSF-GTD, 5.00%, 2/15/2030	1,000	1,105
GO, PSF-GTD, 5.00%, 2/15/2031	4,750	5,306
Dallas County Utility and Reclamation District, Unlimited Tax Series 2016, GO, 5.00%, 2/15/2028	1,100	1,162
Fort Worth Independent School District, GO, PSF-GTD, 5.00%, 2/15/2029	1,950	2,115
Grand Parkway Transportation Corp. Series 2023, Rev., 5.00%, 4/1/2028 (c)	3,000	3,154
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Series 2022B, Rev., 5.00%, 12/1/2028 (c)	1,475	1,567
Series 2024C, Rev., 5.00%, 7/1/2029 (c)	2,000	2,144
Series 2024B, Rev., 5.00%, 7/1/2031	1,250	1,400
Harris County Fresh Water Supply District No. 61, Unlimited Tax, GO, A.G., 3.00%, 9/1/2025	530	530
Hereford Independent School District, School Building, Unlimited Tax
GO, PSF-GTD, 4.00%, 2/15/2028	1,420	1,451
GO, PSF-GTD, 4.00%, 2/15/2029	1,480	1,510
Lewisville Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 8/15/2030	1,750	1,948
Lone Star College System, Limited Tax Series 2016, GO, 4.00%, 2/15/2032	1,125	1,128
Lower Colorado River Authority, LCRA Transmission Services Corp., Project
Series 2022A, Rev., 5.00%, 5/15/2030	805	887
Series 2023A, Rev., A.G., 5.00%, 5/15/2030	2,380	2,629
Metropolitan Transit Authority of Harris County Sales and Use Tax
Series A, Rev., 5.00%, 11/1/2028	1,000	1,029
Rev., 5.00%, 11/1/2029	1,530	1,646
North Texas Tollway Authority, First Tier
Series 2023A, Rev., 5.00%, 1/1/2026	3,740	3,771
Series A, Rev., 4.00%, 1/1/2033	2,500	2,516
Northwest Independent School District, Unlimited Tax Series 2024A, GO, PSF-GTD, 5.00%, 2/15/2029	1,000	1,085
Plano Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2029	1,000	1,082
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Round Rock Independent School District, Unlimited Tax Series 2025A, GO, PSF-GTD, 5.00%, 8/1/2030 (c)	1,500	1,643
S&S Consolidated Independent School District, GO, PSF-GTD, 4.00%, 2/15/2028	580	599
San Antonio Water System, Junior Lien Series 2014B, Rev., (SIFMA Municipal Swap Index Yield + 0.65%), 3.28%, 9/11/2025 (d)	1,565	1,564
Spring Independent School District, Unlimited Tax Series 2024B, GO, 5.00%, 8/15/2030	1,575	1,736
State of Texas, College Student Loan Series 2023A, GO, AMT, 5.25%, 8/1/2029	2,470	2,696
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health Project Series 2022F, Rev., 5.00%, 11/15/2030 (c)	1,000	1,087
Tarrant County Cultural Education Facilities Finance Corp., Health Resources System Series 2025B, Rev., 5.00%, 11/15/2029 (c)	2,500	2,708
Texas A&M University, Financing System Series 2017E, Rev., 5.00%, 5/15/2027	1,435	1,501
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply, Senior Lien Series 2008D, Rev., 6.25%, 12/15/2026	615	630
Texas Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Series 2023A, Rev., 5.50%, 1/1/2030 (c)	7,800	8,320
Texas State University System Series 2024, Rev., 5.00%, 3/15/2029	2,000	2,169
West Travis County Public Utility Agency, Rev., 5.00%, 8/15/2027	350	366
Total Texas		102,518
Utah — 0.7%
Intermountain Power Agency, Utah Power Supply
Series 2023A, Rev., 5.00%, 7/1/2030	1,080	1,186
Series 2022A, Rev., 5.00%, 7/1/2031	320	355
Utah Infrastructure Agency, Tax-Exempt Telecommunications Series 2017A, Rev., 5.00%, 10/15/2025	2,560	2,564
West Valley City Municipal Building Authority
Rev., A.G., 5.00%, 2/1/2027	720	744
Rev., A.G., 5.00%, 2/1/2029	1,070	1,104
Total Utah		5,953
Virginia — 2.0%
Hampton Roads Sanitation District Series 2024A, Rev., 5.00%, 11/1/2026	3,240	3,342
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Municipal Bond Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Virginia — continued
Hampton Roads Transportation Accountability Commission, Transportation Fund, Senior Lien Series 2021A, Rev., BAN, 5.00%, 7/1/2026 (e)	7,660	7,823
Louisa Industrial Development Authority, Electric and Power Co. Project Series 2008A, Rev., 3.13%, 10/1/2030 (c) (f)	2,500	2,502
Norfolk Economic Development Authority, Sentara Healthcare Series 2018A, Rev., 5.00%, 11/1/2028 (c)	2,190	2,338
Total Virginia		16,005
Washington — 2.8%
Central Puget Sound Regional Transit Authority, Sales Tax and Motor Vehicle Excise Tax Series 2021S-1, Rev., 5.00%, 11/1/2030	1,555	1,747
Energy Northwest, Project 1 Series 2024B, Rev., 5.00%, 7/1/2027	2,500	2,621
Port of Seattle, Intermediate Lien Series C, Rev., AMT, 5.00%, 4/1/2027	500	500
State of Washington, Various Purpose Series 2024C, GO, 5.00%, 2/1/2027	3,000	3,114
Washington Health Care Facilities Authority, Commonspirit Health Series 2019B-3, Rev., 5.00%, 8/1/2026 (c)	15,000	15,096
Total Washington		23,078
Wisconsin — 1.1%
Public Finance Authority, Astro Texas Land Projects, Rev., 5.00%, 12/15/2036 (b)	999	986
State of Wisconsin Series 2025A, GO, 5.00%, 5/1/2030	1,000	1,112
Sun Prairie Area School District, GO, 4.00%, 3/1/2028	2,500	2,558
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group
Series 2018B-1, Rev., 5.00%, 7/1/2027 (c)	1,280	1,302
Series 2018C-4, Rev., 5.00%, 6/22/2029 (c)	1,000	1,076
Wisconsin Housing and Economic Development Authority, Home Ownership Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.00%, 3/1/2055	1,480	1,619
Total Wisconsin		8,653
Total Municipal Bonds (Cost $734,812)		743,339
Collateralized Mortgage Obligations — 0.0% ^
FNMA, REMIC Series 2002-36, Class FS, 4.96%, 6/25/2032 (c)(Cost $3)	3	3
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 8.0%
Investment Companies — 8.0%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.13% (g) (h) (Cost $65,597)	65,592	65,598
Total Investments — 99.1% (Cost $800,412)		808,940
Other Assets in Excess of Liabilities — 0.9%		7,137
NET ASSETS — 100.0%		816,077

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SIFMA	The Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2025.

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2025.
(e)	Security is prerefunded or escrowed to maturity.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	39

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of August 31, 2025.
Futures contracts outstanding as of August 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	108	12/19/2025	USD	12,152	55
U.S. Treasury Long Bond	37	12/19/2025	USD	4,227	1
					56
Short Contracts
U.S. Treasury 10 Year Ultra Note	(26)	12/19/2025	USD	(2,975)	(14)
U.S. Treasury Ultra Bond	(12)	12/19/2025	USD	(1,397)	6
					(8)
					48

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Municipal Bond Funds	August 31, 2025

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 95.4% (a)
Alabama — 2.3%
Baldwin County Industrial Development Authority, Novelis Corp., Project Series 2025A, Rev., AMT, 5.00%, 6/1/2032 (b) (c)	2,500	2,504
Black Belt Energy Gas District, Gas Project Series 2024D, Rev., 5.00%, 11/1/2034 (c)	7,250	7,642
Mobile County Industrial Development Authority, Calvert LLC Project Series 2024B, Rev., AMT, 4.75%, 12/1/2054	1,000	868
Selma Industrial Development Board, International Paper Co. Projects Series 2019A, Rev., 3.45%, 10/1/2031 (c)	1,000	994
Southeast Energy Authority A Cooperative District, Project No. 6 Series 2023B, Rev., LIQ : Royal Bank of Canada, 5.00%, 6/1/2030 (c)	5,530	5,853
Total Alabama		17,861
Alaska — 0.4%
Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project Series 2019A, Rev., 4.00%, 10/1/2049	1,250	1,020
Northern Tobacco Securitization Corp., Senior Lien Series 2021A, Class 1, Rev., 5.00%, 6/1/2029	1,000	1,062
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Senior Capital Appreciation Series 2021B-2, Class 2, Rev., Zero Coupon, 6/1/2066	5,855	660
Total Alaska		2,742
Arizona — 1.6%
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC
Series 2021A, Rev., 4.00%, 11/1/2051	2,810	2,229
Series 2023A, Rev., 5.25%, 11/1/2053	2,000	1,956
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2025A-2, Rev., 5.13%, 1/1/2059	2,000	1,802
City of Buckeye, GO, 5.25%, 7/1/2050	1,700	1,761
City of Lake Havasu City Wastewater System, Senior Lien, GO, 5.00%, 7/1/2037	1,600	1,774
City of Mesa Utility System, Rev., A.G., 5.00%, 7/1/2030	1,625	1,801
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2032	350	358
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued
Series 2018A, Rev., 5.00%, 7/1/2037	200	201
Maricopa County Union High School District No. 216 Agua Fria, Project of 2023 and 2024, GO, 5.00%, 7/1/2035	470	527
Total Arizona		12,409
California — 7.8%
California Community Choice Financing Authority, Clean Energy Project
Series 2023B-1, Rev., 5.00%, 8/1/2029 (c)	2,565	2,706
Series 2023G-1, Rev., 5.25%, 4/1/2030 (c)	2,500	2,676
Series 2024H, Rev., 5.00%, 8/1/2033 (c)	2,000	2,174
California County Tobacco Securitization Agency Series 2006A, Rev., Zero Coupon, 6/1/2046	3,000	645
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.
Series 2020A, Rev., 5.00%, 6/1/2029	110	117
Series 2020A, Rev., 4.00%, 6/1/2034	510	498
Series 2020B-2, Rev., Zero Coupon, 6/1/2055	6,250	1,096
California Educational Facilities Authority, Claremont McKenna College Series 2015A, Rev., 4.00%, 1/1/2026 (d)	500	503
California Health Facilities Financing Authority, Cedars-Sinai Medical Center Series 2021A, Rev., 4.00%, 8/15/2048	2,000	1,762
California Health Facilities Financing Authority, CommonSpirit Health Series 2020A, Rev., 4.00%, 4/1/2049	1,450	1,219
California Health Facilities Financing Authority, PIH Health Series 2020A, Rev., 4.00%, 6/1/2050	1,000	826
California Health Facilities Financing Authority, Sutter Health Series 2017A, Rev., 4.00%, 11/15/2048	2,000	1,686
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2025A, Rev., AMT, 9.50%, 1/1/2035 (b) (c)	5,000	4,595
California Infrastructure and Economic Development Bank, California Academy of Science Series 2024A, Rev., 3.25%, 8/1/2029	5,000	5,072
California Municipal Finance Authority Series 2021A, Rev., AMT, 3.75%, 10/1/2025 (c)	2,000	2,000
California Municipal Finance Authority, Waste Management, Inc., Project Series 2020, Rev., AMT, VRDO, 3.80%, 12/1/2025 (c)	1,000	1,000
California Public Finance Authority, Senior Living The James Series 2024A, Rev., 6.50%, 6/1/2054 (b)	1,000	920
California School Finance Authority, Green Dot Public School Projects
Series 2018A, Rev., 5.00%, 8/1/2026 (b)	150	152
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	41

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Series 2018A, Rev., 5.00%, 8/1/2027 (b)	150	155
California Statewide Communities Development Authority, Loma Linda University Medical Center Series 2016A, Rev., 5.25%, 12/1/2056 (b)	2,875	2,618
California Statewide Communities Development Authority, Marin General Hospital Project Series 2018A, Rev., 4.00%, 8/1/2045	2,130	1,758
California Statewide Communities Development Authority, Southern California Edison Co. Series 2006C, Rev., 4.50%, 11/1/2033	1,100	1,129
Desert Sands Unified School District, Election of 2024, GO, 4.00%, 8/1/2050	2,000	1,744
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
Series 2021B, Rev., 3.00%, 6/1/2046	980	868
Series 2021B-2, Rev., Zero Coupon, 6/1/2066	17,000	1,578
Los Angeles Department of Water and Power System
Series 2024C, Rev., 5.00%, 7/1/2026	1,000	1,019
Series 2017A, Rev., 4.00%, 7/1/2047	500	436
Series 2025A, Rev., 5.00%, 7/1/2055	3,445	3,447
Mount San Antonio Community College District, Election of 2008 Series 2013A, GO, 0.00%, 8/1/2043	7,150	6,861
San Diego County Regional Airport Authority, Senior Private Activity
Series 2023B, Rev., AMT, 5.00%, 7/1/2048	5,540	5,476
Series 2023B, Rev., AMT, 5.00%, 7/1/2053	2,500	2,460
Total California		59,196
Colorado — 2.8%
City and County of Denver, Airport System Series 2018A, Rev., AMT, 4.00%, 12/1/2043	1,000	873
Colorado Educational and Cultural Facilities Authority, James Irwin Educational Foundation, Rev., 5.00%, 9/1/2062	2,000	1,787
Colorado Health Facilities Authority, Adventist Health System
Series 2024A-1, Rev., 5.00%, 11/15/2029 (c)	2,000	2,170
Series 2021A, Rev., 4.00%, 11/15/2050	1,630	1,372
Colorado Health Facilities Authority, CommonSpirit Health Series 2019A-1, Rev., 4.00%, 8/1/2044	2,565	2,218
Colorado Health Facilities Authority, Covenant Living Communities and Services
Series 2025A, Rev., 5.00%, 12/1/2030	1,070	1,156
Series 2025A, Rev., 5.00%, 12/1/2032	1,180	1,283
Series 2025A, Rev., 5.00%, 12/1/2035	1,000	1,074
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Colorado — continued
Colorado Health Facilities Authority, Vail Valley Medical Centre Project, Rev., 4.00%, 1/15/2045	1,095	944
Denver Health and Hospital Authority
Series A, Rev., 5.25%, 12/1/2045	1,000	1,001
Series 2025A, Rev., 6.00%, 12/1/2055	1,500	1,569
Raindance Metropolitan District No. 1, Non-Potable Water System, Rev., 5.25%, 12/1/2050	1,000	911
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado Series 2025A, GO, 5.00%, 4/1/2035 (b)	2,250	2,389
St Vrain Lakes Metropolitan District No. 4 Series 2024A, GO, 0.00%, 9/20/2054 (b)	1,000	677
Verve Metropolitan District No. 1, GO, 6.75%, 12/1/2052	1,500	1,503
Total Colorado		20,927
Connecticut — 0.0% ^
State of Connecticut Series A, GO, 5.00%, 4/15/2029	150	156
Delaware — 0.2%
Delaware State Economic Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group Series 2018B, Rev., 5.00%, 11/15/2048	1,000	938
Delaware State Economic Development Authority, Newark Charter School, Inc., Project Series A, Rev., 5.00%, 9/1/2046	500	480
Total Delaware		1,418
District of Columbia — 2.3%
District of Columbia, Georgetown University Issue Series 2025A, Rev., 5.00%, 4/3/2035 (c)	3,750	4,074
District of Columbia, Kipp DC Project, Rev., 4.00%, 7/1/2039	1,925	1,750
District of Columbia, Rocketship Obligated Group Series 2021A, Rev., 5.00%, 6/1/2041 (b)	1,130	1,054
Metropolitan Washington Airports Authority Aviation
Series 2024A, Rev., AMT, 5.00%, 10/1/2025	875	877
Series 2021A, Rev., AMT, 4.00%, 10/1/2040	3,250	2,980
Washington Metropolitan Area Transit Authority Series 2018, Rev., 5.00%, 7/1/2043	5,010	5,040
Washington Metropolitan Area Transit Authority Dedicated, Second Lien Series 2025A, Rev., 5.25%, 7/15/2055	2,000	2,054
Total District of Columbia		17,829
Florida — 3.5%
Capital Projects Finance Authority, Student Housing, Program Unionwest Properties LLC Project
Series 2024A-1, Rev., 5.00%, 6/1/2049 (b)	1,000	924
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Municipal Bond Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Series 2024B, Rev., 0.00%, 6/1/2062 (b)	26,250	3,117
City of Pompano Beach, John Knox Village Project Series 2021A, Rev., 4.00%, 9/1/2051	3,400	2,594
City of South Miami Health Facilities Authority, Inc., Baptist Health South Series 2025B, Rev., 5.00%, 8/15/2030 (c)	2,000	2,158
City of Tallahassee Utility System Series 2024A, Rev., 5.00%, 10/1/2035	1,000	1,119
County of Miami-Dade, Jackson Health System, Rev., 5.50%, 6/1/2055	2,000	2,101
Florida Development Finance Corp., Brightline Florida Passenger Rail Project Series 2024, Rev., AMT, 5.50%, 7/1/2053	4,000	3,299
Florida Gulf Coast University Financing Corp., Housing Project Series 2020A, Rev., 4.00%, 2/1/2037	225	223
Florida Local Government Finance Commission, Bridgeprep Academy Project Series 2025A, Rev., 6.25%, 6/15/2055 (b)	1,000	997
Florida Local Government Finance Commission, Fleet Landing at Nocatee Project Series 2025A, Rev., 6.75%, 11/15/2055 (b) (e)	2,000	2,008
Hillsborough County Housing Finance Authority, Multi- Family Tampa 47th Street Apartments Series 2025A, Rev., FNMA COLL, 5.00%, 12/1/2042	1,000	1,001
Hillsborough County Industrial Development Authority, Baycare Health System Series 2024E, Rev., VRDO, LIQ : Royal Bank of Canada, 2.62%, 9/2/2025 (c)	1,000	1,000
Middleton Community Development District A, City of Wildwood, Florida Special Assessment Series 2022, 6.10%, 5/1/2042	1,000	1,037
Palm Beach County Health Facilities Authority, Acts Retirement Life Communities, Inc., Obligated Group Series 2025B, Rev., 5.00%, 11/15/2049	2,000	1,864
Peace River Manasota Regional Water Supply Authority, Utility System Series 2025A, Rev., 5.25%, 10/1/2050	2,000	2,072
Seminole County Industrial Development Authority, Legacy Pointe at UCF Project Series 2019A, Rev., 5.75%, 11/15/2054	1,500	1,336
Total Florida		26,850
Georgia — 5.0%
Atlanta Urban Residential Finance Authority, Multi-Family Housing North Block Series 2025, Rev., FHA, 3.40%, 2/1/2028 (c)	1,000	1,015
Carroll City-County Hospital Authority, Tanner Medical Center Project, Rev., GTD, 4.00%, 7/1/2045	1,250	1,130
Cobb-Marietta Coliseum and Exhibit Hall Authority, Galleria Center Project, Rev., 5.50%, 10/1/2050	1,000	1,047
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Georgia — continued
College Park Housing Authority, Rev., 3.45%, 4/1/2028 (c)	2,000	2,021
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project Series 2013-1, Rev., 3.38%, 3/12/2027 (c)	1,000	1,003
Downtown Development Authority of The City of Dalton, Hamilton Health Care System, Rev., NATL - RE, 5.50%, 8/15/2026	285	290
Fayette County Development Authority, United States Soccer Federation, Inc. Project Series 2024, Rev., 5.00%, 10/1/2044	1,050	1,050
Main Street Natural Gas, Inc., Gas Supply
Series 2021C, Rev., 4.00%, 12/1/2028 (c)	6,500	6,593
Series 2024D, Rev., 5.00%, 4/1/2031 (c)	3,000	3,197
Series 2023E, Subseries E-1, Rev., 5.00%, 6/1/2031 (c)	6,770	7,247
Series 2024E, Rev., 5.00%, 12/1/2032 (c)	3,195	3,419
Series 2025B, Rev., 5.00%, 12/1/2035 (c)	1,500	1,586
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4 Project Series 2019B, Rev., 5.00%, 1/1/2059	5,000	4,773
Roswell Development Authority, Wellsatar Healthcare, Inc. Series 2025A, Rev., VRDO, LOC : Truist Bank, 3.90%, 9/2/2025 (c)	3,500	3,500
Total Georgia		37,871
Guam — 0.1%
Territory of Guam Series 2025G, Rev., 5.25%, 1/1/2037	1,000	1,071
Idaho — 0.4%
Idaho Housing and Finance Association, Single Family Mortgage Series 2025C, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2056	1,000	1,127
Idaho Housing and Finance Association, Transporation Expansion and Congestion, Sales Tax Series 2023A, Rev., 5.00%, 8/15/2037	1,650	1,801
Total Idaho		2,928
Illinois — 5.3%
Chicago Midway International Airport, Senior Lien
Series 2023A, Rev., AMT, 5.75%, 1/1/2048	1,665	1,738
Series 2023A, Rev., AMT, 5.50%, 1/1/2053	2,195	2,232
Chicago O'Hare International Airport, General Airport, Senior Lien Series 2018B, Rev., 5.00%, 1/1/2053	3,000	2,983
Chicago Transit Authority Sales Tax Receipts Fund Series 2024A, Rev., 5.00%, 12/1/2049	2,500	2,463
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	43

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
City of Chicago
Series 2025B, GO, 5.50%, 1/1/2041	1,000	1,022
Series 2025A, GO, 6.00%, 1/1/2050	1,000	1,018
City of Chicago, Waterworks, Second Lien
Series 2001, Rev., AMBAC, 5.75%, 11/1/2030	1,715	1,833
Series 2023A, Rev., A.G., 5.25%, 11/1/2053	635	641
Illinois Finance Authority, Centerpointjoliet Terminal
Series 2020, Rev., AMT, 4.13%, 12/31/2034 (b) (c)	1,000	960
Rev., AMT, 4.80%, 7/2/2035 (b) (c)	1,500	1,501
Illinois Finance Authority, Mercy Health System, Rev., 5.00%, 12/1/2046	305	296
Illinois Finance Authority, Northwestern Memorial Healthcare
Series 2021B, Rev., VRDO, LIQ : Royal Bank of Canada, 2.60%, 9/2/2025 (c)	500	500
Series 2017A, Rev., 4.00%, 7/15/2047	1,500	1,296
Illinois Finance Authority, University of Chicago Medical Center (The) Series 2025A-2, Rev., 5.00%, 8/15/2032 (c)	1,000	1,075
Illinois Housing Development Authority
Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 10/1/2054	935	1,016
Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 10/1/2055	1,000	1,130
Metropolitan Pier and Exposition Authority, Mccormick Place Expansion Project Series 2022B, Rev., 5.00%, 12/15/2027	3,345	3,363
Sales Tax Securitization Corp.
Series 2018C, Rev., 5.00%, 1/1/2026	3,500	3,523
Series 2018C, Rev., 5.25%, 1/1/2043	1,500	1,515
State of Illinois
Series 2024B, GO, 5.00%, 5/1/2026	1,500	1,523
Series 2022B, GO, 5.00%, 3/1/2033	6,000	6,567
GO, 4.00%, 6/1/2037	45	43
Series 2023B, GO, 5.50%, 5/1/2047	1,000	1,019
Village of Bolingbrook Series 2018A, GO, A.G., 5.00%, 1/1/2033	1,000	1,036
Total Illinois		40,293
Indiana — 1.9%
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (b)	500	407
City of Rockport, Indiana Michigan Power Co. Project Series 2025A, Rev., 3.70%, 6/1/2029 (c)	2,000	2,029
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Indiana — continued
Indiana Finance Authority, CHF- Tippecanoe LLC- Student Housing Project Series 2023A, Rev., 5.00%, 6/1/2053	900	834
Indiana Finance Authority, Indiana University Health Obligated Group Series 2023B1, Rev., 5.00%, 7/1/2028 (c)	3,000	3,169
Indiana Finance Authority, State Revolving Fund Program Series 2025C, Rev., 5.00%, 2/1/2036	1,250	1,404
Indiana Housing and Community Development Authority, Single Family Mortgage Series 2017C-3, Rev., VRDO, LIQ : TD Bank NA, 2.75%, 9/2/2025 (c)	3,825	3,825
Indiana Municipal Power Agency, Power Supply System Series 2025A, Rev., A.G., 5.00%, 1/1/2031	1,350	1,505
Indianapolis Local Public Improvement Bond Bank, Indianapolis Public Transportation Corp. Project
Series 2025A, Rev., 5.00%, 1/15/2033	500	559
Series 2025A, Rev., 5.00%, 1/15/2035	550	616
Total Indiana		14,348
Iowa — 0.2%
Iowa Tobacco Settlement Authority, Subordinate Senior Capital Appreciation Asset Backed Series 2021-B-2, Class 2, Rev., Zero Coupon, 6/1/2065	11,810	1,633
Kentucky — 0.3%
Kentucky State Property and Building Commission, Project No. 131 Series A, Rev., 5.00%, 10/1/2043	1,265	1,304
Kentucky State Property and Building Commission, Project No. 132 Series A, Rev., 5.00%, 4/1/2032	1,000	1,122
Total Kentucky		2,426
Louisiana — 2.9%
Louisiana Local Government Environmental Facilities and Community Development Authority, City of Bossier City, Louisiana Project, Rev., 5.00%, 6/1/2035 (e)	800	890
Louisiana Public Facilities Authority, I-10 Calcasieu River Bridge Public Private Partnership Project, Rev., AMT, 5.00%, 9/1/2066	3,500	3,138
Louisiana Public Facilities Authority, Lincoln Preparatory School Project Series 2021A, Rev., 5.25%, 6/1/2060 (b)	1,140	839
Louisiana Public Facilities Authority, Mentorship Steam Academy Project Series 2021A, Rev., 5.00%, 6/1/2056 (b)	740	561
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Municipal Bond Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Louisiana — continued
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project
Series 2025B, Rev., 5.00%, 5/15/2030	1,500	1,639
Series 2025A, Rev., 5.25%, 5/15/2055	1,500	1,517
Series 2025A, Rev., 5.50%, 5/15/2055	1,000	1,033
State of Louisiana, Gasoline and Fuels Tax, Second Lien
Series 2023A-1, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/2/2025 (c)	10,000	10,000
Series 2025A, Rev., 5.00%, 5/1/2039	2,000	2,151
Total Louisiana		21,768
Maine — 0.3%
Maine Municipal Bond Bank Series 2025A, Rev., 5.00%, 11/1/2031	1,100	1,239
Maine Turnpike Authority, Rev., 5.00%, 7/1/2033	1,175	1,334
Total Maine		2,573
Maryland — 0.5%
County of Howard Series 2025A, GO, 4.00%, 8/15/2042	1,820	1,714
Maryland State Transportation Authority Series 2021A, Rev., 5.00%, 7/1/2046	2,115	2,134
Total Maryland		3,848
Massachusetts — 2.1%
Commonwealth of Massachusetts Series 2025A, GO, 5.00%, 4/1/2046	4,000	4,124
Commonwealth of Massachusetts, Transportation Fund Series 2015A, Rev., 5.00%, 6/1/2028	1,010	1,011
Massachusetts Bay Transportation Authority, Sales Tax Series 2020B-1, Rev., 5.00%, 7/1/2050	1,000	994
Massachusetts Development Finance Agency, Boston Medical Center Issue Series 2025W, Rev., 4.25%, 7/1/2055	2,000	1,753
Massachusetts Development Finance Agency, Lasell Village, Inc. Issue, Rev., 5.00%, 7/1/2029	1,000	1,064
Massachusetts Development Finance Agency, PRG Medford Properties, Inc. Issue Tufts University Student Housing Program, Rev., 5.25%, 6/1/2060	2,500	2,480
Massachusetts Port Authority, Bosfuel Project Series 2019A, Rev., AMT, 5.00%, 7/1/2049	4,675	4,554
Total Massachusetts		15,980
Michigan — 2.0%
City of Detroit, Unlimited Tax
Series 2021A, GO, 4.00%, 4/1/2041	300	265
Series 2021A, GO, 4.00%, 4/1/2042	350	302
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Michigan — continued
Great Lakes Water Authority, Sewage Disposal System, Second Lien Series 2025C, Rev., 5.50%, 7/1/2050	2,125	2,215
Michigan Finance Authority, Henry Ford Health System
Rev., 4.00%, 11/15/2046	2,075	1,720
Series 2019A, Rev., 4.00%, 11/15/2050	4,890	4,059
Michigan State University Series 2025A, Rev., 5.00%, 2/15/2055	1,650	1,660
Michigan Strategic Fund, Graphic Packaging International, LLC Coated Recycled Board Machine Project, Rev., AMT, 4.00%, 10/1/2026 (c)	5,000	4,973
Total Michigan		15,194
Minnesota — 0.2%
Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, City Living Home Programs Series 2007A-2, Rev., GNMA / FNMA / FHLMC, 5.52%, 3/1/2041	20	20
Minnesota Housing Finance Agency, Residential Housing Series 2024O, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	985	1,104
Minnesota Housing Finance Agency, Residential Housing Finance Series C, Rev., AMT, GNMA / FNMA / FHLMC, 4.00%, 1/1/2045	90	90
Total Minnesota		1,214
Mississippi — 0.4%
Jackson State University Educational Building Corp. Series 2021A, Rev., 1.40%, 3/1/2034	1,000	837
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project Series 2009F, Rev., VRDO, 3.75%, 9/2/2025 (c)	1,050	1,050
Mississippi Development Bank, Special Obligation, Water and Sewer System Project, Rev., A.G., 6.88%, 12/1/2040	1,000	1,015
Total Mississippi		2,902
Missouri — 1.0%
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects
Series 2019A, Rev., 5.00%, 2/1/2034	1,000	1,019
Series 2019A, Rev., 5.00%, 2/1/2042	1,000	969
Health and Educational Facilities Authority of the State of Missouri, St. Louis University Series 2008B, Rev., VRDO, LOC : Wells Fargo Bank NA, 2.75%, 9/2/2025 (c)	250	250
Kansas City Industrial Development Authority, Historic Northeast Redevelopment Plan Series 2024A-1, Rev., 5.00%, 6/1/2054 (b)	675	594
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	45

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Missouri — continued
Missouri Housing Development Commission, Single Family, First Place Homeownership Loan Program Series 2024A, Rev., GNMA / FNMA / FHLMC, 5.75%, 5/1/2055	920	1,009
Missouri State Environmental Improvement and Energy Resources Authority, Union Improvement Co. Project Series 1998C, Rev., 2.75%, 9/1/2033	1,250	1,130
Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Series 2015B, Rev., 5.00%, 7/1/2026	2,890	2,893
Total Missouri		7,864
Nebraska — 1.4%
Central Plains Energy Project, Gas Project No. 3
Series 2017A, Rev., 5.00%, 9/1/2035	1,500	1,596
Series 2017A, Rev., 5.00%, 9/1/2042	750	763
Central Plains Energy Project, Gas Project No. 5 Series 2022-1, Rev., 5.00%, 10/1/2029 (c)	7,625	8,027
Total Nebraska		10,386
Nevada — 0.1%
State of Nevada, Department of Business and Industry, Brighline West Passenger Rail Project Series 2025A, Rev., AMT, 9.50%, 1/1/2033 (b) (c)	1,000	919
New Hampshire — 0.7%
New Hampshire Business Finance Authority Series 2025-1, Class A-1, Rev., 4.09%, 1/20/2041 (c)	1,744	1,641
New Hampshire Business Finance Authority, Tamarron Project Series 2024, Rev., 5.25%, 12/1/2035 (b)	450	450
New Hampshire Business Finance Authority, University of Nevada Reno Project Series 2023A, Rev., 4.50%, 6/1/2053	1,075	991
New Hampshire Business Finance Authority, Winston Salem Sustainable Energy Partners
Series 2025A, Rev., 5.00%, 12/1/2035	1,000	1,071
Series 2025A, Rev., 5.50%, 6/1/2050	1,000	1,016
Total New Hampshire		5,169
New Jersey — 4.1%
Bergen County Improvement Authority (The), Guaranteed Government Pooled Project Series 2025A, Rev., GTD, 4.00%, 5/21/2026	2,000	2,020
New Jersey Economic Development Authority, Biomedical Research Facilities Series 2016A, Rev., 5.00%, 7/15/2027	240	244
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — continued
New Jersey Economic Development Authority, State House Project Series 2017B, Rev., 4.13%, 6/15/2039	2,800	2,692
New Jersey Transportation Trust Fund Authority Series 2020AA, Rev., 4.00%, 6/15/2039	2,250	2,130
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Series A-1, Rev., 5.00%, 6/15/2027	2,670	2,722
New Jersey Transportation Trust Fund Authority, Transportation Program
Series 2022BB, Rev., 4.00%, 6/15/2038	2,500	2,387
Series 2024CC, Rev., 5.00%, 6/15/2044	2,000	2,020
Series 2024CC, Rev., 4.13%, 6/15/2050	1,000	865
New Jersey Transportation Trust Fund Authority, Transportation System Series 2008A, Rev., Zero Coupon, 12/15/2036	10,355	6,487
New Jersey Turnpike Authority Series 2017G, Rev., 4.00%, 1/1/2043	1,000	913
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2036	2,000	2,036
Series 2018A, Rev., 4.00%, 6/1/2037	1,000	949
Series 2018A, Rev., 5.00%, 6/1/2046	2,500	2,408
Series 2018B, Rev., 5.00%, 6/1/2046	3,770	3,623
Total New Jersey		31,496
New Mexico — 0.5%
City of Farmington, San Juan Project Series 2010B, Rev., 3.88%, 6/1/2029 (c)	1,550	1,581
County of Santa Fe, Cresta Ranch Apartments Series 2024, Rev., 3.29%, 6/1/2028 (c)	2,000	2,012
Total New Mexico		3,593
New York — 10.6%
Build NYC Resource Corp., Grand Concourse Academy Charter School Series 2022A, Rev., 5.00%, 7/1/2052	350	318
Build NYC Resource Corp., Urban Resource Institute Project Series 2025A, Rev., 5.50%, 12/1/2056	1,000	1,015
City of New York, Fiscal Year 2020 Series 2020D-1, GO, 4.00%, 3/1/2050	530	453
City of New York, Fiscal Year 2025 Series 2025G, Subseries G-1, GO, 5.00%, 2/1/2035	1,915	2,152
Dutchess County Local Development Corp., Millbrook School Project Series 2021, Rev., 4.00%, 9/1/2051	1,030	840
Long Island Power Authority, Electric System
Series 2025B, Rev., VRDO, 3.00%, 9/1/2028 (c)	2,000	2,000
Series 2024B, Rev., 3.00%, 9/1/2029 (c)	6,000	5,988
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Municipal Bond Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Metropolitan Transportation Authority Series 2020C-1, Rev., 5.25%, 11/15/2055	1,800	1,792
Metropolitan Transportation Authority, Climate Bond Series 2025A, Rev., 5.25%, 11/15/2045	1,000	1,019
New York City Housing Development Corp. Series 2025A, Rev., FHLMC COLL, 5.20%, 2/1/2055	2,250	2,273
New York City Housing Development Corp., Multi-Family Mortgage, 8 Spruce Street Project Series 2024, Class F, Rev., 5.25%, 12/15/2031	1,300	1,334
New York City Industrial Development Agency, Yankee Stadium Project Series 2020A, Rev., A.G., 5.00%, 3/1/2029	2,100	2,264
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Series 2009BB-2, Rev., VRDO, LIQ : UBS AG, 3.90%, 9/2/2025 (c)	750	750
New York City Transitional Finance Authority Building Aid Series 2026, S-1, Rev., 5.00%, 7/15/2037	2,000	2,195
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series 2019A-1, Rev., 5.00%, 8/1/2040	5,000	5,109
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023F, Subseries F-1, Rev., 4.00%, 2/1/2051	1,250	1,080
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2025 Series 2025D, Rev., 4.25%, 5/1/2054	1,000	898
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025 Series 2025J, Subseries J-1, Rev., 5.50%, 5/1/2053	3,500	3,671
New York Liberty Development Corp., Secured by Port Authority Series 1WTC-2021, Rev., 2.75%, 2/15/2044	1,900	1,335
New York Power Authority, Green Transmission Project Series 2023A, Rev., A.G., 5.13%, 11/15/2058	5,000	5,061
New York State Dormitory Authority Series 2020A, Rev., 4.00%, 7/1/2053	2,500	2,043
New York State Dormitory Authority, Mount Sinai Obligated Group, Rev., 5.25%, 7/1/2050	2,250	2,174
New York State Dormitory Authority, New York University Series 2025A, Rev., 5.00%, 7/1/2048	1,000	1,012
New York State Dormitory Authority, School Districts Financing Program Series 2025A, Rev., A.G., 5.00%, 10/1/2036	2,000	2,201
New York State Dormitory Authority, State Sales Tax Series 2018A, Rev., 5.00%, 3/15/2037	40	41
New York State Energy Research and Development Authority, Rochester Gas and Electric Corp., Project Series 1997B, Rev., 3.80%, 8/1/2032	1,970	2,005
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 4.00%, 10/1/2030	4,255	4,262
Series 2018, Rev., AMT, 5.00%, 1/1/2031	2,000	2,045
Rev., AMT, 5.00%, 1/1/2034	1,125	1,140
Series 2018, Rev., AMT, 4.00%, 1/1/2036	1,500	1,400
Rev., AMT, 4.38%, 10/1/2045	1,200	1,041
New York Transportation Development Corp., JFK International Airport New Terminal One Project, Green Bonds
Series 2023, Rev., AMT, A.G., 5.00%, 6/30/2049	2,800	2,694
Rev., AMT, A.G., 5.50%, 6/30/2059	1,000	1,002
New York Transportation Development Corp., JFK International Airport Project, Rev., AMT, 3.00%, 8/1/2031	1,000	924
Onondaga Civic Development Corp., Syracuse University Project, Rev., 4.50%, 12/1/2050	1,000	941
Port Authority of New York and New Jersey, Consolidated Series 93, Rev., 6.13%, 6/1/2094	7,320	7,333
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels Series 2025A-1, Rev., 5.00%, 11/15/2037	1,500	1,657
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, Payroll Mobility Tax, Senior Lien Series 2021A-1, Rev., 4.00%, 5/15/2046	1,000	885
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, Real Estate Transfer Tax, TBTA Capital Lockbox Series 2025A, Rev., 5.25%, 12/1/2054	2,000	2,044
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, Sales Tax, TBTA Capital Lockbox Series 2023A, Rev., 4.25%, 5/15/2058	1,000	880
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project Series 2021A, Rev., 4.50%, 7/1/2056 (b)	2,000	1,518
Total New York		80,789
North Carolina — 2.5%
Columbus County Industrial Facilities and Pollution Control Financing Authority, International Paper Co. Recover Project Series 2020A, Rev., 4.20%, 5/1/2034	2,000	2,016
County of Harnett, Limited Tax, Rev., 5.00%, 4/1/2033	930	1,045
County of Wake Series 2025A, Rev., 5.00%, 5/1/2040	1,250	1,341
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	47

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
North Carolina — continued
North Carolina Housing Finance Agency, Homeownership-1998 Trust
Series 55-C, Rev., GNMA / FNMA / FHLMC, 3.20%, 1/15/2026 (c)	1,000	1,000
Series 53-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	1,220	1,333
Series 57-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2056	2,000	2,243
Series 58-A, Rev., GNMA / FNMA / FHLMC, 6.50%, 1/1/2056	1,000	1,141
North Carolina Medical Care Commission, Twin Lakes Community Series 2025A, Rev., 5.25%, 1/1/2055	250	237
University of North Carolina, Hospital at Chapel Hill Series A, Rev., VRDO, LIQ : TD Bank NA, 2.75%, 9/2/2025 (c)	9,000	9,000
Total North Carolina		19,356
North Dakota — 0.2%
North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2024C, Rev., 5.00%, 7/1/2042	1,375	1,411
Ohio — 2.9%
Buckeye Tobacco Settlement Financing Authority
Series 2020A-2, Rev., 5.00%, 6/1/2030	3,295	3,532
Series 2020B-2, Rev., 5.00%, 6/1/2055	5,965	4,818
Series 2020B-3, Rev., Zero Coupon, 6/1/2057	6,605	578
Butler County Port Authority, Community First Solutions Series 2021A, Rev., 4.00%, 5/15/2046	250	198
County of Allen, Hospital Facilities, Bon Secours Mercy Health, Inc. Series 2015A, Rev., 4.25%, 11/1/2045	2,000	1,786
Dublin City School District, Ohio School Facilities Unlimited Tax Series 2024B, GO, 4.00%, 12/1/2048	200	178
Grandview Heights City School District
GO, 5.00%, 12/1/2045	1,000	1,029
GO, 5.00%, 12/1/2054	2,700	2,712
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	2,655	2,660
North Ridgeville City School District Series 2024, GO, 4.50%, 12/1/2061	1,115	1,020
Northeast Ohio Medical University Series 2021A, Rev., 3.00%, 12/1/2040	250	192
Ohio Water Development Authority, Drinking Water Assistance Series 2025A, Rev., 5.00%, 12/1/2041	1,000	1,064
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued
Ohio Water Development Authority, Water Pollution Control Loan Fund Series 2024C, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/2/2025 (c)	500	500
Olmsted Falls City School District Series 2017A, GO, 4.00%, 12/1/2051	1,000	851
Port of Greater Cincinnati Development Authority, Duke Energy Convention Center Project Series 2024B, Rev., 5.00%, 12/1/2043	1,000	1,017
Total Ohio		22,135
Oklahoma — 0.9%
Oklahoma Development Finance Authority Health System, OU Medicine Project Series 2018B, Rev., 5.50%, 8/15/2052	2,000	1,904
Oklahoma Housing Finance Agency, Home Ownership Loan Program Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 9/1/2056	1,000	1,128
Oklahoma Water Resources Board, Clean Water Program Series 2025A, Rev., 5.25%, 4/1/2050	3,400	3,536
Total Oklahoma		6,568
Oregon — 1.7%
City of Portland Sewer System, Second Lien Series 2023A, Rev., 5.00%, 12/1/2040	6,000	6,369
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow Series B, GO, Zero Coupon, 6/15/2035	3,425	2,235
Oregon State Facilities Authority, Peacehealth Series 2018A, Rev., VRDO, LOC : US Bank NA, 2.70%, 9/2/2025 (c)	3,250	3,250
State of Oregon, Article XI-F Project Series 2025F, GO, 5.00%, 8/1/2033	1,000	1,142
Total Oregon		12,996
Pennsylvania — 3.8%
Chester County Industrial Development Authority, Longwood Gardens Project Series 2021, Rev., 4.00%, 12/1/2046	1,250	1,097
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Rev., 5.00%, 6/1/2029	110	117
Commonwealth of Pennsylvania Series 2024-1, GO, 4.00%, 8/15/2042	5,000	4,604
Delaware River Port Authority, Rev., 5.00%, 1/1/2037	1,500	1,656
Geisinger Authority, Health System Series 2020A, Rev., 5.00%, 4/1/2050	2,500	2,433
Montgomery County Industrial Development Authority, Constellation Energy Generation Series 2023A, Rev., 4.10%, 4/3/2028 (c)	5,000	5,116
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Municipal Bond Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Montgomery County Industrial Development Authority, Waverly Heights Ltd., Project, Rev., 5.00%, 12/1/2044	350	334
Mount Lebanon Hospital Authority, St. Clair Memorial Hospital Project, Rev., 4.00%, 7/1/2048	3,000	2,482
Pennsylvania Economic Development Financing Authority, Junior Guaranteed, Capitol Region Parking System Series 2024B, Rev., GTD, 4.25%, 1/1/2050	1,000	893
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges, Rev., AMT, A.G., 5.00%, 12/31/2057	2,825	2,694
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University Series 2024B-2, Rev., 4.38%, 11/1/2054	2,750	2,349
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 2023-141A, Rev., 5.75%, 10/1/2053	860	916
Series 2024-145A, Rev., 6.00%, 10/1/2054	1,450	1,582
Series 2024 -147A, Rev., 6.25%, 10/1/2054	1,500	1,665
Series 2025-150A, Rev., 6.25%, 10/1/2055 (e)	1,000	1,123
Total Pennsylvania		29,061
Puerto Rico — 1.4%
Children's Trust Fund, Tobacco Settlement Asset-Backed Series 2005A, Rev., Zero Coupon, 5/15/2050	4,000	770
Commonwealth of Puerto Rico Series 2022A-1, GO, 5.63%, 7/1/2027	2,000	2,068
Puerto Rico Sales Tax Financing Corp. Sales Tax (Puerto Rico)
Series A-1, Rev., Zero Coupon, 7/1/2029	1,000	877
Series A-1, Rev., Zero Coupon, 7/1/2051	5,985	1,387
Series A-1, Rev., 5.00%, 7/1/2058	6,150	5,624
Total Puerto Rico		10,726
Rhode Island — 0.4%
State of Rhode Island Series 2025A, GO, 5.00%, 5/1/2045	2,020	2,096
Tobacco Settlement Financing Corp. Series B, Rev., 5.00%, 6/1/2050	1,000	960
Total Rhode Island		3,056
South Carolina — 0.8%
Horry County School District Series 2015A, GO, SCSDE, 4.00%, 3/1/2028	2,085	2,086
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

South Carolina — continued
Patriots Energy Group Financing Agency Series 2023 Subseries B-1, Rev., 5.25%, 3/1/2031 (c)	2,665	2,881
South Carolina Jobs-Economic Development Authority, Foothill Affordable Housing Series 2025, Rev., 4.00%, 3/1/2035 (c)	1,000	990
Total South Carolina		5,957
Tennessee — 3.6%
Knox County Health Educational and Housing Facility Board, University of Tennessee Project Series 2024A-1, Rev., 5.50%, 7/1/2059	1,000	1,025
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Blakeford at Green Hills Series 2020A, Rev., 4.00%, 11/1/2038	1,265	1,112
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Multi-Family Housing, Burning Tree Apartments Project, Rev., FHA, 5.00%, 10/1/2027 (c)	3,000	3,122
Metropolitan Government of Nashville and Davidson County Series 2024C, GO, 5.00%, 1/1/2040	1,340	1,431
Metropolitan Nashville Airport Authority (The) Series 2022B, Rev., AMT, 5.00%, 7/1/2052	1,975	1,922
Metropolitan Nashville Airport Authority (The), Subordinate Airport Series 2019A, Rev., 5.00%, 7/1/2049	4,500	4,507
Shelby County Health Educational and Housing Facilities Board, Baptism Memorial Health Obligated Group Series 2024B, Rev., 5.00%, 9/1/2029 (c)	1,335	1,424
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019A, Rev., 5.75%, 10/1/2059	2,500	1,699
Tennergy Corp., Gas Supply Series 2021A, Rev., 4.00%, 9/1/2028 (c)	10,110	10,265
Tennessee Housing Development Agency Series 2025-1A, Rev., GNMA / FNMA / FHLMC, 6.00%, 1/1/2056	1,000	1,107
Total Tennessee		27,614
Texas — 7.5%
Austin Community College District, Unlimited Tax, GO, 5.00%, 8/1/2037	2,000	2,176
Carrollton-Farmers Branch Independent School District, Unlimited Tax, GO, PSF-GTD, 4.75%, 2/15/2050	3,600	3,525
Central Texas Turnpike System, First Tier Series 2024B, Rev., 5.00%, 5/15/2030 (c)	1,000	1,078
Central Texas Turnpike System, Second Tier Series 2024C, Rev., 5.00%, 8/15/2040	1,500	1,572
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	49

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
City of Garland Electric Utility System, Rev., 5.00%, 11/15/2035	1,150	1,282
City of Houston Airport System, United Airlines, Inc., Terminal Improvement Projects Series 2024B, Rev., AMT, 5.25%, 7/15/2034	1,850	1,939
City of Houston, Airport System, United Airlines, Inc., Terminal E Project, Rev., AMT, 5.00%, 7/1/2029	2,100	2,100
City of Houston, Combined Utility System, First Lien Series 2024A, Rev., 5.00%, 11/15/2025	2,500	2,513
City of Houston, Combined Utility System, Junior Lien Series 2002A, Rev., A.G., 5.75%, 12/1/2032 (d)	2,500	2,966
City of San Antonio Electric and Gas Systems Series 2024C, Rev., 5.50%, 2/1/2049	1,000	1,050
Collin County Community College District, Rev., 4.00%, 8/15/2042	2,000	1,836
County of Fort Bend Toll Road, Senior Lien, Rev., A.G., 5.25%, 3/1/2050	1,250	1,290
County of Harris, Unlimited Tax Series 2023A, GO, 4.25%, 9/15/2048	2,000	1,825
Crandall Independent School District, Unlimited Tax, GO, PSF-GTD, 4.25%, 2/1/2053	375	333
Grand Parkway Transportation Corp., Grand Parkway System Subordinate Tier Series 2018A, Rev., 5.00%, 10/1/2043	1,500	1,515
Johnson City Independent School District Series 2023, GO, PSF-GTD, 4.13%, 2/15/2052	3,405	2,973
Lower Colorado River Authority Series 2024, Rev., 5.00%, 5/15/2033	1,610	1,809
Marshall Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 4.00%, 2/15/2045	2,525	2,293
Melissa Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 4.25%, 2/1/2053	2,225	1,982
Midland Independent School District, Unlimited Tax, GO, PSF-GTD, 4.00%, 2/15/2040	3,170	3,040
Mount Vernon Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 8/15/2048	3,500	3,626
Permanent University Fund - University of Texas System Series 2025A, Rev., 5.00%, 7/1/2036	1,500	1,701
Plano Independent School District, Unlimited Tax, GO, PSF-GTD, 4.00%, 2/15/2045	2,250	2,065
Round Rock Independent School District Series 2025B, GO, PSF-GTD, 5.00%, 8/1/2039	1,000	1,078
Tarrant County Cultural Education Facilities Finance Corp., Cook Children's Medical Center, Rev., 4.13%, 12/1/2054	2,000	1,718
Tarrant County Cultural Education Facilities Finance Corp., Health Resources System Series 2025C, Rev., 5.00%, 11/15/2032 (c)	3,500	3,860
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Texas Municipal Gas Acquisition and Supply Corp. V, Gas Supply Series 2024, Rev., 5.00%, 1/1/2034 (c)	3,000	3,191
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments 3 LLC Project, Rev., AMT, 5.00%, 6/30/2058	1,000	930
Total Texas		57,266
Utah — 0.8%
Downtown Revitalization Public Infrastructure District, Second Lien Sales Tax SEG Redevelopment Project Series 2025B, Rev., A.G., 5.50%, 6/1/2050	1,000	1,047
Intermountain Power Agency, Utah Power Supply
Series 2023A, Rev., 5.00%, 7/1/2035	1,130	1,214
Series 2023A, Rev., 5.00%, 7/1/2036	1,000	1,065
Mida Mountain Village Public Infrastructure District, Utah Subordinate Tax Allocation Series 2024-2, Rev., 6.00%, 6/15/2054 (b)	2,000	1,983
Utah Housing Corp., Single Family Mortgage Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.50%, 7/1/2055	995	1,116
Total Utah		6,425
Vermont — 0.1%
Vermont Student Assistance Corp., Education Loan Series 2018A, Rev., AMT, 3.75%, 6/15/2030	360	360
Virginia — 1.1%
Halifax County Industrial Development Authority, Virginia Electric and Power Series 2010A, Rev., 3.80%, 5/28/2027 (c)	1,435	1,459
Virginia Port Authority, Rev., 5.00%, 7/1/2045	1,200	1,226
Virginia Public Building Authority Series 2015A, Rev., 4.00%, 8/1/2031	5,000	5,004
Virginia Small Business Financing Authority, Senior Lien, Transform 66 P3 Project, Rev., AMT, 5.00%, 12/31/2056	1,000	924
Total Virginia		8,613
Washington — 2.0%
Central Puget Sound Regional Transit Authority Series 2021S-1, Rev., 4.00%, 11/1/2046	2,005	1,781
Energy Northwest, Project 1 Series 2025A, Rev., 5.00%, 7/1/2035	1,000	1,136
State of Washington Series 2024C, GO, 5.00%, 2/1/2049	2,000	2,030
State of Washington, Motor Vehicle Fuel Tax Series 2025C, GO, 5.00%, 7/1/2030	2,000	2,232
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Municipal Bond Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Washington — continued
State of Washington, Various Purpose Series 2025A, GO, 5.00%, 8/1/2046	2,500	2,569
Vancouver Housing Authority Series 2025, Rev., 4.25%, 2/1/2038	2,000	1,945
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance
Rev., 4.00%, 12/1/2040 (b)	860	785
Rev., 4.00%, 12/1/2048 (b)	1,190	998
Washington State Housing Finance Commission, Rockwood Retirement Communities Project Series 2020A, Rev., 5.00%, 1/1/2041 (b)	2,000	1,870
Total Washington		15,346
West Virginia — 0.1%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Commercial Metal Co. Project, Rev., AMT, 4.63%, 5/15/2032 (c)	1,000	983
Wisconsin — 4.5%
Public Finance Authority, Acts Retirement Life Communities, Inc., Obligated Group Series 2020A, Rev., 5.00%, 11/15/2041	1,395	1,396
Public Finance Authority, Astro Texas Land Projects, Rev., 5.00%, 12/15/2036 (b)	1,999	1,972
Public Finance Authority, Kahala Nui Project, Rev., 5.25%, 11/15/2061	1,000	966
Public Finance Authority, KSU Bixby Real Estate Foundation LLC Project Series 2025B, Rev., 5.50%, 6/15/2055	750	737
Public Finance Authority, Presbyterian Villages of Michigan Obligated Group Series 2020A, Rev., 4.75%, 11/15/2053 (b)	2,740	1,832
Public Finance Authority, Senior Lien
Rev., AMT, 5.50%, 7/1/2044	1,000	984
Rev., AMT, 5.75%, 7/1/2049	2,000	1,988
Public Finance Authority, Triad Educational Services, Inc.
Rev., 5.25%, 6/15/2052	1,610	1,500
Rev., 5.38%, 6/15/2057	775	729
University of Wisconsin Hospitals and Clinics Series 2018C, Rev., VRDO, LIQ : BMO Harris Bank NA, 3.80%, 9/2/2025 (c)	13,600	13,600
Wisconsin Department of Transportation
Series 2025-1, Rev., 5.00%, 7/1/2034	1,665	1,912
Series 2025 1, Rev., 5.00%, 7/1/2036	1,000	1,131
Series 2025 1, Rev., 5.00%, 7/1/2037	1,500	1,676
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wisconsin — continued
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group, Rev., 5.25%, 8/15/2050	1,000	1,008
Wisconsin Health and Educational Facilities Authority, Forensic science and Protective Medicine Collaboration, Inc. Project Series 2024, Rev., 5.00%, 8/1/2027 (b)	1,500	1,523
Wisconsin Housing and Economic Development Authority, Home Ownership
Series B, Rev., 4.00%, 3/1/2048	120	120
Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	1,030	1,115
Total Wisconsin		34,189
Wyoming — 0.2%
University of Wyoming Series 2021C, Rev., A.G., 4.00%, 6/1/2041	600	566
Wyoming Community Development Authority Series 2024-1, Rev., 6.00%, 12/1/2054	985	1,077
Total Wyoming		1,643
Total Municipal Bonds (Cost $731,707)		727,358
	SHARES (000)
Short-Term Investments — 4.1%
Investment Companies — 4.1%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.13% (f) (g) (Cost $31,390)	31,389	31,392
Total Investments — 99.5% (Cost $763,097)		758,750
Other Assets in Excess of Liabilities — 0.5%		3,723
NET ASSETS — 100.0%		762,473

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
COLL	Collateral
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	51

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2025.

(d)	Security is prerefunded or escrowed to maturity.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of August 31, 2025.
Futures contracts outstanding as of August 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury Long Bond	71	12/19/2025	USD	8,112	2
Short Contracts
U.S. Treasury 10 Year Ultra Note	(49)	12/19/2025	USD	(5,607)	(26)
U.S. Treasury Ultra Bond	(24)	12/19/2025	USD	(2,794)	11
					(15)
					(13)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Municipal Bond Funds	August 31, 2025

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 84.9% (a)
Alabama — 1.7%
Alabama Federal Aid Highway Finance Authority
Series 2016A, Rev., 5.00%, 9/1/2026 (b)	1,695	1,737
Series A, Rev., 5.00%, 9/1/2027 (b)	2,705	2,840
Birmingham Airport Authority, Rev., 5.00%, 7/1/2026	225	230
Black Belt Energy Gas District, Gas Supply Series 2022D-2, Rev., LIQ : Royal Bank of Canada, (SOFR + 1.40%), 4.34%, 9/8/2025 (c)	25,450	25,675
County of Jefferson sewer Series 2024, Rev., 5.00%, 10/1/2027	1,250	1,310
Foley Utilities Board, Rev., 5.00%, 5/1/2027 (b)	35	36
Southeast Energy Authority A Cooperative District, Project No. 4 Series 2022B-2, Rev., (SOFR + 1.79%), 4.73%, 9/8/2025 (c)	10,000	10,183
State of Alabama Series 2016C, GO, 5.00%, 8/1/2026	25	25
Total Alabama		42,036
Alaska — 0.1%
Alaska Municipal Bond Bank Authority Series 3, Rev., 5.00%, 12/1/2026	25	26
Borough of Matanuska-Susitna, Alaska School General Obligation Series 2025B, GO, 5.00%, 11/1/2026	1,000	1,029
State of Alaska Series 2024B, GO, 5.00%, 8/1/2028	1,000	1,075
Total Alaska		2,130
Arizona — 1.0%
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Series 2024A, Rev., 5.00%, 11/1/2029	1,300	1,389
Arizona Industrial Development Authority, Phoenix Children's Hospital Series 2020A, Rev., 5.00%, 2/1/2026	155	157
Arizona Sports and Tourism Authority, Senior Lien Multipurpose Stadium Facility Project, Rev., 5.00%, 7/1/2027	750	785
Arizona Water Infrastructure Finance Authority Series 2024, Rev., 5.00%, 10/1/2027	4,000	4,221
City of Chandler Series 2016, GO, 5.00%, 7/1/2027	1,000	1,049
City of Mesa Utility System Series 2017, Rev., 4.00%, 7/1/2027	1,000	1,029
City of Phoenix Civic Improvement Corp., Junior Lien, Airport System Series 2017D, Rev., 5.00%, 7/1/2029	55	57
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued
City of Phoenix Civic Improvement Corp., Junior Lien, Water System Series 2014B, Rev., 5.00%, 7/1/2027	170	170
City of Tucson Series 2018A, GO, 5.00%, 7/1/2026	325	332
County of Pima Sewer System Series 2020B, COP, 5.00%, 7/1/2027	40	42
Maricopa County High School District No. 214 Tolleson Union High School, GO, 5.00%, 7/1/2026	315	322
Maricopa County Industrial Development Authority, Banner Health
Series 2016A, Rev., 5.00%, 1/1/2026	150	151
Series 2019D, Rev., 5.00%, 5/15/2026 (d)	1,150	1,168
Series 2023A-1, Rev., 5.00%, 5/15/2026 (d)	7,530	7,623
Series 2023A-2, Rev., 5.00%, 5/15/2028 (d)	250	263
Maricopa County Union High School District No. 210-Phoenix, Project of 2023
Series 2024A, GO, 5.00%, 7/1/2027	1,200	1,258
Series 2025B, GO, 5.00%, 7/1/2027	1,500	1,573
Salt River Project Agricultural Improvement and Power District, Arizona Electric System Series 2019A, Rev., 5.00%, 1/1/2027	385	399
Scottsdale Municipal Property Corp. Series 2017, Rev., 5.00%, 7/1/2027 (b)	55	58
Town of Queen, Creek Excise Tax, Rev., 5.00%, 8/1/2026 (b)	1,240	1,265
Total Arizona		23,311
Arkansas — 0.0% ^
State of Arkansas, Federal Highway, GO, 5.00%, 10/1/2025	40	40
University of Arkansas, Various Facility UAMS Campus Series 2019A, Rev., 5.00%, 3/1/2027	25	26
University of Central Arkansas, Student Fee
Series 2020A, Rev., 5.00%, 11/1/2026	220	226
Series 2020A, Rev., 5.00%, 11/1/2027	200	209
Total Arkansas		501
California — 0.9%
California Community Choice Financing Authority, Green Bond Series 2022A-2, Rev., (SOFR + 1.70%), 4.64%, 9/8/2025 (c)	5,000	5,028
California Health Facilities Financing Authority, St. Joseph Health System Series 2019C, Rev., 5.00%, 10/1/2025 (d)	1,000	1,002
California Health Facilities Financing Authority, Sutter Health Series 2016A, Rev., 5.00%, 11/15/2025 (b)	120	120
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	53

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
California Infrastructure and Economic Development Bank, Bay Area Toll Bridge First Lien Series 2003A, Rev., AMBAC, 5.00%, 1/1/2028 (b)	25	27
California Municipal Finance Authority Series 2021A, Rev., AMT, 3.75%, 10/1/2025 (d)	3,375	3,375
California Municipal Finance Authority, Waste Management, Inc., Project
Series 2020, Rev., AMT, VRDO, 3.80%, 12/1/2025 (d)	2,200	2,200
Series 2017A, Rev., AMT, 4.10%, 12/1/2025 (d)	1,000	1,000
California Pollution Control Financing Authority, Solid Waste Disposal, Republic Services, Inc., Project, Rev., AMT, 3.80%, 2/17/2026 (d) (e)	2,500	2,500
California Statewide Communities Development Authority, Enloe Medical Center, Rev., 5.00%, 2/15/2026 (b)	25	25
City of Vernon, Electric System
Series 2021A, Rev., 5.00%, 10/1/2027	25	26
Series 2021A, Rev., 5.00%, 4/1/2028	75	79
Desert Community College District, GO, 5.00%, 2/1/2026 (b)	20	20
Golden State Tobacco Securitization Corp. Series 2017A-1, Rev., 5.00%, 6/1/2026 (b)	90	92
Los Angeles Department of Water and Power System
Series 2020A, Rev., 5.00%, 7/1/2026	500	510
Series 2022E, Rev., 5.00%, 7/1/2026	1,350	1,376
Series 2016B, Rev., 5.00%, 7/1/2027	1,000	1,007
Series 2017B, Rev., 5.00%, 7/1/2030	515	529
Series 2024C, Rev., 5.00%, 7/1/2030	400	442
San Diego Community College District, GO, 5.00%, 8/1/2026 (b)	25	26
Southern California Public Power Authority Series 2023-1, Rev., 5.00%, 7/1/2026	800	816
State of California, Various Purpose, GO, 5.00%, 12/1/2027	2,205	2,345
Total California		22,545
Colorado — 1.5%
Adams and Arapahoe Counties Joint School District 28J Aurora, GO, 5.50%, 12/1/2026	2,000	2,079
Boulder Larimer and Weld Countes St. Vrain Valley School District Re-1J Series 2016C, GO, 5.00%, 12/15/2025 (b)	20	20
City and County of Denver
Series 2024A, GO, 5.00%, 8/1/2026	700	717
Series 2024B, GO, 5.00%, 8/1/2026	600	615
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Colorado — continued
City and County of Denver, Airport System
Series 2022C, Rev., 5.00%, 11/15/2025	40	40
Series 2023B, Rev., AMT, 5.00%, 11/15/2027	1,500	1,572
Series 2023B, Rev., AMT, 5.00%, 11/15/2028	5,000	5,334
City and County of Denver, Wellington E. Webb Municipal Office Building, COP, 5.00%, 12/1/2026	30	31
Colorado Bridge Enterprise Series 2019A, Rev., 4.00%, 12/1/2025	115	115
Colorado Health Facilities Authority, Adventhealth Obligated Group Series 2019B, Rev., 5.00%, 11/19/2026 (d)	1,260	1,291
Colorado Health Facilities Authority, Adventist Health System
Series 2018B, Rev., 5.00%, 11/20/2025 (d)	2,965	2,981
Series 2016C, Rev., 5.00%, 11/15/2026 (d)	3,260	3,349
Series 2025A, Rev., 5.00%, 11/15/2030 (d)	2,000	2,189
Colorado Health Facilities Authority, CommonSpirit Health
Series 2019B-2, Rev., 5.00%, 8/1/2026 (d)	115	116
Series 2019A-2, Rev., 5.00%, 8/1/2028	25	27
Colorado Health Facilities Authority, Intermountain Healthcare
Series 2022B, Rev., 5.00%, 8/17/2026 (d)	1,700	1,737
Series 2022C, Rev., 5.00%, 8/15/2028 (d)	1,300	1,382
Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project Series 2020A, Rev., 4.00%, 9/1/2030 (b)	1,650	1,768
Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project Series 2017, Rev., 5.00%, 6/1/2027 (b)	220	229
Denver City and County School District No. 1, GO, 5.00%, 12/1/2025	25	25
Denver Urban Renewal Authority Series 2010B-1, Rev., 5.00%, 12/1/2025	70	70
Regional Transportation District Sales Tax Series 2023A, Rev., 5.00%, 11/1/2026	60	62
Regional Transportation District, Denver Transit Partners
Series 2020A, Rev., 3.00%, 1/15/2026	110	110
Series 2020A, Rev., 5.00%, 7/15/2026	225	229
State of Colorado
Series 2017K, COP, 5.00%, 3/15/2026	30	30
Series 2018L, COP, 5.00%, 3/15/2026	50	51
Series 2020A, COP, 5.00%, 9/1/2027	25	26
Series 2018A, COP, 5.00%, 12/15/2027	20	21
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Municipal Bond Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
Series 2018L, COP, 4.00%, 3/15/2029	50	52
University of Colorado, Enterprise System Series 2017A-2, Rev., 5.00%, 6/1/2027	50	52
University of Colorado, Hospital Authority Series 2018C, Rev., VRDO, LIQ : TD Bank NA, 2.75%, 9/2/2025 (d)	10,000	10,000
Total Colorado		36,320
Connecticut — 0.9%
Connecticut State Health and Educational Facilities Authority, Stamford Hospital Series L-1, Rev., 4.00%, 7/1/2026	350	353
State of Connecticut
Series F, GO, 5.00%, 11/15/2025	75	75
Series 2025B, GO, 5.00%, 12/1/2026	9,200	9,498
Series 2025B, GO, 5.00%, 12/1/2027	4,225	4,475
Series 2018F, GO, 5.00%, 9/15/2028	755	814
State of Connecticut Clean Water Fund, State Revolving Fund Series 2015A, Rev., 5.00%, 3/1/2026	40	40
State of Connecticut Special Tax
Series 2021A, Rev., 5.00%, 5/1/2026	1,000	1,018
Series 2021D, Rev., 5.00%, 11/1/2026	100	103
Series B, Rev., 5.00%, 9/1/2028	140	144
State of Connecticut Special Tax, Transportation Infrastructure Purpose Series B, Rev., 5.00%, 9/1/2027	50	51
Town of Groton, GO, BAN, 4.25%, 4/23/2026	4,300	4,335
Total Connecticut		20,906
Delaware — 0.3%
University of Delaware Series 2013C, Rev., VRDO, LIQ : TD Bank NA, 2.75%, 9/2/2025 (d)	8,000	8,000
District of Columbia — 0.9%
District of Columbia
Series 2024C, GO, 5.00%, 12/1/2027	5,000	5,295
Series 2024C, GO, 5.00%, 12/1/2028	2,000	2,167
Series 2017D, GO, 5.00%, 6/1/2029	2,000	2,085
District of Columbia Housing Finance Agency, Multi Family Housing Edgewood Apartments Project Series 2023, Rev., FHA, 5.00%, 6/1/2026 (d)	5,100	5,116
District of Columbia Housing Finance Agency, Paxton Project Series 2022, Rev., VRDO, 2.95%, 12/1/2025 (d)	3,250	3,250
District of Columbia, Children's Hospital Obligated Group
Series 2015, Rev., 5.00%, 7/15/2026	100	101
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

District of Columbia — continued
Series 2015, Rev., 5.00%, 7/15/2027	50	50
Series 2015, Rev., 5.00%, 7/15/2028	170	172
Series 2015, Rev., 5.00%, 7/15/2029	20	20
District of Columbia, Gallaudet University Project Series 2021A, Rev., 5.00%, 4/1/2026	100	101
District of Columbia, National Public Radio, Inc., Issue
Rev., 4.00%, 4/1/2026 (b)	25	25
Series 2016, Rev., 5.00%, 4/1/2026 (b)	25	25
Metropolitan Washington Airports Authority Aviation Series 2024A, Rev., AMT, 5.00%, 10/1/2030	2,000	2,186
Washington Metropolitan Area Transit Authority
Series 2017B, Rev., 5.00%, 7/1/2027	170	178
Series A-1, Rev., 5.00%, 7/1/2028	375	392
Total District of Columbia		21,163
Florida — 2.8%
Alachua County School Board Series 2020, COP, A.G., 5.00%, 7/1/2027	65	68
Central Florida Expressway Authority, Senior Lien
Series 2019B, Rev., 5.00%, 7/1/2026	40	41
Series 2016B, Rev., 5.00%, 7/1/2028	685	699
Series 2017, Rev., 5.00%, 7/1/2029	90	94
City of Fort Myers Utility System Series 2020A, Rev., A.G., 5.00%, 10/1/2025	70	70
City of Gainesville, Utilities System
Series 2017A, Rev., 5.00%, 10/1/2028	765	803
Series B, Rev., 5.00%, 10/1/2029	225	225
City of Jacksonville
Series 2015, Rev., 5.00%, 10/1/2027	325	326
Series 2019A, Rev., 5.00%, 10/1/2027	100	106
City of Lakeland, Department of Electric Utilities Series 2010A, Rev., A.G., 5.25%, 10/1/2028	500	540
City of South Miami Health Facilities Authority, Inc., Baptist Health South, Rev., 5.00%, 8/15/2028	65	68
County of Broward, Airport System
Series 2013C, Rev., 5.25%, 10/1/2026	50	50
Series A, Rev., AMT, 5.00%, 10/1/2029	1,000	1,001
County of Lee, Airport Series 2021A, Rev., AMT, 5.00%, 10/1/2028	1,500	1,594
County of Miami-Dade
Series 2020, GO, 5.00%, 7/1/2027	20	21
Series 2016, Rev., 5.00%, 10/1/2029	125	128
County of Miami-Dade, Aviation System
Series B, Rev., 5.00%, 10/1/2026	35	35
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	55

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Series A, Rev., 5.00%, 10/1/2027	175	179
Series A, Rev., 5.00%, 10/1/2028	1,340	1,374
Series A, Rev., 5.00%, 10/1/2029	155	159
County of Miami-Dade, Building Better Communities Program Series 2016A, GO, 5.00%, 7/1/2027	20	21
County of Miami-Dade, Water and Sewer System Series 2021, Rev., 5.00%, 10/1/2027	735	775
County of St. Lucie, Power and Light Co., Project, Rev., VRDO, 2.75%, 9/8/2025 (d)	10,000	10,000
Duval County Public Schools
Series 2022A, COP, A.G., 5.00%, 7/1/2027	235	246
Series 2022A, COP, A.G., 5.00%, 7/1/2028	95	102
Escambia County School Board Series 2020A, COP, 5.00%, 2/1/2026	195	197
Florida Department of Environmental Protection
Series 2017A, Rev., 5.00%, 7/1/2027	100	105
Series 2019B, Rev., 5.00%, 7/1/2027	45	47
Florida Department of Management Services
Series 2017A, Rev., 5.00%, 9/1/2026	115	118
Series 2018A, COP, 5.00%, 11/1/2026	595	613
Series 2018A, COP, 5.00%, 11/1/2027	1,805	1,907
Series 2021A, COP, 5.00%, 11/1/2029	1,350	1,490
Florida Housing Finance Corp., Culmer Apartments Series 2023C, Rev., 5.00%, 12/1/2025 (d)	3,725	3,743
Florida Local Government Finance Commission, Fleet Landing at Nocatee Project Series 2025B-3, Rev., 4.20%, 11/15/2030 (e) (f)	3,500	3,515
Florida Municipal Power Agency, All-Requirements Power Supply Project
Series 2017A, Rev., 5.00%, 10/1/2025	1,075	1,077
Series 2016A, Rev., 5.00%, 10/1/2026	55	57
Series 2017A, Rev., 5.00%, 10/1/2026	70	72
Series 2016A, Rev., 5.00%, 10/1/2027	70	72
Series 2017A, Rev., 5.00%, 10/1/2027	1,345	1,414
Series 2019A, Rev., 5.00%, 10/1/2027	215	226
Series 2018A, Rev., 4.00%, 10/1/2028	2,820	2,876
Series 2016A, Rev., 5.00%, 10/1/2028	900	924
Greater Orlando Aviation Authority Series 2017A, Rev., AMT, 5.00%, 10/1/2027 (b)	750	785
Hillsborough County Industrial Development Authority, Baycare Health System Series 2024E, Rev., VRDO, LIQ : Royal Bank of Canada, 2.62%, 9/2/2025 (d)	10,000	10,000
JEA Electric System
Series 2017B, Rev., 5.00%, 10/1/2027	75	79
Series 2017B, Rev., 5.00%, 10/1/2029	25	26
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
Lee County School Board (The)
Series 2020A, COP, 5.00%, 8/1/2026	260	266
Series 2014A, COP, 5.00%, 8/1/2028	145	145
Manatee County School District Series 2017, Rev., A.G., 5.00%, 10/1/2029	45	46
Miami-Dade County Expressway Authority, Toll System
Series 2014A, Rev., 5.00%, 7/1/2027	210	210
Series 2016A, Rev., 5.00%, 7/1/2028	100	102
Miami-Dade County Housing Finance Authority, Quail Roost Transit Village Series 2023, Rev., VRDO, 5.00%, 9/1/2025 (d)	2,250	2,250
Miami-Dade County Housing Finance Authority, Santa Clara II Apartments Series 2023, Rev., 5.00%, 10/1/2025 (d)	4,655	4,662
Orange County Convention Center Series 2017, Rev., 5.00%, 10/1/2026	210	216
Orange County Health Facilities Authority, Orlando Health Obligated Group Series 2019B, Rev., 5.00%, 10/1/2026	50	51
Orange County School Board
Series 2016C, COP, 5.00%, 8/1/2026 (b)	4,225	4,323
Series 2016B, COP, 5.00%, 8/1/2027	55	56
Series 2017B, COP, 5.00%, 8/1/2027	2,155	2,258
Series 2017C, COP, 5.00%, 8/1/2028	85	91
Orlando Utilities Commission Series 2020A, Rev., 5.00%, 10/1/2027	25	26
Palm Beach County School District
Series 2018A, COP, 5.00%, 8/1/2026	275	282
Series 2022B, COP, 5.00%, 8/1/2026	60	62
Series 2017A, COP, 5.00%, 8/1/2027	180	189
Series 2018B, COP, 5.00%, 8/1/2027	400	420
Series 2018C, COP, 5.00%, 8/1/2029	115	123
Palm Beach County Solid Waste Authority
Series 2015, Rev., 5.00%, 10/1/2025	250	251
Series 2015, Rev., 5.00%, 10/1/2026	80	80
Pasco County School Board Series 2022A, COP, 5.00%, 8/1/2027	80	84
Polk County School District Series 2019B, COP, 5.00%, 1/1/2026	110	111
School Board of Miami-Dade County (The), Florida Certificates of Participation
Series 2015D, COP, 5.00%, 2/1/2027	1,325	1,337
Series 2012A, COP, 4.00%, 8/1/2028	150	150
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Municipal Bond Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
School District of Broward County, Florida Certificates of Participation Series A, COP, 5.00%, 7/1/2028	75	76
South Broward Hospital District, Memorial Healthcare System, Rev., 4.00%, 5/1/2026	110	111
State of Florida, Board of Education, Lottery Series 2016A, Rev., 5.00%, 7/1/2026	95	97
State of Florida, Department of Education Series 2018A, Rev., 5.00%, 7/1/2027	50	52
State of Florida, Department of Transportation
Series 2019A, Rev., 5.00%, 7/1/2027	20	21
Series 2019A, Rev., 5.00%, 7/1/2028	105	113
State of Florida, Department of Transportation Turnpike System Series 2025A, Rev., 5.00%, 7/1/2029	1,900	2,084
State of Florida, Full Faith and Credit, Board of Education, Public Education Capital Outlay
Series 2023A, GO, 5.00%, 6/1/2026	200	204
Series 2020A, GO, 5.00%, 6/1/2027	105	110
State of Florida, Lottery Series 2017A, Rev., 5.00%, 7/1/2027	20	21
Tampa Bay Water, Regional Water Supply Authority, Utility System Series 2016C, Rev., 5.00%, 10/1/2027	225	237
Tampa Sports Authority Series 2015, Rev., 5.00%, 1/1/2026	80	80
Total Florida		69,065
Georgia — 0.4%
Albany-Dougherty Payroll Development Authority, Procter & Gamble Paper Products Series 1999, Rev., 5.20%, 5/15/2028	25	27
Atlanta Development Authority, Georgia State University Research Foundation Science Park LLC Project Series 2016, Rev., 4.00%, 7/1/2026 (b)	1,555	1,573
Bartow County Development Authority, Georgia Power Co. Plant Series 2009-1, Rev., 3.95%, 3/8/2028 (d)	210	215
Cedartown Polk County Hospital Authority, Polk Medical Center Project, Rev., 5.00%, 7/1/2026 (b)	110	112
City of Atlanta Water and Wastewater Series 2004, Rev., A.G., 5.75%, 11/1/2027	1,000	1,074
Clarke County Hospital Authority, Pidemont Healthcare Series 2016A, Rev., 5.00%, 7/1/2029	25	25
County of DeKalb, Water and Sewerage Series 2006B, Rev., 5.25%, 10/1/2026	30	31
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Georgia — continued
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project Series 2012-2, Rev., 3.30%, 8/21/2029 (d)	2,250	2,262
Henry County Hospital Authority, Piedmont Henry Hospital Project Series 2014A, Rev., 5.00%, 7/1/2027	1,390	1,392
Metropolitan Atlanta Rapid Transit Authority, Sales Tax Series 2017D, Rev., 4.00%, 7/1/2029	1,000	1,023
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4 Project Series 2019A, Rev., 5.00%, 1/1/2026	1,000	1,007
State of Georgia Series 2014A, GO, 4.00%, 2/1/2026	100	100
Total Georgia		8,841
Guam — 0.0% ^
Territory of Guam (Guam)
Series 2025G, Rev., 5.00%, 1/1/2028	275	287
Series 2025G, Rev., 5.00%, 1/1/2029	475	504
Total Guam		791
Hawaii — 0.0% ^
City and County Honolulu
Series A, Rev., 4.00%, 7/1/2026	20	20
Series D, GO, 5.00%, 9/1/2026	70	72
City and County of Honolulu Series 2022A, GO, 5.00%, 11/1/2026	120	124
County of Hawaii Series A, GO, 5.00%, 9/1/2027	50	50
State of Hawaii
Series FK, GO, 5.00%, 5/1/2027	75	78
Series FH, GO, 5.00%, 10/1/2028	70	72
Total Hawaii		416
Illinois — 3.8%
Carol Stream Park District Series 2020C, GO, 4.00%, 11/1/2026	1,020	1,037
Chicago O'Hare International Airport, General Airport, Senior Lien
Series A, Rev., 5.00%, 1/1/2027	20	21
Series C, Rev., 5.00%, 1/1/2027	20	20
Series C, Rev., 5.00%, 1/1/2028	575	579
Series C, Rev., 5.00%, 1/1/2028	40	41
Series C, Rev., 5.00%, 1/1/2029	595	600
City of Springfield Electric, Senior Lien, Rev., 5.00%, 3/1/2030	1,870	2,036
County of Cook
Series 2022A, GO, 5.00%, 11/15/2025	1,955	1,965
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	57

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Series 2021B, GO, 4.00%, 11/15/2026	230	234
Series 2021A, GO, 5.00%, 11/15/2026	205	211
Series 2016A, GO, 5.00%, 11/15/2027	2,800	2,878
Series 2016A, GO, 5.00%, 11/15/2028	45	46
County of Cook, Sales Tax Series 2022A, Rev., 5.00%, 11/15/2025	45	45
DuPage County Community High School District No. 94 West Chicago, GO, 4.00%, 1/1/2033	10	10
Illinois Development Finance Authority, Solid waste Management, Inc. Project, Rev., AMT, 4.25%, 11/3/2025 (d)	6,000	6,005
Illinois Finance Authority, Clean Water Initiative Revolving Fund
Series 2019, Rev., 5.00%, 1/1/2027	240	248
Series 2019, Rev., 5.00%, 7/1/2027	250	262
Series 2020, Rev., 5.00%, 7/1/2027	40	42
Illinois Finance Authority, Edward Elmhurst Healthcare Series 2018A, Rev., 5.00%, 1/1/2028 (b)	20	21
Illinois Finance Authority, Northwestern Memorial Healthcare Series 2017A, Rev., 5.00%, 7/15/2027	80	84
Illinois Finance Authority, Northwestern University
Series 2015, Rev., 5.00%, 12/1/2025	25	25
Series 2017A, Rev., 5.00%, 7/15/2026	270	276
Illinois Finance Authority, Presbyterian Homes Obligated Group Series 2021B, Rev., (SIFMA Municipal Swap Index Yield + 0.70%), 3.33%, 9/11/2025 (c)	1,125	1,118
Illinois Finance Authority, Presence Health Network Series 2016C, Rev., 5.00%, 2/15/2027	145	151
Illinois Finance Authority, Rush University Medical Center Obligated Group
Series 2015A, Rev., 5.00%, 11/15/2025	765	766
Series 2015A, Rev., 5.00%, 11/15/2027	20	20
Illinois Finance Authority, State Clean Water Initiative
Series 2016, Rev., 5.00%, 1/1/2026	20	20
Series 2017, Rev., 5.00%, 1/1/2026	95	96
Series 2017, Rev., 5.00%, 7/1/2027	20	21
Illinois Finance Authority, Swedish Covenant Hospital Series 2016A, Rev., 5.00%, 8/15/2026 (b)	1,145	1,170
Illinois Finance Authority, The Carle Foundation Series 2021A, Rev., 5.00%, 8/15/2028	100	107
Illinois Finance Authority, Uchicago Medicine Series 2022B-2, Rev., 5.00%, 8/15/2027 (d)	2,065	2,141
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
Illinois Finance Authority, Unitypoint Health Series 2016D, Rev., 4.00%, 2/15/2026 (b)	5,000	5,035
Illinois Finance Authority, University of Chicago Series 2015A, Rev., 5.00%, 10/1/2025 (b)	23,000	23,046
Illinois Municipal Electric Agency, Power Supply System
Series 2015A, Rev., 4.00%, 9/9/2025	3,200	3,201
Series 2015A, Rev., 5.00%, 9/9/2025	100	100
Illinois State Toll Highway Authority
Series 2019C, Rev., 5.00%, 1/1/2026	95	96
Series 2018A, Rev., 5.00%, 1/1/2027	45	47
Series 2019B, Rev., 5.00%, 1/1/2027	555	575
Series 2019C, Rev., 5.00%, 1/1/2027	165	171
Series 2016B, Rev., 5.00%, 1/1/2028	25	25
Series 2018A, Rev., 5.00%, 1/1/2028	75	79
Series 2019C, Rev., 5.00%, 1/1/2029	400	432
Kane McHenry Cook and De Kalb Counties Unit School District No. 300 Series 2015, GO, 5.00%, 1/1/2027	20	20
Northern Illinois Municipal Power Agency
Series 2016A, Rev., 5.00%, 12/1/2026	175	180
Series 2016A, Rev., 5.00%, 12/1/2029	1,185	1,216
Regional Transportation Authority
Series 2017A, Rev., 5.00%, 7/1/2028	285	296
Series 2017A, Rev., 5.00%, 7/1/2029	1,700	1,764
State of Illinois
Series 2019B, GO, 5.00%, 9/1/2025	3,860	3,860
Series 2020D, GO, 5.00%, 10/1/2025	20	20
Series 2017D, GO, 5.00%, 11/1/2025	2,325	2,334
Series 2017A, GO, 5.00%, 12/1/2025	250	251
GO, 5.00%, 2/1/2026	695	702
GO, 5.50%, 5/1/2026	5,000	5,093
Series 2023D, GO, 5.00%, 7/1/2026	8,000	8,154
Series 2017D, GO, 5.00%, 11/1/2026	1,110	1,140
Series 2016, GO, 5.00%, 2/1/2027	150	155
Series 2021B, GO, 5.00%, 3/1/2027	125	129
Series 2022A, GO, 5.00%, 3/1/2027	20	21
Series 2023D, GO, 5.00%, 7/1/2027	90	94
Series 2018A, GO, 5.00%, 10/1/2027	200	210
Series 2017D, GO, 5.00%, 11/1/2027	1,160	1,217
Series 2022B, GO, 5.00%, 3/1/2028	50	53
Series 2016, GO, 5.00%, 6/1/2028	1,345	1,368
Series 2017D, GO, 5.00%, 11/1/2028	2,965	3,119
Series 2017A, GO, 5.00%, 12/1/2028	90	95
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Municipal Bond Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Series 2016, GO, 5.00%, 2/1/2029	35	36
Series 2018A, GO, 5.00%, 5/1/2029	400	423
Series 2017C, GO, 5.00%, 11/1/2029	30	31
Series 2021A, GO, 5.00%, 12/1/2029	85	93
State of Illinois, Sales Tax
Series 2013, Rev., 5.00%, 6/15/2026	1,250	1,254
Series 2021A, Rev., 4.00%, 6/15/2027	40	41
Series 2016, Rev., 5.00%, 6/15/2029	25	25
University of Illinois Series 2023A, Rev., 5.00%, 4/1/2027	80	83
University of Illinois, Auxiliary Facilities System Series 2023A, Rev., 5.00%, 4/1/2026	1,550	1,571
Village of Oswego Series 2016, GO, 5.00%, 12/15/2025 (b)	1,380	1,389
Will Grundy Etc Counties Community College District No. 525, Joliet Junior College, GO, 5.00%, 1/1/2026	30	30
Total Illinois		91,570
Indiana — 1.4%
City of Indianapolis, Department of Public Utilities Water System
Series 2016B, Rev., 5.00%, 10/1/2026	20	21
Series 2018A, Rev., 5.00%, 10/1/2026	80	82
City of Indianapolis, Department of Public Utilities Water System, First Lien Series 2018A, Rev., 5.00%, 10/1/2027	45	47
City of Whiting, BP Products North America, Inc. Project Series 2019A, Rev., AMT, 5.00%, 6/5/2026 (d)	1,900	1,923
Gary Community School Building Corp., Ad Valorem Property Tax First Mortgage
Series 2020B, Rev., 4.00%, 1/15/2026	220	221
Series 2020B, Rev., 4.00%, 7/15/2026	235	237
Indiana Finance Authority Series 2017A, Rev., 5.00%, 12/1/2027 (b)	20	21
Indiana Finance Authority, Community Foundation of Northern Indiana Obligated Group, Rev., 5.00%, 9/1/2028	2,065	2,113
Indiana Finance Authority, CWA Authority Project Series 2021-2, Rev., 5.00%, 10/1/2027	105	110
Indiana Finance Authority, Indiana University Health Obligated Group
Series 2016A, Rev., 5.00%, 12/1/2025	165	166
Series 2023B1, Rev., 5.00%, 7/1/2028 (d)	2,100	2,218
Series 2025D-1, Rev., 5.00%, 10/1/2029 (d)	1,500	1,612
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Indiana — continued
Indiana Finance Authority, Parkview Health System, Inc. Series 2017A, Rev., 5.00%, 11/1/2025	250	251
Indiana Finance Authority, Stadium Project Series 2022A, Rev., 5.00%, 2/1/2026	40	40
Indiana Finance Authority, State Revolving Fund Program Series 2017C, Rev., 5.00%, 2/1/2027	70	72
Indiana Housing and Community Development Authority, Single Family Series 2017B-3, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/2/2025 (d)	20,000	20,000
Indiana Municipal Power Agency, Power Supply System
Series 2016C, Rev., 5.00%, 1/1/2026	55	55
Series 2016C, Rev., 5.00%, 1/1/2027	40	41
Series 2016C, Rev., 5.00%, 1/1/2028	30	31
Series 2016C, Rev., 5.00%, 1/1/2029	185	189
Purdue University Series EE, Rev., 5.00%, 7/1/2027	35	37
Tippecanoe School Corp.
Series 2024A, GO, 5.00%, 1/15/2026	2,830	2,855
Series 2024B, GO, 5.00%, 1/15/2026	2,830	2,855
Total Indiana		35,197
Iowa — 2.1%
City of Shenandoah, Iowa Sewer Capital Loan Project, Rev., 4.00%, 6/30/2026	11,900	11,987
Iowa Finance Authority, Midwestern Disaster Area, Archer-Daniels-Midland Co., Project, Rev., VRDO, 2.77%, 9/11/2025 (d)	15,200	15,200
Iowa Finance Authority, State Revolving Fund Series 2016, Rev., 5.00%, 8/1/2026	95	97
State of Iowa, Ijobs Program Series 2016A, Rev., 5.00%, 6/1/2027	2,000	2,036
University of Iowa (The), Parking System Series 2023, Rev., BAN, 3.50%, 10/7/2025	21,595	21,614
Total Iowa		50,934
Kansas — 0.6%
City of Derby Series 2024-1, GO, 4.00%, 12/1/2026	2,000	2,006
Kansas Development Finance Authority, AdventHealth Series 2021B, Rev., 5.00%, 11/15/2028 (d)	5,600	5,968
Kansas Development Finance Authority, State of Kansas Project Series 2020R, Rev., 5.00%, 11/1/2025	155	156
Riley County Unified School District No. 383, Manhattan-Ogden Series 2018A, GO, 5.00%, 9/1/2027 (b)	60	63
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	59

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Kansas — continued
State of Kansas, Department of Transportation
Series 2025A, Rev., 5.00%, 9/1/2027	2,000	2,107
Series 2025A, Rev., 5.00%, 9/1/2028	3,000	3,236
University of Kansas Hospital Authority, Health System Series 2017A, Rev., 4.00%, 3/1/2027 (b)	225	230
Wyandotte County-Kansas City Unified Government Utility System
Series 2014A, Rev., 5.00%, 9/1/2028	1,000	1,001
Series 2014A, Rev., 5.00%, 9/1/2029	1,000	1,001
Total Kansas		15,768
Kentucky — 0.5%
Commonwealth of Kentucky, State Office Building Project Series 2018A, COP, 4.00%, 4/15/2027	1,250	1,277
County of Trimble Series 2023A, Rev., AMT, 4.70%, 6/1/2027 (d)	1,000	1,013
Kentucky Asset Liability Commission Series 2021A, Rev., 5.00%, 11/1/2027	25	26
Kentucky State Property and Building Commission, Project No. 112
Series B, Rev., 5.00%, 11/1/2026	105	108
Series B, Rev., 5.00%, 11/1/2027	1,000	1,030
Series B, Rev., 5.00%, 11/1/2028	305	314
Kentucky State Property and Building Commission, Project No. 113 Series 2024B, Rev., 5.00%, 11/1/2027	1,000	1,056
Kentucky State Property and Building Commission, Project No. 115, Rev., 5.00%, 4/1/2028	500	521
Kentucky State Property and Building Commission, Project No. 122 Series A, Rev., 5.00%, 11/1/2027	260	274
Kentucky State Property and Building Commission, Project No. 124 Series A, Rev., A.G., 5.00%, 11/1/2025	25	25
Kentucky State Property and Building Commission, Project No. 130 Series 2024B, Rev., 5.00%, 11/1/2029	80	88
Kentucky State Property and Building Commission, Project No. 131 Series A, Rev., 5.00%, 10/1/2028	1,000	1,079
Kentucky Turnpike Authority, Revitalization Projects
Series B, Rev., 5.00%, 7/1/2026	90	92
Series B, Rev., 5.00%, 7/1/2027	125	131
Louisville and Jefferson County Metropolitan Government, Louisville Gas and Electric Co. Project Series 2001A, Rev., 0.90%, 9/1/2026	5,000	4,877
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Kentucky — continued
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc. Series 2016A, Rev., 5.00%, 10/1/2027	75	77
Louisville Water Co. Series 2019, Rev., 5.00%, 11/15/2025	100	101
University of Kentucky, General Receipts
Series 2015B, Rev., 5.00%, 10/1/2026	35	35
Series 2015B, Rev., 5.00%, 10/1/2027	70	70
Total Kentucky		12,194
Louisiana — 0.7%
City of New Orleans, Water System Series 2015, Rev., 5.00%, 12/1/2025 (b)	25	25
City of Shreveport, Water and Sewer, Junior Lien Series 2018C, Rev., 5.00%, 12/1/2026	75	77
Louisiana Public Facilities Authority, Elementus Minerals, LLC Project Series 2023, Rev., 5.00%, 11/1/2025 (d) (e)	9,000	9,020
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Series 2002B, Rev., 5.50%, 5/15/2026 (b)	30	31
Louisiana Public Facilities Authority, Tulane University of Louisiana Project
Series 2020A, Rev., 5.00%, 4/1/2026 (b)	20	20
Series 2020A, Rev., 5.00%, 4/1/2026	80	81
State of Louisiana
Series 2023A, GO, 5.00%, 4/1/2027	680	708
Series 2024E, GO, 5.00%, 9/1/2028	1,600	1,721
Series 2024E, GO, 5.00%, 9/1/2029	1,000	1,097
State of Louisiana, Gasoline and Fuels Tax, Second Lien Series 2023A-1, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/2/2025 (d)	4,000	4,000
Total Louisiana		16,780
Maine — 0.4%
Maine Health and Higher Educational Facilities Authority, Mainehealth Series 2020A, Rev., 5.00%, 7/1/2026	250	255
Maine Municipal Bond Bank Series 2020A, Rev., 5.00%, 9/1/2027	20	21
Maine School Administrative District No. 51 Series 2025A, GO, BAN, 4.50%, 12/30/2025	6,400	6,437
Maine Turnpike Authority
Rev., 5.00%, 7/1/2029	1,000	1,095
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Municipal Bond Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Maine — continued
Rev., 5.00%, 7/1/2030	1,000	1,112
State of Maine Series 2022B, GO, 5.00%, 6/1/2026	65	66
Total Maine		8,986
Maryland — 0.2%
County of Baltimore Series 2017, GO, 5.00%, 3/1/2027	25	26
County of Baltimore, Equipment Acquisition Program, COP, 5.00%, 3/1/2027	85	88
County of Howard Series 2017A, GO, 5.00%, 2/15/2027	45	47
County of Montgomery Series 2018A, GO, 5.00%, 11/1/2026	75	77
Maryland Health and Higher Educational Facilities Authority, The Johns Hopkins Health System Series 2024A, Rev., VRDO, LOC : TD Bank NA, 2.70%, 9/2/2025 (d)	5,000	5,000
State of Maryland
Series 2016, GO, 4.00%, 9/22/2025	130	130
Series 2021A, GO, 5.00%, 8/1/2026	135	138
State of Maryland, Department of Transportation Series 2017, Rev., 5.00%, 5/1/2026	250	250
State of Maryland, Department of Transportation, Second Issue Series 2018, Rev., 5.00%, 10/1/2027	50	52
University System of Maryland
Series 2017A, Rev., 5.00%, 4/1/2026	40	41
Series 2019B, Rev., 5.00%, 4/1/2026	35	36
Series 2019C, Rev., 5.00%, 4/1/2027	100	104
Total Maryland		5,989
Massachusetts — 3.6%
Central Berkshire Regional School District, GO, BAN, 4.25%, 9/26/2025	7,208	7,216
City of Boston Series 2015B, GO, 5.00%, 4/1/2026	50	50
City of Pittsfield, GO, BAN, 4.50%, 2/20/2026	3,100	3,125
City of Somerville Series 2025B, GO, BAN, 5.00%, 7/1/2026	11,500	11,729
City of Springfield, GO, BAN, 4.25%, 5/1/2026	6,000	6,059
Commonwealth of Massachusetts
Series C, GO, A.G., 5.25%, 11/1/2026	50	52
Series 2021A, GO, 5.00%, 9/1/2029	2,000	2,202
Commonwealth of Massachusetts, Consolidated Loan of 2023 Series 2023B, GO, 5.00%, 10/1/2026	40	41
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Massachusetts — continued
Massachusetts Development Finance Agency, Children's Hospital Corp. Obligated Group Series 2024U-2, Rev., VRDO, LOC : TD Bank NA, 2.50%, 9/2/2025 (d)	10,000	10,000
Massachusetts Development Finance Agency, Partners Healthcare System Issue
Series O-2, Rev., 5.00%, 7/1/2026	50	50
Series 2016Q, Rev., 5.00%, 7/1/2029	220	225
Massachusetts School Building Authority, Dedicated Sales Tax Series 2016B, Rev., 5.00%, 11/15/2026 (b)	135	139
Merrimack Valley Regional Transit Authority, Rev., RAN, 4.25%, 6/18/2026	5,000	5,052
Town of Abington, GO, BAN, 4.50%, 4/23/2026	2,000	2,018
Town of Charlton, GO, BAN, 4.25%, 4/16/2026	5,500	5,556
Town of Middleborough, GO, BAN, 4.25%, 9/26/2025	7,554	7,562
Town of Nahant, GO, BAN, 4.25%, 7/24/2026	2,000	2,025
Town of Oxford, GO, BAN, 4.00%, 3/5/2026	3,000	3,019
Town of Seekonk, GO, BAN, 4.25%, 4/16/2026	3,400	3,435
Town of Westford, GO, BAN, 4.25%, 4/30/2026	11,000	11,117
University of Massachusetts Building Authority Series 2015-1, Rev., 5.00%, 11/1/2029	2,000	2,008
Worcester Regional Transit Authority, Rev., RAN, 4.25%, 6/18/2026	4,000	4,042
Total Massachusetts		86,722
Michigan — 3.0%
Fulton School District, Unlimited Tax
GO, A.G., 4.00%, 5/1/2026	220	222
GO, A.G., 4.00%, 5/1/2027	210	214
Great Lakes Water Authority, Water Supply System, Second Lien
Series 2018A, Rev., 5.00%, 7/1/2026	215	219
Series 2018A, Rev., 5.00%, 7/1/2027	25	26
Series 2018A, Rev., 5.00%, 7/1/2028	100	107
Michigan Finance Authority, Henry Ford Health System
Series 2016, Rev., 5.00%, 11/15/2026	1,280	1,319
Rev., 5.00%, 11/15/2027	760	782
Michigan Finance Authority, Hospital Trinity Health Credit Group
Series 2017A-MI, Rev., 5.00%, 12/1/2027	140	148
Series 2015MI, Rev., 5.50%, 12/1/2027	1,140	1,145
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	61

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Michigan — continued
Michigan Finance Authority, Trinity Health Credit Group
Series 2013MI-1, Rev., VRDO, 2.90%, 12/1/2025 (d)	3,000	3,000
Series 2017A-MI, Rev., 5.00%, 12/1/2026	30	31
Series 2017A-MI, Rev., 5.00%, 12/1/2028	45	47
Michigan State Building Authority, Facilities Program
Series 2023-I, Rev., VRDO, 2.73%, 9/11/2025 (d)	10,000	10,000
Series 2015I, Rev., 5.00%, 10/15/2025	2,165	2,171
Series 2016I, Rev., 5.00%, 4/15/2026	75	76
Series 2016I, Rev., 5.00%, 10/15/2030	1,000	1,024
Michigan State Hospital Finance Authority, Ascension Senior Credit Group Series 2010F-7, Rev., 5.00%, 11/15/2026 (b)	2,300	2,370
Michigan State Hospital Finance Authority, Trinity Health Credit Group Series 2008C, Rev., 5.00%, 12/1/2025	100	101
Michigan State Housing Development Authority, Rental Housing
Series 2024A, Rev., 3.63%, 10/1/2029	7,750	7,752
Series 2024A, Rev., 3.70%, 4/1/2030	9,000	9,015
Michigan State University Series 2020A, Rev., 5.00%, 8/15/2027	80	84
Michigan Strategic Fund, Consumers Co. Project Series 2019, Rev., AMT, 3.35%, 10/1/2027 (d)	1,300	1,284
RIB Floater Trust Various States Series 2022-046, Rev., VRDO, LOC : Barclays Bank plc, 2.68%, 9/2/2025 (d) (e)	31,410	31,410
State of Michigan Series 2016, Rev., GAN, 5.00%, 3/15/2026	55	56
University of Michigan, Rev., 5.00%, 4/1/2026 (b)	50	51
Total Michigan		72,654
Minnesota — 0.1%
City of St. Cloud, Centracare Health System Series 2016A, Rev., 5.00%, 5/1/2026	140	142
Duluth Independent School District No. 709 Series 2019B, COP, 5.00%, 2/1/2028	300	317
Minneapolis-St. Paul Metropolitan Airports Commission
Series 2023A, Rev., 5.00%, 1/1/2027	50	52
Series A, Rev., 5.00%, 1/1/2027	80	83
Series A, Rev., 5.00%, 1/1/2029	35	36
Minnesota Health and Education Facilities Authority, Carleton College Series 2017, Rev., 5.00%, 3/1/2026	30	30
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Minnesota — continued
State of Minnesota
Series 2022A, Rev., 5.00%, 3/1/2027	1,285	1,336
Series 2019B, GO, 5.00%, 8/1/2027	35	37
Western Minnesota Municipal Power Agency, Red Rock Hydroelectric Project Series 2018A, Rev., 5.00%, 1/1/2026	40	40
Total Minnesota		2,073
Mississippi — 1.0%
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project Series 2010H, Rev., VRDO, 2.78%, 9/2/2025 (d)	15,000	15,000
Mississippi Development Bank, Desoto County Mississippi Highway Project Series 2024A, Rev., 5.00%, 1/1/2029	1,500	1,618
Mississippi Hospital Equipment and Facilities Authority, Baptist Memorial Health Care Corp. Series 2020A-1, Rev., VRDO, 5.00%, 9/2/2025 (d)	7,000	7,000
State of Mississippi
Series 2015F, GO, 4.00%, 11/1/2025 (b)	795	797
Series 2016B, GO, 5.00%, 12/1/2026 (b)	500	516
Total Mississippi		24,931
Missouri — 1.4%
City of Kansas City
Series 2018A, GO, 5.00%, 2/1/2027	20	21
Series 2017C, Rev., 5.00%, 9/1/2027	40	42
Series 2017C, Rev., 5.00%, 9/1/2028	175	183
City of St Louis Airport, Lambert St. Louis International Airport Series 2005, Rev., NATL - RE, 5.50%, 7/1/2028	20	22
City of St. Louis Airport Series 2005, Rev., NATL - RE, 5.50%, 7/1/2027	235	248
County of Jackson, Harry S. Truman Sports Complex Project Series 2014, Rev., 5.00%, 12/1/2026	20	20
Curators of the University of Missouri (The)
Series 2024, Rev., 5.00%, 11/1/2028	1,000	1,083
Series 2024, Rev., 5.00%, 11/1/2029	2,500	2,763
Health and Educational Facilities Authority of the State of Missouri Series 2021C, Rev., 5.00%, 5/1/2028 (d)	1,000	1,061
Health and Educational Facilities Authority of the State of Missouri, BJC Health System Series 2021B, Rev., 4.00%, 5/1/2026 (d)	5,500	5,543
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Municipal Bond Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Missouri — continued
Health and Educational Facilities Authority of the State of Missouri, Mercy Health
Series 2018A, Rev., 5.00%, 6/1/2028	20	21
Series 2018A, Rev., 5.00%, 6/1/2029	40	43
Health and Educational Facilities Authority of the State of Missouri, SSM Health Care Obligated Group Series 2018F, Rev., VRDO, 2.65%, 9/2/2025 (d)	14,700	14,700
Health and Educational Facilities Authority of the State of Missouri, St. Louis University, Rev., 5.00%, 11/15/2028	70	71
Health and Educational Facilities Authority of the State of Missouri, St. Luke's Health System, Inc. Series 2016, Rev., 5.00%, 11/15/2025	30	30
Missouri Development Finance Board, Procter & Gamble Co. Project Series 1999, Rev., 5.20%, 3/15/2029	700	747
Missouri Public Utilities Commission, Rev., 4.00%, 5/1/2026	7,250	7,281
Total Missouri		33,879
Nebraska — 0.4%
County of Washington, Wastewater and Solid Waste Disposal Facilities, Cargill Incorporated Projects, Rev., AMT, VRDO, 0.90%, 9/1/2025 (d)	6,800	6,800
Nebraska Public Power District
Series A-1, Rev., 5.00%, 1/1/2026	50	50
Series B, Rev., 5.00%, 1/1/2026	25	25
Series 2016A, Rev., 5.00%, 1/1/2027	60	61
Series A-1, Rev., 5.00%, 1/1/2027	35	35
Series C, Rev., 5.00%, 1/1/2028	125	126
Series A-1, Rev., 5.00%, 1/1/2029	65	65
Omaha School District Series 2016, GO, 5.00%, 12/15/2028	1,900	1,956
Total Nebraska		9,118
Nevada — 0.2%
Carson City Nevada Hospital, Carson Tahoe Regional Healthcare Project, Rev., 5.00%, 9/1/2027	685	709
Clark County School District, Limited Tax
Series 2021C, GO, 5.00%, 6/15/2026	75	76
Series 2016B, GO, 5.00%, 6/15/2027	80	83
Series 2017A, GO, 5.00%, 6/15/2027	190	199
Series 2018A, GO, 5.00%, 6/15/2027	150	157
Series 2015D, GO, 5.00%, 6/15/2028	140	141
Series 2017A, GO, 5.00%, 6/15/2028	115	120
Series 2018A, GO, 5.00%, 6/15/2029	60	64
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Nevada — continued
County of Clark
Series 2018, GO, 5.00%, 12/1/2026	1,000	1,033
Series 2018B, GO, 5.00%, 12/1/2026	50	52
Series 2017, Rev., 5.00%, 7/1/2027	20	21
County of Clark, Motor Vehicle Fuel Tax Series 2020C, Rev., 5.00%, 7/1/2027	120	126
Las Vegas Valley Water District Series 2016B, GO, 5.00%, 6/1/2027	50	51
State of Nevada, Capital Improvement and Cultural Affairs Series 2019A, GO, 5.00%, 5/1/2027	85	89
State of Nevada, Department of Business and Industry, Republic Services, Inc. Project Series 2001, Rev., AMT, 3.95%, 12/1/2025 (d) (e)	1,000	1,000
State of Nevada, Water Pollution Control Series 2019E, GO, 5.00%, 8/1/2027	30	31
Total Nevada		3,952
New Hampshire — 0.1%
New Hampshire Health and Education Facilities Authority Act Series 2015B, Rev., 3.30%, 8/3/2027 (d)	2,500	2,519
New Hampshire Municipal Bond Bank Series 2022C, Rev., 5.00%, 8/15/2027	30	31
Total New Hampshire		2,550
New Jersey — 10.7%
Atlantic County Improvement Authority (The), Atlantic City Campus Phase II Project Series 2021A, Rev., A.G., 5.00%, 7/1/2026	100	102
Bergen County Improvement Authority (The), Guaranteed Government Pooled Project
Rev., GTD, 4.00%, 10/16/2025	20,000	20,033
Series 2025A, Rev., GTD, 4.00%, 5/21/2026	14,000	14,139
Borough of Avalon, GO, BAN, 4.50%, 2/4/2026	9,350	9,418
Borough of Bloomingdale, GO, BAN, 4.50%, 2/12/2026	1,500	1,511
Borough of Carlstadt, GO, BAN, 4.50%, 5/1/2026	8,500	8,591
Borough of East Rutherford, GO, BAN, 4.00%, 4/2/2026	8,500	8,564
Borough of Fanwood Series 2025A, GO, BAN, 4.00%, 2/26/2026	4,000	4,024
Borough of Flemington Series 2025A, GO, BAN, 4.50%, 1/26/2026	4,000	4,027
Borough of Mountain Lakes, GO, BAN, 4.25%, 10/10/2025	2,200	2,203
Borough of North Plainfield, GO, BAN, 4.25%, 11/25/2025	5,000	5,015
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	63

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Jersey — continued
Borough of Palisades Park, Swimming Pool Utility, GO, BAN, 4.25%, 3/11/2026	2,000	2,011
Borough of Point Pleasant Beach, General Capital Notes Water and Sewer Utility, GO, BAN, 4.00%, 11/7/2025	4,600	4,610
Burlington County Bridge Commission, Government Leasing Program Series 2024D, Rev., RAN, 4.25%, 12/11/2025	4,300	4,316
City of Jersey City Series 2025A, GO, BAN, 4.00%, 7/8/2026	6,500	6,571
Essex County Improvement Authority, Family Court Building Project, Rev., GTD, 5.00%, 3/17/2026	5,500	5,572
Hudson County Improvement Authority, Local Unit Loan Program Series B-1, Rev., GTD, 4.00%, 6/24/2026	10,000	10,108
Jersey City Municipal Utilities Authority, Water Project Series 2025A, Rev., GTD, 5.00%, 5/1/2026	4,500	4,564
Monmouth County Improvement Authority (The), Rev., GTD, 4.00%, 3/13/2026	15,525	15,634
New Jersey Building Authority Series 2016A, Rev., 5.00%, 6/15/2026 (b)	900	919
New Jersey Economic Development Authority
Series 2017DDD, Rev., 5.00%, 6/15/2027 (b)	45	47
Series A, Rev., 4.00%, 11/1/2027	25	26
New Jersey Economic Development Authority, School Facilities Construction
Series 2024SSS, Rev., 5.00%, 6/15/2026	2,450	2,497
Series 2019GGG, Rev., 5.25%, 9/1/2026 (e)	2,500	2,567
Series 2024SSS, Rev., 5.00%, 6/15/2027	1,400	1,461
Series WW, Rev., 5.25%, 6/15/2028	150	150
New Jersey Health Care Facilities Financing Authority, Barnabas Health Obligated Group Series 2019B-3, Rev., 5.00%, 7/1/2026 (d)	4,535	4,617
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Immediate Delivery Series 2025-2, Rev., AMT, 4.88%, 6/2/2026 (d)	9,000	9,117
New Jersey Transportation Trust Fund Authority, Capital Appreciation Series 2010A, Rev., Zero Coupon, 12/15/2028	2,485	2,266
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Series 2016A-1, Rev., 5.00%, 6/15/2028	410	418
New Jersey Transportation Trust Fund Authority, Transportation Program Series 2023AA, Rev., 5.00%, 6/15/2026	1,875	1,911
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — continued
New Jersey Transportation Trust Fund Authority, Transportation System Series 2006C, Rev., NATL - RE, Zero Coupon, 12/15/2030	3,500	2,968
New Jersey Turnpike Authority
Series 2005D-2, Rev., A.G., 5.25%, 1/1/2026	16,890	17,048
Series 2005D-3, Rev., A.G., 5.25%, 1/1/2026	900	908
Series 2014A, Rev., 5.00%, 1/1/2027	220	220
Series 2017E, Rev., 5.00%, 1/1/2027	1,000	1,034
Passaic County Improvement Authority (The), City of Paterson Project, Rev., GTD, 5.00%, 8/15/2026	350	359
State of New Jersey, COVID-19 Emergency Bonds
Series 2020A, GO, 5.00%, 6/1/2026	2,000	2,038
Series 2020A, GO, 5.00%, 6/1/2027	110	115
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2026	335	340
Series 2018A, Rev., 5.00%, 6/1/2028	1,045	1,099
Series 2018A, Rev., 5.00%, 6/1/2029	280	294
Town of Dover, General Improvement Water Utility, GO, BAN, 4.50%, 1/21/2026	11,700	11,781
Town of Guttenberg, GO, BAN, 4.25%, 10/16/2025	5,920	5,930
Township of Boonton, GO, BAN, 4.00%, 8/28/2026	4,300	4,346
Township of East Windsor, GO, BAN, 4.25%, 9/19/2025	7,219	7,223
Township of Edison, Water Utility Series 2024B, GO, BAN, 4.00%, 11/6/2025	8,860	8,881
Township of Howell, GO, TAN, 4.25%, 2/19/2026	1,500	1,508
Township of Little Egg Harbor Series 2025A, GO, BAN, 4.25%, 1/20/2026	2,425	2,437
Township of Manchester Series 2025A, GO, BAN, 4.50%, 5/6/2026	6,000	6,065
Township of Medford Series 2024A, GO, BAN, 4.25%, 9/25/2025	10,290	10,299
Township of Middle, General Improvement Sewer Utility, GO, BAN, 4.25%, 9/3/2025	5,225	5,225
Township of Readington, GO, BAN, 4.25%, 9/30/2025	2,100	2,102
Township of Washington, GO, BAN, 4.25%, 7/2/2026	2,500	2,530
Township of Woodbridge, GO, BAN, 4.00%, 10/10/2025	7,200	7,210
Total New Jersey		258,969
New Mexico — 0.1%
Albuquerque Bernalillo County Water Utility Authority Series 2018, Rev., 5.00%, 7/1/2026	50	51
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Municipal Bond Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Mexico — continued
Albuquerque Bernalillo County Water Utility Authority, Senior Lien Joint Water and Sewer System Series 2015, Rev., 5.00%, 7/1/2026	50	50
New Mexico Finance Authority, State Transportation, Subordinate Lien
Series 2021A, Rev., 5.00%, 6/15/2026	1,000	1,021
Series 2018A, Rev., 5.00%, 6/15/2027	70	73
New Mexico Mortgage Finance Authority, Santee Apartments and Sangre De Cristo Project, Rev., 3.73%, 12/1/2025 (d)	1,000	1,001
State of New Mexico, Capital Projects, GO, 5.00%, 3/1/2026	45	46
State of New Mexico, Severance Tax Permanent Fund
Series 2018A, Rev., 5.00%, 7/1/2027	45	47
Series 2021A, Rev., 5.00%, 7/1/2028	65	70
Total New Mexico		2,359
New York — 14.0%
Altmar-Parish-Williamstown Central School District Series 2025B, GO, BAN, 4.25%, 6/25/2026	10,000	10,111
Ausable Valley Central School District, GO, BAN, 4.25%, 7/10/2026	3,000	3,033
Brasher Falls Central School District, GO, BAN, 4.25%, 7/16/2026	3,500	3,536
Brocton Central School District, GO, BAN, 4.25%, 6/25/2026	6,000	6,066
Build NYC Resource Corp., The Young Men's and Women's Hebrew Association Project Series 2024, Rev., 5.00%, 12/1/2027	5,000	5,264
Canisteo-Greenwood Central School District, GO, BAN, 4.25%, 6/26/2026	3,000	3,029
City of Long Beach Series 2024B, GO, BAN, 4.25%, 9/26/2025	9,175	9,181
City of New York, Fiscal Year 2008 Series 2018 J-11, GO, 5.00%, 8/1/2026	85	87
City of New York, Fiscal Year 2017 Series 2014I, Subseries I-3, GO, 5.00%, 8/1/2028	745	772
City of New York, Fiscal Year 2019
Series A, GO, 5.00%, 8/1/2026	120	123
Series 2019E, GO, 5.00%, 8/1/2027	135	142
City of New York, Fiscal Year 2023
Series 2023, Subseries F-1, GO, 5.00%, 8/1/2026	200	205
Series 2024, Subseries A-1, GO, 5.00%, 9/1/2026	180	185
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
City of New York, Fiscal Year 2024 Series 2024E, GO, 5.00%, 8/1/2029	800	872
City of New York, Fiscal Year 2025 Series 2025A, GO, 5.00%, 8/1/2028	1,000	1,071
City of New York, Fiscal Year 2026 Series 2026B, Subseries B-1, GO, 5.00%, 8/1/2030	3,500	3,867
City of Troy, GO, BAN, 4.50%, 1/30/2026	2,000	2,014
City of Utica, GO, BAN, 4.50%, 1/23/2026	5,000	5,029
Clinton Central School District, GO, BAN, 4.25%, 6/25/2026	5,000	5,055
Croton-Harmon Union Free School District Series 2025A, GO, BAN, 4.00%, 6/26/2026	20,000	20,229
Delaware Academy Central School District at Delhi, GO, BAN, 4.25%, 7/22/2026	6,000	6,057
Empire State Development Corp., State Personal Income Tax Series 2022A, Rev., 5.00%, 9/15/2027 (b)	20	21
Empire State Development Corp., State Personal Income Tax, General Purpose Series 2016A, Rev., 5.00%, 3/15/2026 (b)	25	25
Geneseo Central School District, GO, BAN, 4.25%, 6/25/2026	3,000	3,029
Gouverneur Central School District, GO, BAN, 4.25%, 7/16/2026	10,800	10,904
Hornell City School District, GO, BAN, 4.25%, 6/24/2026	5,000	5,051
Hudson Falls Central School District, GO, BAN, 4.25%, 6/24/2026	4,000	4,043
Hudson Yards Infrastructure Corp., Second Indenture Series 2022A, Rev., 5.00%, 2/15/2026	45	46
Johnstown City School District, GO, BAN, 4.25%, 6/26/2026	3,000	3,029
Lansingburgh Central School District at Troy, GO, BAN, 4.25%, 7/10/2026	5,000	5,044
Liverpool Central School District Series 2024B, GO, BAN, 4.25%, 9/19/2025	6,412	6,416
Long Island Power Authority, Electric System
Rev., 1.00%, 9/1/2025	25,000	25,000
Series 2019A, Rev., 5.00%, 9/1/2025	30	30
Series 2023F, Rev., 5.00%, 9/1/2027	20	21
Series 2025B, Rev., VRDO, 3.00%, 9/1/2028 (d)	1,000	1,000
Lyons Central School District, GO, BAN, 4.25%, 6/26/2026	3,000	3,030
Madrid-Waddington Central School District, GO, BAN, 4.00%, 7/24/2026	2,000	2,017
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	65

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Metropolitan Transportation Authority
Series 2002G-1F, Rev., (SOFR + 0.43%), 3.37%, 9/2/2025 (c)	590	590
Series 2016B, Rev., 4.00%, 11/15/2025	40	40
Milford Central School District, GO, BAN, 4.25%, 12/12/2025	1,500	1,504
Nassau County Sewer and Storm Water Finance Authority Series A, Rev., 5.00%, 10/1/2025	500	500
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023 Series 2023, Subseries B-1, Rev., VRDO, LIQ : Mizuho Bank Ltd., 2.65%, 9/2/2025 (d)	10,000	10,000
New York City Transitional Finance Authority Building Aid
Series 2016S-1, Rev., 5.00%, 1/15/2026	25	25
Series 2019S-2A, Rev., 5.00%, 7/15/2027	25	26
New York City Transitional Finance Authority Future Tax Secured
Series 2023A, Subseries A-1, Rev., 5.00%, 8/1/2026	95	97
Series C, Rev., 5.00%, 11/1/2026	80	80
Series B1, Rev., 5.00%, 11/1/2028	5,030	5,048
Series 2017A-1, Rev., 5.00%, 5/1/2029	25	25
New York City Transitional Finance Authority Future Tax Secured, Fiscal Year 2018 Series 2018B-1, Rev., 5.00%, 8/1/2028	20	21
New York City Transitional Finance Authority Future Tax Secured, Fiscal Year 2022 Series 2020B-1, Rev., 5.00%, 11/1/2026	80	83
New York City Transitional Finance Authority Future Tax Secured, Fiscal Year 2025 Series 2021 Subseries A-1, Rev., 5.00%, 11/1/2026	40	41
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2018 Series S-1, Rev., 5.00%, 7/15/2028	105	110
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series B-5, Rev., VRDO, LIQ : US Bank NA, 3.85%, 9/2/2025 (d)	25,000	25,000
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2021 Series 2021A, Rev., 5.00%, 11/1/2025 (b)	20	20
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2025
Series 2025C, Subseries C-1, Rev., 5.00%, 5/1/2027	3,600	3,762
Series 2025C, Subseries C-1, Rev., 5.00%, 5/1/2028	3,265	3,488
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 2025C, Subseries C-1, Rev., 5.00%, 5/1/2029	2,000	2,182
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025
Series 2025-J, Subseries J-1, Rev., 5.00%, 11/1/2027	2,000	2,112
Series 2025F, Subseries F-1, Rev., 5.00%, 11/1/2029	2,000	2,203
Series 2025H, Sub H-1, Rev., 5.00%, 11/1/2029	1,750	1,927
Series 2025F, Subseries F-1, Rev., 5.00%, 11/1/2030	1,400	1,563
New York City Water and Sewer System, Second General Resolution Series BB 1B, Rev., VRDO, LIQ : State Street Bank & Trust Co., 2.70%, 9/2/2025 (d)	10,000	10,000
New York State Dormitory Authority
Series 2024A, Rev., A.G., 5.00%, 10/1/2025	1,800	1,804
Series 2018-1, Rev., 5.00%, 1/15/2026	20	20
Series 2024A, Rev., A.G., 5.00%, 10/1/2026	1,000	1,029
New York State Dormitory Authority, New York University Series 2017A, Rev., 5.00%, 7/1/2028	25	26
New York State Dormitory Authority, Sales Tax Series 2024A, Rev., A.G., 5.00%, 10/1/2027	1,100	1,161
New York State Dormitory Authority, School Districts Financing Program
Series 2025A, Rev., A.G., 5.00%, 10/1/2027	2,500	2,638
Series 2025A, Rev., A.G., 5.00%, 10/1/2028	1,000	1,081
New York State Dormitory Authority, State Personal Income Tax
Series 2016D, Rev., 5.00%, 2/15/2026 (b)	245	248
Series 2017BGRP 1, Rev., 5.00%, 2/15/2026 (b)	85	86
Series 2021A, Rev., 5.00%, 3/15/2027 (b)	180	188
Series 2021E, Rev., 5.00%, 3/15/2028	205	218
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2018A, Rev., 5.00%, 3/15/2026 (b)	20	20
New York State Dormitory Authority, State Sales Tax
Series 2016A, Rev., 5.00%, 9/15/2026 (b)	85	87
Series 2016A, Rev., 5.00%, 3/15/2028	35	36
New York State Dormitory Authority, Touro College and University System, Rev., 5.00%, 1/3/2028 (b)	615	652
New York State Housing Finance Agency, State Personal Income Tax Series 2024A-2, Rev., 3.35%, 6/15/2029 (d)	2,000	2,010
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Municipal Bond Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Owego Apalachin Central School District
Series 2025A, GO, BAN, 4.25%, 7/2/2026	2,500	2,527
Series 2025B, GO, BAN, 4.25%, 7/17/2026	2,500	2,529
Port Authority of New York and New Jersey, Consolidated
Series 183, Rev., 5.00%, 12/15/2025	160	160
Series 246, Rev., AMT, 5.00%, 9/1/2026	8,250	8,435
Series 177TH, Rev., AMT, 4.00%, 7/15/2030	400	400
Randolph Central School District, GO, BAN, 4.25%, 6/26/2026	5,000	5,052
Ridge Road Fire District, GO, BAN, 4.25%, 10/22/2025	7,000	7,015
Sherman Central School District, GO, BAN, 4.25%, 6/24/2026	5,400	5,456
Town of Cortlandt, GO, BAN, 4.25%, 10/3/2025	2,400	2,403
Town of Grand Island, GO, BAN, 4.25%, 10/3/2025	12,000	12,017
Town of Milton, GO, BAN, 4.00%, 7/24/2026	3,500	3,521
Town of Newburgh, GO, BAN, 4.50%, 1/30/2026	2,500	2,518
Town of Putnam Valley Series 2024B, GO, BAN, 4.25%, 9/5/2025	7,500	7,501
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series A, Rev., 5.00%, 11/15/2026	75	78
Series A, Rev., 5.00%, 11/15/2027	50	52
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, Payroll Mobility Tax Series 2024B, Rev., BAN, 5.00%, 3/15/2027	2,000	2,079
Village of Farmingdale Series 2024B, GO, BAN, 4.25%, 9/25/2025	5,700	5,705
Village of Highland Falls Series 2024C, GO, BAN, 4.25%, 9/26/2025	4,045	4,049
Village of Johnson City Series 2024C, GO, BAN, 4.25%, 9/26/2025	12,425	12,433
Webb Union Free School District, GO, BAN, 4.25%, 7/16/2026	3,000	3,024
West Genesee Central School District, GO, RAN, 4.25%, 10/24/2025	6,000	6,011
West Seneca Central School District, GO, BAN, 4.00%, 6/26/2026	10,000	10,107
Wheatland Chili Central School District Series 2025A, GO, BAN, 4.25%, 7/9/2026	1,500	1,517
Total New York		340,974
North Carolina — 1.2%
Charlotte-Mecklenburg Hospital Authority (The), Atrium Health Care System Series 2021C, Rev., 5.00%, 12/1/2028 (d)	1,000	1,069
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

North Carolina — continued
County of Harnett Series 2020, Rev., 5.00%, 12/1/2026	200	206
County of Mecklenburg Series 2013A, GO, 5.00%, 12/1/2025	1,000	1,007
County of New Hanover, New Hanover Regional Medical Center Series 2017, Rev., 5.00%, 10/1/2027 (b)	1,580	1,667
County of Union Enterprise System Series 2021, Rev., 5.00%, 6/1/2026	35	36
Cumberland County Industrial Facilities and Pollution Control Financing Authority, Solid Waste Disposal Project Hero Series 2024, Rev., AMT, 3.75%, 11/1/2025 (d)	5,000	5,001
North Carolina Eastern Municipal Power Agency Series 1993B, Rev., 6.00%, 1/1/2026 (b)	165	167
North Carolina Housing Finance Agency, Homeownership-1998 Trust
Series 52-C, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 3.90%, 9/2/2025 (d)	9,500	9,500
Series 55-C, Rev., GNMA / FNMA / FHLMC, 3.20%, 1/15/2026 (d)	4,000	4,001
North Carolina Medical Care Commission, Caromont Health Series 2021B, Rev., 5.00%, 2/1/2026 (d)	1,290	1,302
North Carolina Municipal Power Agency No. 1
Series A, Rev., 5.00%, 1/1/2026	65	66
Series 2016A, Rev., 5.00%, 1/1/2028	265	271
Series 2016A, Rev., 5.00%, 1/1/2029	250	255
Orange County Public Facilities Co., Rev., 5.00%, 10/1/2026	175	180
Raleigh Durham Airport Authority Series 2020B, Rev., 5.00%, 5/1/2026	135	137
Raleigh Housing Authority, Toulun Place, Rev., FHA, 5.00%, 12/1/2025 (d)	4,150	4,171
State of North Carolina
Series 2018A, GO, 5.00%, 6/1/2026	50	51
Series 2014C, Rev., 5.00%, 5/1/2027	440	441
State of North Carolina, Limited Obligation Series 2017B, Rev., 5.00%, 5/1/2029	525	547
Total North Carolina		30,075
Ohio — 4.7%
American Municipal Power, Inc., AMP Fremont Energy Center Project Series 2017A, Rev., 5.00%, 2/15/2028	100	106
American Municipal Power, Inc., Combined Hydroelectric Projects Series 2020A, Rev., 5.00%, 2/15/2027	330	342
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	67

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — continued
City of Columbus, Various Purpose, Unlimited Tax
Series 2022B, GO, 5.00%, 4/1/2028	1,745	1,866
Series 2017-1, GO, 5.00%, 4/1/2029	4,000	4,198
City of Hamilton, Limited Tax Various Purpose, GO, BAN, 4.00%, 12/17/2025	1,800	1,806
City of Huber Heights, Various Purpose, GO, BAN, 5.00%, 6/25/2026	6,000	6,104
City of New Albany, GO, BAN, 4.00%, 9/10/2025	10,000	10,002
Cleveland Department of Public Utilities Division of Water, Second Lien Series 2017B, Rev., 5.00%, 1/1/2026	60	61
Cleveland-Cuyahoga County Port Authority, The Cleveland Museum of Natural History Project, Rev., 5.00%, 7/1/2026	125	127
County of Allen, Hospital Facilities, Bon Secours Mercy Health, Inc. Series 2017A, Rev., 5.00%, 8/1/2027	300	314
County of Cuyahoga
Series 2020D, Rev., 5.00%, 12/1/2025	150	151
Series 2020D, Rev., 5.00%, 12/1/2026	40	41
County of Cuyahoga, Convention Hotel Project
COP, 5.00%, 12/1/2025	5,500	5,529
COP, 5.00%, 12/1/2026	4,220	4,342
County of Hamilton Sales Tax Series 2016A, Rev., 5.00%, 12/1/2029	110	113
County of Hamilton Sewer System Series 2020A, Rev., 5.00%, 12/1/2026	20	21
County of Hamilton, Trihealth, Inc. Group Project Series 2020A, Rev., 5.00%, 8/15/2027	205	214
County of Lake, GO, 4.00%, 9/24/2025	3,000	3,002
County of Mahoning, Limited Tax Various Tax, GO, 4.00%, 10/14/2025	3,840	3,844
County of Montgomery, Dayton Children's Hospital Series 2021, Rev., 5.00%, 8/1/2026	425	434
County of Muskingum, Limited Tax, GO, 4.00%, 12/17/2025	8,000	8,027
County of Wayne, Limited Tax, GO, 3.50%, 12/18/2025	12,000	12,021
Cuyahoga Metropolitan Housing Authority, Wade Park Apartments, Rev., FHA, 4.75%, 12/1/2025 (d)	100	100
Kings Local School District, Unlimited Tax, GO, BAN, 5.00%, 7/9/2026	2,000	2,038
Monroe Local School District, GO, BAN, 3.88%, 12/4/2025	2,000	2,006
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued
Ohio Air Quality Development Authority, American Electric Power Co. Project Series 2014D, Rev., 3.20%, 5/1/2026	2,000	1,997
Ohio Higher Educational Facility Commission, Case Western Reserve University Project
Series 2018, Rev., 5.00%, 12/1/2026	120	124
Series 2018, Rev., 5.00%, 12/1/2029	40	42
Ohio State University (The)
Series 2010D, Rev., 5.00%, 12/1/2025	25	25
Series 2021A, Rev., 5.00%, 12/1/2026	225	232
Ohio Turnpike and Infrastructure Commission Series 1998A, Rev., NATL - RE, 5.50%, 2/15/2026	1,800	1,824
Ohio Water Development Authority, Water Pollution Control Loan Fund
Series 2015B, Rev., 5.00%, 12/1/2025 (b)	790	795
Series 2020B, Rev., 5.00%, 12/1/2025	125	126
State of Ohio
Series 2016A, Rev., 5.00%, 2/1/2026	35	35
Series 2017V, GO, 5.00%, 10/1/2026	100	103
State of Ohio, Capital Facilities Lease Appropriation, Park and Recreation Improvement Fund Project Series 2016C, Rev., 5.00%, 12/1/2026	45	47
State of Ohio, Cleveland Clinic Health System Series 2019F, Rev., VRDO, LIQ : US Bank NA, 2.75%, 9/2/2025 (d)	15,000	15,000
State of Ohio, Common School
Series 2015A, GO, 5.00%, 9/15/2026	115	118
Series 2017B, GO, 5.00%, 9/15/2026	50	51
Series 2025A, GO, 5.00%, 6/15/2029	8,130	8,926
Series 2025A, GO, 5.00%, 6/15/2030	7,500	8,362
State of Ohio, Higher Education Series 2025B, GO, 5.00%, 11/1/2030	1,485	1,664
State of Ohio, Infrastructure Improvement Series 2025A, GO, 5.00%, 3/1/2030	4,000	4,440
State of Ohio, Major New State Infrastructure Project Series 2024-1, Rev., 5.00%, 12/15/2027	1,235	1,310
State of Ohio, State Infrastructure Improvement Series 2016-1, Rev., 5.00%, 12/15/2028	1,000	1,019
State of Ohio, State Infrastructure Project Series 2016-1, Rev., 5.00%, 12/15/2025	100	101
State of Ohio, Voting System Acquisition Project, COP, 5.00%, 9/1/2026	20	21
University of Cincinnati
Series 2016A, Rev., 5.00%, 6/1/2026	25	26
Series 2019A, Rev., 5.00%, 6/1/2027	85	89
Total Ohio		113,286
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Municipal Bond Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oklahoma — 0.7%
Canadian County Independent School District No. 69 Mustang Series 2024A, GO, 4.00%, 6/1/2027	1,555	1,591
City of Oklahoma City
GO, 5.00%, 3/1/2027	2,600	2,700
Series 2016, GO, 5.00%, 3/1/2027	1,000	1,038
GO, 5.00%, 3/1/2028	1,470	1,568
Cleveland County Educational Facilities Authority, Norman Public Schools Project Series 2023A, Rev., 5.00%, 6/1/2028	1,300	1,381
Grand River Dam Authority
Series 2014A, Rev., 5.00%, 6/1/2026	405	406
Series 2016A, Rev., 5.00%, 6/1/2026	65	66
Series 2016A, Rev., 5.00%, 6/1/2027	60	62
Series 2016A, Rev., 5.00%, 6/1/2029	30	31
Oklahoma Municipal Power Authority, Power Supply System Series 2021A, Rev., A.G., 5.00%, 1/1/2027	65	67
Pittsburg County Educational Facilities Authority, McAlester Public Schools Project, Rev., 4.00%, 12/1/2026	250	254
Tulsa County Independent School District No. 1 Tulsa Series 2025A, GO, 4.00%, 4/1/2028	2,800	2,897
Tulsa County Independent School District No. 4 Bixby, GO, 5.00%, 6/1/2027	5,400	5,609
Total Oklahoma		17,670
Oregon — 0.2%
Clackamas County School District No. 46 Oregon Trail Series 2017, GO, 5.00%, 6/15/2029	1,500	1,562
State of Oregon, Article XI-G Project Series 2025G, GO, 5.00%, 8/1/2027	3,400	3,576
State of Oregon, Article XI-M Seismic Project & Article XI-Q State Project Series F, GO, 5.00%, 5/1/2028	30	31
State of Oregon, Department of Transportation Series A, Rev., 5.00%, 11/15/2026	225	232
Tri-County Metropolitan Transportation District of Oregon Series 2018A, Rev., 5.00%, 10/1/2029	100	106
Total Oregon		5,507
Pennsylvania — 5.7%
Allegheny County Higher Education Building Authority, Robert Morris University, Rev., 5.00%, 10/15/2027 (b)	570	598
Allegheny County Higher Education Building Authority, University Refunding Duquesne University Series 2016, Rev., 5.00%, 3/1/2027	90	91
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group Series 2018A, Rev., 5.00%, 4/1/2026	2,500	2,531
Allegheny County Hospital Development Authority, Pittsburgh Medical Center Series 2019A, Rev., 5.00%, 7/15/2026	45	46
Allegheny County Hospital Development Authority, UPMC Health Center Series 1997B, Rev., NATL - RE, 6.00%, 7/1/2027	75	80
Allegheny County Sanitary Authority, Sewer Series 2020A, Rev., 5.00%, 6/1/2026	650	663
Altoona Area School District, GO, 5.00%, 12/1/2025 (b)	25	25
City of Philadelphia
Series 2021A, GO, 5.00%, 5/1/2026	50	51
Series 2019B, GO, 5.00%, 2/1/2028	40	42
City of Philadelphia Water and Wastewater
Series 2014A, Rev., 5.00%, 7/1/2026	1,800	1,803
Series 2017, GO, A.G., 5.00%, 8/1/2027	55	58
Series 1997A, Rev., AMBAC, 5.13%, 8/1/2027 (b)	40	42
City of Pittsburgh Series 2020A, GO, 5.00%, 9/1/2026	300	308
Commonwealth Financing Authority
Series 2019B, Rev., 5.00%, 6/1/2027	365	380
Series 2020A, Rev., 5.00%, 6/1/2027	20	21
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2027	1,000	1,043
Rev., 5.00%, 6/1/2028	1,825	1,946
Rev., 5.00%, 6/1/2029	3,550	3,775
Rev., 5.00%, 6/1/2030	2,200	2,327
Commonwealth of Pennsylvania
Series 1ST, GO, 5.00%, 9/15/2026	825	848
Series 2018A, COP, 5.00%, 7/1/2027	405	423
Series 2016, GO, 5.00%, 9/15/2027	775	795
Series 2025A, GO, 5.00%, 8/15/2028	11,000	11,834
Series 2025B, GO, 5.00%, 8/15/2028	3,750	4,034
County of Allegheny Series C-75, GO, 5.00%, 11/1/2025	280	281
County of Dauphin
Series 2020A, GO, 5.00%, 11/15/2026 (b)	20	21
Series 2020A, GO, 5.00%, 11/15/2027 (b)	25	26
County of Indiana
GO, 3.00%, 12/15/2025	250	250
GO, 3.00%, 12/15/2026	435	437
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	69

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Delaware County Authority, Cabrini University, Rev., 5.00%, 7/1/2027 (b)	1,640	1,706
Delaware Valley Regional Finance Authority, Local Government Series 1998A, Rev., AMBAC, 5.50%, 8/1/2028	1,240	1,343
Geisinger Authority, Health System
Series 2020B, Rev., 5.00%, 2/15/2027 (d)	8,700	8,873
Series 2017A-2, Rev., 5.00%, 2/15/2029	600	617
Series 2020C, Rev., 5.00%, 4/1/2030 (d)	1,000	1,079
General Authority of Southcentral Pennsylvania, Wellspan Health Obligated Group Series 2019E, Rev., VRDO, LIQ : US Bank NA, 2.80%, 9/2/2025 (d)	23,600	23,600
Lancaster County Hospital Authority, University of Pennsylvania Health System Series 2016A, Rev., 5.00%, 8/15/2026	20	21
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, Republic Services, Inc., Project Series 2019A, Rev., AMT, 3.85%, 10/15/2025 (d)	7,500	7,501
Pennsylvania Economic Development Financing Authority, University of Pittsburgh Medical Center
Series 2017A, Rev., 5.00%, 11/15/2026	65	67
Series 2016, Rev., 5.00%, 3/15/2027	55	56
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project Series 2021A, Rev., AMT, 4.00%, 7/1/2026 (d)	7,000	6,992
Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Project Series 2017A, Rev., AMT, 3.88%, 8/3/2026 (d)	2,900	2,901
Pennsylvania Higher Educational Facilities Authority Series 2017AU-2, Rev., 5.00%, 6/15/2027 (b)	15	15
Pennsylvania Higher Educational Facilities Authority, State System Higher Education Series 2017AU-2, Rev., 5.00%, 6/15/2027	35	37
Pennsylvania State University (The) Series B, Rev., 5.00%, 9/1/2028	40	41
Pennsylvania Turnpike Commission
Rev., VRDO, LOC : TD Bank NA, 2.62%, 9/11/2025 (d)	35,000	35,000
Series 2019, Rev., 5.00%, 12/1/2025	155	156
Series 2016, Rev., 5.00%, 6/1/2026	75	75
Series 2020B, Rev., 5.00%, 12/1/2026	400	413
Series 2021C, Rev., 5.00%, 12/1/2026	100	103
Series 2019A, Rev., 4.00%, 12/1/2027	215	222
Series 2016A-1, Rev., 5.00%, 12/1/2027	100	102
Series 2016A-3, Rev., 5.00%, 12/1/2027	1,355	1,396
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued
Series 2016B, Rev., 5.00%, 6/1/2029	75	76
Series 2017, Rev., 5.00%, 12/1/2029	50	53
Pennsylvania Turnpike Commission Oil Franchise Tax
Series A, Rev., 5.00%, 12/1/2025	25	25
Series B, Rev., 5.00%, 12/1/2028	485	499
Pennsylvania Turnpike Commission, Subordinate Series A-2, Rev., 5.00%, 6/1/2027	2,000	2,035
Philadelphia Authority for Industrial Development
Series 2019, Rev., 5.00%, 10/1/2025	1,610	1,613
Series 2019, Rev., 5.00%, 10/1/2028	200	214
Series 2019, Rev., 5.00%, 10/1/2029	75	82
Philadelphia Gas Works Co., 1998 General Ordinance
Series 14TH, Rev., 5.00%, 10/1/2025	25	25
Series 14TH, Rev., 5.00%, 10/1/2026	30	31
Series 14TH, Rev., 5.00%, 10/1/2028	300	307
Series 14TH, Rev., 5.00%, 10/1/2029	325	333
School District of Philadelphia (The)
Series 2019B, GO, 5.00%, 9/1/2026	1,000	1,025
Series 2019A, GO, 5.00%, 9/1/2028	70	75
Series F, GO, 5.00%, 9/1/2028	5,000	5,101
Southeastern Pennsylvania Transportation Authority
Series 2017, Rev., 5.00%, 6/1/2027	80	83
Series 2017, Rev., 5.00%, 6/1/2029	300	312
Township of East Coventry
GO, 3.00%, 12/1/2025	345	345
GO, 3.00%, 12/1/2026	275	276
Wyalusing Area School District, GO, 3.00%, 4/1/2026	300	301
Total Pennsylvania		139,906
Rhode Island — 0.8%
City of Pawtucket Series 2024-2, GO, BAN, 4.50%, 10/24/2025	2,100	2,103
Rhode Island Commerce Corp., Department of Transportation
Series 2016B, Rev., 5.00%, 6/15/2026	115	117
Series 2016B, Rev., 5.00%, 6/15/2027	340	346
Series 2020A, Rev., 5.00%, 5/15/2028	280	298
Series 2016B, Rev., 5.00%, 6/15/2029	440	448
Town of South Kingstown, GO, BAN, 4.00%, 6/25/2026	15,000	15,167
Total Rhode Island		18,479
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Municipal Bond Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
South Carolina — 1.1%
County Square Redevelopment Corp., Greenville South Carolina Project, Rev., 5.00%, 4/1/2030	5,900	6,558
Fort Mill School District No. 4 Series 2025A, GO, SCSDE, 4.25%, 3/2/2026	6,200	6,249
Horry County School District
Series 2015A, GO, SCSDE, 5.00%, 3/1/2026	185	185
Series 2015A, GO, SCSDE, 5.00%, 3/1/2027	25	25
Piedmont Municipal Power Agency Series 2015A, Rev., 5.00%, 1/1/2026	1,300	1,302
SCAGO Educational Facilities Corp. for Pickens School District
Series 2015, Rev., 5.00%, 12/1/2025	375	376
Rev., 5.00%, 12/1/2027	80	80
SCAGO Educational Facilities Corp. for Pickens School District, Installment Purchase Project Series 2015, Rev., 5.00%, 12/1/2026	3,420	3,425
South Carolina Jobs-Economic Development Authority, Bon Secours Mercy Health, Inc. Series 2025B-1, Rev., 5.00%, 11/1/2030 (d)	2,000	2,187
South Carolina Jobs-Economic Development Authority, Enerra South Carolina Project Series 2024, Rev., AMT, 3.70%, 12/1/2026 (d) (e)	2,500	2,506
South Carolina Jobs-Economic Development Authority, Mcleod Health Projects, Rev., 5.00%, 11/1/2025	960	964
South Carolina Public Service Authority, Santee Cooper Series 2022B, Rev., A.G. - CR, 4.00%, 12/1/2029	2,500	2,622
Total South Carolina		26,479
South Dakota — 0.0% ^
City of Sioux Falls Sales Tax Series 2017A, Rev., 5.00%, 11/15/2026	75	77
Tennessee — 0.7%
City of Chattanooga Electric
Series A, Rev., 4.00%, 9/1/2025	1,750	1,750
Rev., 5.00%, 9/1/2028	6,000	6,471
Health Educational and Housing Facility Board of the City of Memphis (The), Arbors Hickory Ridge Project Series 2012, Rev., 6.25%, 1/1/2029 (b)	3,562	4,099
Memphis-Shelby County Industrial Development Board Series 2017B, Rev., 5.00%, 11/1/2025	120	121
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Northview Project Series 2023B, Rev., 3.60%, 2/1/2028 (d)	1,000	1,018
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tennessee — continued
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Vanderbilt University Medical Center Series 2023A, Rev., 5.00%, 7/1/2028	25	27
Metropolitan Government of Nashville and Davidson County Series 2016, GO, 5.00%, 1/1/2027	300	306
Shelby County Health Educational and Housing Facilities Board, Baptism Memorial Health Obligated Group Series 2025B, Rev., 5.00%, 9/1/2030 (d)	2,000	2,156
Tennessee Energy Acquisition Corp., Commodity Project Series 2021A, Rev., 5.00%, 11/1/2026	350	357
Tennessee State School Bond Authority, Higher Educational Facilities Second Program
Series 2015B, Rev., 5.00%, 11/1/2025 (b)	100	100
Series A, Rev., 5.00%, 11/1/2026	65	67
Total Tennessee		16,472
Texas — 5.8%
Alamo Community College District, Limited Tax Series 2017, GO, 5.00%, 8/15/2027	25	26
Alamo Community College District, Maintenance Tax, GO, 5.00%, 2/15/2027	75	78
Arlington Housing Finance Corp., Multi Family Housing 6900 Matlock Road Series 2023, Rev., 4.50%, 4/1/2027 (d)	1,580	1,595
Austin Independent School District, Unlimited Tax Series 2019, GO, PSF-GTD, 5.00%, 8/1/2029	35	37
Birdville Independent School District, Unlimited Tax Series 2021, GO, PSF-GTD, 5.00%, 2/15/2026	440	445
Board of Regents of the University of Texas System
Series 2016B, Rev., 5.00%, 8/15/2026	45	46
Series 2016D, Rev., 5.00%, 8/15/2026	300	308
Series 2016J, Rev., 5.00%, 8/15/2026	25	26
Series 2021A, Rev., 5.00%, 8/15/2027	95	100
Celina Independent School District, Unlimited Tax Series 2016, GO, PSF-GTD, 5.00%, 8/15/2029	1,300	1,314
Central Texas Regional Mobility Authority, Senior Lien, Rev., 5.00%, 1/1/2027	1,060	1,068
Central Texas Regional Mobility Authority, Subordinate Lien Series 2021C, Rev., BAN, 5.00%, 1/1/2027	3,355	3,380
City of Austin Water and Wastewater System
Series 2021, Rev., 5.00%, 11/15/2026	275	284
Series 2022, Rev., 5.00%, 11/15/2026	300	310
Series 2024, Rev., 5.00%, 11/15/2028	1,000	1,080
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	71

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
City of Austin, Airport System Series 2017A, Rev., 5.00%, 11/15/2028	50	51
City of Austin, Water and Wastewater System Series 2017, Rev., 5.00%, 11/15/2028	280	295
City of Dallas Series 2017, GO, 5.00%, 2/15/2026	320	324
City of Dallas, Equipment Acquisition Contractual Obligation, GO, 5.00%, 2/15/2026	205	207
City of Denton, Utility System
Series 2017, Rev., 5.00%, 12/1/2027	225	232
Series 2017, Rev., 5.00%, 12/1/2028	125	129
City of Fort Worth
Series 2015A, GO, 5.00%, 3/1/2026	45	45
Series 2016, GO, 5.00%, 3/1/2026	90	91
City of Fort Worth Water and Sewer System
Series 2015A, Rev., 5.00%, 2/15/2026	25	25
Series 2020A, Rev., 5.00%, 2/15/2026	130	132
Series 2020A, Rev., 5.00%, 2/15/2027	165	171
City of Fort Worth, General Obligation, GO, 5.00%, 3/1/2026	30	30
City of Garland Series 2018, GO, 5.00%, 2/15/2027	75	78
City of Georgetown, Utilities System Series 2022, Rev., A.G., 5.00%, 8/15/2027	70	73
City of Houston
Series 2017A, GO, 5.00%, 3/1/2026	30	30
Series 2017A, GO, 5.00%, 3/1/2028	265	275
City of Houston Airport System, Subordinate Lien Series 2018D, Rev., 5.00%, 7/1/2027	65	68
City of Houston Combined Utility System, First Lien
Series 2015D, Rev., 5.00%, 11/15/2025	300	302
Series 2016B, Rev., 5.00%, 11/15/2025	570	573
Series 2018D, Rev., 5.00%, 11/15/2025	20	20
Series 2021A, Rev., 5.00%, 11/15/2027	25	26
City of Houston, Airport System, Subordinate Lien
Series 2020B, Rev., 5.00%, 7/1/2026	35	36
Series 2020B, Rev., 5.00%, 7/1/2027	25	26
Series 2023B, Rev., A.G., 5.00%, 7/1/2028	30	32
Series 2018B, Rev., 5.00%, 7/1/2030	85	90
City of Houston, Combined Utility System, First Lien
Series 2014D, Rev., 5.00%, 11/15/2026	20	20
Series 2024A, Rev., 5.00%, 11/15/2026	1,000	1,032
Series 2014D, Rev., 5.00%, 11/15/2027	20	20
Series 2015D, Rev., 5.00%, 11/15/2027	1,015	1,019
City of Houston, Public Improvement Series 2019A, GO, 5.00%, 3/1/2027	105	109
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
City of Lubbock Series 2018, GO, 5.00%, 2/15/2026	40	40
City of Lubbock, Electric Light and Power System
Series 2018, Rev., 5.00%, 4/15/2026	250	254
Series 2018, Rev., 5.00%, 4/15/2027	480	500
Series 2021, Rev., 5.00%, 4/15/2028	50	53
City of San Antonio
Series 2015, GO, 5.00%, 9/30/2025	35	35
GO, 5.00%, 2/1/2027	2,120	2,198
City of San Antonio Electric and Gas Systems
Series 2016, Rev., 5.00%, 2/1/2026	175	177
Series 2017, Rev., 5.00%, 2/1/2026	55	56
Series 2018A, Rev., 5.00%, 2/1/2026	610	617
Series 2016, Rev., 5.00%, 2/1/2027	1,925	1,966
Series 2018, Rev., 5.00%, 2/1/2027	505	524
Rev., 5.00%, 2/1/2030	1,355	1,384
Series 2024D, Rev., 5.00%, 2/1/2030	1,000	1,100
City of San Antonio, Combination Tax, GO, 5.00%, 2/1/2029	1,125	1,218
City of San Antonio, General Improvement, GO, 5.00%, 8/1/2027	145	152
Colorado River Municipal Water District, Rev., 5.00%, 1/1/2026	100	101
Comal Independent School District, Unlimited Tax Series 2017, GO, PSF-GTD, 5.00%, 2/1/2028	35	35
Conroe Independent School District, Unlimited Tax Series 2019, GO, PSF-GTD, 5.00%, 2/15/2026	30	30
County of Bastrop, Combination Tax, GO, 5.00%, 8/1/2029	985	1,075
County of Bexar, Limited Tax
GO, 5.00%, 6/15/2026 (b)	65	67
Series 2017, GO, 5.00%, 6/15/2027	2,000	2,037
County of Dallas, GO, 5.00%, 8/15/2026	35	36
County of Fort Bend, Unlimited Tax
Series A, GO, 5.00%, 3/1/2027	90	91
Series A, GO, 5.00%, 3/1/2028	95	96
County of Harris Toll Road Series 2023A, Rev., 5.00%, 8/15/2029	865	948
County of Harris Toll Road, First Lien Series 2022A, Rev., 5.00%, 8/15/2026	270	277
County of Harris, First Lien Series 2022A, Rev., 5.00%, 8/15/2027	120	126
County of Harris, Senior Lien Series 2016A, Rev., 5.00%, 8/15/2026	30	31
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Municipal Bond Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
County of Harris, Toll Road, Senior Lien
Series 2016A, Rev., 5.00%, 8/15/2028	80	82
Series 2016A, Rev., 5.00%, 8/15/2029	1,145	1,168
County of Hays Series 2017, GO, 5.00%, 2/15/2028	25	26
Cypress-Fairbanks Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2028	3,350	3,563
Dallas Area Rapid Transit, Sales Tax, Senior Lien
Series 2016A, Rev., 5.00%, 12/1/2025 (b)	265	266
Series 2019, Rev., 5.00%, 12/1/2026	75	77
Dallas County Utility and Reclamation District, Unlimited Tax Series 2016, GO, 5.00%, 2/15/2028	300	317
Dallas Fort Worth International Airport
Series 2023B, Rev., 5.00%, 11/1/2025	4,025	4,041
Series 2021B, Rev., 5.00%, 11/1/2026	35	36
Series 2020A, Rev., 5.00%, 11/1/2027	65	69
Series 2020B, Rev., 5.00%, 11/1/2027	25	26
Series 2023B, Rev., 5.00%, 11/1/2027	1,000	1,056
Series 2023B, Rev., 5.00%, 11/1/2028	1,250	1,350
Dallas Independent School District, Unlimited Tax
GO, PSF-GTD, 4.00%, 2/15/2026	25	25
Series 2020, GO, PSF-GTD, 5.00%, 2/15/2026	30	30
Florence Independent School District, Unlimited Tax
GO, PSF-GTD, 3.00%, 8/15/2026	230	230
GO, PSF-GTD, 3.00%, 8/15/2027	115	115
Frisco Independent School District, Unlimited Tax Series 2017, GO, PSF-GTD, 4.00%, 8/15/2028	3,495	3,568
Grady Independent School District, Unlimited Tax Series 2018B, GO, PSF-GTD, 5.00%, 2/15/2026 (b)	45	46
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Series 2020C-3, Rev., 5.00%, 12/1/2026 (d)	2,345	2,411
Series 2019A, Rev., 5.00%, 12/1/2027	20	21
Series 2024C, Rev., 5.00%, 7/1/2029 (d)	5,250	5,627
Houston Independent School District, Limited Tax Series 2025B, GO, PSF-GTD, 5.00%, 2/15/2027	4,250	4,411
Humble Independent School District Series 2016C, GO, 5.00%, 2/15/2026	100	101
Irving Independent School District Series 2015, GO, PSF-GTD, 5.00%, 2/15/2028	25	25
Katy Independent School District Series D, GO, PSF-GTD, 5.00%, 2/15/2026	240	243
Keller Independent School District, Unlimited Tax
Series 2014A, GO, PSF-GTD, 5.00%, 8/15/2026	25	25
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Series 2015, GO, PSF-GTD, 5.00%, 8/15/2026	1,000	1,002
Lamar Consolidated Independent School District, Unlimited Tax Series 2018, GO, PSF-GTD, 5.00%, 2/15/2026	85	86
Lewisville Independent School District, Unlimited Tax
Series 2023, GO, PSF-GTD, 5.00%, 8/15/2026	825	846
GO, PSF-GTD, 5.00%, 8/15/2027	2,000	2,101
GO, PSF-GTD, 5.00%, 8/15/2028	2,250	2,419
GO, PSF-GTD, 5.00%, 8/15/2029	1,750	1,919
Lower Colorado River Authority, LCRA Transmission Services Corp., Project
Series 2023A, Rev., A.G., 5.00%, 5/15/2026	890	906
Series 2019, Rev., 5.00%, 5/15/2027	245	255
Series 2021, Rev., 5.00%, 5/15/2027	75	78
Series 2022, Rev., 5.00%, 5/15/2027	85	89
Series 2023, Rev., A.G., 5.00%, 5/15/2027	20	21
Series 2023A, Rev., A.G., 5.00%, 5/15/2027	60	63
Series 2019, Rev., 5.00%, 5/15/2028	80	85
Series 2022, Rev., 5.00%, 5/15/2028	275	293
Series 2023, Rev., A.G., 5.00%, 5/15/2028	20	21
Lytle Independent School District, Unlimited Tax, GO, PSF-GTD, 4.00%, 2/15/2028	255	264
Metropolitan Transit Authority of Harris County Sales and Use Tax, Rev., 5.00%, 11/1/2029	1,000	1,076
Mission Economic Development Corp., Republic Services, Inc., Project, Rev., AMT, 3.85%, 11/3/2025 (d)	2,250	2,250
New Hope Cultural Education Facilities Finance Corp., Children's Health System of Texas Project Series 2017A, Rev., 5.00%, 8/15/2029	1,750	1,826
North Harris County Regional Water Authority, Senior Lien
Series 2016, Rev., 5.00%, 12/15/2027	75	77
Series 2016, Rev., 5.00%, 12/15/2028	530	546
Series 2016, Rev., 5.00%, 12/15/2029	190	196
North Texas Tollway Authority Series 2016A, Rev., 5.00%, 1/1/2028	30	30
North Texas Tollway Authority, First Tier Series A, Rev., 5.00%, 1/1/2028	245	247
North Texas Tollway Authority, Second Tier
Series 2020C, Rev., 5.00%, 1/1/2026	75	76
Series 2019B, Rev., 5.00%, 1/1/2027	75	78
Series B, Rev., 5.00%, 1/1/2027	295	297
Series 2019B, Rev., 5.00%, 1/1/2029	215	232
Series B, Rev., 5.00%, 1/1/2029	20	20
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	73

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Northwest Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2026 (b)	25	25
Permanent University Fund - Texas A&M University System Series 2017A, Rev., 5.00%, 7/1/2027	80	84
Plano Independent School District Series 2016A, GO, PSF-GTD, 5.00%, 2/15/2026	25	25
Plano Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2027	3,500	3,629
GO, PSF-GTD, 5.00%, 2/15/2029	1,800	1,948
Rankin Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2026 (b)	1,250	1,264
San Antonio Independent School District Series 2015, GO, PSF-GTD, 5.00%, 9/24/2025	110	110
San Antonio Public Facilities Corp., Convention Center Facility Project Series 2022, Rev., 5.00%, 9/15/2028	20	21
Southwest Higher Education Authority, Inc., Southern Methodist University Project Series 2016A, Rev., 5.00%, 10/1/2026	325	334
Spring Independent School District, Unlimited Tax Series 2024B, GO, 5.00%, 8/15/2029	500	545
State of Texas, College Student Loan Series 2013B, GO, AMT, 4.13%, 8/1/2030	1,500	1,500
State of Texas, Public Finance Authority Series 2017A, GO, 5.00%, 10/1/2027	1,500	1,581
State of Texas, Transportation Commission Mobility Fund
Series 2024, GO, 5.00%, 10/1/2027	2,585	2,730
Series 2015A, GO, 5.00%, 10/1/2028	1,000	1,002
Series 2024, GO, 5.00%, 10/1/2028	4,000	4,323
GO, 5.00%, 10/1/2030	1,200	1,341
State of Texas, Veterans Series 2011A, GO, VRDO, LIQ : State Street Bank & Trust Co., 2.70%, 9/11/2025 (d)	9,275	9,275
State of Texas, Veterans Housing Assistance Program Series 2008B, GO, VRDO, LIQ : State Street Bank & Trust Co., 2.70%, 9/11/2025 (d)	4,365	4,365
State of Texas, Water Financial Assistance
Series 2018B-3, GO, 5.00%, 8/1/2026 (b)	50	51
Series 2021B, GO, 4.00%, 8/1/2029	410	410
Tarrant County College District Series 2020, GO, 5.00%, 8/15/2026	105	108
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health Project Series 2022F, Rev., 5.00%, 11/15/2030 (d)	1,100	1,196
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Tarrant County Cultural Education Facilities Finance Corp., Health Resources System Series 2025B, Rev., 5.00%, 11/15/2029 (d)	7,000	7,583
Tarrant Regional Water District Water Supply System Series 2015, Rev., 5.00%, 3/1/2028	25	25
Texas Department of Transportation State Highway Fund, First Tier
Rev., 5.25%, 4/1/2026	25	25
Series 2015, Rev., 5.00%, 10/1/2026	55	57
Texas Home Collaborative, 1518 Apartments Series 2023, Rev., 5.00%, 10/1/2026 (d)	3,325	3,346
Texas Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Series 2023A, Rev., 5.50%, 1/1/2030 (d)	12,260	13,077
Texas Public Finance Authority
Series 2019, Rev., 5.00%, 2/1/2026	30	30
Rev., 5.00%, 2/1/2027	25	26
Texas State Technical College Series 2022A, Rev., A.G., 5.00%, 8/1/2028	385	412
Texas State University System Series 2017A, Rev., 5.00%, 3/15/2026	100	101
Texas Tech University System Series 2017A, Rev., 5.00%, 2/15/2026	110	111
Texas Water Development Board, State Revolving Fund Series 2020, Rev., 5.00%, 8/1/2026	140	143
Tomball Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2028 (b)	600	638
Travis County Water Control and Improvement District No. 17, Texas Steiner Ranch Defined Area Unlimited Tax, GO, 4.00%, 5/1/2026	280	282
Trinity River Authority, Central Regional Wastewater System
Series 2016, Rev., 5.00%, 8/1/2026	205	210
Series 2019, Rev., 5.00%, 8/1/2026	100	102
Series 2017, Rev., 5.00%, 8/1/2029	25	26
Trinity River Authority, Water Project, Rev., 5.00%, 2/1/2026	390	394
University of Houston
Series 2016A, Rev., 4.00%, 2/15/2026	20	20
Series 2020A, Rev., 5.00%, 2/15/2026	100	101
Series 2016A, Rev., 4.00%, 2/15/2027	25	25
Series 2017C, Rev., 5.00%, 2/15/2028	40	40
University of North Texas System Series 2017A, Rev., 5.00%, 4/15/2028	125	130
Total Texas		140,007
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Municipal Bond Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Utah — 0.0% ^
Alpine School District, Utah School Bond Guaranty Program Series 2017, GO, 5.00%, 3/15/2026	25	25
Provo City School District Municipal Building Authority Series 2022, Rev., 5.00%, 3/15/2027	195	203
University of Utah (The) Series 2017A, Rev., 5.00%, 8/1/2026	75	77
Utah Infrastructure Agency, Tax-Exempt Telecommunications, Rev., 3.00%, 10/15/2025	125	125
Total Utah		430
Virginia — 4.9%
Alexandria Redevelopment and Housing Authority, Multi-Family Housing 431 S Columbus State Block 4 Series 2024, Rev., 3.40%, 12/1/2025 (d)	1,500	1,502
City of Portsmouth Series 2017A, GO, 5.00%, 7/15/2026	70	72
City of Richmond
Series 2017D, GO, 5.00%, 3/1/2026	25	25
Series 2017D, GO, 5.00%, 3/1/2027	30	31
County of Fairfax Series 2016A, GO, 5.00%, 4/1/2026 (b)	40	41
County of Henrico Water and Sewer, Rev., 5.00%, 5/1/2026 (b)	1,000	1,017
Fairfax County Industrial Development Authority, Virginia Health Care, Inova Health System Project Series 2018C, Rev., VRDO, 2.66%, 9/11/2025 (d)	22,000	22,000
Hampton Roads Sanitation District
Series 2024A, Rev., 5.00%, 11/1/2025	1,500	1,506
Series 2016A, Rev., 5.00%, 8/1/2026 (b)	50	51
Hampton Roads Transportation Accountability Commission, Transportation Fund, Senior Lien Series 2021A, Rev., BAN, 5.00%, 7/1/2026 (b)	8,495	8,676
Louisa Industrial Development Authority, Electric and Power Co. Project Series 2008A, Rev., 3.13%, 10/1/2030 (d) (f)	1,000	1,001
Lynchburg Economic Development Authority, Centra Health Obligated Group Series 2017B, Rev., VRDO, LOC : Truist Bank, 2.65%, 9/2/2025 (d)	15,000	15,000
Roanoke Economic Development Authority, Carilion Health System Obligated Group Series 2005A, Rev., VRDO, LIQ : PNC Bank NA, 2.70%, 9/8/2025 (d)	30,000	30,000
Virginia College Building Authority Series 2023A, Rev., 5.00%, 2/1/2028	50	53
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Virginia — continued
Virginia College Building Authority, Educational Facilities, 21st Century College and Equipment Programs
Series 2014B, Rev., 4.00%, 9/1/2025	20	20
Series 2016A, Rev., 5.00%, 2/1/2026	125	126
Series 2020A, Rev., 5.00%, 2/1/2026	260	263
Series 2020A, Rev., 5.00%, 2/1/2027	125	130
Series 2017A, Rev., 5.00%, 9/1/2027	50	53
Virginia Commonwealth Transportation Board, Rev., GAN, 5.00%, 3/15/2027	70	73
Virginia Commonwealth Transportation Board, Capital Projects Series 2017A, Rev., 5.00%, 5/15/2026	75	76
Virginia Commonwealth Transportation Board, Federal Transportation
Rev., GAN, 5.00%, 9/15/2026	20	21
Rev., GAN, 5.00%, 9/15/2028	750	787
Virginia Port Authority Series 2016B, Rev., AMT, 5.00%, 7/1/2026 (b)	4,700	4,781
Virginia Public Building Authority
Series 2017A, Rev., 4.00%, 8/1/2027	830	856
Series 2020B, Rev., 5.00%, 8/1/2027	25	26
Virginia Small Business Financing Authority, Environmental Facilities Pure Salmon Virginia LLC Project, Rev., AMT, 4.00%, 11/20/2025 (d)	3,350	3,352
Winchester Economic Development Authority, Valley Health System Obligated Group Series 2024B-2, Rev., VRDO, LOC : Truist Bank, 2.75%, 9/2/2025 (d)	5,000	5,000
Wise County Industrial Development Authority, Electric and Power Co., Project Series 2009A, Rev., VRDO, 0.75%, 9/2/2025 (d)	22,765	22,765
Total Virginia		119,304
Washington — 1.7%
Auburn School District No. 408 of King and Pierce Counties, Unlimited Tax Series 2020, GO, 5.00%, 12/1/2025	25	25
Central Puget Sound Regional Transit Authority Series 2021S-1, Rev., 5.00%, 11/1/2025	945	949
Central Puget Sound Regional Transit Authority, Sales and Use Tax Series 2015S-1, Rev., 5.00%, 11/1/2025 (b)	550	552
City of Seattle Municipal Light and Power
Series 2018A, Rev., 5.00%, 1/1/2026	185	187
Series 2019B, Rev., 5.00%, 2/1/2026	100	101
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	75

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Washington — continued
Clark County Public Utility District No. 1 Electric
Series 2024, Rev., 5.00%, 1/1/2027	1,600	1,658
Series 2024, Rev., 5.00%, 1/1/2030	875	963
Energy Northwest, Columbia Generating Station Series 2025A, Rev., 5.00%, 7/1/2029	2,400	2,627
Energy Northwest, Project 1
Series 2024B, Rev., 5.00%, 7/1/2026	2,420	2,473
Series 2017-A, Rev., 5.00%, 7/1/2027	250	262
Series 2020A, Rev., 5.00%, 7/1/2027	85	89
Series 2024B, Rev., 5.00%, 7/1/2027	1,000	1,048
Series 2025A, Rev., 5.00%, 7/1/2027	1,810	1,898
Series 2025A, Rev., 5.00%, 7/1/2028	2,500	2,684
Energy Northwest, Project 3 Electric Series 2024B, Rev., 5.00%, 7/1/2028	130	140
Franklin County School District No. 1 Pasco, Unlimited Tax Series 2015, GO, 5.00%, 12/1/2025	3,600	3,604
FYI Properties, State of Washington District Project Series 2019, Rev., 5.00%, 6/1/2027	45	47
Pierce County School District No. 10 Tacoma Series 2015, GO, 5.00%, 12/1/2025 (b)	1,000	1,006
Pierce County School District No. 10 Tacoma, Unlimited Tax
GO, 5.00%, 12/1/2025 (b)	25	25
Series 2015, GO, 5.00%, 12/1/2025 (b)	4,290	4,317
Pierce County School District No. 3 Puyallup, Unlimited Tax Series 2022B, GO, 5.00%, 12/1/2025	35	35
Pierce County School District No. 320 Sumner Series 2016, GO, 5.00%, 12/1/2025	40	40
Port of Seattle, Intermediate Lien
Series 2016, Rev., 5.00%, 2/1/2026	55	56
Series 2022A, Rev., 5.00%, 8/1/2026	60	61
Series 2016, Rev., 5.00%, 2/1/2027	465	470
Series C, Rev., AMT, 5.00%, 4/1/2027	1,400	1,401
Series A, Rev., 5.00%, 5/1/2027	45	47
Series 2022A, Rev., 5.00%, 8/1/2027	250	262
Rev., 5.00%, 2/1/2028	165	167
Series 2022A, Rev., 5.00%, 8/1/2028	145	156
Series 2016, Rev., 5.00%, 2/1/2029	155	157
State of Washington
Series R-2022B, GO, 5.00%, 2/1/2029	2,745	2,987
Series 2024A, GO, 5.00%, 8/1/2029	1,000	1,099
State of Washington, Motor Vehicle Fuel Tax Series R-2021A, GO, 5.00%, 6/1/2027	125	131
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Washington — continued
State of Washington, Various Purpose
Series 2017D, GO, 5.00%, 2/1/2026	30	30
Series 2019C, GO, 5.00%, 2/1/2026	145	147
Series 2024C, GO, 5.00%, 2/1/2026	260	263
Series 2025C, GO, 5.00%, 2/1/2026	25	25
Series R-2017A, GO, 5.00%, 8/1/2026	110	113
Series R-2018C, GO, 5.00%, 8/1/2026	50	51
Series 2020C, GO, 5.00%, 2/1/2027	55	57
Series 2021C, GO, 5.00%, 2/1/2027	30	31
Series 2024C, GO, 5.00%, 2/1/2027	1,320	1,370
Series 2018A, GO, 5.00%, 8/1/2027	40	42
Series 2020A, GO, 5.00%, 8/1/2027	85	89
Series R-2017A, GO, 5.00%, 8/1/2027	40	41
Series R-2018 D, GO, 5.00%, 8/1/2027	135	142
Series 2016B, GO, 5.00%, 7/1/2029	4,375	4,412
Washington Health Care Facilities Authority, Commonspirit Health Series 2019B-3, Rev., 5.00%, 8/1/2026 (d)	115	116
Washington Health Care Facilities Authority, Yakima Valley Memorial Hospital Association Rev., 5.00%, 12/1/2026 (b)	1,705	1,755
Total Washington		40,408
West Virginia — 0.2%
West Virginia Commissioner of Highways
Series 2017A, Rev., 5.00%, 9/1/2025	20	20
Series 2017A, Rev., 5.00%, 9/1/2027	120	126
Series 2017A, Rev., 5.00%, 9/1/2028	375	392
Series 2017A, Rev., 5.00%, 9/1/2029	30	31
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Co. Amos Project Series 2011A, Rev., AMT, VRDO, 1.00%, 9/2/2025 (d)	5,650	5,650
West Virginia Parkways Authority, Senior Lien, Rev., 5.00%, 6/1/2026	20	21
Total West Virginia		6,240
Wisconsin — 2.4%
County of Dane Series 2023A, GO, 5.00%, 6/1/2027	405	424
Public Finance Authority Series 2021C, Rev., 4.00%, 10/1/2030 (b) (d)	1,970	2,102
Public Finance Authority, Duke Energy Progress Project Series 2022B, Rev., AMT, 4.00%, 10/1/2030 (d)	1,000	1,025
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan Municipal Bond Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wisconsin — continued
Public Finance Authority, KU Campus Development Corp., Center District Development Project Series 2016, Rev., 5.00%, 3/1/2026	120	122
State of Wisconsin
Series 2016-2, GO, 5.00%, 11/1/2026	50	51
Series 2025-2, GO, 5.00%, 5/1/2029	1,000	1,093
Series 2025A, GO, 5.00%, 5/1/2030	1,000	1,112
State of Wisconsin, Annual Appropriation Series 2019A, Rev., 5.00%, 5/1/2026 (b)	25	25
Wisconsin Department of Transportation
Series 2017-1, Rev., 5.00%, 7/1/2026	45	46
Series 2017-2, Rev., 5.00%, 7/1/2026	100	102
Series 2021A, Rev., 5.00%, 7/1/2026	20	21
Series 2025-1, Rev., 5.00%, 7/1/2029	2,000	2,194
Series 2025 1, Rev., 5.00%, 7/1/2030	1,000	1,116
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group Series 2018C-4, Rev., 5.00%, 6/22/2029 (d)	2,000	2,152
Wisconsin Health and Educational Facilities Authority, Ascension Health Credit Group Series 2016A, Rev., 5.00%, 11/15/2027	515	523
Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group
Series 2016A, Rev., 4.00%, 5/15/2026 (b)	4,605	4,654
Series 2016A, Rev., 5.00%, 11/15/2026	350	356
Series 2016A, Rev., 5.00%, 11/15/2028	595	604
Wisconsin Health and Educational Facilities Authority, Froedtert Health, Inc., Obligated Group Series 2021B, Rev., VRDO, LIQ : US Bank NA, 3.90%, 9/2/2025 (d)	20,000	20,000
Wisconsin Health and Educational Facilities Authority, Froedtert Thedacare Health Series 2025D, Rev., VRDO, 2.75%, 9/8/2025 (d)	20,000	20,000
Wisconsin Health and Educational Facilities Authority, Unity Point Health Series 2014A, Rev., 5.00%, 12/1/2025	175	175
Total Wisconsin		57,897
Total Municipal Bonds (Cost $2,055,603)		2,063,861
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 14.8%
Investment Companies — 14.8%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.13% (g) (h) (Cost $358,848)	358,819	358,854
Total Investments — 99.7% (Cost $2,414,451)		2,422,715
Other Assets in Excess of Liabilities — 0.3%		6,987
NET ASSETS — 100.0%		2,429,702

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificate of Participation
CR	Custodial Receipts
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RAN	Revenue Anticipation Note
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
SIFMA	The Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
TAN	Tax Anticipation Note
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2025.
(d)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2025.

SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	77

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of August 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan Municipal Bond Funds	August 31, 2025

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2025 (Unaudited)
(Amounts in thousands, except per share amounts)

	JPMorgan California Tax Free Bond Fund	JPMorgan National Municipal Income Fund	JPMorgan New York Tax Free Bond Fund
ASSETS:
Investments in non-affiliates, at value	$356,119	$1,776,464	$377,780
Investments in affiliates, at value	41,930	126,691	15,824
Deposits at broker for futures contracts	62	296	62
Receivables:
Investment securities sold	973	—	—
Investment securities sold — delayed delivery securities	55	1,070	60
Fund shares sold	174	445	623
Interest from non-affiliates	3,850	20,259	3,930
Dividends from affiliates	80	278	46
Total Assets	403,243	1,925,503	398,325
LIABILITIES:
Payables:
Investment securities purchased — delayed delivery securities	1,600	6,962	864
Fund shares redeemed	136	805	52
Variation margin on futures contracts	4	21	4
Accrued liabilities:
Investment advisory fees	76	259	75
Administration fees	14	—	14
Distribution fees	24	76	29
Service fees	11	— (a)	13
Custodian and accounting fees	13	51	10
Trustees’ and Chief Compliance Officer’s fees	— (a)	— (a)	— (a)
Other	27	61	31
Total Liabilities	1,905	8,235	1,092
Net Assets	$401,338	$1,917,268	$397,233

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	79

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2025 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan California Tax Free Bond Fund	JPMorgan National Municipal Income Fund	JPMorgan New York Tax Free Bond Fund
NET ASSETS:
Paid-in-Capital	$425,318	$2,146,305	$417,211
Total distributable earnings (loss)	(23,980)	(229,037)	(19,978)
Total Net Assets	$401,338	$1,917,268	$397,233
Net Assets:
Class A	$100,254	$340,864	$115,683
Class C	5,239	4,188	6,792
Class I	135,727	655,282	150,435
Class R6	160,118	916,934	124,323
Total	$401,338	$1,917,268	$397,233
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	9,974	34,205	18,547
Class C	526	433	1,088
Class I	13,857	67,266	23,980
Class R6	16,353	94,124	19,828
Net Asset Value (a):
Class A — Redemption price per share	$10.05	$9.97	$6.24
Class C — Offering price per share (b)	9.96	9.67	6.24
Class I — Offering and redemption price per share	9.80	9.74	6.27
Class R6 — Offering and redemption price per share	9.79	9.74	6.27
Class A maximum sales charge	3.75%	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$10.44	$10.36	$6.48
Cost of investments in non-affiliates	$359,032	$1,781,946	$382,844
Cost of investments in affiliates	41,929	126,686	15,823

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan Municipal Bond Funds	August 31, 2025

	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Tax Free Bond Fund	JPMorgan Ultra-Short Municipal Fund
ASSETS:
Investments in non-affiliates, at value	$743,342	$727,358	$2,063,861
Investments in affiliates, at value	65,598	31,392	358,854
Deposits at broker for futures contracts	279	298	—
Receivables:
Investment securities sold — delayed delivery securities	565	275	16
Fund shares sold	2,572	187	96
Interest from non-affiliates	8,920	7,731	25,268
Dividends from affiliates	148	79	711
Due from adviser	—	—	24
Total Assets	821,424	767,320	2,448,830
LIABILITIES:
Payables:
Due to custodian	—	—	10,019
Investment securities purchased	—	—	3,000
Investment securities purchased — delayed delivery securities	4,822	3,981	4,500
Fund shares redeemed	245	461	827
Variation margin on futures contracts	13	8	—
Accrued liabilities:
Investment advisory fees	103	185	—
Administration fees	9	45	—
Distribution fees	23	58	40
Service fees	39	15	323
Custodian and accounting fees	20	16	84
Trustees’ and Chief Compliance Officer’s fees	— (a)	— (a)	— (a)
Other	73	78	335
Total Liabilities	5,347	4,847	19,128
Net Assets	$816,077	$762,473	$2,429,702

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	81

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2025 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Tax Free Bond Fund	JPMorgan Ultra-Short Municipal Fund
NET ASSETS:
Paid-in-Capital	$872,927	$843,473	$2,462,046
Total distributable earnings (loss)	(56,850)	(81,000)	(32,344)
Total Net Assets	$816,077	$762,473	$2,429,702
Net Assets:
Class A	$105,941	$250,523	$184,101
Class C	1,497	6,833	—
Class I	386,107	261,508	2,245,601
Class R6	322,532	243,609	—
Total	$816,077	$762,473	$2,429,702
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	10,385	23,790	18,327
Class C	145	655	—
Class I	37,607	24,961	223,781
Class R6	31,429	23,253	—
Net Asset Value (a):
Class A — Redemption price per share	$10.20	$10.53	$10.05
Class C — Offering price per share (b)	10.31	10.43	—
Class I — Offering and redemption price per share	10.27	10.48	10.03
Class R6 — Offering and redemption price per share	10.26	10.48	—
Class A maximum sales charge	2.25%	3.75%	— %
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$10.43	$10.94	$—
Cost of investments in non-affiliates	$734,815	$731,707	$2,055,603
Cost of investments in affiliates	65,597	31,390	358,848

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan Municipal Bond Funds	August 31, 2025

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2025 (Unaudited)
(Amounts in thousands)

	JPMorgan California Tax Free Bond Fund	JPMorgan National Municipal Income Fund	JPMorgan New York Tax Free Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$6,820	$39,533	$7,523
Interest income from affiliates	1	— (a)	—
Dividend income from affiliates	447	1,638	305
Total investment income	7,268	41,171	7,828
EXPENSES:
Investment advisory fees	583	2,955	594
Administration fees	146	739	149
Distribution fees:
Class A	124	460	145
Class C	22	20	26
Service fees:
Class A	124	460	145
Class C	7	7	8
Class I	158	801	186
Custodian and accounting fees	32	57	27
Interest expense to affiliates	1	— (a)	— (a)
Professional fees	31	36	32
Trustees’ and Chief Compliance Officer’s fees	13	15	13
Printing and mailing costs	12	38	15
Registration and filing fees	28	43	28
Transfer agency fees (See Note 2.I.)	4	16	8
Other	5	97	5
Total expenses	1,290	5,744	1,381
Less fees waived	(417)	(3,200)	(450)
Less expense reimbursements	(28)	(3)	(35)
Net expenses	845	2,541	896
Net investment income (loss)	6,423	38,630	6,932

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	83

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2025 (Unaudited) (continued)
(Amounts in thousands)
	JPMorgan California Tax Free Bond Fund	JPMorgan National Municipal Income Fund	JPMorgan New York Tax Free Bond Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$(2,763)	$(13,698)	$(3,478)
Investments in affiliates	—	—	— (a)
Options purchased	(6)	(34)	(7)
Futures contracts	78	424	84
Net realized gain (loss)	(2,691)	(13,308)	(3,401)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(5,941)	(39,116)	(8,196)
Investments in affiliates	—	—	(1)
Options purchased	3	18	4
Futures contracts	(7)	(34)	(7)
Change in net unrealized appreciation/depreciation	(5,945)	(39,132)	(8,200)
Net realized/unrealized gains (losses)	(8,636)	(52,440)	(11,601)
Change in net assets resulting from operations	$(2,213)	$(13,810)	$(4,669)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan Municipal Bond Funds	August 31, 2025

	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Tax Free Bond Fund	JPMorgan Ultra-Short Municipal Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$12,391	$15,499	$32,390
Interest income from affiliates	1	—	1
Dividend income from affiliates	634	664	2,857
Total investment income	13,026	16,163	35,248
EXPENSES:
Investment advisory fees	1,004	1,135	1,729
Administration fees	301	284	864
Distribution fees:
Class A	117	308	257
Class C	5	25	—
Service fees:
Class A	117	308	257
Class C	2	8	—
Class I	488	327	2,625
Custodian and accounting fees	47	36	150
Interest expense to affiliates	1	— (a)	8
Professional fees	35	40	36
Trustees’ and Chief Compliance Officer’s fees	14	14	16
Printing and mailing costs	20	23	15
Registration and filing fees	29	54	—
Transfer agency fees (See Note 2.I.)	6	10	10
Other	7	8	15
Total expenses	2,193	2,580	5,982
Less fees waived	(1,073)	(665)	(3,598)
Net expenses	1,120	1,915	2,384
Net investment income (loss)	11,906	14,248	32,864
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(671)	(7,334)	(104)
Options purchased	(7)	(11)	—
Futures contracts	147	85	—
Net realized gain (loss)	(531)	(7,260)	(104)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	5,253	(17,752)	6,310
Investments in affiliates	—	(1)	(1)
Options purchased	4	6	—
Futures contracts	48	(13)	—
Change in net unrealized appreciation/depreciation	5,305	(17,760)	6,309
Net realized/unrealized gains (losses)	4,774	(25,020)	6,205
Change in net assets resulting from operations	$16,680	$(10,772)	$39,069

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	85

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan California Tax Free Bond Fund		JPMorgan National Municipal Income Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$6,423	$10,062	$38,630	$75,474
Net realized gain (loss)	(2,691)	(557)	(13,308)	(17,850)
Distributions of capital gains received from investment company affiliates	—	—	—	— (a)
Change in net unrealized appreciation/depreciation	(5,945)	(1,588)	(39,132)	15,111
Change in net assets resulting from operations	(2,213)	7,917	(13,810)	72,735
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,551)	(3,002)	(6,760)	(12,745)
Class C	(75)	(189)	(88)	(167)
Class I	(2,148)	(2,601)	(12,895)	(21,866)
Class R6	(2,707)	(4,265)	(19,163)	(40,738)
Total distributions to shareholders	(6,481)	(10,057)	(38,906)	(75,516)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	32,678	72,833	(40,237)	(234,802)
NET ASSETS:
Change in net assets	23,984	70,693	(92,953)	(237,583)
Beginning of period	377,354	306,661	2,010,221	2,247,804
End of period	$401,338	$377,354	$1,917,268	$2,010,221

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan Municipal Bond Funds	August 31, 2025

	JPMorgan New York Tax Free Bond Fund		JPMorgan Short-Intermediate Municipal Bond Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$6,932	$12,248	$11,906	$22,794
Net realized gain (loss)	(3,401)	(149)	(531)	(6,902)
Change in net unrealized appreciation/depreciation	(8,200)	(2,430)	5,305	8,759
Change in net assets resulting from operations	(4,669)	9,669	16,680	24,651
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(2,004)	(3,722)	(1,239)	(2,126)
Class C	(100)	(245)	(15)	(35)
Class I	(2,631)	(4,188)	(5,930)	(10,524)
Class R6	(2,253)	(4,088)	(4,915)	(10,088)
Total distributions to shareholders	(6,988)	(12,243)	(12,099)	(22,773)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	16,288	21,474	17,048	(22,828)
NET ASSETS:
Change in net assets	4,631	18,900	21,629	(20,950)
Beginning of period	392,602	373,702	794,448	815,398
End of period	$397,233	$392,602	$816,077	$794,448
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	87

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Tax Free Bond Fund		JPMorgan Ultra-Short Municipal Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$14,248	$24,437	$32,864	$57,673
Net realized gain (loss)	(7,260)	(6,087)	(104)	(1,316)
Distributions of capital gains received from investment company affiliates	—	—	—	— (a)
Change in net unrealized appreciation/depreciation	(17,760)	4,128	6,309	9,017
Change in net assets resulting from operations	(10,772)	22,478	39,069	65,374
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(4,425)	(8,593)	(2,686)	(4,968)
Class C	(99)	(216)	—	—
Class I	(5,027)	(9,178)	(30,141)	(52,742)
Class R6	(4,779)	(6,415)	—	—
Total distributions to shareholders	(14,330)	(24,402)	(32,827)	(57,710)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	108,611	(152,130)	241,887	433,407
NET ASSETS:
Change in net assets	83,509	(154,054)	248,129	441,071
Beginning of period	678,964	833,018	2,181,573	1,740,502
End of period	$762,473	$678,964	$2,429,702	$2,181,573

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan Municipal Bond Funds	August 31, 2025

	JPMorgan California Tax Free Bond Fund		JPMorgan National Municipal Income Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$17,579	$18,394	$14,306	$88,515
Distributions reinvested	1,518	2,944	6,715	12,651
Cost of shares redeemed	(17,988)	(27,186)	(60,701)	(88,324)
Change in net assets resulting from Class A capital transactions	1,109	(5,848)	(39,680)	12,842
Class C
Proceeds from shares issued	465	786	1,556	669
Distributions reinvested	75	189	87	165
Cost of shares redeemed	(2,077)	(3,481)	(2,537)	(2,515)
Change in net assets resulting from Class C capital transactions	(1,537)	(2,506)	(894)	(1,681)
Class I
Proceeds from shares issued	54,458	106,616	135,865	182,929
Distributions reinvested	2,145	2,592	12,309	21,439
Cost of shares redeemed	(23,506)	(68,795)	(92,562)	(171,367)
Change in net assets resulting from Class I capital transactions	33,097	40,413	55,612	33,001
Class R6
Proceeds from shares issued	28,084	104,792	58,892	70,928
Distributions reinvested	2,699	4,250	19,115	40,585
Cost of shares redeemed	(30,774)	(68,268)	(133,282)	(390,477)
Change in net assets resulting from Class R6 capital transactions	9	40,774	(55,275)	(278,964)
Total change in net assets resulting from capital transactions	$32,678	$72,833	$(40,237)	$(234,802)
SHARE TRANSACTIONS:
Class A
Issued	1,750	1,786	1,429	8,668
Reinvested	151	287	675	1,244
Redeemed	(1,788)	(2,644)	(6,086)	(8,663)
Change in Class A Shares	113	(571)	(3,982)	1,249
Class C
Issued	47	77	161	67
Reinvested	8	18	9	17
Redeemed	(208)	(342)	(262)	(253)
Change in Class C Shares	(153)	(247)	(92)	(169)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	89

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan California Tax Free Bond Fund		JPMorgan National Municipal Income Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
SHARE TRANSACTIONS: (continued)
Class I
Issued	5,561	10,597	13,933	18,287
Reinvested	220	259	1,265	2,153
Redeemed	(2,404)	(6,847)	(9,521)	(17,160)
Change in Class I Shares	3,377	4,009	5,677	3,280
Class R6
Issued	2,870	10,449	6,030	7,093
Reinvested	276	425	1,965	4,077
Redeemed	(3,143)	(6,821)	(13,668)	(39,209)
Change in Class R6 Shares	3	4,053	(5,673)	(28,039)
SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan Municipal Bond Funds	August 31, 2025

	JPMorgan New York Tax Free Bond Fund		JPMorgan Short-Intermediate Municipal Bond Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$12,463	$16,865	$34,538	$28,352
Distributions reinvested	1,966	3,651	1,233	2,112
Cost of shares redeemed	(11,885)	(26,472)	(14,897)	(32,272)
Change in net assets resulting from Class A capital transactions	2,544	(5,956)	20,874	(1,808)
Class C
Proceeds from shares issued	1,255	1,487	288	100
Distributions reinvested	99	243	15	35
Cost of shares redeemed	(1,897)	(4,990)	(142)	(833)
Change in net assets resulting from Class C capital transactions	(543)	(3,260)	161	(698)
Class I
Proceeds from shares issued	49,315	52,748	75,580	166,645
Distributions reinvested	2,591	4,140	5,900	10,466
Cost of shares redeemed	(37,877)	(27,980)	(89,369)	(143,171)
Change in net assets resulting from Class I capital transactions	14,029	28,908	(7,889)	33,940
Class R6
Proceeds from shares issued	19,330	27,912	25,411	24,701
Distributions reinvested	2,250	4,080	4,848	9,939
Cost of shares redeemed	(21,322)	(30,210)	(26,357)	(88,902)
Change in net assets resulting from Class R6 capital transactions	258	1,782	3,902	(54,262)
Total change in net assets resulting from capital transactions	$16,288	$21,474	$17,048	$(22,828)
SHARE TRANSACTIONS:
Class A
Issued	1,992	2,618	3,421	2,800
Reinvested	315	569	122	209
Redeemed	(1,898)	(4,120)	(1,477)	(3,189)
Change in Class A Shares	409	(933)	2,066	(180)
Class C
Issued	201	230	28	10
Reinvested	16	38	2	3
Redeemed	(303)	(777)	(14)	(82)
Change in Class C Shares	(86)	(509)	16	(69)
Class I
Issued	7,833	8,122	7,432	16,342
Reinvested	412	642	580	1,031
Redeemed	(6,017)	(4,334)	(8,786)	(14,083)
Change in Class I Shares	2,228	4,430	(774)	3,290
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	91

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan New York Tax Free Bond Fund		JPMorgan Short-Intermediate Municipal Bond Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
SHARE TRANSACTIONS: (continued)
Class R6
Issued	3,076	4,312	2,502	2,428
Reinvested	358	632	477	979
Redeemed	(3,397)	(4,678)	(2,595)	(8,735)
Change in Class R6 Shares	37	266	384	(5,328)
SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. Morgan Municipal Bond Funds	August 31, 2025

	JPMorgan Tax Free Bond Fund		JPMorgan Ultra-Short Municipal Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$42,195	$60,267	$40,342	$174,409
Distributions reinvested	4,375	8,466	2,582	4,825
Cost of shares redeemed	(34,021)	(71,196)	(68,352)	(137,636)
Change in net assets resulting from Class A capital transactions	12,549	(2,463)	(25,428)	41,598
Class C
Proceeds from shares issued	2,231	2,051	—	—
Distributions reinvested	99	216	—	—
Cost of shares redeemed	(2,498)	(2,756)	—	—
Change in net assets resulting from Class C capital transactions	(168)	(489)	—	—
Class I
Proceeds from shares issued	59,186	119,095	774,158	1,314,901
Distributions reinvested	4,948	8,949	30,102	52,618
Cost of shares redeemed	(57,931)	(88,511)	(536,945)	(975,710)
Change in net assets resulting from Class I capital transactions	6,203	39,533	267,315	391,809
Class R6
Proceeds from shares issued	105,135	28,066	—	—
Distributions reinvested	4,775	6,411	—	—
Cost of shares redeemed	(19,883)	(223,188)	—	—
Change in net assets resulting from Class R6 capital transactions	90,027	(188,711)	—	—
Total change in net assets resulting from capital transactions	$108,611	$(152,130)	$241,887	$433,407
SHARE TRANSACTIONS:
Class A
Issued	3,993	5,544	4,032	17,427
Reinvested	415	781	258	483
Redeemed	(3,216)	(6,554)	(6,822)	(13,761)
Change in Class A Shares	1,192	(229)	(2,532)	4,149
Class C
Issued	213	189	—	—
Reinvested	9	20	—	—
Redeemed	(238)	(256)	—	—
Change in Class C Shares	(16)	(47)	—	—
Class I
Issued	5,616	10,962	77,306	131,489
Reinvested	471	830	3,010	5,269
Redeemed	(5,513)	(8,189)	(53,638)	(97,581)
Change in Class I Shares	574	3,603	26,678	39,177
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	93

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Tax Free Bond Fund		JPMorgan Ultra-Short Municipal Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
SHARE TRANSACTIONS: (continued)
Class R6
Issued	9,777	2,594	—	—
Reinvested	455	595	—	—
Redeemed	(1,889)	(20,653)	—	—
Change in Class R6 Shares	8,343	(17,464)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. Morgan Municipal Bond Funds	August 31, 2025

THIS PAGE IS INTENTIONALLY LEFT BLANK

95

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan California Tax Free Bond Fund
Class A
Six Months Ended August 31, 2025 (Unaudited)	$10.29	$0.16	$(0.24)	$(0.08)	$(0.16)	$10.05
Year Ended February 28, 2025	10.34	0.30	(0.06)	0.24	(0.29)	10.29
Year Ended February 29, 2024	10.15	0.26	0.18	0.44	(0.25)	10.34
Year Ended February 28, 2023	10.68	0.20	(0.53)	(0.33)	(0.20)	10.15
Year Ended February 28, 2022	11.06	0.16	(0.38)	(0.22)	(0.16)	10.68
Year Ended February 28, 2021	11.25	0.17	(0.19)	(0.02)	(0.17)	11.06
Class C
Six Months Ended August 31, 2025 (Unaudited)	10.19	0.14	(0.24)	(0.10)	(0.13)	9.96
Year Ended February 28, 2025	10.25	0.25	(0.07)	0.18	(0.24)	10.19
Year Ended February 29, 2024	10.06	0.20	0.19	0.39	(0.20)	10.25
Year Ended February 28, 2023	10.59	0.15	(0.53)	(0.38)	(0.15)	10.06
Year Ended February 28, 2022	10.96	0.10	(0.37)	(0.27)	(0.10)	10.59
Year Ended February 28, 2021	11.15	0.12	(0.20)	(0.08)	(0.11)	10.96
Class I
Six Months Ended August 31, 2025 (Unaudited)	10.03	0.16	(0.23)	(0.07)	(0.16)	9.80
Year Ended February 28, 2025	10.09	0.30	(0.06)	0.24	(0.30)	10.03
Year Ended February 29, 2024	9.90	0.26	0.19	0.45	(0.26)	10.09
Year Ended February 28, 2023	10.43	0.21	(0.53)	(0.32)	(0.21)	9.90
Year Ended February 28, 2022	10.80	0.17	(0.37)	(0.20)	(0.17)	10.43
Year Ended February 28, 2021	10.99	0.18	(0.19)	(0.01)	(0.18)	10.80
Class R6
Six Months Ended August 31, 2025 (Unaudited)	10.02	0.17	(0.23)	(0.06)	(0.17)	9.79
Year Ended February 28, 2025	10.09	0.31	(0.07)	0.24	(0.31)	10.02
Year Ended February 29, 2024	9.90	0.27	0.19	0.46	(0.27)	10.09
Year Ended February 28, 2023	10.43	0.22	(0.53)	(0.31)	(0.22)	9.90
Year Ended February 28, 2022	10.80	0.18	(0.37)	(0.19)	(0.18)	10.43
Year Ended February 28, 2021	10.99	0.19	(0.19)	— (f)	(0.19)	10.80

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. Morgan Municipal Bond Funds	August 31, 2025

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

(0.77)%	$100,254	0.54%	3.20%	0.94%	34%
2.41	101,429	0.54	2.93	0.95	61
4.45	107,875	0.55	2.53	0.97	36
(3.04)	104,073	0.58	2.00	0.96	25
(2.05)	136,939	0.60	1.43	0.94	11
(0.19)	154,108	0.59	1.54	0.93	6

(0.94)	5,239	1.04	2.70	1.45	34
1.81	6,928	1.04	2.43	1.46	61
3.95	9,492	1.05	2.00	1.48	36
(3.56)	17,015	1.08	1.49	1.46	25
(2.47)	24,442	1.10	0.93	1.43	11
(0.70)	33,234	1.09	1.07	1.43	6

(0.64)	135,727	0.44	3.30	0.69	34
2.48	105,090	0.44	3.04	0.70	61
4.67	65,275	0.45	2.65	0.72	36
(3.01)	47,695	0.49	2.06	0.70	25
(1.90)	80,566	0.50	1.53	0.68	11
(0.09)	100,163	0.49	1.62	0.68	6

(0.59)	160,118	0.34	3.40	0.44	34
2.48	163,907	0.34	3.13	0.45	61
4.77	124,019	0.35	2.74	0.47	36
(2.92)	111,313	0.38	2.19	0.45	25
(1.80)	144,407	0.40	1.63	0.43	11
0.01	137,357	0.39	1.74	0.43	6

SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	97

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan National Municipal Income Fund
Class A
Six Months Ended August 31, 2025 (Unaudited)	$10.23	$0.19	$(0.26)	$(0.07)	$(0.19)	$—	$(0.19)
Year Ended February 28, 2025	10.23	0.34	— (g)	0.34	(0.34)	—	(0.34)
Year Ended February 29, 2024	10.13	0.31	0.11	0.42	(0.32)	—	(0.32)
Year Ended February 28, 2023	10.91	0.27	(0.78)	(0.51)	(0.26)	(0.01)	(0.27)
Year Ended February 28, 2022	11.37	0.23	(0.37)	(0.14)	(0.23)	(0.09)	(0.32)
Year Ended February 28, 2021	11.52	0.22	(0.16)	0.06	(0.21)	—	(0.21)
Class C
Six Months Ended August 31, 2025 (Unaudited)	9.93	0.16	(0.26)	(0.10)	(0.16)	—	(0.16)
Year Ended February 28, 2025	9.94	0.28	(0.01)	0.27	(0.28)	—	(0.28)
Year Ended February 29, 2024	9.86	0.25	0.09	0.34	(0.26)	—	(0.26)
Year Ended February 28, 2023	10.62	0.20	(0.75)	(0.55)	(0.20)	(0.01)	(0.21)
Year Ended February 28, 2022	11.07	0.17	(0.36)	(0.19)	(0.17)	(0.09)	(0.26)
Year Ended February 28, 2021	11.23	0.15	(0.16)	(0.01)	(0.15)	—	(0.15)
Class I
Six Months Ended August 31, 2025 (Unaudited)	10.00	0.19	(0.25)	(0.06)	(0.20)	—	(0.20)
Year Ended February 28, 2025	10.01	0.36	(0.01)	0.35	(0.36)	—	(0.36)
Year Ended February 29, 2024	9.93	0.33	0.09	0.42	(0.34)	—	(0.34)
Year Ended February 28, 2023	10.69	0.29	(0.75)	(0.46)	(0.29)	(0.01)	(0.30)
Year Ended February 28, 2022	11.15	0.26	(0.37)	(0.11)	(0.26)	(0.09)	(0.35)
Year Ended February 28, 2021	11.31	0.24	(0.16)	0.08	(0.24)	—	(0.24)
Class R6
Six Months Ended August 31, 2025 (Unaudited)	10.00	0.20	(0.26)	(0.06)	(0.20)	—	(0.20)
Year Ended February 28, 2025	10.01	0.37	(0.01)	0.36	(0.37)	—	(0.37)
Year Ended February 29, 2024	9.93	0.34	0.09	0.43	(0.35)	—	(0.35)
Year Ended February 28, 2023	10.69	0.29	(0.74)	(0.45)	(0.30)	(0.01)	(0.31)
Year Ended February 28, 2022	11.15	0.27	(0.37)	(0.10)	(0.27)	(0.09)	(0.36)
Year Ended February 28, 2021	11.31	0.25	(0.16)	0.09	(0.25)	—	(0.25)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(g)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. Morgan Municipal Bond Funds	August 31, 2025

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$9.97	(0.70)%	$340,864	0.44%(f)	3.75%(f)	0.90%(f)	30%
10.23	3.38	390,588	0.64	3.37	0.90	37
10.23	4.19	377,730	0.65	3.09	0.91	24
10.13	(4.66)	350,327	0.65	2.60	0.91	36
10.91	(1.29)	341,321	0.65	2.06	0.90	12
11.37	0.57	308,709	0.64	1.93	0.90	34

9.67	(0.95)	4,188	0.92 (f)	3.26 (f)	1.42 (f)	30
9.93	2.81	5,212	1.19	2.82	1.41	37
9.94	3.52	6,898	1.20	2.53	1.42	24
9.86	(5.12)	10,327	1.20	2.03	1.41	36
10.62	(1.77)	14,423	1.20	1.51	1.40	12
11.07	(0.07)	19,061	1.19	1.38	1.40	34

9.74	(0.61)	655,282	0.23 (f)	3.95 (f)	0.65 (f)	30
10.00	3.62	616,103	0.39	3.62	0.65	37
10.01	4.34	583,636	0.40	3.34	0.66	24
9.93	(4.32)	678,857	0.40	2.84	0.66	36
10.69	(1.06)	655,190	0.40	2.31	0.65	12
11.15	0.75	622,009	0.39	2.17	0.65	34

9.74	(0.59)	916,934	0.20 (f)	3.98 (f)	0.40 (f)	30
10.00	3.73	998,318	0.29	3.72	0.40	37
10.01	4.44	1,279,540	0.30	3.42	0.40	24
9.93	(4.23)	2,516,718	0.30	2.92	0.41	36
10.69	(0.96)	3,503,954	0.30	2.41	0.40	12
11.15	0.85	3,681,554	0.29	2.27	0.40	34

SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	99

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan New York Tax Free Bond Fund
Class A
Six Months Ended August 31, 2025 (Unaudited)	$6.43	$0.11	$(0.19)	$(0.08)	$(0.11)	$6.24
Year Ended February 28, 2025	6.47	0.20	(0.04)	0.16	(0.20)	6.43
Year Ended February 29, 2024	6.37	0.17	0.10	0.27	(0.17)	6.47
Year Ended February 28, 2023	6.71	0.13	(0.34)	(0.21)	(0.13)	6.37
Year Ended February 28, 2022	6.93	0.11	(0.21)	(0.10)	(0.12)	6.71
Year Ended February 28, 2021	7.06	0.12	(0.13)	(0.01)	(0.12)	6.93
Class C
Six Months Ended August 31, 2025 (Unaudited)	6.43	0.09	(0.19)	(0.10)	(0.09)	6.24
Year Ended February 28, 2025	6.47	0.17	(0.04)	0.13	(0.17)	6.43
Year Ended February 29, 2024	6.37	0.14	0.10	0.24	(0.14)	6.47
Year Ended February 28, 2023	6.71	0.10	(0.34)	(0.24)	(0.10)	6.37
Year Ended February 28, 2022	6.93	0.08	(0.22)	(0.14)	(0.08)	6.71
Year Ended February 28, 2021	7.05	0.09	(0.13)	(0.04)	(0.08)	6.93
Class I
Six Months Ended August 31, 2025 (Unaudited)	6.46	0.11	(0.19)	(0.08)	(0.11)	6.27
Year Ended February 28, 2025	6.50	0.21	(0.04)	0.17	(0.21)	6.46
Year Ended February 29, 2024	6.40	0.18	0.10	0.28	(0.18)	6.50
Year Ended February 28, 2023	6.75	0.15	(0.35)	(0.20)	(0.15)	6.40
Year Ended February 28, 2022	6.96	0.13	(0.21)	(0.08)	(0.13)	6.75
Year Ended February 28, 2021	7.09	0.14	(0.13)	0.01	(0.14)	6.96
Class R6
Six Months Ended August 31, 2025 (Unaudited)	6.46	0.11	(0.18)	(0.07)	(0.12)	6.27
Year Ended February 28, 2025	6.50	0.22	(0.04)	0.18	(0.22)	6.46
Year Ended February 29, 2024	6.40	0.18	0.10	0.28	(0.18)	6.50
Year Ended February 28, 2023	6.74	0.16	(0.35)	(0.19)	(0.15)	6.40
Year Ended February 28, 2022	6.96	0.14	(0.22)	(0.08)	(0.14)	6.74
Year Ended February 28, 2021	7.09	0.15	(0.14)	0.01	(0.14)	6.96

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. Morgan Municipal Bond Funds	August 31, 2025

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

(1.25)%	$115,683	0.54%	3.41%	0.94%	39%
2.60	116,584	0.54	3.18	0.94	51
4.34	123,310	0.55	2.68	0.96	37
(3.04)	123,246	0.68	2.10	0.95	30
(1.55)	143,940	0.75	1.60	0.94	10
(0.13)	166,435	0.74	1.77	0.93	5

(1.50)	6,792	1.04	2.91	1.45	39
2.08	7,551	1.04	2.67	1.45	51
3.80	10,882	1.05	2.15	1.46	37
(3.53)	19,364	1.19	1.59	1.45	30
(2.05)	24,776	1.25	1.10	1.44	10
(0.51)	31,173	1.24	1.26	1.43	5

(1.20)	150,435	0.44	3.51	0.69	39
2.69	140,600	0.44	3.28	0.69	51
4.42	112,611	0.45	2.79	0.70	37
(2.97)	89,832	0.48	2.33	0.70	30
(1.16)	76,802	0.50	1.85	0.69	10
0.12	87,928	0.49	2.02	0.68	5

(1.15)	124,323	0.34	3.61	0.44	39
2.79	127,867	0.34	3.38	0.44	51
4.52	126,899	0.35	2.88	0.45	37
(2.73)	129,008	0.38	2.41	0.44	30
(1.20)	127,964	0.40	1.95	0.43	10
0.22	122,625	0.39	2.11	0.43	5

SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	101

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan Short-Intermediate Municipal Bond Fund
Class A
Six Months Ended August 31, 2025 (Unaudited)	$10.15	$0.13	$0.05	$0.18	$(0.13)	$10.20
Year Ended February 28, 2025	10.12	0.26	0.03	0.29	(0.26)	10.15
Year Ended February 29, 2024	10.02	0.20	0.11	0.31	(0.21)	10.12
Year Ended February 28, 2023	10.46	0.14	(0.44)	(0.30)	(0.14)	10.02
Year Ended February 28, 2022	10.78	0.11	(0.32)	(0.21)	(0.11)	10.46
Year Ended February 28, 2021	10.86	0.13	(0.08)	0.05	(0.13)	10.78
Class C
Six Months Ended August 31, 2025 (Unaudited)	10.26	0.11	0.05	0.16	(0.11)	10.31
Year Ended February 28, 2025	10.22	0.21	0.03	0.24	(0.20)	10.26
Year Ended February 29, 2024	10.12	0.15	0.10	0.25	(0.15)	10.22
Year Ended February 28, 2023	10.56	0.09	(0.44)	(0.35)	(0.09)	10.12
Year Ended February 28, 2022	10.88	0.06	(0.32)	(0.26)	(0.06)	10.56
Year Ended February 28, 2021	10.96	0.08	(0.09)	(0.01)	(0.07)	10.88
Class I
Six Months Ended August 31, 2025 (Unaudited)	10.21	0.15	0.07	0.22	(0.16)	10.27
Year Ended February 28, 2025	10.18	0.30	0.03	0.33	(0.30)	10.21
Year Ended February 29, 2024	10.08	0.24	0.11	0.35	(0.25)	10.18
Year Ended February 28, 2023	10.52	0.18	(0.43)	(0.25)	(0.19)	10.08
Year Ended February 28, 2022	10.84	0.16	(0.32)	(0.16)	(0.16)	10.52
Year Ended February 28, 2021	10.92	0.18	(0.09)	0.09	(0.17)	10.84
Class R6
Six Months Ended August 31, 2025 (Unaudited)	10.21	0.16	0.05	0.21	(0.16)	10.26
Year Ended February 28, 2025	10.18	0.31	0.03	0.34	(0.31)	10.21
Year Ended February 29, 2024	10.08	0.25	0.11	0.36	(0.26)	10.18
Year Ended February 28, 2023	10.52	0.19	(0.44)	(0.25)	(0.19)	10.08
Year Ended February 28, 2022	10.83	0.16	(0.31)	(0.15)	(0.16)	10.52
Year Ended February 28, 2021	10.91	0.19	(0.09)	0.10	(0.18)	10.83

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. Morgan Municipal Bond Funds	August 31, 2025

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

1.83%	$105,941	0.69%	2.55%	0.87%	18%
2.88	84,416	0.69	2.53	0.87	51
3.08	86,007	0.70	1.98	0.87	44
(2.86)	95,647	0.70	1.36	0.87	8
(1.96)	93,976	0.70	1.02	0.85	21
0.43	80,956	0.69	1.20	0.86	21

1.55	1,497	1.19	2.05	1.40	18
2.42	1,326	1.19	2.02	1.40	51
2.52	2,020	1.20	1.47	1.39	44
(3.34)	2,590	1.20	0.85	1.37	8
(2.45)	3,473	1.20	0.52	1.36	21
(0.09)	4,626	1.19	0.72	1.36	21

2.14	386,107	0.24	3.00	0.61	18
3.33	391,871	0.24	2.98	0.62	51
3.53	357,230	0.25	2.42	0.62	44
(2.41)	472,108	0.25	1.79	0.61	8
(1.51)	823,600	0.25	1.47	0.60	21
0.87	829,847	0.24	1.66	0.60	21

2.07	322,532	0.19	3.05	0.36	18
3.38	316,835	0.19	3.02	0.37	51
3.58	370,141	0.20	2.46	0.37	44
(2.36)	508,403	0.20	1.85	0.37	8
(1.37)	632,795	0.20	1.52	0.35	21
0.92	688,820	0.19	1.72	0.35	21

SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	103

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan Tax Free Bond Fund
Class A
Six Months Ended August 31, 2025 (Unaudited)	$10.89	$0.19	$(0.36)	$(0.17)	$(0.19)	$10.53
Year Ended February 28, 2025	10.90	0.38	(0.01)	0.37	(0.38)	10.89
Year Ended February 29, 2024	10.70	0.38	0.19	0.57	(0.37)	10.90
Year Ended February 28, 2023	12.15	0.33	(1.45)	(1.12)	(0.33)	10.70
Year Ended February 28, 2022	12.46	0.27	(0.31)	(0.04)	(0.27)	12.15
Year Ended February 28, 2021	12.66	0.28	(0.20)	0.08	(0.28)	12.46
Class C
Six Months Ended August 31, 2025 (Unaudited)	10.78	0.16	(0.35)	(0.19)	(0.16)	10.43
Year Ended February 28, 2025	10.80	0.31	(0.01)	0.30	(0.32)	10.78
Year Ended February 29, 2024	10.60	0.31	0.20	0.51	(0.31)	10.80
Year Ended February 28, 2023	12.04	0.26	(1.44)	(1.18)	(0.26)	10.60
Year Ended February 28, 2022	12.35	0.19	(0.31)	(0.12)	(0.19)	12.04
Year Ended February 28, 2021	12.55	0.21	(0.21)	— (f)	(0.20)	12.35
Class I
Six Months Ended August 31, 2025 (Unaudited)	10.83	0.20	(0.35)	(0.15)	(0.20)	10.48
Year Ended February 28, 2025	10.85	0.40	(0.02)	0.38	(0.40)	10.83
Year Ended February 29, 2024	10.65	0.40	0.19	0.59	(0.39)	10.85
Year Ended February 28, 2023	12.09	0.35	(1.44)	(1.09)	(0.35)	10.65
Year Ended February 28, 2022	12.41	0.29	(0.32)	(0.03)	(0.29)	12.09
Year Ended February 28, 2021	12.61	0.31	(0.21)	0.10	(0.30)	12.41
Class R6
Six Months Ended August 31, 2025 (Unaudited)	10.83	0.21	(0.35)	(0.14)	(0.21)	10.48
Year Ended February 28, 2025	10.84	0.40	— (f)	0.40	(0.41)	10.83
Year Ended February 29, 2024	10.64	0.40	0.20	0.60	(0.40)	10.84
Year Ended February 28, 2023	12.09	0.36	(1.45)	(1.09)	(0.36)	10.64
Year Ended February 28, 2022	12.41	0.30	(0.32)	(0.02)	(0.30)	12.09
Year Ended February 28, 2021	12.60	0.31	(0.19)	0.12	(0.31)	12.41

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. Morgan Municipal Bond Funds	August 31, 2025

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

(1.54)%	$250,523	0.66%	3.61%	0.93%	41%
3.46	246,032	0.66	3.46	0.93	71
5.44	248,803	0.66	3.50	0.94	55
(9.24)	254,468	0.67	2.99	0.95	42
(0.40)	330,640	0.67	2.12	0.94	16
0.66	302,134	0.66	2.28	0.95	23

(1.75)	6,833	1.24	3.03	1.44	41
2.80	7,242	1.24	2.88	1.44	71
4.88	7,752	1.25	2.92	1.45	55
(9.78)	8,546	1.25	2.39	1.45	42
(0.99)	12,535	1.25	1.54	1.44	16
0.07	16,524	1.24	1.70	1.45	23

(1.34)	261,508	0.44	3.82	0.67	41
3.61	264,191	0.44	3.67	0.68	71
5.71	225,434	0.44	3.73	0.69	55
(9.00)	128,202	0.45	3.20	0.70	42
(0.27)	173,023	0.45	2.34	0.69	16
0.88	176,073	0.45	2.50	0.70	23

(1.32)	243,609	0.39	3.88	0.42	41
3.76	161,499	0.39	3.73	0.43	71
5.76	351,029	0.39	3.80	0.43	55
(9.04)	157,191	0.40	3.29	0.45	42
(0.22)	153,754	0.40	2.39	0.44	16
1.01	134,449	0.40	2.55	0.45	23

SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	105

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan Ultra-Short Municipal Fund
Class A
Six Months Ended August 31, 2025 (Unaudited)	$10.02	$0.14	$0.02	$0.16	$(0.13)	$10.05
Year Ended February 28, 2025	9.98	0.28	0.04	0.32	(0.28)	10.02
Year Ended February 29, 2024	9.90	0.25	0.08	0.33	(0.25)	9.98
Year Ended February 28, 2023	9.98	0.13	(0.11)	0.02	(0.10)	9.90
Year Ended February 28, 2022	10.07	0.01	(0.09)	(0.08)	(0.01)	9.98
Year Ended February 28, 2021	10.08	0.03	— (f)	0.03	(0.04)	10.07
Class I
Six Months Ended August 31, 2025 (Unaudited)	10.01	0.14	0.02	0.16	(0.14)	10.03
Year Ended February 28, 2025	9.97	0.30	0.04	0.34	(0.30)	10.01
Year Ended February 29, 2024	9.89	0.27	0.09	0.36	(0.28)	9.97
Year Ended February 28, 2023	9.98	0.10	(0.07)	0.03	(0.12)	9.89
Year Ended February 28, 2022	10.06	0.03	(0.08)	(0.05)	(0.03)	9.98
Year Ended February 28, 2021	10.07	0.05	— (f)	0.05	(0.06)	10.06

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.

106

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

1.64%	$184,101	0.39%	2.68%	0.75%	27%
3.25	208,973	0.44	2.80	0.75	70
3.41	166,704	0.44	2.48	0.75	74
0.18	263,135	0.44	1.27	0.76	16
(0.83)	72,506	0.45	0.06	0.75	33
0.30	143,944	0.44	0.35	0.75	71

1.65	2,245,601	0.19	2.87	0.50	27
3.46	1,972,600	0.24	3.00	0.50	70
3.66	1,573,798	0.24	2.72	0.50	74
0.27	2,073,626	0.24	1.04	0.51	16
(0.53)	3,984,195	0.25	0.26	0.50	33
0.51	6,666,678	0.24	0.53	0.50	71

107

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I”), JPMorgan Trust II (“JPM II”) and JPMorgan Trust IV (“JPM IV”) (collectively, the “Trusts”) were formed on November 12, 2004 for JPM I and JPM II and November 11, 2015 for JPM IV, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 6 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan California Tax Free Bond Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan National Municipal Income Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan New York Tax Free Bond Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan Short-Intermediate Municipal Bond Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Tax Free Bond Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Ultra-Short Municipal Fund	Class A and Class I	JPM IV	Diversified
The investment objective of JPMorgan California Tax Free Bond Fund (“California Tax Free Bond Fund”) is to seek to provide high after-tax total return for California residents consistent with moderate risk of capital.
The investment objective of JPMorgan National Municipal Income Fund ("National Municipal Income Fund") is to seek to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations. For purposes of the Fund’s investment objective, “gross income” means gross income for federal tax purposes.
The investment objective of JPMorgan New York Tax Free Bond Fund (“New York Tax Free Bond Fund”) is to seek to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from New York State and New York City personal income taxes. It also seeks to protect the value of your investment.
The investment objective of JPMorgan Short-Intermediate Municipal Bond Fund (“Short-Intermediate Bond Fund”), JPMorgan Tax Free Bond Fund (“Tax Free Bond Fund”) and JPMorgan Ultra-Short Municipal Fund (“Ultra-Short Municipal Fund”) is to seek as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.
Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission (“SEC”) Rule 2a-5 (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.

108	J.P. Morgan Municipal Bond Funds	August 31, 2025

This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset value ("NAV") per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
California Tax Free Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$356,119	$—	$356,119
Short-Term Investments
Investment Companies	41,930	—	—	41,930
Total Investments in Securities	$41,930	$356,119	$—	$398,049
Appreciation in Other Financial Instruments
Futures Contracts	$7	$—	$—	$7
Depreciation in Other Financial Instruments
Futures Contracts	$(14)	$—	$—	$(14)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(7)	$—	$—	$(7)

National Municipal Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$1,776,464	$—	$1,776,464

August 31, 2025	J.P. Morgan Municipal Bond Funds	109

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
National Municipal Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$126,691	$—	$—	$126,691
Total Investments in Securities	$126,691	$1,776,464	$—	$1,903,155
Appreciation in Other Financial Instruments
Futures Contracts	$36	$—	$—	$36
Depreciation in Other Financial Instruments
Futures Contracts	$(70)	$—	$—	$(70)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(34)	$—	$—	$(34)

New York Tax Free Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$377,780	$—	$377,780
Short-Term Investments
Investment Companies	15,824	—	—	15,824
Total Investments in Securities	$15,824	$377,780	$—	$393,604
Appreciation in Other Financial Instruments
Futures Contracts	$7	$—	$—	$7
Depreciation in Other Financial Instruments
Futures Contracts	$(14)	$—	$—	$(14)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(7)	$—	$—	$(7)

Short-Intermediate Municipal Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$3	$—	$3
Municipal Bonds	—	743,339	—	743,339
Short-Term Investments
Investment Companies	65,598	—	—	65,598
Total Investments in Securities	$65,598	$743,342	$—	$808,940
Appreciation in Other Financial Instruments
Futures Contracts	$62	$—	$—	$62
Depreciation in Other Financial Instruments
Futures Contracts	$(14)	$—	$—	$(14)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$48	$—	$—	$48

110	J.P. Morgan Municipal Bond Funds	August 31, 2025

Tax Free Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$727,358	$—	$727,358
Short-Term Investments
Investment Companies	31,392	—	—	31,392
Total Investments in Securities	$31,392	$727,358	$—	$758,750
Appreciation in Other Financial Instruments
Futures Contracts	$13	$—	$—	$13
Depreciation in Other Financial Instruments
Futures Contracts	$(26)	$—	$—	$(26)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(13)	$—	$—	$(13)

Ultra-Short Municipal Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$2,063,861	$—	$2,063,861
Short-Term Investments
Investment Companies	358,854	—	—	358,854
Total Investments in Securities	$358,854	$2,063,861	$—	$2,422,715
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of August 31, 2025, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— The Funds purchased when-issued securities, including To-Be-Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
California Tax Free Bond Fund, National Municipal Income Fund, New York Tax Free Bond Fund, Short Intermediate Municipal Bond Fund, Tax Free Bond Fund and Ultra-Short Municipal Bond Fund had when-issued securities, delayed delivery securities or forward commitments outstanding as of August 31, 2025, which are shown as a Receivable for Investment securities sold — delayed delivery securities and/or a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at August 31, 2025 are detailed on the SOIs, if any.

August 31, 2025	J.P. Morgan Municipal Bond Funds	111

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
D. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in an affiliated money market fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
The Funds did not lend out any securities during the six months ended August 31, 2025.
E. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds Reinvestment amounts are included in the purchases at cost amounts in the tables below.
California Tax Free Bond Fund
For the six months ended August 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2025	Shares at August 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.13% (a) (b)	$36,833	$117,205	$112,108	$—	$—	$41,930	41,926	$447	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2025.

112	J.P. Morgan Municipal Bond Funds	August 31, 2025

National Municipal Income Fund
For the six months ended August 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2025	Shares at August 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.13% (a) (b)	$145,229	$413,712	$432,250	$—	$—	$126,691	126,678	$1,638	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2025.

New York Tax Free Bond Fund
For the six months ended August 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2025	Shares at August 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.13% (a) (b)	$20,688	$127,180	$132,043	$— (c)	$(1)	$15,824	15,823	$305	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2025.
(c)	Amount rounds to less than one thousand.

Short-Intermediate Municipal Bond Fund
For the six months ended August 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2025	Shares at August 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.13% (a) (b)	$21,444	$252,367	$208,213	$—	$—	$65,598	65,592	$634	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2025.

Tax Free Bond Fund
For the six months ended August 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2025	Shares at August 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.13% (a) (b)	$57,116	$236,857	$262,580	$—	$(1)	$31,392	31,389	$664	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2025.

August 31, 2025	J.P. Morgan Municipal Bond Funds	113

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
Ultra-Short Municipal Fund
For the six months ended August 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2025	Shares at August 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.13% (a) (b)	$217,364	$971,651	$830,160	$—	$(1)	$358,854	358,819	$2,857	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2025.
F. Options —California Tax Free Bond, National Municipal Income Fund, New York Tax Free Bond Fund, Short-Intermediate Municipal Bond Fund and Tax Free Bond Fund purchased and sold (“wrote”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.
Options Purchased — Premiums paid by the Funds for options purchased are included on the Statement of Assets and Liabilities as Options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statement of Operations. If the option is allowed to expire, the Funds will lose the entire premium it paid and records a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.
The Funds' exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
G. Futures Contracts— California Tax Free Bond, National Municipal Income Fund, New York Tax Free Bond Fund, Short-Intermediate Municipal Bond Fund and Tax Free Bond Fund used interest rate and treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to interest rate risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

114	J.P. Morgan Municipal Bond Funds	August 31, 2025

The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
Derivatives Volume
The table below discloses the volume of the Funds' options and futures contracts activity during the six months ended August 31, 2025 (amounts in thousands, except for number of contracts):
	California Tax Free Bond Fund	National Municipal Income Fund	New York Tax Free Bond Fund	Short-Intermediate Municipal Bond Fund	Tax Free Bond Fund
Futures Contracts:
Average Notional Balance Long	$4,783	$25,047	$4,945	$13,776	$19,833
Average Notional Balance Short	(3,192)	(16,429)	(3,277)	(3,192)	(6,140)
Ending Notional Balance Long	4,227	21,936	4,341	16,379	8,112
Ending Notional Balance Short	(4,372)	(22,670)	(4,488)	(4,372)	(8,401)
Exchange-Traded Options:
Average Number of Contracts Purchased	29	153	30	30	52
The Funds' derivatives contracts held at August 31, 2025 are not accounted for as hedging instruments under GAAP.
H. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
I. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended August 31, 2025, are as follows:
	Class A	Class C	Class I	Class R6	Total
California Tax Free Bond Fund
Transfer agency fees	$2	$— (a)	$1	$1	$4
National Municipal Income Fund
Transfer agency fees	6	— (a)	4	6	16
New York Tax Free Bond Fund
Transfer agency fees	5	— (a)	2	1	8
Short-Intermediate Municipal Bond Fund
Transfer agency fees	2	— (a)	2	2	6
Tax Free Bond Fund
Transfer agency fees	6	1	2	1	10
Ultra-Short Municipal Fund
Transfer agency fees	2	n/a	8	n/a	10

(a)	Amount rounds to less than one thousand.
J. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of August 31, 2025, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

August 31, 2025	J.P. Morgan Municipal Bond Funds	115

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
K. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
L. Segment Reporting — The Funds adopted FASB Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The adoption of this new standard impacted financial statement disclosures only and did not affect the Funds' financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
M. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

California Tax Free Bond Fund	0.30%
National Municipal Income Fund	0.30
New York Tax Free Bond Fund	0.30
Short-Intermediate Municipal Bond Fund	0.25
Tax Free Bond Fund	0.30
Ultra-Short Municipal Fund	0.15
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.010% of each Fund's respective average daily net assets in excess of $25 billion. For the six months ended August 31, 2025, the effective annualized rate was 0.075% of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
Class A	Class C
0.25%	0.75%

116	J.P. Morgan Municipal Bond Funds	August 31, 2025

In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares, except for Ultra-Short Municipal Fund which has no sales charge, and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended August 31, 2025, JPMDS retained the following:
	Front-End Sales Charge	CDSC
California Tax Free Bond Fund	$1	$—
National Municipal Income Fund	3	—
New York Tax Free Bond Fund	1	1
Short-Intermediate Municipal Bond Fund	1	—
Tax Free Bond Fund	3	—
D. Service Fees— The Trusts, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I
California Tax Free Bond Fund	0.25%	0.25%	0.25%
National Municipal Income Fund	0.25	0.25	0.25
New York Tax Free Bond Fund	0.25	0.25	0.25
Short-Intermediate Municipal Bond Fund	0.25	0.25	0.25
Tax Free Bond Fund	0.25	0.25	0.25
Ultra-Short Municipal Fund	0.25	n/a	0.25

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R6
California Tax Free Bond Fund	0.55%	1.05%	0.45%	0.35%
National Municipal Income Fund	0.65	1.20	0.40	0.30
New York Tax Free Bond Fund	0.55	1.05	0.45	0.35
Short-Intermediate Municipal Bond Fund	0.70	1.20	0.25	0.20
Tax Free Bond Fund	0.67	1.25	0.45	0.40
Ultra-Short Municipal Fund	0.38 (1)	n/a	0.18 (1)	n/a

(1)	Prior to April 16, 2025, the contractual expense limitation was 0.45% and 0.25% for Class A and Class I, respectively.

August 31, 2025	J.P. Morgan Municipal Bond Funds	117

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The expense limitation agreements were in effect for the six months ended August 31, 2025 and the contractual expense limitation percentages in the table above are in place until at least June 30, 2026.
For the six months ended August 31, 2025, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers					Voluntary Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements	12b-1
California Tax Free Bond Fund	$104	$69	$226	$399	$28	$—
National Municipal Income Fund	1,265	654	1,141	3,060	3	76
New York Tax Free Bond Fund	103	69	266	438	35	—
Short-Intermediate Municipal Bond Fund	396	264	391	1,051	—	—
Tax Free Bond Fund	49	33	557	639	—	—
Ultra-Short Municipal Fund	1,729	865	903	3,497	—	—
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/ or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the six months ended August 31, 2025 were as follows:

California Tax Free Bond Fund	$18
National Municipal Income Fund	64
New York Tax Free Bond Fund	12
Short-Intermediate Municipal Bond Fund	22
Tax Free Bond Fund	26
Ultra-Short Municipal Fund	101
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the six months ended August 31, 2025, National Municipal Income Fund, New York Tax Free Bond Fund, Short-Intermediate Municipal Bond Fund, Tax Free Bond Fund and Ultra-Short Municipal Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended August 31, 2025, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
California Tax Free Bond Fund	$139,763	$119,303
National Municipal Income Fund	548,314	576,308
New York Tax Free Bond Fund	157,518	143,432

118	J.P. Morgan Municipal Bond Funds	August 31, 2025

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Short-Intermediate Municipal Bond Fund	$134,642	$150,127
Tax Free Bond Fund	413,854	285,320
Ultra-Short Municipal Fund	721,205	537,999
During the six months ended August 31, 2025, there were no purchases or sales of U.S. Government securities.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2025 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
California Tax Free Bond Fund	$400,961	$3,052	$5,971	$(2,919)
National Municipal Income Fund	1,908,632	23,695	29,206	(5,511)
New York Tax Free Bond Fund	398,667	1,904	6,974	(5,070)
Short-Intermediate Municipal Bond Fund	800,412	10,224	1,648	8,576
Tax Free Bond Fund	763,097	9,525	13,885	(4,360)
Ultra-Short Municipal Fund	2,414,451	8,865	601	8,264
At February 28, 2025, the following Funds had net capital loss carryforwards, which are available to offset future realized gains as follows:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
California Tax Free Bond Fund	$3,838	$13,814
National Municipal Income Fund	52,733	147,005
New York Tax Free Bond Fund	4,303	7,097
Short-Intermediate Municipal Bond Fund	16,461	47,380
Tax Free Bond Fund	18,930	48,574
Ultra-Short Municipal Fund	10,678	29,794
Net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended February 28, 2025, the Funds deferred to March 1, 2025 the following net capital losses (gains) of:
	Net Capital Losses (Gains)
	Short-Term	Long-Term
California Tax Free Bond Fund	$629	$15
National Municipal Income Fund	(342)	10,071
New York Tax Free Bond Fund	343	(304)
Short-Intermediate Municipal Bond Fund	231	370
Tax Free Bond Fund	516	1,362
Ultra-Short Municipal Fund	84	8
During the year ended February 28, 2025, the following Funds utilized capital loss carryforwards as follows:
Capital Loss Utilized
Short-Term
California Tax Free Bond Fund	$170
New York Tax Free Bond Fund	343
Tax Free Bond Fund	1,347

August 31, 2025	J.P. Morgan Municipal Bond Funds	119

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended August 31, 2025.
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 28, 2025.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2025.
The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate. Effective August 5, 2025, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the six months ended August 31, 2025.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of August 31, 2025, the following Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
California Tax Free Bond Fund	1	72.1%	1	10.6%
National Municipal Income Fund	1	60.8	1	16.4
New York Tax Free Bond Fund	1	70.4	—	—
Short-Intermediate Municipal Bond Fund	1	73.7	—	—
Tax Free Bond Fund	1	52.1	2	29.7
Ultra-Short Municipal Fund	1	86.7	—	—
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
The Funds are subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Funds may invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate

120	J.P. Morgan Municipal Bond Funds	August 31, 2025

securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Funds are subject to credit risk. The Funds' investments are subject to the risk that an issuer and/or a counterparty will not make payments when due or default completely. Prices of the Funds' investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Funds' securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
The Funds invest primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. California Tax Free Bond Fund and New York Tax Free Bond Fund primarily invest in issuers in the states of California and New York, respectively. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Funds’ ability to collect principal and interest, in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.
8. Subsequent Events
At a meeting held on April 15, 2025, JPM I's Board approved the reorganization (the “Reorganization”) of National Municipal Income Fund into an exchange-traded fund, JPMorgan Municipal ETF (“JPM Municipal ETF”), a series of J.P. Morgan Exchange-Traded Fund Trust.
The Reorganization occurred as of the close of business on October 24, 2025 (the “Closing Date”). In connection with the Reorganization, each shareholder of the National Municipal Income Fund (except as noted below) received shares of JPM Municipal ETF equal in value to the number of shares of the National Municipal Income Fund they owned on the Closing Date, including a cash payment in lieu of fractional shares of JPM Municipal ETF, which cash payment may be taxable. Shareholders of the National Municipal Income Fund who did not hold their shares through a brokerage account that could accept shares of JPM Municipal ETF on the Closing Date had their National Municipal Income Fund shares liquidated, and such shareholders received cash equal in value to their National Municipal Income Fund shares, which cash payment may be taxable. Shareholders of the National Municipal Income Fund who held their shares through a fund direct individual retirement account and did not take action prior to the Reorganization had their National Municipal Income Fund shares exchanged for Morgan Shares of JPMorgan U.S. Government Money Market Fund equal in value to their National Municipal Income Fund shares. JPM Municipal ETF has the identical investment adviser, investment objective and fundamental investment policies and substantially similar investment strategies as the National Municipal Income Fund. Effective as of the close of business on October 24, 2025, National Municipal Income Fund ceased operations in connection with the consummation of the Reorganization.

August 31, 2025	J.P. Morgan Municipal Bond Funds	121

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2025. All rights reserved. August 2025.
SAN-MUNIBOND-825

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
JPMorgan National Municipal Income Fund
JPMorgan Trust I held a special meeting of shareholders on July 30, 2025, for the purpose of approving a proposed reorganization pursuant to which the JPMorgan National Municipal Income Fund (the “Target Fund”) would combine with the JPMorgan Municipal ETF (the “Acquiring Fund”).
The results of the voting were as follows:
July 30, 2025 Meeting:

Dollar value of Votes Received (000’s)
For	105,428
Against	660
Abstain	4,021
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreements
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements. The Board also met for the specific purpose of considering investment advisory agreement annual renewals. The Board held meetings June 24-25, 2025 and August 12-14, 2025, at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 14, 2025.
As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Funds’ performance as compared to the performance of their peers and benchmarks, and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Funds’ objectives, benchmarks, and peers. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the
Adviser, counsel to the Funds and independent legal counsel to the Trustees and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund, including personnel changes, if any;
•
The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
•
Information about the structure and distribution strategy for each Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser in its role as Administrator;

•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Funds;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.
The Trustees also considered that JPMorgan Distribution Services, Inc. (“JPMDS”), an affiliate of the Adviser, and the Adviser earn fees from the Funds for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor, and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Fund’s potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Funds.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints. The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”), which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale. The Trustees also noted that certain other Funds that had achieved scale as asset levels had increased no longer had Fee Caps in place for some or all of their share classes, but shared economies of scale through lower average expenses. The Trustees noted that the fees remain fair and reasonable relative to peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the Adviser's and JPMDS's ongoing investments in their business in support of the Funds, including the Adviser's and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels, was reasonable. The Trustees concluded that, for Funds with Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders benefitted from lower average expenses resulting from increased assets. The Trustees also concluded that all Funds benefitted from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.
Independent Written Evaluation of the Funds’ Senior Officer
The Trustees noted that, upon their direction, the Senior Officer for the Short-Intermediate Municipal Bond Fund and Tax Free Bond Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent possible, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about each Fund’s performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe comprised of funds’ selected share classes with the same Broadridge investment classification and objective (the “Universe”) by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe and Peer Group, and noted that Universe quintile rankings were not calculated if the number of funds in the Universe did not meet a predetermined minimum. The Trustees also considered enhancements to the methodology employed by Broadridge for identifying funds in the Peer Groups for Class I and Class R6 shares, based upon discussions with the Adviser, Broadridge and certain Trustees in advance of, and preparation for, the June meeting. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for certain Funds by the Trustees’ independent consultant. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:
The Trustees noted that the California Tax Free Bond Fund’s performance for Class A shares was in the fifth, second and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for Class I shares was in the fourth, third and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. Broadridge did not calculate quintile rankings for Class R6 shares for the one-, three- and five-year periods due to the limited number of funds in the Universe. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.

The Trustees noted that the National Municipal Income Fund’s performance for Class A and Class I shares was in the third, fourth and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for Class R6 shares was in the third, fourth and fifth quintiles of the Universe for the one-, three- and five- year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the New York Tax Free Bond Fund’s performance for Class A and Class R6 shares was in the second, first and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for Class I shares was in the third, first and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the Short-Intermediate Municipal Bond Fund’s performance for Class A, Class I and Class R6 shares was in the fifth quintile of the Universe for each of the one-, three-, and five-year periods ended December 31, 2024. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with members of the Fixed Income Committee at each of their regular meetings over the course of next year.
The Trustees noted that the Tax Free Bond Fund’s performance for Class A, Class I and Class R6 shares was in the fourth, fifth and fifth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with members of the Fixed Income Committee at each of their regular meetings over the course of next year.
The Trustees noted that the Ultra-Short Municipal Fund’s performance for Class A shares was in the first quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2024. The Trustees noted that the performance for Class I shares was in the first, first and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, concluded that the performance was satisfactory.
Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds’ selected share classes in the Universe, as well as a subset of funds within the Universe (the “Peer Group”). The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. For each Fund that had a Fee Cap in place, the Trustees considered, the net advisory fee rate and net expense ratio for each share class, as applicable, taking into account any waivers and/or reimbursements. The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:
The Trustees noted that the California Tax Free Bond Fund’s net advisory fee and actual total expenses for Class A shares were in the first quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares were in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the second and third quintiles of the Peer Group and Universe, respectively. Broadridge did not calculate quintile rankings for the Peer Group and Universe for Class R6 shares due to the limited number of funds in the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the National Municipal Income Fund’s net advisory fee for Class A and Class R6 shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A and Class R6 shares were in the first quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for the Class I shares were in the second quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the New York Tax Free Bond Fund’s net advisory fee for Class A and Class I shares was in the second and first quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A and Class I shares were in the first quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee and actual total expenses for Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Short-Intermediate Municipal Bond Fund’s net advisory fee for Class A shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the fourth and fifth quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee and actual total expenses for Class I and Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Tax Free Bond Fund’s net advisory fee and actual total expenses for Class A and Class R6 shares were in the first quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the second and first quintiles of the Peer Group and the Universe, respectively, and that the actual total expenses for Class I shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Ultra-Short Municipal Fund’s net advisory fee and actual total expenses for Class A and Class I shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Refer to Item 7.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust IV

By:	/s/ Matthew J. Kamburowski
Matthew J. Kamburowski
President and Principal Executive Officer
November 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Matthew J. Kamburowski
Matthew J. Kamburowski
President and Principal Executive Officer
November 5, 2025

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
November 5, 2025